UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03213

Nationwide Variable Insurance Trust

(Exact name of registrant as specified in charter)

One Nationwide Plaza: Mail Code: 05-02-210R Columbus, OH 43215

(Address of principal executive offices) (Zip code)

Eric E. Miller, Esq.

One Nationwide Plaza

Mail Code: 05-02-210R

Columbus, OH 43215

(Name and address of agent for service)

Registrant’s telephone number, including area code: (614) 435-1795

Date of fiscal year end: December 31, 2018

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR § 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

File the schedules as of the close of the reporting period as set forth in §§ 210.12-12 - 12-14 of Regulation S-X [17 CFR §§ 210.12-12 — 12-14]. The schedules need not be audited.

Statement of Investments

September 30, 2018 (Unaudited)

Statement of Investments

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks 96.0%

	Shares	Value
Airlines 0.4%
Alaska Air Group, Inc.(a)	13,680	$942,005
Southwest Airlines Co.	9,780	610,761

		1,552,766

Auto Components 0.7%
BorgWarner, Inc.	27,280	1,167,038
Delphi Technologies plc	48,805	1,530,525

		2,697,563

Automobiles 1.3%
General Motors Co.	90,983	3,063,398
Honda Motor Co. Ltd.	69,400	2,101,066

		5,164,464

Banks 14.1%
Bank of America Corp.	342,000	10,075,320
BB&T Corp.	78,990	3,834,175
BOK Financial Corp.	7,904	768,901
Comerica, Inc.	15,671	1,413,524
JPMorgan Chase & Co.	120,646	13,613,695
M&T Bank Corp.	14,767	2,429,762
PNC Financial Services Group, Inc. (The)	38,316	5,218,256
US Bancorp	199,178	10,518,590
Wells Fargo & Co.	182,847	9,610,438

		57,482,661

Beverages 0.5%
PepsiCo, Inc.	16,860	1,884,948

Building Products 0.7%
Johnson Controls International plc	86,462	3,026,170

Capital Markets 4.7%
Ameriprise Financial, Inc.	16,100	2,377,326
BlackRock, Inc.	2,260	1,065,206
Franklin Resources, Inc.(a)	59,515	1,809,851
Goldman Sachs Group, Inc. (The)	18,122	4,063,677
Invesco Ltd.	184,383	4,218,683
Northern Trust Corp.	28,122	2,872,100
State Street Corp.	31,353	2,626,754

		19,033,597

Commercial Services & Supplies 0.2%
Republic Services, Inc.	14,380	1,044,851

Communications Equipment 2.0%
Cisco Systems, Inc.	169,925	8,266,851

Containers & Packaging 0.6%
Sonoco Products Co.	16,740	929,070
WestRock Co.	27,810	1,486,166

		2,415,236

Diversified Financial Services 2.6%
Berkshire Hathaway, Inc., Class A*	24	7,680,001
Berkshire Hathaway, Inc., Class B*	14,500	3,104,595

		10,784,596

Diversified Telecommunication Services 4.4%
AT&T, Inc.	279,156	9,374,059
Verizon Communications, Inc.	157,180	8,391,840

		17,765,899

Electric Utilities 0.9%
Edison International	23,805	1,611,122
PG&E Corp.*	45,159	2,077,766

		3,688,888

Electrical Equipment 1.1%
Hubbell, Inc.	23,922	3,195,262
nVent Electric plc	45,850	1,245,286

		4,440,548

Electronic Equipment, Instruments & Components 1.1%
Keysight Technologies, Inc.*	25,237	1,672,709
TE Connectivity Ltd.	32,781	2,882,433

		4,555,142

Energy Equipment & Services 4.4%
Baker Hughes a GE Co.(a)	114,537	3,874,787
Halliburton Co.	48,720	1,974,621
Helmerich & Payne, Inc.(a)	13,531	930,527
National Oilwell Varco, Inc.	30,284	1,304,635
Schlumberger Ltd.	158,880	9,678,970

		17,763,540

Equity Real Estate Investment Trusts (REITs) 0.4%
Weyerhaeuser Co.	56,890	1,835,840

Food & Staples Retailing 1.3%
Walmart, Inc.	55,203	5,184,114

Food Products 4.0%
Conagra Brands, Inc.	62,058	2,108,110
General Mills, Inc.	58,650	2,517,258
Kellogg Co.(a)	43,902	3,074,018
Mondelez International, Inc., Class A	148,726	6,389,269
Orkla ASA	249,210	2,105,377

		16,194,032

Health Care Equipment & Supplies 4.1%
Abbott Laboratories	34,990	2,566,866
Medtronic plc	73,216	7,202,258
Siemens Healthineers AG Reg. S*(b)	44,842	1,971,917
Zimmer Biomet Holdings, Inc.	37,120	4,880,166

		16,621,207

Health Care Providers & Services 3.3%
Cardinal Health, Inc.	78,350	4,230,900
Cigna Corp.	5,000	1,041,250
Express Scripts Holding Co.*	29,474	2,800,325
McKesson Corp.	33,500	4,443,775
Universal Health Services, Inc., Class B	8,148	1,041,640

		13,557,890

Hotels, Restaurants & Leisure 0.6%
Carnival Corp.	18,485	1,178,789
Sodexo SA	11,720	1,241,368

		2,420,157

Household Products 3.6%
Kimberly-Clark Corp.	14,170	1,610,279
Procter & Gamble Co. (The)	154,777	12,882,090

		14,492,369

Industrial Conglomerates 3.2%
General Electric Co.	919,904	10,385,716
Siemens AG (Registered)	19,530	2,500,697

		12,886,413

Insurance 3.1%
Aflac, Inc.	36,712	1,728,034
Chubb Ltd.	35,612	4,759,188
MetLife, Inc.	52,595	2,457,238
Reinsurance Group of America, Inc.	16,540	2,391,022
Unum Group	28,640	1,118,965

		12,454,447

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

Common Stocks (continued)

	Shares	Value
Leisure Products 0.4%
Mattel, Inc.*(a)	93,809	$1,472,801

Machinery 1.2%
Atlas Copco AB, Class B	50,410	1,343,590
Cummins, Inc.	8,780	1,282,494
IMI plc	155,760	2,223,983

		4,850,067

Metals & Mining 0.5%
BHP Billiton Ltd.	76,550	1,905,530

Multiline Retail 0.6%
Target Corp.	26,649	2,350,708

Oil, Gas & Consumable Fuels 10.4%
Anadarko Petroleum Corp.	64,663	4,358,933
Apache Corp.(a)	35,168	1,676,459
Chevron Corp.	65,971	8,066,934
Cimarex Energy Co.	46,335	4,306,375
ConocoPhillips	31,743	2,456,908
Devon Energy Corp.	95,296	3,806,122
EQT Corp.(a)	69,036	3,053,462
Noble Energy, Inc.	147,026	4,585,741
Occidental Petroleum Corp.	41,430	3,404,303
Royal Dutch Shell plc, Class B	93,090	3,257,738
TOTAL SA	56,037	3,617,997

		42,590,972

Pharmaceuticals 10.0%
Allergan plc	21,780	4,148,654
Bristol-Myers Squibb Co.	22,870	1,419,770
Johnson & Johnson	72,071	9,958,050
Merck & Co., Inc.	131,425	9,323,290
Pfizer, Inc.	256,120	11,287,208
Roche Holding AG	12,320	2,981,185
Teva Pharmaceutical Industries Ltd., ADR-IL	84,751	1,825,537

		40,943,694

Road & Rail 1.0%
Heartland Express, Inc.	216,475	4,271,052

Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	33,117	1,279,972
Intel Corp.	176,380	8,341,010
QUALCOMM, Inc.	46,578	3,355,014
Teradyne, Inc.(a)	28,737	1,062,694

		14,038,690

Software 2.0%
Microsoft Corp.	9,235	1,056,207
Oracle Corp.	138,447	7,138,327

		8,194,534

Specialty Retail 1.2%
Advance Auto Parts, Inc.	21,853	3,678,515
AutoZone, Inc.*	1,570	1,217,849

		4,896,364

Technology Hardware, Storage & Peripherals 0.3%
HP, Inc.	56,111	1,445,980

Textiles, Apparel & Luxury Goods 0.9%
Ralph Lauren Corp.(a)	14,430	1,984,847
Tapestry, Inc.	33,761	1,697,165

		3,682,012

Trading Companies & Distributors 0.8%
MSC Industrial Direct Co., Inc., Class A	37,791	3,329,765

Total Common Stocks (cost $333,939,544)		391,186,358

Exchange Traded Fund 1.3%

	Shares	Value
Exchange Traded Fund 1.3%
iShares Russell 1000 Value ETF	40,120	5,079,994

Total Exchange Traded Fund (cost $5,009,992)		5,079,994

Repurchase Agreements 2.2%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $1,020,000.(c)	$1,000,000	1,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(c)	1,000,000	1,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $2,000,856, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $2,040,748.(c)	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $2,135,398, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $2,177,693.(c)	2,134,993	2,134,993
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $1,020,247.(c)	1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $2,000,387, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $2,040,000.(c)	$2,000,000	$2,000,000

Total Repurchase Agreements (cost $9,134,993)		9,134,993

Total Investments (cost $348,084,529) — 99.5%		405,401,345
Other assets in excess of liabilities — 0.5%		1,917,241

NET ASSETS — 100.0%		$407,318,586

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $13,233,945, which was collateralized by cash used to purchase repurchase agreements with a total value of $9,134,993 and by $4,479,830 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 11/15/2047, a total value of $13,614,823.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $1,971,917 which represents 0.48% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $9,134,993.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
IL	Israel
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

Forward foreign currency contracts outstanding as of September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,624,978	JPY	181,706,550	Bank of America NA	12/28/2018	13,630
USD	1,015,132	SEK	8,850,736	Goldman Sachs	12/28/2018	11,197
USD	1,402,688	AUD	1,927,912	Bank of America NA	12/31/2018	8,065
USD	2,280,841	CHF	2,172,786	UBS AG	12/31/2018	46,476
USD	7,163,419	EUR	6,047,928	Credit Suisse International	12/31/2018	85,045
USD	4,114,171	GBP	3,093,873	Morgan Stanley Co., Inc.	12/31/2018	62,868

Total unrealized appreciation						227,281

USD	1,577,965	NOK	12,829,331	Goldman Sachs	12/28/2018	(4,611)

Total unrealized depreciation						(4,611)

Net unrealized appreciation						222,670

Currency:

AUD	Australian Dollar
CHF	Switzerland Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$1,552,766	$—	$—	$1,552,766
Auto Components	2,697,563	—	—	2,697,563
Automobiles	3,063,398	2,101,066	—	5,164,464
Banks	57,482,661	—	—	57,482,661
Beverages	1,884,948	—	—	1,884,948
Building Products	3,026,170	—	—	3,026,170
Capital Markets	19,033,597	—	—	19,033,597
Commercial Services & Supplies	1,044,851	—	—	1,044,851
Communications Equipment	8,266,851	—	—	8,266,851
Containers & Packaging	2,415,236	—	—	2,415,236
Diversified Financial Services	10,784,596	—	—	10,784,596
Diversified Telecommunication Services	17,765,899	—	—	17,765,899
Electric Utilities	3,688,888	—	—	3,688,888
Electrical Equipment	4,440,548	—	—	4,440,548
Electronic Equipment, Instruments & Components	4,555,142	—	—	4,555,142
Energy Equipment & Services	17,763,540	—	—	17,763,540
Equity Real Estate Investment Trusts (REITs)	1,835,840	—	—	1,835,840
Food & Staples Retailing	5,184,114	—	—	5,184,114
Food Products	14,088,655	2,105,377	—	16,194,032

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Health Care Equipment & Supplies	$16,621,207	$—	$—	$16,621,207
Health Care Providers & Services	13,557,890	—	—	13,557,890
Hotels, Restaurants & Leisure	1,178,789	1,241,368	—	2,420,157
Household Products	14,492,369	—	—	14,492,369
Industrial Conglomerates	10,385,716	2,500,697	—	12,886,413
Insurance	12,454,447	—	—	12,454,447
Leisure Products	1,472,801	—	—	1,472,801
Machinery	1,282,494	3,567,573	—	4,850,067
Metals & Mining	—	1,905,530	—	1,905,530
Multiline Retail	2,350,708	—	—	2,350,708
Oil, Gas & Consumable Fuels	35,715,237	6,875,735	—	42,590,972
Pharmaceuticals	37,962,509	2,981,185	—	40,943,694
Road & Rail	4,271,052	—	—	4,271,052
Semiconductors & Semiconductor Equipment	14,038,690	—	—	14,038,690
Software	8,194,534	—	—	8,194,534
Specialty Retail	4,896,364	—	—	4,896,364
Technology Hardware, Storage & Peripherals	1,445,980	—	—	1,445,980
Textiles, Apparel & Luxury Goods	3,682,012	—	—	3,682,012
Trading Companies & Distributors	3,329,765	—	—	3,329,765

Total Common Stocks	$367,907,827	$23,278,531	$—	$391,186,358

Exchange Traded Fund	$5,079,994	$—	$—	$5,079,994
Forward Foreign Currency Contracts	—	227,281	—	227,281
Repurchase Agreements	—	9,134,993	—	9,134,993

Total Assets	$372,987,821	$32,640,805	$—	$405,628,626

Liabilities:
Forward Foreign Currency Contracts	$—	$(4,611)	$—	$(4,611)

Total Liabilities	$—	$(4,611)	$—	$(4,611)

Total	$372,987,821	$32,636,194	$—	$405,624,015

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Century NVIT Multi Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation forward foreign currency contracts	$227,281

Total		$227,281

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation forward foreign currency contracts	$(4,611)

Total		$(4,611)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2018 (Unaudited)

American Funds NVIT Asset Allocation Fund

Investment Company 100.1%

	Shares	Value
Balanced Fund 100.1%
American Funds Asset Allocation Fund, Class 1(a)	290,935,336	$6,868,983,291

Total Investment Company (cost $5,304,544,906)		6,868,983,291

Total Investments (cost $5,304,544,906) — 100.1%		6,868,983,291
Liabilities in excess of other assets — (0.1)%		(3,656,857)

NET ASSETS — 100.0%		$6,865,326,434

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Funds NVIT Asset Allocation Fund

American Funds NVIT Asset Allocation Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Asset Allocation Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

American Funds NVIT Bond Fund

Investment Company 100.1%

	Shares	Value
Fixed Income Fund 100.1%
American Funds Bond Fund, Class 1(a)	285,517,847	$3,023,634,004

Total Investment Company (cost $3,114,773,855)		3,023,634,004

Total Investments (cost $3,114,773,855) — 100.1%		3,023,634,004
Liabilities in excess of other assets — (0.1)%		(1,621,059)

NET ASSETS — 100.0%		$3,022,012,945

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Funds NVIT Bond Fund

American Funds NVIT Bond Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Bond Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

American Funds NVIT Global Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Global Growth Fund, Class 1(a)	13,367,417	$405,166,424

Total Investment Company (cost $347,437,859)		405,166,424

Total Investments (cost $347,437,859) — 100.1%		405,166,424
Liabilities in excess of other assets — (0.1)%		(290,685)

NET ASSETS — 100.0%		$404,875,739

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Funds NVIT Global Growth Fund

American Funds NVIT Global Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Global Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

American Funds NVIT Growth Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth Fund, Class 1(a)	8,784,460	$718,744,539

Total Investment Company (cost $601,754,725)		718,744,539

Total Investments (cost $601,754,725) — 100.1%		718,744,539
Liabilities in excess of other assets — (0.1)%		(449,385)

NET ASSETS — 100.0%		$718,295,154

(a)	Investments in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Funds NVIT Growth Fund

American Funds NVIT Growth Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

American Funds NVIT Growth-Income Fund

Investment Company 100.1%

	Shares	Value
Equity Fund 100.1%
American Funds Growth-Income Fund, Class 1(a)	62,676,124	$3,286,735,932

Total Investment Company (cost $2,751,005,788)		3,286,735,932

Total Investments (cost $2,751,005,788) — 100.1%		3,286,735,932
Liabilities in excess of other assets — (0.1)%		(1,748,366)

NET ASSETS — 100.0%		$3,284,987,566

(a)	Investment in master fund.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

American Funds NVIT Growth-Income Fund

American Funds NVIT Growth-Income Fund (“the Fund”) operates as a “feeder fund,” which means that the Fund does not buy individual securities directly, and may have additional investment and concentration risks. Instead, the Fund invests all of its assets in Class 1 shares of another mutual fund, the American Funds Growth-Income Fund (the “Master Fund”), a series of the American Funds Insurance Series®, which invests directly in individual securities. The Fund therefore has the same objective(s) and limitations as the Master Fund in which the Fund invests, and the investment return of the Fund corresponds to that of the Master Fund. For accounting and financial reporting purposes, the Fund is treated as a fund of funds.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

Investment Company 93.5%

	Shares	Value
Alternative Assets 93.5%
BlackRock Global Allocation VI Fund, Class I*	13,613,220	$233,194,455

Total Investment Company (cost $218,327,362)		233,194,455

Short-Term Investment 5.6%

	Shares	Value
Money Market Fund 5.6%
JPMorgan U.S. Government Money Market Fund - Institutional Shares, 1.93%(a)	13,923,685	13,923,685

Total Short-Term Investment (cost $13,923,685)		13,923,685

Total Investments (cost $232,251,047) — 99.1%		247,118,140
Other assets in excess of liabilities — 0.9%		2,229,402

NET ASSETS — 100.0%		$249,347,542

*	Denotes a non-income producing security.
(a)	Represents 7-day effective yield as of September 30, 2018.

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	245	12/2018	USD	24,199,875	395,648
Russell 2000 E-Mini Index	5	12/2018	USD	425,200	(5,341)
S&P 500 E-Mini Index	193	12/2018	USD	28,168,350	232,294
S&P Midcap 400 E-Mini Index	8	12/2018	USD	1,620,160	(14,255)

					608,346

At September 30, 2018, the Fund has $2,577,685 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

BlackRock NVIT Managed Global Allocation Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$627,942

Total		$627,942

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(19,596)

Total		$(19,596)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks 92.7%

	Shares	Value
Aerospace & Defense 1.2%
Lockheed Martin Corp.	4,388	$1,518,072
Northrop Grumman Corp.	7,526	2,388,527

		3,906,599

Banks 15.4%
Bank of America Corp.	348,008	10,252,316
Citigroup, Inc.	147,575	10,587,030
JPMorgan Chase & Co.	111,630	12,596,329
SunTrust Banks, Inc.(a)	38,995	2,604,476
US Bancorp	76,392	4,034,262
Wells Fargo & Co.	180,075	9,464,742

		49,539,155

Beverages 1.8%
Diageo plc	75,214	2,663,655
PepsiCo, Inc.	26,640	2,978,352

		5,642,007

Building Products 0.7%
Johnson Controls International plc	63,710	2,229,850

Capital Markets 3.1%
Charles Schwab Corp. (The)	26,790	1,316,729
Goldman Sachs Group, Inc. (The)	15,563	3,489,847
Morgan Stanley	97,052	4,519,712
State Street Corp.	9,330	781,667

		10,107,955

Chemicals 1.0%
DowDuPont, Inc.	51,941	3,340,326

Communications Equipment 1.6%
Cisco Systems, Inc.	39,080	1,901,242
Motorola Solutions, Inc.	24,439	3,180,491

		5,081,733

Construction Materials 0.6%
CRH plc	61,780	2,020,122

Containers & Packaging 0.3%
International Paper Co.	18,991	933,408

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc.	45,140	968,253

Diversified Telecommunication Services 3.5%
BCE, Inc.	17,824	722,228
Verizon Communications, Inc.	198,117	10,577,467

		11,299,695

Electric Utilities 3.7%
Edison International	19,300	1,306,224
FirstEnergy Corp.(a)	102,669	3,816,207
NextEra Energy, Inc.	19,200	3,217,920
PG&E Corp.*	77,030	3,544,150

		11,884,501

Electrical Equipment 0.1%
nVent Electric plc	8,990	244,168

Electronic Equipment, Instruments & Components 0.7%
CDW Corp.	26,600	2,365,272

Food Products 1.5%
Danone SA	9,630	745,521
Kellogg Co.(a)	30,590	2,141,912
Mondelez International, Inc., Class A	25,970	1,115,671
Nestle SA (Registered)	11,630	968,850

		4,971,954

Health Care Equipment & Supplies 3.1%
Koninklijke Philips NV	114,300	5,205,711
Medtronic plc	48,020	4,723,727

		9,929,438

Health Care Providers & Services 8.1%
Aetna, Inc.	26,669	5,409,807
Anthem, Inc.	27,438	7,519,384
Cardinal Health, Inc.	20,980	1,132,920
CVS Health Corp.	33,970	2,674,118
Humana, Inc.	8,080	2,735,242
McKesson Corp.	18,651	2,474,055
Quest Diagnostics, Inc.	6,759	729,364
UnitedHealth Group, Inc.	12,560	3,341,462

		26,016,352

Household Durables 0.4%
Newell Brands, Inc.(a)	58,030	1,178,009

Household Products 0.8%
Procter & Gamble Co. (The)	30,007	2,497,483

Industrial Conglomerates 2.8%
3M Co.	9,768	2,058,215
General Electric Co.	267,510	3,020,188
Honeywell International, Inc.	24,199	4,026,714

		9,105,117

Insurance 6.0%
American International Group, Inc.	103,451	5,507,731
Arthur J Gallagher & Co.	22,120	1,646,613
Brighthouse Financial, Inc.*	6,481	286,720
Marsh & McLennan Cos., Inc.	27,301	2,258,339
MetLife, Inc.	135,803	6,344,716
Travelers Cos., Inc. (The)	25,813	3,348,204

		19,392,323

IT Services 0.6%
Cognizant Technology Solutions Corp., Class A	23,650	1,824,597

Leisure Products 0.4%
Mattel, Inc.*(a)	74,144	1,164,061

Machinery 0.2%
Pentair plc	18,070	783,334

Media 1.9%
Comcast Corp., Class A	147,382	5,218,797
Interpublic Group of Cos., Inc. (The)(a)	37,020	846,647

		6,065,444

Multiline Retail 0.3%
Dollar General Corp.	9,039	987,963

Multi-Utilities 1.1%
Public Service Enterprise Group, Inc.	65,438	3,454,472

Oil, Gas & Consumable Fuels 10.5%
Anadarko Petroleum Corp.	13,750	926,887
BP plc	841,190	6,453,890
Devon Energy Corp.	74,850	2,989,509
Hess Corp.(a)	55,867	3,998,960
Marathon Oil Corp.	59,600	1,387,488
Marathon Petroleum Corp.	44,145	3,530,276
ONEOK, Inc.	30,440	2,063,528
Suncor Energy, Inc.	187,101	7,238,938
TOTAL SA, ADR-FR(a)	33,886	2,181,919
Williams Cos., Inc. (The)(a)	115,610	3,143,436

		33,914,831

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Common Stocks (continued)

	Shares	Value
Personal Products 0.6%
Unilever NV, NYRS-UK	33,833	$1,879,423

Pharmaceuticals 8.7%
AstraZeneca plc	77,190	6,013,590
Bayer AG (Registered)	23,721	2,107,216
Merck & Co., Inc.	69,085	4,900,890
Novo Nordisk A/S, ADR-DK	47,450	2,236,793
Pfizer, Inc.	291,248	12,835,299

		28,093,788

Professional Services 0.9%
Experian plc	63,584	1,633,002
Nielsen Holdings plc(a)	50,692	1,402,141

		3,035,143

Road & Rail 0.5%
Union Pacific Corp.	10,700	1,742,281

Semiconductors & Semiconductor Equipment 2.0%
QUALCOMM, Inc.(a)	64,058	4,614,098
Taiwan Semiconductor Manufacturing Co. Ltd., ADR-TW	39,037	1,723,874

		6,337,972

Software 5.4%
Constellation Software, Inc.	2,031	1,493,583
Microsoft Corp.	67,537	7,724,207
Oracle Corp.	160,756	8,288,579

		17,506,369

Specialty Retail 0.9%
Lowe’s Cos., Inc.	24,920	2,861,314

Technology Hardware, Storage & Peripherals 0.9%
Lenovo Group Ltd.(a)	1,892,000	1,381,939
Samsung Electronics Co. Ltd., GDR-KR Reg. S	1,339	1,398,261

		2,780,200

Tobacco 1.1%
Altria Group, Inc.	59,816	3,607,503

Total Common Stocks (cost $248,694,302)		298,692,415

Master Limited Partnership 1.2%

	Shares	Value
Oil, Gas & Consumable Fuels 1.2%
Enterprise Products Partners LP	126,680	3,639,517

Total Master Limited Partnership (cost $3,627,352)		3,639,517

Repurchase Agreements 2.9%

	Principal Amount	Value
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,428, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $1,020,374.(b)	$1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $5,408,873, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $5,516,006.(b)	5,407,849	5,407,849
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $1,020,247.(b)	1,000,000	1,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $2,000,387, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $2,040,000.(b)	2,000,000	2,000,000

Total Repurchase Agreements (cost $9,407,849)		9,407,849

Total Investments (cost $261,729,503) — 96.8%		311,739,781
Other assets in excess of liabilities — 3.2%		10,462,604

NET ASSETS — 100.0%		$322,202,385

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $17,615,750, which was collateralized by cash used to purchase repurchase agreements with a total value of $9,407,849 and by $8,602,780 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 6.00%, and maturity dates ranging from 10/31/2018 - 11/15/2047, a total value of $18,010,629.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $9,407,849.

ADR	American Depositary Receipt
DK	Denmark
FR	France
GDR	Global Depositary Receipt
KR	South Korea
NYRS	New York Registry Shares

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
TW	Taiwan
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$3,906,599	$—	$—	$3,906,599
Banks	49,539,155	—	—	49,539,155
Beverages	2,978,352	2,663,655	—	5,642,007
Building Products	2,229,850	—	—	2,229,850
Capital Markets	10,107,955	—	—	10,107,955
Chemicals	3,340,326	—	—	3,340,326
Communications Equipment	5,081,733	—	—	5,081,733
Construction Materials	—	2,020,122	—	2,020,122
Containers & Packaging	933,408	—	—	933,408
Diversified Financial Services	968,253	—	—	968,253
Diversified Telecommunication Services	11,299,695	—	—	11,299,695
Electric Utilities	11,884,501	—	—	11,884,501
Electrical Equipment	244,168	—	—	244,168
Electronic Equipment, Instruments & Components	2,365,272	—	—	2,365,272
Food Products	3,257,583	1,714,371	—	4,971,954
Health Care Equipment & Supplies	4,723,727	5,205,711	—	9,929,438
Health Care Providers & Services	26,016,352	—	—	26,016,352
Household Durables	1,178,009	—	—	1,178,009

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

BlackRock NVIT Equity Dividend Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Products	$2,497,483	$—	$—	$2,497,483
Industrial Conglomerates	9,105,117	—	—	9,105,117
Insurance	19,392,323	—	—	19,392,323
IT Services	1,824,597	—	—	1,824,597
Leisure Products	1,164,061	—	—	1,164,061
Machinery	783,334	—	—	783,334
Media	6,065,444	—	—	6,065,444
Multiline Retail	987,963	—	—	987,963
Multi-Utilities	3,454,472	—	—	3,454,472
Oil, Gas & Consumable Fuels	27,460,941	6,453,890	—	33,914,831
Personal Products	1,879,423	—	—	1,879,423
Pharmaceuticals	19,972,982	8,120,806	—	28,093,788
Professional Services	1,402,141	1,633,002	—	3,035,143
Road & Rail	1,742,281	—	—	1,742,281
Semiconductors & Semiconductor Equipment	6,337,972	—	—	6,337,972
Software	17,506,369	—	—	17,506,369
Specialty Retail	2,861,314	—	—	2,861,314
Technology Hardware, Storage & Peripherals	—	2,780,200	—	2,780,200
Tobacco	3,607,503	—	—	3,607,503

Total Common Stocks	$268,100,658	$30,591,757	$—	$298,692,415

Master Limited Partnership	$3,639,517	$—	$—	$3,639,517
Repurchase Agreements	—	9,407,849	—	9,407,849

Total	$271,740,175	$39,999,606	$—	$311,739,781

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Asset-Backed Securities 10.7%

	Principal Amount	Value
Automobiles 0.3%
Flagship Credit Auto Trust, Series 2017-4, Class C, 2.92%, 11/15/2023(a)	$500,000	$487,696

Home Equity 1.7%
Mastr Asset-Backed Securities Trust, Series 2007-HE1, Class A3, 2.43%, 5/25/2037(b)	3,126,704	2,964,334

Other 8.4%
AIMCO CLO, Series 2015-AA, Class AR, 3.19%, 1/15/2028(a)(b)	500,000	497,718
Ares XXXIII CLO Ltd., Series 2015-1A, Class A1R, 3.67%, 12/5/2025(a)(b)	400,000	400,589
Atrium VIII, Series 8A, Class AR, 3.70%, 10/23/2024(a)(b)	500,000	499,897
Avant Loans Funding Trust, Series 2017-B, Class A, 2.29%, 6/15/2020(a)	21,800	21,790
Credit-Based Asset Servicing & Securitization LLC, Series 2006-CB4, Class AV3, 2.37%, 5/25/2036(b)	3,514,499	2,891,958
Jamestown CLO IX Ltd., Series 2016-9A, Class A1A, 3.92%, 10/20/2028(a)(b)	500,000	498,298
JP Morgan Mortgage Acquisition Trust Series 2006-RM1, Class A5, 2.46%, 8/25/2036(b)	2,117,537	1,169,016
Series 2007-CH3, Class M2, 2.54%, 3/25/2037(b)	1,500,000	1,282,452
LCM XV LP, Series 15A, Class DR, 6.06%, 7/20/2030(a)(b)	250,000	252,461
Lendmark Funding Trust, Series 2017-2A, Class A, 2.80%, 5/20/2026(a)	250,000	246,193
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, 3.66%, 5/15/2028(a)(b)	236,000	237,022
Marathon CLO V Ltd., Series 2013-5A, Class A1R, 3.18%, 11/21/2027(a)(b)	500,000	499,811
New Century Home Equity Loan Trust, Series 2006-1, Class A2C, 2.50%, 5/25/2036(b)	1,500,000	1,248,432
Rockford Tower CLO Ltd., Series 2017-3A, Class A, 3.54%, 10/20/2030(a)(b)	500,000	500,000
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/2023(a)	365,142	360,636
Sofi Consumer Loan Program LLC, Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	250,000	246,102
Sprite Ltd., Series 2017-1, Class A, 4.25%, 12/15/2037(a)	941,404	940,664
Upstart Securitization Trust, Series 2017-2, Class A, 2.51%, 3/20/2025(a)	86,571	86,349
Venture XX CLO Ltd., Series 2015-20A, Class AR, 3.16%, 4/15/2027(a)(b)	500,000	499,746
VOLT LXI LLC, Series 2017-NPL8, Class A1, 3.13%, 6/25/2047(a)(c)	744,668	738,467
VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.00%, 10/25/2047(a)(c)	1,035,593	1,023,995
Zais CLO 5 Ltd., Series 2016-2A, Class A1, 3.87%, 10/15/2028(a)(b)	500,000	499,841

		14,641,437

Student Loan 0.3%
Sofi Professional Loan Program Trust, Series 2018-B, Class BFX, 3.83%, 8/25/2047(a)	500,000	492,518

Total Asset-Backed Securities (cost $18,734,531)		18,585,985

Collateralized Mortgage Obligations 28.9%

	Principal Amount	Value
Alternative Loan Trust Series 2006-13T1, Class A1, 6.00%, 5/25/2036	$2,921,126	$2,282,859
Series 2006-OA7, Class 1A2, 2.78%, 6/25/2046(b)	3,561,869	3,310,743
Bear Stearns ALT-A Trust, Series 2006-1, Class 11A1, 2.70%, 2/25/2036(b)	2,845,454	2,700,169
Chase Mortgage Finance Trust, Series 2007-S5, Class 1A10, 6.00%, 7/25/2037	2,545,097	2,101,826
CHL Mortgage Pass-Through Trust, Series 2006-20, Class 1A36, 5.75%, 2/25/2037	2,047,672	1,683,407
CIM Trust, Series 2017-8, Class A1, 3.00%, 12/25/2065(a)(b)	1,328,772	1,298,674
Ellington Financial Mortgage Trust Series 2017-1, Class A1, 2.69%, 10/25/2047(a)(b)	744,016	733,285
Series 2017-1, Class A2, 2.74%, 10/25/2047(a)(b)	756,417	742,929
Series 2017-1, Class A3, 2.84%, 10/25/2047(a)(b)	558,012	547,295
FHLMC REMICS Series 4120, Class KA, 1.75%, 10/15/2032	3,742,532	3,564,155
Series 4749, Class LV, 3.50%, 4/15/2038	4,000,000	3,925,264
Series 4729, Class AG, 3.00%, 1/15/2044	5,000,000	4,617,237
Series 4748, Class KW, 3.50%, 9/15/2044	3,000,000	2,911,589
Series 4767, Class CA, 4.00%, 11/15/2045	4,593,112	4,667,510
Series 4750, Class PA, 3.00%, 7/15/2046	3,850,201	3,686,669
Series 4752, Class PL, 3.00%, 9/15/2046	3,838,350	3,734,399
FNMA REMICS Series 2013-20, Class MA, 2.50%, 3/25/2033	4,112,597	3,932,249
Series 2018-33, Class A, 3.00%, 5/25/2048	3,808,517	3,647,602

Total Collateralized Mortgage Obligations (cost $51,711,593)		50,087,861

Commercial Mortgage-Backed Securities 7.0%

	Principal Amount	Value
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class E, 5.21%, 12/15/2036(a)(b)	152,000	152,665
Bancorp Commercial Mortgage Trust, Series 2018-CRE4, Class A, 3.07%, 9/15/2035(a)(b)	185,000	184,990
BANK Series 2017-BNK8, Class XA, IO, 0.89%, 11/15/2050(b)	6,723,182	366,061
Series 2017-BNK6, Class XA, IO, 1.01%, 7/15/2060(b)	4,663,881	257,054
Series 2018-BN10, Class XA, IO, 0.90%, 2/15/2061(b)	2,904,283	160,430
BBCMS Mortgage Trust, Series 2017-GLKS, Class E, 5.01%, 11/15/2034(a)(b)	405,000	405,251
BB-UBS Trust
Series 2012-SHOW, Class XB, IO, 0.28%, 11/5/2036(a)(b)	4,823,000	51,184

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
BB-UBS Trust (continued)
Series 2012-SHOW, Class XA, IO, 0.73%, 11/5/2036(a)(b)	$8,760,000	$298,529
BSPRT Issuer Ltd. Series 2017-FL2, Class A, 2.98%, 10/15/2034(a)(b)	210,562	210,443
Series 2017-FL2, Class AS, 3.26%, 10/15/2034(a)(b)	119,000	118,965
Series 2017-FL2, Class B, 3.56%, 10/15/2034(a)(b)	119,000	119,289
BX Trust, Series 2018-GW, Class A, 2.96%, 5/15/2035(a)(b)	177,000	176,444
Caesars Palace Las Vegas Trust Series 2017-VICI, Class D, 4.50%, 10/15/2034(a)(b)	232,000	232,255
Series 2017-VICI, Class E, 4.50%, 10/15/2034(a)(b)	232,000	227,741
CD Mortgage Trust, Series 2017-CD6, Class XA, IO, 1.12%, 11/13/2050(b)	5,963,160	358,818
CHT Mortgage Trust Series 2017-CSMO, Class E, 5.16%, 11/15/2036(a)(b)	302,000	304,692
Series 2017-CSMO, Class F, 5.90%, 11/15/2036(a)(b)	161,000	162,187
Citigroup Commercial Mortgage Trust Series 2014-GC19, Class XA, IO, 1.31%, 3/10/2047(b)	4,730,880	227,237
Series 2014-GC21, Class XA, IO, 1.36%, 5/10/2047(b)	4,033,268	201,660
Series 2016-GC36, Class D, 2.85%, 2/10/2049(a)	360,000	289,533
COMM Mortgage Trust Series 2017-PANW, Class E, 4.13%, 10/10/2029(a)(b)	254,000	235,049
Series 2017-PANW, Class D, 4.34%, 10/10/2029(a)(b)	152,000	146,068
Series 2014-CR20, Class XA, IO, 1.29%, 11/10/2047(b)	7,157,012	335,010
Series 2015-CR23, Class C, 4.39%, 5/10/2048(b)	407,000	400,077
CSAIL Commercial Mortgage Trust Series 2016-C6, Class XA, IO, 1.96%, 1/15/2049(b)	988,482	91,251
Series 2017-CX10, Class XA, IO, 0.87%, 11/15/2050(b)	7,115,026	359,579
Series 2017-CX10, Class C, 4.25%, 11/15/2050(b)	405,000	391,621
CSMC Trust Series 2017-CALI, Class E, 3.90%, 11/10/2032(a)(b)	250,000	230,857
Series 2017-CALI, Class F, 3.90%, 11/10/2032(a)(b)	250,000	224,960
CSWF, Series 2018-TOP, Class A, 3.16%, 8/15/2035(a)(b)	180,000	179,868
DBGS Mortgage Trust, Series 2018-BIOD, Class A, 2.96%, 5/15/2035(a)(b)	168,504	168,502
GPMT Ltd., Series 2018-FL1, Class A, 3.08%, 11/21/2035(a)(b)	177,000	177,000
GS Mortgage Securities Corp. Trust Series 2018-3PCK, Class A, 3.60%, 9/15/2021(a)(b)	185,000	185,002
Series 2018-TWR, Class A, 3.06%, 7/15/2031(a)(b)	100,000	100,005
Series 2018-TWR, Class D, 3.76%, 7/15/2031(a)(b)	100,000	100,004
GS Mortgage Securities Trust Series 2016-GS4, Class XA, IO, 0.71%, 11/10/2049(b)	7,844,790	255,852
Series 2017-GS8, Class XA, IO, 1.13%, 11/10/2050(b)	5,337,004	362,425
Series 2017-GS8, Class C, 4.48%, 11/10/2050(b)	405,000	396,234
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2018-LAQ, Class A, 3.16%, 6/15/2032(a)(b)	179,000	179,224
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class XA, IO, 1.60%, 5/15/2050(b)	3,176,237	253,084
Morgan Stanley Capital I Trust Series 2017-ASHF, Class D, 4.36%, 11/15/2034(a)(b)	111,000	111,278
Series 2017-ASHF, Class E, 5.31%, 11/15/2034(a)(b)	167,000	167,313
Series 2017-ASHF, Class F, 6.51%, 11/15/2034(a)(b)	127,000	127,238
SG Commercial Mortgage Securities Trust, Series 2016-C5, Class XA, IO, 2.17%, 10/10/2048(b)	3,345,943	348,891
UBS Commercial Mortgage Trust Series 2017-C5, Class C, 4.46%, 11/15/2050(b)	349,000	340,963
Series 2017-C6, Class C, 4.60%, 12/15/2050(b)	173,000	170,233
Series 2018-C8, Class C, 4.86%, 2/15/2051(b)	173,000	173,143
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class C, 4.69%, 10/15/2045(b)	405,000	413,699
Series 2015-C28, Class XA, IO, 0.85%, 5/15/2048(b)	10,023,715	340,327
Series 2017-C41, Class B, 4.19%, 11/15/2050(b)	251,000	249,149
Series 2017-C41, Class C, 4.66%, 11/15/2050(b)	327,000	322,936

Total Commercial Mortgage-Backed Securities (cost $12,154,921)		12,042,270

Corporate Bonds 14.2%

	Principal Amount	Value
Aerospace & Defense 0.1%
TransDigm, Inc., 6.38%, 6/15/2026	85,000	85,850

Air Freight & Logistics 0.1%
FedEx Corp., 4.75%, 11/15/2045	155,000	155,206

Airlines 0.1%
Delta Air Lines, Inc., 3.63%, 3/15/2022	105,000	103,686

Banks 2.6%
Banco BTG Pactual SA, Reg. S, 5.50%, 1/31/2023	200,000	188,340
Banco de Credito e Inversiones SA, Reg. S, 4.00%, 2/11/2023	200,000	200,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Banco de Reservas de la Republica Dominicana, Reg. S, 7.00%, 2/1/2023	$150,000	$152,251
Banco do Brasil SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.40%), 6.25%, 4/15/2024(d)(e)	200,000	152,500
Banco Macro SA, Reg. S, (USD Swap Semi 5 Year + 5.46%), 6.75%, 11/4/2026(e)	300,000	250,503
Banco Mercantil del Norte SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/06/2028(d)(e)	200,000	202,002
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.58%), 5.95%, 1/30/2024(e)	300,000	301,878
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 1.00%, 10/1/2028(a)(e)	200,000	203,000
Bancolombia SA, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.93%), 4.88%, 10/18/2027(e)	200,000	192,260
Banistmo SA, 3.65%, 9/19/2022(a)	300,000	286,125
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.66%), 2.37%, 7/21/2021(e)	165,000	162,104
BBVA Bancomer SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 5.13%, 1/18/2033(e)	200,000	181,750
BDO Unibank, Inc., Reg. S, 2.95%, 3/6/2023	300,000	282,455
Citigroup, Inc., (ICE LIBOR USD 3 Month + 1.39%), 3.67%, 7/24/2028(e)	165,000	157,110
Commonwealth Bank of Australia, 2.75%, 3/10/2022(a)	125,000	121,448
DBS Group Holdings Ltd., Reg. S, (USD Swap Semi 5 Year + 2.39%), 3.60%, 9/07/2021(d)(e)	300,000	289,500
Global Bank Corp., Reg. S, 4.50%, 10/20/2021	200,000	198,200
Itau Unibanco Holding SA, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 6.50%, 3/19/2023(d)(e)	200,000	187,560
Mitsubishi UFJ Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 3.06%, 3/2/2023(e)	80,000	80,239
Royal Bank of Scotland Group plc, (ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(e)	200,000	193,796
Santander Holdings USA, Inc., 3.40%, 1/18/2023	80,000	77,146
Sumitomo Mitsui Financial Group, Inc., (ICE LIBOR USD 3 Month + 0.74%), 3.08%, 1/17/2023(e)	105,000	105,104
United Overseas Bank Ltd., Reg. S, (USD Swap Semi 5 Year + 1.79%), 3.88%, 10/19/2023(d)(e)	200,000	187,655
Wells Fargo & Co., 3.07%, 1/24/2023	80,000	78,082
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(e)	85,000	81,555

		4,513,063

Beverages 0.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	200,000	197,096
Embotelladora Andina SA, Reg. S, 5.00%, 10/1/2023	300,000	313,587

		510,683

Biotechnology 0.2%
AbbVie, Inc., 3.20%, 11/6/2022	115,000	113,032
Celgene Corp., 4.35%, 11/15/2047	185,000	165,610

		278,642

Building Products 0.1%
Builders FirstSource, Inc., 5.63%, 9/1/2024(a)	85,000	81,706

Capital Markets 0.6%
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 0.78%), 3.12%, 10/31/2022(e)	85,000	85,410
(ICE LIBOR USD 3 Month + 1.17%), 3.48%, 5/15/2026(e)	85,000	85,052
Israel Electric Corp. Ltd., Series 6, Reg. S, 5.00%, 11/12/2024(a)	200,000	203,000
Macquarie Group Ltd., (ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023(a)(e)	85,000	81,584
(ICE LIBOR USD 3 Month + 1.33%), 4.15%, 3/27/2024(a)(e)	80,000	79,663
Morgan Stanley, (ICE LIBOR USD 3 Month + 0.85%), 3.74%, 4/24/2024(e)	170,000	168,556
Temasek Financial I Ltd., Reg. S, 2.38%, 1/23/2023	300,000	287,712

		990,977

Chemicals 0.2%
Hexion, Inc., 6.63%, 4/15/2020	20,000	18,800
10.38%, 2/1/2022(a)	65,000	63,213
Mosaic Co. (The), 4.05%, 11/15/2027	80,000	77,393
UPL Corp. Ltd., Reg. S, 3.25%, 10/13/2021	200,000	193,196

		352,602

Commercial Services & Supplies 0.1%
Garda World Security Corp., 8.75%, 5/15/2025(a)	80,000	77,900
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(a)	59,000	63,101
Tervita Escrow Corp., 7.63%, 12/1/2021(a)	80,000	82,500

		223,501

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Communications Equipment 0.2%
Axiata SPV2 Bhd., Series 2, Reg. S, 3.47%, 11/19/2020	$300,000	$298,475
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	85,000	87,550
Riverbed Technology, Inc., 8.88%, 3/1/2023(a)	25,000	23,563

		409,588

Consumer Finance 0.4%
American Express Co., 2.50%, 8/1/2022	85,000	81,482
Credito Real SAB de CV SOFOM ER, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.03%), 9.12%, 11/29/2022(d)(e)	200,000	198,252
Discover Financial Services, 4.10%, 2/9/2027	85,000	81,251
General Motors Financial Co., Inc., (ICE LIBOR USD 3 Month + 0.99%), 3.33%, 1/5/2023(e)	125,000	125,222
Springleaf Finance Corp., 7.13%, 3/15/2026	25,000	24,875
Unifin Financiera SAB de CV SOFOM ENR, Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.31%), 8.88%, 1/29/2025(d)(e)	200,000	187,002

		698,084

Containers & Packaging 0.1%
Crown Americas LLC, 4.75%, 2/1/2026(a)	90,000	85,950
Flex Acquisition Co., Inc., 6.88%, 1/15/2025(a)	85,000	81,175
WestRock Co., 3.75%, 3/15/2025(a)	80,000	78,619

		245,744

Diversified Consumer Services 0.0%†
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(a)	15,000	14,775

Diversified Financial Services 0.4%
ASP AMC Merger Sub, Inc., 8.00%, 5/15/2025(a)	45,000	34,200
Fondo MIVIVIENDA SA, Reg. S, 3.50%, 1/31/2023	300,000	291,000
SPARC EM SPC Panama Metro Line 2 SP, Reg. S, 0.00%, 12/5/2022(f)	300,000	274,845
Verscend Escrow Corp., 9.75%, 8/15/2026(a)	70,000	72,275

		672,320

Diversified Telecommunication Services 0.2%
AT&T, Inc., 3.40%, 5/15/2025	125,000	119,009
CCO Holdings LLC, 5.75%, 2/15/2026(a)	45,000	45,112
5.00%, 2/1/2028(a)	45,000	42,296
Level 3 Financing, Inc., 5.38%, 8/15/2022	85,000	85,890
Telesat Canada, 8.88%, 11/15/2024(a)	40,000	42,800

		335,107

Electric Utilities 1.0%
AES Andres BV, Reg. S, 7.95%, 5/11/2026	200,000	206,502
Duke Energy Corp., 2.65%, 9/1/2026	215,000	194,392
Edison International, 4.13%, 3/15/2028	75,000	74,227
Energuate Trust, Reg. S, 5.88%, 5/3/2027	200,000	189,500
Engie Energia Chile SA, Reg. S, 5.63%, 1/15/2021	200,000	207,332
Fortis, Inc., 2.10%, 10/4/2021	90,000	85,978
Inkia Energy Ltd., Reg. S, 5.88%, 11/9/2027	200,000	190,002
Mexico Generadora de Energia S de rl, Reg. S, 5.50%, 12/6/2032	175,942	175,282
NextEra Energy Operating Partners LP, 4.25%, 9/15/2024(a)	85,000	83,300
Pampa Energia SA, Reg. S, 7.50%, 1/24/2027	150,000	132,690
Southern Co. (The), 1.85%, 7/1/2019	85,000	84,359
Vistra Operations Co. LLC, 5.50%, 9/1/2026(a)	85,000	85,956

		1,709,520

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc., 3.88%, 1/12/2028	85,000	79,175

Energy Equipment & Services 0.1%
Delek & Avner Tamar Bond Ltd., 5.41%, 12/30/2025(a)	100,000	100,334
Nabors Industries, Inc., 5.75%, 2/1/2025(a)	45,000	43,140
Transocean Guardian Ltd., 5.88%, 1/15/2024(a)	20,000	20,175
USA Compression Partners LP, 6.88%, 4/1/2026(a)	40,000	41,300

		204,949

Equity Real Estate Investment Trusts (REITs) 0.2%
Boston Properties LP, 3.65%, 2/1/2026	165,000	159,849
ESH Hospitality, Inc., 5.25%, 5/1/2025(a)	85,000	82,237
MPT Operating Partnership LP, 5.25%, 8/1/2026	90,000	89,438

		331,524

Food & Staples Retailing 0.0%†
Sysco Corp., 3.25%, 7/15/2027	85,000	79,868

Food Products 0.6%
B&G Foods, Inc., 5.25%, 4/1/2025	85,000	81,175
ESAL GmbH, Reg. S, 6.25%, 2/5/2023	200,000	198,250
JBS USA LUX SA, 6.75%, 2/15/2028(a)	95,000	94,406
MARB BondCo plc, Reg. S, 6.88%, 1/19/2025	200,000	186,000
Minerva Luxembourg SA, Reg. S, 5.88%, 1/19/2028	200,000	177,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Food Products (continued)
Pilgrim’s Pride Corp., 5.75%, 3/15/2025(a)	$85,000	$81,812
Post Holdings, Inc., 5.50%, 3/1/2025(a)	80,000	79,400
Smithfield Foods, Inc., 4.25%, 2/1/2027(a)	90,000	84,642

		983,185

Health Care Equipment & Supplies 0.2%
Avantor, Inc., 9.00%, 10/1/2025(a)	85,000	87,763
Becton Dickinson and Co., 2.89%, 6/6/2022	165,000	160,420
Zimmer Biomet Holdings, Inc., 3.70%, 3/19/2023	100,000	99,339

		347,522

Health Care Providers & Services 0.7%
Anthem, Inc., 3.30%, 1/15/2023	160,000	157,875
Cardinal Health, Inc., 3.41%, 6/15/2027	200,000	184,585
Centene Corp., 4.75%, 1/15/2025	80,000	79,800
5.38%, 6/1/2026(a)	10,000	10,238
CVS Health Corp., 3.70%, 3/9/2023	165,000	164,136
Halfmoon Parent, Inc., (ICE LIBOR USD 3 Month + 0.89%), 3.22%, 7/15/2023(a)(e)	170,000	170,008
HCA, Inc., 5.38%, 9/1/2026	85,000	85,850
Laboratory Corp. of America Holdings, 3.60%, 2/1/2025	200,000	194,533
Select Medical Corp., 6.38%, 6/1/2021	60,000	60,675
WellCare Health Plans, Inc., 5.38%, 8/15/2026(a)	55,000	55,963

		1,163,663

Hotels, Restaurants & Leisure 0.3%
1011778 BC ULC, 5.00%, 10/15/2025(a)	85,000	81,388
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	85,000	80,963
Delta Merger Sub, Inc., 6.00%, 9/15/2026(a)	20,000	20,250
Eldorado Resorts, Inc., 6.00%, 4/1/2025	40,000	40,500
GLP Capital LP, 5.75%, 6/1/2028	45,000	46,294
5.30%, 1/15/2029	35,000	35,101
LTF Merger Sub, Inc., 8.50%, 6/15/2023(a)	75,000	78,094
NCL Corp. Ltd., 4.75%, 12/15/2021(a)	56,000	56,350
Viking Cruises Ltd., 5.88%, 9/15/2027(a)	85,000	82,943

		521,883

Household Durables 0.0%†
Tempur Sealy International, Inc., 5.50%, 6/15/2026	85,000	81,494

Household Products 0.0%†
Kronos Acquisition Holdings, Inc., 9.00%, 8/15/2023(a)	40,000	37,700

Independent Power and Renewable Electricity Producers 0.2%
Cometa Energia SA de CV, Reg. S, 6.38%, 4/24/2035	200,000	196,450
Empresa Electrica Angamos SA, Reg. S, 4.88%, 5/25/2029	191,300	189,292
NRG Energy, Inc., 6.25%, 7/15/2022	20,000	20,634

		406,376

Industrial Conglomerates 0.1%
Roper Technologies, Inc., 4.20%, 9/15/2028	85,000	84,323

Insurance 0.3%
Alliant Holdings Intermediate LLC, 8.25%, 8/1/2023(a)	80,000	82,800
New York Life Global Funding, 2.30%, 6/10/2022(a)	85,000	81,623
NFP Corp., 6.88%, 7/15/2025(a)	85,000	85,000
Nuveen Finance LLC, 4.13%, 11/1/2024(a)	160,000	158,212
Prudential Financial, Inc., 3.50%, 5/15/2024	165,000	164,973

		572,608

Interactive Media & Services 0.1%
Match Group, Inc., 5.00%, 12/15/2027(a)	85,000	84,584

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 2.80%, 8/22/2024	225,000	217,085
Expedia Group, Inc., 3.80%, 2/15/2028	210,000	193,558

		410,643

Leisure Products 0.1%
Hasbro, Inc., 3.50%, 9/15/2027	90,000	83,558

Machinery 0.1%
BlueLine Rental Finance Corp., 9.25%, 3/15/2024(a)	80,000	84,100
Caterpillar, Inc., 3.40%, 5/15/2024	160,000	159,041

		243,141

Media 0.1%
Cengage Learning, Inc., 9.50%, 6/15/2024(a)	75,000	64,594
Charter Communications Operating LLC, 4.46%, 7/23/2022	100,000	101,674
CSC Holdings LLC, 5.25%, 6/1/2024	45,000	43,988
Sirius XM Radio, Inc., 5.38%, 7/15/2026(a)	30,000	29,775

		240,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Metals & Mining 0.4%
Fresnillo plc, Reg. S, 5.50%, 11/13/2023	$200,000	$206,000
Nexa Resources SA, Reg. S, 5.38%, 5/4/2027	200,000	194,300
SunCoke Energy Partners LP, 7.50%, 6/15/2025(a)	80,000	82,400
Vedanta Resources plc, Reg. S, 6.13%, 8/9/2024	200,000	185,814

		668,514

Multiline Retail 0.0%†
Dollar Tree, Inc., 4.00%, 5/15/2025	75,000	73,565

Oil, Gas & Consumable Fuels 2.0%
Apache Corp., 4.38%, 10/15/2028	85,000	83,365
Bharat Petroleum Corp. Ltd., Reg. S, 4.63%, 10/25/2022	200,000	200,834
Canacol Energy Ltd., 7.25%, 5/3/2025(a)	200,000	193,502
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	170,000	163,981
Cheniere Energy Partners LP, 5.25%, 10/1/2025	85,000	85,105
Cosan Luxembourg SA, Reg. S, 7.00%, 1/20/2027	200,000	197,200
Energy Transfer Partners LP, 4.75%, 1/15/2026	115,000	116,189
Enterprise Products Operating LLC, 3.75%, 2/15/2025	125,000	124,789
EP Energy LLC, 7.75%, 5/15/2026(a)	45,000	46,069
EQT Corp., 3.90%, 10/1/2027	165,000	154,607
EQT Midstream Partners LP, 4.75%, 7/15/2023	105,000	106,552
Geopark Ltd., Reg. S, 6.50%, 9/21/2024	200,000	201,000
Gran Tierra Energy International Holdings Ltd., Reg. S, 6.25%, 2/15/2025	200,000	195,860
Gulfport Energy Corp., 6.38%, 5/15/2025	85,000	83,300
Indigo Natural Resources LLC, 6.88%, 2/15/2026(a)	45,000	43,537
Kinder Morgan, Inc., 4.30%, 3/1/2028	100,000	99,149
ONGC Videsh Ltd., Reg. S, 4.63%, 7/15/2024	200,000	198,476
Peabody Energy Corp., 6.00%, 3/31/2022(a)	80,000	81,400
Petrobras Global Finance BV, 5.75%, 2/1/2029	250,000	223,212
QEP Resources, Inc., 5.25%, 5/1/2023	65,000	63,294
Raizen Fuels Finance SA, Reg. S, 5.30%, 1/20/2027	200,000	188,000
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	115,000	118,127
Sunoco LP, 4.88%, 1/15/2023(a)	45,000	44,550
Williams Cos., Inc. (The), 3.75%, 6/15/2027	85,000	80,913
YPF SA, Reg. S, 8.50%, 7/28/2025	200,000	195,002
Reg. S, 6.95%, 7/21/2027	100,000	87,470

		3,375,483

Paper & Forest Products 0.1%
Georgia-Pacific LLC, 3.60%, 3/1/2025(a)	101,000	100,011

Pharmaceuticals 0.2%
Allergan Funding SCS, 3.80%, 3/15/2025	195,000	190,953
AstraZeneca plc, 2.38%, 6/12/2022	80,000	76,892
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	175,000	155,827

		423,672

Road & Rail 0.1%
Avolon Holdings Funding Ltd., 5.13%, 10/1/2023(a)	85,000	85,916
Penske Truck Leasing Co. LP, 4.20%, 4/1/2027(a)	45,000	44,167

		130,083

Semiconductors & Semiconductor Equipment 0.1%
Microchip Technology, Inc., 4.33%, 6/1/2023(a)	165,000	163,975

Software 0.2%
CDK Global, Inc., 5.88%, 6/15/2026	40,000	41,215
Genesys Telecommunications Laboratories, Inc., 10.00%, 11/30/2024(a)	75,000	83,063
Informatica LLC, 7.13%, 7/15/2023(a)	80,000	81,886
Sophia LP, 9.00%, 9/30/2023(a)	80,000	83,400

		289,564

Specialty Retail 0.0%†
PetSmart, Inc., 7.13%, 3/15/2023(a)	50,000	35,937

Thrifts & Mortgage Finance 0.0%†
Wand Merger Corp., 8.13%, 7/15/2023(a)	40,000	41,892

Tobacco 0.1%
Reynolds American, Inc., 4.00%, 6/12/2022	195,000	196,204

Trading Companies & Distributors 0.1%
Air Lease Corp., 3.25%, 3/1/2025	180,000	168,254
Beacon Roofing Supply, Inc., 4.88%, 11/1/2025(a)	90,000	82,913

		251,167

Transportation Infrastructure 0.3%
Adani Ports & Special Economic Zone Ltd., Reg. S, 3.95%, 1/19/2022	300,000	293,820

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

Corporate Bonds (continued)

	Principal Amount	Value
Transportation Infrastructure (continued)
ENA Norte Trust, Reg. S, 4.95%, 4/25/2023	$205,342	$206,112

		499,932

Wireless Telecommunication Services 0.6%
Bharti Airtel International Netherlands BV, Reg. S, 5.13%, 3/11/2023	300,000	296,110
C&W Senior Financing DAC, Reg. S, 6.88%, 9/15/2027	200,000	199,500
Comunicaciones Celulares SA, Reg. S, 6.88%, 2/6/2024	200,000	204,500
Millicom International Cellular SA, Reg. S, 5.13%, 1/15/2028	200,000	184,000
Sprint Corp., 7.13%, 6/15/2024	60,000	62,250

		946,360

Total Corporate Bonds (cost $25,062,823)		24,533,640

Foreign Government Securities 1.0%

	Principal Amount	Value
ARGENTINA 0.2%
Provincia de Buenos Aires, Reg. S, 7.88%, 6/15/2027	150,000	124,727
Republic of Argentina, 6.88%, 1/26/2027	300,000	255,000

		379,727

CHILE 0.2%
Republic of Chile, 3.13%, 3/27/2025	300,000	290,994

MALAYSIA 0.2%
Malaysia Sovereign Sukuk Bhd., Reg. S, 3.04%, 4/22/2025	300,000	286,950

PANAMA 0.1%
Republic of Panama, 4.00%, 9/22/2024	200,000	202,702

PHILIPPINES 0.3%
Republic of Philippines, 4.20%, 1/21/2024	500,000	513,636

Total Foreign Government Securities (cost $1,799,819)		1,674,009

Mortgage-Backed Securities 16.5%

	Principal Amount	Value
FHLMC Gold Pool
Pool# T65102 2.50%, 10/1/2042	3,711,156	3,415,686
Pool# V83144 4.00%, 4/1/2047	3,360,478	3,397,805
Pool# Q50135 3.50%, 8/1/2047	7,432,694	7,321,829
Pool# G08775 4.00%, 8/1/2047	2,644,066	2,672,845
Pool# Q51461 3.50%, 10/1/2047	2,841,432	2,798,830
FNMA Pool
Pool# BE2453 3.00%, 12/1/2046	3,717,491	3,560,274
Pool# MA2888 2.50%, 1/1/2047	2,931,776	2,715,527
Pool# AS9937 3.00%, 7/1/2047	2,732,757	2,617,128

Total Mortgage-Backed Securities (cost $29,723,600)		28,499,924

U.S. Treasury Obligations 13.5%

	Principal Amount	Value
U.S. Treasury Bonds 3.13%, 2/15/2043	1,700,000	1,679,414
3.00%, 11/15/2045	1,250,000	1,205,518
2.50%, 2/15/2046	1,000,000	872,734
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2022(g)	300,000	302,021
0.38%, 7/15/2027(g)	350,000	344,457
U.S. Treasury Notes 1.50%, 5/31/2020	3,550,000	3,475,672
2.50%, 6/30/2020	3,750,000	3,730,664
2.13%, 2/29/2024	3,100,000	2,969,582
2.25%, 11/15/2025	2,600,000	2,471,320
1.63%, 5/15/2026	3,250,000	2,939,981
2.25%, 11/15/2027	3,550,000	3,322,855

Total U.S. Treasury Obligations (cost $23,844,172)		23,314,218

Investment Company 4.4%

	Shares	Value
Fixed Income Fund 4.4%
DoubleLine Floating Rate Fund, Class I	763,356	7,557,220

Total Investment Company (cost $7,600,000)		7,557,220

Short-Term Investment 0.3%

	Principal Amount	Value
U.S. Treasury Obligation 0.3%
U.S. Treasury Bills, 0.00%, 12/27/2018(f)	$600,000	596,879

Total Short-Term Investment (cost $596,977)		596,879

Total Investments (cost $171,228,436) — 96.5%		166,892,006
Other assets in excess of liabilities — 3.5%		6,067,274

NET ASSETS — 100.0%		$172,959,280

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $23,093,735 which represents 13.35% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(d)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(f)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(g)	Principal amounts are not adjusted for inflation.
†	Amount rounds to less than 0.1%.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

DoubleLine NVIT Total Return Tactical Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$18,585,985	$—	$18,585,985
Collateralized Mortgage Obligations	—	50,087,861	—	50,087,861
Commercial Mortgage-Backed Securities	—	12,042,270	—	12,042,270
Corporate Bonds	—	24,533,640	—	24,533,640
Foreign Government Securities	—	1,674,009	—	1,674,009
Investment Company	7,557,220	—	—	7,557,220
Mortgage-Backed Securities	—	28,499,924	—	28,499,924
Short-Term Investment	—	596,879	—	596,879
U.S. Treasury Obligations	—	23,314,218	—	23,314,218

Total	$7,557,220	$159,334,786	$—	$166,892,006

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds 92.1%

	Principal Amount	Value
Aerospace & Defense 1.1%
Engility Corp., 8.88%, 9/1/2024	$200,000	$217,500
TransDigm UK Holdings plc, 6.88%, 5/15/2026(a)	200,000	205,250
TransDigm, Inc., 6.00%, 7/15/2022	625,000	635,156
6.50%, 7/15/2024	125,000	128,062
6.50%, 5/15/2025	425,000	432,969

		1,618,937

Automotive 2.1%
Adient Global Holdings Ltd., 4.88%, 8/15/2026(a)	575,000	511,031
American Axle & Manufacturing, Inc., 6.50%, 4/1/2027	575,000	569,238
BCD Acquisition, Inc., 9.63%, 9/15/2023(a)	250,000	266,563
Dana Financing Luxembourg Sarl, 5.75%, 4/15/2025(a)	150,000	147,330
6.50%, 6/1/2026(a)	425,000	433,096
Goodyear Tire & Rubber Co. (The), 5.00%, 5/31/2026	275,000	258,569
4.88%, 3/15/2027	100,000	91,875
IHO Verwaltungs GmbH, 4.75%, 9/15/2026(a)(b)	525,000	494,813
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)	250,000	259,375
Motors Liquidation Co., 7.40%, 9/1/2025(c)(d)(e)(f)(g)	2,500,000	0

		3,031,890

Banking 0.4%
Ally Financial, Inc., 5.75%, 11/20/2025	600,000	619,500

Building Materials 1.6%
American Builders & Contractors Supply Co., Inc., 5.75%, 12/15/2023(a)	50,000	51,062
5.88%, 5/15/2026(a)	500,000	501,250
Core & Main LP, 6.13%, 8/15/2025(a)	250,000	238,750
Masonite International Corp., 5.75%, 9/15/2026(a)	250,000	250,625
Pisces Midco, Inc., 8.00%, 4/15/2026(a)	375,000	377,813
Standard Industries, Inc., 6.00%, 10/15/2025(a)	275,000	281,187
5.00%, 2/15/2027(a)	600,000	564,750

		2,265,437

Cable Satellite 9.0%
Altice US Finance I Corp., 5.50%, 5/15/2026(a)	250,000	249,688
Cablevision Systems Corp., 5.88%, 9/15/2022	250,000	254,844
CCO Holdings LLC, 5.75%, 9/1/2023	150,000	152,062
5.75%, 1/15/2024	775,000	787,594
5.88%, 4/1/2024(a)	75,000	76,219
5.38%, 5/1/2025(a)	125,000	124,062
5.75%, 2/15/2026(a)	725,000	726,812
5.50%, 5/1/2026(a)	175,000	173,031
5.13%, 5/1/2027(a)	125,000	118,438
5.88%, 5/1/2027(a)	75,000	74,344
5.00%, 2/1/2028(a)	525,000	493,448
Cequel Communications Holdings I LLC, 5.13%, 12/15/2021(a)	550,000	553,438
7.75%, 7/15/2025(a)	475,000	504,687
7.50%, 4/1/2028(a)	250,000	262,188
CSC Holdings LLC, 5.25%, 6/1/2024	600,000	586,500
5.50%, 4/15/2027(a)	725,000	703,250
DISH DBS Corp., 5.88%, 7/15/2022	200,000	195,212
5.00%, 3/15/2023	75,000	68,062
5.88%, 11/15/2024	575,000	515,344
7.75%, 7/1/2026	400,000	377,320
Intelsat Jackson Holdings SA, 7.50%, 4/1/2021	125,000	126,562
5.50%, 8/1/2023	375,000	345,469
8.00%, 2/15/2024(a)	175,000	184,188
8.50%, 10/15/2024(a)	300,000	303,300
9.75%, 7/15/2025(a)	175,000	185,281
Sirius XM Radio, Inc., 6.00%, 7/15/2024(a)	575,000	595,844
5.38%, 7/15/2026(a)	625,000	620,312
Telenet Finance Luxembourg Notes Sarl, 5.50%, 3/1/2028(a)	1,000,000	940,000
Unitymedia GmbH, 6.13%, 1/15/2025(a)	675,000	708,750
Virgin Media Finance plc, 5.75%, 1/15/2025(a)	200,000	197,774
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(a)	825,000	806,677
5.50%, 8/15/2026(a)	375,000	370,312
Ziggo Bond Finance BV, 5.88%, 1/15/2025(a)	200,000	187,750
6.00%, 1/15/2027(a)	200,000	182,250
Ziggo BV, 5.50%, 1/15/2027(a)	425,000	398,756

		13,149,768

Chemicals 2.1%
Alpha 2 BV, 8.75%, 6/1/2023(a)(b)	200,000	203,000
Alpha 3 BV, 6.25%, 2/1/2025(a)	475,000	472,767
Compass Minerals International, Inc., 4.88%, 7/15/2024(d)(i)	425,000	393,656
Hexion, Inc., 6.63%, 4/15/2020	550,000	517,000
Koppers, Inc., 6.00%, 2/15/2025(a)	175,000	174,563
Platform Specialty Products Corp., 6.50%, 2/1/2022(a)	1,100,000	1,119,250
PQ Corp., 5.75%, 12/15/2025(a)	50,000	49,625
Starfruit Finco BV, 8.00%, 10/1/2026(a)	150,000	152,250

		3,082,111

Construction Machinery 0.5%
United Rentals North America, Inc., 5.88%, 9/15/2026	275,000	282,219
5.50%, 5/15/2027	275,000	271,906
4.88%, 1/15/2028	225,000	210,938

		765,063

Consumer Cyclical Services 0.5%
Garda World Security Corp., 8.75%, 5/15/2025(a)	500,000	486,875
Matthews International Corp., 5.25%, 12/1/2025(a)	175,000	169,313

		656,188

Consumer Products 1.2%
Energizer Gamma Acquisition, Inc., 6.38%, 7/15/2026(a)	50,000	51,688

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Consumer Products (continued)
First Quality Finance Co., Inc., 5.00%, 7/1/2025(a)	$50,000	$46,750
Prestige Brands, Inc., 5.38%, 12/15/2021(a)	700,000	701,750
6.38%, 3/1/2024(a)	625,000	632,031
Spectrum Brands, Inc., 6.13%, 12/15/2024	175,000	178,500
5.75%, 7/15/2025	200,000	202,000

		1,812,719

Diversified Manufacturing 0.9%
Gates Global LLC, 6.00%, 7/15/2022(a)	405,000	407,531
JPW Industries Holding Corp., 9.00%, 10/1/2024(d)(i)	50,000	50,875
Titan Acquisition Ltd., 7.75%, 4/15/2026(a)	375,000	325,313
WESCO Distribution, Inc., 5.38%, 12/15/2021	450,000	454,500

		1,238,219

Environmental 0.5%
Tervita Escrow Corp., 7.63%, 12/1/2021(a)	475,000	489,844
Wrangler Buyer Corp., 6.00%, 10/1/2025(a)	225,000	216,000

		705,844

Finance Companies 2.5%
Avolon Holdings Funding Ltd., 5.13%, 10/1/2023(a)	100,000	101,078
Navient Corp., 5.50%, 1/25/2023	125,000	124,688
7.25%, 9/25/2023	125,000	132,500
5.88%, 10/25/2024	975,000	955,500
6.75%, 6/15/2026	75,000	74,062
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(a)	100,000	100,875
4.50%, 3/15/2023(a)	125,000	122,031
5.50%, 2/15/2024(a)	1,050,000	1,076,250
Quicken Loans, Inc., 5.75%, 5/1/2025(a)	900,000	898,875
5.25%, 1/15/2028(a)	150,000	139,313

		3,725,172

Food & Beverage 2.5%
Acosta, Inc., 7.75%, 10/1/2022(a)	525,000	178,500
Aramark Services, Inc., 5.13%, 1/15/2024	450,000	455,062
5.00%, 4/1/2025(a)	200,000	200,750
5.00%, 2/1/2028(a)	250,000	245,313
B&G Foods, Inc., 5.25%, 4/1/2025	675,000	644,625
Post Holdings, Inc., 5.50%, 3/1/2025(a)	125,000	124,062
5.00%, 8/15/2026(a)	700,000	661,885
5.75%, 3/1/2027(a)	725,000	710,500
US Foods, Inc., 5.88%, 6/15/2024(a)	400,000	402,000

		3,622,697

Food & Staples Retailing 0.0%†
Jitney-Jungle Stores of America, Inc., 10.38%, 9/15/2007(c)(d)(e)(f)	100,000	0

Gaming 4.4%
Boyd Gaming Corp., 6.88%, 5/15/2023	325,000	341,413
6.38%, 4/1/2026	175,000	180,031
6.00%, 8/15/2026	100,000	100,750
Caesars Resort Collection LLC, 5.25%, 10/15/2025(a)	825,000	785,812
Delta Merger Sub, Inc., 6.00%, 9/15/2026(a)	75,000	75,937
Eldorado Resorts, Inc., 6.00%, 4/1/2025	300,000	303,750
MGM Growth Properties Operating Partnership LP, 5.63%, 5/1/2024	225,000	230,625
MGM Resorts International, 6.00%, 3/15/2023	425,000	439,344
5.75%, 6/15/2025	300,000	301,125
4.63%, 9/1/2026	100,000	93,250
Mohegan Gaming & Entertainment, 7.88%, 10/15/2024(a)	350,000	345,187
Penn National Gaming, Inc., 5.63%, 1/15/2027(a)	200,000	192,940
Pinnacle Entertainment, Inc., 5.63%, 5/1/2024	475,000	501,719
Rivers Pittsburgh Borrower LP, 6.13%, 8/15/2021(a)	425,000	423,937
Seminole Hard Rock Entertainment, Inc., 5.88%, 5/15/2021(a)	725,000	727,719
Seminole Tribe of Florida, Inc., 7.80%, 10/1/2020(a)	365,000	368,650
Stars Group Holdings BV, 7.00%, 7/15/2026(a)	275,000	283,715
Station Casinos LLC, 5.00%, 10/1/2025(a)	425,000	407,065
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025(a)	325,000	307,028

		6,409,997

Health Insurance 0.2%
Centene Escrow I Corp., 5.38%, 6/1/2026(a)	250,000	255,962
WellCare Health Plans, Inc., 5.38%, 8/15/2026(a)	100,000	101,750

		357,712

Healthcare 10.8%
Acadia Healthcare Co., Inc., 5.63%, 2/15/2023	75,000	75,375
6.50%, 3/1/2024	600,000	620,250
Air Medical Group Holdings, Inc., 6.38%, 5/15/2023(a)	700,000	628,250
Avantor, Inc., 6.00%, 10/1/2024(a)	175,000	177,625
9.00%, 10/1/2025(a)	500,000	516,250
Charles River Laboratories International, Inc., 5.50%, 4/1/2026(a)	100,000	101,500
Community Health Systems, Inc., 5.13%, 8/1/2021	50,000	48,625
6.88%, 2/1/2022	450,000	252,135
6.25%, 3/31/2023	325,000	308,652
8.63%, 1/15/2024(a)	150,000	155,438
Enterprise Merger Sub, Inc., 8.75%, 10/15/2026(a)	225,000	225,000
Envision Healthcare Corp., 5.63%, 7/15/2022	250,000	257,050
6.25%, 12/1/2024(a)	275,000	295,625
HCA, Inc., 5.00%, 3/15/2024	425,000	435,625
5.38%, 2/1/2025	175,000	178,500
5.25%, 4/15/2025	825,000	850,781
5.88%, 2/15/2026	900,000	937,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Healthcare (continued)
HCA, Inc., (continued) 5.25%, 6/15/2026	$275,000	$282,906
5.38%, 9/1/2026	200,000	202,000
IQVIA, Inc., 5.00%, 10/15/2026(a)	275,000	270,187
LifePoint Health, Inc., 5.38%, 5/1/2024	325,000	338,000
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(a)	1,000,000	1,037,500
Ortho-Clinical Diagnostics, Inc., 6.63%, 5/15/2022(a)	1,500,000	1,465,500
Polaris Intermediate Corp., 8.50%, 12/1/2022(a)(b)	375,000	387,465
Sotera Health Holdings LLC, 6.50%, 5/15/2023(a)	900,000	927,000
Sotera Health Topco, Inc., 8.13%, 11/1/2021(a)(b)	475,000	479,750
Surgery Center Holdings, Inc., 6.75%, 7/1/2025(a)	550,000	526,625
Team Health Holdings, Inc., 6.38%, 2/1/2025(a)	1,100,000	965,250
Teleflex, Inc., 5.25%, 6/15/2024	225,000	231,188
4.88%, 6/1/2026	50,000	49,500
4.63%, 11/15/2027	75,000	71,250
Tenet Healthcare Corp., 4.38%, 10/1/2021	225,000	224,026
7.50%, 1/1/2022(a)	75,000	78,281
6.75%, 6/15/2023	650,000	647,562
4.63%, 7/15/2024	175,000	170,188
5.13%, 5/1/2025	375,000	369,375
Vizient, Inc., 10.38%, 3/1/2024(a)	525,000	574,219
West Street Merger Sub, Inc., 6.38%, 9/1/2025(a)	500,000	473,750

		15,835,328

Hotels, Restaurants & Leisure 0.5%
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/2026(a)	350,000	348,250
Wyndham Hotels & Resorts, Inc., 5.38%, 4/15/2026(a)	350,000	346,938

		695,188

Independent Energy 6.1%
Antero Resources Corp., 5.63%, 6/1/2023	150,000	153,562
5.00%, 3/1/2025	250,000	251,875
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(a)	350,000	393,750
Berry Petroleum Co. LLC, 7.00%, 2/15/2026(a)	225,000	232,875
Callon Petroleum Co., 6.13%, 10/1/2024	320,000	325,600
6.38%, 7/1/2026	150,000	152,625
Carrizo Oil & Gas, Inc., 7.50%, 9/15/2020	32,000	32,000
6.25%, 4/15/2023	225,000	229,781
8.25%, 7/15/2025	125,000	134,375
Chesapeake Energy Corp., 8.00%, 12/15/2022(a)	135,000	141,075
5.75%, 3/15/2023	125,000	121,718
7.00%, 10/1/2024	225,000	225,000
8.00%, 1/15/2025	75,000	77,344
8.00%, 6/15/2027	400,000	408,000
CrownRock LP, 5.63%, 10/15/2025(a)	600,000	585,000
Endeavor Energy Resources LP, 5.50%, 1/30/2026(a)	75,000	75,000
5.75%, 1/30/2028(a)	175,000	175,000
EP Energy LLC, 8.00%, 11/29/2024(a)	275,000	277,062
Gulfport Energy Corp., 6.63%, 5/1/2023	200,000	203,500
6.00%, 10/15/2024	100,000	97,500
6.38%, 5/15/2025	150,000	147,000
6.38%, 1/15/2026	75,000	72,938
Jagged Peak Energy LLC, 5.88%, 5/1/2026(a)	125,000	124,375
Laredo Petroleum, Inc., 5.63%, 1/15/2022	150,000	148,875
6.25%, 3/15/2023	125,000	125,000
Oasis Petroleum, Inc., 6.88%, 3/15/2022	403,000	410,044
Parsley Energy LLC, 5.38%, 1/15/2025(a)	100,000	100,250
5.25%, 8/15/2025(a)	75,000	74,625
5.63%, 10/15/2027(a)	200,000	200,500
PDC Energy, Inc., 6.13%, 9/15/2024	225,000	221,344
5.75%, 5/15/2026	75,000	71,250
QEP Resources, Inc., 5.25%, 5/1/2023	75,000	73,032
5.63%, 3/1/2026	125,000	119,531
Range Resources Corp., 4.88%, 5/15/2025	448,000	423,920
SM Energy Co., 5.00%, 1/15/2024	325,000	316,469
5.63%, 6/1/2025	100,000	99,625
6.75%, 9/15/2026	100,000	103,875
Southwestern Energy Co., 7.50%, 4/1/2026	75,000	78,563
7.75%, 10/1/2027	350,000	369,250
SRC Energy, Inc., 6.25%, 12/1/2025	350,000	329,000
Ultra Resources, Inc., 6.88%, 4/15/2022(a)	100,000	47,500
7.13%, 4/15/2025(a)	225,000	91,125
Whiting Petroleum Corp., 6.25%, 4/1/2023	300,000	310,500
6.63%, 1/15/2026	175,000	182,000
WPX Energy, Inc., 8.25%, 8/1/2023	50,000	56,750
5.25%, 9/15/2024	250,000	251,250
5.75%, 6/1/2026	75,000	75,938

		8,917,171

Industrial - Other 0.5%
Hillman Group, Inc. (The), 6.38%, 7/15/2022(d)(i)	525,000	472,500
KAR Auction Services, Inc., 5.13%, 6/1/2025(a)	225,000	218,250
Stevens Holding Co., Inc., 6.13%, 10/1/2026(a)	75,000	76,219

		766,969

Insurance - P&C 2.7%
Acrisure LLC, 7.00%, 11/15/2025(a)	500,000	466,225
AmWINS Group, Inc., 7.75%, 7/1/2026(a)	350,000	364,000
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(a)	450,000	444,375
AssuredPartners, Inc., 7.00%, 8/15/2025(a)	500,000	495,000
HUB International Ltd., 7.00%, 5/1/2026(a)	1,050,000	1,051,375
NFP Corp., 6.88%, 7/15/2025(a)	600,000	600,000
USIS Merger Sub, Inc., 6.88%, 5/1/2025(a)	575,000	573,563

		3,994,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Leisure 0.6%
Six Flags Entertainment Corp., 5.50%, 4/15/2027(a)	$725,000	$717,750
VOC Escrow Ltd., 5.00%, 2/15/2028(a)	175,000	168,182

		885,932

Media Entertainment 4.9%
AMC Networks, Inc., 5.00%, 4/1/2024	375,000	369,375
4.75%, 8/1/2025	175,000	167,344
CBS Radio, Inc., 7.25%, 11/1/2024(a)	300,000	288,294
Clear Channel Worldwide Holdings, Inc., Series B, 6.50%, 11/15/2022	375,000	381,562
EMI Music Publishing Group North America Holdings, Inc., 7.63%, 6/15/2024(a)	350,000	376,687
Gray Television, Inc., 5.13%, 10/15/2024(a)	150,000	144,938
5.88%, 7/15/2026(a)	350,000	346,937
iHeartCommunications, Inc., 9.00%, 3/1/2021(f)	425,000	316,625
LIN Television Corp., 5.88%, 11/15/2022	525,000	532,875
Match Group, Inc., 5.00%, 12/15/2027(a)	325,000	323,407
Nexstar Broadcasting, Inc., 5.63%, 8/1/2024(a)	425,000	415,969
Nielsen Co. Luxembourg SARL (The), 5.00%, 2/1/2025(a)	300,000	294,000
Nielsen Finance LLC, 5.00%, 4/15/2022(a)	275,000	268,125
Outfront Media Capital LLC, 5.88%, 3/15/2025	125,000	126,250
Sinclair Television Group, Inc., 5.63%, 8/1/2024(a)	350,000	342,563
5.88%, 3/15/2026(a)	450,000	438,795
5.13%, 2/15/2027(a)	100,000	91,875
TEGNA, Inc., 6.38%, 10/15/2023	425,000	438,281
5.50%, 9/15/2024(a)	50,000	50,563
Tribune Media Co., 5.88%, 7/15/2022	675,000	686,813
Urban One, Inc., 9.25%, 2/15/2020(d)(i)	350,000	345,625
7.38%, 4/15/2022(a)	300,000	297,000
WMG Acquisition Corp., 5.00%, 8/1/2023(a)	50,000	50,000
5.50%, 4/15/2026(a)	100,000	99,250

		7,193,153

Metals & Mining 1.7%
Coeur Mining, Inc., 5.88%, 6/1/2024	350,000	333,375
Freeport-McMoRan, Inc., 3.88%, 3/15/2023	500,000	483,350
5.40%, 11/14/2034	575,000	540,500
Hudbay Minerals, Inc., 7.25%, 1/15/2023(a)	150,000	154,141
7.63%, 1/15/2025(a)	200,000	206,500
Steel Dynamics, Inc., 5.13%, 10/1/2021	50,000	50,550
5.25%, 4/15/2023	75,000	76,110
5.50%, 10/1/2024	200,000	204,200
Teck Resources Ltd., 8.50%, 6/1/2024(a)	75,000	82,125
6.13%, 10/1/2035	275,000	289,438
6.00%, 8/15/2040	125,000	127,500

		2,547,789

Midstream 5.8%
AmeriGas Partners LP, 5.63%, 5/20/2024	25,000	24,812
5.50%, 5/20/2025	225,000	221,063
5.88%, 8/20/2026	400,000	397,000
5.75%, 5/20/2027	100,000	98,000
Andeavor Logistics LP, 6.25%, 10/15/2022	232,000	238,380
Antero Midstream Partners LP, 5.38%, 9/15/2024	425,000	427,656
Cheniere Corpus Christi Holdings LLC, 7.00%, 6/30/2024	225,000	246,375
5.88%, 3/31/2025	225,000	236,531
5.13%, 6/30/2027	150,000	150,563
Cheniere Energy Partners LP, 5.25%, 10/1/2025	475,000	475,584
5.63%, 10/1/2026(a)	225,000	226,620
CNX Midstream Partners LP, 6.50%, 3/15/2026(a)	475,000	471,437
Energy Transfer Equity LP, 5.88%, 1/15/2024	225,000	236,812
Ferrellgas LP, 6.75%, 1/15/2022	700,000	610,750
6.75%, 6/15/2023(h)	150,000	125,250
Holly Energy Partners LP, 6.00%, 8/1/2024(a)	650,000	664,625
NuStar Logistics LP, 5.63%, 4/28/2027	450,000	444,937
Suburban Propane Partners LP, 5.50%, 6/1/2024	675,000	663,188
5.88%, 3/1/2027	150,000	142,500
Summit Midstream Holdings LLC, 5.50%, 8/15/2022	575,000	572,844
5.75%, 4/15/2025	325,000	312,812
Sunoco LP, 4.88%, 1/15/2023(a)	50,000	49,500
5.50%, 2/15/2026(a)	100,000	96,600
5.88%, 3/15/2028(a)	175,000	168,000
Targa Pipeline Partners LP, 5.88%, 8/1/2023(d)	175,000	173,469
Targa Resources Partners LP, 5.13%, 2/1/2025	150,000	151,125
5.88%, 4/15/2026(a)	275,000	283,594
5.38%, 2/1/2027	350,000	350,000
5.00%, 1/15/2028(a)	100,000	97,250
TransMontaigne Partners LP, 6.13%, 2/15/2026	175,000	164,938

		8,522,215

Oil Field Services 1.7%
Apergy Corp., 6.38%, 5/1/2026(a)	50,000	51,375
Precision Drilling Corp., 6.50%, 12/15/2021	40,744	41,354
7.75%, 12/15/2023	275,000	291,844
7.13%, 1/15/2026(a)	100,000	102,750
SESI LLC, 7.13%, 12/15/2021	275,000	278,850
7.75%, 9/15/2024	400,000	408,000
Shelf Drilling Holdings Ltd., 8.25%, 2/15/2025(a)	325,000	335,156
USA Compression Partners LP, 6.88%, 4/1/2026(a)	425,000	438,813
Weatherford International LLC, 6.80%, 6/15/2037	75,000	57,375
Weatherford International Ltd., 8.25%, 6/15/2023	200,000	189,000
7.00%, 3/15/2038	300,000	232,500

		2,427,017

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Packaging 5.4%
ARD Finance SA, 7.13%, 9/15/2023(b)	$450,000	$453,375
Ardagh Packaging Finance plc, 7.25%, 5/15/2024(a)	1,000,000	1,046,250
Berry Global, Inc., 5.50%, 5/15/2022	675,000	686,036
6.00%, 10/15/2022	75,000	77,250
BWAY Holding Co., 5.50%, 4/15/2024(a)	325,000	319,719
7.25%, 4/15/2025(a)	1,025,000	999,272
Crown Americas LLC, 4.75%, 2/1/2026(a)	250,000	238,750
Flex Acquisition Co., Inc., 6.88%, 1/15/2025(a)	975,000	931,125
7.88%, 7/15/2026(a)	275,000	271,562
Multi-Color Corp., 6.13%, 12/1/2022(a)	575,000	587,938
4.88%, 11/1/2025(a)	150,000	140,250
Owens-Brockway Glass Container, Inc., 5.88%, 8/15/2023(a)	200,000	205,750
5.38%, 1/15/2025(a)	400,000	396,000
6.38%, 8/15/2025(a)	50,000	51,375
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020	557,237	558,630
7.00%, 7/15/2024(a)	500,000	508,750
Trident Merger Sub, Inc., 6.63%, 11/1/2025(a)	425,000	402,688

		7,874,720

Paper 0.4%
Clearwater Paper Corp., 5.38%, 2/1/2025(a)	675,000	626,062

Pharmaceuticals 4.3%
Bausch Health Cos., Inc., 6.50%, 3/15/2022(a)	75,000	78,000
5.50%, 3/1/2023(a)	225,000	216,563
5.88%, 5/15/2023(a)	750,000	731,250
7.00%, 3/15/2024(a)	100,000	105,650
6.13%, 4/15/2025(a)	1,375,000	1,306,250
9.00%, 12/15/2025(a)	125,000	134,531
9.25%, 4/1/2026(a)	225,000	242,719
Eagle Holding Co. II LLC, 7.63%, 5/15/2022(a)(b)	175,000	177,187
Endo Dac, 6.00%, 7/15/2023(a)	475,000	421,562
6.00%, 2/1/2025(a)(h)	525,000	452,550
Jaguar Holding Co. II, 6.38%, 8/1/2023(a)	1,300,000	1,309,750
Mallinckrodt International Finance SA, 5.63%, 10/15/2023(a)	450,000	398,250
5.50%, 4/15/2025(a)	825,000	690,938

		6,265,200

Refining 0.4%
CVR Refining LLC, 6.50%, 11/1/2022	550,000	558,250

Restaurants 1.0%
1011778 BC ULC, 5.00%, 10/15/2025(a)	975,000	933,572
KFC Holding Co., 5.25%, 6/1/2026(a)	275,000	273,969
4.75%, 6/1/2027(a)	150,000	144,188
Performance Food Group, Inc., 5.50%, 6/1/2024(a)	75,000	74,250

		1,425,979

Retailers 1.2%
Party City Holdings, Inc., 6.13%, 8/15/2023(a)	500,000	506,250
6.63%, 8/1/2026(a)	150,000	151,875
PetSmart, Inc., 7.13%, 3/15/2023(a)	350,000	251,562
Rite Aid Corp., 6.13%, 4/1/2023(a)	375,000	336,094
Sally Holdings LLC, 5.63%, 12/1/2025	525,000	500,063

		1,745,844

Supermarkets 0.6%
Albertsons Cos. LLC, 6.63%, 6/15/2024	350,000	336,437
5.75%, 3/15/2025	625,000	562,500

		898,937

Technology 8.0%
Banff Merger Sub, Inc., 9.75%, 9/1/2026(a)	450,000	456,525
BMC Software Finance, Inc., 8.13%, 7/15/2021(a)	750,000	765,750
CDW LLC, 5.50%, 12/1/2024	200,000	207,000
CommScope Technologies LLC, 6.00%, 6/15/2025(a)	300,000	309,000
Dell International LLC, 7.13%, 6/15/2024(a)	550,000	589,985
Financial & Risk US Holdings, Inc., 6.25%, 5/15/2026(a)	100,000	100,369
8.25%, 11/15/2026(a)	175,000	173,939
First Data Corp., 7.00%, 12/1/2023(a)	600,000	624,750
5.75%, 1/15/2024(a)	775,000	787,594
Infor Software Parent LLC, 7.13%, 5/1/2021(a)(b)	650,000	655,681
Infor US, Inc., 6.50%, 5/15/2022	925,000	937,534
Informatica LLC, 7.13%, 7/15/2023(a)	525,000	537,379
NCR Corp., 4.63%, 2/15/2021	200,000	198,000
5.00%, 7/15/2022	250,000	247,969
6.38%, 12/15/2023	150,000	152,812
Nuance Communications, Inc., 5.38%, 8/15/2020(a)	150,000	150,450
5.63%, 12/15/2026	450,000	452,223
Rackspace Hosting, Inc., 8.63%, 11/15/2024(a)	775,000	753,765
Riverbed Technology, Inc., 8.88%, 3/1/2023(a)	475,000	447,688
RP Crown Parent LLC, 7.38%, 10/15/2024(a)	675,000	700,312
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(a)	225,000	236,813
Solera LLC, 10.50%, 3/1/2024(a)	350,000	382,375
Sophia LP, 9.00%, 9/30/2023(a)	400,000	417,000
Tempo Acquisition LLC, 6.75%, 6/1/2025(a)	950,000	923,875
TTM Technologies, Inc., 5.63%, 10/1/2025(a)	350,000	350,875
Vantiv LLC, 4.38%, 11/15/2025(a)	200,000	190,000

		11,749,663

Utility - Electric 2.0%
Calpine Corp., 5.75%, 1/15/2025	625,000	553,125
5.25%, 6/1/2026(a)	50,000	46,313
Enviva Partners LP, 8.50%, 11/1/2021	550,000	572,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Utility - Electric (continued)
NRG Energy, Inc., 6.25%, 5/1/2024	$675,000	$702,000
6.63%, 1/15/2027	250,000	262,500
TerraForm Power Operating LLC, 6.62%, 6/15/2025(a)(h)	200,000	212,000
5.00%, 1/31/2028(a)	475,000	441,750
Vistra Operations Co. LLC, 5.50%, 9/1/2026(a)	125,000	126,406

		2,916,094

Wireless Communications 4.0%
Altice France SA, 7.38%, 5/1/2026(a)	1,275,000	1,275,000
Altice Luxembourg SA, 7.63%, 2/15/2025(a)	800,000	729,120
Sprint Capital Corp., 6.88%, 11/15/2028	425,000	427,125
Sprint Corp., 7.88%, 9/15/2023	950,000	1,024,812
7.13%, 6/15/2024	650,000	674,375
7.63%, 2/15/2025	225,000	238,612
7.63%, 3/1/2026	150,000	158,813
T-Mobile USA, Inc., 6.38%, 3/1/2025	600,000	625,080
6.50%, 1/15/2026	125,000	130,962
4.50%, 2/1/2026	250,000	238,593
4.75%, 2/1/2028	400,000	376,500

		5,898,992

Total Corporate Bonds (cost $136,011,049)		134,806,295

Total Investments (cost $136,011,049) — 92.1%		134,806,295
Other assets in excess of liabilities — 7.9%		11,516,166

NET ASSETS — 100.0%		$146,322,461

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $82,236,911 which represents 56.20% of net assets.

(b)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(c)	Fair valued security.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(e)	Value determined using significant unobservable inputs.
(f)	Security in default.
(g)	Restricted security.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(i)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed illiquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $1,262,656 which represents 0.86% of net assets.

†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Centrally Cleared Credit default swap contracts outstanding - sell protection as of September 30, 20181

Reference Obligation/Index	Financing Rate Paid / (Received) by the Fund (%)	Frequency of Payments Made/ Received	Maturity Date	Implied Credit Spread (%)[2]	Notional Amount[3]		Upfront Payments (Receipts)[4] ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
Markit CDX North America High Yield Index Series 29	5.00	Quarterly	12/20/2022	2.83	USD	4,500,000	296,991	68,847	365,838
Markit CDX North America High Yield Index Series 30	5.00	Quarterly	6/20/2023	3.07	USD	1,500,000	87,877	30,572	118,449

							384,868	99,419	484,287

Currency:
USD	United States Dollar

1

The Fund, as a seller of credit protection, receives periodic payments and any upfront premium from the protection buyer, and the Fund is obligated to make a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of each individual swap contract.

2

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make a payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

3	The notional amount is the maximum amount that a seller of a credit default swap would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
4

Upfront premiums generally related to payments received at the initiation of the swap agreement to compensate for differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Corporate Bonds
Aerospace & Defense	$—	$1,618,937	$—	$1,618,937
Automotive	—	3,031,890	—	3,031,890
Banking	—	619,500	—	619,500
Building Materials	—	2,265,437	—	2,265,437
Cable Satellite	—	13,149,768	—	13,149,768
Chemicals	—	3,082,111	—	3,082,111
Construction Machinery	—	765,063	—	765,063
Consumer Cyclical Services	—	656,188	—	656,188
Consumer Products	—	1,812,719	—	1,812,719
Diversified Manufacturing	—	1,238,219	—	1,238,219
Environmental	—	705,844	—	705,844
Finance Companies	—	3,725,172	—	3,725,172
Food & Beverage	—	3,622,697	—	3,622,697
Food & Staples Retailing	—	—	—	—
Gaming	—	6,409,997	—	6,409,997
Health Insurance	—	357,712	—	357,712
Healthcare	—	15,835,328	—	15,835,328
Hotels, Restaurants & Leisure	—	695,188	—	695,188
Independent Energy	—	8,917,171	—	8,917,171
Industrial - Other	—	766,969	—	766,969
Insurance - P&C	—	3,994,538	—	3,994,538
Leisure	—	885,932	—	885,932
Media Entertainment	—	7,193,153	—	7,193,153
Metals & Mining	—	2,547,789	—	2,547,789
Midstream	—	8,522,215	—	8,522,215
Oil Field Services	—	2,427,017	—	2,427,017
Packaging	—	7,874,720	—	7,874,720
Paper	—	626,062	—	626,062
Pharmaceuticals	—	6,265,200	—	6,265,200

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Refining	$—	$558,250	$—	$558,250
Restaurants	—	1,425,979	—	1,425,979
Retailers	—	1,745,844	—	1,745,844
Supermarkets	—	898,937	—	898,937
Technology	—	11,749,663	—	11,749,663
Utility - Electric	—	2,916,094	—	2,916,094
Wireless Communications	—	5,898,992	—	5,898,992

Total Corporate Bonds	$—	$134,806,295	$—	$134,806,295

Swap Contracts*	$—	$99,419	$—	$99,419

Total	$—	$134,905,714	$—	$134,905,714

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

*	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2018, the Fund held two corporate bond investments that were categorized as Level 3 investments which were each valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investments, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using swap contracts.

Swap Contracts

Credit Default Swaps. The Fund entered into credit default swap contracts during the period ended September 30, 2018. Credit default swap contracts are either privately negotiated agreements between the Fund and a counterparty or traded through a futures commission merchant and cleared through a clearinghouse that serves as a central counterparty.

The Fund uses credit default swap contracts to expose the Fund’s cash holdings to the investment characteristics and performance of the high-yield bond market while maintaining liquidity to satisfy shareholder activity. The Fund segregates liquid assets to cover its obligations under its credit default swap contracts. Upfront premiums paid at the beginning of the initiation period are included in the Statement of Assets and Liabilities under payable for variation margin on centrally cleared credit default swap contracts. These upfront premiums are amortized and accredited daily and are recorded as realized gains or losses on the Statement of Operations upon maturity or termination of the credit default swap contract.

As the protection seller in a credit default swap contract, the Fund receives from the counterparty a periodic stream of payments over the term of the contract, provided that no credit event or default (or similar event) occurs. However, the Fund is required to pay the par (or other agreed-upon) value of a referenced debt obligation to the counterparty in the event of a default (or similar event) by a third party, such as a U.S. or foreign issuer, on the debt obligation. In return, if no credit event or default (or similar event) occurs, the Fund keeps the stream of payments and would have no payment of obligations.

If a credit event or default (or similar event) occurs, the Fund either (i) pays to the counterparty an amount equal to the notional amount of the swap and takes delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index, or (ii) pays the counterparty a net settlement amount in the form of cash or securities to the notional amount of the swap and the recovery value of the referenced obligation or underlying securities comprising the referenced index. By selling a credit default swap contract, the Fund effectively adds economic leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.

Credit default swap agreements on credit indices involve one party making a stream of payments to another party in exchange for the right to receive a specified return in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices include high-yield securities. Credit indices are traded using credit default swap contracts with standardized terms including a fixed spread and standard maturity dates. An index credit default swap contract references all the names in the index, and if there is a default, the credit event is settled based on the name’s weight in the index. For most indices, each name has an equal weight in the index. The composition of the indices changes periodically. The use of credit default swap contracts on indices is often less expensive than it would be to buy many issuer-specific credit default swap contracts to achieve a similar effect.

Credit default swaps are marked-to-market daily based on valuations from independent pricing services. Credit default swaps are generally categorized as Level 2 investments within the hierarchy.

Implied credit spreads are utilized in determining the market value of credit default swap agreements on credit indices and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Implied credit spreads utilized in valuing the Fund’s investments as of September 30, 2018 are disclosed in the Statement of Investments. The implied credit spread of a particular referenced entity reflects the cost of selling protection on such entity’s debt, and may include upfront payments required to be made to enter into the agreement. For credit default swap agreements on credit indices, the quoted market prices and resulting value serve as the indicator of the current status of the payment/performance risk. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Federated NVIT High Income Bond Fund

Certain clearinghouses currently offer clearing for limited types of derivatives transactions, such as credit derivatives. In a centrally cleared credit default swap contract, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Fund’s counterparty on the swap agreement becomes the CCP. The Fund is required to interface with the CCP through a broker. Upon entering into a centrally cleared swap contract, the Fund is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Statement of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash pledged for centrally cleared credit default swap contracts. The daily change in valuation of centrally cleared credit default swap contracts is recorded as a receivable or payable for variation margin on centrally cleared credit default swap contracts. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gains (losses).

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Swap Contracts(a)
Credit risk	Unrealized appreciation on centrally cleared credit default swap contracts	$99,419

Total		$99,419

(a)	Centrally cleared credit default swap contracts are included in the table at unrealized appreciation/(depreciation).

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

Investment Companies 90.5%

	Shares	Value
Equity Funds 65.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,016,296	$31,635,679
NVIT Emerging Markets Fund, Class Y(a)	4,218,927	51,302,152
NVIT International Index Fund, Class Y(a)	30,934,716	315,843,447
NVIT Mid Cap Index Fund, Class Y(a)	4,899,785	124,748,528
NVIT S&P 500 Index Fund, Class Y(a)	24,444,251	459,307,475
NVIT Small Cap Index Fund, Class Y(a)	2,353,909	31,754,239

Total Equity Funds (cost $755,423,230)		1,014,591,520

Fixed Income Funds 25.1%
Nationwide Core Plus Bond Fund, Class R6(a)	7,946,082	78,348,370
NVIT Bond Index Fund, Class Y(a)	25,815,530	263,834,715
NVIT Short Term Bond Fund, Class Y(a)	4,569,215	47,154,302

Total Fixed Income Funds (cost $407,012,136)		389,337,387

Total Investment Companies (cost $1,162,435,366)		1,403,928,907

Exchange Traded Funds 4.5%

	Shares	Value
Equity Funds 4.5%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	1,866,783	55,231,762
Nationwide Risk-Based International Equity ETF(a)	590,281	15,376,820

Total Exchange Traded Funds (cost $61,493,627)		70,608,582

Investment Contract 5.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$78,351,623	78,351,623

Total Investment Contract (cost $78,351,623)		78,351,623

Total Investments (cost $1,302,280,616) — 100.0%		1,552,889,112
Liabilities in excess of other assets — 0.0%†		(756,039)

NET ASSETS — 100.0%		$1,552,133,073

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$70,608,582	$—	$—	$70,608,582
Investment Companies	1,403,928,907	—	—	1,403,928,907
Investment Contract	—	—	78,351,623	78,351,623

Total	$1,474,537,489	$—	$78,351,623	$1,552,889,112

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Capital Appreciation Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$79,581,532	$79,581,532
Purchases*	2,414,614	2,414,614
Sales	(3,644,523)	(3,644,523)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$78,351,623	$78,351,623

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT DFA Capital Appreciation Fund

Investment Companies 92.0%

	Shares	Value
Equity Funds 85.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	111,122	$2,300,216
DFA International Large Cap Growth Portfolio	156,530	2,036,459
DFA Real Estate Securities Portfolio, Institutional Class	36,299	1,267,190
DFA U.S. Core Equity 1 Portfolio, Institutional Class	236,272	5,847,720
DFA U.S. Small Cap Portfolio, Institutional Class	39,168	1,521,664
DFA VA International Small Portfolio	37,452	505,983
DFA VA International Value Portfolio	268,893	3,557,455
DFA VA U.S. Large Value Portfolio	164,581	4,575,351

Total Equity Funds (cost $20,460,082)		21,612,038

Fixed Income Fund 7.0%
DFA VA Global Bond Portfolio	167,471	1,788,585

Total Investment Companies (cost $22,256,324)		23,400,623

Investment Contract 8.1%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$2,046,766	2,046,766

Total Investment Contract (cost $2,046,766)		2,046,766

Total Investments (cost $24,303,090) — 100.1%		25,447,389
Liabilities in excess of other assets — (0.1)%		(28,339)

NET ASSETS — 100.0%		$25,419,050

(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT DFA Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$23,400,623	$—	$—	$23,400,623
Investment Contract	—	—	2,046,766	2,046,766

Total	$23,400,623	$—	$2,046,766	$25,447,389

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT DFA Capital Appreciation Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$1,406,649	$1,406,649
Purchases*	874,884	874,884
Sales	(234,767)	(234,767)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$2,046,766	$2,046,766

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT DFA Moderate Fund

Investment Companies 85.0%

	Shares	Value
Equity Funds 65.0%
DFA Emerging Markets Core Equity Portfolio, Institutional Class	51,495	$1,065,946
DFA International Large Cap Growth Portfolio	141,809	1,844,938
DFA U.S. Core Equity 1 Portfolio, Institutional Class	255,492	6,323,424
DFA U.S. Small Cap Portfolio, Institutional Class	20,205	784,958
DFA VA International Small Portfolio	58,687	792,861
DFA VA International Value Portfolio	178,251	2,358,266
DFA VA U.S. Large Value Portfolio	141,069	3,921,721

Total Equity Funds (cost $15,282,984)		17,092,114

Fixed Income Funds 20.0%
DFA Intermediate Government Fixed Income Portfolio, Institutional Class	66,304	789,683
DFA Intermediate Term Extended Quality Portfolio	128,665	1,318,818
DFA Investment Grade Portfolio	126,362	1,317,954
DFA Short Duration Real Return Portfolio, Institutional Class	185,615	1,852,433

Total Fixed Income Funds (cost $5,337,109)		5,278,888

Total Investment Companies (cost $20,620,093)		22,371,002

Investment Contract 15.1%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$3,962,648	3,962,648

Total Investment Contract (cost $3,962,648)		3,962,648

Total Investments (cost $24,582,741) — 100.1%		26,333,650
Liabilities in excess of other assets — (0.1)%		(29,667)

NET ASSETS — 100.0%		$26,303,983

(a)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(b)	Investment in affiliate.
(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT DFA Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$22,371,002	$—	$—	$22,371,002
Investment Contract	—	—	3,962,648	3,962,648

Total	$22,371,002	$—	$3,962,648	$26,333,650

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT DFA Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$3,074,303	$3,074,303
Purchases*	1,312,981	1,312,981
Sales	(424,636)	(424,636)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$3,962,648	$3,962,648

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

Common Stocks 99.4%

	Shares	Value
Aerospace & Defense 4.7%
Boeing Co. (The)	17,000	$6,322,300
Raytheon Co.	24,000	4,959,840

		11,282,140

Banks 6.3%
FCB Financial Holdings, Inc., Class A*	72,000	3,412,800
JPMorgan Chase & Co.	104,000	11,735,360

		15,148,160

Capital Markets 12.3%
Brookfield Asset Management, Inc., Class A	154,000	6,857,620
Charles Schwab Corp. (The)	133,000	6,536,950
Goldman Sachs Group, Inc. (The)	40,000	8,969,600
Intercontinental Exchange, Inc.	97,000	7,264,330

		29,628,500

Chemicals 4.3%
Methanex Corp.	42,000	3,322,200
Scotts Miracle-Gro Co. (The)	45,000	3,542,850
Sherwin-Williams Co. (The)	8,000	3,641,680

		10,506,730

Communications Equipment 8.4%
Cisco Systems, Inc.	180,000	8,757,000
Motorola Solutions, Inc.	88,000	11,452,320

		20,209,320

Construction Materials 0.9%
Martin Marietta Materials, Inc.	12,000	2,183,400

Containers & Packaging 3.8%
Ball Corp.	118,000	5,190,820
Sealed Air Corp.	102,000	4,095,300

		9,286,120

Diversified Financial Services 5.3%
Berkshire Hathaway, Inc., Class B*	60,000	12,846,600

Electrical Equipment 2.2%
Rockwell Automation, Inc.	28,000	5,250,560

Energy Equipment & Services 0.6%
Schlumberger Ltd.	25,000	1,523,000

Entertainment 2.0%
Activision Blizzard, Inc.	57,000	4,741,830

Food & Staples Retailing 4.0%
US Foods Holding Corp.*	311,000	9,585,020

Food Products 1.7%
Mondelez International, Inc., Class A	97,000	4,167,120

Health Care Equipment & Supplies 1.3%
Hill-Rom Holdings, Inc.	33,000	3,115,200

Health Care Providers & Services 6.4%
Aetna, Inc.	12,000	2,434,200
HCA Healthcare, Inc.	93,000	12,938,160

		15,372,360

Hotels, Restaurants & Leisure 1.3%
McDonald’s Corp.	19,000	3,178,510

Industrial Conglomerates 2.5%
3M Co.	29,000	6,110,590

Insurance 3.5%
Chubb Ltd.	63,000	8,419,320

Interactive Media & Services 4.4%
Alphabet, Inc., Class C*	9,000	10,741,230

IT Services 2.2%
PayPal Holdings, Inc.*	60,000	5,270,400

Machinery 3.6%
Stanley Black & Decker, Inc.	60,000	8,786,400

Oil, Gas & Consumable Fuels 1.9%
EOG Resources, Inc.	36,500	4,656,305

Pharmaceuticals 2.6%
Pfizer, Inc.	140,000	6,169,800

Road & Rail 3.8%
CSX Corp.	124,000	9,182,200

Semiconductors & Semiconductor Equipment 2.3%
Analog Devices, Inc.	60,000	5,547,600

Software 1.5%
Microsoft Corp.	32,000	3,659,840

Technology Hardware, Storage & Peripherals 4.3%
Apple, Inc.	46,000	10,384,040

Textiles, Apparel & Luxury Goods 1.3%
NIKE, Inc., Class B	36,000	3,049,920

Total Investments (cost $150,251,382) — 99.4%		240,002,215
Other assets in excess of liabilities — 0.6%		1,506,014

NET ASSETS — 100.0%		$241,508,229

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Neuberger Berman NVIT Multi Cap Opportunities Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

Common Stocks 98.1%

	Shares	Value
Airlines 1.8%
Ryanair Holdings plc, ADR-IE*	23,772	$2,283,063

Auto Components 3.1%
Aptiv plc	47,549	3,989,361

Banks 5.8%
JPMorgan Chase & Co.	34,972	3,946,241
US Bancorp	63,356	3,345,830

		7,292,071

Capital Markets 3.6%
Intercontinental Exchange, Inc.	61,688	4,619,814

Chemicals 4.3%
Novozymes A/S, ADR-DK	45,180	2,473,153
Sherwin-Williams Co. (The)	6,555	2,983,902

		5,457,055

Consumer Finance 2.5%
American Express Co.	30,261	3,222,494

Energy Equipment & Services 2.2%
Schlumberger Ltd.	46,343	2,823,215

Equity Real Estate Investment Trusts (REITs) 2.4%
Weyerhaeuser Co.	93,509	3,017,535

Food & Staples Retailing 3.3%
Kroger Co. (The)	145,444	4,233,875

Health Care Equipment & Supplies 10.7%
Becton Dickinson and Co.	18,461	4,818,321
Danaher Corp.	45,328	4,925,341
Medtronic plc	38,798	3,816,559

		13,560,221

Health Care Providers & Services 5.3%
AmerisourceBergen Corp.	45,712	4,215,561
Premier, Inc., Class A*	55,640	2,547,199

		6,762,760

Hotels, Restaurants & Leisure 2.2%
Compass Group plc, ADR-UK	124,623	2,818,349

Industrial Conglomerates 3.2%
3M Co.	19,113	4,027,300

Insurance 4.3%
Progressive Corp. (The)	76,037	5,401,668

Interactive Media & Services 3.3%
Alphabet, Inc., Class A*	3,437	4,148,734

Internet & Direct Marketing Retail 2.7%
eBay, Inc.*	102,870	3,396,767

IT Services 5.5%
Cognizant Technology Solutions Corp., Class A	57,660	4,448,469
Mastercard, Inc., Class A	11,300	2,515,493

		6,963,962

Media 4.2%
Comcast Corp., Class A	151,148	5,352,151

Oil, Gas & Consumable Fuels 4.8%
Cimarex Energy Co.	9,181	853,282
EQT Corp.	51,441	2,275,236
Noble Energy, Inc.	95,032	2,964,048

		6,092,566

Personal Products 3.0%
Unilever NV, NYRS-UK	67,792	3,765,846

Pharmaceuticals 2.3%
Roche Holding AG, ADR-CH	94,526	2,850,904

Professional Services 1.0%
ManpowerGroup, Inc.	14,007	1,204,042

Road & Rail 1.4%
JB Hunt Transport Services, Inc.	15,024	1,786,954

Semiconductors & Semiconductor Equipment 3.8%
Texas Instruments, Inc.	44,348	4,758,097

Software 2.0%
Intuit, Inc.	11,274	2,563,708

Specialty Retail 4.4%
Advance Auto Parts, Inc.	33,266	5,599,666

Textiles, Apparel & Luxury Goods 1.4%
Gildan Activewear, Inc.	57,989	1,764,605

Trading Companies & Distributors 3.6%
Fastenal Co.	22,256	1,291,293
WW Grainger, Inc.	9,082	3,245,998

		4,537,291

Total Investments (cost $87,875,940) — 98.1%		124,294,074
Other assets in excess of liabilities — 1.9%		2,425,352

NET ASSETS — 100.0%		$126,719,426

*	Denotes a non-income producing security.

ADR	American Depositary Receipt
CH	Switzerland
DK	Denmark
IE	Ireland
NYRS	New York Registry Shares
REIT	Real Estate Investment Trust
UK	United Kingdom

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Neuberger Berman NVIT Socially Responsible Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Asset-Backed Securities 0.3%

	Principal Amount	Value
Airlines 0.0%†
American Airlines Pass-Through Trust, Series 2013-2, Class A, 4.95%, 1/15/2023	$333,199	$341,409
Continental Airlines Pass-Through Trust, Series 2012-1, Class A, 4.15%, 4/11/2024	263,867	265,941
United Airlines Pass-Through Trust, Series 2013-1, Class A, 4.30%, 8/15/2025	401,244	408,798

		1,016,148

Credit Card 0.3%
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	4,500,000	4,442,547
Series 2017-A3, Class A3, 1.92%, 4/7/2022	1,100,000	1,082,618
Discover Card Execution Note Trust, Series 2015-A2, Class A, 1.90%, 10/17/2022	1,750,000	1,721,888

		7,247,053

Total Asset-Backed Securities (cost $8,353,840)		8,263,201

Commercial Mortgage-Backed Securities 2.0%

	Principal Amount	Value
BBCMS Mortgage Trust, Series 2017-C1, Class A4, 3.67%, 2/15/2050	1,375,000	1,357,547
BENCHMARK Series 2018-B4, Class A2, 3.98%, 7/15/2051	500,000	511,585
Series 2018-B4, Class A5, 4.12%, 7/15/2051	1,000,000	1,024,389
Citigroup Commercial Mortgage Trust Series 2014-GC25, Class AS, 4.02%, 10/10/2047	1,500,000	1,515,719
Series 2016-P5, Class A4, 2.94%, 10/10/2049	600,000	565,763
Series 2017-P7, Class A4, 3.71%, 4/14/2050	1,500,000	1,488,101
COMM Mortgage Trust Series 2012-CR1, Class A3, 3.39%, 5/15/2045	1,631,237	1,625,148
Series 2013-CR8, Class A5, 3.61%, 6/10/2046(a)	1,000,000	1,006,063
Series 2014-UBS2, Class A5, 3.96%, 3/10/2047	1,500,000	1,524,679
Series 2014-UBS3, Class A4, 3.82%, 6/10/2047	1,500,000	1,516,595
Series 2015-DC1, Class A5, 3.35%, 2/10/2048	1,000,000	981,009
Series 2015-PC1, Class A5, 3.90%, 7/10/2050	1,000,000	1,010,931
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A5, 4.03%, 4/15/2051(a)	1,250,000	1,267,506
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series K003, Class A5, 5.09%, 3/25/2019	400,000	401,954
Series K006, Class A2, 4.25%, 1/25/2020	200,000	202,584
Series K713, Class A2, 2.31%, 3/25/2020	980,644	972,583
Series K013, Class A2, 3.97%, 1/25/2021(a)	500,000	508,383
Series K020, Class A2, 2.37%, 5/25/2022	1,500,000	1,462,171
Series K024, Class A2, 2.57%, 9/25/2022	100,000	97,796
Series K026, Class A2, 2.51%, 11/25/2022	900,000	876,968
Series K031, Class A2, 3.30%, 4/25/2023(a)	400,000	401,281
Series K033, Class A2, 3.06%, 7/25/2023(a)	950,000	942,600
Series K034, Class A2, 3.53%, 7/25/2023(a)	5,400,000	5,467,594
Series K038, Class A1, 2.60%, 10/25/2023	232,751	229,045
Series K037, Class A2, 3.49%, 1/25/2024	800,000	807,830
Series K069, Class A2, 3.19%, 9/25/2027(a)	2,500,000	2,426,197
FNMA ACES REMICS Series 2014-M6, Class A2, 2.68%, 5/25/2021(a)	219,536	216,995
Series 2013-M6, Class 1AC, 3.83%, 2/25/2043(a)	250,000	240,295
GS Mortgage Securities Corp. II, Series 2015-GC30, Class A4, 3.38%, 5/10/2050	1,500,000	1,475,490
GS Mortgage Securities Trust, Series 2012-GCJ7, Class A4, 3.38%, 5/10/2045	2,309,065	2,312,231
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C5, Class A3, 4.17%, 8/15/2046	710,774	724,503
JPMBB Commercial Mortgage Securities Trust, Series 2014-C22, Class A4, 3.80%, 9/15/2047	1,000,000	1,009,393
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C10, Class A5, 4.22%, 7/15/2046(a)	500,000	512,937
Series 2015-C24, Class A4, 3.73%, 5/15/2048	1,000,000	1,001,699
UBS-Barclays Commercial Mortgage Trust, Series 2013-C5, Class A4, 3.18%, 3/10/2046	2,500,000	2,472,921
Wells Fargo Commercial Mortgage Trust Series 2015-C28, Class A4, 3.54%, 5/15/2048	1,500,000	1,492,793
Series 2017-C40, Class A4, 3.58%, 10/15/2050	1,500,000	1,473,151
WFRBS Commercial Mortgage Trust Series 2013-C14, Class A5, 3.34%, 6/15/2046	1,750,000	1,737,943
Series 2013-C15, Class A4, 4.15%, 8/15/2046(a)	1,175,000	1,206,521

Total Commercial Mortgage-Backed Securities (cost $47,745,670)		46,068,893

Corporate Bonds 26.0%

	Principal Amount	Value
Aerospace & Defense 0.5%
Boeing Co. (The), 4.88%, 2/15/2020	500,000	512,588
2.25%, 6/15/2026	500,000	452,990
3.30%, 3/1/2035	130,000	117,976
Embraer Netherlands Finance BV, 5.40%, 2/1/2027	1,000,000	1,020,000
General Dynamics Corp., 3.88%, 7/15/2021	100,000	101,402
2.63%, 11/15/2027	500,000	457,654
Harris Corp., 2.70%, 4/27/2020	1,000,000	990,111
4.85%, 4/27/2035	90,000	92,365

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Aerospace & Defense (continued)
L3 Technologies, Inc., 3.95%, 5/28/2024	$257,000	$253,360
Lockheed Martin Corp., 2.90%, 3/1/2025	500,000	478,152
3.55%, 1/15/2026	250,000	247,069
3.60%, 3/1/2035	110,000	102,895
4.07%, 12/15/2042	393,000	382,013
4.70%, 5/15/2046	250,000	266,512
Northrop Grumman Corp., 3.50%, 3/15/2021	500,000	502,497
4.75%, 6/1/2043	250,000	259,436
4.03%, 10/15/2047(b)	500,000	468,893
Raytheon Co., 3.13%, 10/15/2020	250,000	250,463
3.15%, 12/15/2024	145,000	141,881
4.70%, 12/15/2041	150,000	163,617
Rockwell Collins, Inc., 3.50%, 3/15/2027	1,000,000	950,157
Textron, Inc., 4.30%, 3/1/2024	250,000	252,459
United Technologies Corp., 4.50%, 4/15/2020	250,000	255,032
4.13%, 11/16/2028	250,000	248,293
6.13%, 7/15/2038	400,000	471,869
4.50%, 6/1/2042	500,000	494,307
4.15%, 5/15/2045	550,000	511,436
4.63%, 11/16/2048	500,000	502,784

		10,948,211

Air Freight & Logistics 0.1%
FedEx Corp., 3.25%, 4/1/2026	85,000	81,916
3.30%, 3/15/2027	70,000	66,896
3.90%, 2/1/2035	380,000	357,779
3.88%, 8/1/2042	50,000	44,362
4.55%, 4/1/2046	500,000	489,688
United Parcel Service of America, Inc., 8.38%, 4/1/2020	118,000	126,863
8.37%, 4/1/2030(c)	177,000	235,009
United Parcel Service, Inc., 3.13%, 1/15/2021	500,000	500,699
6.20%, 1/15/2038	295,000	371,570

		2,274,782

Auto Components 0.0%†
Aptiv Corp., 4.15%, 3/15/2024	475,000	475,940
BorgWarner, Inc., 3.38%, 3/15/2025	135,000	130,100

		606,040

Automobiles 0.1%
Daimler Finance North America LLC, 8.50%, 1/18/2031	250,000	348,031
Ford Motor Co., 7.45%, 7/16/2031	500,000	555,367
4.75%, 1/15/2043(b)	350,000	291,437
5.29%, 12/8/2046(b)	500,000	445,329
General Motors Co., 4.20%, 10/1/2027(b)	250,000	235,823
5.15%, 4/1/2038	250,000	232,520
5.20%, 4/1/2045	500,000	454,226
6.75%, 4/1/2046	35,000	37,884
5.40%, 4/1/2048(b)	250,000	233,365

		2,833,982

Banks 4.6%
Australia & New Zealand Banking Group Ltd., 3.30%, 5/17/2021	1,500,000	1,493,339
Banco Santander SA, 3.50%, 4/11/2022	800,000	782,999
3.80%, 2/23/2028	600,000	545,131
Bank of America Corp., Series L, 2.25%, 4/21/2020	1,000,000	987,220
(ICE LIBOR USD 3 Month + 0.37%), 2.74%, 1/23/2022(b)(d)	1,000,000	983,429
3.30%, 1/11/2023	500,000	493,058
4.10%, 7/24/2023(b)	250,000	254,980
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(d)	1,515,000	1,470,209
4.00%, 4/1/2024	350,000	353,499
Series L, 3.95%, 4/21/2025	310,000	303,521
3.88%, 8/1/2025	250,000	248,500
4.45%, 3/3/2026	125,000	125,151
3.50%, 4/19/2026	290,000	280,376
4.25%, 10/22/2026	435,000	430,015
3.25%, 10/21/2027(b)	500,000	463,769
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(b)(d)	500,000	486,560
(ICE LIBOR USD 3 Month + 1.04%), 3.42%, 12/20/2028(d)	1,606,000	1,507,376
(ICE LIBOR USD 3 Month + 1.81%), 4.24%, 4/24/2038(d)	250,000	244,061
5.88%, 2/7/2042	250,000	295,753
5.00%, 1/21/2044	350,000	372,849
Series L, 4.75%, 4/21/2045(b)	750,000	754,244
(ICE LIBOR USD 3 Month + 1.99%), 4.44%, 1/20/2048(d)	750,000	745,652
Bank of Montreal, 1.90%, 8/27/2021	1,000,000	960,473
Bank of Nova Scotia (The), 2.80%, 7/21/2021	500,000	492,710
2.45%, 9/19/2022	1,000,000	962,675
Barclays Bank plc, 5.14%, 10/14/2020	250,000	256,176
Barclays plc, 3.25%, 1/12/2021	1,000,000	986,521
3.65%, 3/16/2025	360,000	338,068
4.34%, 1/10/2028	1,000,000	946,337
5.25%, 8/17/2045	205,000	198,690
BB&T Corp., 2.45%, 1/15/2020	500,000	496,225
2.85%, 10/26/2024	250,000	239,221
BNP Paribas SA, 2.38%, 5/21/2020	1,000,000	987,281
5.00%, 1/15/2021(b)	250,000	258,634
Branch Banking & Trust Co., 3.63%, 9/16/2025	250,000	245,843
Citigroup, Inc., 2.35%, 8/2/2021	500,000	484,910
4.50%, 1/14/2022	650,000	668,381
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023(d)	1,000,000	966,750
3.88%, 10/25/2023	750,000	755,525
3.75%, 6/16/2024	500,000	495,766
3.30%, 4/27/2025	560,000	537,880
4.60%, 3/9/2026	350,000	352,316
3.40%, 5/1/2026	500,000	475,213
3.20%, 10/21/2026	500,000	466,703
4.30%, 11/20/2026	500,000	492,928
4.45%, 9/29/2027	500,000	494,223
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(d)	500,000	485,420
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(d)	1,500,000	1,410,377
6.63%, 6/15/2032	333,000	392,931
8.13%, 7/15/2039	350,000	505,213
6.68%, 9/13/2043	250,000	306,482
Citizens Bank NA, 2.65%, 5/26/2022	250,000	240,401
Commonwealth Bank of Australia, 2.30%, 3/12/2020	500,000	493,830
Compass Bank, 3.88%, 4/10/2025	500,000	479,755
Cooperatieve Rabobank UA, 2.75%, 1/10/2022	1,500,000	1,459,740
4.63%, 12/1/2023	250,000	253,811
3.38%, 5/21/2025(b)	500,000	488,816

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Cooperatieve Rabobank UA, (continued)
5.25%, 5/24/2041	$175,000	$196,478
5.75%, 12/1/2043	250,000	279,176
5.25%, 8/4/2045(b)	250,000	262,586
Credit Suisse Group Funding Guernsey Ltd., 2.75%, 3/26/2020	1,000,000	990,860
3.13%, 12/10/2020	500,000	495,960
3.80%, 9/15/2022	440,000	437,890
3.75%, 3/26/2025	390,000	376,155
4.55%, 4/17/2026(b)	500,000	502,400
Discover Bank, 4.20%, 8/8/2023	500,000	501,780
Fifth Third Bancorp, 2.88%, 7/27/2020(b)	500,000	496,820
3.50%, 3/15/2022	700,000	697,963
2.60%, 6/15/2022	500,000	481,487
First Republic Bank, 2.50%, 6/6/2022	750,000	720,828
HSBC Bank USA NA, 5.63%, 8/15/2035	250,000	277,017
HSBC Holdings plc, 3.40%, 3/8/2021	2,000,000	1,996,104
5.10%, 4/5/2021	500,000	519,609
4.25%, 3/14/2024	500,000	497,346
(ICE LIBOR USD 3 Month + 0.99%), 3.95%, 5/18/2024(d)	200,000	198,693
4.30%, 3/8/2026	500,000	497,829
3.90%, 5/25/2026	500,000	484,884
6.50%, 5/2/2036	400,000	471,171
6.50%, 9/15/2037	600,000	711,551
5.25%, 3/14/2044	250,000	260,649
Huntington Bancshares, Inc., 3.15%, 3/14/2021	395,000	391,579
JPMorgan Chase & Co., 2.25%, 1/23/2020	500,000	494,883
2.75%, 6/23/2020	500,000	496,248
4.25%, 10/15/2020	350,000	356,755
2.55%, 10/29/2020	500,000	492,915
2.55%, 3/1/2021	500,000	491,027
4.63%, 5/10/2021	500,000	515,751
2.30%, 8/15/2021	1,000,000	972,290
3.38%, 5/1/2023	250,000	245,401
3.88%, 9/10/2024	1,000,000	990,457
3.13%, 1/23/2025	1,000,000	959,269
3.30%, 4/1/2026	500,000	479,120
4.25%, 10/1/2027	500,000	497,515
(ICE LIBOR USD 3 Month + 1.38%), 3.54%, 5/1/2028(d)	500,000	477,573
(ICE LIBOR USD 3 Month + 1.12%), 4.00%, 4/23/2029(b)(d)	1,000,000	983,058
5.60%, 7/15/2041	400,000	461,713
5.40%, 1/6/2042	500,000	562,124
4.85%, 2/1/2044	500,000	525,467
(ICE LIBOR USD 3 Month + 1.58%), 4.26%, 2/22/2048(d)	750,000	721,634
(ICE LIBOR USD 3 Month + 1.38%), 3.96%, 11/15/2048(d)	500,000	456,705
KeyBank NA, 2.50%, 12/15/2019	250,000	248,662
6.95%, 2/1/2028	225,000	267,940
Korea Development Bank (The), 4.63%, 11/16/2021	200,000	206,021
3.00%, 1/13/2026	500,000	467,466
Kreditanstalt fuer Wiederaufbau, 1.75%, 3/31/2020	3,000,000	2,950,831
1.50%, 4/20/2020	1,000,000	979,031
1.63%, 5/29/2020	400,000	391,865
2.75%, 9/8/2020	400,000	398,668
1.88%, 11/30/2020	2,000,000	1,955,453
1.63%, 3/15/2021	500,000	484,158
1.50%, 6/15/2021	500,000	480,590
2.00%, 11/30/2021(b)	1,000,000	968,857
2.13%, 6/15/2022	2,000,000	1,934,666
2.38%, 12/29/2022	250,000	242,984
Landwirtschaftliche Rentenbank, Series 36, 2.00%, 12/6/2021	1,500,000	1,453,068
1.75%, 7/27/2026	1,000,000	899,732
Lloyds Banking Group plc, 4.50%, 11/4/2024	205,000	201,367
4.58%, 12/10/2025	350,000	343,627
4.65%, 3/24/2026	500,000	491,273
(ICE LIBOR USD 3 Month + 1.21%), 3.57%, 11/7/2028(b)(d)	1,000,000	915,997
Mitsubishi UFJ Financial Group, Inc., 3.46%, 3/2/2023	750,000	740,267
3.85%, 3/1/2026	750,000	737,436
Mizuho Financial Group, Inc., 3.17%, 9/11/2027	750,000	693,979
MUFG Americas Holdings Corp., 3.00%, 2/10/2025	500,000	474,843
National Australia Bank Ltd., 2.50%, 7/12/2026	750,000	677,383
PNC Bank NA, 2.95%, 1/30/2023	250,000	241,992
3.80%, 7/25/2023	500,000	499,564
2.95%, 2/23/2025(b)	500,000	477,326
PNC Financial Services Group, Inc. (The), 5.13%, 2/8/2020	500,000	512,836
Regions Financial Corp., 2.75%, 8/14/2022	750,000	723,240
Royal Bank of Canada, 2.15%, 3/6/2020	500,000	493,997
2.50%, 1/19/2021	500,000	491,839
Royal Bank of Scotland Group plc, 3.88%, 9/12/2023	365,000	354,547
4.80%, 4/5/2026	500,000	500,286
(ICE LIBOR USD 3 Month + 1.75%), 4.89%, 5/18/2029(d)	250,000	248,463
Santander Holdings USA, Inc., 2.65%, 4/17/2020	1,300,000	1,283,282
Santander UK Group Holdings plc, 2.88%, 10/16/2020	210,000	207,156
Santander UK plc, 2.38%, 3/16/2020	500,000	493,745
4.00%, 3/13/2024	500,000	500,995
Skandinaviska Enskilda Banken AB, 2.30%, 3/11/2020	1,000,000	987,500
Sumitomo Mitsui Banking Corp., 2.45%, 1/16/2020	500,000	495,447
Sumitomo Mitsui Financial Group, Inc., 2.93%, 3/9/2021	500,000	493,238
2.78%, 7/12/2022(b)	1,000,000	968,020
2.63%, 7/14/2026	750,000	676,567
3.35%, 10/18/2027(b)	500,000	470,641
SunTrust Banks, Inc., 4.00%, 5/1/2025	1,000,000	1,002,497
Toronto-Dominion Bank (The), 2.50%, 12/14/2020	750,000	739,010
US Bancorp, 4.13%, 5/24/2021	150,000	153,262
3.90%, 4/26/2028(b)	1,000,000	1,007,210
US Bank NA, 2.80%, 1/27/2025	1,000,000	951,714
Wells Fargo & Co.,
Series N, 2.15%, 1/30/2020	2,000,000	1,976,326
3.30%, 9/9/2024	1,000,000	969,382
3.00%, 2/19/2025	825,000	780,938
3.00%, 4/22/2026	500,000	465,310
4.30%, 7/22/2027	395,000	393,504
5.38%, 2/7/2035	457,000	510,870
5.38%, 11/2/2043	250,000	268,584
5.61%, 1/15/2044(b)	388,000	428,596
3.90%, 5/1/2045(b)	250,000	232,991
4.90%, 11/17/2045	500,000	506,570
4.40%, 6/14/2046	350,000	329,694
4.75%, 12/7/2046	500,000	498,083
Wells Fargo Bank NA, 2.40%, 1/15/2020	1,000,000	992,110
2.60%, 1/15/2021	1,000,000	983,156

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Wells Fargo Capital X, 5.95%, 12/15/2036	$275,000	$294,250
Westpac Banking Corp., 2.65%, 1/25/2021	2,000,000	1,968,370
2.10%, 5/13/2021	500,000	483,806
2.85%, 5/13/2026	500,000	462,651
3.40%, 1/25/2028	500,000	476,819

		105,227,184

Beverages 0.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	1,320,000	1,300,834
3.70%, 2/1/2024	1,000,000	996,979
3.65%, 2/1/2026	1,500,000	1,457,543
4.70%, 2/1/2036	500,000	500,671
4.63%, 2/1/2044	650,000	625,212
4.90%, 2/1/2046	1,370,000	1,385,510
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 2/15/2021	150,000	154,059
4.00%, 4/13/2028	500,000	492,837
4.60%, 4/15/2048	500,000	484,342
4.44%, 10/6/2048	581,000	545,289
Coca-Cola Co. (The), 3.15%, 11/15/2020(b)	200,000	200,584
3.20%, 11/1/2023	550,000	545,596
2.90%, 5/25/2027(b)	500,000	470,974
Constellation Brands, Inc., 3.50%, 5/9/2027	500,000	467,052
3.60%, 2/15/2028	1,000,000	935,709
Diageo Capital plc, 4.83%, 7/15/2020	600,000	617,712
2.63%, 4/29/2023	500,000	484,728
Keurig Dr Pepper, Inc., 2.70%, 11/15/2022	250,000	237,873
4.60%, 5/25/2028(e)	750,000	753,656
5.09%, 5/25/2048(e)	250,000	254,064
Molson Coors Brewing Co., 3.00%, 7/15/2026(b)	190,000	172,378
5.00%, 5/1/2042	250,000	247,881
PepsiCo, Inc., 1.85%, 4/30/2020	500,000	492,054
3.13%, 11/1/2020	300,000	300,815
2.85%, 2/24/2026	150,000	142,732
5.50%, 1/15/2040	250,000	295,851
4.25%, 10/22/2044	500,000	508,866
Pepsi-Cola Metropolitan Bottling Co., Inc., Series B, 7.00%, 3/1/2029	606,000	772,607

		15,844,408

Biotechnology 0.5%
AbbVie, Inc., 3.20%, 5/14/2026(b)	1,370,000	1,275,652
4.50%, 5/14/2035	1,085,000	1,042,146
4.30%, 5/14/2036	250,000	234,520
4.40%, 11/6/2042	125,000	115,737
Amgen, Inc., 3.45%, 10/1/2020	100,000	100,492
4.56%, 6/15/2048	774,000	759,050
4.66%, 6/15/2051	1,018,000	1,007,125
Baxalta, Inc., 2.88%, 6/23/2020	75,000	74,378
4.00%, 6/23/2025	60,000	59,416
Biogen, Inc., 3.63%, 9/15/2022	1,000,000	1,002,400
4.05%, 9/15/2025	195,000	195,523
Celgene Corp., 3.95%, 10/15/2020	400,000	405,216
3.25%, 8/15/2022	300,000	295,894
3.25%, 2/20/2023	250,000	245,153
3.88%, 8/15/2025(b)	500,000	492,567
3.90%, 2/20/2028	500,000	481,282
4.63%, 5/15/2044	500,000	470,525
4.55%, 2/20/2048	250,000	232,610
Gilead Sciences, Inc., 4.50%, 4/1/2021	200,000	205,795
3.70%, 4/1/2024	1,000,000	1,003,095
3.50%, 2/1/2025	240,000	235,791
3.65%, 3/1/2026	145,000	142,390
4.50%, 2/1/2045	500,000	496,743
4.75%, 3/1/2046	500,000	515,378

		11,088,878

Building Products 0.1%
Johnson Controls International plc, 4.25%, 3/1/2021	150,000	152,469
3.75%, 12/1/2021	600,000	603,586
3.90%, 2/14/2026	500,000	491,606
4.62%, 7/2/2044(c)	350,000	342,927
Owens Corning, 4.20%, 12/15/2022	250,000	250,559
4.30%, 7/15/2047	500,000	403,411

		2,244,558

Capital Markets 1.3%
Ameriprise Financial, Inc., 5.30%, 3/15/2020	150,000	154,659
Bank of New York Mellon Corp. (The), 2.60%, 8/17/2020	395,000	391,883
3.25%, 9/11/2024	750,000	733,759
Series G, 3.00%, 2/24/2025	205,000	196,364
3.00%, 10/30/2028	500,000	458,161
Brookfield Finance, Inc., 4.25%, 6/2/2026	500,000	493,643
CME Group, Inc., 3.00%, 3/15/2025	500,000	481,833
Credit Suisse AG, 4.38%, 8/5/2020	400,000	407,219
3.63%, 9/9/2024	500,000	492,790
Credit Suisse USA, Inc., 7.13%, 7/15/2032	55,000	69,520
Deutsche Bank AG, 3.95%, 2/27/2023	750,000	728,236
3.70%, 5/30/2024	470,000	442,545
Franklin Resources, Inc., 2.80%, 9/15/2022	500,000	486,108
Goldman Sachs Group, Inc. (The), 2.60%, 12/27/2020	1,625,000	1,598,910
2.88%, 2/25/2021	750,000	739,990
5.25%, 7/27/2021	500,000	523,498
2.35%, 11/15/2021	500,000	482,406
5.75%, 1/24/2022	500,000	531,956
3.63%, 1/22/2023	750,000	747,205
3.20%, 2/23/2023	1,000,000	978,096
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(d)	1,000,000	967,212
3.85%, 7/8/2024	385,000	382,766
3.75%, 5/22/2025	500,000	490,050
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(b)(d)	500,000	475,881
6.45%, 5/1/2036(b)	400,000	465,227
6.75%, 10/1/2037	500,000	601,478
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(d)	500,000	463,462
4.80%, 7/8/2044	500,000	510,281
4.75%, 10/21/2045	350,000	356,015
Intercontinental Exchange, Inc., 4.00%, 10/15/2023	500,000	510,730
3.75%, 12/1/2025	160,000	159,615
4.25%, 9/21/2048	250,000	246,000
Jefferies Group LLC, 5.13%, 1/20/2023	250,000	258,495
4.85%, 1/15/2027(b)	500,000	491,600
Legg Mason, Inc., 4.75%, 3/15/2026	500,000	510,148
Moody’s Corp., 4.50%, 9/1/2022	150,000	154,293
Morgan Stanley, 2.65%, 1/27/2020(b)	750,000	745,194

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Capital Markets (continued)
Morgan Stanley, (continued)
2.80%, 6/16/2020(b)	$455,000	$451,426
5.75%, 1/25/2021	300,000	315,335
5.50%, 7/28/2021	250,000	263,164
4.88%, 11/1/2022	500,000	518,044
4.10%, 5/22/2023	650,000	654,024
Series F, 3.88%, 4/29/2024	625,000	622,160
4.00%, 7/23/2025	215,000	214,283
3.13%, 7/27/2026	500,000	465,830
4.35%, 9/8/2026	500,000	496,143
3.63%, 1/20/2027	750,000	720,205
3.95%, 4/23/2027	1,500,000	1,439,719
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(d)	1,000,000	948,790
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(d)	1,000,000	959,894
7.25%, 4/1/2032	324,000	413,296
Raymond James Financial, Inc., 4.95%, 7/15/2046	500,000	507,550
S&P Global, Inc., 4.40%, 2/15/2026(b)	500,000	512,927
State Street Corp., 3.70%, 11/20/2023	500,000	503,211
3.30%, 12/16/2024	310,000	304,889
TD Ameritrade Holding Corp., 2.95%, 4/1/2022	500,000	490,358
Thomson Reuters Corp., 4.30%, 11/23/2023	500,000	511,092
3.35%, 5/15/2026	280,000	258,098
UBS AG, 2.35%, 3/26/2020	500,000	494,010

		30,991,676

Chemicals 0.5%
Dow Chemical Co. (The), 4.25%, 11/15/2020	324,000	329,926
4.13%, 11/15/2021	650,000	665,452
3.50%, 10/1/2024(b)	500,000	489,355
9.40%, 5/15/2039	260,000	396,022
Eastman Chemical Co., 3.60%, 8/15/2022	100,000	100,036
4.65%, 10/15/2044	350,000	338,487
Ecolab, Inc., 2.25%, 1/12/2020	265,000	262,172
4.35%, 12/8/2021	122,000	125,642
3.25%, 1/14/2023	500,000	493,329
EI du Pont de Nemours & Co., 2.80%, 2/15/2023	250,000	243,119
4.90%, 1/15/2041(b)	300,000	308,897
Lubrizol Corp. (The), 6.50%, 10/1/2034	147,000	187,276
LyondellBasell Industries NV, 5.00%, 4/15/2019	249,000	250,248
6.00%, 11/15/2021	500,000	530,905
4.63%, 2/26/2055	250,000	224,679
Mosaic Co. (The), 3.75%, 11/15/2021	250,000	249,842
4.25%, 11/15/2023	250,000	252,573
4.05%, 11/15/2027(b)	500,000	483,709
Nutrien Ltd., 3.15%, 10/1/2022	50,000	48,620
3.00%, 4/1/2025	500,000	460,541
5.88%, 12/1/2036	125,000	135,193
6.13%, 1/15/2041	150,000	167,556
5.25%, 1/15/2045	350,000	362,036
PPG Industries, Inc., 3.60%, 11/15/2020	500,000	505,443
Praxair, Inc., 4.05%, 3/15/2021	200,000	203,834
3.00%, 9/1/2021	450,000	445,651
3.20%, 1/30/2026(b)	500,000	487,645
RPM International, Inc., 3.45%, 11/15/2022	350,000	344,207
Sherwin-Williams Co. (The), 3.95%, 1/15/2026(b)	1,000,000	989,992
Westlake Chemical Corp., 4.38%, 11/15/2047	500,000	444,173

		10,526,560

Commercial Services & Supplies 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	800,000	841,790
3.20%, 3/15/2025	500,000	481,068
Waste Management, Inc., 3.50%, 5/15/2024	500,000	493,825
3.90%, 3/1/2035	130,000	127,004

		1,943,687

Communications Equipment 0.1%
Cisco Systems, Inc., 3.50%, 6/15/2025	400,000	399,274
5.90%, 2/15/2039	500,000	622,280
Motorola Solutions, Inc., 4.00%, 9/1/2024	500,000	490,116
7.50%, 5/15/2025	206,000	235,025

		1,746,695

Consumer Finance 0.7%
AerCap Ireland Capital DAC, 4.25%, 7/1/2020	1,000,000	1,010,084
3.95%, 2/1/2022	750,000	747,921
3.88%, 1/23/2028	500,000	464,158
American Express Co., 3.00%, 10/30/2024	500,000	477,601
3.63%, 12/5/2024	500,000	490,287
American Express Credit Corp., 2.20%, 3/3/2020(b)	1,000,000	988,800
2.38%, 5/26/2020	1,000,000	987,612
Capital One Financial Corp., 4.75%, 7/15/2021	300,000	309,741
3.20%, 1/30/2023	1,000,000	969,106
3.75%, 4/24/2024	700,000	687,658
3.75%, 7/28/2026(b)	500,000	466,586
Caterpillar Financial Services Corp., 2.85%, 6/1/2022	500,000	489,717
3.30%, 6/9/2024(b)	750,000	738,687
3.25%, 12/1/2024	500,000	491,783
Discover Financial Services, 4.10%, 2/9/2027	500,000	477,946
Ford Motor Credit Co. LLC, 3.20%, 1/15/2021	500,000	492,590
3.66%, 9/8/2024	500,000	467,577
4.39%, 1/8/2026	200,000	190,465
General Motors Financial Co., Inc., 3.15%, 1/15/2020	1,080,000	1,078,129
3.70%, 11/24/2020	500,000	502,372
4.38%, 9/25/2021(b)	500,000	508,861
5.25%, 3/1/2026	1,055,000	1,081,075
HSBC USA, Inc., 2.38%, 11/13/2019(b)	500,000	496,690
3.50%, 6/23/2024(b)	500,000	490,189
John Deere Capital Corp., 2.65%, 1/6/2022	140,000	137,177
Synchrony Financial, 4.25%, 8/15/2024	350,000	338,147
4.50%, 7/23/2025	375,000	361,790
Toyota Motor Credit Corp., 2.15%, 3/12/2020	500,000	495,198
3.30%, 1/12/2022	500,000	499,978

		16,937,925

Containers & Packaging 0.1%
International Paper Co., 3.80%, 1/15/2026	500,000	489,733
6.00%, 11/15/2041	750,000	832,979
Packaging Corp. of America, 4.50%, 11/1/2023	250,000	256,955

		1,579,667

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Diversified Consumer Services 0.0%†
Boston University, Series CC, 4.06%, 10/1/2048	$16,000	$15,864
George Washington University (The), Series 2018, 4.13%, 9/15/2048(b)	73,000	72,945
Massachusetts Institute of Technology, 5.60%, 7/1/2111	100,000	127,117
4.68%, 7/1/2114	75,000	80,548
President & Fellows of Harvard College, 3.15%, 7/15/2046	75,000	66,434
3.30%, 7/15/2056	200,000	176,372

		539,280

Diversified Financial Services 0.4%
AXA Equitable Holdings, Inc., 4.35%, 4/20/2028(e)	1,000,000	967,433
AXA Financial, Inc., 7.00%, 4/1/2028	133,000	151,391
Bank One Corp., 8.00%, 4/29/2027	290,000	363,269
Berkshire Hathaway, Inc., 3.40%, 1/31/2022	500,000	503,767
4.50%, 2/11/2043	250,000	260,640
Block Financial LLC, 5.50%, 11/1/2022(b)	250,000	259,402
Boeing Capital Corp., 4.70%, 10/27/2019	250,000	254,747
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020	399,000	389,869
3.37%, 11/15/2025	748,000	712,074
4.42%, 11/15/2035	1,733,000	1,631,021
Jefferies Financial Group, Inc., 5.50%, 10/18/2023	250,000	258,923
National Rural Utilities Cooperative Finance Corp., 8.00%, 3/1/2032	159,000	217,953
Shell International Finance BV, 2.13%, 5/11/2020	500,000	493,395
2.25%, 11/10/2020	240,000	236,369
3.40%, 8/12/2023	1,000,000	998,773
2.88%, 5/10/2026	500,000	474,864
4.13%, 5/11/2035	500,000	506,389
6.38%, 12/15/2038	250,000	322,971
4.55%, 8/12/2043	500,000	525,342
3.75%, 9/12/2046(b)	250,000	234,508
Voya Financial, Inc., 3.65%, 6/15/2026	250,000	238,172

		10,001,272

Diversified Telecommunication Services 0.9%
AT&T, Inc., 2.45%, 6/30/2020	500,000	493,318
4.60%, 2/15/2021	250,000	255,983
3.80%, 3/15/2022	750,000	752,839
3.00%, 6/30/2022(b)	500,000	487,619
4.45%, 4/1/2024(b)	500,000	509,928
3.95%, 1/15/2025	500,000	492,297
3.40%, 5/15/2025	1,000,000	952,069
4.13%, 2/17/2026	1,000,000	988,088
4.50%, 5/15/2035	310,000	289,622
5.25%, 3/1/2037	750,000	747,487
5.35%, 9/1/2040(b)	395,000	391,734
5.55%, 8/15/2041	400,000	404,700
5.15%, 3/15/2042	150,000	144,773
4.30%, 12/15/2042(b)	603,000	522,086
4.80%, 6/15/2044	500,000	461,123
4.35%, 6/15/2045	173,000	149,035
4.75%, 5/15/2046	500,000	456,818
5.15%, 11/15/2046(e)	251,000	240,303
4.50%, 3/9/2048	866,000	755,660
British Telecommunications plc, 9.63%, 12/15/2030(c)	250,000	355,094
Deutsche Telekom International Finance BV, 8.75%, 6/15/2030(c)	369,000	495,551
Orange SA, 9.00%, 3/1/2031(c)	407,000	577,642
5.38%, 1/13/2042	250,000	273,791
Telefonica Emisiones SAU, 5.46%, 2/16/2021	250,000	261,017
4.57%, 4/27/2023	700,000	719,836
5.21%, 3/8/2047	750,000	733,772
Verizon Communications, Inc., 3.38%, 2/15/2025	996,000	966,795
4.13%, 3/16/2027(b)	1,000,000	1,004,559
4.33%, 9/21/2028(b)(e)	783,000	787,193
4.27%, 1/15/2036	500,000	476,495
4.81%, 3/15/2039	1,385,000	1,396,224
6.55%, 9/15/2043(b)	1,300,000	1,581,311
4.52%, 9/15/2048	1,000,000	950,975
5.01%, 4/15/2049	374,000	381,946
5.01%, 8/21/2054	250,000	250,831

		20,708,514

Electric Utilities 1.4%
Alabama Power Co., 5.70%, 2/15/2033	574,000	644,001
4.15%, 8/15/2044	350,000	339,942
CenterPoint Energy Houston Electric LLC, 4.50%, 4/1/2044	500,000	526,970
Cleveland Electric Illuminating Co. (The), 5.50%, 8/15/2024	400,000	432,397
Commonwealth Edison Co., 3.65%, 6/15/2046	250,000	226,485
DTE Electric Co., 4.30%, 7/1/2044	500,000	510,419
3.70%, 3/15/2045	145,000	134,609
Duke Energy Carolinas LLC, 3.90%, 6/15/2021	100,000	101,867
2.95%, 12/1/2026	500,000	474,818
4.25%, 12/15/2041	300,000	300,475
3.70%, 12/1/2047	500,000	455,014
Duke Energy Corp., 3.05%, 8/15/2022	350,000	342,913
Duke Energy Florida LLC, 3.20%, 1/15/2027	250,000	239,265
3.40%, 10/1/2046	500,000	434,506
Duke Energy Indiana LLC, 3.75%, 7/15/2020	200,000	202,230
Duke Energy Progress LLC, 4.15%, 12/1/2044	500,000	488,199
4.20%, 8/15/2045	500,000	495,188
Edison International, 4.13%, 3/15/2028	500,000	494,844
Emera US Finance LP, 4.75%, 6/15/2046	350,000	341,058
Entergy Corp., 5.13%, 9/15/2020	400,000	410,506
4.00%, 7/15/2022	400,000	404,610
Evergy, Inc., 4.85%, 6/1/2021	100,000	102,119
Eversource Energy, Series H, 3.15%, 1/15/2025(b)	245,000	235,546
Exelon Corp., 5.63%, 6/15/2035	836,000	935,000
FirstEnergy Corp., Series B, 4.25%, 3/15/2023	500,000	507,775
Series B, 3.90%, 7/15/2027	500,000	486,380
Florida Power & Light Co., 3.13%, 12/1/2025	500,000	485,321
5.65%, 2/1/2037	450,000	524,582
4.13%, 2/1/2042	250,000	251,014
3.95%, 3/1/2048	500,000	489,606
Georgia Power Co., 4.30%, 3/15/2042	500,000	474,828
Hydro-Quebec, Series HY, 8.40%, 1/15/2022	220,000	251,780
Series GF, 8.88%, 3/1/2026	156,000	207,804

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Electric Utilities (continued)
Iberdrola International BV, 5.81%, 3/15/2025	$118,000	$129,060
Indiana Michigan Power Co., Series K, 4.55%, 3/15/2046	350,000	359,519
Kansas City Power & Light Co., 3.65%, 8/15/2025	500,000	491,706
LG&E & KU Energy LLC, 3.75%, 11/15/2020	700,000	702,843
MidAmerican Energy Co., 5.80%, 10/15/2036	550,000	659,352
4.80%, 9/15/2043	500,000	541,283
Nevada Power Co., 5.45%, 5/15/2041	150,000	170,508
Northern States Power Co., 2.15%, 8/15/2022	250,000	238,548
4.00%, 8/15/2045	165,000	161,847
NSTAR Electric Co., 2.38%, 10/15/2022	500,000	480,508
Oncor Electric Delivery Co. LLC, 4.55%, 12/1/2041	150,000	159,585
5.30%, 6/1/2042	150,000	172,989
Pacific Gas & Electric Co., 3.50%, 10/1/2020	300,000	300,299
2.45%, 8/15/2022(b)	250,000	237,640
3.25%, 6/15/2023(b)	500,000	482,819
2.95%, 3/1/2026	400,000	364,302
6.25%, 3/1/2039	600,000	691,589
4.30%, 3/15/2045	500,000	457,643
PacifiCorp, 5.25%, 6/15/2035	177,000	198,678
PECO Energy Co., 1.70%, 9/15/2021	500,000	476,399
2.38%, 9/15/2022	1,000,000	961,018
3.70%, 9/15/2047	250,000	229,560
Pinnacle West Capital Corp., 2.25%, 11/30/2020	1,000,000	974,655
PPL Capital Funding, Inc., 3.10%, 5/15/2026	1,000,000	929,841
5.00%, 3/15/2044	250,000	260,162
Progress Energy, Inc., 4.40%, 1/15/2021(b)	700,000	713,516
7.75%, 3/1/2031	236,000	308,909
Public Service Co. of Colorado, 3.20%, 11/15/2020	250,000	250,277
4.30%, 3/15/2044	250,000	252,668
Public Service Electric & Gas Co., 3.95%, 5/1/2042	400,000	387,432
South Carolina Electric & Gas Co., 6.05%, 1/15/2038	150,000	169,578
5.10%, 6/1/2065	350,000	350,556
Southern California Edison Co., Series B, 2.40%, 2/1/2022	500,000	481,969
Series C, 3.50%, 10/1/2023	500,000	496,891
6.00%, 1/15/2034	177,000	206,085
Series 05-B, 5.55%, 1/15/2036	436,000	485,403
Southern Co. (The), 2.75%, 6/15/2020	500,000	495,125
3.25%, 7/1/2026	295,000	275,132
Southwestern Electric Power Co., Series L, 3.85%, 2/1/2048	750,000	671,790
Union Electric Co., 3.65%, 4/15/2045	250,000	230,439
Virginia Electric & Power Co., 3.45%, 9/1/2022	500,000	498,606
Series B, 4.20%, 5/15/2045	200,000	194,805
Wisconsin Electric Power Co., 2.95%, 9/15/2021	300,000	295,724
5.63%, 5/15/2033	59,000	67,215
Xcel Energy, Inc., 4.70%, 5/15/2020	250,000	254,386
3.30%, 6/1/2025	500,000	483,269
6.50%, 7/1/2036	177,000	224,328

		31,578,527

Electrical Equipment 0.1%
ABB Finance USA, Inc., 4.38%, 5/8/2042	100,000	101,463
Eaton Corp., 2.75%, 11/2/2022	750,000	727,873
3.10%, 9/15/2027(b)	1,000,000	933,040
Emerson Electric Co., 6.00%, 8/15/2032	83,000	97,820

		1,860,196

Electronic Equipment, Instruments & Components 0.0%†
Arrow Electronics, Inc., 4.50%, 3/1/2023	250,000	252,779
Corning, Inc., 4.25%, 8/15/2020	250,000	253,065
4.38%, 11/15/2057	500,000	437,917
Tyco Electronics Group SA, 3.50%, 2/3/2022	300,000	299,744

		1,243,505

Energy Equipment & Services 0.1%
Baker Hughes a GE Co. LLC, 3.20%, 8/15/2021	500,000	497,407
3.34%, 12/15/2027	285,000	267,938
5.13%, 9/15/2040	200,000	210,549
Halliburton Co., 3.80%, 11/15/2025	250,000	247,859
6.70%, 9/15/2038	400,000	494,653
5.00%, 11/15/2045(b)	500,000	533,976
National Oilwell Varco, Inc., 3.95%, 12/1/2042(b)	600,000	520,472

		2,772,854

Entertainment 0.4%
21st Century Fox America, Inc., 4.50%, 2/15/2021	250,000	257,067
4.00%, 10/1/2023	250,000	254,560
6.55%, 3/15/2033	300,000	377,663
6.20%, 12/15/2034	245,000	301,841
6.65%, 11/15/2037	150,000	198,308
6.15%, 2/15/2041	250,000	318,695
5.40%, 10/1/2043	500,000	585,118
NBCUniversal Media LLC, 5.15%, 4/30/2020(b)	500,000	515,643
4.38%, 4/1/2021	800,000	819,618
2.88%, 1/15/2023	350,000	340,166
5.95%, 4/1/2041	200,000	229,652
Viacom, Inc., 3.88%, 12/15/2021	600,000	601,529
4.25%, 9/1/2023	100,000	100,682
3.88%, 4/1/2024(b)	500,000	491,240
4.38%, 3/15/2043	459,000	400,578
Walt Disney Co. (The), 3.75%, 6/1/2021(b)	500,000	510,663
3.15%, 9/17/2025	325,000	316,523
3.00%, 2/13/2026(b)	500,000	479,103
3.00%, 7/30/2046(b)	150,000	120,635
Warner Media LLC, 3.60%, 7/15/2025	500,000	479,118
3.80%, 2/15/2027	1,500,000	1,434,839
5.38%, 10/15/2041	200,000	198,882
4.65%, 6/1/2044(b)	250,000	224,847

		9,556,970

Equity Real Estate Investment Trusts (REITs) 0.7%
Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	500,000	495,456
American Tower Corp., 2.80%, 6/1/2020	1,000,000	990,599
5.05%, 9/1/2020	500,000	515,598
3.50%, 1/31/2023	250,000	245,882
4.40%, 2/15/2026	40,000	40,046
AvalonBay Communities, Inc., 3.45%, 6/1/2025	695,000	678,206

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Boston Properties LP, 3.80%, 2/1/2024	$250,000	$248,461
2.75%, 10/1/2026	750,000	678,867
Brixmor Operating Partnership LP, 3.65%, 6/15/2024	500,000	480,599
CC Holdings GS V LLC, 3.85%, 4/15/2023	250,000	248,409
Crown Castle International Corp., 3.70%, 6/15/2026	60,000	57,341
3.65%, 9/1/2027	750,000	704,655
DDR Corp., 3.63%, 2/1/2025(b)	500,000	473,752
Digital Realty Trust LP, 5.25%, 3/15/2021	250,000	258,849
ERP Operating LP, 3.00%, 4/15/2023	500,000	487,237
4.50%, 7/1/2044	350,000	351,459
HCP, Inc., 2.63%, 2/1/2020	500,000	495,700
4.25%, 11/15/2023	500,000	501,234
Hospitality Properties Trust, 5.00%, 8/15/2022	350,000	358,549
4.38%, 2/15/2030	500,000	458,463
Host Hotels & Resorts LP, Series D, 3.75%, 10/15/2023	525,000	512,303
Series E, 4.00%, 6/15/2025	375,000	363,599
Kimco Realty Corp., 3.13%, 6/1/2023	500,000	481,579
4.45%, 9/1/2047	250,000	229,434
Liberty Property LP, 4.40%, 2/15/2024	500,000	505,972
Omega Healthcare Investors, Inc., 4.50%, 4/1/2027(b)	550,000	526,408
Prologis LP, 4.25%, 8/15/2023	500,000	515,451
Realty Income Corp., 3.25%, 10/15/2022	350,000	345,515
Simon Property Group LP, 4.38%, 3/1/2021	500,000	512,450
3.38%, 3/15/2022	500,000	497,953
3.38%, 10/1/2024	500,000	489,229
4.25%, 11/30/2046	500,000	486,276
Ventas Realty LP, 3.13%, 6/15/2023	500,000	483,051
4.00%, 3/1/2028(b)	250,000	241,304
Welltower, Inc., 5.25%, 1/15/2022	400,000	417,124
4.25%, 4/1/2026	500,000	498,423
Weyerhaeuser Co., 7.38%, 3/15/2032	500,000	632,384

		16,507,817

Food & Staples Retailing 0.3%
Costco Wholesale Corp., 2.25%, 2/15/2022	170,000	164,859
Kroger Co. (The), 4.00%, 2/1/2024(b)	500,000	500,192
7.50%, 4/1/2031	257,000	311,343
5.40%, 7/15/2040	200,000	204,814
Sysco Corp., 3.75%, 10/1/2025	145,000	143,106
3.30%, 7/15/2026(b)	255,000	243,710
4.85%, 10/1/2045	150,000	155,008
Walgreens Boots Alliance, Inc., 3.45%, 6/1/2026	55,000	52,192
4.50%, 11/18/2034(b)	805,000	792,541
Walmart, Inc., 3.63%, 7/8/2020	500,000	506,319
3.25%, 10/25/2020	500,000	504,302
2.55%, 4/11/2023	750,000	726,926
3.30%, 4/22/2024	725,000	723,910
2.65%, 12/15/2024	1,000,000	957,209
7.55%, 2/15/2030	118,000	157,493
3.63%, 12/15/2047	500,000	467,942
4.05%, 6/29/2048	500,000	500,737

		7,112,603

Food Products 0.4%
Archer-Daniels-Midland Co., 4.02%, 4/16/2043	345,000	330,735
Campbell Soup Co., 4.25%, 4/15/2021	100,000	101,624
4.15%, 3/15/2028(b)	750,000	715,903
Conagra Brands, Inc., 3.25%, 9/15/2022	250,000	245,530
7.00%, 10/1/2028	221,000	255,461
General Mills, Inc., 3.15%, 12/15/2021	750,000	741,795
4.20%, 4/17/2028(b)	500,000	492,350
JM Smucker Co. (The), 3.50%, 10/15/2021	200,000	201,114
4.25%, 3/15/2035	400,000	377,361
Kellogg Co., 4.00%, 12/15/2020	250,000	253,903
3.25%, 4/1/2026(b)	125,000	117,741
4.50%, 4/1/2046(b)	250,000	237,552
Kraft Heinz Foods Co., 2.80%, 7/2/2020	500,000	495,734
3.95%, 7/15/2025	500,000	492,714
3.00%, 6/1/2026	1,115,000	1,017,777
6.88%, 1/26/2039	200,000	233,684
5.00%, 6/4/2042	350,000	334,192
5.20%, 7/15/2045	350,000	342,127
Mead Johnson Nutrition Co., 4.60%, 6/1/2044	350,000	354,141
Tyson Foods, Inc., 2.25%, 8/23/2021	750,000	721,871
4.50%, 6/15/2022	200,000	205,961
3.95%, 8/15/2024(b)	500,000	498,819
3.55%, 6/2/2027(b)	500,000	471,736
Unilever Capital Corp., 2.00%, 7/28/2026	500,000	441,990
5.90%, 11/15/2032	206,000	252,137

		9,933,952

Gas Utilities 0.1%
CenterPoint Energy Resources Corp., 4.50%, 1/15/2021	305,000	310,453
Dominion Energy Gas Holdings LLC, 2.80%, 11/15/2020	340,000	334,842
National Fuel Gas Co., 3.75%, 3/1/2023	250,000	245,121
ONE Gas, Inc., 4.66%, 2/1/2044	500,000	523,692

		1,414,108

Health Care Equipment & Supplies 0.5%
Abbott Laboratories, 2.55%, 3/15/2022	215,000	208,729
3.25%, 4/15/2023	200,000	198,413
3.88%, 9/15/2025(b)	90,000	90,583
3.75%, 11/30/2026	1,500,000	1,495,791
5.30%, 5/27/2040	500,000	554,882
4.90%, 11/30/2046	250,000	271,510
Baxter International, Inc., 2.60%, 8/15/2026	460,000	418,104
Becton Dickinson and Co., 3.13%, 11/8/2021	350,000	344,440
3.30%, 3/1/2023	100,000	97,473
3.73%, 12/15/2024	1,070,000	1,047,929
3.70%, 6/6/2027	500,000	478,119
Boston Scientific Corp., 6.00%, 1/15/2020	200,000	206,981
2.85%, 5/15/2020	500,000	496,406
3.85%, 5/15/2025	500,000	497,396
Danaher Corp., 3.35%, 9/15/2025(b)	250,000	245,746

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Health Care Equipment & Supplies (continued)
Koninklijke Philips NV, 5.00%, 3/15/2042	$250,000	$272,257
Medtronic, Inc., 3.15%, 3/15/2022	770,000	764,773
3.63%, 3/15/2024	275,000	276,327
4.38%, 3/15/2035	1,100,000	1,137,592
4.63%, 3/15/2045	750,000	794,349
Stryker Corp., 3.38%, 11/1/2025	160,000	153,818
3.50%, 3/15/2026	70,000	67,703
4.63%, 3/15/2046	500,000	504,327
Zimmer Biomet Holdings, Inc., 3.38%, 11/30/2021	200,000	197,666
4.25%, 8/15/2035	96,000	89,669

		10,910,983

Health Care Providers & Services 1.1%
Advocate Health & Hospitals Corp., 4.27%, 8/15/2048	57,000	57,358
Aetna, Inc., 2.80%, 6/15/2023	1,000,000	958,158
3.50%, 11/15/2024	500,000	489,007
6.63%, 6/15/2036	250,000	304,416
AmerisourceBergen Corp., 3.50%, 11/15/2021	250,000	249,760
4.30%, 12/15/2047	500,000	452,916
Anthem, Inc., 3.70%, 8/15/2021	100,000	100,665
4.10%, 3/1/2028(b)	750,000	738,683
4.63%, 5/15/2042	250,000	244,294
5.10%, 1/15/2044	300,000	310,969
4.65%, 8/15/2044	250,000	245,987
Cardinal Health, Inc., 3.20%, 6/15/2022	300,000	293,086
3.75%, 9/15/2025(b)	340,000	327,311
3.41%, 6/15/2027	500,000	461,462
Cigna Corp., 4.50%, 3/15/2021	300,000	306,123
3.25%, 4/15/2025	500,000	473,351
3.05%, 10/15/2027	750,000	675,818
CVS Health Corp., 3.35%, 3/9/2021	1,000,000	997,945
3.70%, 3/9/2023	750,000	746,075
3.38%, 8/12/2024	1,000,000	965,744
4.10%, 3/25/2025	500,000	498,661
4.30%, 3/25/2028	1,000,000	992,159
4.88%, 7/20/2035	500,000	502,430
4.78%, 3/25/2038	500,000	497,605
5.13%, 7/20/2045	500,000	514,018
5.05%, 3/25/2048	1,000,000	1,022,844
Duke University Health System, Inc., Series 2017, 3.92%, 6/1/2047(b)	345,000	332,905
Express Scripts Holding Co., 3.90%, 2/15/2022	150,000	150,844
3.05%, 11/30/2022	500,000	484,618
3.00%, 7/15/2023	500,000	481,461
3.50%, 6/15/2024(b)	500,000	486,509
4.80%, 7/15/2046	250,000	243,997
Halfmoon Parent, Inc., 4.90%, 12/15/2048(e)	1,000,000	992,777
Humana, Inc., 2.63%, 10/1/2019	500,000	497,988
3.15%, 12/1/2022	1,000,000	978,736
Johns Hopkins Health System Corp. (The), 3.84%, 5/15/2046	20,000	18,893
Kaiser Foundation Hospitals, 4.88%, 4/1/2042	250,000	276,065
Laboratory Corp. of America Holdings, 2.63%, 2/1/2020	500,000	496,856
3.75%, 8/23/2022	350,000	350,367
McKesson Corp., 3.95%, 2/16/2028(b)	250,000	241,402
Medco Health Solutions, Inc., 4.13%, 9/15/2020	300,000	303,707
Mount Sinai Hospitals Group, Inc., Series 2017, 3.98%, 7/1/2048	33,000	30,989
Northwell Healthcare, Inc., 4.26%, 11/1/2047	35,000	33,271
Partners Healthcare System, Inc., Series 2017, 3.77%, 7/1/2048	43,000	39,009
Providence St Joseph Health Obligated Group, Series A, 3.93%, 10/1/2048	38,000	35,428
Quest Diagnostics, Inc., 4.70%, 4/1/2021	500,000	514,346
3.50%, 3/30/2025	370,000	356,766
Stanford Health Care, Series 2018, 3.80%, 11/15/2048	30,000	28,393
Sutter Health, Series 2018, 3.70%, 8/15/2028	40,000	39,274
Series 2018, 4.09%, 8/15/2048	50,000	47,497
UnitedHealth Group, Inc., 2.70%, 7/15/2020	1,500,000	1,490,571
3.38%, 4/15/2027	500,000	485,742
2.95%, 10/15/2027	500,000	468,333
4.63%, 7/15/2035	105,000	111,772
5.80%, 3/15/2036	708,000	843,411
3.95%, 10/15/2042	250,000	238,429
4.75%, 7/15/2045	250,000	267,549

		24,794,750

Hotels, Restaurants & Leisure 0.2%
Carnival Corp., 3.95%, 10/15/2020	500,000	507,157
Hyatt Hotels Corp., 5.38%, 8/15/2021	150,000	156,427
McDonald’s Corp., 2.20%, 5/26/2020	750,000	739,438
3.70%, 1/30/2026(b)	250,000	247,713
3.80%, 4/1/2028	500,000	493,035
4.70%, 12/9/2035	400,000	415,795
4.88%, 7/15/2040	250,000	259,739
4.88%, 12/9/2045	250,000	261,446
Starbucks Corp., 3.50%, 3/1/2028(b)	750,000	720,107

		3,800,857

Household Durables 0.1%
Newell Brands, Inc., 4.20%, 4/1/2026(b)	600,000	570,665
5.50%, 4/1/2046	350,000	333,451
Whirlpool Corp., 3.70%, 5/1/2025	500,000	481,573

		1,385,689

Household Products 0.2%
Clorox Co. (The), 3.80%, 11/15/2021	500,000	507,108
Colgate-Palmolive Co., 2.45%, 11/15/2021	150,000	147,211
Kimberly-Clark Corp., 2.40%, 6/1/2023	500,000	476,963
2.65%, 3/1/2025(b)	105,000	98,585
6.63%, 8/1/2037	130,000	170,746
3.20%, 7/30/2046	415,000	352,360
Procter & Gamble Co. (The), 1.90%, 10/23/2020	500,000	489,269
2.15%, 8/11/2022	1,000,000	962,580
2.85%, 8/11/2027(b)	500,000	471,841
3.50%, 10/25/2047(b)	250,000	232,227

		3,908,890

Independent Power and Renewable Electricity Producers 0.1%
Exelon Generation Co. LLC, 2.95%, 1/15/2020	500,000	498,614
Oglethorpe Power Corp., 5.25%, 9/1/2050	200,000	213,109

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Independent Power and Renewable Electricity Producers (continued)
PSEG Power LLC, 5.13%, 4/15/2020	$250,000	$255,783
Southern Power Co., Series E, 2.50%, 12/15/2021	500,000	483,985

		1,451,491

Industrial Conglomerates 0.3%
3M Co., 3.00%, 8/7/2025	400,000	389,926
5.70%, 3/15/2037	415,000	500,637
General Electric Co., 2.20%, 1/9/2020	1,144,000	1,131,888
5.30%, 2/11/2021	101,000	105,246
4.65%, 10/17/2021	2,086,000	2,153,964
2.70%, 10/9/2022(b)	500,000	482,484
3.10%, 1/9/2023(b)	144,000	141,022
3.38%, 3/11/2024(b)	500,000	491,537
3.45%, 5/15/2024	144,000	141,791
6.75%, 3/15/2032	323,000	390,598
6.15%, 8/7/2037	201,000	230,219
5.88%, 1/14/2038	144,000	160,740
4.13%, 10/9/2042	600,000	535,156
Honeywell International, Inc., 4.25%, 3/1/2021	500,000	514,144
2.50%, 11/1/2026	500,000	462,766

		7,832,118

Insurance 0.6%
Alleghany Corp., 4.95%, 6/27/2022	400,000	416,030
Allstate Corp. (The), 4.50%, 6/15/2043	250,000	254,336
(ICE LIBOR USD 3 Month + 2.12%), 6.50%, 5/15/2057(d)	195,000	216,450
American International Group, Inc., 3.30%, 3/1/2021	135,000	134,721
3.90%, 4/1/2026	475,000	464,369
3.88%, 1/15/2035(b)	500,000	453,819
4.80%, 7/10/2045	150,000	148,443
4.38%, 1/15/2055	250,000	220,654
Aon Corp., 5.00%, 9/30/2020(b)	500,000	514,712
Aon plc, 3.88%, 12/15/2025	195,000	193,121
4.60%, 6/14/2044	250,000	242,663
Arch Capital Finance LLC, 5.03%, 12/15/2046	250,000	261,230
Berkshire Hathaway Finance Corp., 4.30%, 5/15/2043	250,000	252,679
Brighthouse Financial, Inc., 3.70%, 6/22/2027	500,000	443,870
Chubb Corp. (The), 6.00%, 5/11/2037	165,000	199,667
Chubb INA Holdings, Inc., 2.70%, 3/13/2023	500,000	483,394
3.35%, 5/3/2026	90,000	87,482
4.35%, 11/3/2045	500,000	510,621
CNA Financial Corp., 5.75%, 8/15/2021	500,000	529,122
Hartford Financial Services Group, Inc. (The), 5.13%, 4/15/2022	100,000	104,877
6.10%, 10/1/2041	309,000	362,408
Lincoln National Corp., 4.85%, 6/24/2021	100,000	102,989
6.15%, 4/7/2036	440,000	501,908
Loews Corp., 4.13%, 5/15/2043(b)	400,000	373,863
Manulife Financial Corp., (USD ICE Swap Rate 5 Year + 1.65%), 4.06%, 2/24/2032(d)	500,000	476,463
Marsh & McLennan Cos., Inc., 4.80%, 7/15/2021	600,000	618,982
4.20%, 3/1/2048(b)	500,000	471,693
MetLife, Inc., 3.60%, 11/13/2025(b)	500,000	497,972
5.70%, 6/15/2035	159,000	182,428
6.40%, 12/15/2036	500,000	530,000
4.88%, 11/13/2043	500,000	525,779
4.60%, 5/13/2046(b)	165,000	167,768
Nationwide Financial Services, Inc., 6.75%, 5/15/2037(f)	105,000	114,450
Principal Financial Group, Inc., 3.40%, 5/15/2025	500,000	484,559
Progressive Corp. (The), 3.75%, 8/23/2021	200,000	201,576
6.25%, 12/1/2032	162,000	195,239
3.70%, 1/26/2045	250,000	224,802
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 3.92%), 5.62%, 6/15/2043(d)	250,000	260,625
4.60%, 5/15/2044	500,000	503,364
3.91%, 12/7/2047	186,000	167,333
3.94%, 12/7/2049	605,000	545,386
Reinsurance Group of America, Inc., 5.00%, 6/1/2021	100,000	103,749
Travelers Cos., Inc. (The), 5.35%, 11/1/2040	250,000	285,415
Travelers Property Casualty Corp., 6.38%, 3/15/2033	192,000	237,873
Willis Towers Watson plc, 5.75%, 3/15/2021	100,000	104,827
XLIT Ltd., 4.45%, 3/31/2025	750,000	743,013

		15,116,724

Interactive Media & Services 0.0%†
Alphabet, Inc., 3.38%, 2/25/2024	750,000	754,608

Internet & Direct Marketing Retail 0.2%
Alibaba Group Holding Ltd., 3.13%, 11/28/2021	275,000	271,762
3.40%, 12/6/2027	500,000	466,047
4.50%, 11/28/2034(b)	500,000	490,487
4.20%, 12/6/2047(b)	500,000	456,103
Amazon.com, Inc., 3.30%, 12/5/2021(b)	500,000	501,248
2.80%, 8/22/2024	250,000	241,205
3.15%, 8/22/2027(b)	500,000	479,078
4.80%, 12/5/2034	500,000	545,454
3.88%, 8/22/2037	350,000	342,668
4.05%, 8/22/2047	500,000	492,534
4.25%, 8/22/2057	250,000	249,883
eBay, Inc., 3.25%, 10/15/2020	200,000	199,232
3.80%, 3/9/2022	285,000	287,099
Expedia Group, Inc., 5.95%, 8/15/2020	100,000	104,519
QVC, Inc., 4.38%, 3/15/2023	350,000	345,706

		5,473,025

IT Services 0.3%
Broadridge Financial Solutions, Inc., 3.40%, 6/27/2026	215,000	203,729
Fidelity National Information Services, Inc., 3.50%, 4/15/2023	150,000	148,241
5.00%, 10/15/2025	350,000	368,525
3.00%, 8/15/2026	750,000	693,023
Fiserv, Inc., 2.70%, 6/1/2020	750,000	743,373
4.75%, 6/15/2021	200,000	206,255
International Business Machines Corp., 1.63%, 5/15/2020	500,000	489,597
2.90%, 11/1/2021(b)	200,000	197,052
5.88%, 11/29/2032	433,000	514,186
4.00%, 6/20/2042	600,000	582,828

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
IT Services (continued)
Mastercard, Inc., 3.80%, 11/21/2046	$250,000	$239,519
Visa, Inc., 2.20%, 12/14/2020	500,000	491,348
2.80%, 12/14/2022	250,000	245,039
3.15%, 12/14/2025	135,000	130,899
4.30%, 12/14/2045	750,000	775,494
Western Union Co. (The), 6.20%, 11/17/2036	300,000	305,207

		6,334,315

Life Sciences Tools & Services 0.1%
Agilent Technologies, Inc., 3.88%, 7/15/2023	250,000	249,352
Bio-Rad Laboratories, Inc., 4.88%, 12/15/2020	150,000	154,015
PerkinElmer, Inc., 5.00%, 11/15/2021	150,000	154,840
Thermo Fisher Scientific, Inc., 3.60%, 8/15/2021	250,000	250,822
4.15%, 2/1/2024	1,000,000	1,018,608

		1,827,637

Machinery 0.2%
Caterpillar, Inc., 3.90%, 5/27/2021	500,000	509,090
2.60%, 6/26/2022	350,000	340,772
6.05%, 8/15/2036	177,000	215,052
Deere & Co., 8.10%, 5/15/2030	500,000	671,076
3.90%, 6/9/2042	250,000	243,923
Dover Corp., 5.38%, 3/1/2041	100,000	110,306
Flowserve Corp., 3.50%, 9/15/2022	100,000	97,197
IDEX Corp., 4.20%, 12/15/2021	300,000	302,723
Illinois Tool Works, Inc., 4.88%, 9/15/2041	200,000	219,027
Parker-Hannifin Corp., 4.20%, 11/21/2034	500,000	500,624
Stanley Black & Decker, Inc., 2.90%, 11/1/2022	500,000	489,056

		3,698,846

Media 0.6%
CBS Corp., 5.50%, 5/15/2033	118,000	123,858
4.85%, 7/1/2042	100,000	96,845
4.60%, 1/15/2045	500,000	472,304
Charter Communications Operating LLC, 3.58%, 7/23/2020	1,000,000	1,000,565
4.46%, 7/23/2022	1,000,000	1,016,743
4.91%, 7/23/2025	1,410,000	1,431,753
6.38%, 10/23/2035	500,000	537,749
6.48%, 10/23/2045	250,000	268,746
5.38%, 5/1/2047	250,000	236,876
Comcast Cable Communications Holdings, Inc., 9.46%, 11/15/2022	118,000	143,825
Comcast Corp., 2.85%, 1/15/2023	500,000	484,997
3.60%, 3/1/2024	500,000	496,239
3.15%, 2/15/2028(b)	500,000	463,645
4.25%, 1/15/2033	250,000	245,079
7.05%, 3/15/2033	295,000	366,478
4.40%, 8/15/2035	500,000	490,609
6.50%, 11/15/2035	100,000	120,674
3.90%, 3/1/2038(b)	250,000	229,136
3.40%, 7/15/2046	250,000	202,276
3.97%, 11/1/2047	743,000	663,132
4.00%, 11/1/2049	863,000	768,020
Discovery Communications LLC, 2.80%, 6/15/2020(e)	500,000	494,921
3.30%, 5/15/2022	350,000	342,927
3.45%, 3/15/2025	270,000	256,471
4.90%, 3/11/2026(b)	115,000	118,029
3.95%, 3/20/2028	500,000	474,976
5.00%, 9/20/2037	250,000	243,770
4.88%, 4/1/2043	200,000	187,406
Grupo Televisa SAB, 6.63%, 1/15/2040	250,000	283,200
5.00%, 5/13/2045	250,000	233,533
Omnicom Group, Inc., 4.45%, 8/15/2020	150,000	153,053
3.63%, 5/1/2022	50,000	49,717
Time Warner Cable LLC, 6.75%, 6/15/2039	900,000	981,536
5.88%, 11/15/2040	250,000	252,403
WPP Finance 2010, 4.75%, 11/21/2021	400,000	409,655
3.75%, 9/19/2024	550,000	530,730

		14,871,876

Metals & Mining 0.2%
Barrick Gold Corp., 5.25%, 4/1/2042	150,000	156,209
Barrick North America Finance LLC, 5.75%, 5/1/2043	250,000	277,550
BHP Billiton Finance USA Ltd., 6.42%, 3/1/2026	80,000	92,009
5.00%, 9/30/2043	500,000	555,049
Newmont Mining Corp., 5.88%, 4/1/2035	236,000	261,281
4.88%, 3/15/2042	150,000	146,014
Nucor Corp., 4.00%, 8/1/2023	500,000	509,828
Reliance Steel & Aluminum Co., 4.50%, 4/15/2023	250,000	253,786
Rio Tinto Alcan, Inc., 5.75%, 6/1/2035	206,000	238,493
Rio Tinto Finance USA plc, 4.13%, 8/21/2042(b)	250,000	244,660
Southern Copper Corp., 3.88%, 4/23/2025(b)	750,000	729,572
6.75%, 4/16/2040	250,000	295,937
5.88%, 4/23/2045	230,000	251,097
Vale Overseas Ltd., 4.38%, 1/11/2022	238,000	239,785
6.88%, 11/21/2036	944,000	1,096,173

		5,347,443

Multiline Retail 0.1%
Dollar General Corp., 3.25%, 4/15/2023	250,000	244,080
Macy’s Retail Holdings, Inc., 6.90%, 4/1/2029	75,000	79,371
Nordstrom, Inc., 4.00%, 10/15/2021	500,000	507,641
5.00%, 1/15/2044(b)	250,000	230,546
Target Corp., 2.50%, 4/15/2026(b)	1,500,000	1,388,502
4.00%, 7/1/2042	350,000	336,312

		2,786,452

Multi-Utilities 0.4%
Ameren Illinois Co., 2.70%, 9/1/2022	450,000	437,787
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	500,000	541,826
CMS Energy Corp., 4.70%, 3/31/2043	300,000	303,469
Consolidated Edison Co. of New York, Inc., 3.95%, 3/1/2043(b)	500,000	478,506
4.50%, 12/1/2045	500,000	510,927
Delmarva Power & Light Co., 3.50%, 11/15/2023	1,000,000	994,968

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)
	Principal Amount	Value
Multi-Utilities (continued)
Dominion Energy, Inc., 3.63%, 12/1/2024	$350,000	$342,105
Series E, 6.30%, 3/15/2033	10,000	11,605
Series B, 5.95%, 6/15/2035	251,000	281,832
Series C, 4.90%, 8/1/2041	700,000	717,526
NiSource, Inc., 5.95%, 6/15/2041	450,000	514,081
4.80%, 2/15/2044	250,000	253,047
Puget Energy, Inc., 3.65%, 5/15/2025	250,000	241,186
Puget Sound Energy, Inc., 5.64%, 4/15/2041	500,000	597,937
San Diego Gas & Electric Co., 4.15%, 5/15/2048	1,000,000	979,970
Sempra Energy, 4.05%, 12/1/2023	150,000	150,855
6.00%, 10/15/2039	220,000	252,926
Southern Co. Gas Capital Corp., 4.40%, 6/1/2043	250,000	240,216
WEC Energy Group, Inc., 3.55%, 6/15/2025	500,000	490,916

		8,341,685

Oil, Gas & Consumable Fuels 2.7%
Anadarko Finance Co., Series B, 7.50%, 5/1/2031	298,000	365,577
Anadarko Petroleum Corp., 3.45%, 7/15/2024(b)	500,000	481,308
5.55%, 3/15/2026	500,000	530,545
6.45%, 9/15/2036(b)	281,000	320,643
Andeavor Logistics LP, 4.25%, 12/1/2027	750,000	732,819
Apache Corp., 3.63%, 2/1/2021	307,000	306,749
5.10%, 9/1/2040	100,000	98,904
4.75%, 4/15/2043	500,000	472,417
BP Capital Markets plc, 2.32%, 2/13/2020	500,000	495,531
4.50%, 10/1/2020	200,000	205,022
3.56%, 11/1/2021	250,000	251,642
3.06%, 3/17/2022	420,000	414,916
3.54%, 11/4/2024	250,000	248,563
3.72%, 11/28/2028(b)	500,000	495,019
Buckeye Partners LP, 4.88%, 2/1/2021	250,000	254,513
4.15%, 7/1/2023(b)	250,000	246,409
Canadian Natural Resources Ltd., 3.90%, 2/1/2025	500,000	493,567
6.25%, 3/15/2038	340,000	401,285
Cenovus Energy, Inc., 4.25%, 4/15/2027	1,000,000	966,650
5.25%, 6/15/2037	250,000	247,209
Chevron Corp., 2.19%, 11/15/2019	105,000	104,253
1.96%, 3/3/2020	1,000,000	987,157
2.95%, 5/16/2026	500,000	477,477
CNOOC Finance 2013 Ltd., 3.00%, 5/9/2023	750,000	718,724
CNOOC Finance 2015 USA LLC, 3.50%, 5/5/2025	500,000	479,383
Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	500,000	499,170
Concho Resources, Inc., 3.75%, 10/1/2027	500,000	477,249
ConocoPhillips, 5.90%, 10/15/2032	177,000	208,036
6.50%, 2/1/2039(b)	400,000	519,270
ConocoPhillips Co., 4.30%, 11/15/2044	155,000	159,339
ConocoPhillips Holding Co., 6.95%, 4/15/2029	250,000	312,165
Devon Energy Corp., 3.25%, 5/15/2022(b)	500,000	491,214
4.75%, 5/15/2042	500,000	477,267
Ecopetrol SA, 5.88%, 5/28/2045	600,000	593,400
El Paso Natural Gas Co. LLC, 8.37%, 6/15/2032(c)	250,000	315,615
Enable Midstream Partners LP, 5.00%, 5/15/2044(c)	350,000	315,052
Enbridge Energy Partners LP, 4.20%, 9/15/2021	700,000	708,400
5.88%, 10/15/2025	250,000	275,281
Enbridge, Inc., 4.25%, 12/1/2026	500,000	503,173
3.70%, 7/15/2027(b)	500,000	482,873
Encana Corp., 6.50%, 2/1/2038	500,000	586,017
Energy Transfer Partners LP, 4.65%, 6/1/2021	200,000	204,808
5.20%, 2/1/2022(b)	500,000	519,173
5.88%, 3/1/2022	500,000	529,056
3.60%, 2/1/2023	500,000	491,382
4.90%, 2/1/2024	250,000	257,672
4.05%, 3/15/2025	500,000	489,429
4.75%, 1/15/2026	250,000	252,584
6.05%, 6/1/2041	75,000	78,481
5.30%, 4/15/2047	500,000	484,421
Enterprise Products Operating LLC, 4.05%, 2/15/2022	250,000	253,627
3.90%, 2/15/2024	750,000	756,739
6.13%, 10/15/2039	285,000	333,452
6.45%, 9/1/2040(b)	250,000	305,107
4.45%, 2/15/2043	500,000	484,783
4.85%, 3/15/2044	200,000	203,832
4.25%, 2/15/2048	250,000	235,340
EOG Resources, Inc., 2.45%, 4/1/2020(b)	500,000	495,215
4.10%, 2/1/2021	400,000	406,671
EQT Corp., 4.88%, 11/15/2021	250,000	256,617
Equinor ASA, 3.70%, 3/1/2024	500,000	504,196
3.25%, 11/10/2024	500,000	491,336
3.95%, 5/15/2043	400,000	389,670
Exxon Mobil Corp., 1.91%, 3/6/2020	500,000	494,006
3.18%, 3/15/2024(b)	500,000	495,638
2.71%, 3/6/2025	500,000	478,088
3.04%, 3/1/2026(b)	235,000	227,942
4.11%, 3/1/2046(b)	750,000	760,295
Hess Corp., 4.30%, 4/1/2027	500,000	484,840
7.30%, 8/15/2031	164,000	189,419
5.60%, 2/15/2041	250,000	253,844
Husky Energy, Inc., 3.95%, 4/15/2022	600,000	604,969
Kinder Morgan Energy Partners LP, 3.50%, 3/1/2021	625,000	626,795
5.80%, 3/1/2021	200,000	210,208
4.25%, 9/1/2024	250,000	251,985
5.80%, 3/15/2035	206,000	224,983
6.38%, 3/1/2041	250,000	285,017
5.00%, 8/15/2042	350,000	343,121
Kinder Morgan, Inc., 4.30%, 6/1/2025	160,000	161,333
5.30%, 12/1/2034	900,000	931,041
5.05%, 2/15/2046	250,000	250,131
Magellan Midstream Partners LP, 4.25%, 9/15/2046	500,000	466,498
Marathon Oil Corp., 2.80%, 11/1/2022	250,000	240,281
3.85%, 6/1/2025	500,000	488,776
6.80%, 3/15/2032(b)	118,000	138,924
Marathon Petroleum Corp., 5.13%, 3/1/2021	600,000	622,399
3.63%, 9/15/2024	250,000	246,703
6.50%, 3/1/2041	250,000	292,542
MPLX LP, 4.50%, 7/15/2023	500,000	512,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
MPLX LP, (continued) 4.88%, 12/1/2024	$250,000	$259,381
4.88%, 6/1/2025	250,000	258,185
4.00%, 3/15/2028	500,000	480,909
4.50%, 4/15/2038	250,000	235,624
4.70%, 4/15/2048	250,000	232,974
Nexen Energy ULC, 5.88%, 3/10/2035	133,000	151,539
6.40%, 5/15/2037	350,000	423,414
Noble Energy, Inc., 4.15%, 12/15/2021	600,000	607,314
3.85%, 1/15/2028(b)	250,000	236,142
5.25%, 11/15/2043	150,000	147,949
4.95%, 8/15/2047	250,000	239,412
Occidental Petroleum Corp., 3.13%, 2/15/2022	350,000	346,535
2.70%, 2/15/2023	200,000	193,412
3.40%, 4/15/2026	775,000	757,707
3.00%, 2/15/2027	250,000	237,517
ONEOK Partners LP, 3.38%, 10/1/2022(b)	500,000	492,408
4.90%, 3/15/2025	500,000	518,977
6.13%, 2/1/2041	100,000	110,039
ONEOK, Inc., 4.00%, 7/13/2027(b)	500,000	483,480
Petro-Canada, 5.95%, 5/15/2035(b)	271,000	312,129
Petroleos Mexicanos, 5.50%, 1/21/2021	275,000	283,775
4.88%, 1/24/2022	250,000	252,875
3.50%, 1/30/2023(b)	500,000	474,000
4.50%, 1/23/2026	1,250,000	1,168,750
6.50%, 3/13/2027(b)	1,750,000	1,787,625
6.63%, 6/15/2035	1,074,000	1,067,019
6.38%, 1/23/2045	500,000	463,000
5.63%, 1/23/2046	500,000	424,450
6.35%, 2/12/2048(e)	500,000	458,000
Phillips 66, 4.65%, 11/15/2034	500,000	507,087
5.88%, 5/1/2042	382,000	439,553
Phillips 66 Partners LP, 3.61%, 2/15/2025	500,000	482,244
Pioneer Natural Resources Co., 3.95%, 7/15/2022	450,000	453,690
Plains All American Pipeline LP, 4.65%, 10/15/2025(b)	500,000	505,220
5.15%, 6/1/2042	450,000	424,157
Sabine Pass Liquefaction LLC, 5.00%, 3/15/2027	1,000,000	1,027,190
Spectra Energy Partners LP, 3.50%, 3/15/2025(b)	500,000	481,745
Suncor Energy, Inc., 3.60%, 12/1/2024	235,000	232,508
6.50%, 6/15/2038	500,000	617,756
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/2023	250,000	244,066
5.35%, 5/15/2045	500,000	487,518
Total Capital Canada Ltd., 2.75%, 7/15/2023	750,000	725,693
Total Capital International SA, 2.88%, 2/17/2022	500,000	492,827
TransCanada PipeLines Ltd., 3.80%, 10/1/2020	250,000	252,506
4.88%, 1/15/2026	285,000	298,115
4.63%, 3/1/2034	250,000	250,907
5.85%, 3/15/2036	750,000	848,160
Valero Energy Corp., 7.50%, 4/15/2032	118,000	150,274
6.63%, 6/15/2037	455,000	550,095
Western Gas Partners LP, 4.65%, 7/1/2026	500,000	490,094
Williams Cos., Inc. (The), 5.25%, 3/15/2020	500,000	513,137
4.00%, 9/15/2025	500,000	491,968
6.30%, 4/15/2040	150,000	169,575
5.80%, 11/15/2043	250,000	269,934
4.90%, 1/15/2045	350,000	340,501

		61,276,866

Paper & Forest Products 0.0%†
Georgia-Pacific LLC, 8.88%, 5/15/2031	250,000	363,457

Pharmaceuticals 0.9%
Allergan Finance LLC, 3.25%, 10/1/2022	200,000	196,365
Allergan Funding SCS, 3.00%, 3/12/2020	750,000	749,070
3.45%, 3/15/2022	1,060,000	1,052,896
3.85%, 6/15/2024	325,000	321,456
3.80%, 3/15/2025	1,000,000	979,244
4.55%, 3/15/2035(b)	195,000	189,678
4.75%, 3/15/2045	168,000	163,337
AstraZeneca plc, 3.38%, 11/16/2025	1,000,000	967,243
6.45%, 9/15/2037	200,000	251,077
4.00%, 9/18/2042	250,000	235,474
Bristol-Myers Squibb Co., 2.00%, 8/1/2022	700,000	668,924
3.25%, 8/1/2042(b)	250,000	214,680
Eli Lilly & Co., 2.75%, 6/1/2025	95,000	90,880
3.70%, 3/1/2045	500,000	471,900
GlaxoSmithKline Capital plc, 2.85%, 5/8/2022	250,000	245,795
GlaxoSmithKline Capital, Inc., 5.38%, 4/15/2034(b)	201,000	231,054
4.20%, 3/18/2043	300,000	299,626
Johnson & Johnson, 2.95%, 9/1/2020	200,000	200,789
2.45%, 12/5/2021(b)	500,000	491,458
2.45%, 3/1/2026	650,000	607,737
4.95%, 5/15/2033	663,000	747,639
3.63%, 3/3/2037	1,000,000	962,168
Merck & Co., Inc., 2.75%, 2/10/2025	220,000	211,185
3.60%, 9/15/2042	500,000	471,737
4.15%, 5/18/2043	500,000	511,413
Mylan NV, 3.95%, 6/15/2026(b)	1,000,000	945,929
Novartis Capital Corp., 1.80%, 2/14/2020	750,000	739,225
2.40%, 5/17/2022	500,000	485,113
2.40%, 9/21/2022	500,000	483,231
3.40%, 5/6/2024	1,000,000	1,001,365
3.00%, 11/20/2025	500,000	480,911
Pfizer, Inc., 2.20%, 12/15/2021	1,000,000	972,595
3.40%, 5/15/2024	1,000,000	999,983
3.00%, 12/15/2026(b)	500,000	480,026
7.20%, 3/15/2039	525,000	723,508
Pharmacia LLC, 6.60%, 12/1/2028(c)	177,000	215,166
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	1,125,000	1,036,818
Wyeth LLC, 6.50%, 2/1/2034	206,000	258,103
Zoetis, Inc., 3.25%, 2/1/2023	600,000	589,641
4.50%, 11/13/2025	230,000	237,515

		21,181,954

Professional Services 0.0%†
Verisk Analytics, Inc., 4.00%, 6/15/2025	250,000	246,938

Real Estate Management & Development 0.0%†
CBRE Services, Inc., 4.88%, 3/1/2026	500,000	509,873

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Road & Rail 0.5%
Burlington Northern Santa Fe LLC, 3.05%, 9/1/2022	$350,000	$346,336
3.00%, 3/15/2023(b)	500,000	491,617
3.85%, 9/1/2023	650,000	663,619
3.75%, 4/1/2024	500,000	505,642
3.65%, 9/1/2025	750,000	753,448
3.25%, 6/15/2027(b)	500,000	488,141
7.95%, 8/15/2030	206,000	280,405
4.55%, 9/1/2044	250,000	260,145
4.70%, 9/1/2045	250,000	265,270
Canadian National Railway Co., 6.90%, 7/15/2028	242,000	298,501
6.20%, 6/1/2036	236,000	288,830
Canadian Pacific Railway Co., 4.50%, 1/15/2022	350,000	360,404
2.90%, 2/1/2025	500,000	475,352
6.13%, 9/15/2115	250,000	295,285
CSX Corp., 3.70%, 10/30/2020	300,000	302,971
5.50%, 4/15/2041	150,000	167,682
4.10%, 3/15/2044	250,000	236,013
4.30%, 3/1/2048(b)	250,000	244,735
3.95%, 5/1/2050	350,000	316,123
Norfolk Southern Corp., 3.25%, 12/1/2021	250,000	249,237
3.00%, 4/1/2022	500,000	491,989
5.59%, 5/17/2025	84,000	91,451
4.45%, 6/15/2045	500,000	501,447
Ryder System, Inc., 2.50%, 5/11/2020	205,000	202,510
Union Pacific Corp., 2.75%, 4/15/2023	750,000	726,261
3.25%, 8/15/2025	500,000	485,037
3.60%, 9/15/2037	500,000	457,916
4.05%, 11/15/2045	220,000	208,862
4.05%, 3/1/2046	340,000	319,782

		10,775,011

Semiconductors & Semiconductor Equipment 0.4%
Applied Materials, Inc., 4.30%, 6/15/2021	400,000	411,287
5.10%, 10/1/2035	250,000	274,370
Broadcom Corp., 3.00%, 1/15/2022	1,000,000	974,260
3.63%, 1/15/2024	1,000,000	971,589
Intel Corp., 3.70%, 7/29/2025	500,000	503,351
4.10%, 5/11/2047	500,000	495,864
3.73%, 12/8/2047	743,000	692,390
KLA-Tencor Corp., 4.65%, 11/1/2024	215,000	220,311
Lam Research Corp., 3.80%, 3/15/2025	255,000	253,160
Maxim Integrated Products, Inc., 3.38%, 3/15/2023	350,000	343,448
QUALCOMM, Inc., 2.25%, 5/20/2020	1,000,000	986,912
2.60%, 1/30/2023	70,000	67,291
2.90%, 5/20/2024	1,000,000	957,136
3.25%, 5/20/2027(b)	250,000	235,281
4.65%, 5/20/2035	500,000	507,746
Texas Instruments, Inc., 1.75%, 5/1/2020	500,000	491,057

		8,385,453

Software 0.7%
Adobe Systems, Inc., 3.25%, 2/1/2025	135,000	131,903
CA, Inc., 4.50%, 8/15/2023	410,000	412,075
Microsoft Corp., 1.85%, 2/6/2020	1,000,000	987,870
3.00%, 10/1/2020	500,000	502,785
2.65%, 11/3/2022	500,000	489,799
2.00%, 8/8/2023	1,000,000	945,168
3.63%, 12/15/2023(b)	400,000	406,232
2.88%, 2/6/2024	365,000	356,826
2.70%, 2/12/2025(b)	500,000	479,496
3.13%, 11/3/2025	500,000	489,430
2.40%, 8/8/2026	465,000	428,755
3.50%, 2/12/2035	325,000	313,500
3.45%, 8/8/2036	500,000	476,718
4.10%, 2/6/2037	500,000	516,473
4.50%, 10/1/2040	300,000	323,026
3.75%, 2/12/2045	750,000	726,876
4.45%, 11/3/2045	350,000	374,804
3.70%, 8/8/2046	500,000	478,239
4.25%, 2/6/2047	750,000	787,512
Oracle Corp., 2.80%, 7/8/2021(b)	1,000,000	992,149
1.90%, 9/15/2021	2,000,000	1,931,050
2.50%, 10/15/2022	500,000	485,136
2.65%, 7/15/2026	490,000	454,783
3.25%, 5/15/2030(b)	500,000	471,664
5.38%, 7/15/2040	350,000	398,402
4.50%, 7/8/2044	750,000	769,171
4.00%, 7/15/2046	750,000	714,753
4.00%, 11/15/2047	500,000	474,787

		16,319,382

Specialty Retail 0.2%
AutoZone, Inc., 4.00%, 11/15/2020	500,000	506,080
3.25%, 4/15/2025	325,000	306,634
Bed Bath & Beyond, Inc., 3.75%, 8/1/2024(b)	250,000	217,912
Home Depot, Inc. (The), 2.70%, 4/1/2023	500,000	488,385
3.35%, 9/15/2025	85,000	84,016
2.80%, 9/14/2027(b)	750,000	699,659
5.88%, 12/16/2036	300,000	365,141
5.95%, 4/1/2041	150,000	186,742
4.20%, 4/1/2043	250,000	251,848
4.40%, 3/15/2045	500,000	519,623
Lowe’s Cos., Inc., 3.13%, 9/15/2024	400,000	391,218
3.10%, 5/3/2027(b)	1,000,000	954,336
6.50%, 3/15/2029	236,000	284,892
5.80%, 10/15/2036	300,000	351,437
5.00%, 9/15/2043	250,000	267,245

		5,875,168

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 1.55%, 2/7/2020	750,000	737,456
2.00%, 5/6/2020(b)	750,000	739,517
1.55%, 8/4/2021	1,000,000	959,255
2.50%, 2/9/2025	595,000	562,342
3.25%, 2/23/2026	1,130,000	1,104,521
2.45%, 8/4/2026(b)	625,000	576,368
3.35%, 2/9/2027	1,000,000	978,221
3.85%, 5/4/2043	750,000	721,902
4.38%, 5/13/2045	355,000	369,110
4.65%, 2/23/2046	460,000	496,956
4.25%, 2/9/2047	500,000	510,231
Dell International LLC, 4.42%, 6/15/2021(e)	500,000	507,538
6.02%, 6/15/2026(e)	975,000	1,042,112
8.35%, 7/15/2046(e)	500,000	622,377
Hewlett Packard Enterprise Co., 3.60%, 10/15/2020	750,000	753,053
4.90%, 10/15/2025(c)	500,000	513,971
6.35%, 10/15/2045(c)	250,000	256,908
HP, Inc., 3.75%, 12/1/2020	291,000	293,552
6.00%, 9/15/2041	500,000	508,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Corporate Bonds (continued)

	Principal Amount	Value
Technology Hardware, Storage & Peripherals (continued)
NetApp, Inc., 3.38%, 6/15/2021	$210,000	$209,237
Seagate HDD Cayman, 5.75%, 12/1/2034	175,000	158,442
Xerox Corp., 4.50%, 5/15/2021(b)	250,000	251,170

		12,872,668

Textiles, Apparel & Luxury Goods 0.0%†
Cintas Corp. No. 2, 4.30%, 6/1/2021	125,000	127,960
NIKE, Inc., 3.88%, 11/1/2045	250,000	241,083
VF Corp., 3.50%, 9/1/2021	200,000	200,365

		569,408

Thrifts & Mortgage Finance 0.0%†
BPCE SA, 4.00%, 4/15/2024	475,000	476,663

Tobacco 0.3%
Altria Group, Inc., 2.63%, 1/14/2020	350,000	347,998
4.25%, 8/9/2042	250,000	231,951
4.50%, 5/2/2043	450,000	434,668
5.38%, 1/31/2044	170,000	182,824
BAT Capital Corp., 3.22%, 8/15/2024(e)	500,000	476,569
3.56%, 8/15/2027(e)	500,000	465,624
4.39%, 8/15/2037(e)	500,000	465,166
4.54%, 8/15/2047(b)(e)	500,000	460,591
Philip Morris International, Inc., 2.63%, 3/6/2023	1,000,000	958,905
6.38%, 5/16/2038	460,000	553,673
3.88%, 8/21/2042	250,000	224,410
Reynolds American, Inc., 4.45%, 6/12/2025	1,500,000	1,511,055
5.70%, 8/15/2035	120,000	128,166

		6,441,600

Trading Companies & Distributors 0.1%
Air Lease Corp., 3.25%, 3/1/2025(b)	1,000,000	934,747
Aircastle Ltd., 5.00%, 4/1/2023	100,000	102,704
4.13%, 5/1/2024	300,000	295,075
GATX Corp., 3.25%, 9/15/2026	500,000	460,187
WW Grainger, Inc., 3.75%, 5/15/2046	250,000	227,121

		2,019,834

Water Utilities 0.0%†
American Water Capital Corp., 4.30%, 9/1/2045	500,000	490,318

Wireless Telecommunication Services 0.2%
America Movil SAB de CV, 5.00%, 3/30/2020	500,000	512,100
3.13%, 7/16/2022	750,000	734,393
6.38%, 3/1/2035(b)	177,000	209,952
6.13%, 3/30/2040	350,000	413,816
Rogers Communications, Inc., 3.00%, 3/15/2023(b)	600,000	582,132
5.00%, 3/15/2044	250,000	261,655
Vodafone Group plc, 2.95%, 2/19/2023	250,000	241,119
4.38%, 5/30/2028	1,000,000	985,227
7.88%, 2/15/2030	206,000	256,074
4.38%, 2/19/2043	500,000	449,643
5.25%, 5/30/2048(b)	500,000	501,996

		5,148,107

Total Corporate Bonds (cost $608,032,496)		599,613,940

Foreign Government Securities 1.6%

	Principal Amount	Value
CANADA 0.1%
Export Development Canada, 2.00%, 5/17/2022(b)	1,000,000	963,048
Province of Ontario, 1.88%, 5/21/2020	1,000,000	981,680
Province of Quebec, 3.50%, 7/29/2020	400,000	403,507
7.50%, 9/15/2029	578,000	786,632

		3,134,867

CHILE 0.1%
Republic of Chile, 3.13%, 3/27/2025	1,250,000	1,212,475
3.63%, 10/30/2042(b)	400,000	371,792

		1,584,267

COLOMBIA 0.1%
Republic of Colombia, 4.38%, 7/12/2021	1,150,000	1,170,700
4.50%, 1/28/2026	1,000,000	1,019,000
7.38%, 9/18/2037	225,000	283,500
5.63%, 2/26/2044	500,000	537,500
5.00%, 6/15/2045(b)	500,000	499,500

		3,510,200

GERMANY 0.1%
FMS Wertmanagement AoeR, 1.75%, 1/24/2020	1,500,000	1,478,555

HUNGARY 0.1%
Hungary Government Bond, 5.38%, 3/25/2024	1,000,000	1,070,840
7.63%, 3/29/2041(b)	250,000	348,750

		1,419,590

INDONESIA 0.0%†
Republic of Indonesia, 4.10%, 4/24/2028(b)	1,000,000	970,983

ISRAEL 0.1%
Israel Government Bond, 3.15%, 6/30/2023	500,000	493,500
3.25%, 1/17/2028	1,000,000	960,640

		1,454,140

ITALY 0.0%†
Republic of Italy, 6.88%, 9/27/2023	251,000	272,618
5.38%, 6/15/2033	541,000	563,763

		836,381

JAPAN 0.1%
Japan Bank for International Cooperation, 1.75%, 5/28/2020	2,000,000	1,957,906
2.38%, 11/16/2022	1,000,000	964,632

		2,922,538

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Foreign Government Securities (continued)

	Principal Amount	Value
MEXICO 0.3%
United Mexican States, 3.50%, 1/21/2021(b)	$1,000,000	$1,001,820
4.00%, 10/2/2023	500,000	503,285
3.75%, 1/11/2028(b)	1,000,000	952,500
6.75%, 9/27/2034	1,246,000	1,488,970
4.75%, 3/8/2044(b)	400,000	382,200
5.55%, 1/21/2045(b)	500,000	531,250
4.60%, 1/23/2046	347,000	323,578
4.35%, 1/15/2047	500,000	453,255
5.75%, 10/12/2110	200,000	201,302

		5,838,160

PANAMA 0.0%†
Republic of Panama, 6.70%, 1/26/2036	250,000	312,252
4.30%, 4/29/2053	500,000	481,250

		793,502

PERU 0.1%
Republic of Peru, 4.13%, 8/25/2027(b)	750,000	773,258
8.75%, 11/21/2033	500,000	738,750

		1,512,008

PHILIPPINES 0.2%
Republic of Philippines, 6.50%, 1/20/2020(b)	1,500,000	1,566,324
4.20%, 1/21/2024	500,000	513,636
9.50%, 2/2/2030	500,000	739,636
7.75%, 1/14/2031	500,000	674,958
6.38%, 10/23/2034	500,000	623,458

		4,118,012

POLAND 0.0%†
Republic of Poland, 5.13%, 4/21/2021	200,000	209,112
5.00%, 3/23/2022	300,000	315,411
4.00%, 1/22/2024	500,000	509,788

		1,034,311

SOUTH KOREA 0.1%
Export-Import Bank of Korea, 4.00%, 1/29/2021	600,000	606,385
5.00%, 4/11/2022	500,000	521,748
2.38%, 4/21/2027(b)	1,000,000	878,283
Republic of Korea, 5.63%, 11/3/2025	300,000	336,720
4.13%, 6/10/2044(b)	250,000	256,500

		2,599,636

SWEDEN 0.1%
Svensk Exportkredit AB, 1.75%, 5/18/2020	1,500,000	1,471,041

URUGUAY 0.1%
Oriental Republic of Uruguay, 4.50%, 8/14/2024	650,000	667,875
4.38%, 10/27/2027(b)	1,250,000	1,273,138
5.10%, 6/18/2050	350,000	357,000

		2,298,013

Total Foreign Government Securities (cost $37,427,728)		36,976,204

Mortgage-Backed Securities 28.0%

	Principal Amount	Value
FHLMC Gold Pool
Pool# G18007 6.00%, 7/1/2019	739	743
Pool# B16087 6.00%, 8/1/2019	4,238	4,249
Pool# J00935 5.00%, 12/1/2020	4,991	5,018
Pool# J00854 5.00%, 1/1/2021	5,970	6,003
Pool# J01279 5.50%, 2/1/2021	2,018	2,045
Pool# J01570 5.50%, 4/1/2021	3,015	3,059
Pool# J06015 5.00%, 5/1/2021	12,167	12,234
Pool# J01771 5.00%, 5/1/2021	5,384	5,414
Pool# G18122 5.00%, 6/1/2021	5,650	5,707
Pool# J01980 6.00%, 6/1/2021	6,698	6,702
Pool# J03074 5.00%, 7/1/2021	3,809	3,838
Pool# J03028 5.50%, 7/1/2021	1,207	1,222
Pool# C90719 5.00%, 10/1/2023	221,787	232,887
Pool# J09912 4.00%, 6/1/2024	488,090	499,482
Pool# C00351 8.00%, 7/1/2024	348	373
Pool# G13900 5.00%, 12/1/2024	34,414	35,105
Pool# D60780 8.00%, 6/1/2025	1,614	1,716
Pool# G30267 5.00%, 8/1/2025	75,057	78,814
Pool# E02746 3.50%, 11/1/2025	282,552	284,020
Pool# J13883 3.50%, 12/1/2025	581,396	585,082
Pool# J14732 4.00%, 3/1/2026	273,035	279,499
Pool# E02896 3.50%, 5/1/2026	324,497	326,189
Pool# J18702 3.00%, 3/1/2027	296,172	293,990
Pool# J18127 3.00%, 3/1/2027	274,385	272,364
Pool# J19106 3.00%, 5/1/2027	122,477	121,574
Pool# J20471 3.00%, 9/1/2027	537,883	533,919
Pool# D82854 7.00%, 10/1/2027	1,177	1,235
Pool# G14609 3.00%, 11/1/2027	722,574	717,248
Pool# C00566 7.50%, 12/1/2027	1,115	1,231
Pool# G15100 2.50%, 7/1/2028	295,787	287,346
Pool# C18271 7.00%, 11/1/2028	2,336	2,491
Pool# C00678 7.00%, 11/1/2028	1,515	1,672
Pool# C00836 7.00%, 7/1/2029	703	778
Pool# C31285 7.00%, 9/1/2029	1,930	2,108
Pool# C31282 7.00%, 9/1/2029	82	84
Pool# C32914 8.00%, 11/1/2029	1,093	1,114
Pool# G18536 2.50%, 1/1/2030	4,443,979	4,309,016
Pool# C37436 8.00%, 1/1/2030	2,259	2,572

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C36429 7.00%, 2/1/2030	$682	$696
Pool# C36306 7.00%, 2/1/2030	681	698
Pool# C00921 7.50%, 2/1/2030	1,323	1,495
Pool# G01108 7.00%, 4/1/2030	550	608
Pool# C37703 7.50%, 4/1/2030	757	783
Pool# G18552 3.00%, 5/1/2030	1,604,143	1,585,519
Pool# U49055 3.00%, 6/1/2030	165,694	163,910
Pool# J32243 3.00%, 7/1/2030	1,001,155	989,135
Pool# J32257 3.00%, 7/1/2030	226,597	223,792
Pool# J32255 3.00%, 7/1/2030	204,394	202,098
Pool# C41561 8.00%, 8/1/2030	2,084	2,154
Pool# C01051 8.00%, 9/1/2030	2,505	2,858
Pool# C43550 7.00%, 10/1/2030	3,385	3,533
Pool# C44017 7.50%, 10/1/2030	489	495
Pool# C43967 8.00%, 10/1/2030	5,711	5,724
Pool# C44957 8.00%, 11/1/2030	1,775	1,853
Pool# J33361 3.00%, 12/1/2030	542,481	534,928
Pool# G18578 3.00%, 12/1/2030	528,678	521,113
Pool# J33315 3.00%, 12/1/2030	212,247	209,210
Pool# C01103 7.50%, 12/1/2030	1,154	1,339
Pool# C46932 7.50%, 1/1/2031	708	726
Pool# G18587 3.00%, 2/1/2031	404,772	398,978
Pool# C47287 7.50%, 2/1/2031	1,523	1,571
Pool# G18592 3.00%, 3/1/2031	443,111	436,767
Pool# C48206 7.50%, 3/1/2031	1,873	1,877
Pool# C91366 4.50%, 4/1/2031	118,654	122,941
Pool# G18601 3.00%, 5/1/2031	266,477	262,663
Pool# G18605 3.00%, 6/1/2031	157,709	155,451
Pool# J34627 3.00%, 6/1/2031	26,022	25,649
Pool# C91377 4.50%, 6/1/2031	61,023	63,228
Pool# C53324 7.00%, 6/1/2031	1,725	1,788
Pool# C01209 8.00%, 6/1/2031	733	806
Pool# C55071 7.50%, 7/1/2031	668	681
Pool# J35107 2.50%, 8/1/2031	197,745	190,754
Pool# G01309 7.00%, 8/1/2031	1,795	1,999
Pool# G01311 7.00%, 9/1/2031	11,348	12,683
Pool# C01222 7.00%, 9/1/2031	1,273	1,432
Pool# G01315 7.00%, 9/1/2031	396	443
Pool# J35522 2.50%, 10/1/2031	831,482	802,072
Pool# C58647 7.00%, 10/1/2031	260	262
Pool# C60012 7.00%, 11/1/2031	814	832
Pool# C61298 8.00%, 11/1/2031	2,788	2,846
Pool# J35957 2.50%, 12/1/2031	1,138,081	1,097,814
Pool# C61105 7.00%, 12/1/2031	5,917	6,165
Pool# C01305 7.50%, 12/1/2031	990	1,073
Pool# C63171 7.00%, 1/1/2032	6,544	7,160
Pool# V61548 2.50%, 2/1/2032	1,024,997	988,709
Pool# C64121 7.50%, 2/1/2032	2,100	2,146
Pool# D99004 3.50%, 3/1/2032	179,077	179,795
Pool# G30577 3.50%, 4/1/2032	432,076	433,808
Pool# G01391 7.00%, 4/1/2032	19,396	21,759
Pool# C01345 7.00%, 4/1/2032	6,564	7,326
Pool# C01370 8.00%, 4/1/2032	2,384	2,652
Pool# C66916 7.00%, 5/1/2032	18,691	20,410
Pool# C01381 8.00%, 5/1/2032	16,654	18,862
Pool# C68300 7.00%, 6/1/2032	9,365	10,198
Pool# C68290 7.00%, 6/1/2032	2,531	2,656
Pool# D99266 3.50%, 7/1/2032	278,138	279,253
Pool# G01449 7.00%, 7/1/2032	12,423	13,903
Pool# C69908 7.00%, 8/1/2032	26,726	28,823
Pool# C91558 3.50%, 9/1/2032	65,885	66,146
Pool# G16407 2.50%, 1/1/2033	583,479	562,808
Pool# G16408 2.50%, 1/1/2033	424,831	409,780
Pool# G01536 7.00%, 3/1/2033	14,800	16,426
Pool# G30646 3.00%, 5/1/2033	379,775	374,210
Pool# G30642 3.00%, 5/1/2033	164,854	162,438
Pool# K90535 3.00%, 5/1/2033	71,610	70,561
Pool# G18693 4.00%, 5/1/2033	271,814	278,194
Pool# G18696 3.50%, 7/1/2033	85,124	85,611
Pool# A16419 6.50%, 11/1/2033	16,587	18,350
Pool# C01806 7.00%, 1/1/2034	13,039	13,482
Pool# A21356 6.50%, 4/1/2034	52,116	57,654
Pool# C01851 6.50%, 4/1/2034	29,030	32,116
Pool# A24301 6.50%, 5/1/2034	52,383	57,950
Pool# A22067 6.50%, 5/1/2034	39,158	43,319
Pool# A24988 6.50%, 7/1/2034	12,110	13,397

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G01741 6.50%, 10/1/2034	$13,912	$15,525
Pool# G08023 6.50%, 11/1/2034	27,041	29,915
Pool# A33137 6.50%, 1/1/2035	4,056	4,487
Pool# G01947 7.00%, 5/1/2035	13,636	15,284
Pool# G08073 5.50%, 8/1/2035	149,375	161,844
Pool# A37135 5.50%, 9/1/2035	177,001	190,657
Pool# A47368 5.00%, 10/1/2035	179,583	190,534
Pool# A38531 5.50%, 10/1/2035	305,515	330,672
Pool# A38255 5.50%, 10/1/2035	188,588	204,108
Pool# G08088 6.50%, 10/1/2035	119,894	132,635
Pool# A39759 5.50%, 11/1/2035	11,434	12,376
Pool# A40376 5.50%, 12/1/2035	10,625	11,498
Pool# A42305 5.50%, 1/1/2036	28,158	30,218
Pool# A41548 7.00%, 1/1/2036	17,920	19,398
Pool# G08111 5.50%, 2/1/2036	205,263	222,294
Pool# A43886 5.50%, 3/1/2036	505,734	557,802
Pool# A43885 5.50%, 3/1/2036	368,126	404,471
Pool# A43884 5.50%, 3/1/2036	214,700	229,878
Pool# A48378 5.50%, 3/1/2036	195,011	208,834
Pool# A43861 5.50%, 3/1/2036	70,574	75,162
Pool# G08116 5.50%, 3/1/2036	39,541	42,829
Pool# A48735 5.50%, 5/1/2036	14,047	14,960
Pool# A53039 6.50%, 10/1/2036	48,744	53,924
Pool# A53219 6.50%, 10/1/2036	1,386	1,534
Pool# G05254 5.00%, 1/1/2037	143,353	152,176
Pool# G04331 5.00%, 2/1/2037	132,533	140,690
Pool# G05941 6.00%, 2/1/2037	699,320	773,911
Pool# G03620 6.50%, 10/1/2037	3,518	3,892
Pool# G03721 6.00%, 12/1/2037	60,605	66,949
Pool# G03969 6.00%, 2/1/2038	73,804	81,684
Pool# G04913 5.00%, 3/1/2038	238,584	253,212
Pool# G05299 4.50%, 6/1/2038	231,185	239,666
Pool# G04581 6.50%, 8/1/2038	118,654	131,263
Pool# C92013 3.50%, 9/1/2038	1,592,432	1,584,044
Pool# A81674 6.00%, 9/1/2038	379,793	419,283
Pool# A85442 5.00%, 3/1/2039	211,376	221,955
Pool# G05459 5.50%, 5/1/2039	1,888,905	2,017,203
Pool# G05535 4.50%, 7/1/2039	778,026	810,607
Pool# A89500 4.50%, 10/1/2039	95,860	99,204
Pool# A91165 5.00%, 2/1/2040	3,230,708	3,430,657
Pool# G60342 4.50%, 5/1/2042	759,362	792,246
Pool# G60195 4.00%, 6/1/2042	935,402	952,875
Pool# Q08977 4.00%, 6/1/2042	177,540	180,858
Pool# Q11087 4.00%, 9/1/2042	247,086	251,170
Pool# G07158 3.50%, 10/1/2042	758,170	752,132
Pool# G07163 3.50%, 10/1/2042	388,062	384,935
Pool# Q11532 3.50%, 10/1/2042	299,309	296,914
Pool# Q12051 3.50%, 10/1/2042	276,104	273,880
Pool# C09020 3.50%, 11/1/2042	788,285	781,934
Pool# G07264 3.50%, 12/1/2042	808,071	801,562
Pool# Q14292 3.50%, 1/1/2043	157,713	156,442
Pool# Q15884 3.00%, 2/1/2043	975,647	942,058
Pool# Q16470 3.00%, 3/1/2043	1,696,642	1,638,473
Pool# V80002 2.50%, 4/1/2043	637,923	590,728
Pool# Q16915 3.00%, 4/1/2043	579,867	559,992
Pool# Q17675 3.50%, 4/1/2043	694,162	688,589
Pool# Q18523 3.50%, 5/1/2043	1,242,316	1,232,367
Pool# Q18751 3.50%, 6/1/2043	1,442,198	1,430,624
Pool# G07410 3.50%, 7/1/2043	271,706	269,533
Pool# Q20332 3.50%, 7/1/2043	120,952	119,980
Pool# G07459 3.50%, 8/1/2043	1,062,987	1,054,423
Pool# G60038 3.50%, 1/1/2044	2,122,834	2,105,735
Pool# Q26869 4.00%, 6/1/2044	1,240,786	1,259,937
Pool# G07946 4.00%, 7/1/2044	33,219	33,829
Pool# Q28607 3.50%, 9/1/2044	456,748	453,069
Pool# G61231 3.50%, 9/1/2044	129,749	128,705
Pool# Q30833 4.00%, 1/1/2045	52,936	53,606
Pool# G60400 4.50%, 1/1/2045	361,242	375,952
Pool# Q34165 4.00%, 6/1/2045	550,889	557,777
Pool# V81873 4.00%, 8/1/2045	510,323	516,433
Pool# V82126 3.50%, 12/1/2045	274,619	271,045
Pool# Q38199 3.50%, 1/1/2046	28,763	28,378
Pool# Q38357 4.00%, 1/1/2046	203,214	205,456
Pool# G61365 4.50%, 1/1/2046	134,058	138,565
Pool# Q39434 3.50%, 3/1/2046	310,609	306,856
Pool# Q39364 3.50%, 3/1/2046	199,966	197,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q39440 4.00%, 3/1/2046	$195,129	$197,386
Pool# G08704 4.50%, 4/1/2046	70,212	72,510
Pool# Q40097 4.50%, 4/1/2046	6,130	6,331
Pool# G60582 3.50%, 5/1/2046	615,454	607,482
Pool# Q40718 3.50%, 5/1/2046	308,096	303,887
Pool# G08707 4.00%, 5/1/2046	384,547	388,616
Pool# G08708 4.50%, 5/1/2046	51,571	53,261
Pool# Q40728 4.50%, 5/1/2046	6,816	7,039
Pool# Q41903 3.50%, 7/1/2046	374,214	369,014
Pool# Q41491 3.50%, 7/1/2046	53,019	52,267
Pool# Q41407 3.50%, 7/1/2046	51,412	50,677
Pool# Q41947 4.50%, 7/1/2046	33,726	34,830
Pool# G08715 3.00%, 8/1/2046	1,982,889	1,900,592
Pool# Q42596 3.50%, 8/1/2046	348,246	343,309
Pool# Q42203 3.50%, 8/1/2046	74,792	73,848
Pool# Q42393 3.50%, 8/1/2046	70,003	69,002
Pool# G61237 3.50%, 8/1/2046	52,000	51,581
Pool# Q42680 4.00%, 8/1/2046	17,970	18,178
Pool# G08720 4.50%, 8/1/2046	35,681	36,850
Pool# G61323 3.00%, 9/1/2046	1,326,693	1,280,361
Pool# G08721 3.00%, 9/1/2046	1,093,615	1,048,225
Pool# V82617 3.50%, 9/1/2046	655,485	646,450
Pool# G08722 3.50%, 9/1/2046	259,362	255,686
Pool# G60733 4.50%, 9/1/2046	288,497	300,541
Pool# G60722 3.00%, 10/1/2046	2,098,576	2,011,803
Pool# Q44035 3.00%, 10/1/2046	1,469,998	1,408,987
Pool# G61257 3.00%, 11/1/2046	2,796,822	2,678,482
Pool# Q44452 3.00%, 11/1/2046	595,488	570,588
Pool# G08732 3.00%, 11/1/2046	191,398	183,395
Pool# Q44473 3.50%, 11/1/2046	85,052	83,807
Pool# Q44223 3.50%, 11/1/2046	79,069	77,897
Pool# G08734 4.00%, 11/1/2046	979,167	990,496
Pool# V82849 3.00%, 12/1/2046	4,168,013	3,998,258
Pool# G08737 3.00%, 12/1/2046	3,866,723	3,706,238
Pool# G60989 3.00%, 12/1/2046	782,741	750,239
Pool# Q45878 3.00%, 12/1/2046	242,074	232,003
Pool# G08738 3.50%, 12/1/2046	4,603,900	4,536,858
Pool# Q45024 3.50%, 12/1/2046	176,086	173,515
Pool# G08741 3.00%, 1/1/2047	1,581,557	1,514,539
Pool# G08747 3.00%, 2/1/2047	2,745,939	2,630,399
Pool# G08748 3.50%, 2/1/2047	1,015,003	1,000,100
Pool# G08749 4.00%, 2/1/2047	1,889,163	1,910,597
Pool# G08751 3.50%, 3/1/2047	1,617,873	1,594,118
Pool# G08754 4.50%, 3/1/2047	118,778	122,675
Pool# Q47592 3.50%, 4/1/2047	398,716	392,846
Pool# Q47484 3.50%, 4/1/2047	47,960	47,260
Pool# G60988 3.00%, 5/1/2047	2,549,876	2,444,393
Pool# Q48098 3.50%, 5/1/2047	185,021	182,469
Pool# Q48237 4.50%, 5/1/2047	342,230	353,457
Pool# G61390 3.00%, 6/1/2047	1,394,834	1,335,507
Pool# Q48414 4.50%, 6/1/2047	151,247	156,209
Pool# Q48365 4.50%, 6/1/2047	59,220	61,163
Pool# G08770 3.50%, 7/1/2047	3,611,086	3,557,363
Pool# V83270 3.50%, 7/1/2047	842,443	829,845
Pool# G61339 3.00%, 8/1/2047	467,383	447,542
Pool# G08774 3.50%, 8/1/2047	435,037	428,548
Pool# Q49917 3.50%, 8/1/2047	280,729	276,521
Pool# G08779 3.50%, 9/1/2047	5,579,526	5,496,084
Pool# G61295 3.50%, 9/1/2047	815,103	804,493
Pool# G61622 3.00%, 10/1/2047	1,106,000	1,059,470
Pool# Q52075 4.00%, 11/1/2047	786,134	796,679
Pool# V83598 3.50%, 12/1/2047	379,729	374,018
Pool# G67707 3.50%, 1/1/2048	974,639	963,762
Pool# V83909 4.00%, 1/1/2048	1,109,287	1,120,977
Pool# G61311 3.50%, 2/1/2048	1,822,316	1,794,900
Pool# T65458 3.50%, 2/1/2048	588,883	576,009
Pool# Q54460 4.00%, 2/1/2048	362,923	367,531
Pool# G61298 4.00%, 2/1/2048	172,802	175,248
Pool# Q54727 3.50%, 3/1/2048	622,181	612,796
Pool# Q54896 5.00%, 3/1/2048	54,437	57,341
Pool# Q55401 5.00%, 4/1/2048	198,803	209,234
Pool# V84237 3.50%, 5/1/2048	1,506,715	1,483,958
Pool# G08820 4.50%, 5/1/2048	1,869,231	1,930,479
Pool# G08821 5.00%, 5/1/2048	72,698	76,394
Pool# G67713 4.00%, 6/1/2048	348,811	353,782
Pool# G67712 4.00%, 6/1/2048	293,809	299,002

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G08818 4.50%, 6/1/2048	$1,033,532	$1,067,425
Pool# Q56473 4.50%, 6/1/2048	192,568	199,515
Pool# Q56472 4.50%, 6/1/2048	142,731	147,866
Pool# G08824 4.00%, 7/1/2048	6,999,038	7,071,653
Pool# G08827 4.50%, 7/1/2048	662,343	684,046
Pool# Q57401 4.50%, 7/1/2048	193,026	199,963
Pool# Q57402 4.50%, 7/1/2048	51,860	53,723
Pool# G08833 5.00%, 7/1/2048	24,416	25,638
Pool# G08831 4.00%, 8/1/2048	942,948	952,731
Pool# Q57833 4.00%, 8/1/2048	49,789	50,504
Pool# G08836 4.00%, 9/1/2048	3,947,272	3,988,224
Pool# G08843 4.50%, 10/1/2048	234,794	242,488
FHLMC Non Gold Pool
Pool# 1B8478 4.61%, 7/1/2041(a)	207,737	217,155
Pool# 2B0108 3.65%, 1/1/2042(a)	33,257	34,938
Pool# 2B1381 4.01%, 6/1/2043(a)	20,015	20,623
FHLMC TBA
2.50%, 10/15/2033	2,682,000	2,585,520
3.00%, 10/15/2033	5,574,000	5,490,848
3.50%, 10/15/2033	112,000	112,489
4.00%, 10/15/2033	65,000	66,323
2.50%, 10/15/2048	300,000	277,594
3.00%, 10/15/2048	5,009,000	4,792,526
3.50%, 10/15/2048	9,936,000	9,779,198
4.00%, 10/15/2048	9,990,898	10,088,822
4.50%, 10/15/2048	2,896,000	2,988,876
5.00%, 10/15/2048	17,000	17,849
FNMA Pool
Pool# 826869 5.50%, 8/1/2020	32,305	32,617
Pool# 835228 5.50%, 8/1/2020	791	797
Pool# 825811 5.50%, 9/1/2020	649	655
Pool# 838565 5.50%, 10/1/2020	31,395	31,724
Pool# 840102 5.50%, 10/1/2020	15,740	15,876
Pool# 841947 5.50%, 10/1/2020	2,391	2,406
Pool# 811505 5.50%, 10/1/2020	1,435	1,449
Pool# 843102 5.50%, 10/1/2020	1,052	1,063
Pool# 839100 5.50%, 11/1/2020	678	685
Pool# 830670 5.50%, 12/1/2020	968	977
Pool# 867183 5.50%, 2/1/2021	4,666	4,720
Pool# 811558 5.50%, 3/1/2021	21,010	21,044
Pool# 870296 5.50%, 3/1/2021	567	568
Pool# 878120 5.50%, 4/1/2021	1,365	1,382
Pool# 811559 5.50%, 5/1/2021	4,068	4,118
Pool# 879115 5.50%, 5/1/2021	3,674	3,721
Pool# 885440 5.50%, 5/1/2021	1,051	1,065
Pool# 845489 5.50%, 6/1/2021	264	269
Pool# 880950 5.50%, 7/1/2021	6,595	6,673
Pool# 870092 5.50%, 8/1/2021	552	555
Pool# 896599 5.50%, 8/1/2021	173	175
Pool# 903350 5.00%, 10/1/2021	1,698	1,749
Pool# 894126 5.50%, 10/1/2021	176	179
Pool# 902789 5.50%, 11/1/2021	17,730	18,076
Pool# 906708 5.00%, 12/1/2021	17,751	18,286
Pool# 901509 5.00%, 12/1/2021	1,561	1,608
Pool# 928106 5.50%, 2/1/2022	25,738	26,366
Pool# 914385 5.50%, 3/1/2022	434	442
Pool# 913323 5.50%, 4/1/2022	1,130	1,148
Pool# 899438 5.50%, 6/1/2022	27,477	27,965
Pool# AA2549 4.00%, 4/1/2024	133,173	135,944
Pool# 934863 4.00%, 6/1/2024	248,870	254,072
Pool# AC1374 4.00%, 8/1/2024	144,397	147,915
Pool# AC1529 4.50%, 9/1/2024	402,002	416,969
Pool# AD0244 4.50%, 10/1/2024	56,179	57,855
Pool# AD4089 4.50%, 5/1/2025	361,747	375,404
Pool# 890216 4.50%, 7/1/2025	98,038	101,714
Pool# AB1609 4.00%, 10/1/2025	248,241	253,469
Pool# AH1361 3.50%, 12/1/2025	238,469	240,054
Pool# AH1518 3.50%, 12/1/2025	121,084	121,766
Pool# AH5616 3.50%, 2/1/2026	642,087	645,701
Pool# AL0298 4.00%, 5/1/2026	505,207	517,405
Pool# AB4277 3.00%, 1/1/2027	756,017	751,263
Pool# AL1391 3.50%, 1/1/2027	13,801	13,879
Pool# AP4746 3.00%, 8/1/2027	205,017	203,728
Pool# AP7855 3.00%, 9/1/2027	1,018,396	1,011,987
Pool# AP4640 3.00%, 9/1/2027	109,223	108,536
Pool# AQ5096 3.00%, 11/1/2027	280,219	278,456
Pool# AB6887 3.00%, 11/1/2027	218,508	217,133
Pool# AQ4532 3.00%, 11/1/2027	145,593	144,676
Pool# AQ3758 3.00%, 11/1/2027	114,039	113,319
Pool# AB6886 3.00%, 11/1/2027	110,074	109,381
Pool# AQ7406 3.00%, 11/1/2027	109,859	109,167
Pool# AQ2884 3.00%, 12/1/2027	101,986	101,344

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS0487 2.50%, 9/1/2028	$503,303	$489,311
Pool# 930998 4.50%, 4/1/2029	53,925	55,774
Pool# BM1507 2.50%, 12/1/2029	315,433	306,489
Pool# AL8077 3.50%, 12/1/2029	35,640	35,904
Pool# AS4874 3.00%, 4/1/2030	635,986	630,409
Pool# AS5412 2.50%, 7/1/2030	267,726	259,526
Pool# AS5420 3.00%, 7/1/2030	547,055	542,258
Pool# AL7152 3.50%, 7/1/2030	709,006	713,726
Pool# AS5702 2.50%, 8/1/2030	1,045,452	1,013,431
Pool# AZ4898 2.50%, 8/1/2030	761,572	738,228
Pool# AY8448 3.00%, 8/1/2030	1,909,026	1,892,280
Pool# AZ2953 3.00%, 9/1/2030	1,851,809	1,835,568
Pool# AZ5718 3.00%, 9/1/2030	1,734,868	1,719,653
Pool# AS6060 3.00%, 10/1/2030	1,442,550	1,429,898
Pool# AZ9234 3.50%, 10/1/2030	98,631	99,268
Pool# BA2993 3.00%, 11/1/2030	357,057	353,926
Pool# AS6174 3.50%, 11/1/2030	49,340	49,705
Pool# AS6272 2.50%, 12/1/2030	389,846	377,901
Pool# AS6295 3.00%, 12/1/2030	578,123	571,583
Pool# BA3545 3.00%, 12/1/2030	283,473	280,266
Pool# AH1515 4.00%, 12/1/2030	524,152	533,408
Pool# AD0716 6.50%, 12/1/2030	1,505,990	1,655,630
Pool# BA6532 2.50%, 1/1/2031	326,192	316,195
Pool# AB2121 4.00%, 1/1/2031	77,782	79,156
Pool# AL8060 3.00%, 2/1/2031	562,078	557,149
Pool# MA0641 4.00%, 2/1/2031	382,872	389,630
Pool# 560868 7.50%, 2/1/2031	722	730
Pool# AS6799 3.00%, 3/1/2031	519,349	513,473
Pool# BC0774 3.00%, 3/1/2031	241,868	239,485
Pool# BC4410 3.50%, 3/1/2031	41,512	41,819
Pool# AS6919 3.50%, 3/1/2031	40,162	40,460
Pool# BC0320 3.50%, 3/1/2031	24,043	24,195
Pool# BC4430 3.00%, 4/1/2031	101,090	99,946
Pool# AL8566 3.00%, 6/1/2031	253,466	250,599
Pool# AL8565 3.00%, 6/1/2031	247,068	244,273
Pool# AL8561 3.50%, 6/1/2031	277,317	279,372
Pool# AS8028 2.50%, 9/1/2031	1,075,114	1,038,192
Pool# AL9378 3.00%, 9/1/2031	123,589	122,190
Pool# MA2775 2.50%, 10/1/2031	2,164,865	2,090,519
Pool# BM1888 2.50%, 10/1/2031	2,123,017	2,063,736
Pool# AS8038 2.50%, 10/1/2031	1,017,344	982,407
Pool# BC4777 2.50%, 10/1/2031	714,877	690,327
Pool# AS8612 3.00%, 10/1/2031	419,875	415,125
Pool# 607212 7.50%, 10/1/2031	3,845	3,914
Pool# MA0895 3.50%, 11/1/2031	411,399	408,139
Pool# 607632 6.50%, 11/1/2031	122	134
Pool# MA2830 2.50%, 12/1/2031	806,315	778,625
Pool# BM3814 2.50%, 12/1/2031	555,961	537,634
Pool# AS8609 3.00%, 1/1/2032	361,598	357,507
Pool# AL9786 3.00%, 1/1/2032	349,750	346,682
Pool# AL9585 3.50%, 1/1/2032	130,177	131,143
Pool# BM1036 2.50%, 2/1/2032	2,567,873	2,479,687
Pool# AL9872 3.00%, 2/1/2032	293,516	290,195
Pool# AL9740 3.00%, 2/1/2032	250,276	247,445
Pool# AL9871 3.00%, 2/1/2032	175,832	173,910
Pool# AS8767 3.00%, 2/1/2032	34,234	33,847
Pool# BM1007 2.50%, 3/1/2032	803,488	775,894
Pool# AL9899 3.00%, 3/1/2032	51,634	51,050
Pool# BM3269 2.50%, 4/1/2032	1,272,870	1,229,157
Pool# MA1029 3.50%, 4/1/2032	333,536	334,804
Pool# 545556 7.00%, 4/1/2032	5,295	5,952
Pool# AO2565 3.50%, 5/1/2032	106,654	106,734
Pool# AS9695 3.50%, 5/1/2032	68,548	69,011
Pool# 545605 7.00%, 5/1/2032	6,924	7,861
Pool# BM4088 3.00%, 6/1/2032	524,984	519,213
Pool# AO5103 3.50%, 6/1/2032	272,158	273,196
Pool# 890786 3.50%, 6/1/2032	50,671	51,036
Pool# MA1107 3.50%, 7/1/2032	45,415	45,588
Pool# 651361 7.00%, 7/1/2032	1,273	1,294
Pool# BM1669 3.00%, 8/1/2032	291,013	288,177
Pool# AP1990 3.50%, 8/1/2032	138,107	138,634
Pool# AP1997 3.50%, 8/1/2032	92,159	92,510
Pool# BH5355 3.50%, 8/1/2032	22,893	23,037
Pool# AO7202 3.50%, 9/1/2032	341,736	343,039
Pool# MA1166 3.50%, 9/1/2032	262,130	263,129
Pool# CA0586 2.50%, 10/1/2032	124,224	119,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AP3673 3.50%, 10/1/2032	$274,747	$275,795
Pool# BH9391 3.50%, 10/1/2032	27,035	27,205
Pool# BM3389 3.00%, 11/1/2032	434,951	430,178
Pool# AB6962 3.50%, 11/1/2032	437,402	439,070
Pool# AQ3343 3.50%, 11/1/2032	219,715	220,554
Pool# BM3977 3.00%, 12/1/2032	827,898	818,531
Pool# CA0951 3.00%, 12/1/2032	442,917	437,906
Pool# BM3919 3.00%, 2/1/2033	430,643	425,928
Pool# BM3750 3.50%, 3/1/2033	349,678	352,202
Pool# BM4129 3.50%, 4/1/2033	593,091	597,412
Pool# 555346 5.50%, 4/1/2033	66,060	71,833
Pool# 713560 5.50%, 4/1/2033	9,958	10,662
Pool# 694846 6.50%, 4/1/2033	11,769	12,903
Pool# 701261 7.00%, 4/1/2033	339	350
Pool# AB9402 3.00%, 5/1/2033	394,039	387,285
Pool# AB9403 3.00%, 5/1/2033	183,273	180,131
Pool# AB9300 3.00%, 5/1/2033	142,200	139,763
Pool# BM4132 3.50%, 5/1/2033	357,863	360,980
Pool# MA3372 4.00%, 5/1/2033	658,766	673,963
Pool# 555421 5.00%, 5/1/2033	1,584,782	1,683,007
Pool# MA3393 4.00%, 6/1/2033	307,091	313,414
Pool# MA3427 4.00%, 7/1/2033	272,371	278,490
Pool# 720087 5.50%, 7/1/2033	310,832	335,610
Pool# 728721 5.50%, 7/1/2033	45,719	49,306
Pool# 555684 5.50%, 7/1/2033	13,819	14,917
Pool# MA1527 3.00%, 8/1/2033	1,595,983	1,568,624
Pool# 743235 5.50%, 10/1/2033	23,742	25,748
Pool# 750229 6.50%, 10/1/2033	31,238	34,247
Pool# 755872 5.50%, 12/1/2033	296,453	319,766
Pool# 725221 5.50%, 1/1/2034	6,677	7,211
Pool# 725223 5.50%, 3/1/2034	738	797
Pool# 725228 6.00%, 3/1/2034	607,730	668,995
Pool# 725425 5.50%, 4/1/2034	379,339	409,763
Pool# 725423 5.50%, 5/1/2034	36,884	39,838
Pool# 725594 5.50%, 7/1/2034	157,690	170,281
Pool# 788027 6.50%, 9/1/2034	25,000	27,408
Pool# 807310 7.00%, 11/1/2034	2,261	2,482
Pool# 735141 5.50%, 1/1/2035	486,964	526,741
Pool# 889852 5.50%, 5/1/2035	13,788	14,889
Pool# 256023 6.00%, 12/1/2035	466,450	513,374
Pool# 745418 5.50%, 4/1/2036	77,847	84,109
Pool# 745516 5.50%, 5/1/2036	43,522	46,976
Pool# 889745 5.50%, 6/1/2036	7,580	8,187
Pool# 995065 5.50%, 9/1/2036	277,610	299,171
Pool# 888635 5.50%, 9/1/2036	174,196	188,129
Pool# 995024 5.50%, 8/1/2037	101,566	109,685
Pool# 995050 6.00%, 9/1/2037	939,562	1,034,502
Pool# 955194 7.00%, 11/1/2037	99,136	111,841
Pool# 928940 7.00%, 12/1/2037	63,897	67,397
Pool# MA3389 4.00%, 6/1/2038	452,996	460,589
Pool# MA3464 3.50%, 9/1/2038	817,309	813,097
Pool# 990810 7.00%, 10/1/2038	120,943	131,095
Pool# AC9890 4.01%, 4/1/2040(a)	1,298,708	1,356,793
Pool# AC9895 4.06%, 4/1/2040(a)	645,908	679,374
Pool# AD8536 5.00%, 8/1/2040	364,275	387,579
Pool# AB1735 3.50%, 11/1/2040	8,534	8,403
Pool# AE9747 4.50%, 12/1/2040	1,055,671	1,098,567
Pool# AB2067 3.50%, 1/1/2041	437,645	434,103
Pool# 932888 3.50%, 1/1/2041	284,234	281,934
Pool# AB2068 3.50%, 1/1/2041	256,348	254,273
Pool# 932891 3.50%, 1/1/2041	55,670	55,219
Pool# AL3650 5.00%, 2/1/2041	26,945	28,657
Pool# AL6521 5.00%, 4/1/2041	1,737,349	1,848,559
Pool# AL0390 5.00%, 5/1/2041	677,994	721,401
Pool# AL5863 4.50%, 6/1/2041	3,544,564	3,678,154
Pool# AJ1249 3.38%, 9/1/2041(a)	248,549	260,533
Pool# AI9851 4.50%, 9/1/2041	59,143	61,498
Pool# AL0761 5.00%, 9/1/2041	211,539	225,083
Pool# BM3907 5.50%, 9/1/2041	434,170	468,427
Pool# AJ5431 4.50%, 10/1/2041	110,210	114,406
Pool# AJ4861 4.00%, 12/1/2041	233,302	237,365
Pool# AX5316 4.50%, 1/1/2042	110,754	115,253
Pool# AL2499 4.50%, 1/1/2042	49,949	51,936
Pool# AW8167 3.50%, 2/1/2042	1,528,875	1,516,504
Pool# AK0714 3.67%, 2/1/2042(a)	73,438	77,043
Pool# AB5185 3.50%, 5/1/2042	611,675	606,722

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AO3575 4.50%, 5/1/2042	$62,046	$64,031
Pool# AO4647 3.50%, 6/1/2042	1,124,405	1,115,314
Pool# AO8036 4.50%, 7/1/2042	999,758	1,039,162
Pool# AP2092 4.50%, 8/1/2042	33,322	34,389
Pool# AP6579 3.50%, 9/1/2042	996,884	988,812
Pool# AL2782 4.50%, 9/1/2042	204,919	212,903
Pool# AB6524 3.50%, 10/1/2042	1,778,804	1,764,400
Pool# AB7074 3.00%, 11/1/2042	1,086,683	1,049,285
Pool# AL2677 3.50%, 11/1/2042	995,449	987,409
Pool# AB6786 3.50%, 11/1/2042	764,446	758,256
Pool# MA1273 3.50%, 12/1/2042	549,675	545,992
Pool# AR4210 3.50%, 1/1/2043	267,655	265,489
Pool# AR8213 3.50%, 4/1/2043	279,937	277,671
Pool# AT4982 3.89%, 4/1/2043(a)	12,803	13,184
Pool# AB9238 3.00%, 5/1/2043	1,337,620	1,291,023
Pool# AB9237 3.00%, 5/1/2043	952,502	919,388
Pool# AB9236 3.00%, 5/1/2043	301,478	290,962
Pool# AB9362 3.50%, 5/1/2043	1,437,429	1,425,791
Pool# AT4250 2.05%, 6/1/2043(a)	114,684	113,255
Pool# AT4145 3.00%, 6/1/2043	360,443	347,893
Pool# AB9814 3.00%, 7/1/2043	1,229,630	1,186,659
Pool# AT6871 3.00%, 7/1/2043	205,611	198,441
Pool# AS0203 3.00%, 8/1/2043	866,428	836,189
Pool# AS0255 4.50%, 8/1/2043	411,666	427,132
Pool# AL4471 4.00%, 9/1/2043	574,733	585,227
Pool# AL6951 3.50%, 10/1/2043	914,936	907,530
Pool# AS2276 4.50%, 4/1/2044	767,806	796,576
Pool# AW1006 4.00%, 5/1/2044	241,117	246,023
Pool# AL7767 4.50%, 6/1/2044	72,158	75,088
Pool# AS3161 4.00%, 8/1/2044	1,762,828	1,784,207
Pool# CA0688 3.50%, 10/1/2044	665,077	661,004
Pool# BC5090 4.00%, 10/1/2044	241,261	244,491
Pool# AS3946 4.00%, 12/1/2044	1,879,065	1,912,768
Pool# BM3804 3.50%, 2/1/2045	227,648	225,843
Pool# AL9555 4.00%, 2/1/2045	3,984,249	4,053,570
Pool# AX9524 4.00%, 2/1/2045	1,746,702	1,782,240
Pool# AS4418 4.00%, 2/1/2045	1,192,628	1,216,890
Pool# AS4375 4.00%, 2/1/2045	843,169	860,323
Pool# AL6889 4.50%, 2/1/2045	232,926	242,745
Pool# AY1312 3.50%, 3/1/2045	3,208,239	3,171,580
Pool# AX9567 3.50%, 3/1/2045	158,203	156,359
Pool# AS4578 4.00%, 3/1/2045	229,446	234,114
Pool# BM3664 3.00%, 5/1/2045	1,072,965	1,035,546
Pool# AS4921 3.50%, 5/1/2045	1,673,978	1,654,461
Pool# AS5012 4.00%, 5/1/2045	2,335,203	2,382,713
Pool# AS5312 3.50%, 7/1/2045	320,487	316,750
Pool# AL7207 4.50%, 8/1/2045	290,262	302,510
Pool# AL9634 3.50%, 10/1/2045	220,877	219,091
Pool# BA2164 3.00%, 11/1/2045	255,860	245,416
Pool# AS6311 3.50%, 12/1/2045	3,882,298	3,837,031
Pool# AS6282 3.50%, 12/1/2045	2,465,974	2,437,221
Pool# BC0326 3.50%, 12/1/2045	2,166,493	2,141,232
Pool# BC0092 3.50%, 12/1/2045	187,392	185,190
Pool# BC0475 3.50%, 12/1/2045	109,673	108,396
Pool# AS6362 4.50%, 12/1/2045	62,769	65,252
Pool# AS6474 3.50%, 1/1/2046	471,891	466,986
Pool# AS6539 3.50%, 1/1/2046	425,459	421,037
Pool# AS6527 4.00%, 1/1/2046	549,432	555,542
Pool# BC0178 4.50%, 1/1/2046	13,353	13,788
Pool# BC1158 3.50%, 2/1/2046	3,125,038	3,088,277
Pool# BC2667 4.00%, 2/1/2046	88,716	89,692
Pool# BC0605 4.00%, 2/1/2046	64,567	65,271
Pool# AL9781 4.50%, 2/1/2046	596,958	621,163
Pool# BC0300 3.50%, 3/1/2046	2,419,768	2,387,079
Pool# AS6833 3.50%, 3/1/2046	59,919	59,208
Pool# AS6795 4.00%, 3/1/2046	504,169	510,003
Pool# BA6972 4.00%, 3/1/2046	106,197	107,333
Pool# BC0311 4.50%, 3/1/2046	14,918	15,403
Pool# BC0823 3.50%, 4/1/2046	457,779	452,275
Pool# BA7692 3.50%, 4/1/2046	22,437	22,166
Pool# AS7026 4.00%, 4/1/2046	364,157	368,356
Pool# AS7171 3.50%, 5/1/2046	178,518	176,335
Pool# AS7251 4.00%, 5/1/2046	50,865	51,419
Pool# AS7387 3.50%, 6/1/2046	500,140	493,972
Pool# AL8833 4.00%, 6/1/2046	1,391,000	1,416,702
Pool# AS7593 3.50%, 7/1/2046	1,646,787	1,626,224

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS7594 3.50%, 7/1/2046	$1,547,357	$1,528,036
Pool# AS7545 3.50%, 7/1/2046	658,373	650,187
Pool# AL8824 3.50%, 7/1/2046	300,471	297,302
Pool# AS7490 3.50%, 7/1/2046	211,487	208,868
Pool# BC1452 4.00%, 7/1/2046	2,811,727	2,843,243
Pool# BD5180 4.50%, 7/1/2046	16,940	17,590
Pool# MA2705 3.00%, 8/1/2046	1,601,568	1,534,249
Pool# BC1489 3.00%, 8/1/2046	225,159	215,986
Pool# BD4890 3.50%, 8/1/2046	2,427,380	2,396,820
Pool# BC9501 3.50%, 8/1/2046	50,418	49,789
Pool# AS7648 4.00%, 8/1/2046	379,365	383,663
Pool# AS7760 4.00%, 8/1/2046	336,560	341,058
Pool# AS7795 4.00%, 8/1/2046	226,311	228,875
Pool# BD3911 4.00%, 8/1/2046	45,725	46,214
Pool# BD3923 4.00%, 8/1/2046	22,948	23,191
Pool# AS7770 4.50%, 8/1/2046	133,228	137,695
Pool# BD5232 4.50%, 8/1/2046	31,798	32,893
Pool# AL8947 3.50%, 9/1/2046	382,659	378,039
Pool# BD4944 3.50%, 9/1/2046	112,941	111,461
Pool# AL9263 3.00%, 10/1/2046	355,831	341,108
Pool# AL9234 3.50%, 10/1/2046	138,708	137,209
Pool# AS8125 3.50%, 10/1/2046	122,562	121,019
Pool# BC4766 4.50%, 10/1/2046	101,001	104,302
Pool# AS8154 4.50%, 10/1/2046	68,345	70,583
Pool# MA2806 3.00%, 11/1/2046	991,084	949,273
Pool# BC9003 3.00%, 11/1/2046	361,653	346,377
Pool# AS8369 3.50%, 11/1/2046	1,256,488	1,240,539
Pool# BE5067 3.50%, 11/1/2046	1,012,396	1,000,593
Pool# BE0065 3.50%, 11/1/2046	32,239	31,917
Pool# BE5038 4.00%, 11/1/2046	22,441	22,921
Pool# MA2833 3.00%, 12/1/2046	7,854,126	7,522,371
Pool# AS8483 3.00%, 12/1/2046	1,837,580	1,759,867
Pool# BC9067 3.00%, 12/1/2046	580,465	555,916
Pool# AS8488 3.00%, 12/1/2046	470,253	451,078
Pool# AS8509 3.00%, 12/1/2046	140,595	135,250
Pool# BM1121 3.50%, 12/1/2046	1,159,256	1,144,779
Pool# AS8572 3.50%, 12/1/2046	1,117,822	1,102,724
Pool# AS8417 3.50%, 12/1/2046	1,025,798	1,012,142
Pool# AS8492 3.50%, 12/1/2046	964,229	953,285
Pool# BE4224 3.50%, 12/1/2046	43,382	42,813
Pool# MA2863 3.00%, 1/1/2047	2,976,052	2,850,191
Pool# AS8650 3.00%, 1/1/2047	2,945,754	2,821,174
Pool# AL9697 3.00%, 1/1/2047	1,237,750	1,187,254
Pool# AS8647 3.00%, 1/1/2047	905,009	867,554
Pool# AS8692 3.50%, 1/1/2047	783,031	773,179
Pool# BD2440 3.50%, 1/1/2047	608,709	600,604
Pool# AL9774 3.50%, 1/1/2047	586,549	581,017
Pool# BM3204 3.50%, 1/1/2047	525,539	519,855
Pool# BD2450 3.50%, 1/1/2047	497,237	490,616
Pool# BE6548 3.50%, 1/1/2047	177,373	174,977
Pool# BE7115 4.50%, 1/1/2047	55,013	56,802
Pool# BE6503 4.50%, 1/1/2047	37,403	38,867
Pool# BE5856 4.50%, 1/1/2047	29,067	30,203
Pool# BM3908 5.50%, 1/1/2047	91,643	98,900
Pool# MA2895 3.00%, 2/1/2047	10,564,345	10,117,350
Pool# BM3688 3.50%, 2/1/2047	1,493,910	1,476,486
Pool# BD5046 3.50%, 2/1/2047	303,293	299,192
Pool# BE8495 4.50%, 2/1/2047	23,859	24,677
Pool# BE7869 4.50%, 2/1/2047	18,927	19,534
Pool# AL9859 3.00%, 3/1/2047	3,024,626	2,896,807
Pool# AL9848 3.00%, 3/1/2047	2,095,282	2,006,628
Pool# AS8966 4.00%, 3/1/2047	247,493	250,240
Pool# BE9247 4.50%, 3/1/2047	34,093	35,197
Pool# AS9451 3.50%, 4/1/2047	595,109	586,908
Pool# AS9463 3.50%, 4/1/2047	383,547	378,658
Pool# BD7122 4.00%, 4/1/2047	2,709,949	2,739,956
Pool# AS9467 4.00%, 4/1/2047	805,768	817,028
Pool# AS9562 3.00%, 5/1/2047	164,430	157,473
Pool# BM3237 3.50%, 5/1/2047	856,969	851,710
Pool# AS9577 3.50%, 5/1/2047	319,173	314,725
Pool# BM1268 4.00%, 5/1/2047	729,431	739,731
Pool# BE3670 3.50%, 6/1/2047	734,353	723,778
Pool# AS9794 3.50%, 6/1/2047	341,519	337,218
Pool# AS9747 4.00%, 6/1/2047	2,049,065	2,081,613
Pool# BM3549 4.00%, 6/1/2047	929,689	940,186

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BE3702 4.00%, 6/1/2047	$485,214	$490,274
Pool# BM1295 4.50%, 6/1/2047	362,922	376,309
Pool# BE9624 4.50%, 6/1/2047	65,421	67,536
Pool# BM3801 3.00%, 7/1/2047	1,613,411	1,545,235
Pool# AS9938 3.50%, 7/1/2047	288,822	285,543
Pool# BM1551 3.50%, 7/1/2047	286,371	282,721
Pool# AS9909 3.50%, 7/1/2047	160,165	158,123
Pool# BM1492 4.00%, 7/1/2047	1,622,405	1,645,316
Pool# AS9973 4.00%, 7/1/2047	212,187	214,515
Pool# 890673 3.00%, 8/1/2047	793,295	760,040
Pool# MA3087 3.50%, 8/1/2047	1,195,114	1,177,472
Pool# BH7375 3.50%, 8/1/2047	339,603	334,590
Pool# BM1658 3.50%, 8/1/2047	272,086	268,407
Pool# BH2597 4.00%, 8/1/2047	1,221,625	1,234,995
Pool# CA0123 4.00%, 8/1/2047	1,050,212	1,066,895
Pool# BH5359 4.00%, 8/1/2047	624,036	631,426
Pool# CA0407 3.50%, 9/1/2047	1,110,137	1,093,232
Pool# CA0265 4.00%, 9/1/2047	199,398	201,580
Pool# CA0487 3.50%, 10/1/2047	2,680,333	2,639,519
Pool# BM1959 3.50%, 10/1/2047	723,107	714,898
Pool# CA0493 4.00%, 10/1/2047	1,393,199	1,408,411
Pool# CA0549 4.00%, 10/1/2047	1,078,413	1,090,189
Pool# BM3015 4.00%, 10/1/2047	313,464	318,872
Pool# CA0693 3.50%, 11/1/2047	1,611,685	1,587,149
Pool# CA0680 3.50%, 11/1/2047	370,947	366,735
Pool# BM3358 3.50%, 11/1/2047	323,613	322,067
Pool# CA0696 4.00%, 11/1/2047	2,494,414	2,521,651
Pool# BM3191 4.00%, 11/1/2047	447,460	452,407
Pool# CA0808 4.00%, 11/1/2047	403,918	408,328
Pool# BM3379 3.00%, 12/1/2047	1,118,996	1,074,828
Pool# BJ2492 3.50%, 12/1/2047	867,116	853,784
Pool# MA3211 4.00%, 12/1/2047	2,809,192	2,840,715
Pool# BJ1699 4.00%, 12/1/2047	501,149	507,989
Pool# BH7040 4.50%, 12/1/2047	133,759	138,075
Pool# CA0991 3.50%, 1/1/2048	682,577	674,827
Pool# CA1015 4.00%, 1/1/2048	1,015,149	1,025,606
Pool# CA1025 4.50%, 1/1/2048	1,885,541	1,946,379
Pool# CA1189 3.50%, 2/1/2048	5,393,496	5,310,604
Pool# BH9280 3.50%, 2/1/2048	1,562,874	1,542,947
Pool# CA1242 3.50%, 2/1/2048	309,840	306,802
Pool# MA3277 4.00%, 2/1/2048	66,229	66,910
Pool# BJ8271 4.50%, 2/1/2048	926,368	966,911
Pool# BJ8270 4.50%, 2/1/2048	521,606	543,522
Pool# BK1586 4.50%, 2/1/2048	419,532	436,326
Pool# BJ8269 4.50%, 2/1/2048	410,506	427,547
Pool# BK1972 4.50%, 3/1/2048	171,510	177,862
Pool# BJ0640 5.00%, 3/1/2048	71,656	75,327
Pool# CA1398 5.00%, 3/1/2048	48,220	50,692
Pool# CA1510 3.50%, 4/1/2048	487,485	479,990
Pool# CA1531 3.50%, 4/1/2048	228,914	226,669
Pool# CA1551 4.00%, 4/1/2048	4,037,388	4,081,426
Pool# CA1560 4.50%, 4/1/2048	468,822	486,386
Pool# BJ2681 5.00%, 4/1/2048	246,636	258,958
Pool# MA3348 5.00%, 4/1/2048	40,789	42,888
Pool# BM4024 3.50%, 5/1/2048	154,806	153,272
Pool# MA3358 4.50%, 5/1/2048	1,208,217	1,246,972
Pool# MA3374 5.00%, 5/1/2048	150,909	158,648
Pool# CA1898 4.50%, 6/1/2048	453,807	473,188
Pool# CA1951 4.00%, 7/1/2048	988,192	998,971
Pool# CA1988 4.50%, 7/1/2048	270,884	279,532
Pool# CA2376 4.00%, 9/1/2048	1,357,000	1,371,803
Pool# MA3472 5.00%, 9/1/2048	104,806	110,162
Pool# BF0200 3.50%, 11/1/2051	232,000	228,526
FNMA TBA
2.50%, 10/25/2033	4,625,000	4,462,105
3.00%, 10/25/2033	1,557,663	1,538,340
3.50%, 10/25/2033	1,687,000	1,695,501
4.00%, 10/25/2033	14,000	14,279
4.50%, 10/25/2033	665,000	672,897
5.00%, 10/25/2033	35,000	36,032
2.50%, 10/25/2048	630,000	583,119
3.00%, 10/25/2048	4,053,000	3,877,812
3.50%, 10/25/2048	397,000	390,659
4.00%, 10/25/2048	5,482,750	5,536,292
4.50%, 10/25/2048	5,350,000	5,518,682
5.50%, 10/25/2048	481,000	513,280
GNMA I Pool
Pool# 279461 9.00%, 11/15/2019	47	48
Pool# 376510 7.00%, 5/15/2024	1,050	1,093
Pool# 457801 7.00%, 8/15/2028	2,687	2,831
Pool# 486936 6.50%, 2/15/2029	1,446	1,601

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 502969 6.00%, 3/15/2029	$3,844	$4,153
Pool# 487053 7.00%, 3/15/2029	1,983	2,103
Pool# 781014 6.00%, 4/15/2029	3,422	3,736
Pool# 509099 7.00%, 6/15/2029	3,416	3,475
Pool# 470643 7.00%, 7/15/2029	13,367	13,858
Pool# 434505 7.50%, 8/15/2029	59	59
Pool# 416538 7.00%, 10/15/2029	180	180
Pool# 524269 8.00%, 11/15/2029	6,310	6,335
Pool# 781124 7.00%, 12/15/2029	10,122	11,434
Pool# 507396 7.50%, 9/15/2030	45,091	46,447
Pool# 531352 7.50%, 9/15/2030	2,763	2,825
Pool# 536334 7.50%, 10/15/2030	192	196
Pool# 540659 7.00%, 1/15/2031	877	886
Pool# 486019 7.50%, 1/15/2031	987	1,010
Pool# 535388 7.50%, 1/15/2031	604	613
Pool# 537406 7.50%, 2/15/2031	390	392
Pool# 528589 6.50%, 3/15/2031	35,385	38,821
Pool# 508473 7.50%, 4/15/2031	4,339	4,704
Pool# 544470 8.00%, 4/15/2031	2,787	2,794
Pool# 781287 7.00%, 5/15/2031	4,831	5,416
Pool# 781319 7.00%, 7/15/2031	1,455	1,665
Pool# 485879 7.00%, 8/15/2031	9,421	10,272
Pool# 572554 6.50%, 9/15/2031	47,658	52,286
Pool# 781328 7.00%, 9/15/2031	4,763	5,422
Pool# 555125 7.00%, 9/15/2031	699	704
Pool# 550991 6.50%, 10/15/2031	1,147	1,258
Pool# 571267 7.00%, 10/15/2031	1,166	1,274
Pool# 574837 7.50%, 11/15/2031	2,177	2,213
Pool# 555171 6.50%, 12/15/2031	1,370	1,503
Pool# 781380 7.50%, 12/15/2031	1,477	1,711
Pool# 781481 7.50%, 1/15/2032	7,096	8,189
Pool# 580972 6.50%, 2/15/2032	199	219
Pool# 781401 7.50%, 2/15/2032	4,179	4,851
Pool# 781916 6.50%, 3/15/2032	74,915	82,511
Pool# 552474 7.00%, 3/15/2032	5,148	5,656
Pool# 781478 7.50%, 3/15/2032	2,765	3,204
Pool# 781429 8.00%, 3/15/2032	4,741	5,585
Pool# 781431 7.00%, 4/15/2032	17,416	19,981
Pool# 552616 7.00%, 6/15/2032	42,426	46,331
Pool# 570022 7.00%, 7/15/2032	15,750	17,552
Pool# 595077 6.00%, 10/15/2032	9,020	9,858
Pool# 596657 7.00%, 10/15/2032	4,380	4,459
Pool# 552903 6.50%, 11/15/2032	131,876	144,683
Pool# 552952 6.00%, 12/15/2032	5,934	6,411
Pool# 602102 6.00%, 2/15/2033	16,134	17,432
Pool# 588192 6.00%, 2/15/2033	7,388	8,000
Pool# 553144 5.50%, 4/15/2033	28,979	31,464
Pool# 604243 6.00%, 4/15/2033	13,301	14,536
Pool# 611526 6.00%, 5/15/2033	9,092	9,824
Pool# 553320 6.00%, 6/15/2033	35,852	39,186
Pool# 573916 6.00%, 11/15/2033	36,344	39,267
Pool# 604788 6.50%, 11/15/2033	83,105	91,176
Pool# 781688 6.00%, 12/15/2033	43,766	47,801
Pool# 604875 6.00%, 12/15/2033	36,278	39,637
Pool# 781690 6.00%, 12/15/2033	17,687	19,744
Pool# 781699 7.00%, 12/15/2033	6,814	7,520
Pool# 621856 6.00%, 1/15/2034	35,725	38,599
Pool# 564799 6.00%, 3/15/2034	70,982	77,341
Pool# 630038 6.50%, 8/15/2034	69,079	75,787
Pool# 781804 6.00%, 9/15/2034	50,463	55,121
Pool# 781847 6.00%, 12/15/2034	38,062	41,582
Pool# 486921 5.50%, 2/15/2035	13,243	14,382
Pool# 781902 6.00%, 2/15/2035	41,538	45,386
Pool# 781933 6.00%, 6/15/2035	6,019	6,577
Pool# 649513 5.50%, 10/15/2035	312,798	336,766
Pool# 649510 5.50%, 10/15/2035	196,872	213,755
Pool# 652207 5.50%, 3/15/2036	46,335	49,681
Pool# 652539 5.00%, 5/15/2036	22,816	24,211
Pool# 655519 5.00%, 5/15/2036	21,610	22,516
Pool# 606308 5.50%, 5/15/2036	32,689	35,767
Pool# 606314 5.50%, 5/15/2036	7,622	8,173
Pool# 657912 6.50%, 8/15/2036	5,095	5,590
Pool# 697957 4.50%, 3/15/2039	1,395,527	1,456,127
Pool# 704630 5.50%, 7/15/2039	64,650	69,456
Pool# 710724 4.50%, 8/15/2039	551,555	575,315
Pool# 722292 5.00%, 9/15/2039	848,416	886,791

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA I Pool (continued)
Pool# 782803 6.00%, 11/15/2039	$423,769	$457,851
Pool# 736666 4.50%, 4/15/2040	1,173,109	1,224,061
Pool# 733312 4.00%, 9/15/2040	83,201	85,467
Pool# 742235 4.00%, 12/15/2040	247,105	252,960
Pool# 755958 4.00%, 1/15/2041	201,548	206,974
Pool# 755959 4.00%, 1/15/2041	197,979	203,855
Pool# 742244 4.00%, 1/15/2041	193,974	199,241
Pool# 759075 4.00%, 1/15/2041	191,158	196,784
Pool# 753826 4.00%, 1/15/2041	80,089	82,241
Pool# 690662 4.00%, 1/15/2041	66,825	68,365
Pool# 719486 4.00%, 1/15/2041	31,530	32,095
Pool# 759207 4.00%, 2/15/2041	364,912	375,701
Pool# 757557 4.00%, 2/15/2041	43,670	44,834
Pool# 757555 4.00%, 2/15/2041	41,160	42,126
Pool# 738107 4.00%, 3/15/2041	548,575	561,696
Pool# 778869 4.00%, 2/15/2042	317,942	325,380
Pool# 783745 3.50%, 3/15/2043	1,268,793	1,267,394
Pool# AD8789 3.50%, 3/15/2043	825,073	824,164
Pool# AD2254 3.50%, 3/15/2043	143,508	142,997
Pool# AA6403 3.00%, 5/15/2043	1,223,683	1,194,331
Pool# AD2411 3.50%, 5/15/2043	680,640	678,210
Pool# 783781 3.50%, 6/15/2043	476,552	476,026
Pool# 784459 3.00%, 12/15/2046	680,406	659,811
Pool# 784355 4.00%, 12/15/2046	347,940	354,605
Pool# 784500 3.00%, 2/15/2047	868,164	842,192
Pool# 784458 3.50%, 12/15/2047	1,582,937	1,579,560
GNMA II Pool
Pool# 3851 5.50%, 5/20/2036	545,927	586,183
Pool# 4245 6.00%, 9/20/2038	219,152	238,109
Pool# 4559 5.00%, 10/20/2039	567,367	605,928
Pool# 4715 5.00%, 6/20/2040	143,151	154,442
Pool# 4747 5.00%, 7/20/2040	1,706,232	1,826,472
Pool# 4771 4.50%, 8/20/2040	1,510,559	1,583,294
Pool# 4802 5.00%, 9/20/2040	1,054,130	1,122,737
Pool# 4834 4.50%, 10/20/2040	362,833	380,347
Pool# 737727 4.00%, 12/20/2040	1,878,305	1,924,360
Pool# 737730 4.00%, 12/20/2040	579,809	594,041
Pool# 4923 4.50%, 1/20/2041	547,700	574,110
Pool# 4978 4.50%, 3/20/2041	82,949	86,949
Pool# 5017 4.50%, 4/20/2041	898,332	941,619
Pool# 5056 5.00%, 5/20/2041	271,904	289,373
Pool# 5082 4.50%, 6/20/2041	334,886	350,974
Pool# 5175 4.50%, 9/20/2041	362,313	379,701
Pool# 675523 3.50%, 3/20/2042	363,976	362,506
Pool# 5332 4.00%, 3/20/2042	376,207	386,085
Pool# MA0392 3.50%, 9/20/2042	1,822,564	1,822,648
Pool# MA0534 3.50%, 11/20/2042	2,638,430	2,638,551
Pool# MA0852 3.50%, 3/20/2043	1,352,729	1,352,791
Pool# MA0934 3.50%, 4/20/2043	1,253,401	1,253,459
Pool# AF1001 3.50%, 6/20/2043	887,612	884,850
Pool# MA1376 4.00%, 10/20/2043	664,160	680,753
Pool# AJ9335 3.50%, 10/20/2044	129,711	129,187
Pool# MA2754 3.50%, 4/20/2045	1,270,638	1,266,780
Pool# MA2824 2.50%, 5/20/2045	984,476	926,433
Pool# MA2825 3.00%, 5/20/2045	2,628,101	2,555,557
Pool# AM4381 3.50%, 5/20/2045	1,162,538	1,156,570
Pool# MA2891 3.00%, 6/20/2045	4,430,126	4,307,383
Pool# AO1103 3.50%, 9/20/2045	1,820,321	1,812,791
Pool# AO1099 3.50%, 9/20/2045	777,793	774,576
Pool# MA3106 4.00%, 9/20/2045	359,450	368,421
Pool# MA3172 3.00%, 10/20/2045	681,381	662,290
Pool# MA3173 3.50%, 10/20/2045	499,026	497,511
Pool# MA3174 4.00%, 10/20/2045	43,361	44,444
Pool# MA3243 3.00%, 11/20/2045	1,257,692	1,222,196
Pool# MA3244 3.50%, 11/20/2045	1,274,486	1,272,188
Pool# MA3309 3.00%, 12/20/2045	2,228,589	2,165,461
Pool# MA3310 3.50%, 12/20/2045	272,010	271,184
Pool# MA3377 4.00%, 1/20/2046	190,761	195,528
Pool# 784119 3.00%, 2/20/2046	2,360,946	2,299,178
Pool# MA3521 3.50%, 3/20/2046	3,551,792	3,539,913
Pool# MA3522 4.00%, 3/20/2046	1,325,690	1,355,576
Pool# MA3596 3.00%, 4/20/2046	805,392	782,079
Pool# MA3597 3.50%, 4/20/2046	1,013,675	1,009,972
Pool# MA3662 3.00%, 5/20/2046	2,014,366	1,958,239
Pool# MA3735 3.00%, 6/20/2046	2,308,369	2,240,128
Pool# MA3736 3.50%, 6/20/2046	6,053,169	6,028,258

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
GNMA II Pool (continued)
Pool# MA3802 3.00%, 7/20/2046	$3,359,639	$3,260,311
Pool# MA3804 4.00%, 7/20/2046	213,665	218,222
Pool# MA3873 3.00%, 8/20/2046	4,908,621	4,763,498
Pool# MA3876 4.50%, 8/20/2046	194,816	203,943
Pool# MA3936 3.00%, 9/20/2046	3,843,887	3,732,006
Pool# MA3939 4.50%, 9/20/2046	30,963	32,405
Pool# MA4004 3.50%, 10/20/2046	1,547,016	1,539,934
Pool# MA4006 4.50%, 10/20/2046	604,909	633,571
Pool# MA4070 4.00%, 11/20/2046	135,697	139,005
Pool# MA4071 4.50%, 11/20/2046	44,753	47,040
Pool# MA4126 3.00%, 12/20/2046	7,191,510	6,974,440
Pool# MA4127 3.50%, 12/20/2046	1,669,059	1,660,903
Pool# MA4196 3.50%, 1/20/2047	411,565	409,553
Pool# MA4261 3.00%, 2/20/2047	1,734,906	1,682,454
Pool# MA4262 3.50%, 2/20/2047	7,711,803	7,674,100
Pool# MA4321 3.50%, 3/20/2047	5,750,293	5,722,170
Pool# MA4382 3.50%, 4/20/2047	718,752	715,236
Pool# AZ1974 3.50%, 4/20/2047	593,933	591,469
Pool# MA4585 3.00%, 7/20/2047	1,517,160	1,470,812
Pool# MA4587 4.00%, 7/20/2047	755,000	771,354
Pool# MA4652 3.50%, 8/20/2047	1,654,346	1,646,238
Pool# BC1888 3.50%, 8/20/2047	1,009,774	1,005,677
Pool# MA4653 4.00%, 8/20/2047	274,080	280,020
Pool# 784408 3.50%, 10/20/2047	332,107	331,005
Pool# MA4780 4.50%, 10/20/2047	80,683	83,464
Pool# MA4837 3.50%, 11/20/2047	841,074	836,950
Pool# MA4838 4.00%, 11/20/2047	6,122,878	6,231,692
Pool# MA4900 3.50%, 12/20/2047	1,105,801	1,100,377
Pool# 784421 3.50%, 12/20/2047	457,439	456,045
Pool# MA4962 3.50%, 1/20/2048	5,450,757	5,424,005
Pool# MA5078 4.00%, 3/20/2048	5,530,183	5,628,861
Pool# 784480 3.50%, 4/20/2048	655,814	653,866
Pool# 784479 3.50%, 4/20/2048	409,756	409,153
Pool# 784481 3.50%, 4/20/2048	228,352	227,178
Pool# MA5137 4.00%, 4/20/2048	711,446	724,156
Pool# BD4034 4.00%, 4/20/2048	435,319	444,342
Pool# MA5138 4.50%, 4/20/2048	1,016,144	1,051,168
Pool# MA5192 4.00%, 5/20/2048	690,989	703,334
Pool# MA5266 5.00%, 6/20/2048	97,128	101,718
Pool# MA5331 4.50%, 7/20/2048	885,043	915,548
Pool# MA5399 4.50%, 8/20/2048	1,559,138	1,612,878
GNMA TBA
2.50%, 10/15/2048	1,425,000	1,336,439
3.00%, 10/15/2048	2,682,000	2,597,733
3.50%, 10/15/2048	10,189,000	10,130,334
4.00%, 10/15/2048	17,558,000	17,856,043
4.50%, 10/15/2048	4,165,000	4,304,129

Total Mortgage-Backed Securities (cost $658,059,801)		644,476,507

Municipal Bonds 0.7%

	Principal Amount	Value
California 0.3%
Alameda County Joint Powers Authority, RB, Series A, 7.05%, 12/1/2044	100,000	140,685
Bay Area Toll Authority, RB, Series F-2, 6.26%, 4/1/2049	250,000	341,075
City of San Francisco California Public Utilities Commission Water Revenue, RB, Series B, 6.00%, 11/1/2040	100,000	121,942
Los Angeles Community College District, GO, 6.75%, 8/1/2049	300,000	433,608
Los Angeles County Public Works Financing Authority, RB, Series B, 7.62%, 8/1/2040	75,000	108,242
Los Angeles Department of Water & Power, RB, Series D, 6.57%, 7/1/2045	200,000	275,034
Los Angeles Unified School District, GO, Series RY, 6.76%, 7/1/2034	420,000	539,864
San Diego County Water Authority, RB, Series B, 6.14%, 5/1/2049	100,000	130,030
Santa Clara Valley Transportation Authority, RB, Series A, 5.88%, 4/1/2032	200,000	231,322
State of California, GO 7.55%, 4/1/2039	1,810,000	2,641,840
7.63%, 3/1/2040	425,000	618,864
University of California, RB Series F, 5.95%, 5/15/2045	300,000	367,698
Series H, 6.55%, 5/15/2048	150,000	196,431
Series F, 6.58%, 5/15/2049	200,000	262,190
Series AQ, 4.77%, 5/15/2115	150,000	148,138

		6,556,963

Connecticut 0.0%†
State of Connecticut, GO, Series A, 5.85%, 3/15/2032	500,000	569,105

Georgia 0.0%†
Municipal Electric Authority of Georgia, Refunding, RB, Series A, 6.66%, 4/1/2057	499,000	590,597

Illinois 0.1%
Chicago Transit Authority, RB, Series A, 6.90%, 12/1/2040	300,000	381,336
State of Illinois, GO 4.95%, 6/1/2023	160,000	162,686
5.10%, 6/1/2033	1,445,000	1,386,839

		1,930,861

Massachusetts 0.0%†
Commonwealth of Massachusetts, GO, Series E, 4.20%, 12/1/2021	500,000	511,485

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Municipal Bonds (continued)

	Principal Amount	Value
New Jersey 0.1%
New Jersey Economic Development Authority, RB, AGM Insured, Series B, 0.00%, 2/15/2020(g)	$650,000	$621,225
New Jersey Economic Development Authority, RB, NATL-RE Insured, Series A, 7.43%, 2/15/2029	125,000	149,902
New Jersey State Turnpike Authority, RB, Series F, 7.41%, 1/1/2040	790,000	1,130,324
Rutgers-State University of New Jersey, RB, Series H, 5.67%, 5/1/2040	250,000	292,175

		2,193,626

New York 0.1%
Metropolitan Transportation Authority, RB, Series C, 7.34%, 11/15/2039	460,000	656,006
New York City Municipal Water Finance Authority, RB, Series AA, 5.44%, 6/15/2043	300,000	360,507
New York City Transitional Finance Authority, RB, Series B, 5.57%, 11/1/2038	500,000	588,660
New York State Dormitory Authority, State Personal Income Tax Revenue, Series F, 5.63%, 3/15/2039	250,000	290,317
Port Authority of New York & New Jersey, RB, 6.04%, 12/1/2029	620,000	737,757

		2,633,247

Ohio 0.0%†
American Municipal Power Inc., RB, Series E, 6.27%, 2/15/2050	165,000	200,330
JobsOhio Beverage System, RB, Series B, 4.53%, 1/1/2035	100,000	105,768
Ohio State University (The), RB, Series C, 4.91%, 6/1/2040	150,000	168,799

		474,897

South Carolina 0.0%†
South Carolina State Public Service Authority, RB, Series C, 6.45%, 1/1/2050	100,000	129,062

Texas 0.1%
Dallas Area Rapid Transit, RB, Series B, 6.00%, 12/1/2044	200,000	258,086
State of Texas, GO, Series A, 4.63%, 4/1/2033	350,000	374,231
Texas Transportation Commission, RB, Series B, 5.18%, 4/1/2030	150,000	168,747
University of Texas System, RB Series A, 5.26%, 7/1/2039	260,000	310,895
Series C, 4.79%, 8/15/2046	200,000	222,480

		1,334,439

Washington 0.0%†
State of Washington Motor Vehicle Fuel Tax, GO, Series F, 5.14%, 8/1/2040	200,000	233,430

Total Municipal Bonds (cost $14,959,090)		17,157,712

Supranational 1.3%

	Principal Amount	Value
Asian Development Bank 1.75%, 1/10/2020	2,000,000	1,973,488
1.63%, 5/5/2020	1,500,000	1,470,777
1.63%, 8/26/2020	500,000	488,116
1.88%, 2/18/2022	500,000	481,180
2.75%, 3/17/2023	1,000,000	985,696
Corp. Andina de Fomento, 4.38%, 6/15/2022	350,000	359,114
European Bank for Reconstruction & Development, 1.63%, 5/5/2020(b)	2,000,000	1,960,864
European Investment Bank 1.38%, 6/15/2020(b)	500,000	487,406
1.63%, 8/14/2020(b)	500,000	488,305
4.00%, 2/16/2021	500,000	511,598
2.00%, 3/15/2021	1,000,000	977,216
2.38%, 5/13/2021	2,000,000	1,969,753
1.38%, 9/15/2021(b)	2,000,000	1,907,912
2.25%, 3/15/2022(b)	500,000	486,689
2.50%, 3/15/2023	500,000	487,297
2.38%, 5/24/2027(b)	2,000,000	1,875,973
Inter-American Development Bank 1.75%, 10/15/2019	1,000,000	989,793
1.38%, 7/15/2020(b)	750,000	730,369
2.13%, 11/9/2020	750,000	737,719
1.88%, 3/15/2021	500,000	487,170
1.75%, 4/14/2022	500,000	478,311
2.50%, 1/18/2023(b)	2,000,000	1,954,306
6.80%, 10/15/2025	413,000	495,536
International Bank for Reconstruction & Development 1.13%, 11/27/2019	1,000,000	980,923
1.38%, 5/24/2021	1,000,000	960,133
2.13%, 12/13/2021	2,000,000	1,947,466
2.00%, 1/26/2022	750,000	725,559
1.63%, 2/10/2022(b)	500,000	477,662
7.63%, 1/19/2023	973,000	1,148,171
International Finance Corp. 1.63%, 7/16/2020(b)	500,000	488,835
1.13%, 7/20/2021(b)	1,000,000	950,230

Total Supranational (cost $30,995,544)		30,463,567

U.S. Government Agency Securities 1.6%

	Principal Amount	Value
FHLB 2.38%, 3/30/2020(b)	5,000,000	4,969,630
3.63%, 6/11/2021	3,500,000	3,566,339
2.75%, 12/13/2024	1,000,000	979,643
5.50%, 7/15/2036	1,500,000	1,908,313
FHLMC 1.38%, 5/1/2020(b)	5,000,000	4,891,100
1.13%, 8/12/2021	4,169,000	3,967,429
2.38%, 1/13/2022	6,000,000	5,896,350
6.75%, 9/15/2029	557,000	728,193
6.25%, 7/15/2032(b)	1,245,000	1,641,427
FNMA 1.25%, 8/17/2021(b)	2,000,000	1,910,470
2.38%, 1/19/2023(b)	2,000,000	1,949,734
6.25%, 5/15/2029(b)	2,500,000	3,152,482
Tennessee Valley Authority, 4.88%, 01/15/2048	500,000	593,419

Total U.S. Government Agency Securities (cost $36,373,691)		36,154,529

U.S. Treasury Obligations 37.5%

	Principal Amount	Value
U.S. Treasury Bonds 8.00%, 11/15/2021	2,210,000	2,545,385
7.63%, 11/15/2022	2,000,000	2,362,813
6.25%, 8/15/2023	6,000,000	6,896,719
6.88%, 8/15/2025	449,000	556,409
6.00%, 2/15/2026	4,042,000	4,836,979
6.50%, 11/15/2026	3,000,000	3,749,297
6.38%, 8/15/2027	1,000,000	1,257,891
6.13%, 11/15/2027	4,000,000	4,976,406
5.25%, 2/15/2029(b)	200,000	238,750
5.38%, 2/15/2031(b)	4,000,000	4,942,969

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Bonds (continued)
5.00%, 5/15/2037(b)	$305,000	$385,968
4.38%, 2/15/2038(b)	3,000,000	3,540,234
4.25%, 5/15/2039	1,500,000	1,749,258
4.50%, 8/15/2039	1,080,000	1,301,189
4.38%, 11/15/2039	300,000	355,980
4.63%, 2/15/2040	5,000,000	6,130,273
4.38%, 5/15/2040	1,600,000	1,901,188
3.88%, 8/15/2040	1,000,000	1,110,273
4.25%, 11/15/2040(b)	1,400,000	1,638,328
4.75%, 2/15/2041	2,600,000	3,253,148
3.75%, 8/15/2041	8,000,000	8,730,938
3.13%, 11/15/2041	7,100,000	7,029,555
3.13%, 2/15/2042	1,000,000	989,766
3.00%, 5/15/2042	1,000,000	968,555
2.75%, 8/15/2042	5,500,000	5,093,301
2.75%, 11/15/2042	1,500,000	1,388,203
3.13%, 2/15/2043	4,750,000	4,692,480
2.88%, 5/15/2043	2,000,000	1,890,781
3.63%, 8/15/2043	2,000,000	2,146,172
3.75%, 11/15/2043	5,000,000	5,474,805
3.63%, 2/15/2044	2,500,000	2,685,547
3.38%, 5/15/2044	500,000	515,566
3.13%, 8/15/2044	5,700,000	5,628,527
3.00%, 11/15/2044	7,500,000	7,239,551
2.50%, 2/15/2045	15,800,000	13,837,961
3.00%, 5/15/2045	5,500,000	5,307,070
2.88%, 8/15/2045	7,300,000	6,873,977
3.00%, 11/15/2045	9,100,000	8,776,168
2.50%, 2/15/2046	5,000,000	4,363,672
2.50%, 5/15/2046	2,100,000	1,831,266
2.88%, 11/15/2046	6,000,000	5,642,812
3.00%, 2/15/2047	5,000,000	4,818,555
3.00%, 5/15/2047	5,500,000	5,297,187
2.75%, 8/15/2047	4,500,000	4,121,191
2.75%, 11/15/2047	3,000,000	2,746,289
3.00%, 2/15/2048(b)	1,500,000	1,443,574
3.00%, 8/15/2048	5,000,000	4,811,914
U.S. Treasury Notes 1.50%, 11/30/2019	10,500,000	10,356,035
1.75%, 11/30/2019	14,000,000	13,847,422
1.13%, 12/31/2019	3,000,000	2,941,758
1.63%, 12/31/2019	7,620,000	7,518,202
3.63%, 2/15/2020	7,480,000	7,566,780
1.38%, 2/29/2020	6,000,000	5,885,625
2.25%, 2/29/2020(b)	9,700,000	9,632,555
1.13%, 3/31/2020	5,000,000	4,880,273
1.38%, 3/31/2020(b)	15,000,000	14,695,313
1.38%, 4/30/2020	4,800,000	4,695,937
3.50%, 5/15/2020	19,400,000	19,614,461
1.88%, 6/30/2020	1,000,000	984,219
1.50%, 7/15/2020	8,000,000	7,818,125
1.63%, 7/31/2020	5,000,000	4,894,141
2.00%, 7/31/2020	7,000,000	6,899,648
2.63%, 8/15/2020	4,710,000	4,693,257
1.38%, 8/31/2020	5,000,000	4,866,016
2.00%, 9/30/2020	5,000,000	4,919,727
2.75%, 9/30/2020	20,000,000	19,972,656
1.38%, 10/31/2020	5,000,000	4,852,930
1.75%, 10/31/2020	6,000,000	5,868,516
2.63%, 11/15/2020	15,300,000	15,229,476
2.00%, 11/30/2020	1,000,000	982,305
1.88%, 12/15/2020(b)	12,000,000	11,752,500
1.75%, 12/31/2020	9,100,000	8,883,875
2.38%, 12/31/2020	1,000,000	989,727
1.38%, 1/31/2021	4,000,000	3,866,719
2.13%, 1/31/2021	5,000,000	4,917,578
2.25%, 2/15/2021(b)	10,000,000	9,860,547
3.63%, 2/15/2021	9,000,000	9,154,336
1.25%, 3/31/2021	5,000,000	4,807,227
2.25%, 4/30/2021	12,000,000	11,815,781
3.13%, 5/15/2021	6,000,000	6,037,969
1.38%, 5/31/2021	3,000,000	2,885,156
2.25%, 7/31/2021(b)	8,200,000	8,059,062
2.13%, 8/15/2021	1,500,000	1,468,828
1.13%, 9/30/2021	5,000,000	4,748,437
2.13%, 9/30/2021	7,000,000	6,846,875
1.25%, 10/31/2021	5,000,000	4,759,180
2.00%, 11/15/2021	6,000,000	5,840,859
1.88%, 11/30/2021(b)	4,000,000	3,877,969
2.00%, 12/31/2021	9,500,000	9,235,410
1.50%, 1/31/2022	5,000,000	4,777,930
1.75%, 2/28/2022	3,000,000	2,887,734
1.88%, 2/28/2022	18,000,000	17,398,828
1.75%, 3/31/2022	20,500,000	19,712,031
1.75%, 4/30/2022	7,000,000	6,724,102
1.88%, 4/30/2022	2,500,000	2,412,207
1.75%, 5/15/2022	4,000,000	3,840,312
1.75%, 5/31/2022	10,000,000	9,596,094
2.13%, 6/30/2022	11,500,000	11,176,563
2.00%, 7/31/2022	10,500,000	10,149,727
1.88%, 8/31/2022	10,000,000	9,611,328
1.75%, 9/30/2022	22,500,000	21,500,684
1.88%, 10/31/2022	6,000,000	5,756,953
2.00%, 10/31/2022	5,000,000	4,821,094
1.63%, 11/15/2022	1,300,000	1,234,137
2.00%, 11/30/2022(b)	8,500,000	8,189,551
2.13%, 12/31/2022	15,500,000	14,996,855
1.75%, 1/31/2023	7,600,000	7,232,766
2.00%, 2/15/2023	6,000,000	5,768,906
1.50%, 2/28/2023	7,000,000	6,583,828
2.63%, 2/28/2023	5,000,000	4,935,937
1.50%, 3/31/2023	8,500,000	7,986,680
2.75%, 4/30/2023	5,000,000	4,958,789
1.75%, 5/15/2023	5,000,000	4,742,383
1.63%, 5/31/2023	2,000,000	1,885,703
2.75%, 8/31/2023(b)	14,000,000	13,877,500
1.38%, 9/30/2023	3,500,000	3,244,609
2.75%, 11/15/2023	5,000,000	4,951,367
2.13%, 11/30/2023(b)	8,500,000	8,161,328
2.75%, 2/15/2024	2,500,000	2,473,340
2.50%, 5/15/2024(b)	7,000,000	6,826,914
2.00%, 5/31/2024	3,800,000	3,607,180
2.13%, 7/31/2024	6,500,000	6,201,660
2.38%, 8/15/2024	24,353,000	23,549,161
2.13%, 9/30/2024	4,000,000	3,811,094
2.25%, 11/15/2024	550,000	527,076
2.13%, 11/30/2024	3,800,000	3,614,453
2.00%, 2/15/2025	4,200,000	3,955,547
2.13%, 5/15/2025	8,300,000	7,858,738
2.00%, 8/15/2025	21,000,000	19,679,297
2.25%, 11/15/2025	8,500,000	8,079,316
1.63%, 2/15/2026	8,500,000	7,713,418
1.63%, 5/15/2026	3,000,000	2,713,828
1.50%, 8/15/2026	6,000,000	5,357,344
2.25%, 2/15/2027	11,200,000	10,542,437
2.38%, 5/15/2027	10,700,000	10,158,730
2.25%, 8/15/2027	10,000,000	9,378,125
2.25%, 11/15/2027	12,000,000	11,232,187
2.75%, 2/15/2028	4,000,000	3,899,844
2.88%, 8/15/2028(b)	3,000,000	2,953,828

Total U.S. Treasury Obligations (cost $890,104,693)		864,747,695

Repurchase Agreements 2.5%

	Principal Amount	Value
BNP Paribas Securities Corp. 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $3,001,272, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $3,060,000.(h)	3,000,000	3,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Deutsche Bank Securities, Inc. 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $4,001,680, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $4,080,000.(h)	$4,000,000	$4,000,000
HSBC Securities, Inc. 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(h)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc. 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $20,682,238, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $21,091,892.(h)	20,678,326	20,678,326
NatWest Markets Securities, Inc. 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $5,002,120, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $5,101,237.(h)	5,000,000	5,000,000
NatWest Markets Securities, Inc. 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(h)	5,000,000	5,000,000
Pershing LLC 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $14,002,707, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $14,280,002.(h)	14,000,000	14,000,000

Total Repurchase Agreements (cost $56,678,326)		56,678,326

Total Investments (cost $2,388,730,879) — 101.5%		2,340,600,574
Liabilities in excess of other assets — (1.5)%		(35,642,414)

NET ASSETS — 100.0%		$2,304,958,160

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(b)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $177,113,948, which was collateralized by cash used to purchase repurchase agreements with a total value of $56,678,326 and by $125,536,029 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2048, a total value of $182,214,355.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(e)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $8,988,324 which represents 0.39% of net assets.

(f)	Investment in affiliate.
(g)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $56,678,326.
†	Amount rounds to less than 0.1%. Asset Types

ACES	Alternative Credit Enhancement Services
AGM	Assured Guaranty Municipal Corp.
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
NATL	National Public Finance Guarantee Corp.
RB	Revenue Bond
RE	Reinsured
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Bond Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 2 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 90.0%
Nationwide International Small Cap Fund, Class R6(a)	631,043	$7,231,751
NVIT Emerging Markets Fund, Class Y(a)	598,309	7,275,437
NVIT Multi-Manager International Growth Fund, Class Y(a)	1,388,311	14,521,735
NVIT Multi-Manager International Value Fund, Class Y(a)	1,324,663	14,465,322
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,018,866	27,577,709
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	2,657,475	27,265,689
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	254,054	3,061,353
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	313,481	3,059,571
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	116,670	2,444,240
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	180,080	2,404,070

Total Equity Funds (cost $109,079,125)		109,306,877

Fixed Income Funds 10.0%
Nationwide Bond Fund, Class R6(a)	131,060	1,229,347
NVIT Core Bond Fund, Class Y(a)	456,464	4,847,643
NVIT Core Plus Bond Fund, Class Y(a)	548,114	6,067,617

Total Fixed Income Funds (cost $12,419,482)		12,144,607

Total Investment Companies (cost $121,498,607)		121,451,484

Total Investments (cost $121,498,607) — 100.0%		121,451,484
Liabilities in excess of other assets — 0.0%†		(58,356)

NET ASSETS — 100.0%		$121,393,128

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Balanced Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 49.7%
Nationwide International Small Cap Fund, Class R6(a)	4,675,825	$53,584,952
NVIT Emerging Markets Fund, Class Y(a)	4,217,176	51,280,861
NVIT Multi-Manager International Growth Fund, Class Y(a)	16,689,217	174,569,215
NVIT Multi-Manager International Value Fund, Class Y(a)	15,781,173	172,330,406
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	19,400,264	265,007,610
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	25,562,427	262,270,503
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	2,808,998	33,848,420
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	3,464,419	33,812,730
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,089,210	22,818,940
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	1,710,329	22,832,892

Total Equity Funds (cost $1,057,564,400)		1,092,356,529

Fixed Income Funds 50.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	3,410,520	33,798,256
Nationwide Bond Fund, Class R6(a)	8,320,199	78,043,464
NVIT Core Bond Fund, Class Y(a)	29,090,602	308,942,191
NVIT Core Plus Bond Fund, Class Y(a)	33,861,252	374,844,063
NVIT Short Term Bond Fund, Class Y(a)	29,907,279	308,643,118

Total Fixed Income Funds (cost $1,137,452,677)		1,104,271,092

Total Investment Companies (cost $2,195,017,077)		2,196,627,621

Total Investments (cost $2,195,017,077) — 100.0%		2,196,627,621
Liabilities in excess of other assets — 0.0%†		(723,784)

NET ASSETS — 100.0%		$2,195,903,837

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 69.7%
Nationwide International Small Cap Fund, Class R6(a)	9,059,435	$103,821,122
NVIT Emerging Markets Fund, Class Y(a)	8,170,800	99,356,934
NVIT Multi-Manager International Growth Fund, Class Y(a)	22,741,122	237,872,134
NVIT Multi-Manager International Value Fund, Class Y(a)	21,440,825	234,133,810
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	38,227,557	522,188,427
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	50,514,869	518,282,553
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,514,543	42,350,245
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	4,321,682	42,179,618
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,385,965	29,035,975
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,096,770	27,991,878

Total Equity Funds (cost $1,752,608,816)		1,857,212,696

Fixed Income Funds 30.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	2,799,064	27,738,725
Nationwide Bond Fund, Class R6(a)	5,936,406	55,683,484
NVIT Core Bond Fund, Class Y(a)	25,325,457	268,956,352
NVIT Core Plus Bond Fund, Class Y(a)	28,949,675	320,472,902
NVIT Short Term Bond Fund, Class Y(a)	13,134,203	135,544,971

Total Fixed Income Funds (cost $832,828,403)		808,396,434

Total Investment Companies (cost $2,585,437,219)		2,665,609,130

Total Investments (cost $2,585,437,219) — 100.0%		2,665,609,130
Liabilities in excess of other assets — 0.0%†		(860,296)

NET ASSETS — 100.0%		$2,664,748,834

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Capital Appreciation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 19.9%
NVIT Emerging Markets Fund, Class Y(a)	553,816	$6,734,397
NVIT Multi-Manager International Growth Fund, Class Y(a)	2,238,322	23,412,843
NVIT Multi-Manager International Value Fund, Class Y(a)	2,133,320	23,295,850
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	2,712,072	37,046,904
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	3,579,456	36,725,223
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	279,323	3,365,843
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	344,052	3,357,947

Total Equity Funds (cost $130,048,812)		133,939,007

Fixed Income Funds 80.1%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,699,500	16,842,045
Nationwide Bond Fund, Class R6(a)	3,959,474	37,139,867
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,806,203	26,939,547
NVIT Core Bond Fund, Class Y(a)	10,771,020	114,388,230
NVIT Core Plus Bond Fund, Class Y(a)	13,369,341	147,998,603
NVIT Short Term Bond Fund, Class Y(a)	18,882,200	194,864,303

Total Fixed Income Funds (cost $556,097,384)		538,172,595

Total Investment Companies (cost $686,146,196)		672,111,602

Total Investments (cost $686,146,196) — 100.0%		672,111,602
Liabilities in excess of other assets — 0.0%†		(242,866)

NET ASSETS — 100.0%		$671,868,736

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Investment Companies 94.4%

	Shares	Value
Equity Funds 47.4%
Nationwide International Small Cap Fund, Class R6(a)	1,162,359	$13,320,639
NVIT Emerging Markets Fund, Class Y(a)	1,075,413	13,077,023
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,107,657	42,966,096
NVIT Multi-Manager International Value Fund, Class Y(a)	3,987,248	43,540,743
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	4,968,117	67,864,480
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	6,509,519	66,787,665
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	699,930	8,434,152
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	850,765	8,303,466
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	264,573	5,542,795
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	403,331	5,384,466

Total Equity Funds (cost $277,254,028)		275,221,525

Fixed Income Funds 47.0%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	823,605	8,161,923
Nationwide Bond Fund, Class R6(a)	2,035,183	19,090,013
NVIT Core Bond Fund, Class Y(a)	7,177,803	76,228,270
NVIT Core Plus Bond Fund, Class Y(a)	8,356,692	92,508,577
NVIT Short Term Bond Fund, Class Y(a)	7,413,706	76,509,445

Total Fixed Income Funds (cost $280,219,443)		272,498,228

Total Investment Companies (cost $557,473,471)		547,719,753

Total Investments (cost $557,473,471) — 94.4%		547,719,753
Other assets in excess of liabilities — 5.6%		32,333,016

NET ASSETS — 100.0%		$580,052,769

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	434	12/2018	USD	42,868,350	702,151
Russell 2000 E-Mini Index	73	12/2018	USD	6,207,920	(75,009)
S&P 500 E-Mini Index	269	12/2018	USD	39,260,550	339,326
S&P Midcap 400 E-Mini Index	71	12/2018	USD	14,378,920	(123,375)

					843,093

At September 30, 2018, the Fund has $4,841,155 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 50%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 65% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth & Income Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$1,041,477

Total		$1,041,477

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(198,384)

Total		$(198,384)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Investment Companies 94.7%

	Shares	Value
Equity Funds 57.1%
Nationwide International Small Cap Fund, Class R6(a)	3,035,816	$34,790,449
NVIT Emerging Markets Fund, Class Y(a)	3,745,542	45,545,793
NVIT Multi-Manager International Growth Fund, Class Y(a)	8,939,755	93,509,836
NVIT Multi-Manager International Value Fund, Class Y(a)	8,677,662	94,760,074
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	14,412,860	196,879,669
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	18,885,503	193,765,256
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	1,522,652	18,347,961
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	1,851,059	18,066,332
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	575,618	12,059,203
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	877,582	11,715,721

Total Equity Funds (cost $730,770,500)		719,440,294

Fixed Income Funds 37.6%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,792,055	17,759,266
Nationwide Bond Fund, Class R6(a)	3,163,436	29,673,032
NVIT Core Bond Fund, Class Y(a)	13,387,928	142,179,796
NVIT Core Plus Bond Fund, Class Y(a)	16,045,442	177,623,044
NVIT Short Term Bond Fund, Class Y(a)	10,371,009	107,028,813

Total Fixed Income Funds (cost $487,196,652)		474,263,951

Total Investment Companies (cost $1,217,967,152)		1,193,704,245

Total Investments (cost $1,217,967,152) — 94.7%		1,193,704,245

Other assets in excess of liabilities — 5.3%		66,994,176

NET ASSETS — 100.0%		$1,260,698,421

*	Denotes a non-income producing security.
(a)	Investment in affiliate.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	1,114	12/2018	USD	110,035,350	1,672,320
Russell 2000 E-Mini Index	241	12/2018	USD	20,494,640	(245,994)
S&P 500 E-Mini Index	800	12/2018	USD	116,760,000	888,097
S&P Midcap 400 E-Mini Index	217	12/2018	USD	43,946,840	(398,753)

					1,915,670

At September 30, 2018, the Fund has $13,666,235 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Managed Growth Fund

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,560,417

Total		$2,560,417

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(644,747)

Total		$(644,747)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Moderate Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 59.7%
Nationwide International Small Cap Fund, Class R6(a)	6,742,719	$77,271,560
NVIT Emerging Markets Fund, Class Y(a)	8,108,440	98,598,629
NVIT Multi-Manager International Growth Fund, Class Y(a)	20,049,518	209,717,960
NVIT Multi-Manager International Value Fund, Class Y(a)	19,002,452	207,506,779
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	31,150,349	425,513,766
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	41,036,963	421,039,238
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	3,452,176	41,598,722
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	4,221,837	41,205,130
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	1,351,485	28,313,601
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	2,078,265	27,744,833

Total Equity Funds (cost $1,504,550,492)		1,578,510,218

Fixed Income Funds 40.3%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	4,166,552	41,290,529
Nationwide Bond Fund, Class R6(a)	7,274,792	68,237,553
NVIT Core Bond Fund, Class Y(a)	30,052,977	319,162,621
NVIT Core Plus Bond Fund, Class Y(a)	35,935,596	397,807,048
NVIT Short Term Bond Fund, Class Y(a)	23,267,248	240,117,999

Total Fixed Income Funds (cost $1,099,907,601)		1,066,615,750

Total Investment Companies (cost $2,604,458,093)		2,645,125,968

Total Investments (cost $2,604,458,093) — 100.0%		2,645,125,968
Liabilities in excess of other assets — 0.0%†		(855,363)

NET ASSETS — 100.0%		$2,644,270,605

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.
Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30. 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 79.9%
Nationwide International Small Cap Fund, Class R6(a)	1,831,267	$20,986,324
NVIT Emerging Markets Fund, Class Y(a)	1,350,426	16,421,176
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,492,360	46,990,089
NVIT Multi-Manager International Value Fund, Class Y(a)	4,265,102	46,574,915
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,809,449	93,017,078
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,918,433	91,503,118
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	558,071	6,724,752
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	682,462	6,660,825
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	319,805	6,699,920
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	495,359	6,613,043

Total Equity Funds (cost $329,429,521)		342,191,240

Fixed Income Funds 20.1%
Nationwide Bond Fund, Class R6(a)	950,587	8,916,502
NVIT Core Bond Fund, Class Y(a)	3,232,172	34,325,667
NVIT Core Plus Bond Fund, Class Y(a)	3,864,728	42,782,536

Total Fixed Income Funds (cost $89,102,345)		86,024,705

Total Investment Companies (cost $418,531,866)		428,215,945

Total Investments (cost $418,531,866) — 100.0%		428,215,945
Liabilities in excess of other assets — 0.0%†		(155,996)

NET ASSETS — 100.0%		$428,059,949

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At June 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

Investment Companies 100.0%

	Shares	Value
Equity Funds 39.8%
Nationwide International Small Cap Fund, Class R6(a)	1,004,855	$11,515,639
NVIT Emerging Markets Fund, Class Y(a)	906,289	11,020,480
NVIT Multi-Manager International Growth Fund, Class Y(a)	4,481,914	46,880,825
NVIT Multi-Manager International Value Fund, Class Y(a)	4,290,857	46,856,156
NVIT Multi-Manager Large Cap Growth Fund, Class Y(a)	6,708,613	91,639,649
NVIT Multi-Manager Large Cap Value Fund, Class Y(a)	8,799,171	90,279,490
NVIT Multi-Manager Mid Cap Growth Fund, Class Y*(a)	344,748	4,154,218
NVIT Multi-Manager Mid Cap Value Fund, Class Y(a)	425,389	4,151,798
NVIT Multi-Manager Small Cap Growth Fund, Class Y*(a)	197,560	4,138,877
NVIT Multi-Manager Small Cap Value Fund, Class Y(a)	309,863	4,136,673

Total Equity Funds (cost $307,339,273)		314,773,805

Fixed Income Funds 60.2%
DoubleLine NVIT Total Return Tactical Fund, Class Y(a)	1,621,919	16,073,217
Nationwide Bond Fund, Class R6(a)	3,413,326	32,016,993
Nationwide Inflation-Protected Securities Fund, Class R6(a)	1,672,604	16,056,998
NVIT Core Bond Fund, Class Y(a)	11,220,582	119,162,581
NVIT Core Plus Bond Fund, Class Y(a)	12,913,027	142,947,209
NVIT Short Term Bond Fund, Class Y(a)	14,606,652	150,740,646

Total Fixed Income Funds (cost $491,589,044)		476,997,644

Total Investment Companies (cost $798,928,317)		791,771,449

Total Investments (cost $798,928,317) — 100.0%		791,771,449
Liabilities in excess of other assets — 0.0%†		(279,678)

NET ASSETS — 100.0%		$791,491,771

*	Denotes a non-income producing security.
(a)	Investment in affiliate.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT CardinalSM Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities 19.9%

	Principal Amount	Value
Airlines 2.4%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$10,112,557	$9,910,306
American Airlines Pass-Through Trust, Series 2017-1, Class B, 4.95%, 2/15/2025	3,071,250	3,091,965
British Airways Pass-Through Trust, Series 2013-1, Class A, 4.63%, 6/20/2024(a)	7,794,072	7,969,439
Continental Airlines Pass-Through Trust, Series 2000-2, Class A-1, 7.71%, 4/2/2021	60,485	63,848
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A, 4.10%, 4/1/2028	6,647,996	6,623,066
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	8,135,995	7,815,289

		35,473,913

Automobiles 4.3%
Credit Acceptance Auto Loan Trust Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	4,545,000	4,524,714
Series 2017-1A, Class A, 2.56%, 10/15/2025(a)	8,000,000	7,961,412
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	6,250,000	6,193,385
First Investors Auto Owner Trust, Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	6,900,000	6,827,332
Flagship Credit Auto Trust, Series 2016-1, Class A, 2.77%, 12/15/2020(a)	1,660,352	1,660,503
NextGear Floorplan Master Owner Trust, Series 2015-2A, Class A, 2.38%, 10/15/2020(a)	11,019,000	11,018,091
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	13,000,000	12,981,314
Santander Drive Auto Receivables Trust, Series 2018-4, Class A1, 2.41%, 8/15/2019	3,209,971	3,209,226
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	6,111,738	6,109,932
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1, 2.53%, 9/16/2019(a)	4,785,240	4,785,240

		65,271,149

Home Equity 0.7%
RASC Trust, Series 2005-KS12, Class M2, 2.68%, 1/25/2036(b)	10,000,000	9,919,977

Other 12.5%
American Homes 4 Rent Trust Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	7,463,242	7,426,308
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	7,500,395	7,367,752
AMMC CLO 22 Ltd. Series 2018-22A, Class A, 3.37%, 4/25/2031(a)(b)	7,500,000	7,449,472
Series 2018-22A, Class B, 3.79%, 4/25/2031(a)(b)	5,000,000	4,931,565
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	5,235,760	5,246,273
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	6,333,630	6,346,326
CCG Receivables Trust Series 2018-2, Class A1, 2.47%, 8/14/2019(a)	4,720,863	4,721,045
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	7,500,000	7,483,037
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.69%, 10/17/2030(a)(b)	6,500,000	6,523,491
CVS Pass-Through Trust, 6.94%, 1/10/2030	9,935,777	11,090,068
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.03%, 7/18/2030(a)(b)	8,000,000	8,007,608
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	5,315,524	5,171,631
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	895,248	887,360
HERO Funding Trust Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	6,005,333	6,000,922
Series 2014-2A, Class A, 3.99%, 9/21/2040(a)	1,849,270	1,892,128
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.16%, 7/17/2037(a)(b)	13,487,467	13,568,915
Neuberger Berman Loan Advisers CLO 24 Ltd., Series 2017-24A, Class A, 3.57%, 4/19/2030(a)(b)	6,000,000	6,003,090
Newcastle Mortgage Securities Trust, Series 2006-1, Class M2, 2.59%, 3/25/2036(b)	12,000,000	11,926,513
NRZ Advance Receivables Trust 2015-ON1, Series 2016-T5, Class AT5, 3.33%, 12/15/2051(a)	8,000,000	7,899,472
NRZ Advance Receivables Trust Advance Receivables Backed, Series 2016-T3, Class AT3, 2.83%, 10/16/2051(a)	20,000,000	19,448,816
Oak Hill Advisors Residential Loan Trust, Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(c)	1,215,994	1,197,631
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(a)	3,200,000	3,197,792
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)(d)(e)	8,150,000	8,109,250
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.46%, 1/25/2036(b)	1,764,000	1,771,613
Renew, Series 2018-1, Class A, 3.95%, 9/20/2053(a)	7,510,140	7,470,407
Structured Asset Investment Loan Trust, Series 2004-7, Class A7, 3.06%, 8/25/2034(b)	3,989,142	4,005,243
Thacher Park CLO Ltd., Series 2014-1A, Class BR, 3.90%, 10/20/2026(a)(b)	10,000,000	9,990,940

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Value
Other (continued)
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	$1,606,836	$1,602,601

		186,737,269

Total Asset-Backed Securities (cost $297,679,612)		297,402,308

Collateralized Mortgage Obligations 2.5%

	Principal Amount	Value
Chase Mortgage Trust Series 2016-1, Class M2, 3.75%, 4/25/2045(a)(b)	1,989,581	1,950,011
Series 2016-2, Class M2, 3.75%, 12/25/2045(a)(b)	11,650,696	11,399,838
Citigroup Mortgage Loan Trust, Series 2015-A, Class A1, 3.50%, 6/25/2058(a)(b)	1,814,864	1,797,051
FHLMC REMICS Series 2653, Class C, 3.88%, 6/15/2023	745,581	745,289
Series 3665, Class KA, 3.00%, 5/15/2036	722,703	720,073
FNMA REMICS Series 2007-6, Class PA, 5.50%, 2/25/2037	192,635	199,076
Series 2010-122, Class TG, 3.00%, 4/25/2039	686,659	684,379
Series 2009-78, Class BM, 4.00%, 6/25/2039	651,197	659,426
GNMA REMICS Series 2010-37, Class ML, 4.50%, 12/20/2038	2,182,142	2,209,266
Series 2010-112, Class QM, 2.50%, 9/20/2039	977,179	950,617
Impac Secured Assets Corp., Series 2004-3, Class 1A5, 3.16%, 11/25/2034(b)	66,156	66,151
New Residential Mortgage Loan Trust Series 2014-2A, Class A3, 3.75%, 5/25/2054(a)(b)	1,458,727	1,458,949
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,481,389	2,469,424
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	2,537,413	2,544,560
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	3,169,940	3,229,829
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	3,465,786	3,497,889
Sequoia Mortgage Trust, Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	3,150,000	3,194,318

Total Collateralized Mortgage Obligations (cost $38,653,010)		37,776,146

Commercial Mortgage-Backed Securities 4.8%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	5,000,000	4,916,785
BB-UBS Trust, Series 2012-SHOW, Class B, 3.88%, 11/5/2036(a)	5,000,000	4,942,493
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A, 2.87%, 11/10/2031(a)(b)	7,388,000	7,120,750
COMM Mortgage Trust, Series 2014-TWC, Class B, 3.75%, 2/13/2032(a)(b)	10,000,000	10,018,742
CSMC Trust, Series 2015-GLPA, Class A, 3.88%, 11/15/2037(a)	9,649,104	9,724,537
DBUBS Mortgage Trust, Series 2011-LC1A, Class A3, 5.00%, 11/10/2046(a)	2,250,000	2,322,388
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18, Class 300B, 4.00%, 8/15/2031	10,500,000	10,417,433
Morgan Stanley Capital I Trust Series 2014-CPT, Class AM, 3.52%, 7/13/2029(a)(b)	3,500,000	3,478,803
Series 2014-CPT, Class C, 3.56%, 7/13/2029(a)(b)	11,000,000	10,832,117
Series 2011-C1, Class A4, 5.03%, 9/15/2047(a)(b)	2,948,931	3,034,401
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS3, Class A4, 3.62%, 9/15/2057	5,000,000	4,964,591

Total Commercial Mortgage-Backed Securities (cost $73,751,317)		71,773,040

Corporate Bonds 41.2%

	Principal Amount	Value
Aerospace & Defense 1.0%
Huntington Ingalls Industries, Inc., 3.48%, 12/1/2027	3,750,000	3,512,250
Lockheed Martin Corp., 3.55%, 1/15/2026	5,250,000	5,188,447
United Technologies Corp., 4.13%, 11/16/2028	4,000,000	3,972,681
4.15%, 5/15/2045	3,000,000	2,789,649

		15,463,027

Banks 5.3%
Bank of America Corp., 4.20%, 8/26/2024	5,000,000	5,023,376
Series L, 3.95%, 4/21/2025	3,500,000	3,426,851
4.25%, 10/22/2026	3,000,000	2,965,618
Series L, 4.18%, 11/25/2027	4,000,000	3,904,127
BNP Paribas SA, 4.38%, 5/12/2026(a)	3,500,000	3,408,105
Citigroup, Inc., 2.50%, 7/29/2019	5,000,000	4,988,999
4.45%, 9/29/2027	5,000,000	4,942,228
Citizens Financial Group, Inc., 4.35%, 8/1/2025	6,200,000	6,120,891
4.30%, 12/3/2025	4,000,000	3,944,125
Cooperatieve Rabobank UA, 4.63%, 12/1/2023	5,000,000	5,076,225

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
HSBC Holdings plc, 4.38%, 11/23/2026	$3,500,000	$3,439,978
ING Groep NV, 3.95%, 3/29/2027(e)	5,000,000	4,799,168
JPMorgan Chase & Co., Series I, (ICE LIBOR USD 3 Month + 3.47%), 5.81%, 10/30/2018(f)(g)	1,000,000	1,004,250
3.88%, 9/10/2024	3,000,000	2,971,371
4.95%, 6/1/2045	1,500,000	1,572,975
PNC Bank NA, 2.70%, 11/1/2022	10,300,000	9,922,595
UBS Group Funding Switzerland AG, 2.95%, 9/24/2020(a)	5,000,000	4,952,500
2.65%, 2/1/2022(a)	5,000,000	4,833,241
4.13%, 4/15/2026(a)(e)	2,000,000	1,983,360

		79,279,983

Beverages 0.7%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	5,000,000	4,858,478
4.90%, 2/1/2046	2,000,000	2,022,642
Anheuser-Busch InBev Worldwide, Inc., 4.00%, 4/13/2028	3,000,000	2,957,021

		9,838,141

Biotechnology 0.9%
AbbVie, Inc., 3.60%, 5/14/2025	6,000,000	5,807,216
3.20%, 5/14/2026(e)	2,000,000	1,862,266
Gilead Sciences, Inc., 4.80%, 4/1/2044	3,000,000	3,101,267
4.50%, 2/1/2045	2,500,000	2,483,715

		13,254,464

Capital Markets 1.8%
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(a)(g)	3,000,000	2,820,980
FMR LLC, 7.49%, 6/15/2019(a)	3,250,000	3,349,464
6.50%, 12/14/2040(a)	3,000,000	3,753,142
5.15%, 2/1/2043(a)	1,000,000	1,076,798
Morgan Stanley, 5.75%, 1/25/2021	2,000,000	2,102,233
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(g)	5,000,000	4,743,950
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(g)	5,000,000	4,799,473
S&P Global, Inc., 4.50%, 5/15/2048	4,250,000	4,242,609

		26,888,649

Chemicals 0.8%
CF Industries, Inc., 7.13%, 5/1/2020	2,346,000	2,475,030
Cytec Industries, Inc., 3.95%, 5/1/2025	5,750,000	5,571,415
Nutrien Ltd., 7.13%, 5/23/2036	1,500,000	1,806,287
5.25%, 1/15/2045	2,500,000	2,585,973

		12,438,705

Commercial Services & Supplies 0.2%
Aramark Services, Inc., 5.00%, 2/1/2028(a)(e)	3,300,000	3,238,125

Consumer Finance 0.9%
Navient Solutions LLC, 0.00%, 10/3/2022(h)	14,956,000	13,032,804

Containers & Packaging 0.2%
Ball Corp., 4.88%, 3/15/2026(e)	2,250,000	2,243,272

Diversified Financial Services 2.2%
GE Capital International Funding Co. Unlimited Co., 2.34%, 11/15/2020(e)	10,713,000	10,467,842
HERO Funding Trust, Series 2015-3, Class A, 4.28%, 9/20/2041	2,550,083	2,565,842
High Street Funding Trust II, 4.68%, 2/15/2048(a)	3,750,000	3,713,738
Shell International Finance BV, 3.25%, 5/11/2025	4,000,000	3,912,773
4.38%, 5/11/2045	3,000,000	3,115,391
Siemens Financieringsmaatschappij NV, 3.25%, 5/27/2025(a)	9,000,000	8,746,406

		32,521,992

Diversified Telecommunication Services 2.1%
AT&T, Inc., 3.40%, 5/15/2025	1,500,000	1,428,104
4.10%, 2/15/2028(a)	2,500,000	2,427,068
4.30%, 2/15/2030(a)	11,522,000	11,080,675
CCO Holdings LLC, 5.13%, 2/15/2023	500,000	501,875
5.75%, 2/15/2026(a)	1,800,000	1,804,500
5.13%, 5/1/2027(a)	5,000,000	4,737,500
Verizon Communications, Inc., 3.50%, 11/1/2024	4,000,000	3,944,366
3.38%, 2/15/2025	4,980,000	4,833,973

		30,758,061

Electric Utilities 2.4%
Alliant Energy Finance LLC, 4.25%, 6/15/2028(a)	5,000,000	4,964,582
Entergy Arkansas, Inc., 3.50%, 4/1/2026	8,255,000	8,133,962
4.00%, 6/1/2028	3,750,000	3,750,646
Indiana Michigan Power Co., 3.85%, 5/15/2028	10,000,000	9,973,244
ITC Holdings Corp., 3.65%, 6/15/2024	7,000,000	6,869,288
Public Service Co. of Colorado, 2.90%, 5/15/2025	2,000,000	1,912,661

		35,604,383

Energy Equipment & Services 0.9%
Helmerich & Payne International Drilling Co., 4.65%, 3/15/2025	1,200,000	1,227,165
Rowan Cos., Inc., 4.88%, 6/1/2022(e)	2,830,000	2,720,338
4.75%, 1/15/2024(e)	5,000,000	4,462,500
Schlumberger Holdings Corp., 4.00%, 12/21/2025(a)	5,000,000	4,998,968

		13,408,971

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Entertainment 0.3%
21st Century Fox America, Inc., 3.70%, 10/15/2025	$4,500,000	$4,467,409

Equity Real Estate Investment Trusts (REITs) 3.0%
Corporate Office Properties LP, 3.70%, 6/15/2021	12,500,000	12,360,086
Kite Realty Group LP, 4.00%, 10/1/2026	3,750,000	3,372,031
Liberty Property LP, 3.38%, 6/15/2023	1,000,000	976,240
3.75%, 4/1/2025	9,000,000	8,779,688
National Retail Properties, Inc., 4.80%, 10/15/2048	3,000,000	3,009,111
Piedmont Operating Partnership LP, 4.45%, 3/15/2024	10,000,000	10,005,951
WEA Finance LLC, 2.70%, 9/17/2019(a)	7,000,000	6,982,300

		45,485,407

Food & Staples Retailing 0.4%
CVS Pass-Through Trust, 6.04%, 12/10/2028	5,692,765	6,071,306

Food Products 0.7%
Grupo Bimbo SAB de CV, 3.88%, 6/27/2024(a)	4,000,000	3,939,935
McCormick & Co., Inc., 3.15%, 8/15/2024	3,500,000	3,363,698
3.40%, 8/15/2027	3,000,000	2,855,169

		10,158,802

Health Care Providers & Services 0.9%
CVS Health Corp., 4.30%, 3/25/2028	3,000,000	2,976,477
Dignity Health, 3.13%, 11/1/2022	6,000,000	5,862,467
3.81%, 11/1/2024	4,000,000	3,952,977

		12,791,921

Household Durables 0.6%
Newell Brands, Inc., 3.15%, 4/1/2021	2,000,000	1,967,931
3.85%, 4/1/2023	4,000,000	3,914,981
4.20%, 4/1/2026(e)	4,000,000	3,804,433

		9,687,345

Independent Power and Renewable Electricity Producers 0.3%
Exelon Generation Co. LLC, 4.25%, 6/15/2022	5,000,000	5,074,443

Industrial Conglomerates 0.3%
General Electric Co., 6.00%, 8/7/2019	573,000	587,848
5.30%, 2/11/2021	1,718,000	1,790,225
4.65%, 10/17/2021(e)	1,432,000	1,478,656
5.40%, 5/15/2022	1,125,000	1,179,687

		5,036,416

Insurance 2.1%
Liberty Mutual Group, Inc., 4.95%, 5/1/2022(a)	8,000,000	8,285,500
MassMutual Global Funding II, 3.60%, 4/9/2024(a)	3,000,000	3,003,563
Metropolitan Life Global Funding I, 3.45%, 12/18/2026(a)	7,500,000	7,328,216
Nuveen Finance LLC, 2.95%, 11/1/2019(a)	2,000,000	1,997,256
4.13%, 11/1/2024(a)	11,650,000	11,519,811

		32,134,346

Media 0.7%
Charter Communications Operating LLC, 4.91%, 7/23/2025	5,000,000	5,077,138
Comcast Corp., 3.38%, 8/15/2025	5,500,000	5,310,935

		10,388,073

Metals & Mining 0.1%
Glencore Finance Canada Ltd., 4.95%, 11/15/2021(a)	2,000,000	2,061,220

Multi-Utilities 2.0%
Ameren Corp., 3.65%, 2/15/2026	4,900,000	4,762,495
Ameren Illinois Co., 3.25%, 3/1/2025	5,500,000	5,359,995
Black Hills Corp., 3.95%, 1/15/2026	6,890,000	6,744,966
3.15%, 1/15/2027	2,000,000	1,838,818
DTE Energy Co.,
Series B, 3.30%, 6/15/2022	4,000,000	3,943,690
Southern Co. Gas Capital Corp., 3.88%, 11/15/2025	7,000,000	6,810,020
3.25%, 6/15/2026(e)	1,250,000	1,168,698

		30,628,682

Oil, Gas & Consumable Fuels 6.0%
Anadarko Petroleum Corp., 6.60%, 3/15/2046	2,000,000	2,351,987
BP Capital Markets America, Inc., 3.94%, 9/21/2028	5,000,000	5,031,752
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	3,000,000	2,893,779
3.85%, 6/1/2027(e)	1,500,000	1,460,802
Continental Resources, Inc., 4.50%, 4/15/2023	5,396,875	5,491,871
3.80%, 6/1/2024	1,500,000	1,470,993
Enbridge Energy Partners LP, 7.38%, 10/15/2045	1,575,000	2,081,500
Energy Transfer Equity LP, 5.50%, 6/1/2027	4,000,000	4,151,200
Energy Transfer Partners LP, 4.20%, 4/15/2027	4,000,000	3,863,617
6.50%, 2/1/2042	2,000,000	2,196,481
Enterprise Products Operating LLC, 4.85%, 3/15/2044	2,000,000	2,038,318
Kinder Morgan Energy Partners LP, 4.15%, 2/1/2024	5,000,000	5,014,709
Kinder Morgan, Inc., 4.30%, 3/1/2028	3,750,000	3,718,081
5.55%, 6/1/2045	1,500,000	1,585,444

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Marathon Oil Corp., 3.85%, 6/1/2025	$3,000,000	$2,932,658
6.60%, 10/1/2037	2,500,000	2,950,389
MPLX LP, 4.88%, 6/1/2025	1,500,000	1,549,107
4.00%, 3/15/2028	5,500,000	5,289,998
Noble Energy, Inc., 3.85%, 1/15/2028(e)	5,250,000	4,958,975
Petroleos Mexicanos, 3.50%, 1/30/2023	5,000,000	4,740,000
6.35%, 2/12/2048(a)	1,855,000	1,699,180
Sabine Pass Liquefaction LLC, 5.63%, 3/1/2025	1,500,000	1,599,818
5.88%, 6/30/2026	2,000,000	2,159,996
4.20%, 3/15/2028	1,750,000	1,697,628
Spectra Energy Partners LP, 4.60%, 6/15/2021	2,700,000	2,758,317
4.75%, 3/15/2024	5,500,000	5,683,732
Williams Cos., Inc. (The), 3.75%, 6/15/2027	1,000,000	951,914
5.75%, 6/24/2044	3,000,000	3,210,502
WPX Energy, Inc., 6.00%, 1/15/2022	1,299,000	1,346,089
5.75%, 6/1/2026	2,400,000	2,430,000

		89,308,837

Pharmaceuticals 1.4%
Allergan Finance LLC, 3.25%, 10/1/2022	7,000,000	6,872,790
Allergan Funding SCS, 3.85%, 6/15/2024(e)	1,500,000	1,483,644
3.80%, 3/15/2025	1,000,000	979,244
Shire Acquisitions Investments Ireland DAC, 3.20%, 9/23/2026	6,000,000	5,529,695
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/2023	4,000,000	3,561,765
3.15%, 10/1/2026	3,500,000	2,912,073

		21,339,211

Road & Rail 0.4%
Burlington Northern Santa Fe LLC, 4.90%, 4/1/2044	5,500,000	5,955,612

Semiconductors & Semiconductor Equipment 0.5%
QUALCOMM, Inc., 2.60%, 1/30/2023(e)	8,000,000	7,690,378

Software 0.7%
Microsoft Corp., 3.30%, 2/6/2027	5,500,000	5,394,545
Oracle Corp., 2.40%, 9/15/2023	5,000,000	4,770,620

		10,165,165

Technology Hardware, Storage & Peripherals 0.6%
Apple, Inc., 3.00%, 2/9/2024	5,250,000	5,146,755
2.45%, 8/4/2026(e)	4,000,000	3,688,756

		8,835,511

Thrifts & Mortgage Finance 0.8%
BPCE SA, 4.00%, 9/12/2023(a)	3,000,000	2,959,707
5.70%, 10/22/2023(a)	3,000,000	3,126,666
4.50%, 3/15/2025(a)(e)	6,500,000	6,356,961

		12,443,334

Total Corporate Bonds (cost $626,658,546)		617,693,995

Loan Participations 0.7%

	Principal Amount	Value
Electrical Equipment 0.1%
Sensata Technologies BV, Term Loan, (ICE LIBOR USD 1 Month + 2.15%), 3.90%, 10/14/2021(g)	1,844,633	1,852,325

IT Services 0.2%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.21%), 4.21%, 7/8/2022(g)	2,609,184	2,613,045

Software 0.3%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.25%), 5.75%, 12/4/2020(g)	4,826,313	4,843,398

Specialty Retail 0.1%
PetSmart Inc., 1st Lien Tranche B Term Loan, (ICE LIBOR USD 1 Month + 2.12%), 5.12%, 3/10/2022(g)	1,935,000	1,685,424

Total Loan Participations (cost $11,118,145)		10,994,192

Mortgage-Backed Securities 13.5%

	Principal Amount	Value
FNMA Pool
Pool# 464279 4.30%, 7/1/2021	1,215,913	1,222,810
Pool# 464969 6.34%, 4/1/2028	2,401,955	2,717,147
Pool# 468516 5.17%, 6/1/2028	899,802	942,085
Pool# AM7073 6.41%, 1/1/2030	1,520,583	1,763,356
Pool# 468127 5.70%, 5/1/2041	1,191,364	1,276,914
Pool# AR9398 3.50%, 6/1/2043	2,272,089	2,251,668
Pool# AN0360 3.95%, 12/1/2045	10,000,000	9,707,004
Pool# BC0180 4.00%, 1/1/2046	8,854,877	8,953,356
Pool# AS7908 3.00%, 9/1/2046	30,792,873	29,495,382
Pool# BC9003 3.00%, 11/1/2046	45,155,994	43,248,632
Pool# AS8483 3.00%, 12/1/2046	7,505,247	7,187,842

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# MA2863 3.00%, 1/1/2047	$22,529,707	$21,576,903
Pool# AS8784 3.00%, 2/1/2047	7,347,098	7,036,229
Pool# BE7557 3.50%, 2/1/2047	14,125,900	13,945,119
Pool# BM2003 4.00%, 10/1/2047	21,661,336	21,888,254
Pool# BJ3716 3.50%, 12/1/2047	9,640,662	9,492,457
Pool# MA3210 3.50%, 12/1/2047	4,791,395	4,717,741
Pool# BM3355 3.50%, 2/1/2048	7,654,328	7,539,738
Pool# CA2208 4.50%, 8/1/2048	6,962,683	7,185,084

Total Mortgage-Backed Securities (cost $211,583,046)		202,147,721

Municipal Bonds 1.1%

	Principal Amount	Value
California 0.3%
Northern California Power Agency, RB, Series B, 7.31%, 6/1/2040	3,885,000	5,020,935

District of Columbia 0.8%
Metropolitan Washington Airports Authority, RB Series D, 7.46%, 10/1/2046	6,000,000	8,549,400
Series D, 8.00%, 10/1/2047	2,000,000	2,704,920

		11,254,320

Total Municipal Bonds (cost $14,359,631)		16,275,255

U.S. Government Agency Securities 1.4%

	Principal Amount	Value
FHLB, 5.00%, 3/12/2021	5,000,000	5,248,330
Tennessee Valley Authority, 5.88%, 4/1/2036	11,793,000	15,138,049

Total U.S. Government Agency Securities (cost $19,435,591)		20,386,379

U.S. Treasury Obligations 13.6%

	Principal Amount	Value
U.S. Treasury Bonds, 7.13%, 2/15/2023	1,000,000	1,170,703
U.S. Treasury Notes 1.25%, 12/15/2018(e)	14,000,000	13,972,923
1.63%, 4/30/2019	6,000,000	5,971,406
3.13%, 5/15/2019(e)	16,000,000	16,061,247
3.63%, 8/15/2019	34,500,000	34,788,399
2.50%, 5/31/2020	7,000,000	6,966,641
1.63%, 6/30/2020	10,000,000	9,799,219
2.63%, 5/15/2021	16,000,000	15,899,375
2.63%, 6/15/2021	10,000,000	9,933,594
2.00%, 8/31/2021(e)	3,000,000	2,926,641
2.63%, 2/28/2023	5,000,000	4,935,937
2.50%, 3/31/2023(e)	12,700,000	12,464,355
2.00%, 5/31/2024	43,000,000	40,818,086
2.25%, 10/31/2024	15,000,000	14,383,594
2.75%, 2/28/2025	13,500,000	13,304,355

Total U.S. Treasury Obligations (cost $206,638,475)		203,396,475

Repurchase Agreements 3.3%

	Principal Amount	Value
BNP Paribas Securities Corp. 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $1,020,000.(i)	1,000,000	1,000,000
Deutsche Bank Securities, Inc. 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $7,002,940, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $7,140,000.(i)	7,000,000	7,000,000
HSBC Securities, Inc. 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(i)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc. 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $21,241,011, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $21,661,733.(i)	21,236,993	21,236,993
NatWest Markets Securities, Inc. 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $5,002,120, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $5,101,237.(i)	5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

	Principal Amount	Value
NatWest Markets Securities, Inc. 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $2,000,852, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $2,040,373.(i)	$2,000,000	$2,000,000
Pershing LLC 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $8,001,547, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $8,160,001.(i)	8,000,000	8,000,000

Total Repurchase Agreements (cost $49,236,993)		49,236,993

Total Investments (cost $1,549,114,366) — 102.0%		1,527,082,504
Liabilities in excess of other assets — (2.0)%		(29,837,097)

NET ASSETS — 100.0%		$1,497,245,407

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $456,967,852 which represents 30.52% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(d)	Fair valued security.
(e)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $73,423,987, which was collateralized by cash used to purchase repurchase agreements with a total value of $49,236,993 and by $26,347,032 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 9/30/2018 - 11/15/2046, a total value of $75,584,025.

(f)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(h)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(i)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $49,236,993.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

CLO	Collateralized Loan Obligations
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 2 Year Note	322	12/2018	USD	67,856,469	(171,884)
U.S. Treasury Long Bond	1,697	12/2018	USD	238,428,500	(4,176,660)

					(4,348,544)

Short Contracts
U.S. Treasury 10 Year Note	(461)	12/2018	USD	(54,758,156)	585,339
U.S. Treasury 5 Year Note	(810)	12/2018	USD	(91,106,016)	644,042

					1,229,381

					(3,119,163)

At September 30, 2018, the Fund had $3,347,522 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$297,402,308	$—	$297,402,308
Collateralized Mortgage Obligations	—	37,776,146	—	37,776,146
Commercial Mortgage-Backed Securities	—	71,773,040	—	71,773,040
Corporate Bonds	—	617,693,995	—	617,693,995
Futures Contracts	1,229,381	—	—	1,229,381
Loan Participations	—	10,994,192	—	10,994,192
Mortgage-Backed Securities	—	202,147,721	—	202,147,721
Municipal Bonds	—	16,275,255	—	16,275,255
Repurchase Agreements	—	49,236,993	—	49,236,993
U.S. Government Agency Securities	—	20,386,379	—	20,386,379
U.S. Treasury Obligations	—	203,396,475	—	203,396,475

Total Assets	$1,229,381	$1,527,082,504	$—	$1,528,311,885

Liabilities:
Futures Contracts	$(4,348,544)	$—	$—	$(4,348,544)

Total Liabilities	$(4,348,544)	$—	$—	$(4,348,544)

Total	$(3,119,163)	$1,527,082,504	$—	$1,523,963,341

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,229,381

Total		$1,229,381

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(4,348,544)

Total		$(4,348,544)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Asset-Backed Securities 8.9%

	Principal Amount	Value
Automobiles 0.2%
Ally Auto Receivables Trust, Series 2017-3, Class A2, 1.53%, 3/16/2020	$1,368,623	$1,366,444
Toyota Auto Receivables Owner Trust, Series 2017-B, Class A2A, 1.46%, 1/15/2020	2,374,083	2,369,537

		3,735,981

Credit Card 6.4%
Capital One Multi-Asset Execution Trust, Series 2014-A4, Class A4, 2.52%, 6/15/2022(a)	23,010,000	23,067,534
Chase Issuance Trust Series 2016-A2, Class A, 1.37%, 6/15/2021	16,410,000	16,253,414
Series 2012-A4, Class A4, 1.58%, 8/15/2021	17,780,000	17,597,138
Series 2018-A1, Class A1, 2.36%, 4/17/2023(a)	7,000,000	7,009,822
Citibank Credit Card Issuance Trust Series 2016-A1, Class A1, 1.75%, 11/19/2021	32,530,000	32,114,676
Series 2018-A1, Class A1, 2.49%, 1/20/2023	18,890,000	18,628,897

		114,671,481

Home Equity 0.2%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A3, 2.42%, 1/25/2036(a)	941,979	935,586
RASC Trust, Series 2005-KS9, Class M5, 2.85%, 10/25/2035(a)	1,680,000	1,695,259
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-NC1, Class A4, 2.37%, 5/25/2036(a)	544,333	542,575

		3,173,420

Other 1.5%
AM Capital Funding LLC, Series 2018-1, Class A, 4.98%, 12/15/2023(b)	5,010,000	5,020,766
Carrington Mortgage Loan Trust, Series 2006-RFC1, Class A3, 2.37%, 5/25/2036(a)	65,075	65,057
Citigroup Mortgage Loan Trust, Inc. Series 2006-WFH1, Class M2, 2.77%, 1/25/2036(a)	379,630	379,875
Series 2006-WFH4, Class M1, 2.50%, 11/25/2036(a)	4,968,000	4,917,577
JP Morgan Mortgage Acquisition Trust, Series 2007-HE1, Class AF1, 2.32%, 3/25/2047(a)	863,503	605,333
Popular ABS Mortgage Pass-Through Trust, Series 2005-2, Class AV1B, 2.48%, 4/25/2035(a)	2,330,563	2,317,431
Structured Asset Securities Corp. Mortgage Loan Trust Series 2005-WF4, Class M4, 3.09%, 11/25/2035(a)	5,800,000	5,832,639
Series 2006-AM1, Class A4, 2.38%, 4/25/2036(a)	207,108	206,515
Verizon Owner Trust, Series 2016-2A, Class A, 1.68%, 5/20/2021(b)	6,670,000	6,623,118

		25,968,311

Student Loan 0.6%
Navient Student Loan Trust Series 2016-6A, Class A1, 2.70%, 3/25/2066(a)(b)	769,380	770,102
Series 2017-3A, Class A1, 2.52%, 7/26/2066(a)(b)	2,611,834	2,613,498
Series 2017-1A, Class A1, 2.62%, 7/26/2066(a)(b)	129,980	129,997
Series 2017-4A, Class A1, 2.46%, 9/27/2066(a)(b)	4,528,856	4,529,153
Series 2018-2A, Class A1, 2.46%, 3/25/2067(a)(b)	2,776,696	2,777,910

		10,820,660

Total Asset-Backed Securities (cost $157,215,850)		158,369,853

Collateralized Mortgage Obligations 4.5%

	Principal Amount	Value
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class M2, 5.67%, 10/25/2029(a)	8,600,000	9,478,683
Series 2017-HQA2, Class M2, 4.87%, 12/25/2029(a)	3,100,000	3,253,050
Series 2017-HQA3, Class M2, 4.57%, 4/25/2030(a)	7,360,000	7,597,002
Series 2018-DNA1, Class M2, 4.02%, 7/25/2030(a)	6,030,000	5,991,839
Series 2018-HQA1, Class M2, 4.52%, 9/25/2030(a)	9,910,000	10,032,995
FNMA Series 2017-C03, Class 1M2, 5.22%, 10/25/2029(a)	3,870,000	4,167,326
Series 2017-C04, Class 2M2, 5.07%, 11/25/2029(a)	4,525,000	4,766,821
Series 2017-C05, Class 1M2, 4.42%, 1/25/2030(a)	6,325,000	6,518,307
Series 2017-C06, Class 2M2, 5.02%, 2/25/2030(a)	3,720,000	3,884,248
Series 2017-C07, Class 2M2, 4.72%, 5/25/2030(a)	7,160,000	7,396,032
Series 2018-C01, Class 1M2, 4.47%, 7/25/2030(a)	8,240,000	8,427,824
Series 2018-C02, Class 2M2, 4.42%, 8/25/2030(a)	6,670,000	6,756,037
Permanent Master Issuer plc, Series 2018-1A, Class 1A1, 2.75%, 7/15/2058(a)(b)	1,500,000	1,499,266

Total Collateralized Mortgage Obligations (cost $77,630,070)		79,769,430

Commercial Mortgage-Backed Securities 5.6%

	Principal Amount	Value
Citigroup Commercial Mortgage Trust Series 2013-GC17, Class B, 5.10%, 11/10/2046(a)	1,455,000	1,519,853
Series 2016-GC36, Class A5, 3.62%, 2/10/2049	2,340,000	2,320,528
Series 2017-C4, Class A1, 2.12%, 10/12/2050	3,750,997	3,666,369
Series 2017-C4, Class A4, 3.47%, 10/12/2050	3,771,000	3,676,006
COMM Mortgage Trust Series 2013-LC6, Class XB, IO, 0.48%, 1/10/2046(a)(b)	30,500,000	437,635
Series 2013-CR6, Class XB, IO, 0.68%, 3/10/2046(a)	33,000,000	713,239
Series 2014-CR16, Class XA, IO, 1.31%, 4/10/2047(a)	44,118,628	1,654,625
Series 2014-CR17, Class XA, IO, 1.24%, 5/10/2047(a)	32,706,709	1,282,512

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Commercial Mortgage-Backed Securities (continued)

	Principal Amount	Value
COMM Mortgage Trust (continued)
Series 2014-UBS3, Class XA, IO, 1.44%, 6/10/2047(a)	$26,367,092	$1,165,357
Series 2014-UBS6, Class XA, IO, 1.11%, 12/10/2047(a)	19,722,873	807,206
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	2,160,000	2,164,273
Series 2017-COR2, Class A1, 2.11%, 9/10/2050	2,443,013	2,380,993
CSAIL Commercial Mortgage Trust Series 2015-C3, Class B, 4.25%, 8/15/2048(a)	3,551,688	3,522,908
Series 2016-C7, Class A5, 3.50%, 11/15/2049	1,800,000	1,755,930
Series 2015-C2, Class XA, IO, 0.95%, 6/15/2057(a)	37,980,947	1,495,473
FHLMC Multifamily Structured Pass-Through Certificates REMICS, Series KI02, Class A, 2.31%, 2/25/2023(a)	2,372,665	2,372,664
GS Mortgage Securities Corp. II, Series 2015-GC30, Class XA, IO, 1.00%, 5/10/2050(a)	47,410,818	1,811,307
GS Mortgage Securities Trust Series 2012-GCJ7, Class B, 4.74%, 5/10/2045	4,325,000	4,411,381
Series 2014-GC18, Class XA, IO, 1.27%, 1/10/2047(a)	57,382,858	2,501,330
Series 2014-GC26, Class XA, IO, 1.18%, 11/10/2047(a)	34,832,125	1,592,883
Series 2015-GC32, Class A4, 3.76%, 7/10/2048	2,250,000	2,264,581
Series 2015-GC34, Class AAB, 3.28%, 10/10/2048	2,605,000	2,578,282
JPMDB Commercial Mortgage Securities Trust, Series 2017-C7, Class A1, 2.08%, 10/15/2050	3,822,967	3,733,135
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C16, Class XA, IO, 1.30%, 6/15/2047(a)	33,148,306	1,304,233
Series 2015-C24, Class A4, 3.73%, 5/15/2048	4,795,000	4,803,145
Series 2017-C34, Class A1, 2.11%, 11/15/2052	5,412,871	5,298,350
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A4, 3.78%, 5/15/2048(a)	4,550,000	4,557,061
UBS Commercial Mortgage Trust Series 2017-C2, Class A4, 3.49%, 8/15/2050	2,700,000	2,635,841
Series 2017-C4, Class A1, 2.13%, 10/15/2050	3,331,352	3,254,459
Series 2017-C4, Class A4, 3.56%, 10/15/2050	3,500,000	3,424,864
UBS-Barclays Commercial Mortgage Trust, Series 2013-C6, Class ASB, 2.79%, 4/10/2046	4,177,058	4,138,371
Wells Fargo Commercial Mortgage Trust Series 2012-LC5, Class B, 4.14%, 10/15/2045	3,110,000	3,131,669
Series 2015-C29, Class A4, 3.64%, 6/15/2048	2,890,000	2,875,510
Series 2016-LC24, Class A4, 2.94%, 10/15/2049	1,500,000	1,412,209
Series 2016-NXS6, Class A4, 2.92%, 11/15/2049	4,700,000	4,413,865
Series 2017-C39, Class A5, 3.42%, 9/15/2050	2,713,000	2,625,051
Series 2017-C40, Class A1, 2.11%, 10/15/2050	2,408,629	2,354,042
Series 2016-LC25, Class A4, 3.64%, 12/15/2059	2,225,000	2,195,401
WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class XA, IO, 1.46%, 3/15/2047(a)	26,625,343	1,096,671

Total Commercial Mortgage-Backed Securities (cost $102,304,741)		99,349,212

Corporate Bonds 34.7%

	Principal Amount	Value
Aerospace & Defense 0.3%
Arconic, Inc., 5.13%, 10/1/2024(c)	65,000	65,406
BBA US Holdings, Inc., 5.38%, 5/1/2026(b)	120,000	120,150
United Technologies Corp., 4.63%, 11/16/2048(c)	4,305,000	4,328,974

		4,514,530

Auto Components 0.0%†
Goodyear Tire & Rubber Co. (The), 5.13%, 11/15/2023(c)	105,000	105,000
IHO Verwaltungs GmbH, 4.50%, 9/15/2023(b)(d)	200,000	193,522
ZF North America Capital, Inc., 4.00%, 4/29/2020(b)	155,000	155,618

		454,140

Banks 5.6%
Banco de Credito e Inversiones SA, 3.50%, 10/12/2027(b)	200,000	182,500
Banco Santander SA, 3.13%, 2/23/2023	5,000,000	4,745,314
3.85%, 4/12/2023(c)	6,000,000	5,861,987
Bank of America Corp., 4.45%, 3/3/2026	5,015,000	5,021,049
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(e)	7,530,000	7,248,253
Banque Centrale de Tunisie International Bond, Reg. S, 5.75%, 1/30/2025	200,000	176,000
BNP Paribas SA, 3.50%, 3/1/2023(b)(c)	8,225,000	8,022,564
Capital One NA, 2.35%, 1/31/2020	10,810,000	10,689,824
CIT Group, Inc., 4.13%, 3/9/2021	175,000	175,000
5.00%, 8/15/2022	320,000	326,400
4.75%, 2/16/2024(c)	145,000	145,355
Citigroup, Inc., 2.70%, 3/30/2021	5,495,000	5,402,253
(ICE LIBOR USD 3 Month + 1.56%), 3.89%, 1/10/2028(e)	2,630,000	2,553,309
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(e)	2,300,000	2,162,578
Corp. Financiera de Desarrollo SA, (ICE LIBOR USD 3 Month + 5.61%), 5.25%, 7/15/2029(b)(e)	338,000	341,938
Huntington National Bank (The), 2.50%, 8/7/2022	6,145,000	5,888,191
JPMorgan Chase & Co., (ICE LIBOR USD 3 Month + 1.16%), 3.22%, 3/1/2025(e)	8,895,000	8,619,122
(ICE LIBOR USD 3 Month + 1.22%), 3.90%, 1/23/2049(e)	3,275,000	2,956,715
Kreditanstalt fuer Wiederaufbau, 2.38%, 12/29/2022	11,110,000	10,798,195

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Banks (continued)
Royal Bank of Scotland Group plc, (ICE LIBOR USD 3 Month + 1.91%), 5.08%, 1/27/2030(e)	$9,025,000	$9,009,064
Santander UK plc, 2.13%, 11/3/2020	9,710,000	9,447,359
TC Ziraat Bankasi A/S, Reg. S, 4.25%, 7/3/2019	200,000	193,000
5.13%, 5/3/2022(b)	200,000	174,760
Vnesheconombank, Reg. S, 6.90%, 7/9/2020	200,000	200,900

		100,341,630

Beverages 0.7%
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	12,900,000	12,521,312

Biotechnology 1.2%
AbbVie, Inc., 2.50%, 5/14/2020	5,910,000	5,843,765
4.88%, 11/14/2048	6,140,000	6,041,090
Celgene Corp., 3.90%, 2/20/2028	6,010,000	5,785,005
Gilead Sciences, Inc., 4.75%, 3/1/2046	3,130,000	3,226,265

		20,896,125

Building Products 0.0%†
Jeld-Wen, Inc., 4.88%, 12/15/2027(b)(c)	30,000	27,338
USG Corp., 5.50%, 3/1/2025(b)	75,000	76,406

		103,744

Capital Markets 3.3%
Credit Suisse Group AG,
(ICE LIBOR USD 3 Month + 1.20%), 3.00%, 12/14/2023(b)(e)	8,530,000	8,139,249
4.28%, 1/9/2028(b)	2,535,000	2,465,497
(ICE LIBOR USD 3 Month + 1.41%), 3.87%, 1/12/2029(b)(e)	4,000,000	3,761,307
Goldman Sachs Group, Inc. (The),
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(e)	8,630,000	8,213,701
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(e)	6,340,000	6,247,164
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(e)	4,850,000	4,495,578
5.15%, 5/22/2045	5,495,000	5,608,080
Huarong Finance 2017 Co. Ltd.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 7.77%), 4.50%, 1/24/2022(e)(f)	200,000	191,762
Lions Gate Capital Holdings LLC, 5.88%, 11/1/2024(b)	65,000	66,625
LPL Holdings, Inc., 5.75%, 9/15/2025(b)	375,000	366,094
Morgan Stanley, 2.50%, 4/21/2021	5,000,000	4,885,281
2.75%, 5/19/2022	5,690,000	5,517,772
3.88%, 1/27/2026	3,245,000	3,189,719
3.63%, 1/20/2027	4,600,000	4,417,256
MSCI, Inc., 5.25%, 11/15/2024(b)	240,000	245,760
5.75%, 8/15/2025(b)(c)	185,000	193,325

		58,004,170

Chemicals 0.1%
CF Industries, Inc., 5.38%, 3/15/2044	80,000	74,200
CNAC HK Finbridge Co. Ltd., Reg. S, 5.13%, 3/14/2028	200,000	200,986
Huntsman International LLC, 4.88%, 11/15/2020(c)	190,000	193,325
5.13%, 11/15/2022(c)	160,000	164,800
NOVA Chemicals Corp., 5.25%, 8/1/2023(b)	150,000	149,156
4.88%, 6/1/2024(b)	230,000	221,433
5.00%, 5/1/2025(b)	205,000	194,750
5.25%, 6/1/2027(b)	140,000	130,375
PQ Corp., 6.75%, 11/15/2022(b)	65,000	67,628
SASOL Financing USA LLC, 5.88%, 3/27/2024	200,000	203,784
6.50%, 9/27/2028	200,000	202,604
WR Grace & Co.-Conn., 5.13%, 10/1/2021(b)	160,000	164,000
5.63%, 10/1/2024(b)(c)	50,000	52,625

		2,019,666

Commercial Services & Supplies 0.1%
ADT Security Corp. (The), 4.88%, 7/15/2032(b)	180,000	144,450
Aramark Services, Inc., 5.13%, 1/15/2024	265,000	267,981
5.00%, 2/1/2028(b)(c)	75,000	73,594
Harland Clarke Holdings Corp., 8.38%, 8/15/2022(b)	185,000	177,369
Nielsen Co. Luxembourg SARL (The), 5.50%, 10/1/2021(b)	125,000	125,625
5.00%, 2/1/2025(b)(c)	106,000	103,880
Nielsen Finance LLC, 4.50%, 10/1/2020(c)	150,000	150,000
5.00%, 4/15/2022(b)	340,000	331,500
Prime Security Services Borrower LLC, 9.25%, 5/15/2023(b)(c)	280,000	299,460
Ritchie Bros Auctioneers, Inc., 5.38%, 1/15/2025(b)	65,000	65,000
RR Donnelley & Sons Co., 7.63%, 6/15/2020(c)	183,000	193,980
7.88%, 3/15/2021(c)	190,000	201,637
West Corp., 8.50%, 10/15/2025(b)(c)	320,000	293,600

		2,428,076

Communications Equipment 0.0%†
CommScope Technologies LLC, 6.00%, 6/15/2025(b)	245,000	252,350
CommScope, Inc., 5.00%, 6/15/2021(b)	120,000	120,150
Riverbed Technology, Inc., 8.88%, 3/1/2023(b)(c)	155,000	146,087

		518,587

Construction & Engineering 0.0%†
Mexico City Airport Trust, 5.50%, 7/31/2047(b)	200,000	178,502

Consumer Finance 0.6%
Ally Financial, Inc., 3.25%, 11/5/2018	435,000	434,826
8.00%, 3/15/2020	605,000	641,300
7.50%, 9/15/2020	110,000	117,562
4.25%, 4/15/2021	105,000	105,525
Capital One Financial Corp., 3.20%, 1/30/2023	2,295,000	2,224,098
Ford Motor Credit Co. LLC, 3.10%, 5/4/2023	4,985,000	4,679,568
Navient Corp., 5.50%, 1/15/2019	75,000	75,375

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Consumer Finance (continued)
Navient Corp., (continued) 4.88%, 6/17/2019	$500,000	$503,750
8.00%, 3/25/2020	235,000	247,338
5.88%, 3/25/2021	130,000	133,085
6.63%, 7/26/2021	65,000	67,762
6.13%, 3/25/2024(c)	205,000	205,000
5.88%, 10/25/2024	165,000	161,700
6.75%, 6/25/2025	60,000	60,225
6.75%, 6/15/2026	120,000	118,500
Springleaf Finance Corp., 8.25%, 12/15/2020	120,000	130,314
7.75%, 10/1/2021	155,000	167,203
6.13%, 5/15/2022	235,000	242,344
6.88%, 3/15/2025	205,000	204,487
7.13%, 3/15/2026	190,000	189,050

		10,709,012

Containers & Packaging 0.1%
Ardagh Packaging Finance plc, 4.25%, 9/15/2022(b)	205,000	201,925
6.00%, 2/15/2025(b)(c)	215,000	210,431
Ball Corp., 4.38%, 12/15/2020	125,000	126,563
5.00%, 3/15/2022	150,000	154,912
Berry Global, Inc., 5.13%, 7/15/2023	195,000	195,975
BWAY Holding Co., 5.50%, 4/15/2024(b)	160,000	157,400
Crown Americas LLC, 4.50%, 1/15/2023(c)	195,000	195,780
4.75%, 2/1/2026(b)(c)	120,000	114,600
Owens-Brockway Glass Container, Inc., 5.00%, 1/15/2022(b)(c)	285,000	286,425
Reynolds Group Issuer, Inc., 5.75%, 10/15/2020(c)	339,188	340,036
6.88%, 2/15/2021	55,446	56,070
5.13%, 7/15/2023(b)	390,000	388,050

		2,428,167

Diversified Consumer Services 0.0%†
Service Corp. International, 5.38%, 1/15/2022	120,000	121,500
5.38%, 5/15/2024	370,000	376,083
ServiceMaster Co. LLC (The), 5.13%, 11/15/2024(b)	10,000	9,850

		507,433

Diversified Financial Services 0.2%
AXA Equitable Holdings, Inc., 3.90%, 4/20/2023(b)	3,565,000	3,538,953
Charming Light Investments Ltd., Reg. S, 4.38%, 12/21/2027	200,000	188,725

		3,727,678

Diversified Telecommunication Services 1.6%
Altice France SA, 6.25%, 5/15/2024(b)	200,000	197,000
7.38%, 5/1/2026(b)	405,000	405,000
8.13%, 2/1/2027(b)	340,000	350,200
AT&T, Inc., 5.25%, 3/1/2037	8,850,000	8,820,350
4.90%, 8/15/2037(b)	745,000	714,944
4.75%, 5/15/2046	4,010,000	3,663,681
CCO Holdings LLC, 5.25%, 9/30/2022(c)	210,000	212,296
5.13%, 5/1/2023(b)(c)	365,000	365,566
5.75%, 2/15/2026(b)	335,000	335,838
5.00%, 2/1/2028(b)	330,000	310,167
Embarq Corp., 8.00%, 6/1/2036	265,000	265,000
Frontier Communications Corp., 8.13%, 10/1/2018(c)	55,000	55,000
7.13%, 1/15/2023	70,000	49,525
7.63%, 4/15/2024	100,000	64,500
11.00%, 9/15/2025(c)	900,000	701,739
9.00%, 8/15/2031(c)	450,000	285,750
Intelsat Jackson Holdings SA, 5.50%, 8/1/2023	610,000	561,963
Intelsat Luxembourg SA, 8.13%, 6/1/2023	101,000	89,637
Level 3 Financing, Inc., 5.38%, 8/15/2022(c)	225,000	227,357
5.13%, 5/1/2023	145,000	145,725
5.38%, 1/15/2024	95,000	94,928
Qwest Corp., 6.88%, 9/15/2033	267,000	265,518
Telecom Italia Capital SA, 6.00%, 9/30/2034	100,000	95,250
Verizon Communications, Inc., 4.27%, 1/15/2036	9,565,000	9,115,354
Virgin Media Finance plc, 6.00%, 10/15/2024(b)	200,000	200,136
Virgin Media Secured Finance plc, 5.50%, 8/15/2026(b)	200,000	197,500

		27,789,924

Electric Utilities 0.5%
ABY Transmision Sur SA, 6.88%, 4/30/2043(b)	198,220	219,628
Duke Energy Corp., 1.80%, 9/1/2021	7,320,000	7,001,036
Eskom Holdings SOC Ltd., Reg. S, 6.75%, 8/6/2023	200,000	192,084
7.13%, 2/11/2025(b)	200,000	192,024
Vistra Operations Co. LLC, 5.50%, 9/1/2026(b)	200,000	202,250

		7,807,022

Electronic Equipment, Instruments & Components 0.0%†
Anixter, Inc., 5.63%, 5/1/2019	165,000	166,856
CDW LLC, 5.00%, 9/1/2023	165,000	167,063
5.00%, 9/1/2025	75,000	74,606
Tsinghua Unic Ltd., Reg. S, 5.38%, 1/31/2023	200,000	171,009

		579,534

Energy Equipment & Services 0.0%†
Precision Drilling Corp., 6.50%, 12/15/2021	121,432	123,253
7.75%, 12/15/2023	95,000	100,819
5.25%, 11/15/2024(c)	245,000	234,955

		459,027

Entertainment 0.0%†
AMC Entertainment Holdings, Inc., 5.75%, 6/15/2025	190,000	181,925
6.13%, 5/15/2027(c)	170,000	162,775
Live Nation Entertainment, Inc., 4.88%, 11/1/2024(b)	135,000	132,300
WMG Acquisition Corp., 5.00%, 8/1/2023(b)	86,000	86,000

		563,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Equity Real Estate Investment Trusts (REITs) 0.5%
Corporate Office Properties LP, 3.60%, 5/15/2023	$5,645,000	$5,456,828
Equinix, Inc., 5.88%, 1/15/2026	115,000	118,306
ESH Hospitality, Inc., 5.25%, 5/1/2025(b)	170,000	164,475
Iron Mountain US Holdings, Inc., 5.38%, 6/1/2026(b)	75,000	70,500
Iron Mountain, Inc., 6.00%, 8/15/2023	240,000	246,151
5.75%, 8/15/2024	385,000	381,150
5.25%, 3/15/2028(b)	90,000	83,475
MPT Operating Partnership LP, 6.38%, 3/1/2024	235,000	245,575
5.50%, 5/1/2024	250,000	251,250
5.25%, 8/1/2026	255,000	253,406
5.00%, 10/15/2027	310,000	298,763
Sabra Health Care LP, 5.50%, 2/1/2021	310,000	315,425
VICI Properties 1 LLC, 8.00%, 10/15/2023	190,000	209,713

		8,095,017

Food & Staples Retailing 1.5%
Albertsons Cos. LLC, 5.75%, 3/15/2025(c)	145,000	130,500
Cencosud SA, 4.38%, 7/17/2027(b)	260,000	235,953
Kroger Co. (The), 3.88%, 10/15/2046	2,585,000	2,155,766
Walmart, Inc., 3.40%, 6/26/2023(c)	11,195,000	11,243,733
3.70%, 6/26/2028	7,740,000	7,742,090
4.05%, 6/29/2048(c)	4,910,000	4,917,232

		26,425,274

Food Products 0.1%
JBS Investments GmbH, Reg. S, 7.25%, 4/3/2024	200,000	203,502
Marfrig Holdings Europe BV, Reg. S, 8.00%, 6/8/2023	200,000	200,700
Pinnacle Foods Finance LLC, 5.88%, 1/15/2024	105,000	110,250
Post Holdings, Inc., 5.50%, 3/1/2025(b)(c)	180,000	178,650
5.75%, 3/1/2027(b)	115,000	112,700
5.63%, 1/15/2028(b)	140,000	134,750

		940,552

Health Care Equipment & Supplies 0.0%†
Hologic, Inc., 4.38%, 10/15/2025(b)	135,000	129,346
4.63%, 2/1/2028(b)	25,000	23,531
Mallinckrodt International Finance SA, 5.50%, 4/15/2025(b)(c)	80,000	67,000

		219,877

Health Care Providers & Services 2.2%
Centene Corp., 4.75%, 5/15/2022	240,000	242,700
6.13%, 2/15/2024	180,000	189,000
5.38%, 6/1/2026(b)	110,000	112,623
CVS Health Corp., 4.78%, 3/25/2038	7,650,000	7,613,350
5.05%, 3/25/2048(c)	7,745,000	7,921,925
DaVita, Inc., 5.75%, 8/15/2022(c)	230,000	234,508
5.13%, 7/15/2024	220,000	212,300
5.00%, 5/1/2025	65,000	61,994
Envision Healthcare Corp., 5.13%, 7/1/2022(b)	130,000	133,185
5.63%, 7/15/2022	50,000	51,410
6.25%, 12/1/2024(b)	200,000	215,000
Fresenius Medical Care US Finance II, Inc., 5.88%, 1/31/2022(b)	80,000	84,400
Halfmoon Parent, Inc., 3.75%, 7/15/2023(b)(c)	19,835,000	19,774,321
HCA, Inc., 6.50%, 2/15/2020	85,000	88,442
5.88%, 3/15/2022	375,000	397,500
4.75%, 5/1/2023	325,000	330,688
5.00%, 3/15/2024	325,000	333,125
5.25%, 4/15/2025	195,000	201,094
7.69%, 6/15/2025	155,000	173,212
5.38%, 9/1/2026	330,000	333,300
LifePoint Health, Inc., 5.88%, 12/1/2023	85,000	88,719
MPH Acquisition Holdings LLC, 7.13%, 6/1/2024(b)	190,000	197,125
Tenet Healthcare Corp., 7.50%, 1/1/2022(b)	135,000	140,906
8.13%, 4/1/2022	70,000	73,766
6.75%, 6/15/2023(c)	100,000	99,625
4.63%, 7/15/2024	135,000	131,288
7.00%, 8/1/2025(c)	100,000	98,750
6.88%, 11/15/2031	75,000	67,140
WellCare Health Plans, Inc., 5.38%, 8/15/2026(b)	250,000	254,375

		39,855,771

Health Care Technology 0.0%†
IQVIA, Inc., 5.00%, 10/15/2026(b)	200,000	196,500

Hotels, Restaurants & Leisure 0.2%
1011778 BC ULC, 4.63%, 1/15/2022(b)	140,000	140,175
4.25%, 5/15/2024(b)	340,000	322,150
5.00%, 10/15/2025(b)	95,000	90,963
Boyd Gaming Corp., 6.88%, 5/15/2023	210,000	220,605
6.38%, 4/1/2026	185,000	190,319
Cedar Fair LP, 5.38%, 4/15/2027	40,000	38,700
Delta Merger Sub, Inc., 6.00%, 9/15/2026(b)	85,000	86,062
Eldorado Resorts, Inc., 7.00%, 8/1/2023(c)	100,000	105,250
GLP Capital LP, 4.88%, 11/1/2020	420,000	427,942
5.38%, 11/1/2023	125,000	129,180
Hilton Domestic Operating Co., Inc., 5.13%, 5/1/2026(b)	90,000	89,550
Hilton Worldwide Finance LLC, 4.63%, 4/1/2025	160,000	155,800
International Game Technology plc, 6.25%, 1/15/2027(b)	200,000	202,480
Jack Ohio Finance LLC, 6.75%, 11/15/2021(b)	126,000	130,410
KFC Holding Co., 5.25%, 6/1/2026(b)	195,000	194,269
MGM Resorts International, 8.63%, 2/1/2019	300,000	304,500
5.25%, 3/31/2020	105,000	106,838
6.63%, 12/15/2021(c)	145,000	153,700
5.75%, 6/15/2025(c)	135,000	135,506
NCL Corp. Ltd., 4.75%, 12/15/2021(b)	291,000	292,819

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Scientific Games International, Inc., 10.00%, 12/1/2022	$125,000	$132,344
Six Flags Entertainment Corp., 4.88%, 7/31/2024(b)	115,000	112,125

		3,761,687

Household Durables 0.1%
Lennar Corp., 8.38%, 1/15/2021(c)	45,000	48,992
5.38%, 10/1/2022	200,000	205,250
4.75%, 11/15/2022	195,000	195,838
4.88%, 12/15/2023(c)	145,000	146,087
5.25%, 6/1/2026	110,000	109,038
PulteGroup, Inc., 4.25%, 3/1/2021	190,000	190,713
Taylor Morrison Communities, Inc., 5.25%, 4/15/2021(b)	95,000	95,356
5.63%, 3/1/2024(b)(c)	125,000	123,125
Toll Brothers Finance Corp., 4.00%, 12/31/2018	190,000	189,848
4.38%, 4/15/2023(c)	105,000	104,212
5.63%, 1/15/2024	20,000	20,650
4.88%, 3/15/2027(c)	105,000	100,013
4.35%, 2/15/2028	150,000	137,670

		1,666,792

Household Products 0.0%†
Spectrum Brands Holdings, Inc., 7.75%, 1/15/2022	45,000	46,328
Spectrum Brands, Inc., 5.75%, 7/15/2025	75,000	75,750

		122,078

Independent Power and Renewable Electricity Producers 0.2%
Calpine Corp., 6.00%, 1/15/2022(b)	445,000	448,337
5.38%, 1/15/2023(c)	345,000	326,025
5.75%, 1/15/2025	75,000	66,375
NRG Energy, Inc., 6.25%, 7/15/2022	52,000	53,648
7.25%, 5/15/2026	390,000	423,150
6.63%, 1/15/2027	420,000	441,000
Talen Energy Supply LLC, 4.60%, 12/15/2021	215,000	183,825
9.50%, 7/15/2022(b)(c)	460,000	460,000
6.50%, 6/1/2025(c)	115,000	87,975
Vistra Energy Corp., 5.88%, 6/1/2023(c)	250,000	257,188
7.63%, 11/1/2024	356,000	383,145

		3,130,668

Insurance 0.6%
Athene Holding Ltd., 4.13%, 1/12/2028	4,775,000	4,461,275
Berkshire Hathaway Finance Corp., 4.20%, 8/15/2048	5,640,000	5,602,212

		10,063,487

Interactive Media & Services 0.0%†
Rackspace Hosting, Inc., 8.63%, 11/15/2024(b)(c)	340,000	330,684

Internet & Direct Marketing Retail 0.0%†
Netflix, Inc., 5.38%, 2/1/2021(c)	65,000	66,625
5.50%, 2/15/2022	145,000	149,531
4.38%, 11/15/2026(c)	75,000	70,148
4.88%, 4/15/2028(b)(c)	50,000	47,000
QVC, Inc., 3.13%, 4/1/2019(c)	105,000	105,002
5.45%, 8/15/2034	85,000	75,986

		514,292

IT Services 0.1%
First Data Corp., 7.00%, 12/1/2023(b)	170,000	177,012
5.00%, 1/15/2024(b)(c)	550,000	553,438
Zayo Group LLC, 6.00%, 4/1/2023	95,000	97,850
6.38%, 5/15/2025	115,000	119,344
5.75%, 1/15/2027(b)	275,000	275,000

		1,222,644

Machinery 0.1%
CNH Industrial Capital LLC, 3.38%, 7/15/2019	65,000	65,085
4.88%, 4/1/2021	100,000	102,482
4.38%, 4/5/2022	105,000	106,239
CNH Industrial NV, 4.50%, 8/15/2023	65,000	66,001
Novelis Corp., 6.25%, 8/15/2024(b)	65,000	66,544
5.88%, 9/30/2026(b)(c)	285,000	278,445
RBS Global, Inc., 4.88%, 12/15/2025(b)	175,000	166,688
Welbilt, Inc., 9.50%, 2/15/2024	85,000	92,862

		944,346

Media 2.7%
Acosta, Inc., 7.75%, 10/1/2022(b)	380,000	129,200
Altice Luxembourg SA, 7.75%, 5/15/2022(b)(c)	380,000	369,075
7.63%, 2/15/2025(b)(c)	200,000	182,280
Altice US Finance I Corp., 5.38%, 7/15/2023(b)	200,000	202,250
5.50%, 5/15/2026(b)(c)	245,000	244,694
AMC Networks, Inc., 4.75%, 8/1/2025(c)	95,000	90,844
Cequel Communications Holdings I LLC, 5.13%, 12/15/2021(b)	250,000	251,562
7.75%, 7/15/2025(b)	200,000	212,500
Charter Communications Operating LLC, 4.46%, 7/23/2022(c)	3,975,000	4,041,555
4.91%, 7/23/2025	11,485,000	11,662,185
6.48%, 10/23/2045	4,360,000	4,686,928
5.38%, 5/1/2047	6,400,000	6,064,034
Comcast Corp., 2.35%, 1/15/2027	10,145,000	8,926,755
3.30%, 2/1/2027	3,555,000	3,360,387
4.00%, 8/15/2047	3,620,000	3,244,222
CSC Holdings LLC, 6.63%, 10/15/2025(b)	200,000	210,750
10.88%, 10/15/2025(b)	351,000	408,037
5.50%, 4/15/2027(b)(c)	210,000	203,700
DISH DBS Corp., 6.75%, 6/1/2021	65,000	66,381
5.88%, 11/15/2024(c)	275,000	246,469
Lamar Media Corp., 5.00%, 5/1/2023	55,000	55,825
5.75%, 2/1/2026	70,000	72,537
Liberty Interactive LLC, 8.50%, 7/15/2029	65,000	70,038
MDC Partners, Inc., 6.50%, 5/1/2024(b)(c)	130,000	115,050
Outfront Media Capital LLC, 5.88%, 3/15/2025(c)	80,000	80,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Media (continued)
Sinclair Television Group, Inc., 5.38%, 4/1/2021	$155,000	$155,000
5.13%, 2/15/2027(b)	120,000	110,250
Sirius XM Radio, Inc., 4.63%, 5/15/2023(b)	120,000	118,944
6.00%, 7/15/2024(b)	425,000	440,406
5.38%, 7/15/2026(b)	220,000	218,350
5.00%, 8/1/2027(b)	130,000	125,088
TEGNA, Inc., 5.13%, 10/15/2019	139,000	139,087
5.13%, 7/15/2020	351,000	353,632
Unitymedia Hessen GmbH & Co. KG, 5.00%, 1/15/2025(b)	205,000	208,155
Univision Communications, Inc., 6.75%, 9/15/2022(b)	76,000	77,710
5.13%, 5/15/2023(b)	105,000	100,275

		47,244,955

Metals & Mining 0.8%
Big River Steel LLC, 7.25%, 9/1/2025(b)	176,000	185,900
China Minmetals Corp.,
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	244,000	225,559
Reg. S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.72%), 3.75%, 11/13/2022(e)(f)	200,000	184,884
Chinalco Capital Holdings Ltd., Reg. S, 4.25%, 4/21/2022	200,000	192,529
Corp. Nacional del Cobre de Chile, Reg. S, 5.63%, 9/21/2035	100,000	110,639
CSN Resources SA, Reg. S, 6.50%, 7/21/2020	100,000	96,900
FMG Resources August 2006 Pty. Ltd., 4.75%, 5/15/2022(b)(c)	95,000	94,050
5.13%, 5/15/2024(b)(c)	50,000	48,625
Freeport-McMoRan, Inc., 3.10%, 3/15/2020	85,000	84,044
4.00%, 11/14/2021	190,000	188,337
3.55%, 3/1/2022(c)	60,000	58,050
3.88%, 3/15/2023	225,000	217,508
5.40%, 11/14/2034	300,000	282,000
5.45%, 3/15/2043	200,000	182,000
Hudbay Minerals, Inc., 7.63%, 1/15/2025(b)	115,000	118,738
Nexa Resources SA, 5.38%, 5/4/2027(b)	318,000	308,937
Steel Dynamics, Inc., 5.50%, 10/1/2024	85,000	86,785
Teck Resources Ltd., 4.75%, 1/15/2022	85,000	86,662
8.50%, 6/1/2024(b)	100,000	109,500
6.25%, 7/15/2041	55,000	57,750
Vale Overseas Ltd., 6.25%, 8/10/2026	10,410,000	11,408,319

		14,327,716

Mortgage Real Estate Investment Trusts (REITs) 0.0%†
Starwood Property Trust, Inc., 3.63%, 2/1/2021(b)(c)	205,000	200,900

Oil, Gas & Consumable Fuels 4.8%
Abu Dhabi Crude Oil Pipeline LLC, 3.65%, 11/2/2029(b)	200,000	189,548
4.60%, 11/2/2047(b)	200,000	194,732
Antero Midstream Partners LP, 5.38%, 9/15/2024	210,000	211,312
Antero Resources Corp., 5.38%, 11/1/2021	280,000	283,584
Antero Resources Corp., 5.13%, 12/1/2022(c)	270,000	274,185
Apache Corp., 4.38%, 10/15/2028(c)	9,490,000	9,307,514
Ascent Resources Utica Holdings LLC, 10.00%, 4/1/2022(b)	170,000	191,250
7.00%, 11/1/2026(b)	120,000	119,550
Canadian Natural Resources Ltd., 4.95%, 6/1/2047	2,875,000	2,981,637
Cheniere Corpus Christi Holdings LLC, 5.88%, 3/31/2025	235,000	247,044
Cheniere Energy Partners LP, 5.25%, 10/1/2025	390,000	390,480
5.63%, 10/1/2026(b)	25,000	25,180
Chesapeake Energy Corp., 6.13%, 2/15/2021(c)	105,000	107,625
8.00%, 1/15/2025(c)	185,000	190,781
8.00%, 6/15/2027(c)	185,000	188,700
Concho Resources, Inc., 4.30%, 8/15/2028	8,220,000	8,186,702
Crestwood Midstream Partners LP, 6.25%, 4/1/2023(c)	70,000	72,450
5.75%, 4/1/2025	65,000	66,381
DCP Midstream Operating LP, 2.70%, 4/1/2019	70,000	69,892
(ICE LIBOR USD 3 Month + 3.85%), 5.85%, 5/21/2043(b)(e)	70,000	64,750
5.60%, 4/1/2044	70,000	67,025
Energy Transfer Equity LP, 7.50%, 10/15/2020	365,000	390,550
5.88%, 1/15/2024(c)	100,000	105,250
Energy Transfer Partners LP, 4.15%, 10/1/2020(c)	4,500,000	4,557,971
4.50%, 11/1/2023	4,100,000	4,155,694
4.95%, 6/15/2028	6,330,000	6,444,586
5.80%, 6/15/2038	3,155,000	3,277,234
Enterprise Products Operating LLC, 4.25%, 2/15/2048(c)	6,440,000	6,062,347
EP Energy LLC, 7.75%, 9/1/2022	100,000	77,000
6.38%, 6/15/2023(c)	410,000	273,675
9.38%, 5/1/2024(b)(c)	305,000	251,625
KazMunayGas National Co. JSC, 5.38%, 4/24/2030(b)	299,000	303,814
5.75%, 4/19/2047(b)	200,000	197,000
Reg. S, 5.75%, 4/19/2047	200,000	197,000
Kinder Morgan, Inc., 4.30%, 3/1/2028(c)	6,970,000	6,910,674
5.55%, 6/1/2045	1,870,000	1,976,520
MPLX LP, 4.50%, 4/15/2038	7,965,000	7,506,975
Newfield Exploration Co., 5.38%, 1/1/2026	60,000	62,175
Noble Energy, Inc., 5.05%, 11/15/2044	2,440,000	2,363,522
NuStar Logistics LP, 4.80%, 9/1/2020	130,000	131,138
6.75%, 2/1/2021	20,000	20,950
4.75%, 2/1/2022	15,000	14,925
5.63%, 4/28/2027	75,000	74,156
Oasis Petroleum, Inc., 6.88%, 3/15/2022(c)	95,000	96,661
6.25%, 5/1/2026(b)(c)	135,000	137,362
Peru LNG Srl, 5.38%, 3/22/2030(b)	200,000	199,300
Petrobras Global Finance BV, 7.38%, 1/17/2027	173,000	175,188
Petroleos de Venezuela SA,
Reg. S, 6.00%, 5/16/2024(g)	322,820	70,601
Reg. S, 6.00%, 11/15/2026(g)	830,693	178,599
Reg. S, 5.38%, 4/12/2027(g)	789,800	170,991

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
Petroleos del Peru SA, 4.75%, 6/19/2032(b)	$200,000	$193,840
Petroleos Mexicanos, (ICE LIBOR USD 3 Month + 3.65%), 5.98%, 3/11/2022(e)	83,000	88,069
3.50%, 1/30/2023	5,000,000	4,740,000
4.63%, 9/21/2023	89,000	88,199
5.35%, 2/12/2028(b)	190,000	179,075
6.75%, 9/21/2047	382,000	364,500
6.35%, 2/12/2048(b)	207,000	189,612
Range Resources Corp., 5.00%, 8/15/2022	65,000	64,269
5.00%, 3/15/2023(c)	365,000	357,700
Rio Energy SA, 6.88%, 2/1/2025(b)	150,000	123,752
Rockies Express Pipeline LLC, 6.00%, 1/15/2019(b)	170,000	171,233
5.63%, 4/15/2020(b)	240,000	246,600
Sanchez Energy Corp., 6.13%, 1/15/2023	350,000	199,500
SemGroup Corp., 5.63%, 11/15/2023	140,000	136,150
Sinopec Group Overseas Development 2015 Ltd., Reg. S, 3.25%, 4/28/2025	200,000	189,012
SM Energy Co., 6.13%, 11/15/2022	105,000	108,150
5.00%, 1/15/2024(c)	90,000	87,638
6.63%, 1/15/2027(c)	80,000	82,700
Southern Gas Corridor CJSC, Reg. S, 6.88%, 3/24/2026(c)	240,000	266,452
6.88%, 3/24/2026(b)	206,000	228,704
State Oil Co. of the Azerbaijan Republic, Reg. S, 4.75%, 3/13/2023	500,000	501,618
Reg. S, 6.95%, 3/18/2030(c)	250,000	270,425
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	275,000	264,688
Targa Resources Partners LP, 4.13%, 11/15/2019	135,000	134,494
4.25%, 11/15/2023	95,000	92,744
6.75%, 3/15/2024	195,000	205,725
5.13%, 2/1/2025	125,000	125,937
5.00%, 1/15/2028(b)(c)	185,000	179,913
Tullow Oil plc, 7.00%, 3/1/2025(b)	200,000	195,000
Whiting Petroleum Corp., 5.75%, 3/15/2021(c)	190,000	194,750
6.25%, 4/1/2023	155,000	160,425
6.63%, 1/15/2026(c)	65,000	67,600
Williams Cos., Inc. (The), 4.50%, 11/15/2023	5,000,000	5,092,295
WPX Energy, Inc., 5.25%, 9/15/2024	125,000	125,625
5.75%, 6/1/2026	60,000	60,750

		85,590,949

Paper & Forest Products 0.0%†
Suzano Austria GmbH, 6.00%, 1/15/2029(b)	200,000	200,800

Personal Products 0.0%†
Edgewell Personal Care Co., 4.70%, 5/19/2021	30,000	29,925
4.70%, 5/24/2022(c)	125,000	122,187
Prestige Brands, Inc., 6.38%, 3/1/2024(b)(c)	80,000	80,900

		233,012

Pharmaceuticals 1.0%
AstraZeneca plc, 2.38%, 6/12/2022	7,205,000	6,925,119
Bausch Health Cos., Inc., 6.50%, 3/15/2022(b)	90,000	93,600
5.50%, 3/1/2023(b)(c)	20,000	19,250
5.88%, 5/15/2023(b)	190,000	185,250
5.50%, 11/1/2025(b)	220,000	220,000
Endo Dac, 6.00%, 7/15/2023(b)	200,000	177,500
Endo Finance LLC, 5.38%, 1/15/2023(b)	125,000	110,000
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	7,730,000	7,647,352
2.88%, 9/23/2023	2,330,000	2,218,944

		17,597,015

Professional Services 0.0%†
IHS Markit Ltd., 5.00%, 11/1/2022(b)	300,000	308,880

Real Estate Management & Development 0.0%†
Country Garden Holdings Co. Ltd., Reg. S, 4.75%, 7/25/2022	200,000	185,446
Realogy Group LLC, 4.50%, 4/15/2019(b)	210,000	210,525

		395,971

Road & Rail 0.1%
Avis Budget Car Rental LLC, 5.13%, 6/1/2022(b)(c)	100,000	102,637
5.25%, 3/15/2025(b)(c)	90,000	84,375
Avolon Holdings Funding Ltd., 5.13%, 10/1/2023(b)	120,000	121,294
Hertz Corp. (The), 5.88%, 10/15/2020(c)	95,000	94,525
7.63%, 6/1/2022(b)	55,000	54,313
5.50%, 10/15/2024(b)(c)	525,000	435,750
Park Aerospace Holdings Ltd., 5.25%, 8/15/2022(b)	620,000	625,425
5.50%, 2/15/2024(b)	315,000	322,875

		1,841,194

Semiconductors & Semiconductor Equipment 2.0%
Amkor Technology, Inc., 6.38%, 10/1/2022(c)	205,000	208,629
Broadcom Corp., 2.38%, 1/15/2020	7,420,000	7,332,946
2.65%, 1/15/2023	12,445,000	11,757,634
Microchip Technology, Inc., 3.92%, 6/1/2021(b)	7,425,000	7,381,499
4.33%, 6/1/2023(b)	8,300,000	8,248,443
Micron Technology, Inc., 5.50%, 2/1/2025	85,000	87,900
NXP BV, 4.13%, 6/1/2021(b)	200,000	199,784
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/2026(b)	200,000	210,500

		35,427,335

Software 0.1%
CDK Global, Inc., 3.80%, 10/15/2019	80,000	80,040
5.00%, 10/15/2024	60,000	61,307
5.88%, 6/15/2026	75,000	77,278
4.88%, 6/1/2027	66,000	64,350
Infor Software Parent LLC, 7.13%, 5/1/2021(b)(c)(d)	175,000	176,530

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Software (continued)
j2 Cloud Services LLC, 6.00%, 7/15/2025(b)	$185,000	$190,087
Nuance Communications, Inc., 5.38%, 8/15/2020(b)	65,000	65,195
6.00%, 7/1/2024	325,000	334,750
Open Text Corp., 5.88%, 6/1/2026(b)	245,000	252,197

		1,301,734

Specialty Retail 0.0%†
Penske Automotive Group, Inc., 3.75%, 8/15/2020	220,000	218,350

Technology Hardware, Storage & Peripherals 2.1%
Apple, Inc., 4.65%, 2/23/2046	7,015,000	7,578,572
Dell International LLC, 4.42%, 6/15/2021(b)	12,010,000	12,191,069
5.88%, 6/15/2021(b)	260,000	267,794
5.45%, 6/15/2023(b)	6,000,000	6,309,810
6.02%, 6/15/2026(b)	4,990,000	5,333,473
Hewlett Packard Enterprise Co., 4.90%, 10/15/2025(h)	6,200,000	6,373,246

		38,053,964

Thrifts & Mortgage Finance 0.5%
BPCE SA, 4.63%, 9/12/2028(b)(c)	9,430,000	9,298,678

Trading Companies & Distributors 0.6%
Air Lease Corp., 3.63%, 12/1/2027	4,535,000	4,166,491
4.63%, 10/1/2028	5,700,000	5,617,579
Aircastle Ltd., 4.63%, 12/15/2018	225,000	225,667
6.25%, 12/1/2019	205,000	211,437
5.13%, 3/15/2021	290,000	297,671
5.50%, 2/15/2022(c)	155,000	161,110
HD Supply, Inc., 5.75%, 4/15/2024(b)(h)	205,000	215,506
United Rentals North America, Inc., 4.63%, 7/15/2023(c)	50,000	50,375
5.75%, 11/15/2024	150,000	154,320

		11,100,156

Water Utilities 0.0%†
Agua y Saneamientos Argentinos SA, Reg. S, 6.63%, 2/1/2023	150,000	118,425

Wireless Telecommunication Services 0.1%
Hughes Satellite Systems Corp., 6.50%, 6/15/2019	162,000	165,240
Sprint Communications, Inc., 9.00%, 11/15/2018(b)	180,000	181,116
Sprint Corp., 7.88%, 9/15/2023	185,000	199,569
7.13%, 6/15/2024	505,000	523,937
7.63%, 3/1/2026	160,000	169,400
T-Mobile USA, Inc., 6.00%, 3/1/2023	355,000	364,940
6.00%, 4/15/2024	70,000	72,538
6.50%, 1/15/2026	70,000	73,339
4.50%, 2/1/2026	95,000	90,665
Wind Tre SpA, 5.00%, 1/20/2026(b)	280,000	243,474

		2,084,218

Total Corporate Bonds (cost $629,675,671)		619,585,200

Foreign Government Securities 4.5%

	Principal Amount	Value
ANGOLA 0.0%†
Republic of Angola, Reg. S, 9.38%, 5/8/2048	200,000	211,152

ARGENTINA 0.1%
Republic of Argentina, 8.28%, 12/31/2033	729,060	657,976
2.50%, 12/31/2038(h)	1,140,000	670,320
6.88%, 1/11/2048	287,000	220,990

		1,549,286

BELARUS 0.0%†
Belarus Government Bond, Reg. S, 7.63%, 6/29/2027	200,000	213,208

BELIZE 0.0%†
Belize Government Bond, Reg. S, 4.94%, 2/20/2034(h)	218,000	106,820

BERMUDA 0.0%†
Bermuda Government Bond, 4.85%, 2/6/2024(b)	200,000	208,416
Reg. S, 3.72%, 1/25/2027	200,000	190,158

		398,574

BRAZIL 0.0%†
Brazil Minas SPE via State of Minas Gerais, Reg. S, 5.33%, 2/15/2028	200,000	191,500
Federative Republic of Brazil, 5.00%, 1/27/2045	200,000	164,702

		356,202

CANADA 1.2%
Export Development Canada, 1.00%, 11/1/2018	17,905,000	17,884,230
Province of Ontario, 2.00%, 1/30/2019	4,000,000	3,992,763

		21,876,993

COLOMBIA 0.1%
Republic of Colombia, 7.38%, 9/18/2037	132,000	166,320
6.13%, 1/18/2041	290,000	328,425
5.00%, 6/15/2045	200,000	199,800

		694,545

COSTA RICA 0.0%†
Republic of Costa Rica, 7.16%, 3/12/2045(b)	438,000	384,060
Reg. S, 7.16%, 3/12/2045	200,000	175,370

		559,430

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
CROATIA 0.1%
Republic of Croatia, Reg. S, 5.50%, 4/4/2023		$440,000	$465,230
Reg. S, 6.00%, 1/26/2024(c)		250,000	271,587

			736,817

DOMINICAN REPUBLIC 0.0%†
Dominican Republic Bond, Reg. S, 6.00%, 7/19/2028(c)		150,000	152,543
Reg. S, 7.45%, 4/30/2044		100,000	106,500
Reg. S, 6.85%, 1/27/2045		100,000	101,250

			360,293

ECUADOR 0.0%†
Republic of Ecuador, Reg. S, 9.63%, 6/2/2027		200,000	197,740
Reg. S, 7.88%, 1/23/2028		200,000	179,940

			377,680

EGYPT 0.0%†
Arab Republic of Egypt, Reg. S, 8.50%, 1/31/2047		200,000	200,432
Reg. S, 7.90%, 2/21/2048		430,000	409,575

			610,007

EL SALVADOR 0.0%†
Republic of El Salvador, Reg. S, 7.75%, 1/24/2023(c)		80,000	83,434
Reg. S, 8.63%, 2/28/2029		62,000	65,565

			148,999

FRANCE 0.9%
France Government Bond OAT, Reg. S, 2.00%, 5/25/2048(b)	EUR	12,615,000	15,798,106

GHANA 0.1%
Republic of Ghana, Reg. S, 7.63%, 5/16/2029		$366,000	366,345
Reg. S, 10.75%, 10/14/2030		330,000	410,421

			776,766

HUNGARY 0.0%†
Hungary Government Bond, 7.63%, 3/29/2041		280,000	390,600

INDONESIA 0.1%
Republic of Indonesia, Reg. S, 7.75%, 1/17/2038		185,000	242,361
Reg. S, 5.25%, 1/17/2042		540,000	550,338

			792,699

IVORY COAST 0.1%
Republic of Cote d’Ivoire, Reg. S, 5.75%, 12/31/2032(c)(h)		1,295,000	1,224,345

JAMAICA 0.0%†
Jamaica Government Bond, 6.75%, 4/28/2028		200,000	217,000

KENYA 0.0%†
Republic of Kenya, Reg. S, 8.25%, 2/28/2048(c)		210,000	202,667

LEBANON 0.0%†
Lebanon Government Bond, Reg. S, 6.85%, 3/23/2027		45,000	35,303
Reg. S, 6.65%, 2/26/2030		145,000	108,185

			143,488

MEXICO 0.1%
United Mexican States, 5.75%, 10/12/2110(c)		702,000	706,570

MONGOLIA 0.0%†
Mongolia Government Bond, Reg. S, 10.88%, 4/6/2021(c)		200,000	224,768
Reg. S, 8.75%, 3/9/2024		200,000	218,727

			443,495

NIGERIA 0.1%
Federal Republic of Nigeria, 5.63%, 6/27/2022		200,000	200,300
Reg. S, 6.50%, 11/28/2027(c)		200,000	192,420
Reg. S, 7.14%, 2/23/2030		200,000	195,060
Reg. S, 7.88%, 2/16/2032(c)		400,000	408,600

			996,380

OMAN 0.0%†
Oman Government Bond, Reg. S, 5.63%, 1/17/2028		259,000	254,483
Reg. S, 6.50%, 3/8/2047		200,000	190,034
Reg. S, 6.75%, 1/17/2048		249,000	242,182

			686,699

PANAMA 0.0%†
Republic of Panama, 8.88%, 9/30/2027		400,000	538,600

PARAGUAY 0.0%†
Republic of Paraguay, Reg. S, 6.10%, 8/11/2044		200,000	208,900

QATAR 0.0%†
Qatar Government Bond, Reg. S, 4.50%, 4/23/2028(c)		205,000	210,945

RUSSIA 0.0%†
Russian Federal Bond - OFZ, Reg. S, 7.50%, 3/31/2030(h)		17,270	19,041
Reg. S, 5.88%, 9/16/2043		200,000	216,390
Reg. S, 5.25%, 6/23/2047		200,000	191,637

			427,068

SAUDI ARABIA 0.0%†
Kingdom of Saudi Arabia, Reg. S, 2.88%, 3/4/2023		200,000	193,160
Reg. S, 4.50%, 4/17/2030		200,000	200,900

			394,060

SERBIA 0.0%†
Republic of Serbia, Reg. S, 4.88%, 2/25/2020		200,000	202,554
Reg. S, 7.25%, 9/28/2021		350,000	381,028

			583,582

SOUTH AFRICA 0.8%
Republic of South Africa, 4.67%, 1/17/2024		100,000	97,629
5.88%, 6/22/2030(c)		200,000	198,833
6.50%, 2/28/2041	ZAR	293,030,000	14,442,988
5.65%, 9/27/2047		$200,000	182,412

			14,921,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
SPAIN 0.5%
Kingdom of Spain, Reg. S, 2.90%, 10/31/2046(b)	EUR	7,030,000	$8,793,265

SRI LANKA 0.1%
Democratic Socialist Republic of Sri Lanka, Reg. S, 5.88%, 7/25/2022(c)		$267,000	262,336
Reg. S, 6.85%, 11/3/2025(c)		217,000	214,205
Reg. S, 6.20%, 5/11/2027		200,000	187,470
Reg. S, 6.75%, 4/18/2028		477,000	460,269

			1,124,280

TURKEY 0.1%
Export Credit Bank of Turkey, Reg. S, 5.38%, 2/8/2021		200,000	187,928
5.38%, 10/24/2023(b)		200,000	177,000
Republic of Turkey, 7.50%, 11/7/2019		210,000	212,940
6.25%, 9/26/2022(c)		200,000	195,793
6.00%, 3/25/2027		750,000	682,599
5.13%, 2/17/2028		222,000	188,687
6.13%, 10/24/2028		200,000	180,144
6.00%, 1/14/2041		200,000	164,732

			1,989,823

UKRAINE 0.1%
Ukraine Government Bond, Reg. S, 7.75%, 9/1/2025		230,000	218,727
Reg. S, 7.75%, 9/1/2026		260,000	244,148
Reg. S, 7.75%, 9/1/2027(c)		410,000	380,808
0.00%, 5/31/2040(a)(b)		228,000	119,659
Ukreximbank Via Biz Finance plc, 9.63%, 4/27/2022(b)		240,000	244,152

			1,207,494

URUGUAY 0.0%†
Oriental Republic of Uruguay, 5.10%, 6/18/2050		116,000	118,320

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.0%†
Bolivarian Republic of Venezuela, Reg. S, 8.25%, 10/13/2024(g)		372,300	99,292

ZAMBIA 0.0%†
Republic of Zambia, Reg. S, 8.50%, 4/14/2024		200,000	142,533

Total Foreign Government Securities (cost $86,946,128)			81,338,845

Mortgage-Backed Securities 30.1%

	Principal Amount		Value
FHLMC Gold Pool
Pool# G13072 5.00%, 4/1/2023		3,334	3,461
Pool# G13122 5.00%, 4/1/2023		1,404	1,457
Pool# G13225 5.00%, 6/1/2023		31,043	32,097
Pool# J08443 5.00%, 7/1/2023		14,874	15,167
Pool# C90699 5.00%, 8/1/2023		109,273	114,742
Pool# Z60021 5.00%, 9/1/2023		314,688	330,438
Pool# Z60045 5.00%, 1/1/2025		408,803	429,263
Pool# Z60024 5.00%, 1/1/2025		197,330	207,206
Pool# Z60031 5.50%, 7/1/2025		383,834	408,781
Pool# G30372 5.00%, 9/1/2027		29,666	31,150
Pool# C91128 5.50%, 12/1/2027		12,310	13,110
Pool# C91175 5.00%, 5/1/2028		1,247,040	1,309,454
Pool# C91317 5.00%, 7/1/2030		173,769	182,912
Pool# G30698 5.00%, 7/1/2031		73,415	77,090
Pool# G16093 3.00%, 2/1/2032		1,794,589	1,768,859
Pool# J37203 3.00%, 7/1/2032		2,035,280	2,006,062
Pool# G30795 5.00%, 7/1/2032		466,580	490,270
Pool# C69707 5.50%, 8/1/2032		1,209	1,288
Pool# G16505 3.50%, 2/1/2033		2,917,784	2,933,251
Pool# A14186 5.50%, 10/1/2033		640	688
Pool# C01674 5.50%, 11/1/2033		8,030	8,700
Pool# A24611 4.50%, 6/1/2034		2,686	2,786
Pool# A23854 5.50%, 6/1/2034		1,805	1,923
Pool# G08084 4.50%, 10/1/2035		27,824	28,842
Pool# A39572 5.00%, 11/1/2035		28,440	30,092
Pool# A39584 5.50%, 11/1/2035		13,313	14,408
Pool# A41399 5.50%, 12/1/2035		95,848	102,334
Pool# A49058 5.50%, 5/1/2036		90,669	96,562
Pool# A61562 5.50%, 10/1/2036		164,084	176,952
Pool# A52983 5.50%, 10/1/2036		39,443	42,516
Pool# G02379 6.00%, 10/1/2036		4,924	5,447
Pool# G02561 5.50%, 2/1/2037		20,305	21,969
Pool# A57475 5.50%, 2/1/2037		1,620	1,753
Pool# G03400 5.50%, 3/1/2037		83,113	89,778
Pool# A58420 5.50%, 3/1/2037		2,401	2,588
Pool# A60064 5.50%, 4/1/2037		40,917	44,172
Pool# G02791 5.50%, 4/1/2037		1,823	1,967
Pool# A60070 5.00%, 5/1/2037		22	23

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# G05521 5.50%, 5/1/2037	$542,341	$587,432
Pool# G02976 5.50%, 6/1/2037	16,324	17,611
Pool# G08204 5.50%, 6/1/2037	3,096	3,324
Pool# G08210 6.00%, 7/1/2037	37,372	41,367
Pool# A65518 6.00%, 9/1/2037	21,241	23,477
Pool# G03432 5.50%, 11/1/2037	20,343	21,944
Pool# A68546 5.50%, 11/1/2037	11,365	12,240
Pool# A70591 5.50%, 12/1/2037	33,332	35,909
Pool# A69653 5.50%, 12/1/2037	6,011	6,474
Pool# G03616 6.00%, 12/1/2037	8,363	9,225
Pool# A72378 5.50%, 1/1/2038	75,503	81,301
Pool# A71604 5.50%, 1/1/2038	70,731	76,212
Pool# A71374 5.50%, 1/1/2038	6,385	6,800
Pool# G03927 5.50%, 1/1/2038	5,081	5,479
Pool# G03812 5.50%, 2/1/2038	310,974	335,245
Pool# A73996 5.50%, 2/1/2038	133,818	143,650
Pool# G03964 5.50%, 2/1/2038	29,781	31,834
Pool# A72499 6.00%, 2/1/2038	4,268	4,708
Pool# A75432 5.50%, 3/1/2038	63,989	68,148
Pool# G04220 5.50%, 3/1/2038	8,062	8,687
Pool# G08256 5.50%, 3/1/2038	4,239	4,573
Pool# G04156 6.00%, 3/1/2038	8,612	9,531
Pool# A75830 5.50%, 4/1/2038	103,163	111,729
Pool# A76127 5.50%, 4/1/2038	96,645	102,926
Pool# A76483 5.50%, 4/1/2038	76,204	82,108
Pool# G04248 5.50%, 4/1/2038	68,647	73,881
Pool# G08263 5.50%, 4/1/2038	5,165	5,571
Pool# A76211 6.00%, 4/1/2038	1,168	1,279
Pool# G04287 5.00%, 5/1/2038	48,153	51,070
Pool# A77796 5.50%, 5/1/2038	237,877	255,716
Pool# G04305 5.50%, 5/1/2038	110,557	119,114
Pool# A77208 5.50%, 5/1/2038	6,798	7,264
Pool# A76939 5.50%, 5/1/2038	5,574	5,942
Pool# A77057 5.50%, 5/1/2038	3,502	3,745
Pool# G04359 5.50%, 6/1/2038	104,716	112,917
Pool# A77937 5.50%, 6/1/2038	55,432	59,035
Pool# A78624 5.50%, 6/1/2038	51,829	55,846
Pool# G04458 5.50%, 6/1/2038	25,515	27,500
Pool# A77648 5.50%, 6/1/2038	1,580	1,682
Pool# A78076 6.00%, 6/1/2038	22,454	24,394
Pool# A78454 6.00%, 6/1/2038	8,922	9,798
Pool# G05956 5.50%, 7/1/2038	367,966	396,775
Pool# G04471 5.50%, 7/1/2038	29,422	31,692
Pool# A79018 5.50%, 7/1/2038	29,139	31,396
Pool# A78982 5.50%, 7/1/2038	18,451	19,776
Pool# A79816 5.50%, 7/1/2038	9,879	10,521
Pool# A79509 5.50%, 7/1/2038	3,584	3,825
Pool# A79806 5.50%, 7/1/2038	1,126	1,199
Pool# A80779 5.50%, 8/1/2038	13,018	13,864
Pool# G04817 5.00%, 9/1/2038	79,870	84,766
Pool# A82609 5.50%, 9/1/2038	14,579	15,527
Pool# A82093 5.50%, 9/1/2038	11,285	12,019
Pool# A81743 5.50%, 9/1/2038	7,723	8,225
Pool# A82207 5.50%, 9/1/2038	581	626
Pool# G04847 5.50%, 10/1/2038	35,583	38,376
Pool# G05979 5.50%, 10/1/2038	7,941	8,563
Pool# A82703 5.50%, 10/1/2038	3,343	3,560
Pool# A82656 5.50%, 10/1/2038	3,213	3,445
Pool# A82787 5.50%, 11/1/2038	495,176	530,893
Pool# A82757 5.50%, 11/1/2038	92,712	98,738
Pool# A83032 5.50%, 11/1/2038	6,926	7,376
Pool# A83071 5.50%, 11/1/2038	2,271	2,418
Pool# A83066 5.50%, 11/1/2038	1,088	1,166
Pool# G05337 5.50%, 12/1/2038	151,015	162,670
Pool# A83596 5.50%, 12/1/2038	22,637	24,108
Pool# G08314 5.50%, 1/1/2039	16,060	17,248
Pool# G08331 4.50%, 2/1/2039	3,564	3,703
Pool# G08323 5.00%, 2/1/2039	88,197	93,597
Pool# A84417 5.50%, 2/1/2039	18,319	19,515
Pool# G05300 5.50%, 2/1/2039	4,898	5,265

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# A84655 4.50%, 3/1/2039	$227,827	$235,735
Pool# G05841 5.50%, 4/1/2039	10,123	10,870
Pool# A86968 4.50%, 6/1/2039	16,265	16,912
Pool# G05472 4.50%, 6/1/2039	6,303	6,574
Pool# A87250 5.00%, 6/1/2039	146,700	155,745
Pool# A87679 5.00%, 8/1/2039	97,468	103,314
Pool# G07021 5.00%, 9/1/2039	195,725	207,735
Pool# A89385 4.50%, 10/1/2039	7,879	8,214
Pool# G05684 5.50%, 10/1/2039	62,472	67,300
Pool# G06020 5.50%, 12/1/2039	343,039	369,791
Pool# V80890 5.50%, 12/1/2039	250,522	268,484
Pool# G05813 6.00%, 12/1/2039	17,305	19,108
Pool# G05923 5.50%, 2/1/2040	39,410	42,480
Pool# G06031 5.50%, 3/1/2040	13,587	14,651
Pool# A91997 5.00%, 4/1/2040	68,754	72,950
Pool# G05849 4.50%, 5/1/2040	441,552	460,661
Pool# G06193 5.50%, 5/1/2040	58,423	62,996
Pool# G08402 5.00%, 6/1/2040	87,535	92,883
Pool# A92458 5.00%, 6/1/2040	37,789	40,134
Pool# A92764 5.50%, 6/1/2040	39,261	42,352
Pool# C03486 4.50%, 7/1/2040	5,104	5,326
Pool# G06412 5.50%, 7/1/2040	714,987	770,216
Pool# C03531 4.00%, 10/1/2040	926,025	943,317
Pool# A94833 4.00%, 11/1/2040	2,825,153	2,877,838
Pool# A95230 4.00%, 12/1/2040	1,044,306	1,063,772
Pool# A96634 4.50%, 2/1/2041	186,457	194,333
Pool# G08443 4.50%, 4/1/2041	643,070	670,942
Pool# A97942 4.50%, 4/1/2041	192,258	200,592
Pool# Q00876 4.50%, 5/1/2041	907,123	946,445
Pool# Q00950 5.00%, 5/1/2041	393,107	415,485
Pool# Q01198 5.50%, 6/1/2041	30,171	32,157
Pool# G06956 4.50%, 8/1/2041	835,542	871,762
Pool# Z40047 4.00%, 10/1/2041	240,306	244,786
Pool# Q06344 4.00%, 2/1/2042	2,214,470	2,255,859
Pool# G08479 3.50%, 3/1/2042	357,727	354,846
Pool# C03795 3.50%, 4/1/2042	2,476,432	2,456,480
Pool# Q08997 3.50%, 6/1/2042	711,881	706,156
Pool# Q09004 3.50%, 6/1/2042	532,419	528,138
Pool# C04008 4.00%, 6/1/2042	781,914	796,528
Pool# C09004 3.50%, 7/1/2042	827,507	820,840
Pool# G08500 3.50%, 7/1/2042	497,574	493,564
Pool# G07083 4.00%, 7/1/2042	365,093	371,917
Pool# Z40054 4.00%, 7/1/2042	309,739	315,520
Pool# Q09896 3.50%, 8/1/2042	428,319	424,867
Pool# Q11348 3.50%, 9/1/2042	1,408,229	1,396,882
Pool# Q11095 3.50%, 9/1/2042	359,754	356,881
Pool# Q12143 3.50%, 10/1/2042	237,372	235,464
Pool# G07155 4.00%, 10/1/2042	556,201	566,197
Pool# Q13765 4.00%, 12/1/2042	332,761	338,980
Pool# Q17389 3.50%, 4/1/2043	904,857	897,567
Pool# Q16893 3.50%, 4/1/2043	390,176	387,032
Pool# Q18305 3.50%, 5/1/2043	297,396	295,000
Pool# Q19476 3.50%, 6/1/2043	397,514	394,312
Pool# Q19480 4.00%, 6/1/2043	2,438,488	2,474,490
Pool# G07459 3.50%, 8/1/2043	898,988	891,746
Pool# G08541 3.50%, 8/1/2043	803,205	796,734
Pool# Q20857 3.50%, 8/1/2043	629,542	624,470
Pool# Q20860 3.50%, 8/1/2043	280,496	278,247
Pool# V80509 4.00%, 10/1/2043	365,187	370,770
Pool# G08558 4.00%, 11/1/2043	169,638	172,067
Pool# G08559 4.50%, 11/1/2043	896,736	927,675
Pool# G08582 4.00%, 4/1/2044	255,547	258,816
Pool# G08583 4.50%, 4/1/2044	344,990	356,577
Pool# Q26367 4.00%, 5/1/2044	173,005	175,559
Pool# G08596 4.50%, 7/1/2044	1,075,291	1,111,547
Pool# G07943 4.50%, 8/1/2044	9,708	10,035
Pool# G07964 5.00%, 8/1/2044	332,881	354,525
Pool# Q45219 3.50%, 1/1/2045	1,324,919	1,310,415
Pool# G07961 3.50%, 3/1/2045	893,008	883,600
Pool# G08633 4.00%, 3/1/2045	2,868,564	2,905,010

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# Q32070 4.00%, 3/1/2045	$805,692	$816,006
Pool# G08636 3.50%, 4/1/2045	2,652,443	2,617,926
Pool# Q35164 4.00%, 5/1/2045	854,673	865,610
Pool# Q33869 4.00%, 6/1/2045	518,022	524,487
Pool# G08659 3.50%, 8/1/2045	2,545,777	2,512,647
Pool# V81992 4.00%, 10/1/2045	2,334,517	2,361,702
Pool# Q36814 4.00%, 10/1/2045	1,552,268	1,570,397
Pool# G08672 4.00%, 10/1/2045	1,238,484	1,253,074
Pool# G08676 3.50%, 11/1/2045	2,157,329	2,129,253
Pool# G08681 3.50%, 12/1/2045	952,243	939,850
Pool# G08686 3.00%, 1/1/2046	459,101	440,173
Pool# Q38473 4.00%, 1/1/2046	1,703,418	1,723,138
Pool# Q38470 4.00%, 1/1/2046	911,437	921,978
Pool# V82196 4.50%, 1/1/2046	314,446	326,149
Pool# Q39438 4.00%, 3/1/2046	1,428,790	1,445,331
Pool# G08699 4.00%, 3/1/2046	1,341,260	1,356,774
Pool# G08700 4.50%, 3/1/2046	489,936	505,971
Pool# Q40718 3.50%, 5/1/2046	1,519,267	1,498,514
Pool# G08706 3.50%, 5/1/2046	649,140	640,273
Pool# G08708 4.50%, 5/1/2046	119,989	123,922
Pool# Q40728 4.50%, 5/1/2046	27,461	28,357
Pool# Q45458 4.00%, 8/1/2046	2,354,122	2,381,374
Pool# G60724 3.00%, 10/1/2046	2,772,580	2,657,937
Pool# G08735 4.50%, 10/1/2046	408,028	421,397
Pool# Q44452 3.00%, 11/1/2046	3,150,365	3,018,634
Pool# G08744 4.50%, 12/1/2046	1,390,611	1,436,168
Pool# G08741 3.00%, 1/1/2047	2,784,066	2,666,091
Pool# G08747 3.00%, 2/1/2047	3,570,635	3,420,395
Pool# V82942 3.00%, 2/1/2047	1,374,129	1,316,965
Pool# Q46279 3.50%, 2/1/2047	2,719,979	2,680,041
Pool# Q46283 4.00%, 2/1/2047	2,566,332	2,592,957
Pool# Q46251 4.00%, 2/1/2047	1,158,456	1,171,413
Pool# Q46236 4.50%, 2/1/2047	741,347	765,628
Pool# G08753 4.50%, 2/1/2047	386,446	399,115
Pool# Q46310 4.50%, 2/1/2047	17,722	18,303
Pool# G08762 4.00%, 5/1/2047	3,923,942	3,967,561
Pool# V83204 4.50%, 5/1/2047	942,004	972,893
Pool# G08767 4.00%, 6/1/2047	4,288,023	4,335,357
Pool# G08768 4.50%, 6/1/2047	954,616	985,934
Pool# Q49552 3.50%, 7/1/2047	3,548,206	3,495,558
Pool# G08770 3.50%, 7/1/2047	1,354,157	1,334,011
Pool# G08772 4.50%, 7/1/2047	37,849	39,090
Pool# Q50035 3.50%, 8/1/2047	2,622,494	2,582,693
Pool# G08774 3.50%, 8/1/2047	1,511,181	1,488,640
Pool# G08775 4.00%, 8/1/2047	3,653,218	3,692,981
Pool# G61228 4.00%, 8/1/2047	2,580,719	2,612,155
Pool# Q50962 3.50%, 9/1/2047	2,983,121	2,938,627
Pool# G08779 3.50%, 9/1/2047	2,127,955	2,096,132
Pool# Q51268 3.50%, 10/1/2047	3,337,633	3,287,461
Pool# G08784 3.50%, 10/1/2047	1,524,669	1,501,809
Pool# Q51291 3.50%, 10/1/2047	911,948	898,275
Pool# Q51644 3.50%, 10/1/2047	827,330	814,894
Pool# G08785 4.00%, 10/1/2047	2,617,769	2,645,857
Pool# V83476 3.50%, 11/1/2047	1,963,574	1,934,057
Pool# G61467 4.00%, 11/1/2047	2,669,507	2,697,203
Pool# G08789 4.00%, 11/1/2047	2,469,223	2,498,582
Pool# G61281 3.50%, 1/1/2048	2,779,096	2,737,286
Pool# Q53535 3.50%, 1/1/2048	2,617,355	2,577,655
Pool# G08801 4.00%, 2/1/2048	2,694,531	2,722,928
Pool# G67710 3.50%, 3/1/2048	2,724,748	2,687,161
Pool# V84282 4.50%, 6/1/2048	103,922	107,327
Pool# G08827 4.50%, 7/1/2048	1,852,943	1,913,661
Pool# G08832 4.50%, 8/1/2048	2,446,308	2,527,436
FHLMC TBA
3.50%, 10/15/2048	7,940,000	7,814,697
4.00%, 10/15/2048	19,095,000	19,282,156
4.50%, 10/15/2048	13,010,000	13,427,235
FNMA Pool
Pool# 254175 5.50%, 12/1/2021	15,883	16,947
Pool# 969941 5.00%, 3/1/2023	9,086	9,361
Pool# 254690 5.50%, 4/1/2023	43,265	46,161
Pool# 982885 5.00%, 5/1/2023	4,039	4,250
Pool# 254797 5.00%, 6/1/2023	129,126	135,554

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 975884 5.00%, 6/1/2023	$1,385	$1,428
Pool# 254764 5.50%, 6/1/2023	97,121	103,623
Pool# 987214 5.00%, 7/1/2023	602	623
Pool# 987456 5.00%, 8/1/2023	8,179	8,427
Pool# 976243 5.00%, 8/1/2023	2,789	2,894
Pool# 965102 5.00%, 9/1/2023	545	561
Pool# 254911 5.00%, 10/1/2023	24,696	25,925
Pool# 254985 5.00%, 11/1/2023	330,679	347,139
Pool# 255582 5.00%, 1/1/2025	1,796	1,886
Pool# 255627 5.00%, 2/1/2025	179,085	187,999
Pool# 255667 5.00%, 3/1/2025	2,394	2,514
Pool# 255892 5.00%, 9/1/2025	321,449	337,449
Pool# 256170 5.00%, 3/1/2026	223,680	234,813
Pool# 256294 5.00%, 5/1/2026	1,098	1,153
Pool# 256639 5.00%, 2/1/2027	215,950	226,699
Pool# 256640 5.50%, 3/1/2027	16,747	17,869
Pool# 256676 5.50%, 4/1/2027	16,936	18,070
Pool# 256820 5.00%, 7/1/2027	142,190	149,268
Pool# 256896 5.50%, 9/1/2027	212,889	227,141
Pool# 257075 5.50%, 2/1/2028	293,550	315,733
Pool# 889278 5.50%, 4/1/2028	381,983	407,561
Pool# 257282 5.50%, 7/1/2028	80,218	85,588
Pool# 257367 5.50%, 9/1/2028	29,160	31,113
Pool# 257451 5.50%, 11/1/2028	6,626	7,069
Pool# 995477 5.50%, 1/1/2029	17,636	18,817
Pool# MA0082 5.00%, 5/1/2029	254,314	268,867
Pool# MA0097 5.00%, 6/1/2029	51,253	53,804
Pool# AL8062 5.50%, 6/1/2029	430,132	458,929
Pool# MA0295 5.00%, 1/1/2030	314,927	330,835
Pool# 932716 5.00%, 4/1/2030	11,169	11,726
Pool# AL7415 5.50%, 4/1/2030	73,378	78,290
Pool# MA0436 5.50%, 4/1/2030	26,085	27,835
Pool# AL6317 5.00%, 9/1/2030	327,961	344,285
Pool# AS9520 3.50%, 4/1/2032	2,323,541	2,337,877
Pool# AS9882 3.50%, 7/1/2032	1,473,469	1,481,763
Pool# 676643 5.00%, 1/1/2033	65,896	69,537
Pool# BH9303 3.50%, 2/1/2033	158,893	159,834
Pool# MA3313 3.50%, 3/1/2033	2,211,464	2,223,912
Pool# 720679 5.00%, 6/1/2033	8,472	8,993
Pool# 310100 5.00%, 8/1/2033	152,915	162,344
Pool# 738166 5.00%, 9/1/2033	2,068	2,171
Pool# 725027 5.00%, 11/1/2033	199,478	212,434
Pool# 745944 5.00%, 12/1/2033	58,203	61,791
Pool# 725422 5.00%, 4/1/2034	42,119	44,718
Pool# AC2387 5.00%, 1/1/2035	5,162	5,458
Pool# AD0308 5.00%, 3/1/2035	420,168	446,112
Pool# 735403 5.00%, 4/1/2035	308,663	327,677
Pool# 735382 5.00%, 4/1/2035	92,348	98,039
Pool# 735581 5.00%, 6/1/2035	872,592	926,298
Pool# 735795 5.00%, 6/1/2035	587,343	623,538
Pool# 735578 5.00%, 6/1/2035	159,705	169,558
Pool# 826201 5.00%, 7/1/2035	29,328	31,120
Pool# 735667 5.00%, 7/1/2035	4,473	4,749
Pool# 310099 5.00%, 8/1/2035	1,082,492	1,149,253
Pool# 190360 5.00%, 8/1/2035	344,173	365,515
Pool# 735893 5.00%, 10/1/2035	163,788	173,942
Pool# 745275 5.00%, 2/1/2036	151,291	160,683
Pool# 865972 5.50%, 3/1/2036	13,714	14,796
Pool# 891588 5.50%, 5/1/2036	40,922	44,115
Pool# 885808 5.50%, 6/1/2036	901	962
Pool# 885367 5.00%, 7/1/2036	1,372	1,447
Pool# 745826 6.00%, 7/1/2036	4,507	4,957
Pool# AI6495 5.00%, 9/1/2036	386,290	406,820
Pool# 897267 5.50%, 10/1/2036	13,977	14,967
Pool# 899215 6.00%, 10/1/2036	17,017	18,546
Pool# 310107 5.00%, 11/1/2036	63,671	67,620
Pool# 831922 5.50%, 11/1/2036	3,432	3,699
Pool# 903013 5.50%, 12/1/2036	49,164	52,967
Pool# 256513 5.50%, 12/1/2036	17,405	18,772

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 920078 5.50%, 12/1/2036	$5,471	$5,851
Pool# 902752 5.50%, 12/1/2036	1,706	1,839
Pool# 906869 6.00%, 12/1/2036	82,744	89,322
Pool# 967685 5.50%, 1/1/2037	15,204	16,395
Pool# 888222 6.00%, 2/1/2037	12,665	13,951
Pool# 910242 5.00%, 3/1/2037	1,448	1,529
Pool# 914049 6.00%, 3/1/2037	68,522	75,390
Pool# 914752 5.50%, 4/1/2037	9,206	9,849
Pool# 918011 5.00%, 5/1/2037	62,742	66,269
Pool# 897640 5.50%, 5/1/2037	16,495	17,750
Pool# 917988 6.00%, 5/1/2037	19,511	21,069
Pool# 937788 5.00%, 6/1/2037	739	780
Pool# 899562 5.50%, 6/1/2037	11,615	12,501
Pool# 939984 6.00%, 6/1/2037	28,328	30,929
Pool# 915639 6.00%, 6/1/2037	20,644	22,285
Pool# 256822 5.00%, 7/1/2037	1,467	1,549
Pool# 938175 5.50%, 7/1/2037	4,734	5,094
Pool# 928483 6.00%, 7/1/2037	16,519	18,127
Pool# 942052 6.00%, 7/1/2037	10,515	11,421
Pool# 944526 6.00%, 7/1/2037	5,121	5,528
Pool# 899598 6.00%, 7/1/2037	3,925	4,317
Pool# AA0920 5.50%, 8/1/2037	873,626	941,974
Pool# 942290 5.50%, 8/1/2037	13,727	14,724
Pool# 945218 5.50%, 8/1/2037	5,133	5,477
Pool# 936895 6.00%, 8/1/2037	865	934
Pool# 888638 5.50%, 9/1/2037	23,768	25,641
Pool# 952277 5.50%, 9/1/2037	418	446
Pool# 952276 6.00%, 9/1/2037	61,406	67,338
Pool# 933131 5.50%, 10/1/2037	17,983	19,278
Pool# 943640 5.50%, 10/1/2037	1,300	1,399
Pool# 946923 6.00%, 10/1/2037	31,614	34,433
Pool# 955770 6.00%, 10/1/2037	3,833	4,211
Pool# 960117 5.50%, 11/1/2037	324	347
Pool# 933166 6.00%, 11/1/2037	49,464	53,696
Pool# 959983 6.00%, 11/1/2037	27,886	30,630
Pool# 956411 6.00%, 11/1/2037	8,861	9,565
Pool# 959454 5.50%, 12/1/2037	24,124	25,829
Pool# 967254 5.50%, 12/1/2037	19,724	21,169
Pool# 966419 6.00%, 12/1/2037	15,885	17,452
Pool# 929018 6.00%, 12/1/2037	8,355	9,188
Pool# 966664 5.50%, 1/1/2038	95,428	102,680
Pool# 961256 5.50%, 1/1/2038	25,185	27,075
Pool# 961311 5.50%, 1/1/2038	22,015	23,684
Pool# 961181 5.50%, 1/1/2038	8,903	9,574
Pool# 961348 6.00%, 1/1/2038	47,865	51,952
Pool# 965719 6.00%, 1/1/2038	5,866	6,439
Pool# 969776 5.50%, 2/1/2038	44,200	47,592
Pool# 972701 5.50%, 2/1/2038	17,157	18,428
Pool# 972404 5.50%, 2/1/2038	9,957	10,718
Pool# 960048 5.50%, 2/1/2038	1,093	1,166
Pool# 969757 5.50%, 2/1/2038	698	752
Pool# 962344 5.50%, 3/1/2038	209,491	224,611
Pool# 975186 5.50%, 3/1/2038	70,617	76,128
Pool# 973794 5.50%, 3/1/2038	31,186	33,480
Pool# 974674 5.50%, 3/1/2038	20,433	21,935
Pool# 961849 5.50%, 3/1/2038	15,574	16,733
Pool# 962371 5.50%, 3/1/2038	14,269	15,328
Pool# 973775 5.50%, 3/1/2038	10,208	10,891
Pool# 953613 5.50%, 3/1/2038	2,259	2,426
Pool# 961992 6.00%, 3/1/2038	58,607	64,419
Pool# 979504 5.00%, 4/1/2038	16,827	17,766
Pool# 974532 5.00%, 4/1/2038	10,335	10,882
Pool# 933777 5.50%, 4/1/2038	5,936	6,386
Pool# 973726 6.00%, 4/1/2038	49,305	54,193
Pool# 983284 5.50%, 5/1/2038	182,657	196,029
Pool# 975127 5.50%, 5/1/2038	153,997	165,346
Pool# 975049 5.50%, 5/1/2038	90,747	96,824
Pool# 995048 5.50%, 5/1/2038	50,783	54,775
Pool# 970232 5.50%, 5/1/2038	3,389	3,616
Pool# 969268 5.50%, 5/1/2038	1,908	2,036

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# 889579 6.00%, 5/1/2038	$35,282	$38,592
Pool# 889509 6.00%, 5/1/2038	23,036	25,342
Pool# 984000 5.00%, 6/1/2038	26,180	27,790
Pool# 889561 5.50%, 6/1/2038	336,588	362,035
Pool# 963774 5.50%, 6/1/2038	69,819	74,959
Pool# 995018 5.50%, 6/1/2038	43,101	46,501
Pool# 985559 5.50%, 6/1/2038	27,765	29,660
Pool# 979984 5.50%, 6/1/2038	18,664	20,035
Pool# 985731 5.50%, 6/1/2038	11,337	12,209
Pool# 976213 5.50%, 6/1/2038	4,878	5,205
Pool# 986519 5.50%, 6/1/2038	2,934	3,148
Pool# 963958 5.50%, 6/1/2038	464	497
Pool# 929714 5.50%, 7/1/2038	172,719	185,332
Pool# 934333 5.50%, 7/1/2038	52,182	56,067
Pool# 963975 5.50%, 7/1/2038	37,229	39,982
Pool# 986999 5.50%, 7/1/2038	26,731	28,698
Pool# 934351 5.50%, 7/1/2038	9,203	9,884
Pool# 986245 5.50%, 7/1/2038	3,861	4,145
Pool# 929737 5.50%, 7/1/2038	1,089	1,170
Pool# 889962 5.50%, 8/1/2038	122,396	131,424
Pool# 929824 5.50%, 8/1/2038	24,621	26,456
Pool# 964970 5.50%, 8/1/2038	10,330	11,021
Pool# 975697 5.50%, 8/1/2038	6,528	7,008
Pool# 986062 5.50%, 8/1/2038	4,344	4,665
Pool# 983378 6.00%, 8/1/2038	17,497	19,226
Pool# 925973 6.00%, 8/1/2038	5,682	6,133
Pool# 889995 5.50%, 9/1/2038	164,025	176,645
Pool# 970818 5.50%, 9/1/2038	22,815	24,369
Pool# 986938 5.50%, 9/1/2038	5,021	5,390
Pool# 970650 5.50%, 10/1/2038	37,196	39,941
Pool# 990786 5.50%, 10/1/2038	24,353	26,139
Pool# 930071 6.00%, 10/1/2038	167,100	180,383
Pool# 992035 6.00%, 10/1/2038	5,465	5,899
Pool# 991002 6.00%, 10/1/2038	1,631	1,761
Pool# 995759 5.50%, 11/1/2038	207,956	223,524
Pool# 994637 5.50%, 11/1/2038	153,680	165,068
Pool# 985805 5.50%, 11/1/2038	65,145	70,216
Pool# 934665 5.50%, 11/1/2038	34,082	36,364
Pool# 934645 5.50%, 11/1/2038	25,206	26,946
Pool# 987994 5.50%, 11/1/2038	20,940	22,342
Pool# 970809 5.50%, 11/1/2038	9,477	10,202
Pool# AB0131 5.00%, 12/1/2038	9,136	9,697
Pool# 930253 5.50%, 12/1/2038	58,111	62,413
Pool# 970929 5.50%, 12/1/2038	41,640	44,704
Pool# 993055 5.50%, 12/1/2038	19,606	21,115
Pool# AD0385 5.50%, 12/1/2038	17,510	18,866
Pool# 991434 5.50%, 12/1/2038	15,178	16,306
Pool# 992944 5.50%, 12/1/2038	14,372	15,334
Pool# 992676 5.50%, 12/1/2038	10,637	11,350
Pool# 934249 5.50%, 12/1/2038	10,361	11,088
Pool# AA0694 5.50%, 12/1/2038	9,373	10,000
Pool# 934231 5.00%, 1/1/2039	1,571	1,665
Pool# 993100 5.50%, 1/1/2039	12,862	13,842
Pool# 993111 5.50%, 1/1/2039	12,184	13,000
Pool# AA0187 5.50%, 1/1/2039	12,118	12,930
Pool# AA0729 5.50%, 2/1/2039	273,010	293,202
Pool# AA1638 5.50%, 2/1/2039	12,221	13,039
Pool# AD0306 5.50%, 3/1/2039	6,374	6,871
Pool# AA4463 4.50%, 4/1/2039	80,508	83,851
Pool# 935063 5.50%, 4/1/2039	48,698	52,368
Pool# 995845 5.50%, 4/1/2039	905	976
Pool# 995894 6.00%, 4/1/2039	138,694	152,806
Pool# 935075 6.00%, 4/1/2039	9,574	10,337
Pool# AB0733 4.50%, 6/1/2039	86,851	90,444
Pool# 995862 5.00%, 7/1/2039	42,798	45,219
Pool# AL0070 5.00%, 7/1/2039	36,371	38,396
Pool# AC0017 5.50%, 9/1/2039	8,455	9,050
Pool# AD0638 6.00%, 9/1/2039	48,912	53,884
Pool# AL2875 5.00%, 11/1/2039	170,604	180,658
Pool# 190399 5.50%, 11/1/2039	5,768	6,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AD1656 4.50%, 3/1/2040	$234,867	$244,531
Pool# MA0389 5.50%, 4/1/2040	24,421	26,228
Pool# 190404 4.50%, 5/1/2040	107,867	112,305
Pool# AL0071 5.00%, 5/1/2040	88,531	93,460
Pool# AL0015 5.50%, 5/1/2040	346,203	372,074
Pool# AB1316 5.50%, 5/1/2040	58,107	61,997
Pool# AB1149 5.00%, 6/1/2040	122,123	129,936
Pool# AD6438 5.00%, 6/1/2040	7,439	7,914
Pool# AD7128 4.50%, 7/1/2040	7,907	8,230
Pool# AB1259 5.00%, 7/1/2040	394,111	418,425
Pool# AD6856 5.00%, 7/1/2040	4,108	4,363
Pool# AC9032 5.00%, 7/1/2040	1,022	1,073
Pool# AD8529 4.50%, 8/1/2040	814,033	847,115
Pool# AB1389 4.50%, 8/1/2040	497,986	518,224
Pool# AB1335 4.50%, 8/1/2040	194,485	202,389
Pool# AD5283 4.50%, 9/1/2040	31,795	33,090
Pool# AE0691 4.50%, 10/1/2040	70,720	73,454
Pool# AE5471 4.50%, 10/1/2040	6,573	6,840
Pool# AE2691 4.50%, 12/1/2040	1,794,753	1,867,691
Pool# AH3952 4.00%, 1/1/2041	2,752,708	2,800,643
Pool# AH1560 4.00%, 1/1/2041	381,983	388,616
Pool# AE0725 4.50%, 1/1/2041	98,000	101,974
Pool# AL0791 4.00%, 2/1/2041	504,499	513,284
Pool# AE0984 4.50%, 2/1/2041	20,910	21,760
Pool# AL5782 5.50%, 3/1/2041	346,272	373,796
Pool# AL0065 4.50%, 4/1/2041	768,709	799,949
Pool# AH9471 4.50%, 4/1/2041	536,843	556,777
Pool# AH4038 4.50%, 4/1/2041	528,892	550,387
Pool# AI0213 4.50%, 4/1/2041	212,440	221,074
Pool# AI1193 4.50%, 4/1/2041	88,595	92,195
Pool# AI0706 5.00%, 4/1/2041	54,330	57,054
Pool# AI2468 4.50%, 5/1/2041	795,051	827,365
Pool# AI4211 4.50%, 6/1/2041	426,802	443,973
Pool# AI3506 4.50%, 6/1/2041	32,502	33,823
Pool# AI8194 4.50%, 8/1/2041	540,367	562,218
Pool# 890603 5.00%, 8/1/2041	12,919	13,628
Pool# AB3505 4.00%, 9/1/2041	1,572,886	1,601,106
Pool# AJ1416 4.50%, 9/1/2041	606,171	630,807
Pool# AJ1414 4.50%, 9/1/2041	264,001	274,350
Pool# AL1319 4.50%, 10/1/2041	141,365	146,995
Pool# AJ5269 4.00%, 11/1/2041	2,373,285	2,414,618
Pool# AL1547 4.50%, 11/1/2041	97,797	101,573
Pool# AJ9278 3.50%, 12/1/2041	814,719	808,125
Pool# AB4102 3.50%, 12/1/2041	311,220	308,706
Pool# AJ7686 4.00%, 12/1/2041	3,157,730	3,214,379
Pool# AX5302 4.00%, 1/1/2042	676,794	688,571
Pool# AL1354 4.50%, 1/1/2042	1,054,934	1,096,011
Pool# AL4300 4.50%, 1/1/2042	336,042	349,689
Pool# AK2818 4.50%, 1/1/2042	293,566	304,956
Pool# AK2415 4.00%, 2/1/2042	773,150	786,611
Pool# AK4520 4.00%, 3/1/2042	349,007	355,084
Pool# AK6743 4.00%, 3/1/2042	140,768	143,219
Pool# AK6568 3.50%, 4/1/2042	1,274,306	1,263,988
Pool# AK6846 3.50%, 4/1/2042	798,991	792,522
Pool# AK9393 3.50%, 4/1/2042	750,314	744,239
Pool# AL4029 4.50%, 4/1/2042	313,838	326,565
Pool# AP7363 4.00%, 10/1/2042	2,703,232	2,750,305
Pool# AB7733 3.00%, 1/1/2043	888,788	858,101
Pool# AL3714 3.50%, 1/1/2043	1,243,501	1,233,502
Pool# AQ9328 3.50%, 1/1/2043	226,182	224,354
Pool# AB8931 3.00%, 4/1/2043	1,309,860	1,264,170
Pool# AB9046 3.50%, 4/1/2043	1,324,242	1,313,539
Pool# AT2021 3.50%, 4/1/2043	1,018,406	1,010,160
Pool# AT1001 3.50%, 4/1/2043	633,161	628,035
Pool# AB9374 3.50%, 5/1/2043	627,131	621,868
Pool# AT7207 3.50%, 6/1/2043	1,714,736	1,698,816
Pool# AB9864 3.50%, 7/1/2043	474,715	470,871
Pool# AU3735 3.00%, 8/1/2043	1,593,375	1,537,691
Pool# AU3195 3.00%, 8/1/2043	333,389	321,746
Pool# AS0331 3.00%, 8/1/2043	318,412	307,293

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# AS0212 3.50%, 8/1/2043	$2,074,550	$2,055,353
Pool# AS0210 3.50%, 8/1/2043	1,405,479	1,392,848
Pool# AU0949 3.50%, 8/1/2043	1,053,032	1,045,648
Pool# AU3742 3.50%, 8/1/2043	814,096	807,507
Pool# AS0225 4.00%, 8/1/2043	2,771,819	2,815,299
Pool# AU0993 4.50%, 8/1/2043	124,916	128,915
Pool# AS0516 3.00%, 9/1/2043	739,935	714,132
Pool# AU6857 4.00%, 9/1/2043	917,947	934,503
Pool# AS0531 4.00%, 9/1/2043	626,706	637,881
Pool# AS0358 4.00%, 9/1/2043	488,488	497,250
Pool# MA1600 3.50%, 10/1/2043	1,375,447	1,362,769
Pool# AS0657 4.00%, 10/1/2043	785,226	797,243
Pool# AU4386 4.00%, 10/1/2043	347,220	352,729
Pool# AU6939 4.50%, 10/1/2043	226,917	235,417
Pool# AU9522 4.50%, 10/1/2043	223,954	231,885
Pool# AU5057 4.00%, 11/1/2043	700,683	710,175
Pool# AS1042 4.00%, 11/1/2043	233,975	237,602
Pool# AV0691 4.00%, 12/1/2043	261,250	265,898
Pool# AV0664 4.50%, 12/1/2043	993,740	1,030,987
Pool# AS1559 4.00%, 1/1/2044	1,594,789	1,623,496
Pool# AL5946 5.00%, 1/1/2044	912,800	963,829
Pool# AS1764 4.00%, 2/1/2044	320,627	325,247
Pool# AW1847 4.50%, 4/1/2044	134,182	139,221
Pool# AS2322 4.50%, 4/1/2044	25,493	26,451
Pool# AS2276 4.50%, 4/1/2044	16,803	17,432
Pool# MA1926 4.50%, 6/1/2044	703,346	732,457
Pool# AW2478 4.50%, 6/1/2044	379,969	395,181
Pool# AW9189 4.50%, 7/1/2044	343,932	354,929
Pool# AL6223 4.50%, 8/1/2044	2,608,545	2,706,483
Pool# AX2491 4.00%, 10/1/2044	781,604	791,526
Pool# AS3656 4.50%, 10/1/2044	54,608	56,654
Pool# AL6432 4.00%, 1/1/2045	1,841,729	1,863,821
Pool# MA2145 4.00%, 1/1/2045	1,030,163	1,043,384
Pool# AL6520 4.00%, 2/1/2045	4,475,663	4,531,643
Pool# AY4205 3.00%, 5/1/2045	652,241	627,102
Pool# AS5175 3.50%, 6/1/2045	1,543,242	1,525,249
Pool# AL9578 4.00%, 6/1/2045	1,186,766	1,208,190
Pool# AZ0862 3.50%, 7/1/2045	1,063,266	1,050,869
Pool# AZ7108 3.50%, 7/1/2045	452,154	446,479
Pool# AZ0869 4.00%, 7/1/2045	1,159,721	1,173,753
Pool# MA2415 4.00%, 10/1/2045	1,493,449	1,510,344
Pool# AL7620 3.00%, 11/1/2045	225,647	216,757
Pool# AS6400 4.00%, 12/1/2045	1,138,260	1,151,589
Pool# AS6464 3.50%, 1/1/2046	1,349,982	1,334,241
Pool# BA4782 4.00%, 1/1/2046	2,242,383	2,268,415
Pool# BC1105 3.50%, 2/1/2046	1,641,093	1,621,789
Pool# BC0300 3.50%, 3/1/2046	337,613	333,052
Pool# BC2495 4.00%, 3/1/2046	4,298,612	4,356,214
Pool# AS6795 4.00%, 3/1/2046	1,751,679	1,771,950
Pool# BC2733 3.00%, 5/1/2046	2,009,612	1,925,349
Pool# AS7248 4.00%, 5/1/2046	1,051,466	1,062,943
Pool# BC9420 4.50%, 5/1/2046	58,849	60,996
Pool# AS7343 3.00%, 6/1/2046	710,869	681,025
Pool# AS7401 4.00%, 6/1/2046	2,278,670	2,303,425
Pool# AS7558 4.00%, 7/1/2046	1,348,851	1,365,268
Pool# AS7801 3.50%, 8/1/2046	880,384	869,229
Pool# BM3932 3.50%, 10/1/2046	2,493,942	2,461,763
Pool# AS8143 4.00%, 10/1/2046	2,275,345	2,299,477
Pool# AS8144 4.00%, 10/1/2046	855,738	864,804
Pool# AS8157 4.50%, 10/1/2046	188,103	194,243
Pool# BE5069 3.00%, 11/1/2046	2,082,540	2,002,283
Pool# MA2836 4.50%, 12/1/2046	737,675	761,791
Pool# AS8659 4.00%, 1/1/2047	3,057,042	3,090,965
Pool# AS8661 4.00%, 1/1/2047	2,187,030	2,209,949
Pool# AS8699 4.00%, 1/1/2047	784,614	792,843
Pool# MA2872 4.50%, 1/1/2047	709,096	732,195
Pool# BE5475 3.50%, 2/1/2047	2,146,314	2,116,887
Pool# BM3688 3.50%, 2/1/2047	1,703,991	1,684,117
Pool# AS8807 3.50%, 2/1/2047	255,228	251,764
Pool# MA2959 3.50%, 4/1/2047	4,743,576	4,678,453

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FNMA Pool (continued)
Pool# BE3619 4.00%, 5/1/2047	$4,620,744	$4,669,049
Pool# MA2995 4.00%, 5/1/2047	453,057	457,794
Pool# AS9829 3.50%, 6/1/2047	1,613,353	1,590,204
Pool# AS9831 4.00%, 6/1/2047	7,709,748	7,789,950
Pool# BE3702 4.00%, 6/1/2047	2,161,407	2,183,947
Pool# MA3057 3.50%, 7/1/2047	5,287,486	5,211,617
Pool# BE3767 3.50%, 7/1/2047	2,210,531	2,178,357
Pool# BM1538 4.00%, 7/1/2047	3,859,271	3,908,502
Pool# CA0062 4.00%, 7/1/2047	1,915,701	1,936,717
Pool# AS9975 4.00%, 7/1/2047	1,814,129	1,832,871
Pool# MA3058 4.00%, 7/1/2047	1,690,658	1,708,246
Pool# MA3087 3.50%, 8/1/2047	3,686,228	3,631,812
Pool# MA3088 4.00%, 8/1/2047	3,942,685	3,983,599
Pool# BH4019 4.00%, 9/1/2047	4,227,666	4,271,319
Pool# MA3121 4.00%, 9/1/2047	2,014,911	2,035,768
Pool# MA3149 4.00%, 10/1/2047	2,546,970	2,573,205
Pool# BJ0276 4.50%, 10/1/2047	730,074	753,502
Pool# MA3183 4.00%, 11/1/2047	3,259,144	3,292,713
Pool# MA3210 3.50%, 12/1/2047	4,494,794	4,425,699
Pool# BH7058 3.50%, 12/1/2047	1,310,648	1,290,501
Pool# MA3211 4.00%, 12/1/2047	533,979	539,971
Pool# BM3392 4.00%, 1/1/2048	3,712,323	3,750,556
Pool# BM3590 3.50%, 3/1/2048	1,607,331	1,585,841
Pool# BM3803 3.50%, 5/1/2048	1,651,291	1,631,907
Pool# MA3384 4.00%, 6/1/2048	2,080,482	2,101,889
Pool# CA2057 4.50%, 7/1/2048	2,040,966	2,106,734
Pool# MA3443 4.00%, 8/1/2048	2,350,309	2,374,493
FNMA TBA 3.50%, 10/25/2048	3,610,000	3,552,344
4.00%, 10/25/2048	21,650,000	21,861,425
4.50%, 10/25/2048	12,760,000	13,162,315
5.00%, 10/25/2048	12,150,000	12,753,772
GNMA I Pool
Pool# 618988 6.00%, 6/15/2034	11,251	12,155
Pool# 689575 6.50%, 7/15/2038	9,944	10,909
GNMA II Pool
Pool# MA0699 3.50%, 1/20/2043	1,310,793	1,310,853
Pool# MA0783 3.50%, 2/20/2043	1,615,663	1,615,737
Pool# MA2679 4.00%, 3/20/2045	29,642	30,384
Pool# MA2892 3.50%, 6/20/2045	120,478	120,112
Pool# MA3035 4.00%, 8/20/2045	64,183	65,783
Pool# MA3106 4.00%, 9/20/2045	1,747,271	1,790,880
Pool# MA3245 4.00%, 11/20/2045	1,794,232	1,839,076
Pool# MA3803 3.50%, 7/20/2046	735,449	732,309
Pool# MA4510 3.50%, 6/20/2047	2,688,855	2,675,692
Pool# MA4511 4.00%, 6/20/2047	1,443,369	1,474,133
Pool# MA4586 3.50%, 7/20/2047	3,917,585	3,898,390
Pool# MA4587 4.00%, 7/20/2047	2,935,266	2,998,850
Pool# MA4652 3.50%, 8/20/2047	2,757,760	2,744,244
Pool# MA4778 3.50%, 10/20/2047	2,732,287	2,718,889
Pool# MA4962 3.50%, 1/20/2048	894,121	889,733
Pool# MA5079 4.50%, 3/20/2048	2,634,317	2,725,115
Pool# MA5398 4.00%, 8/20/2048	1,800,978	1,833,062
Pool# MA5399 4.50%, 8/20/2048	3,473,215	3,592,929
GNMA TBA 4.00%, 10/15/2048	8,020,000	8,156,277
4.50%, 10/15/2048	11,620,000	12,008,159

Total Mortgage-Backed Securities (cost $549,198,376)		537,552,316

U.S. Government Agency Securities 1.8%

	Principal Amount	Value
FHLB, 5.50%, 7/15/2036	7,955,000	10,120,423
FNMA 1.13%, 12/14/2018	10,000,000	9,977,420
1.60%, 12/24/2020	4,690,000	4,555,017
5.63%, 7/15/2037	3,060,000	3,967,412
Tennessee Valley Authority, 5.25%, 9/15/2039	3,000,000	3,677,370

Total U.S. Government Agency Securities (cost $33,316,529)		32,297,642

U.S. Treasury Obligations 15.1%

	Principal Amount	Value
U.S. Treasury Bonds 6.25%, 5/15/2030(c)	1,405,000	1,840,056
5.38%, 2/15/2031(c)	52,155,000	64,450,134
4.50%, 2/15/2036	9,015,000	10,696,157
4.38%, 2/15/2038	3,705,000	4,372,189
3.63%, 2/15/2044	50,185,000	53,909,668
U.S. Treasury Inflation Linked Bonds 2.00%, 1/15/2026(i)	32,835,000	44,840,662
3.63%, 4/15/2028(i)	3,185,000	6,156,493
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2021(i)	37,620,000	39,174,387
0.63%, 4/15/2023(i)	19,780,000	19,807,284
0.25%, 1/15/2025(i)	9,945,000	10,152,265

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes 2.13%, 12/31/2021	$675,000	$658,890
2.38%, 8/15/2024(c)	13,800,000	13,344,492

Total U.S. Treasury Obligations (cost $274,582,306)		269,402,677

Short-Term Investment 0.4%

	Principal Amount	Value
U.S. Treasury Obligation 0.4%
U.S. Treasury Bills, 0.00%, 11/23/2018(j)(k)	8,250,000	8,224,388

Total Short-Term Investment (cost $8,225,344)		8,224,388

Repurchase Agreements 2.3%

	Principal Amount	Value
Deutsche Bank Securities, Inc.2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $3,001,260, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $3,060,000.(l)	3,000,000	3,000,000
HSBC Securities, Inc.2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $3,001,284, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $3,061,122.(l)	3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc.2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $7,193,831, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $7,336,319.(l)	7,192,470	7,192,470
NatWest Markets Securities, Inc.2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $4,080,990.(l)	4,000,000	4,000,000
NatWest Markets Securities, Inc.2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $2,000,852, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $2,040,373.(l)	2,000,000	2,000,000
Nomura Securities International, Inc.2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $15,002,813, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $15,300,003.(l)	15,000,000	15,000,000
Nomura Securities International, Inc.2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $2,000,375, collateralized by U.S. Government Treasury Securities, ranging from 1.75% - 4.75%, maturing 5/15/2023 - 2/15/2043; total market value $2,040,000.(l)	2,000,000	2,000,000
Pershing LLC2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $5,000,967, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $5,100,001.(l)	5,000,000	5,000,000

Total Repurchase Agreements (cost $41,192,470)		41,192,470

Total Investments (cost $1,960,287,485) — 107.9%		1,927,082,033
Liabilities in excess of other assets — (7.9)%		(140,669,357)

NET ASSETS — 100.0%		$1,786,412,676

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $176,453,219 which represents 9.88% of net assets.

(c)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $116,720,060, which was collateralized by cash used to purchase repurchase agreements with a total value of $41,192,470 and by $78,624,532 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2047, a total value of $119,817,002.

(d)	PIK - Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(f)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(g)	Security in default.
(h)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(i)	Principal amounts are not adjusted for inflation.
(j)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(k)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

(l)

Security or a portion of the security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $41,192,470.

†	Amount rounds to less than 0.1%.

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
OAT	French Treasury Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:
EUR	Euro
USD	United States Dollar
ZAR	South Africa Rand

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Foreign Exchange AUD/USD	14	12/2018	USD	1,011,780	17,869
U.S. Treasury 10 Year Note	913	12/2018	USD	108,447,281	(1,141,092)
U.S. Treasury 10 Year Ultra Note	42	12/2018	USD	5,292,000	(28,356)
U.S. Treasury 5 Year Note	1,587	12/2018	USD	178,500,305	(1,109,159)

					(2,260,738)

Short Contracts
Euro-Bund	(29)	12/2018	EUR	(5,346,531)	59,098
Euro-Buxl	(80)	12/2018	EUR	(16,191,539)	223,718
Euro-OAT	(514)	12/2018	EUR	(90,143,572)	566,439
Foreign Exchange EUR/USD	(153)	12/2018	USD	(22,341,825)	(3,488)
Foreign Exchange ZAR/USD	(436)	12/2018	USD	(15,249,100)	(1,015,466)
U.S. Treasury Long Bond	(237)	12/2018	USD	(33,298,500)	915,634
U.S. Treasury Ultra Bond	(227)	12/2018	USD	(35,021,843)	1,073,916
USD 10 Year Interest Rate Swap	(313)	12/2018	USD	(30,850,063)	222,668

					2,042,519

					(218,219)

Currency:

AUD	Australian Dollar
EUR	Euro
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$158,369,853	$—	$158,369,853
Collateralized Mortgage Obligations	—	79,769,430	—	79,769,430
Commercial Mortgage-Backed Securities	—	99,349,212	—	99,349,212
Corporate Bonds	—	619,585,200	—	619,585,200
Foreign Government Securities	—	81,338,845	—	81,338,845
Futures Contracts	3,079,342	—	—	3,079,342
Mortgage-Backed Securities	—	537,552,316	—	537,552,316
Repurchase Agreements	—	41,192,470	—	41,192,470
Short-Term Investment	—	8,224,388	—	8,224,388
U.S. Government Agency Securities	—	32,297,642	—	32,297,642
U.S. Treasury Obligations	—	269,402,677	—	269,402,677

Total Assets	$3,079,342	$1,927,082,033	$—	$1,930,161,375

Liabilities:
Futures Contracts	$(3,297,561)	$—	$—	$(3,297,561)

Total Liabilities	$(3,297,561)	$—	$—	$(3,297,561)

Total	$(218,219)	$1,927,082,033	$—	$1,926,863,814

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to to gain exposure to changes in the level of interest rates and to manage currency risk. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Core Plus Bond Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$3,079,342

Total		$3,079,342

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(3,297,561)

Total		$(3,297,561)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

24

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks 98.0%

	Shares	Value
ARGENTINA 0.3%
Banks 0.1%
Grupo Supervielle SA, ADR	141,043	$1,081,800

Construction Materials 0.2%
Loma Negra Cia Industrial Argentina SA, ADR*	159,649	1,411,297

		2,493,097

AUSTRALIA 0.1%
Metals & Mining 0.1%
Syrah Resources Ltd.*	471,479	781,003

BRAZIL 6.7%
Airlines 0.6%
Azul SA, ADR*	297,125	5,285,854

Banks 2.2%
Banco Bradesco SA (Preference)*	974,904	6,920,924
Banco do Brasil SA*	1,109,270	8,089,042
Itau Unibanco Holding SA, ADR(a)	286,952	3,150,733

		18,160,699

Beverages 0.3%
Ambev SA (Preference)	598,764	2,719,127

Chemicals 0.7%
Braskem SA (Preference), Class A	418,558	6,056,760

Diversified Telecommunication Services 0.8%
Telefonica Brasil SA, ADR	375,948	3,657,974
Telefonica Brasil SA (Preference)	277,454	2,693,095

		6,351,069

Hotels, Restaurants & Leisure 0.4%
CVC Brasil Operadora e Agencia de Viagens SA	303,857	3,258,607

Household Durables 0.2%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	493,946	1,313,585

Metals & Mining 0.7%
Vale SA	412,655	6,112,348

Road & Rail 0.6%
Rumo SA*	1,234,000	4,577,217

Transportation Infrastructure 0.2%
CCR SA	815,400	1,708,109

		55,543,375

CANADA 0.6%
Oil, Gas & Consumable Fuels 0.6%
Parex Resources, Inc.*	268,300	4,559,428

CHILE 0.6%
Electric Utilities 0.6%
Enel Americas SA	30,161,277	4,645,452

CHINA 28.0%
Auto Components 0.5%
Minth Group Ltd.	969,491	3,964,199

Banks 3.5%
China Construction Bank Corp., Class H	13,861,706	12,023,989
Industrial & Commercial Bank of China Ltd., Class H	22,851,000	16,591,224

		28,615,213

Construction Materials 0.8%
China National Building Material Co. Ltd., Class H	7,096,000	6,293,200

Diversified Consumer Services 0.6%
New Oriental Education & Technology Group, Inc., ADR*	68,754	5,088,484

Electrical Equipment 0.2%
Zhuzhou CRRC Times Electric Co. Ltd., Class H	275,730	1,574,750

Entertainment 0.6%
NetEase, Inc., ADR	23,242	5,304,987

Hotels, Restaurants & Leisure 1.2%
Huazhu Group Ltd., ADR	159,128	5,139,835
Xiabuxiabu Catering Management China Holdings Co. Ltd. Reg. S(b)	2,983,556	4,410,696

		9,550,531

Insurance 3.4%
PICC Property & Casualty Co. Ltd., Class H	4,107,000	4,823,761
Ping An Insurance Group Co. of China Ltd., Class H(a)	2,292,713	23,298,963

		28,122,724

Interactive Media & Services 7.3%
58.com, Inc., ADR*	73,725	5,426,160
Baidu, Inc., ADR*	35,020	8,008,373
Tencent Holdings Ltd.	1,148,054	47,440,130

		60,874,663

Internet & Direct Marketing Retail 5.4%
Alibaba Group Holding Ltd., ADR*	219,990	36,245,551
Ctrip.com International Ltd., ADR*	126,727	4,710,443
JD.com, Inc., ADR*	146,525	3,822,837

		44,778,831

Leisure Products 0.3%
Goodbaby International Holdings Ltd.	5,700,000	2,278,295

Life Sciences Tools & Services 0.2%
Wuxi Biologics Cayman, Inc. Reg. S*(b)	180,000	1,802,727

Machinery 1.2%
Haitian International Holdings Ltd.	2,619,233	5,811,137
Weichai Power Co. Ltd., Class H	3,100,010	3,844,587

		9,655,724

Marine 0.3%
SITC International Holdings Co. Ltd.	3,442,000	2,776,899

Real Estate Management & Development 0.6%
China Resources Land Ltd.	1,489,777	5,217,470

Textiles, Apparel & Luxury Goods 1.3%
ANTA Sports Products Ltd.	1,251,930	6,009,033
Shenzhou International Group Holdings Ltd.	351,000	4,503,182

		10,512,215

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	489,585	4,804,923

		231,215,835

COLOMBIA 0.5%
Banks 0.5%
Bancolombia SA, ADR	94,029	3,922,890

GEORGIA 0.5%
Banks 0.3%
Bank of Georgia Group plc	121,184	2,703,072

Capital Markets 0.2%
Georgia Capital plc*	121,184	1,761,602

		4,464,674

HONG KONG 1.2%
Household Durables 0.7%
Techtronic Industries Co. Ltd.	830,000	5,303,016

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Value
HONG KONG (continued)
Pharmaceuticals 0.3%
United Laboratories International Holdings Ltd. (The)	3,033,226	$2,663,227

Semiconductors & Semiconductor Equipment 0.2%
ASM Pacific Technology Ltd.	165,300	1,683,169

		9,649,412

HUNGARY 0.6%
Oil, Gas & Consumable Fuels 0.6%
MOL Hungarian Oil & Gas plc	494,079	5,322,509

INDIA 7.2%
Auto Components 0.4%
Motherson Sumi Systems Ltd.	871,633	3,085,954

Automobiles 0.6%
Maruti Suzuki India Ltd.	45,790	4,640,061

Banks 1.7%
HDFC Bank Ltd., ADR	126,040	11,860,363
Kotak Mahindra Bank Ltd.	148,153	2,333,849

		14,194,212

Chemicals 0.4%
UPL Ltd.	339,382	3,108,332

Communications Equipment 0.1%
Tejas Networks Ltd. Reg. S*(b)	302,966	1,081,802

Construction & Engineering 1.1%
Larsen & Toubro Ltd.	339,719	5,960,523
Voltas Ltd.	410,324	3,013,359

		8,973,882

Health Care Providers & Services 0.3%
Apollo Hospitals Enterprise Ltd.	187,222	2,699,583

Metals & Mining 1.2%
Hindalco Industries Ltd.	1,864,660	5,910,021
Hindustan Zinc Ltd.	1,049,026	4,179,574

		10,089,595

Road & Rail 0.2%
Container Corp. of India Ltd.	225,608	1,952,134

Thrifts & Mortgage Finance 0.5%
Housing Development Finance Corp. Ltd.	162,685	3,936,437

Tobacco 0.7%
ITC Ltd.	1,313,362	5,396,167

		59,158,159

INDONESIA 1.3%
Banks 0.6%
Bank Mandiri Persero Tbk. PT	10,492,100	4,732,101

Diversified Telecommunication Services 0.4%
Telekomunikasi Indonesia Persero Tbk. PT, ADR	128,018	3,133,881

Trading Companies & Distributors 0.3%
AKR Corporindo Tbk. PT	11,334,139	2,790,705

		10,656,687

LUXEMBOURG 1.1%
Energy Equipment & Services 0.4%
Tenaris SA, ADR	90,540	3,034,901

Metals & Mining 0.7%
Ternium SA, ADR	206,663	6,259,822

		9,294,723

MACAU 0.3%
Hotels, Restaurants & Leisure 0.3%
Sands China Ltd.	626,400	2,804,493

MALAYSIA 0.3%
Beverages 0.3%
Heineken Malaysia Bhd.	438,300	2,132,095

MEXICO 3.9%
Banks 1.1%
Grupo Financiero Banorte SAB de CV, Class O	1,287,756	9,310,323

Beverages 1.1%
Arca Continental SAB de CV	515,225	3,328,011
Fomento Economico Mexicano SAB de CV	641,720	6,349,989

		9,678,000

Consumer Finance 0.4%
Unifin Financiera SAB de CV SOFOM ENR	1,154,508	2,909,405

Equity Real Estate Investment Trusts (REITs) 0.4%
PLA Administradora Industrial S de RL de CV*	2,139,678	3,282,578

Food Products 0.5%
Gruma SAB de CV, Class B	328,110	4,194,562

Transportation Infrastructure 0.4%
Grupo Aeroportuario del Pacifico SAB de CV, ADR	28,000	3,057,040

		32,431,908

PANAMA 0.5%
Airlines 0.5%
Copa Holdings SA, Class A	47,580	3,798,787

PERU 1.4%
Banks 1.4%
Credicorp Ltd.	52,173	11,638,753

PHILIPPINES 0.7%
Banks 0.5%
BDO Unibank, Inc.	1,630,835	3,616,300

Diversified Financial Services 0.2%
GT Capital Holdings, Inc.	120,668	1,831,792

		5,448,092

PORTUGAL 0.6%
Oil, Gas & Consumable Fuels 0.6%
Galp Energia SGPS SA(a)	252,033	4,997,665

RUSSIA 6.6%
Banks 1.7%
Sberbank of Russia PJSC, ADR	604,896	7,653,007
Sberbank of Russia PJSC, ADR	514,471	6,469,473

		14,122,480

Interactive Media & Services 0.6%
Mail.Ru Group Ltd., GDR Reg. S*	189,007	5,104,809

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Value
RUSSIA (continued)
Metals & Mining 1.1%
MMC Norilsk Nickel PJSC, ADR	224,493	$3,859,035
Severstal PJSC, GDR Reg. S	296,793	4,929,600

		8,788,635

Oil, Gas & Consumable Fuels 2.5%
LUKOIL PJSC, ADR	138,086	10,576,634
LUKOIL PJSC, ADR	131,601	10,059,580

		20,636,214

Road & Rail 0.7%
Globaltrans Investment plc, GDR Reg. S	558,445	5,863,309

		54,515,447

SOUTH AFRICA 4.7%
Diversified Financial Services 1.3%
FirstRand Ltd.	2,261,241	10,834,011

Food & Staples Retailing 0.2%
Massmart Holdings Ltd.	269,502	1,969,073

Industrial Conglomerates 0.4%
Bidvest Group Ltd. (The)	276,999	3,620,101

Insurance 0.3%
Sanlam Ltd.	438,749	2,449,985

Media 1.6%
Naspers Ltd., Class N	57,876	12,456,309

Trading Companies & Distributors 0.3%
Barloworld Ltd.	261,654	2,277,021

Wireless Telecommunication Services 0.6%
Vodacom Group Ltd.	574,678	5,113,722

		38,720,222

SOUTH KOREA 13.9%
Auto Components 0.4%
Nexen Tire Corp.	204,346	1,762,924
Woory Industrial Co. Ltd.	42,989	1,168,732

		2,931,656

Banks 1.5%
KB Financial Group, Inc.	165,279	8,055,332
Shinhan Financial Group Co. Ltd.	104,727	4,229,063

		12,284,395

Chemicals 0.8%
LG Chem Ltd. (Preference)	25,290	4,639,788
Lotte Chemical Corp.	9,216	2,308,449

		6,948,237

Electronic Equipment, Instruments & Components 0.4%
Samsung Electro-Mechanics Co. Ltd.	23,579	2,951,701

Entertainment 0.5%
NCSoft Corp.	11,275	4,497,677

Household Durables 0.4%
Coway Co. Ltd.	40,657	3,173,220

Insurance 0.8%
DB Insurance Co. Ltd.	65,501	4,298,753
Orange Life Insurance Ltd. Reg. S(b)	87,985	2,704,828

		7,003,581

Metals & Mining 0.5%
POSCO	16,079	4,270,025

Oil, Gas & Consumable Fuels 0.4%
S-Oil Corp.	27,950	3,450,819

Semiconductors & Semiconductor Equipment 2.0%
SK Hynix, Inc.	245,075	16,149,697

Technology Hardware, Storage & Peripherals 6.2%
Samsung Electronics Co. Ltd.	1,026,404	42,988,118
Samsung Electronics Co. Ltd. (Preference)	236,960	8,081,203

		51,069,321

		114,730,329

TAIWAN 11.1%
Chemicals 0.9%
Formosa Plastics Corp.	1,964,000	7,522,481

Communications Equipment 0.0%†
Wistron NeWeb Corp.	714	1,732

Electronic Equipment, Instruments & Components 2.3%
Chroma ATE, Inc.	842,000	4,037,671
Hon Hai Precision Industry Co. Ltd.	3,492,375	8,994,985
Largan Precision Co. Ltd.	47,000	5,597,262

		18,629,918

Food & Staples Retailing 0.6%
President Chain Store Corp.	386,957	4,542,238

Semiconductors & Semiconductor Equipment 6.8%
ASE Technology Holding Co. Ltd., ADR	673,733	3,254,130
Globalwafers Co. Ltd.	212,000	2,333,806
Silicon Motion Technology Corp., ADR(a)	80,755	4,336,544
Taiwan Semiconductor Manufacturing Co. Ltd.	2,893,639	24,707,192
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	507,080	22,392,653

		57,024,325

Wireless Telecommunication Services 0.5%
Far EasTone Telecommunications Co. Ltd.	1,594,000	3,799,496

		91,520,190

THAILAND 3.0%
Banks 1.0%
Bangkok Bank PCL	414,600	2,795,330
Kasikornbank PCL	490,900	3,307,730
Kasikornbank PCL, NVDR	312,978	2,086,396

		8,189,456

Construction Materials 0.4%
Siam Cement PCL (The)	220,200	3,200,410

Oil, Gas & Consumable Fuels 0.7%
PTT PCL	3,665,650	6,151,831

Wireless Telecommunication Services 0.9%
Advanced Info Service PCL	1,134,734	7,043,234

		24,584,931

TURKEY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Tupras Turkiye Petrol Rafinerileri A/S	107,720	2,396,146

UNITED ARAB EMIRATES 0.2%
Real Estate Management & Development 0.2%
Emaar Properties PJSC	1,294,378	1,745,238

UNITED KINGDOM 1.5%
Paper & Forest Products 0.7%
Mondi plc	210,061	5,751,577

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Emerging Markets Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Personal Products 0.8%
Unilever NV, NYRS	114,628	$6,367,585

		12,119,162

UNITED STATES 0.3%
IT Services 0.3%
Luxoft Holding, Inc.*	50,486	2,390,512

Total Common Stocks (cost $848,383,146)		807,681,214

Warrants 0.2%

	Number of Warrants	Value
NETHERLANDS ANTILLES 0.2%
Capital Markets 0.2%
Merrill Lynch International & Co. CV, expiring at an exercise price of $0.00 on 6/13/2019*	8,374,407	2,036,456

Total Warrants (cost $2,404,735)		2,036,456

Repurchase Agreements 0.0%

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $260,350, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $265,506.(c)	$260,300	260,300
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $60,012, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $61,200.(c)	60,000	60,000

Total Repurchase Agreements (cost $320,300)		320,300

Total Investments (cost $851,108,181) — 98.2%		810,037,970
Other assets in excess of liabilities — 1.8%		15,164,145

NET ASSETS — 100.0%		$825,202,115

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $4,416,284, which was collateralized by cash used to purchase repurchase agreements with a total value of $320,300 and by $4,243,720 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/4/2018 - 11/15/2046, a total value of $4,564,020.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $10,000,053 which represents 1.21% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $320,300.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CN	China
GDR	Global Depositary Receipt
ID	Indonesia
NVDR	Non-Voting Depositary Receipt
NYRS	New York Registry Shares
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Emerging Markets Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Airlines	$9,084,641	$—	$—	$9,084,641
Auto Components	—	9,981,809	—	9,981,809
Automobiles	—	4,640,061	—	4,640,061
Banks	62,444,301	70,127,393	—	132,571,694
Beverages	12,397,127	2,132,095	—	14,529,222
Capital Markets	—	1,761,602	—	1,761,602
Chemicals	6,056,760	17,579,050	—	23,635,810
Communications Equipment	—	1,083,534	—	1,083,534
Construction & Engineering	—	8,973,882	—	8,973,882
Construction Materials	1,411,297	9,493,610	—	10,904,907
Consumer Finance	2,909,405	—	—	2,909,405
Diversified Consumer Services	5,088,484	—	—	5,088,484
Diversified Financial Services	—	12,665,803	—	12,665,803
Diversified Telecommunication Services	9,484,950	—	—	9,484,950
Electric Utilities	4,645,452	—	—	4,645,452
Electrical Equipment	—	1,574,750	—	1,574,750
Electronic Equipment, Instruments & Components	—	21,581,619	—	21,581,619

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Emerging Markets Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$3,034,901	$—	$—	$3,034,901
Entertainment	5,304,987	4,497,677	—	9,802,664
Equity Real Estate Investment Trusts (REITs)	3,282,578	—	—	3,282,578
Food & Staples Retailing	—	6,511,311	—	6,511,311
Food Products	4,194,562	—	—	4,194,562
Health Care Providers & Services	—	2,699,583	—	2,699,583
Hotels, Restaurants & Leisure	8,398,442	7,215,189	—	15,613,631
Household Durables	1,313,585	8,476,236	—	9,789,821
Industrial Conglomerates	—	3,620,101	—	3,620,101
Insurance	—	37,576,290	—	37,576,290
Interactive Media & Services	13,434,533	52,544,939	—	65,979,472
Internet & Direct Marketing Retail	44,778,831	—	—	44,778,831
IT Services	2,390,512	—	—	2,390,512
Leisure Products	—	2,278,295	—	2,278,295
Life Sciences Tools & Services	—	1,802,727	—	1,802,727
Machinery	—	9,655,724	—	9,655,724
Marine	—	2,776,899	—	2,776,899
Media	—	12,456,309	—	12,456,309
Metals & Mining	16,231,205	20,070,223	—	36,301,428
Oil, Gas & Consumable Fuels	14,619,008	32,895,604	—	47,514,612
Paper & Forest Products	—	5,751,577	—	5,751,577
Personal Products	6,367,585	—	—	6,367,585
Pharmaceuticals	—	2,663,227	—	2,663,227
Real Estate Management & Development	—	6,962,708	—	6,962,708
Road & Rail	4,577,217	7,815,443	—	12,392,660
Semiconductors & Semiconductor Equipment	29,983,327	44,873,864	—	74,857,191
Technology Hardware, Storage & Peripherals	—	51,069,321	—	51,069,321
Textiles, Apparel & Luxury Goods	—	10,512,215	—	10,512,215
Thrifts & Mortgage Finance	—	3,936,437	—	3,936,437
Tobacco	—	5,396,167	—	5,396,167
Trading Companies & Distributors	—	5,067,726	—	5,067,726
Transportation Infrastructure	4,765,149	—	—	4,765,149
Wireless Telecommunication Services	—	20,761,375	—	20,761,375

Total Common Stocks	$276,198,839	$531,482,375	$—	$807,681,214

Repurchase Agreements	$—	$320,300	$—	$320,300
Warrants	—	2,036,456	—	2,036,456

Total	$276,198,839	$533,839,131	$—	$810,037,970

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Government Bond Fund

Collateralized Mortgage Obligations 11.6%

	Principal Amount	Value
FHLMC REMICS Series 2985, Class JR, 4.50%, 6/15/2025	$3,391,179	$3,491,238
Series 2922, Class GA, 5.50%, 5/15/2034	453,669	460,963
FNMA REMICS Series 2003-64, Class HQ, 5.00%, 7/25/2023	1,177,027	1,210,220
Series 1993-149, Class M, 7.00%, 8/25/2023	289,801	306,817
Series 2005-40, Class YG, 5.00%, 5/25/2025	3,306,112	3,411,771
Series 2015-92, Class PA, 2.50%, 12/25/2041	6,839,927	6,534,380
Series 2013-59, Class MX, 2.50%, 9/25/2042	26,473,629	25,432,771
Series 2015-88, Class JA, 2.50%, 12/25/2045	5,190,611	4,951,399

Total Collateralized Mortgage Obligations (cost $47,653,942)		45,799,559

Corporate Bonds 6.1%
	Principal Amount	Value
Diversified Financial Services 6.1%
Private Export Funding Corp., Series II, 2.05%, 11/15/2022	5,000,000	4,803,735
Series GG, 2.45%, 7/15/2024	5,500,000	5,299,657
Series NN, 3.25%, 6/15/2025	14,000,000	13,934,536

Total Corporate Bonds (cost $24,373,317)		24,037,928

Foreign Government Securities 4.4%
	Principal Amount	Value
JORDAN 0.5%
Hashemite Kingdom of Jordan, 2.58%, 6/30/2022	2,000,000	1,969,639

UNITED STATES 3.9%
Iraq Government AID Bond, 2.15%, 1/18/2022	10,000,000	9,697,120
Ukraine Government AID Bond, 1.47%, 9/29/2021	6,000,000	5,741,976

		15,439,096

Total Foreign Government Securities (cost $17,977,854)		17,408,735

Mortgage-Backed Securities 29.4%

	Principal Amount	Value
FHLMC Gold Pool
Pool# V83452 4.00%, 9/1/2047	$10,760,650	$10,875,002
Pool# V83909 4.00%, 1/1/2048	18,148,830	18,340,085
Pool# Q54414 4.00%, 2/1/2048	27,713,517	28,001,042
Pool# G08814 4.00%, 5/1/2048	18,525,687	18,717,889
FHLMC Non Gold Pool# 847558, 4.48%, 6/1/2035(a)	1,543,323	1,644,826
FNMA Pool
Pool# 874142 5.56%, 12/1/2021	10,352,861	10,918,151
Pool# 745684 3.84%, 4/1/2034(a)	3,022,101	3,153,198
Pool# 790760 3.84%, 9/1/2034(a)	1,225,138	1,275,389
Pool# 799144 3.58%, 4/1/2035(a)	629,877	664,123
Pool# 822705 4.02%, 4/1/2035(a)	413,316	432,075
Pool# 815217 4.09%, 5/1/2035(a)	954,790	991,786
Pool# 783609 4.14%, 5/1/2035(a)	518,033	543,625
Pool# 821377 4.22%, 5/1/2035(a)	966,424	1,003,682
Pool# 826181 4.37%, 7/1/2035(a)	1,434,539	1,500,893
Pool# 873932 6.31%, 8/1/2036	6,870,822	7,294,846
Pool# 745866 4.26%, 9/1/2036(a)	4,506,580	4,734,986
GNMA I Pool
Pool# 748484 3.50%, 8/15/2025	179,952	182,981
Pool# 682492 3.50%, 10/15/2025	551,331	560,610
Pool# 719433 3.50%, 10/15/2025	395,671	402,330
Pool# 682497 3.50%, 11/15/2025	674,079	685,549
Pool# 733504 3.50%, 11/15/2025	665,529	676,764
Pool# 749618 3.50%, 11/15/2025	510,233	518,820
Pool# 740930 3.50%, 11/15/2025	334,846	340,482
Pool# 750403 3.50%, 11/15/2025	171,271	174,154
Pool# 742371 3.50%, 11/15/2025	146,695	149,164
Pool# 705178 3.50%, 11/15/2025	103,334	105,073
Pool# 755650 3.50%, 12/15/2025	1,963,501	1,996,548
Pool# 682502 3.50%, 12/15/2025	768,672	781,609

Total Mortgage-Backed Securities (cost $115,900,289)		116,665,682

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Bond Fund

U.S. Government Agency Securities 32.8%

	Principal Amount	Value
FFCB 2.54%, 4/5/2021	$15,000,000	$14,866,890
2.75%, 11/6/2026	2,000,000	1,921,688
2.43%, 9/13/2027	22,000,000	20,408,256
3.19%, 3/9/2033	2,475,000	2,346,926
FHLB 1.88%, 3/8/2019	10,000,000	9,979,290
1.63%, 6/14/2019	15,000,000	14,905,515
1.88%, 3/13/2020	10,000,000	9,867,190
2.75%, 12/11/2026	11,500,000	11,071,533
3.00%, 12/11/2026	10,000,000	9,832,230
Tennessee Valley Authority 2.25%, 3/15/2020	7,000,000	6,948,291
7.13%, 5/1/2030(b)	20,721,000	27,913,715

Total U.S. Government Agency Securities (cost $133,334,489)		130,061,524

U.S. Treasury Obligations 14.8%

	Principal Amount	Value
U.S. Treasury Bonds 3.13%, 11/15/2041	7,100,000	7,029,555
2.50%, 2/15/2046	15,000,000	13,091,016
U.S. Treasury Notes 1.88%, 3/31/2022	3,250,000	3,138,535
1.88%, 4/30/2022	7,000,000	6,754,179
1.63%, 11/15/2022	3,500,000	3,322,676
2.00%, 11/30/2022	12,000,000	11,561,719
2.13%, 12/31/2022	10,750,000	10,401,045
2.38%, 8/15/2024	1,000,000	966,992
2.25%, 11/15/2024	2,500,000	2,395,801

Total U.S. Treasury Obligations (cost $61,026,192)		58,661,518

Total Investments (cost $400,266,083) — 99.1%		392,634,946
Other assets in excess of liabilities — 0.9%		3,624,957

NET ASSETS — 100.0%		$396,259,903

(a)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(b)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $6,735,610, which was collateralized by $6,998,702 in the form of U.S Government Treasury Securities, interest rates ranging from 0.63% - 4.75%, and maturity dates ranging from 11/15/2020 - 2/15/2047.

AID	Agency for International Development
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
REMICS	Real Estate Mortgage Investment Conduits

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Bond Fund

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	200	12/2018	USD	22,495,313	(120,503)
U.S. Treasury Ultra Bond	120	12/2018	USD	18,513,750	(579,001)

					(699,504)

Short Contracts
U.S. Treasury 10 Year Ultra Note	(190)	12/2018	USD	(23,940,000)	329,227

					329,227

					(370,277)

At September 30, 2018, the Fund has $357,580 segregated as collateral with the broker for open futures contracts.

Currency:

USD         United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$45,799,559	$—	$45,799,559
Corporate Bonds	—	24,037,928	—	24,037,928
Foreign Government Securities	—	17,408,735	—	17,408,735
Futures Contracts	329,227	—	—	329,227
Mortgage-Backed Securities	—	116,665,682	—	116,665,682
U.S. Government Agency Securities	—	130,061,524	—	130,061,524
U.S. Treasury Obligations	—	58,661,518	—	58,661,518

Total Assets	$329,227	$392,634,946	$—	$392,964,173

Liabilities:
Futures Contracts	$(699,504)	$—	$—	$(699,504)

Total Liabilities	$(699,504)	$—	$—	$(699,504)

Total	$(370,277)	$392,634,946	$—	$392,264,669

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Bond Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$329,227

Total		$329,227

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(699,504)

Total		$(699,504)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities 43.8%

	Principal Amount	Value
FFCB
(ICE LIBOR USD 1 Month + 0.07%), 2.28%, 10/22/2018(a)	$1,000,000	$1,000,086
(ICE LIBOR USD 1 Month - 0.14%), 2.08%, 10/25/2018(a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.14%, 2/21/2019(a)	1,300,000	1,299,991
(ICE LIBOR USD 1 Month + 0.15%), 2.25%, 3/1/2019(a)	3,500,000	3,502,836
(ICE LIBOR USD 1 Month - 0.04%), 2.11%, 3/13/2019(a)	4,250,000	4,249,961
(ICE LIBOR USD 1 Month - 0.04%), 2.12%, 3/15/2019(a)	1,500,000	1,499,991
(ICE LIBOR USD 1 Month - 0.09%), 2.02%, 5/1/2019(a)	7,250,000	7,249,872
(ICE LIBOR USD 1 Month - 0.09%), 2.07%, 5/15/2019(a)	3,250,000	3,250,000
(ICE LIBOR USD 1 Month - 0.03%), 2.19%, 6/24/2019(a)	7,300,000	7,299,866
(ICE LIBOR USD 1 Month - 0.07%), 2.01%, 7/29/2019(a)	5,000,000	5,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.14%, 9/26/2019(a)	7,250,000	7,250,000
(ICE LIBOR USD 1 Month - 0.08%), 2.07%, 11/13/2019(a)	3,500,000	3,499,803
(ICE LIBOR USD 1 Month - 0.06%), 2.05%, 12/4/2019(a)	5,000,000	4,999,846
(ICE LIBOR USD 1 Month - 0.08%), 2.15%, 1/27/2020(a)	4,250,000	4,249,775
(ICE LIBOR USD 1 Month - 0.03%), 2.10%, 4/9/2020(a)	1,750,000	1,750,000
FHLB 1.90%, 10/3/2018	16,000,000	15,998,309
1.98%, 10/5/2018	3,000,000	2,999,340
1.96%, 10/10/2018	57,000,000	56,972,130
(ICE LIBOR USD 1 Month - 0.14%), 2.02%, 10/16/2018(a)	13,500,000	13,500,000
(ICE LIBOR USD 1 Month - 0.15%), 2.06%, 10/23/2018(a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.09%), 2.04%, 11/9/2018(a)	4,750,000	4,750,000
2.10%, 11/9/2018	12,000,000	11,972,713
(ICE LIBOR USD 1 Month - 0.12%), 2.07%, 11/21/2018(a)	15,000,000	15,000,000
2.11%, 11/30/2018	16,000,000	15,944,027
1.81%, 1/2/2019	7,200,000	7,166,520
2.16%, 1/16/2019	9,000,000	8,942,648
(ICE LIBOR USD 1 Month - 0.13%), 2.04%, 1/18/2019(a)	9,000,000	9,000,000
(ICE LIBOR USD 1 Month - 0.11%), 2.10%, 1/22/2019(a)	10,300,000	10,299,796
(ICE LIBOR USD 1 Month - 0.04%), 2.18%, 1/23/2019(a)	1,000,000	1,000,061
2.15%, 1/25/2019	21,200,000	21,054,156
(ICE LIBOR USD 1 Month - 0.05%), 2.17%, 1/25/2019(a)	5,600,000	5,600,000
(ICE LIBOR USD 1 Month - 0.05%), 2.06%, 2/1/2019(a)	5,000,000	4,999,928
(ICE LIBOR USD 1 Month - 0.05%), 2.06%, 2/1/2019(a)	3,250,000	3,249,963
(ICE LIBOR USD 3 Month - 0.28%), 2.07%, 2/4/2019(a)	29,000,000	29,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.08%, 2/7/2019(a)	800,000	800,000
(ICE LIBOR USD 1 Month - 0.05%), 2.08%, 3/6/2019(a)	15,000,000	14,999,471
(ICE LIBOR USD 1 Month - 0.08%), 2.09%, 3/19/2019(a)	13,750,000	13,750,000
(ICE LIBOR USD 3 Month - 0.34%), 2.00%, 4/9/2019(a)	11,500,000	11,500,000
(ICE LIBOR USD 3 Month - 0.21%), 2.13%, 4/9/2019(a)	14,000,000	14,000,000
(ICE LIBOR USD 1 Month - 0.12%), 2.10%, 4/25/2019(a)	12,000,000	12,000,000
(ICE LIBOR USD 1 Month - 0.14%), 2.00%, 5/9/2019(a)	12,500,000	12,500,000
(ICE LIBOR USD 3 Month - 0.28%), 2.07%, 5/10/2019(a)	11,000,000	11,000,000
(ICE LIBOR USD 3 Month - 0.19%), 2.16%, 5/10/2019(a)	1,500,000	1,500,000
(ICE LIBOR USD 1 Month - 0.13%), 2.06%, 5/21/2019(a)	6,000,000	6,000,000
(ICE LIBOR USD 3 Month - 0.16%), 2.15%, 5/24/2019(a)	3,900,000	3,900,356
(ICE LIBOR USD 3 Month - 0.16%), 2.15%, 5/28/2019(a)	8,750,000	8,748,556
(ICE LIBOR USD 1 Month - 0.13%), 1.98%, 6/4/2019(a)	9,000,000	9,000,000
(ICE LIBOR USD 1 Month - 0.12%), 1.98%, 6/4/2019(a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.13%), 2.01%, 6/14/2019(a)	7,000,000	7,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/3/2019(a)	6,500,000	6,500,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/5/2019(a)	3,000,000	3,000,000
(ICE LIBOR USD 3 Month - 0.30%), 2.03%, 7/10/2019(a)	8,000,000	8,000,000
(ICE LIBOR USD 1 Month - 0.13%), 2.03%, 7/16/2019(a)	6,400,000	6,400,000
(ICE LIBOR USD 3 Month - 0.30%), 2.04%, 7/16/2019(a)	6,400,000	6,400,000
(ICE LIBOR USD 1 Month - 0.11%), 2.06%, 7/19/2019(a)	19,900,000	19,900,000
(ICE LIBOR USD 3 Month - 0.28%), 2.07%, 7/22/2019(a)	18,800,000	18,800,000
(ICE LIBOR USD 3 Month - 0.28%), 2.07%, 8/7/2019(a)	13,000,000	13,000,000
(ICE LIBOR USD 1 Month - 0.09%), 2.06%, 9/9/2019(a)	30,000,000	30,000,000
(ICE LIBOR USD 1 Month - 0.06%), 2.07%, 9/11/2019(a)	4,800,000	4,800,000
(ICE LIBOR USD 1 Month - 0.06%), 2.11%, 9/18/2019(a)	9,000,000	9,000,000
(ICE LIBOR USD 1 Month - 0.08%), 2.14%, 9/26/2019(a)	14,000,000	14,000,000
2.40%, 10/11/2019(b)	4,500,000	4,500,000
(ICE LIBOR USD 1 Month - 0.07%), 2.10%, 10/18/2019(a)	3,500,000	3,500,000
(ICE LIBOR USD 1 Month - 0.10%), 2.09%, 11/21/2019(a)	7,000,000	7,000,000
(ICE LIBOR USD 1 Month - 0.05%), 2.05%, 12/4/2019(a)	4,500,000	4,500,000
(ICE LIBOR USD 1 Month - 0.05%), 2.06%, 12/5/2019(a)	5,500,000	5,500,000
(ICE LIBOR USD 3 Month - 0.14%), 2.20%, 12/19/2019(a)	4,000,000	4,000,000
(ICE LIBOR USD 1 Month - 0.06%), 2.11%, 12/20/2019(a)	4,000,000	4,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Money Market Fund

U.S. Government Agency Securities (continued)

	Principal Amount	Value
(ICE LIBOR USD 3 Month - 0.14%), 2.23%, 12/26/2019(a)	$3,415,000	$3,416,996
(ICE LIBOR USD 1 Month - 0.07%), 2.07%, 1/8/2020(a)	5,000,000	5,000,000
(ICE LIBOR USD 3 Month - 0.15%), 2.20%, 1/22/2020(a)	3,500,000	3,500,000
FHLMC 0.88%, 10/12/2018	6,311,000	6,310,221
1.25%, 12/14/2018	3,750,000	3,746,492
1.25%, 12/28/2018	2,125,000	2,122,305
FNMA 1.05%, 11/26/2018	1,000,000	999,091
1.13%, 12/14/2018	5,698,000	5,690,227
(SOFRRATE + 0.08%), 2.24%, 1/30/2019(a)	7,150,000	7,150,000
(SOFRRATE + 0.12%), 2.28%, 7/30/2019(a)	6,425,000	6,425,000
(SOFRRATE + 0.16%), 2.32%, 1/30/2020(a)	4,000,000	4,000,000
Tennessee Valley Authority, 1.75%, 10/15/2018	13,172,000	13,173,938

Total U.S. Government Agency Securities (cost $677,584,271)		677,584,271

U.S. Treasury Obligations 9.8%

	Principal Amount	Value
U.S. Treasury Bills 1.90%, 10/4/2018	11,000,000	10,998,258
2.09%, 11/23/2018	15,000,000	14,954,067
2.11%, 1/10/2019	6,700,000	6,660,526
2.15%, 1/17/2019	13,600,000	13,512,816
2.18%, 1/31/2019	17,000,000	16,875,560
2.20%, 2/7/2019	30,000,000	29,765,650
2.20%, 2/14/2019	19,000,000	18,843,524
2.26%, 3/7/2019	15,000,000	14,853,401
2.34%, 3/21/2019	11,000,000	10,879,250
U.S. Treasury Notes 1.38%, 2/28/2019	4,000,000	3,984,963
1.50%, 2/28/2019	6,000,000	5,979,948
(US Treasury 3 Month Bill Money Market Yield + 0.03%), 2.23%, 4/30/2020(a)	3,800,000	3,800,473

Total U.S. Treasury Obligations (cost $151,108,436)		151,108,436

Investment Companies 0.1%

	Shares	Value
Asset Management 0.1%
Federated Government Obligations Fund, Premier Shares, 1.97%(c)	1,000,000	1,000,000
Federated Treasury Obligations Fund, Institutional Shares, 1.98%(c)	1,000,000	1,000,000

Total Investment Companies (cost $2,000,000)		2,000,000

Repurchase Agreements 46.0%

	Principal Amount	Value
ABN Amro Bank NV, 2.30%, dated 9/28/2018, due 10/1/2018, repurchase price $50,009,583, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.13% - 5.50%, maturing 2/28/2019 - 6/1/2048; total market value $51,322,295.	$50,000,000	$50,000,000
BNP Paribas SA, 2.19%, dated 9/12/2018, due 12/17/2018, repurchase price $15,087,600, collateralized by U.S. Government Agency and Treasury Securities, ranging from 1.63% - 3.88%, maturing 10/15/2020 - 4/20/2047; total market value $15,388,437.(d)(e)	15,000,000	15,000,000
BNP Paribas SA, 2.23%, dated 9/26/2018, due 12/26/2018, repurchase price $25,140,924, collateralized by U.S. Government Treasury Securities, ranging from 0.63% - 8.13%, maturing 3/15/2019 - 2/15/2043; total market value $25,643,778.(d)(e)	25,000,000	25,000,000
ING Financial Markets LLC, 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $223,542,279, collateralized by U.S. Government Agency Securities, ranging from 2.50% - 4.50%, maturing 12/1/2025 - 7/1/2048; total market value $228,013,124.	223,500,000	223,500,000
Natixis Financial Products LLC, 2.26%, dated 9/28/2018, due 10/1/2018, repurchase price $25,004,708, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 6.00%, maturing 11/23/2018 - 4/1/2056; total market value $25,535,894.	25,000,000	25,000,000
Natixis Financial Products LLC, 2.04%, dated 7/19/2018, due 10/17/2018, repurchase price $22,110,550, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.00%, maturing 11/23/2018 - 5/15/2042; total market value $22,552,819.(d)(e)	22,000,000	22,000,000
Wells Fargo Securities LLC, 2.26%, dated 9/28/2018, due 10/1/2018, repurchase price $351,066,105, collateralized by U.S. Government Agency Securities, ranging from 1.75% - 6.50%, maturing 12/1/2020 - 10/1/2048; total market value $358,090,768.	351,000,000	351,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Money Market Fund

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $711,500,000)	$711,500,000

Total Investments (cost $1,542,192,707) — 99.7%	1,542,192,707
Other assets in excess of liabilities — 0.3%	4,929,726

NET ASSETS — 100.0%	$1,547,122,433

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(b)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(c)	Represents 7-day effective yield as of September 30, 2018.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(e)	Variable Rate Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2018. The maturity date represents the actual maturity date.

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Government Money Market Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Investment Companies	$2,000,000	$—	$—	$2,000,000
Repurchase Agreements	—	711,500,000	—	711,500,000
U.S. Government Agency Securities	—	677,584,271	—	677,584,271
U.S. Treasury Obligations	—	151,108,436	—	151,108,436

Total	$2,000,000	$1,540,192,707	$—	$1,542,192,707

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks 98.6%

	Shares	Value
AUSTRALIA 4.2%
Biotechnology 2.2%
CSL Ltd.	16,911	$2,445,215

Capital Markets 0.3%
Magellan Financial Group Ltd.	16,691	331,678

Commercial Services & Supplies 0.1%
SmartGroup Corp. Ltd.	13,598	116,856

Construction & Engineering 0.2%
CIMIC Group Ltd.	6,955	257,397

Food Products 0.1%
Inghams Group Ltd.(a)	43,179	121,127

Health Care Providers & Services 0.1%
Primary Health Care Ltd.	75,302	165,647

Hotels, Restaurants & Leisure 0.7%
Aristocrat Leisure Ltd.	39,122	799,819

IT Services 0.4%
Link Administration Holdings Ltd.	72,887	408,955

Metals & Mining 0.1%
Evolution Mining Ltd.	45,930	87,859

		4,734,553

BELGIUM 0.2%
Pharmaceuticals 0.2%
UCB SA	1,993	178,877

BRAZIL 1.5%
Chemicals 0.2%
Braskem SA (Preference), Class A	12,000	173,646

Metals & Mining 0.6%
Vale SA, ADR	53,273	790,572

Oil, Gas & Consumable Fuels 0.4%
Cosan SA	32,800	263,225
Petroleo Brasileiro SA (Preference)*	28,600	149,354

		412,579

Paper & Forest Products 0.2%
Fibria Celulose SA	10,300	192,608

Water Utilities 0.1%
Cia de Saneamento do Parana (Preference)	34,300	70,663

		1,640,068

CANADA 6.6%
Airlines 0.2%
Air Canada*	11,483	245,369

Auto Components 0.7%
Magna International, Inc.(a)	15,075	791,885

Banks 0.5%
Bank of Montreal	2,843	234,501
Royal Bank of Canada	3,952	316,796

		551,297

Media 0.6%
Quebecor, Inc., Class B	33,581	673,362

Metals & Mining 1.2%
Kirkland Lake Gold Ltd.	9,449	179,082
Teck Resources Ltd., Class B	46,835	1,128,768

		1,307,850

Oil, Gas & Consumable Fuels 1.0%
Suncor Energy, Inc.	29,704	1,149,387

Paper & Forest Products 0.8%
Canfor Corp.*	5,046	94,072
Norbord, Inc.(a)	16,608	550,321
West Fraser Timber Co. Ltd.	3,594	204,541

		848,934

Software 1.2%
Constellation Software, Inc.	1,927	1,417,102

Thrifts & Mortgage Finance 0.2%
Genworth MI Canada, Inc.(a)	7,553	249,048

Wireless Telecommunication Services 0.2%
Rogers Communications, Inc., Class B	3,491	179,543

		7,413,777

CHILE 0.2%
Beverages 0.2%
Cia Cervecerias Unidas SA, ADR	8,374	233,635

CHINA 8.0%
Automobiles 0.2%
Geely Automobile Holdings Ltd.	120,000	239,361

Banks 0.7%
China Construction Bank Corp., Class H	372,000	322,682
China Merchants Bank Co. Ltd., Class H	114,500	460,948

		783,630

Commercial Services & Supplies 0.1%
Country Garden Services Holdings Co. Ltd.*	77,471	131,739

Construction Materials 0.4%
Anhui Conch Cement Co. Ltd., Class H	76,000	454,128

Diversified Telecommunication Services 0.6%
China Telecom Corp. Ltd., Class H	1,276,000	632,989

Electronic Equipment, Instruments & Components 0.2%
Sunny Optical Technology Group Co. Ltd.	20,800	240,117

Interactive Media & Services 0.4%
Autohome, Inc., ADR(a)	3,384	261,955
YY, Inc., ADR*	2,718	203,633

		465,588

Machinery 0.7%
Sinotruk Hong Kong Ltd.(a)	385,500	839,658

Metals & Mining 0.1%
China Oriental Group Co. Ltd.	206,000	166,174

Oil, Gas & Consumable Fuels 3.0%
China Shenhua Energy Co. Ltd., Class H	262,000	593,289
CNOOC Ltd.	938,000	1,853,166
PetroChina Co. Ltd., Class H	1,008,000	822,256

		3,268,711

Pharmaceuticals 0.2%
CSPC Pharmaceutical Group Ltd.	108,000	229,041

Real Estate Management & Development 1.2%
China Evergrande Group(a)	73,000	204,490
Country Garden Holdings Co. Ltd.	674,000	838,741
Longfor Group Holdings Ltd.	97,500	249,049

		1,292,280

Specialty Retail 0.2%
Zhongsheng Group Holdings Ltd.(a)	88,000	211,983

		8,955,399

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
COLOMBIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
Ecopetrol SA, ADR	11,985	$322,756

DENMARK 1.5%
Banks 0.1%
Danske Bank A/S	6,418	168,380

Marine 0.3%
Dfds A/S	5,976	295,648

Pharmaceuticals 1.1%
Novo Nordisk A/S, Class B	25,561	1,203,259

		1,667,287

EGYPT 0.1%
Tobacco 0.1%
Eastern Tobacco	95,870	101,327

FRANCE 6.7%
Aerospace & Defense 0.2%
Safran SA	1,436	200,974

Airlines 0.4%
Air France-KLM*(a)	47,142	490,241

Auto Components 0.4%
Faurecia SA	1,896	113,852
Valeo SA	6,957	302,076

		415,928

Automobiles 1.1%
Peugeot SA	48,150	1,295,258

Banks 0.8%
BNP Paribas SA	9,186	561,409
Societe Generale SA	6,806	291,862

		853,271

Commercial Services & Supplies 0.4%
Edenred	10,462	398,288

Electric Utilities 0.6%
Electricite de France SA	37,425	656,594

Insurance 0.4%
AXA SA	15,297	410,695

Oil, Gas & Consumable Fuels 0.7%
TOTAL SA(a)	14,730	951,034

Personal Products 0.4%
L’Oreal SA	1,774	427,153

Pharmaceuticals 0.8%
Ipsen SA	5,093	855,550

Real Estate Management & Development 0.2%
Nexity SA	3,915	216,177

Textiles, Apparel & Luxury Goods 0.3%
Hermes International	526	348,081

		7,519,244

GERMANY 6.7%
Aerospace & Defense 0.3%
MTU Aero Engines AG	1,511	340,364

Airlines 0.7%
Deutsche Lufthansa AG (Registered)	31,121	764,623

Auto Components 0.9%
Continental AG	5,008	871,771
Schaeffler AG (Preference)	11,251	143,440

		1,015,211

Chemicals 1.8%
BASF SE	5,521	490,655
Covestro AG Reg. S(b)	19,917	1,614,560

		2,105,215

Insurance 1.6%
Allianz SE (Registered)	8,292	1,847,189

Semiconductors & Semiconductor Equipment 0.2%
Siltronic AG	1,894	231,888

Software 1.1%
SAP SE	9,677	1,190,961

Textiles, Apparel & Luxury Goods 0.1%
HUGO BOSS AG	1,340	103,181

		7,598,632

HONG KONG 1.8%
Equity Real Estate Investment Trusts (REITs) 0.2%
Link REIT	27,500	270,571

Food Products 0.3%
WH Group Ltd. Reg. S(b)	448,500	315,861

Household Durables 0.3%
Techtronic Industries Co. Ltd.	58,000	370,572

Industrial Conglomerates 0.6%
Jardine Matheson Holdings Ltd.	9,900	619,343

Real Estate Management & Development 0.4%
CK Asset Holdings Ltd.	20,500	152,977
Wheelock & Co. Ltd.	49,000	293,955

		446,932

		2,023,279

INDIA 2.0%
Banks 0.5%
HDFC Bank Ltd., ADR	6,206	583,985

IT Services 1.5%
Infosys Ltd., ADR(a)	96,534	981,750
Wipro Ltd., ADR	34,692	180,745
WNS Holdings Ltd., ADR*	9,949	504,912

		1,667,407

		2,251,392

INDONESIA 0.4%
Banks 0.2%
Bank Rakyat Indonesia Persero Tbk. PT	914,200	193,163

Oil, Gas & Consumable Fuels 0.2%
Adaro Energy Tbk. PT	802,000	98,538
Bukit Asam Tbk. PT	412,400	119,514

		218,052

		411,215

IRELAND 0.3%
Trading Companies & Distributors 0.3%
AerCap Holdings NV*	5,742	330,280

ITALY 2.2%
Banks 1.3%
Intesa Sanpaolo SpA	597,000	1,519,432

Electric Utilities 0.7%
Enel SpA	150,388	768,480

Insurance 0.2%
Poste Italiane SpA Reg. S(b)	22,007	175,844

		2,463,756

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
JAPAN 15.8%
Automobiles 0.1%
Nissan Motor Co. Ltd.	17,300	$161,949

Banks 2.7%
Chiba Bank Ltd. (The)	15,800	107,905
Hokkoku Bank Ltd. (The)	7,400	285,905
Mitsubishi UFJ Financial Group, Inc.	314,300	1,956,400
Sumitomo Mitsui Trust Holdings, Inc.	16,400	674,914

		3,025,124

Building Products 0.4%
AGC, Inc.	11,700	485,648

Capital Markets 0.4%
Nomura Holdings, Inc.	86,800	412,100

Chemicals 0.7%
Daicel Corp.	13,300	154,551
Nitto Denko Corp.	5,700	427,338
Teijin Ltd.	10,000	191,815

		773,704

Construction & Engineering 0.5%
Nishimatsu Construction Co. Ltd.	4,300	108,839
Okumura Corp.	3,200	100,401
Taisei Corp.	8,200	373,902

		583,142

Diversified Financial Services 0.9%
ORIX Corp.	61,300	993,752

Electronic Equipment, Instruments & Components 0.1%
V Technology Co. Ltd.(a)	1,000	150,022

Equity Real Estate Investment Trusts (REITs) 0.2%
Tokyu REIT, Inc.	149	205,768

Food Products 0.1%
Nisshin Oillio Group Ltd. (The)	4,600	134,875

Gas Utilities 0.4%
Tokyo Gas Co. Ltd.	16,800	412,959

Insurance 3.1%
Dai-ichi Life Holdings, Inc.	19,200	399,708
Japan Post Holdings Co. Ltd.	18,400	218,939
MS&AD Insurance Group Holdings, Inc.	34,200	1,138,710
Sompo Holdings, Inc.	43,700	1,861,086

		3,618,443

Interactive Media & Services 0.2%
Kakaku.com, Inc.	13,000	254,284

Machinery 0.6%
DMG Mori Co. Ltd.(a)	21,800	364,323
Sumitomo Heavy Industries Ltd.	8,400	299,774

		664,097

Pharmaceuticals 0.5%
Shionogi & Co. Ltd.	8,000	522,475

Real Estate Management & Development 0.8%
Daito Trust Construction Co. Ltd.	2,100	270,115
Daiwa House Industry Co. Ltd.	19,800	587,057

		857,172

Road & Rail 0.5%
East Japan Railway Co.	5,800	538,880

Semiconductors & Semiconductor Equipment 0.2%
Tokyo Electron Ltd.	2,000	274,520

Technology Hardware, Storage & Peripherals 0.9%
Canon, Inc.	15,900	503,277
FUJIFILM Holdings Corp.	12,000	540,321

		1,043,598

Tobacco 0.1%
Japan Tobacco, Inc.	4,200	109,650

Wireless Telecommunication Services 2.4%
NTT DOCOMO, Inc.	99,500	2,675,624

		17,897,786

KAZAKHSTAN 0.1%
Metals & Mining 0.1%
KAZ Minerals plc	20,121	143,658

MACAU 0.3%
Hotels, Restaurants & Leisure 0.3%
Sands China Ltd.	31,200	139,687
Wynn Macau Ltd.	102,000	231,267

		370,954

MALAYSIA 0.1%
Food Products 0.1%
Nestle Malaysia Bhd.	4,700	166,229

MEXICO 1.4%
Food & Staples Retailing 1.4%
Wal-Mart de Mexico SAB de CV	507,500	1,546,581

NETHERLANDS 1.5%
Banks 0.3%
ING Groep NV	24,733	320,651

Oil, Gas & Consumable Fuels 1.0%
Royal Dutch Shell plc, Class A	32,054	1,100,353

Professional Services 0.2%
Wolters Kluwer NV	3,767	234,752

		1,655,756

NEW ZEALAND 0.1%
Food Products 0.1%
a2 Milk Co. Ltd.*	15,119	112,742

NORWAY 1.6%
Diversified Telecommunication Services 0.4%
Telenor ASA	21,559	421,425

Food Products 0.4%
Salmar ASA	9,019	450,194

Oil, Gas & Consumable Fuels 0.8%
Equinor ASA	32,956	928,998

		1,800,617

POLAND 0.2%
Metals & Mining 0.1%
Jastrzebska Spolka Weglowa SA*	4,145	74,249

Textiles, Apparel & Luxury Goods 0.1%
LPP SA	65	151,970

		226,219

RUSSIA 2.0%
Banks 0.6%
Sberbank of Russia PJSC, ADR	49,267	623,315

Metals & Mining 0.7%
Alrosa PJSC	283,600	462,656
Evraz plc	53,242	392,462

		855,118

Oil, Gas & Consumable Fuels 0.7%
LUKOIL PJSC, ADR	7,114	543,794
LUKOIL PJSC, ADR	1,381	105,777

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
RUSSIA (continued)
Oil, Gas & Consumable Fuels (continued)
Transneft PJSC (Preference)	41	$103,769

		753,340

		2,231,773

SINGAPORE 0.8%
Aerospace & Defense 0.2%
Singapore Technologies Engineering Ltd.	71,700	186,642

Banks 0.2%
Oversea-Chinese Banking Corp. Ltd.	26,000	217,415

Personal Products 0.1%
Best World International Ltd.(a)	138,400	148,775

Real Estate Management & Development 0.3%
UOL Group Ltd.	78,600	395,912

		948,744

SOUTH AFRICA 1.7%
Banks 0.9%
Absa Group Ltd.	51,094	547,775
Standard Bank Group Ltd.	41,814	516,618

		1,064,393

Diversified Financial Services 0.2%
FirstRand Ltd.	42,994	205,992

Food Products 0.3%
Astral Foods Ltd.	18,246	317,898

Metals & Mining 0.1%
Anglo American plc	5,353	119,905

Oil, Gas & Consumable Fuels 0.1%
Exxaro Resources Ltd.	12,539	128,242

Specialty Retail 0.1%
Mr Price Group Ltd.	6,675	107,571

		1,944,001

SOUTH KOREA 3.8%
Banks 0.2%
KB Financial Group, Inc.	5,598	272,834

Diversified Telecommunication Services 0.2%
LG Uplus Corp.	15,917	262,515

Electric Utilities 0.6%
Korea Electric Power Corp.	22,701	600,609

IT Services 0.2%
Samsung SDS Co. Ltd.	1,108	230,655

Semiconductors & Semiconductor Equipment 0.4%
SK Hynix, Inc.	7,487	493,371

Technology Hardware, Storage & Peripherals 2.2%
Samsung Electronics Co. Ltd.	56,900	2,383,100

		4,243,084

SPAIN 0.9%
IT Services 0.6%
Amadeus IT Group SA	7,004	649,938

Media 0.3%
Mediaset Espana Comunicacion SA	50,111	364,744

		1,014,682

SWEDEN 1.4%
Household Durables 0.4%
Electrolux AB Series B	19,641	432,043

Machinery 1.0%
Atlas Copco AB, Class A	2,797	80,520
Sandvik AB	21,685	384,872
Volvo AB, Class B	38,071	672,352

		1,137,744

		1,569,787

SWITZERLAND 5.6%
Capital Markets 0.8%
Partners Group Holding AG	1,077	853,654

Food Products 0.7%
Nestle SA (Registered)	9,416	784,410

Machinery 0.5%
Georg Fischer AG (Registered)	546	616,858

Pharmaceuticals 3.0%
Roche Holding AG	13,773	3,332,781

Professional Services 0.4%
SGS SA (Registered)	166	436,684

Textiles, Apparel & Luxury Goods 0.2%
Swatch Group AG (The) (Registered)	3,552	276,551

		6,300,938

TAIWAN 3.5%
Capital Markets 0.1%
Yuanta Financial Holding Co. Ltd.	312,000	164,456

Electronic Equipment, Instruments & Components 0.2%
Yageo Corp.	16,367	245,479

Food & Staples Retailing 0.1%
President Chain Store Corp.	11,000	129,122

Food Products 0.3%
Uni-President Enterprises Corp.	122,000	318,526

Machinery 0.1%
Hiwin Technologies Corp.	7,210	59,550

Semiconductors & Semiconductor Equipment 2.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	354,000	3,022,610

		3,939,743

THAILAND 0.6%
Oil, Gas & Consumable Fuels 0.5%
IRPC PCL	589,700	123,797
PTT Exploration & Production PCL	97,400	465,646

		589,443

Wireless Telecommunication Services 0.1%
Advanced Info Service PCL	22,500	139,656

		729,099

TURKEY 0.1%
Banks 0.1%
Turkiye Vakiflar Bankasi TAO, Class D	184,906	116,244

UNITED KINGDOM 14.1%
Airlines 1.1%
International Consolidated Airlines Group SA	142,401	1,218,715

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	9,230	161,856

Banks 2.3%
Lloyds Banking Group plc	909,076	701,523
Royal Bank of Scotland Group plc	570,666	1,844,915

		2,546,438

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Equity Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Capital Markets 1.7%
Hargreaves Lansdown plc	67,624	$1,967,771

Electric Utilities 0.2%
SSE plc	12,182	181,865

Entertainment 0.5%
Cineworld Group plc	141,421	581,226

Food Products 1.2%
Associated British Foods plc	19,151	571,476
Tate & Lyle plc	82,213	731,314

		1,302,790

Hotels, Restaurants & Leisure 0.4%
Whitbread plc	7,213	443,207

Household Durables 0.4%
Persimmon plc	14,438	444,648

Leisure Products 0.1%
Games Workshop Group plc	2,727	134,416

Media 0.2%
Pearson plc	23,567	272,872

Personal Products 2.5%
Unilever NV, CVA	47,854	2,664,707

Specialty Retail 0.5%
WH Smith plc	22,527	605,143

Tobacco 1.3%
Imperial Brands plc	43,186	1,501,948

Trading Companies & Distributors 1.6%
Ashtead Group plc	25,160	798,524
Howden Joinery Group plc	172,273	1,052,824

		1,851,348

		15,878,950

UNITED STATES 0.3%
Leisure Products 0.3%
BRP, Inc.	7,026	329,583

Total Common Stocks (cost $102,423,802)		111,012,647

Repurchase Agreements 1.6%

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $500,210, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $510,000.(c)	$500,000	500,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $1,033,373, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $1,053,840.(c)	1,033,177	1,033,177
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $300,058, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $306,000.(c)	300,000	300,000

Total Repurchase Agreements (cost $1,833,177)		1,833,177

Total Investments (cost $104,256,979) — 100.2%		112,845,824
Liabilities in excess of other assets — (0.2)%		(257,564)

NET ASSETS — 100.0%		$112,588,260

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $2,660,833, which was collateralized by cash used to purchase repurchase agreements with a total value of $1,833,177 and by $970,576 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 11/15/2047, a total value of $2,803,753.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $2,106,265 which represents 1.87% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $1,833,177.

ADR	American Depositary Receipt
CN	China
CVA	Dutch Certification
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Equity Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$727,980	$—	$727,980
Airlines	245,369	2,473,579	—	2,718,948
Auto Components	791,885	1,431,139	—	2,223,024
Automobiles	—	1,858,424	—	1,858,424
Banks	1,135,282	11,704,290	—	12,839,572
Beverages	233,635	—	—	233,635
Biotechnology	—	2,445,215	—	2,445,215
Building Products	—	485,648	—	485,648
Capital Markets	—	3,729,659	—	3,729,659
Chemicals	173,646	2,878,919	—	3,052,565
Commercial Services & Supplies	—	646,883	—	646,883
Construction & Engineering	—	840,539	—	840,539
Construction Materials	—	454,128	—	454,128
Diversified Financial Services	—	1,199,744	—	1,199,744
Diversified Telecommunication Services	—	1,316,929	—	1,316,929

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Equity Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electric Utilities	$—	$2,207,548	$—	$2,207,548
Electronic Equipment, Instruments & Components	—	635,618	—	635,618
Entertainment	—	581,226	—	581,226
Equity Real Estate Investment Trusts (REITs)	—	476,339	—	476,339
Food & Staples Retailing	1,546,581	129,122	—	1,675,703
Food Products	—	4,024,652	—	4,024,652
Gas Utilities	—	412,959	—	412,959
Health Care Providers & Services	—	165,647	—	165,647
Hotels, Restaurants & Leisure	—	1,613,980	—	1,613,980
Household Durables	—	1,247,263	—	1,247,263
Industrial Conglomerates	619,343	—	—	619,343
Insurance	175,844	5,876,327	—	6,052,171
Interactive Media & Services	465,588	254,284	—	719,872
IT Services	1,667,407	1,289,548	—	2,956,955
Leisure Products	329,583	134,416	—	463,999
Machinery	—	3,317,907	—	3,317,907
Marine	—	295,648	—	295,648
Media	673,362	637,616	—	1,310,978
Metals & Mining	2,098,422	1,446,963	—	3,545,385
Oil, Gas & Consumable Fuels	2,428,516	7,394,379	—	9,822,895
Paper & Forest Products	1,041,542	—	—	1,041,542
Personal Products	—	3,240,635	—	3,240,635
Pharmaceuticals	—	6,321,983	—	6,321,983
Professional Services	—	671,436	—	671,436
Real Estate Management & Development	—	3,208,473	—	3,208,473
Road & Rail	—	538,880	—	538,880
Semiconductors & Semiconductor Equipment	231,888	3,790,501	—	4,022,389
Software	2,608,063	—	—	2,608,063
Specialty Retail	—	924,697	—	924,697
Technology Hardware, Storage & Peripherals	—	3,426,698	—	3,426,698
Textiles, Apparel & Luxury Goods	103,181	776,602	—	879,783
Thrifts & Mortgage Finance	249,048	—	—	249,048
Tobacco	101,327	1,611,598	—	1,712,925
Trading Companies & Distributors	330,280	1,851,348	—	2,181,628
Water Utilities	70,663	—	—	70,663
Wireless Telecommunication Services	179,543	2,815,280	—	2,994,823

Total Common Stocks	$17,499,998	$93,512,649	$—	$111,012,647

Repurchase Agreements	$—	$1,833,177	$—	$1,833,177

Total	$17,499,998	$95,345,826	$—	$112,845,824

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended September 30, 2018, there were two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $2,644,091. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks 98.8%

	Shares	Value
AUSTRALIA 7.3%
Banks 1.9%
Australia & New Zealand Banking Group Ltd.	441,097	$8,965,924
Bank of Queensland Ltd.	61,328	488,397
Bendigo & Adelaide Bank Ltd.	77,307	600,514
Commonwealth Bank of Australia	265,400	13,695,032
National Australia Bank Ltd.	410,292	8,245,750
Westpac Banking Corp.	515,464	10,381,267

		42,376,884

Beverages 0.1%
Coca-Cola Amatil Ltd.	70,734	499,062
Treasury Wine Estates Ltd.	107,874	1,357,012

		1,856,074

Biotechnology 0.4%
CSL Ltd.	68,662	9,928,056

Capital Markets 0.3%
ASX Ltd.	28,740	1,317,737
Macquarie Group Ltd.	49,187	4,453,429

		5,771,166

Chemicals 0.1%
Incitec Pivot Ltd.	250,602	720,767
Orica Ltd.	62,331	764,201

		1,484,968

Commercial Services & Supplies 0.1%
Brambles Ltd.	236,195	1,861,152

Construction & Engineering 0.0%†
CIMIC Group Ltd.	13,235	489,813

Construction Materials 0.0%†
Boral Ltd.	178,567	887,078

Containers & Packaging 0.1%
Amcor Ltd.	171,931	1,696,375

Diversified Financial Services 0.1%
AMP Ltd.	433,259	998,863
Challenger Ltd.	90,432	731,988

		1,730,851

Diversified Telecommunication Services 0.1%
Telstra Corp. Ltd.	619,306	1,428,105
TPG Telecom Ltd.(a)	56,512	348,053

		1,776,158

Electric Utilities 0.0%†
AusNet Services	308,293	363,032

Equity Real Estate Investment Trusts (REITs) 0.4%
Dexus	152,229	1,161,682
Goodman Group	241,430	1,813,532
GPT Group (The)	281,376	1,056,591
Mirvac Group	558,681	973,172
Scentre Group	824,226	2,355,603
Stockland	361,407	1,081,639
Vicinity Centres	475,128	899,735

		9,341,954

Food & Staples Retailing 0.5%
Wesfarmers Ltd.	171,216	6,167,993
Woolworths Group Ltd.	198,474	4,017,731

		10,185,724

Gas Utilities 0.1%
APA Group	175,154	1,267,023

Health Care Equipment & Supplies 0.0%†
Cochlear Ltd.	8,634	1,259,280

Health Care Providers & Services 0.1%
Healthscope Ltd.	246,944	374,406
Ramsay Health Care Ltd.	21,153	839,771
Sonic Healthcare Ltd.	62,008	1,120,096

		2,334,273

Hotels, Restaurants & Leisure 0.2%
Aristocrat Leisure Ltd.	86,009	1,758,388
Crown Resorts Ltd.	58,491	577,366
Domino’s Pizza Enterprises Ltd.(a)	9,192	354,673
Flight Centre Travel Group Ltd.	9,186	351,559
Tabcorp Holdings Ltd.	298,664	1,048,731

		4,090,717

Insurance 0.3%
Insurance Australia Group Ltd.	351,469	1,859,406
Medibank Pvt Ltd.	416,523	876,088
QBE Insurance Group Ltd.	202,958	1,631,209
Suncorp Group Ltd.	202,498	2,109,719

		6,476,422

Interactive Media & Services 0.0%†
REA Group Ltd.	8,346	518,225

IT Services 0.0%†
Computershare Ltd.	73,245	1,052,206

Metals & Mining 1.7%
Alumina Ltd.	354,347	707,752
BHP Billiton Ltd.	486,724	12,115,833
BHP Billiton plc	318,443	6,920,214
BlueScope Steel Ltd.	82,983	1,015,497
Fortescue Metals Group Ltd.	238,170	674,963
Newcrest Mining Ltd.	113,931	1,595,244
Rio Tinto Ltd.	63,092	3,573,675
Rio Tinto plc	182,018	9,183,193
South32 Ltd.	770,328	2,173,597

		37,959,968

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	77,058	196,071

Multi-Utilities 0.1%
AGL Energy Ltd.	97,360	1,375,131

Oil, Gas & Consumable Fuels 0.4%
Caltex Australia Ltd.	37,905	819,238
Oil Search Ltd.	206,577	1,342,245
Origin Energy Ltd.*	260,968	1,550,475
Santos Ltd.	278,318	1,454,936
Woodside Petroleum Ltd.	138,431	3,843,824

		9,010,718

Professional Services 0.0%†
SEEK Ltd.	50,652	757,142

Real Estate Management & Development 0.1%
LendLease Group	90,280	1,279,175

Road & Rail 0.0%†
Aurizon Holdings Ltd.	300,629	892,153

Transportation Infrastructure 0.2%
Sydney Airport	167,475	834,699
Transurban Group	402,252	3,251,865

		4,086,564

		162,304,353

AUSTRIA 0.2%

Banks 0.1%
Erste Group Bank AG*	44,664	1,852,578
Raiffeisen Bank International AG	21,628	621,924

		2,474,502

Machinery 0.0%†
ANDRITZ AG	11,845	691,055

Metals & Mining 0.0%†
voestalpine AG	18,545	847,354

Oil, Gas & Consumable Fuels 0.1%
OMV AG	21,863	1,227,297

		5,240,208

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
BELGIUM 1.0%
Banks 0.1%
KBC Group NV	38,679	$2,875,536

Beverages 0.5%
Anheuser-Busch InBev SA/NV	115,490	10,107,577

Chemicals 0.1%
Solvay SA	11,002	1,473,873
Umicore SA	31,092	1,736,863

		3,210,736

Diversified Financial Services 0.1%
Groupe Bruxelles Lambert SA	11,977	1,254,771

Diversified Telecommunication Services 0.0%†
Proximus SADP	23,992	573,245

Food & Staples Retailing 0.0%†
Colruyt SA(a)	8,754	495,119

Insurance 0.1%
Ageas	27,978	1,503,720

Media 0.0%†
Telenet Group Holding NV*	8,120	447,060

Pharmaceuticals 0.1%
UCB SA	18,769	1,684,568

		22,152,332

CHILE 0.0%†
Metals & Mining 0.0%†
Antofagasta plc	58,847	654,247

CHINA 0.2%
Auto Components 0.1%
Minth Group Ltd.	122,000	498,852

Banks 0.1%
BOC Hong Kong Holdings Ltd.	549,500	2,595,012

Machinery 0.0%†
Yangzijiang Shipbuilding Holdings Ltd.	378,600	342,176

		3,436,040

COLOMBIA 0.0%†
Wireless Telecommunication Services 0.0%†
Millicom International Cellular SA, SDR	10,934	627,600

DENMARK 1.7%

Banks 0.1%
Danske Bank A/S	108,543	2,847,698

Beverages 0.1%
Carlsberg A/S, Class B	15,880	1,904,124

Biotechnology 0.1%
Genmab A/S*	9,203	1,446,497

Chemicals 0.2%
Chr Hansen Holding A/S	14,840	1,504,692
Novozymes A/S, Class B	33,570	1,838,902

		3,343,594

Commercial Services & Supplies 0.0%†
ISS A/S	25,431	893,775

Electric Utilities 0.1%
Orsted A/S Reg. S(b)	28,083	1,906,827

Electrical Equipment 0.1%
Vestas Wind Systems A/S	29,587	1,998,376

Health Care Equipment & Supplies 0.1%
Coloplast A/S, Class B	17,636	1,802,273

William Demant Holding A/S*	15,431	579,477

		2,381,750

Insurance 0.0%†
Tryg A/S	18,041	449,016

Marine 0.1%
AP Moller - Maersk A/S, Class A	611	800,956
AP Moller - Maersk A/S, Class B	971	1,362,755

		2,163,711

Pharmaceuticals 0.6%
H Lundbeck A/S	11,314	697,938
Novo Nordisk A/S, Class B	275,081	12,949,164

		13,647,102

Road & Rail 0.1%
DSV A/S	28,206	2,563,100

Textiles, Apparel & Luxury Goods 0.1%
Pandora A/S	17,225	1,076,767

		36,622,337

FINLAND 1.1%
Auto Components 0.0%†
Nokian Renkaat OYJ	18,075	739,688

Communications Equipment 0.2%
Nokia OYJ	857,139	4,753,748

Diversified Telecommunication Services 0.1%
Elisa OYJ	21,509	912,271

Electric Utilities 0.1%
Fortum OYJ	65,969	1,653,590

Insurance 0.2%
Sampo OYJ, Class A	66,365	3,433,622

Machinery 0.2%
Kone OYJ, Class B	52,162	2,784,773
Metso OYJ	15,026	530,899
Wartsila OYJ Abp	65,883	1,284,252

		4,599,924

Oil, Gas & Consumable Fuels 0.1%
Neste OYJ	19,241	1,588,843

Paper & Forest Products 0.2%
Stora Enso OYJ, Class R	82,177	1,569,500
UPM-Kymmene OYJ	82,293	3,224,281

		4,793,781

Pharmaceuticals 0.0%†
Orion OYJ, Class B	17,909	677,981

		23,153,448

FRANCE 10.8%
Aerospace & Defense 1.0%
Airbus SE	88,115	11,047,444
Dassault Aviation SA	375	693,049
Safran SA	50,423	7,056,909
Thales SA	15,714	2,230,704

		21,028,106

Air Freight & Logistics 0.0%†
Bollore SA	122,092	527,306

Auto Components 0.3%
Cie Generale des Etablissements Michelin SCA	26,297	3,139,659
Faurecia SA	11,402	684,676

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Auto Components (continued)
Valeo SA	35,577	$1,544,766

		5,369,101

Automobiles 0.2%
Peugeot SA	87,312	2,348,734
Renault SA(a)	28,536	2,465,013

		4,813,747

Banks 0.8%
BNP Paribas SA	170,595	10,426,035
Credit Agricole SA	177,227	2,546,139
Societe Generale SA	116,419	4,992,404

		17,964,578

Beverages 0.3%
Pernod Ricard SA	32,206	5,283,319
Remy Cointreau SA	3,681	479,433

		5,762,752

Building Products 0.2%
Cie de Saint-Gobain	76,725	3,308,647

Capital Markets 0.1%
Amundi SA Reg. S(b)	9,324	698,655
Natixis SA	139,726	946,831

		1,645,486

Chemicals 0.5%
Air Liquide SA	65,263	8,572,168
Arkema SA	10,161	1,257,045

		9,829,213

Commercial Services & Supplies 0.1%
Edenred	36,710	1,397,550
Societe BIC SA	3,785	346,507

		1,744,057

Construction & Engineering 0.5%
Bouygues SA	32,360	1,397,373
Eiffage SA	11,886	1,326,211
Vinci SA	76,407	7,268,626

		9,992,210

Construction Materials 0.0%†
Imerys SA	4,898	361,658

Diversified Financial Services 0.1%
Eurazeo SA	7,508	591,080
Wendel SA	3,867	575,156

		1,166,236

Diversified Telecommunication Services 0.3%
Iliad SA(a)	4,075	531,912
Orange SA	302,364	4,816,752

		5,348,664

Electric Utilities 0.1%
Electricite de France SA	86,413	1,516,053

Electrical Equipment 0.4%
Legrand SA	39,493	2,875,742
Schneider Electric SE	82,712	6,654,392

		9,530,134

Electronic Equipment, Instruments & Components 0.0%†
Ingenico Group SA	8,616	654,641

Entertainment 0.2%
Ubisoft Entertainment SA*	11,637	1,259,338
Vivendi SA	158,103	4,064,897

		5,324,235

Equity Real Estate Investment Trusts (REITs) 0.3%
Covivio	5,725	596,340
Gecina SA	6,736	1,124,727
ICADE	5,451	505,112
Klepierre SA	32,667	1,157,356
Unibail-Rodamco-Westfield	20,750	4,167,792

		7,551,327

Food & Staples Retailing 0.1%
Carrefour SA	86,271	1,652,612
Casino Guichard Perrachon SA(a)	9,052	379,956

		2,032,568

Food Products 0.3%
Danone SA	93,250	7,219,094

Health Care Equipment & Supplies 0.2%
BioMerieux(a)	6,702	558,356
Essilor International Cie Generale d’Optique SA	31,590	4,671,205

		5,229,561

Hotels, Restaurants & Leisure 0.1%
Accor SA	28,480	1,460,014
Sodexo SA(a)	13,668	1,447,698

		2,907,712

Household Durables 0.0%†
SEB SA	3,521	598,984

Insurance 0.4%
AXA SA	292,536	7,854,019
CNP Assurances	24,032	578,777
SCOR SE	25,650	1,190,524

		9,623,320

IT Services 0.2%
Atos SE	14,056	1,670,493
Capgemini SE	23,855	3,002,233

		4,672,726

Machinery 0.1%
Alstom SA(a)	23,052	1,029,284

Media 0.1%
Eutelsat Communications SA	27,238	643,232
JCDecaux SA	11,976	437,964
Publicis Groupe SA	32,387	1,931,646

		3,012,842

Multi-Utilities 0.3%
Engie SA	277,919	4,082,334
Suez	58,103	825,024
Veolia Environnement SA	79,727	1,590,362

		6,497,720

Oil, Gas & Consumable Fuels 1.1%
TOTAL SA(a)	362,423	23,399,634

Personal Products 0.4%
L’Oreal SA	38,299	9,221,824

Pharmaceuticals 0.7%
Ipsen SA	5,402	907,458
Sanofi	171,334	15,282,938

		16,190,396

Professional Services 0.1%
Bureau Veritas SA	41,507	1,070,188
Teleperformance	8,578	1,618,122

		2,688,310

Software 0.1%
Dassault Systemes SE	19,959	2,978,780

Textiles, Apparel & Luxury Goods 1.1%
Hermes International	4,876	3,226,698
Kering SA	11,442	6,118,277

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Textiles, Apparel & Luxury Goods (continued)
LVMH Moet Hennessy Louis Vuitton SE	42,222	$14,907,105

		24,252,080

Trading Companies & Distributors 0.0%†
Rexel SA	47,007	705,509

Transportation Infrastructure 0.1%
Aeroports de Paris	4,466	1,005,389
Getlink	71,608	914,533

		1,919,922

		237,618,417

GERMANY 9.3%
Aerospace & Defense 0.1%
MTU Aero Engines AG	7,720	1,738,986

Air Freight & Logistics 0.2%
Deutsche Post AG (Registered)	150,200	5,356,118

Airlines 0.0%†
Deutsche Lufthansa AG (Registered)	35,099	862,360

Auto Components 0.1%
Continental AG	16,795	2,923,599
Schaeffler AG (Preference)	24,869	317,058

		3,240,657

Automobiles 1.0%
Bayerische Motoren Werke AG	50,318	4,532,388
Bayerische Motoren Werke AG (Preference)	8,279	649,816
Daimler AG (Registered)	137,051	8,633,290
Porsche Automobil Holding SE (Preference)	22,732	1,530,541
Volkswagen AG	5,177	900,131
Volkswagen AG (Preference)	28,174	4,945,811

		21,191,977

Banks 0.1%
Commerzbank AG*	158,030	1,646,856

Capital Markets 0.3%
Deutsche Bank AG (Registered)	301,577	3,439,246
Deutsche Boerse AG	29,510	3,953,902

		7,393,148

Chemicals 1.2%
BASF SE	139,077	12,359,863
Covestro AG Reg. S(b)	28,559	2,315,120
Evonik Industries AG	23,746	850,544
Fuchs Petrolub SE (Preference)	9,424	526,358
K+S AG (Registered)	29,875	627,007
LANXESS AG	13,587	995,099
Linde AG	28,005	6,622,956
Symrise AG	18,722	1,708,233

		26,005,180

Construction & Engineering 0.0%†
Hochtief AG	3,189	528,730

Construction Materials 0.1%
HeidelbergCement AG	22,092	1,726,863

Diversified Telecommunication Services 0.4%
Deutsche Telekom AG (Registered)*	501,452	8,080,829
Telefonica Deutschland Holding AG	115,730	489,235
United Internet AG (Registered)	18,260	863,931

		9,433,995

Electrical Equipment 0.0%†
OSRAM Licht AG	14,984	595,729

Food & Staples Retailing 0.0%†
METRO AG	30,105	471,703

Health Care Equipment & Supplies 0.1%
Sartorius AG (Preference)	5,298	859,867
Siemens Healthineers AG Reg. S*(b)	22,502	989,520

		1,849,387

Health Care Providers & Services 0.4%
Fresenius Medical Care AG & Co. KGaA	33,103	3,404,287
Fresenius SE & Co. KGaA	63,102	4,633,229

		8,037,516

Hotels, Restaurants & Leisure 0.0%†
TUI AG	65,400	1,253,365

Household Products 0.2%
Henkel AG & Co. KGaA	15,427	1,638,431
Henkel AG & Co. KGaA (Preference)	27,296	3,204,291

		4,842,722

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	30,122	926,263

Industrial Conglomerates 0.7%
Siemens AG (Registered)	115,974	14,849,763

Insurance 0.9%
Allianz SE (Registered)	66,663	14,850,354
Hannover Rueck SE	8,952	1,264,468
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	22,649	5,016,341

		21,131,163

Internet & Direct Marketing Retail 0.1%
Delivery Hero SE Reg. S*(b)	13,702	658,581
Zalando SE Reg. S*(b)	16,168	628,498

		1,287,079

IT Services 0.2%
Wirecard AG	17,427	3,774,058

Machinery 0.1%
GEA Group AG	27,204	969,034
KION Group AG	10,525	646,930
MAN SE	5,490	596,986

		2,212,950

Media 0.1%
Axel Springer SE	6,905	464,588
ProSiebenSat.1 Media SE	34,590	898,395

		1,362,983

Metals & Mining 0.1%
thyssenkrupp AG	64,692	1,634,230

Multi-Utilities 0.3%
E.ON SE	336,395	3,429,217
Innogy SE*	21,092	895,109
RWE AG	76,925	1,897,512

		6,221,838

Personal Products 0.1%
Beiersdorf AG	14,964	1,688,401

Pharmaceuticals 0.7%
Bayer AG (Registered)	141,226	12,545,580
Merck KGaA	19,187	1,982,611

		14,528,191

Real Estate Management & Development 0.3%
Deutsche Wohnen SE	52,652	2,525,673
Vonovia SE	74,354	3,632,712

		6,158,385

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
GERMANY (continued)
Semiconductors & Semiconductor Equipment 0.2%
Infineon Technologies AG	172,952	$3,929,540

Software 0.8%
SAP SE	148,817	18,315,101

Textiles, Apparel & Luxury Goods 0.4%
adidas AG	28,512	6,981,603
HUGO BOSS AG	10,215	786,564
Puma SE	1,236	609,900

		8,378,067

Trading Companies & Distributors 0.1%
Brenntag AG	22,936	1,415,642

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	6,793	600,202

Wireless Telecommunication Services 0.0%†
1&1 Drillisch AG	8,518	414,346

		205,003,494

HONG KONG 3.2%
Banks 0.2%
Bank of East Asia Ltd. (The)	193,340	716,958
Hang Seng Bank Ltd.	117,900	3,184,689

		3,901,647

Capital Markets 0.2%
Hong Kong Exchanges & Clearing Ltd.	177,000	5,029,434

Diversified Telecommunication Services 0.1%
HKT Trust & HKT Ltd.	592,220	814,172
PCCW Ltd.	681,000	396,747

		1,210,919

Electric Utilities 0.3%
CK Infrastructure Holdings Ltd.	108,000	855,507
CLP Holdings Ltd.	254,000	2,972,630
HK Electric Investments & HK Electric Investments Ltd. Reg. S(a)(b)	394,500	398,143
Power Assets Holdings Ltd.	206,000	1,430,848

		5,657,128

Equity Real Estate Investment Trusts (REITs) 0.1%
Link REIT	326,500	3,212,413

Food & Staples Retailing 0.0%†
Dairy Farm International Holdings Ltd.	50,400	453,508

Food Products 0.0%†
WH Group Ltd. Reg. S(b)	1,330,500	937,018

Gas Utilities 0.1%
Hong Kong & China Gas Co. Ltd.	1,425,297	2,820,918

Hotels, Restaurants & Leisure 0.2%
Galaxy Entertainment Group Ltd.	352,000	2,203,878
Melco Resorts & Entertainment Ltd., ADR	36,580	773,667
Shangri-La Asia Ltd.	222,833	331,183

		3,308,728

Household Durables 0.1%
Techtronic Industries Co. Ltd.	204,500	1,306,586

Industrial Conglomerates 0.4%
CK Hutchison Holdings Ltd.	411,516	4,718,408
Jardine Matheson Holdings Ltd.	28,900	1,807,984
Jardine Matheson Holdings Ltd.	3,400	213,330
Jardine Strategic Holdings Ltd.	29,500	1,067,605
Jardine Strategic Holdings Ltd.	3,400	123,411
NWS Holdings Ltd.	256,836	507,832

		8,438,570

Insurance 0.7%
AIA Group Ltd.	1,828,400	16,336,257

Real Estate Management & Development 0.7%
CK Asset Holdings Ltd.	384,016	2,865,642
Hang Lung Group Ltd.	146,000	388,043
Hang Lung Properties Ltd.	321,000	627,564
Henderson Land Development Co. Ltd.	196,069	985,176
Hongkong Land Holdings Ltd.	156,800	1,034,880
Hongkong Land Holdings Ltd.	17,800	117,760
Hysan Development Co. Ltd.	101,000	510,130
Kerry Properties Ltd.	104,500	354,511
New World Development Co. Ltd.	948,926	1,285,393
Sino Land Co. Ltd.	479,000	820,718
Sun Hung Kai Properties Ltd.	237,000	3,452,268
Swire Pacific Ltd., Class A	73,500	805,312
Swire Properties Ltd.	170,800	646,978
Wharf Holdings Ltd. (The)	196,500	532,076
Wharf Real Estate Investment Co. Ltd.	180,500	1,164,675
Wheelock & Co. Ltd.	117,000	701,891

		16,293,017

Road & Rail 0.1%
MTR Corp. Ltd.	215,500	1,130,250

Semiconductors & Semiconductor Equipment 0.0%†
ASM Pacific Technology Ltd.	44,200	450,067

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.(a)	917,600	205,172
Yue Yuen Industrial Holdings Ltd.	104,500	290,355

		495,527

		70,981,987

IRELAND 0.6%

Airlines 0.0%†
Ryanair Holdings plc*	5,286	80,515

Banks 0.1%
AIB Group plc	126,726	648,831
Bank of Ireland Group plc	145,817	1,116,402

		1,765,233

Construction Materials 0.2%
CRH plc	127,540	4,169,411
James Hardie Industries plc CHDI	65,509	989,116

		5,158,527

Containers & Packaging 0.1%
Smurfit Kappa Group plc	36,240	1,432,895

Food Products 0.1%
Kerry Group plc, Class A	24,527	2,711,188

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	12,869	1,098,113

Trading Companies & Distributors 0.1%
AerCap Holdings NV*	19,939	1,146,891

		13,393,362

ISRAEL 0.6%

Aerospace & Defense 0.0%†
Elbit Systems Ltd.	3,890	492,742

Banks 0.1%
Bank Hapoalim BM	158,319	1,157,155
Bank Leumi Le-Israel BM	214,864	1,415,200
Mizrahi Tefahot Bank Ltd.	24,085	421,566

		2,993,921

Chemicals 0.1%
Frutarom Industries Ltd.	5,913	611,982

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
ISRAEL (continued)
Chemicals (continued)
Israel Chemicals Ltd.	96,158	$588,562

		1,200,544

Diversified Telecommunication Services 0.0%†
Bezeq The Israeli Telecommunication Corp. Ltd.	316,495	363,754

Pharmaceuticals 0.2%
Teva Pharmaceutical Industries Ltd., ADR	148,564	3,200,069

Real Estate Management & Development 0.0%†
Azrieli Group Ltd.	7,744	397,414

Software 0.2%
Check Point Software Technologies Ltd.*	19,411	2,284,092
Nice Ltd.*	9,168	1,050,804

		3,334,896

		11,983,340

ITALY 1.9%
Aerospace & Defense 0.0%†
Leonardo SpA	55,288	666,314

Auto Components 0.0%†
Pirelli & C SpA Reg. S*(b)	59,587	499,474

Automobiles 0.1%
Ferrari NV	18,233	2,502,743

Banks 0.5%
Intesa Sanpaolo SpA	2,253,296	5,734,894
Mediobanca Banca di Credito Finanziario SpA	98,988	985,824
UniCredit SpA	303,637	4,552,393

		11,273,111

Beverages 0.0%†
Davide Campari-Milano SpA	92,040	783,550

Diversified Telecommunication Services 0.1%
Telecom Italia SpA*	2,569,684	1,496,742

Electric Utilities 0.3%
Enel SpA	1,226,264	6,266,187
Terna Rete Elettrica Nazionale SpA	208,874	1,113,247

		7,379,434

Electrical Equipment 0.1%
Prysmian SpA	34,641	804,247

Insurance 0.2%
Assicurazioni Generali SpA	180,908	3,119,174
Poste Italiane SpA Reg. S(b)	87,594	699,906

		3,819,080

Oil, Gas & Consumable Fuels 0.4%
Eni SpA	383,344	7,229,983
Snam SpA	363,515	1,511,506

		8,741,489

Pharmaceuticals 0.0%†
Recordati SpA	16,137	544,752

Textiles, Apparel & Luxury Goods 0.1%
Luxottica Group SpA	25,209	1,710,845
Moncler SpA(a)	26,653	1,146,855

		2,857,700

Transportation Infrastructure 0.1%
Atlantia SpA	73,809	1,528,371

		42,897,007

JAPAN 24.3%
Air Freight & Logistics 0.1%
SG Holdings Co. Ltd.	14,300	374,738
Yamato Holdings Co. Ltd.	46,000	1,412,464

		1,787,202

Airlines 0.1%
ANA Holdings, Inc.	17,500	611,301
Japan Airlines Co. Ltd.	18,686	671,701

		1,283,002

Auto Components 0.7%
Aisin Seiki Co. Ltd.	24,100	1,173,320
Bridgestone Corp.	90,800	3,431,404
Denso Corp.	67,400	3,558,444
Koito Manufacturing Co. Ltd.	15,200	996,910
NGK Spark Plug Co. Ltd.	22,800	664,388
NOK Corp.(a)	13,900	238,666
Stanley Electric Co. Ltd.	20,500	700,916
Sumitomo Electric Industries Ltd.	112,000	1,757,044
Sumitomo Rubber Industries Ltd.	26,300	394,747
Toyoda Gosei Co. Ltd.(a)	8,700	214,581
Toyota Industries Corp.	21,800	1,289,617
Yokohama Rubber Co. Ltd. (The)	19,100	411,779

		14,831,816

Automobiles 1.9%
Honda Motor Co. Ltd.	246,700	7,468,776
Isuzu Motors Ltd.	84,500	1,331,909
Mazda Motor Corp.(a)	84,480	1,014,430
Mitsubishi Motors Corp.	107,599	759,712
Nissan Motor Co. Ltd.(a)	356,500	3,337,277
Subaru Corp.	91,300	2,796,880
Suzuki Motor Corp.	52,900	3,030,710
Toyota Motor Corp.	345,894	21,459,881
Yamaha Motor Co. Ltd.	41,600	1,166,509

		42,366,084

Banks 1.6%
Aozora Bank Ltd.	19,900	711,068
Bank of Kyoto Ltd. (The)(a)	8,800	459,254
Chiba Bank Ltd. (The)	97,700	667,234
Concordia Financial Group Ltd.	163,000	799,037
Fukuoka Financial Group, Inc.	21,400	588,552
Japan Post Bank Co. Ltd.(a)	63,200	747,012
Mebuki Financial Group, Inc.	118,700	410,554
Mitsubishi UFJ Financial Group, Inc.	1,789,067	11,136,275
Mizuho Financial Group, Inc.	3,645,224	6,356,277
Resona Holdings, Inc.	308,500	1,733,044
Seven Bank Ltd.(a)	98,500	311,263
Shinsei Bank Ltd.	24,400	398,772
Shizuoka Bank Ltd. (The)	67,300	604,140
Sumitomo Mitsui Financial Group, Inc.	202,353	8,167,226
Sumitomo Mitsui Trust Holdings, Inc.	49,240	2,026,388
Yamaguchi Financial Group, Inc.	26,000	283,286

		35,399,382

Beverages 0.3%
Asahi Group Holdings Ltd.	54,000	2,341,006
Coca-Cola Bottlers Japan Holdings, Inc.	19,000	508,332
Kirin Holdings Co. Ltd.	126,700	3,246,570
Suntory Beverage & Food Ltd.	21,000	887,508

		6,983,416

Building Products 0.4%
AGC, Inc.	29,700	1,232,799
Daikin Industries Ltd.	38,000	5,059,651
LIXIL Group Corp.	40,900	787,743
TOTO Ltd.(a)	21,100	875,574

		7,955,767

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Capital Markets 0.3%
Daiwa Securities Group, Inc.	239,400	$1,453,222
Japan Exchange Group, Inc.	77,400	1,348,743
Nomura Holdings, Inc.	515,600	2,447,913
SBI Holdings, Inc.(a)	35,490	1,102,983

		6,352,861

Chemicals 1.1%
Air Water, Inc.	22,500	412,972
Asahi Kasei Corp.	187,400	2,842,516
Daicel Corp.	38,100	442,737
Hitachi Chemical Co. Ltd.	14,100	287,024
JSR Corp.	31,000	578,663
Kaneka Corp.(a)	8,600	397,355
Kansai Paint Co. Ltd.(a)	25,900	477,308
Kuraray Co. Ltd.	52,700	792,397
Mitsubishi Chemical Holdings Corp.	190,700	1,825,169
Mitsubishi Gas Chemical Co., Inc.	23,500	500,290
Mitsui Chemicals, Inc.	28,500	712,801
Nippon Paint Holdings Co. Ltd.	23,300	869,723
Nissan Chemical Corp.	18,700	987,770
Nitto Denko Corp.	24,500	1,836,802
Shin-Etsu Chemical Co. Ltd.	55,900	4,951,665
Showa Denko KK	20,400	1,126,193
Sumitomo Chemical Co. Ltd.	233,000	1,363,635
Taiyo Nippon Sanso Corp.	20,000	299,226
Teijin Ltd.	27,000	517,901
Toray Industries, Inc.	204,900	1,539,457
Tosoh Corp.	38,100	586,793

		23,348,397

Commercial Services & Supplies 0.2%
Dai Nippon Printing Co. Ltd.	39,800	925,655
Park24 Co. Ltd.	14,900	450,281
Secom Co. Ltd.	31,200	2,543,664
Sohgo Security Services Co. Ltd.	11,100	487,774
Toppan Printing Co. Ltd.	35,500	570,335

		4,977,709

Construction & Engineering 0.2%
JGC Corp.	29,000	665,275
Kajima Corp.	69,000	1,002,582
Obayashi Corp.	96,500	914,043
Shimizu Corp.	84,900	775,020
Taisei Corp.	32,000	1,459,128

		4,816,048

Construction Materials 0.0%†
Taiheiyo Cement Corp.	19,200	602,412

Consumer Finance 0.0%†
Acom Co. Ltd.(a)	59,900	241,448
AEON Financial Service Co. Ltd.	14,600	302,340
Credit Saison Co. Ltd.	20,800	339,055

		882,843

Containers & Packaging 0.0%†
Toyo Seikan Group Holdings Ltd.	20,400	423,259

Diversified Consumer Services 0.0%†
Benesse Holdings, Inc.	11,600	330,318

Diversified Financial Services 0.2%
Mitsubishi UFJ Lease & Finance Co. Ltd.	67,000	394,480
ORIX Corp.	203,400	3,297,376
Tokyo Century Corp.	6,400	397,660

		4,089,516

Diversified Telecommunication Services 0.2%
Nippon Telegraph & Telephone Corp.	105,128	4,748,922

Electric Utilities 0.3%
Chubu Electric Power Co., Inc.	90,000	1,361,361
Chugoku Electric Power Co., Inc. (The)(a)	43,300	556,388
Kansai Electric Power Co., Inc. (The)	104,500	1,574,761
Kyushu Electric Power Co., Inc.	59,600	719,211
Tohoku Electric Power Co., Inc.	67,200	911,978
Tokyo Electric Power Co. Holdings, Inc.*	215,200	1,056,474

		6,180,173

Electrical Equipment 0.4%
Fuji Electric Co. Ltd.	18,000	721,008
Mabuchi Motor Co. Ltd.	8,300	335,024
Mitsubishi Electric Corp.	271,900	3,724,634
Nidec Corp.	34,100	4,906,902

		9,687,568

Electronic Equipment, Instruments & Components 1.3%
Alps Electric Co. Ltd.(a)	29,900	759,623
Hamamatsu Photonics KK	21,400	852,237
Hirose Electric Co. Ltd.(a)	5,194	566,761
Hitachi High-Technologies Corp.	11,000	379,005
Hitachi Ltd.	146,800	4,988,497
Keyence Corp.	14,722	8,540,859
Kyocera Corp.	47,700	2,863,974
Murata Manufacturing Co. Ltd.	27,500	4,217,091
Nippon Electric Glass Co. Ltd.	11,100	349,038
Omron Corp.	28,600	1,208,178
Shimadzu Corp.	33,100	1,036,449
TDK Corp.(a)	19,200	2,094,595
Yaskawa Electric Corp.(a)	37,900	1,124,271
Yokogawa Electric Corp.(a)	35,200	744,676

		29,725,254

Entertainment 0.4%
DeNA Co. Ltd.	17,700	312,647
Konami Holdings Corp.(a)	12,900	505,342
Nexon Co. Ltd.*	68,800	899,507
Nintendo Co. Ltd.	17,200	6,277,871
Toho Co. Ltd.	18,200	571,134

		8,566,501

Equity Real Estate Investment Trusts (REITs) 0.3%
Daiwa House REIT Investment Corp.	251	574,144
Japan Prime Realty Investment Corp.	133	474,093
Japan Real Estate Investment Corp.	197	1,033,384
Japan Retail Fund Investment Corp.	411	745,529
Nippon Building Fund, Inc.	199	1,150,732
Nippon Prologis REIT, Inc.	249	492,886
Nomura Real Estate Master Fund, Inc.	559	764,746
United Urban Investment Corp.	457	717,210

		5,952,724

Food & Staples Retailing 0.4%
Aeon Co. Ltd.	90,600	2,183,215
FamilyMart UNY Holdings Co. Ltd.	9,600	996,882
Lawson, Inc.(a)	8,000	487,172
Seven & i Holdings Co. Ltd.	114,600	5,104,302
Sundrug Co. Ltd.	10,800	385,199
Tsuruha Holdings, Inc.	5,500	677,194

		9,833,964

Food Products 0.4%
Ajinomoto Co., Inc.	68,200	1,170,431
Calbee, Inc.(a)	13,000	427,633
Kikkoman Corp.(a)	22,100	1,315,145
MEIJI Holdings Co. Ltd.	18,580	1,247,828
NH Foods Ltd.	14,200	524,269
Nisshin Seifun Group, Inc.	31,323	686,561

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Food Products (continued)
Nissin Foods Holdings Co. Ltd.	8,100	$556,759
Toyo Suisan Kaisha Ltd.	15,000	581,591
Yakult Honsha Co. Ltd.	16,500	1,351,819
Yamazaki Baking Co. Ltd.	17,300	346,308

		8,208,344

Gas Utilities 0.1%
Osaka Gas Co. Ltd.	55,700	1,086,464
Toho Gas Co. Ltd.	12,600	479,432
Tokyo Gas Co. Ltd.	57,800	1,420,776

		2,986,672

Health Care Equipment & Supplies 0.5%
CYBERDYNE, Inc.*(a)	15,100	119,239
Hoya Corp.	57,300	3,401,666
Olympus Corp.	43,200	1,686,576
Sysmex Corp.	24,900	2,145,823
Terumo Corp.	45,300	2,683,867

		10,037,171

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	28,200	754,651
Medipal Holdings Corp.	25,500	532,225
Suzuken Co. Ltd.	12,020	570,200

		1,857,076

Health Care Technology 0.1%
M3, Inc.	64,400	1,460,234

Hotels, Restaurants & Leisure 0.2%
McDonald’s Holdings Co. Japan Ltd.	9,326	409,184
Oriental Land Co. Ltd.	29,800	3,116,327

		3,525,511

Household Durables 1.0%
Casio Computer Co. Ltd.(a)	29,300	478,959
Iida Group Holdings Co. Ltd.	23,100	410,963
Nikon Corp.	50,800	954,519
Panasonic Corp.	336,300	3,918,280
Rinnai Corp.	4,400	334,829
Sekisui Chemical Co. Ltd.	59,400	1,096,030
Sekisui House Ltd.	93,600	1,427,450
Sharp Corp.(a)	28,500	578,594
Sony Corp.	192,200	11,787,175

		20,986,799

Household Products 0.1%
Lion Corp.	31,300	695,291
Unicharm Corp.	59,900	1,978,482

		2,673,773

Independent Power and Renewable Electricity Producers 0.0%†
Electric Power Development Co. Ltd.	23,500	650,353

Industrial Conglomerates 0.2%
Keihan Holdings Co. Ltd.	14,000	534,741
Seibu Holdings, Inc.(a)	31,900	573,695
Toshiba Corp.*	100,400	2,901,919

		4,010,355

Insurance 0.8%
Dai-ichi Life Holdings, Inc.	160,100	3,332,979
Japan Post Holdings Co. Ltd.	233,800	2,781,951
MS&AD Insurance Group Holdings, Inc.	70,441	2,345,376
Sompo Holdings, Inc.	49,450	2,105,967
Sony Financial Holdings, Inc.	29,600	652,447
T&D Holdings, Inc.	84,400	1,392,711
Tokio Marine Holdings, Inc.	102,200	5,071,290

		17,682,721

Interactive Media & Services 0.1%
Kakaku.com, Inc.(a)	21,600	422,502

Yahoo Japan Corp.	445,200	1,602,550

		2,025,052

Internet & Direct Marketing Retail 0.1%
Rakuten, Inc.	139,200	1,066,810
ZOZO, Inc.	30,600	926,410

		1,993,220

IT Services 0.3%
Fujitsu Ltd.	29,200	2,079,753
Nomura Research Institute Ltd.	16,805	848,152
NTT Data Corp.	98,600	1,365,358
Obic Co. Ltd.	10,400	983,223
Otsuka Corp.	16,600	619,585

		5,896,071

Leisure Products 0.2%
Bandai Namco Holdings, Inc.	31,100	1,208,446
Sankyo Co. Ltd.	6,700	262,159
Sega Sammy Holdings, Inc.	29,000	427,619
Shimano, Inc.	11,000	1,772,886
Yamaha Corp.	20,600	1,091,426

		4,762,536

Machinery 1.3%
Amada Holdings Co. Ltd.	49,900	532,369
Daifuku Co. Ltd.(a)	15,200	774,872
FANUC Corp.	29,400	5,544,243
Hino Motors Ltd.	35,700	390,982
Hitachi Construction Machinery Co. Ltd.	14,700	491,602
Hoshizaki Corp.	8,800	910,977
IHI Corp.	22,399	848,654
JTEKT Corp.	28,700	420,043
Kawasaki Heavy Industries Ltd.	22,899	645,905
Komatsu Ltd.	141,000	4,290,585
Kubota Corp.	147,100	2,489,098
Kurita Water Industries Ltd.	13,300	387,198
Makita Corp.	33,300	1,668,123
MINEBEA MITSUMI, Inc.	59,400	1,077,344
MISUMI Group, Inc.	42,200	1,091,017
Mitsubishi Heavy Industries Ltd.(a)	44,700	1,726,257
Nabtesco Corp.	15,300	406,795
NGK Insulators Ltd.(a)	39,700	654,940
NSK Ltd.(a)	55,900	640,782
SMC Corp.	8,900	2,849,162
Sumitomo Heavy Industries Ltd.	15,500	553,154
THK Co. Ltd.	18,700	476,164

		28,870,266

Marine 0.1%
Mitsui OSK Lines Ltd.(a)	18,000	525,145
Nippon Yusen KK	26,300	494,637

		1,019,782

Media 0.1%
CyberAgent, Inc.	15,100	803,376
Dentsu, Inc.	32,101	1,484,715
Hakuhodo DY Holdings, Inc.	33,400	585,835

		2,873,926

Metals & Mining 0.3%
Hitachi Metals Ltd.	30,000	371,478
JFE Holdings, Inc.	77,500	1,769,403
Kobe Steel Ltd.(a)	45,300	402,789
Maruichi Steel Tube Ltd.	10,400	339,116
Mitsubishi Materials Corp.	16,700	497,913
Nippon Steel & Sumitomo Metal Corp.	112,844	2,386,968
Sumitomo Metal Mining Co. Ltd.	36,700	1,287,428

		7,055,095

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Multiline Retail 0.2%
Don Quijote Holdings Co. Ltd.	18,000	$910,910
Isetan Mitsukoshi Holdings Ltd.	53,460	656,474
J Front Retailing Co. Ltd.	36,000	558,277
Marui Group Co. Ltd.(a)	30,000	740,485
Ryohin Keikaku Co. Ltd.	3,700	1,099,290
Takashimaya Co. Ltd.	24,999	422,249

		4,387,685

Oil, Gas & Consumable Fuels 0.3%
Idemitsu Kosan Co. Ltd.	21,000	1,110,758
Inpex Corp.	152,500	1,898,143
JXTG Holdings, Inc.	484,939	3,657,478
Showa Shell Sekiyu KK	31,600	669,594

		7,335,973

Paper & Forest Products 0.0%†
Oji Holdings Corp.	138,000	1,001,987

Personal Products 0.6%
Kao Corp.	75,000	6,056,772
Kobayashi Pharmaceutical Co. Ltd.	7,300	537,103
Kose Corp.	4,800	914,569
Pola Orbis Holdings, Inc.	13,200	482,107
Shiseido Co. Ltd.	57,900	4,483,634

		12,474,185

Pharmaceuticals 1.4%
Astellas Pharma, Inc.	284,800	4,968,694
Chugai Pharmaceutical Co. Ltd.	33,200	2,133,209
Daiichi Sankyo Co. Ltd.	86,900	3,767,561
Eisai Co. Ltd.	37,600	3,661,004
Hisamitsu Pharmaceutical Co., Inc.	8,700	667,036
Kyowa Hakko Kirin Co. Ltd.	39,100	733,538
Mitsubishi Tanabe Pharma Corp.	37,600	628,996
Ono Pharmaceutical Co. Ltd.	60,500	1,711,443
Otsuka Holdings Co. Ltd.	58,000	2,923,988
Santen Pharmaceutical Co. Ltd.	55,100	873,556
Shionogi & Co. Ltd.	41,700	2,723,401
Sumitomo Dainippon Pharma Co. Ltd.(a)	24,400	560,260
Taisho Pharmaceutical Holdings Co. Ltd.	5,100	623,558
Takeda Pharmaceutical Co. Ltd.(a)	108,300	4,637,199

		30,613,443

Professional Services 0.3%
Persol Holdings Co. Ltd.	28,200	661,298
Recruit Holdings Co. Ltd.	167,700	5,593,261

		6,254,559

Real Estate Management & Development 0.6%
Aeon Mall Co. Ltd.	14,830	254,815
Daito Trust Construction Co. Ltd.	11,000	1,414,887
Daiwa House Industry Co. Ltd.	87,200	2,585,422
Hulic Co. Ltd.	41,700	409,306
Mitsubishi Estate Co. Ltd.	176,100	2,995,006
Mitsui Fudosan Co. Ltd.	137,000	3,243,035
Nomura Real Estate Holdings, Inc.	18,100	365,426
Sumitomo Realty & Development Co. Ltd.	53,000	1,903,116
Tokyo Tatemono Co. Ltd.	26,900	328,126
Tokyu Fudosan Holdings Corp.(a)	75,200	524,165

		14,023,304

Road & Rail 0.9%
Central Japan Railway Co.	22,000	4,581,075
East Japan Railway Co.	47,176	4,383,136
Hankyu Hanshin Holdings, Inc.	33,100	1,173,982
Keikyu Corp.	37,199	678,139
Keio Corp.	15,299	837,669
Keisei Electric Railway Co. Ltd.	20,100	707,724
Kintetsu Group Holdings Co. Ltd.	26,900	1,082,104
Kyushu Railway Co.	23,200	705,760
Nagoya Railroad Co. Ltd.(a)	28,999	718,189
Nippon Express Co. Ltd.	12,100	793,399
Odakyu Electric Railway Co. Ltd.(a)	43,800	1,036,376
Tobu Railway Co. Ltd.	30,300	896,010
Tokyu Corp.	72,200	1,320,418
West Japan Railway Co.	24,400	1,701,212

		20,615,193

Semiconductors & Semiconductor Equipment 0.3%
Disco Corp.	4,300	718,638
Renesas Electronics Corp.*	123,800	773,784
Rohm Co. Ltd.	14,000	1,014,999
SUMCO Corp.	35,400	512,147
Tokyo Electron Ltd.	24,000	3,294,244

		6,313,812

Software 0.1%
LINE Corp.*(a)	10,700	451,592
Oracle Corp. Japan	5,200	419,212
Trend Micro, Inc.	18,600	1,196,931

		2,067,735

Specialty Retail 0.4%
ABC-Mart, Inc.	5,000	278,114
Fast Retailing Co. Ltd.	9,000	4,573,152
Hikari Tsushin, Inc.	3,400	672,206
Nitori Holdings Co. Ltd.	11,900	1,706,615
Shimamura Co. Ltd.	2,800	265,460
USS Co. Ltd.	34,500	640,489
Yamada Denki Co. Ltd.(a)	94,500	478,231

		8,614,267

Technology Hardware, Storage & Peripherals 0.5%
Brother Industries Ltd.	32,500	641,837
Canon, Inc.	152,500	4,827,027
FUJIFILM Holdings Corp.	57,500	2,589,036
Konica Minolta, Inc.	72,700	773,135
NEC Corp.	40,500	1,119,228
Ricoh Co. Ltd.	105,100	1,128,707
Seiko Epson Corp.	38,800	661,935

		11,740,905

Textiles, Apparel & Luxury Goods 0.0%†
Asics Corp.	26,100	388,211

Tobacco 0.2%
Japan Tobacco, Inc.	167,600	4,375,562

Trading Companies & Distributors 0.9%
ITOCHU Corp.	216,900	3,971,432
Marubeni Corp.(a)	231,100	2,115,787
Mitsubishi Corp.	205,300	6,327,210
Mitsui & Co. Ltd.	250,600	4,453,299
Sumitomo Corp.	167,700	2,796,104
Toyota Tsusho Corp.	31,500	1,189,280

		20,853,112

Transportation Infrastructure 0.0%†
Japan Airport Terminal Co. Ltd.(a)	5,900	268,450
Kamigumi Co. Ltd.	17,000	374,714

		643,164

Wireless Telecommunication Services 1.2%
KDDI Corp.	268,500	7,418,758
NTT DOCOMO, Inc.	200,500	5,391,584
SoftBank Group Corp.	125,300	12,653,504

		25,463,846

		536,867,038

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
JERSEY 0.1%
Metals & Mining 0.1%
Randgold Resources Ltd.	13,975	$991,187

LUXEMBOURG 0.3%
Energy Equipment & Services 0.1%
Tenaris SA	72,034	1,208,382

Life Sciences Tools & Services 0.0%†
Eurofins Scientific SE	1,646	933,105

Media 0.1%
RTL Group SA	5,891	419,923
SES SA, FDR	55,673	1,221,177

		1,641,100

Metals & Mining 0.1%
ArcelorMittal	102,162	3,167,780

		6,950,367

MACAU 0.1%
Hotels, Restaurants & Leisure 0.1%
MGM China Holdings Ltd.	164,000	256,949
Sands China Ltd.	359,500	1,609,539
SJM Holdings Ltd.	357,000	325,484
Wynn Macau Ltd.	240,800	545,972

		2,737,944

MALTA 0.0%†
Diversified Financial Services 0.0%†
BGP Holdings plc*(c)(d)(e)	848,508	0

MEXICO 0.0%†
Metals & Mining 0.0%†
Fresnillo plc	35,850	383,195

NETHERLANDS 4.6%
Banks 0.4%
ABN AMRO Group NV, CVA Reg. S(b)	62,879	1,711,733
ING Groep NV	591,782	7,672,164

		9,383,897

Beverages 0.2%
Heineken Holding NV	17,104	1,548,763
Heineken NV	39,530	3,701,441

		5,250,204

Chemicals 0.3%
Akzo Nobel NV	38,632	3,612,021
Koninklijke DSM NV(a)	27,969	2,962,210

		6,574,231

Diversified Financial Services 0.0%†
EXOR NV	16,100	1,079,023

Diversified Telecommunication Services 0.1%
Koninklijke KPN NV	504,969	1,331,846

Food & Staples Retailing 0.2%
Koninklijke Ahold Delhaize NV	190,213	4,361,445

Health Care Equipment & Supplies 0.3%
Koninklijke Philips NV	142,168	6,474,939

Insurance 0.2%
Aegon NV	264,441	1,715,367
NN Group NV	45,527	2,028,102

		3,743,469

Oil, Gas & Consumable Fuels 2.0%
Koninklijke Vopak NV	10,702	527,043
Royal Dutch Shell plc, Class A	696,103	23,895,888
Royal Dutch Shell plc, Class B	567,146	19,847,599

		44,270,530

Professional Services 0.2%
Randstad NV	17,684	943,862
Wolters Kluwer NV	43,099	2,685,846

		3,629,708

Semiconductors & Semiconductor Equipment 0.7%
ASML Holding NV	62,118	11,599,422
NXP Semiconductors NV*	52,341	4,475,155

		16,074,577

		102,173,869

NEW ZEALAND 0.2%
Construction Materials 0.0%†
Fletcher Building Ltd.*	137,656	592,416

Diversified Telecommunication Services 0.0%†
Spark New Zealand Ltd.	289,536	777,125

Food Products 0.1%
a2 Milk Co. Ltd.*	108,976	812,631

Health Care Equipment & Supplies 0.1%
Fisher & Paykel Healthcare Corp. Ltd.	88,272	880,623

Health Care Providers & Services 0.0%†
Ryman Healthcare Ltd.	66,549	617,475

Independent Power and Renewable Electricity Producers 0.0%†
Meridian Energy Ltd.	167,614	364,989

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	133,015	643,654

		4,688,913

NORWAY 0.8%
Banks 0.1%
DNB ASA	145,081	3,052,448

Chemicals 0.1%
Yara International ASA	27,473	1,346,503

Diversified Telecommunication Services 0.1%
Telenor ASA	111,449	2,178,553

Food Products 0.1%
Marine Harvest ASA	61,852	1,432,863
Orkla ASA	127,199	1,074,603

		2,507,466

Insurance 0.0%†
Gjensidige Forsikring ASA	30,593	515,661

Media 0.0%†
Schibsted ASA, Class B	17,268	598,406

Metals & Mining 0.1%
Norsk Hydro ASA	199,648	1,198,456

Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA	16,094	682,968
Equinor ASA	175,767	4,954,704

		5,637,672

		17,035,165

PORTUGAL 0.2%
Electric Utilities 0.1%
EDP - Energias de Portugal SA	381,294	1,408,330

Food & Staples Retailing 0.0%†
Jeronimo Martins SGPS SA	34,414	506,819

Oil, Gas & Consumable Fuels 0.1%
Galp Energia SGPS SA	80,006	1,586,471

		3,501,620

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SINGAPORE 1.2%
Aerospace & Defense 0.0%†
Singapore Technologies Engineering Ltd.	261,600	$680,972

Airlines 0.0%†
Singapore Airlines Ltd.	85,566	609,483

Banks 0.6%
DBS Group Holdings Ltd.	266,400	5,070,340
Oversea-Chinese Banking Corp. Ltd.	468,500	3,917,656
United Overseas Bank Ltd.	199,200	3,936,458

		12,924,454

Capital Markets 0.0%†
Singapore Exchange Ltd.	134,500	724,816

Distributors 0.0%†
Jardine Cycle & Carriage Ltd.	13,966	326,690

Diversified Telecommunication Services 0.2%
Singapore Telecommunications Ltd.	1,258,250	2,979,000

Electronic Equipment, Instruments & Components 0.0%†
Venture Corp. Ltd.	40,700	524,495

Equity Real Estate Investment Trusts (REITs) 0.1%
Ascendas REIT	376,927	726,959
CapitaLand Commercial Trust	374,644	487,739
CapitaLand Mall Trust	366,100	596,135
Suntec REIT	308,400	435,256

		2,246,089

Food Products 0.1%
Golden Agri-Resources Ltd.	1,279,912	233,867
Wilmar International Ltd.	286,194	673,148

		907,015

Hotels, Restaurants & Leisure 0.0%†
Genting Singapore Ltd.	883,496	683,872

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	218,700	1,112,949
Sembcorp Industries Ltd.	191,000	431,051

		1,544,000

Media 0.0%†
Singapore Press Holdings Ltd.	208,000	436,547

Real Estate Management & Development 0.1%
CapitaLand Ltd.	382,797	942,292
City Developments Ltd.	61,200	407,326
UOL Group Ltd.	80,500	405,482

		1,755,100

Road & Rail 0.0%†
ComfortDelGro Corp. Ltd.	372,600	661,479

Transportation Infrastructure 0.0%†
SATS Ltd.	100,700	384,373

		27,388,385

SOUTH AFRICA 0.2%
Capital Markets 0.0%†
Investec plc	95,513	670,222

Health Care Providers & Services 0.0%†
Mediclinic International plc	50,181	280,270

Metals & Mining 0.2%
Anglo American plc(a)	161,897	3,626,416

		4,576,908

SPAIN 2.9%
Banks 1.1%
Banco Bilbao Vizcaya Argentaria SA	1,004,322	6,349,930
Banco de Sabadell SA	851,341	1,321,124
Banco Santander SA	2,443,426	12,212,188
Bankia SA	187,282	729,326
Bankinter SA	102,945	947,976
CaixaBank SA	557,931	2,534,019

		24,094,563

Biotechnology 0.1%
Grifols SA	44,283	1,245,930

Construction & Engineering 0.1%
ACS Actividades de Construccion y Servicios SA	39,051	1,654,794
Ferrovial SA	74,133	1,532,919

		3,187,713

Diversified Telecommunication Services 0.3%
Telefonica SA	705,648	5,561,236

Electric Utilities 0.4%
Endesa SA	47,153	1,018,095
Iberdrola SA	900,798	6,599,361
Red Electrica Corp. SA	64,260	1,342,993

		8,960,449

Electrical Equipment 0.0%†
Siemens Gamesa Renewable Energy SA*(a)	40,322	508,967

Gas Utilities 0.1%
Naturgy Energy Group SA	51,995	1,419,215

Insurance 0.0%†
Mapfre SA	162,399	506,681

IT Services 0.3%
Amadeus IT Group SA	66,492	6,170,149

Oil, Gas & Consumable Fuels 0.2%
Enagas SA	28,047	757,082
Repsol SA	208,495	4,154,882

		4,911,964

Specialty Retail 0.2%
Industria de Diseno Textil SA	165,043	4,990,543

Transportation Infrastructure 0.1%
Aena SME SA Reg. S(b)	10,620	1,836,945

		63,394,355

SWEDEN 2.7%
Banks 0.6%
Nordea Bank AB	461,939	5,029,634
Skandinaviska Enskilda Banken AB, Class A	242,447	2,704,573
Svenska Handelsbanken AB, Class A	236,552	2,984,721
Swedbank AB, Class A	139,529	3,455,470

		14,174,398

Building Products 0.1%
Assa Abloy AB, Class B	148,795	2,990,924

Commercial Services & Supplies 0.0%†
Securitas AB, Class B	49,987	869,740

Communications Equipment 0.2%
Telefonaktiebolaget LM Ericsson, Class B	470,082	4,162,247

Construction & Engineering 0.1%
Skanska AB, Class B	50,792	996,725

Diversified Financial Services 0.2%
Industrivarden AB, Class C	25,347	562,699
Investor AB, Class B	70,186	3,240,523
Kinnevik AB, Class B	35,344	1,067,370

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
SWEDEN (continued)
Diversified Financial Services (continued)
L E Lundbergforetagen AB, Class B	10,809	$364,085

		5,234,677

Diversified Telecommunication Services 0.1%
Telia Co. AB	417,832	1,917,836

Electronic Equipment, Instruments & Components 0.1%
Hexagon AB, Class B	38,378	2,247,265

Food & Staples Retailing 0.0%†
ICA Gruppen AB	10,296	326,747

Household Durables 0.1%
Electrolux AB Series B	35,715	785,623
Husqvarna AB, Class B	67,649	575,273

		1,360,896

Household Products 0.1%
Essity AB, Class B	94,472	2,372,694

Machinery 0.7%
Alfa Laval AB	43,589	1,180,362
Atlas Copco AB, Class A	103,488	2,979,201
Atlas Copco AB, Class B	57,930	1,544,022
Epiroc AB, Class A*	99,689	1,113,736
Epiroc AB, Class B*	57,930	596,187
Sandvik AB	173,869	3,085,880
SKF AB, Class B	58,453	1,151,925
Volvo AB, Class B	238,713	4,215,787

		15,867,100

Metals & Mining 0.1%
Boliden AB	40,604	1,130,332

Oil, Gas & Consumable Fuels 0.1%
Lundin Petroleum AB	27,792	1,060,815

Specialty Retail 0.1%
Hennes & Mauritz AB, Class B(a)	130,556	2,410,004

Tobacco 0.1%
Swedish Match AB	26,989	1,380,862

Wireless Telecommunication Services 0.0%†
Tele2 AB, Class B	52,763	633,985

		59,137,247

SWITZERLAND 8.7%
Beverages 0.0%†
Coca-Cola HBC AG*	31,233	1,062,614

Building Products 0.1%
Geberit AG (Registered)	5,499	2,548,249

Capital Markets 0.8%
Credit Suisse Group AG (Registered)*	387,928	5,821,684
Julius Baer Group Ltd.*	33,225	1,660,581
Partners Group Holding AG	2,721	2,156,725
UBS Group AG (Registered)*	581,151	9,165,345

		18,804,335

Chemicals 0.4%
Clariant AG (Registered)*	29,669	771,265
EMS-Chemie Holding AG (Registered)	1,227	730,562
Givaudan SA (Registered)	1,418	3,483,390
Sika AG (Registered)	19,919	2,896,570

		7,881,787

Construction Materials 0.2%
LafargeHolcim Ltd. (Registered)*	74,622	3,679,773

Diversified Financial Services 0.0%†
Pargesa Holding SA	6,483	520,304

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	3,845	1,744,940

Electrical Equipment 0.3%
ABB Ltd. (Registered)	278,633	6,593,185

Food Products 1.9%
Barry Callebaut AG (Registered)	306	579,264
Chocoladefabriken Lindt & Spruengli AG	155	1,086,178
Chocoladefabriken Lindt & Spruengli AG (Registered)	15	1,229,979
Nestle SA (Registered)	471,247	39,257,742

		42,153,163

Health Care Equipment & Supplies 0.1%
Sonova Holding AG (Registered)	8,440	1,679,251
Straumann Holding AG (Registered)	1,533	1,152,313

		2,831,564

Insurance 0.7%
Baloise Holding AG (Registered)	7,350	1,119,922
Swiss Life Holding AG (Registered)*	5,140	1,946,209
Swiss Re AG	47,918	4,419,103
Zurich Insurance Group AG	22,830	7,208,992

		14,694,226

Life Sciences Tools & Services 0.2%
Lonza Group AG (Registered)*	11,436	3,899,733

Machinery 0.1%
Schindler Holding AG	6,045	1,505,106
Schindler Holding AG (Registered)	2,904	700,072

		2,205,178

Marine 0.1%
Kuehne + Nagel International AG (Registered)	8,017	1,269,037

Metals & Mining 0.3%
Glencore plc*	1,743,831	7,517,143

Pharmaceuticals 2.5%
Novartis AG (Registered)	328,344	28,289,605
Roche Holding AG	106,383	25,742,484
Vifor Pharma AG	6,778	1,175,043

		55,207,132

Professional Services 0.2%
Adecco Group AG (Registered)	24,138	1,266,111
SGS SA (Registered)	793	2,086,085

		3,352,196

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	11,491	979,083

Semiconductors & Semiconductor Equipment 0.1%
STMicroelectronics NV	101,733	1,850,699

Software 0.1%
Temenos AG (Registered)*	8,971	1,452,921

Specialty Retail 0.0%†
Dufry AG (Registered)*(a)	5,330	600,219

Textiles, Apparel & Luxury Goods 0.4%
Cie Financiere Richemont SA (Registered)	78,790	6,414,517
Swatch Group AG (The)	4,578	1,818,422
Swatch Group AG (The) (Registered)	8,353	650,348

		8,883,287

Trading Companies & Distributors 0.1%
Ferguson plc	35,170	2,983,479

		192,714,247

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
UNITED ARAB EMIRATES 0.0%†
Health Care Providers & Services 0.0%†
NMC Health plc	15,489	$684,836

UNITED KINGDOM 14.1%
Aerospace & Defense 0.4%
BAE Systems plc	485,412	3,981,369
Meggitt plc	118,344	873,061
Rolls-Royce Holdings plc*	254,189	3,267,655

		8,122,085

Air Freight & Logistics 0.0%†
Royal Mail plc	133,609	829,985

Airlines 0.1%
easyJet plc	24,296	415,560
International Consolidated Airlines Group SA	92,109	788,299

		1,203,859

Automobiles 0.1%
Fiat Chrysler Automobiles NV*	165,180	2,896,566

Banks 2.1%
Barclays plc	2,574,017	5,754,864
HSBC Holdings plc	3,030,102	26,450,854
Lloyds Banking Group plc	10,959,545	8,457,353
Royal Bank of Scotland Group plc	712,837	2,304,541
Standard Chartered plc	429,832	3,559,689

		46,527,301

Beverages 0.7%
Coca-Cola European Partners plc	32,909	1,496,372
Diageo plc	372,520	13,192,555

		14,688,927

Capital Markets 0.4%
3i Group plc	144,427	1,769,936
Hargreaves Lansdown plc	43,185	1,256,628
London Stock Exchange Group plc	48,179	2,878,261
Schroders plc	18,455	743,505
St James’s Place plc	80,885	1,204,367

		7,852,697

Chemicals 0.1%
Croda International plc	19,506	1,320,842
Johnson Matthey plc	28,731	1,332,194

		2,653,036

Commercial Services & Supplies 0.0%†
Babcock International Group plc	40,206	378,857
G4S plc	232,820	733,401

		1,112,258

Diversified Financial Services 0.1%
Standard Life Aberdeen plc	397,803	1,583,919

Diversified Telecommunication Services 0.2%
BT Group plc	1,289,868	3,784,147

Electric Utilities 0.1%
SSE plc	156,941	2,342,975

Electrical Equipment 0.1%
Melrose Industries plc	719,073	1,870,691

Energy Equipment & Services 0.0%†
John Wood Group plc	103,942	1,045,320

Equity Real Estate Investment Trusts (REITs) 0.2%
British Land Co. plc (The)	147,106	1,181,789
Hammerson plc	117,758	700,453
Land Securities Group plc	110,054	1,266,104
Segro plc	148,889	1,236,996

		4,385,342

Food & Staples Retailing 0.3%
J Sainsbury plc	271,961	1,139,707
Tesco plc	1,475,645	4,609,518
Wm Morrison Supermarkets plc	338,348	1,143,406

		6,892,631

Food Products 0.1%
Associated British Foods plc	52,887	1,578,177

Health Care Equipment & Supplies 0.1%
ConvaTec Group plc Reg. S(b)	205,424	621,697
Smith & Nephew plc	136,157	2,481,346

		3,103,043

Hotels, Restaurants & Leisure 0.5%
Compass Group plc	240,140	5,339,471
GVC Holdings plc	80,741	966,548
InterContinental Hotels Group plc	26,795	1,667,850
Merlin Entertainments plc Reg. S(b)	117,697	613,696
Whitbread plc	27,230	1,673,162

		10,260,727

Household Durables 0.2%
Barratt Developments plc	150,297	1,110,025
Berkeley Group Holdings plc	19,281	923,977
Persimmon plc	45,817	1,411,030
Taylor Wimpey plc	485,740	1,085,589

		4,530,621

Household Products 0.4%
Reckitt Benckiser Group plc	101,800	9,299,865

Industrial Conglomerates 0.1%
DCC plc	13,242	1,200,742
Smiths Group plc	58,748	1,145,054

		2,345,796

Insurance 0.9%
Admiral Group plc	32,692	885,575
Aviva plc	612,418	3,901,708
Direct Line Insurance Group plc	209,963	885,519
Legal & General Group plc	915,553	3,125,114
Prudential plc	392,954	9,010,866
RSA Insurance Group plc	155,039	1,160,874

		18,969,656

Interactive Media & Services 0.0%†
Auto Trader Group plc Reg. S(b)	133,462	776,861

Machinery 0.1%
CNH Industrial NV	151,833	1,821,065
Weir Group plc (The)	36,127	830,093

		2,651,158

Media 0.5%
Informa plc	186,165	1,847,660
ITV plc	537,830	1,105,551
Pearson plc	119,801	1,387,124
Sky plc	158,600	3,573,979
WPP plc	194,322	2,840,689

		10,755,003

Multiline Retail 0.1%
Marks & Spencer Group plc	232,060	872,590
Next plc	21,700	1,552,724

		2,425,314

Multi-Utilities 0.3%
Centrica plc	835,998	1,686,327
National Grid plc	512,568	5,285,285

		6,971,612

Oil, Gas & Consumable Fuels 1.0%
BP plc	3,016,098	23,140,510

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Paper & Forest Products 0.1%
Mondi plc	54,518	$1,492,730

Personal Products 1.0%
Unilever NV, CVA	233,790	13,018,382
Unilever plc	184,935	10,156,817

		23,175,199

Pharmaceuticals 1.4%
AstraZeneca plc	191,759	14,939,240
GlaxoSmithKline plc	750,775	15,041,714

		29,980,954

Professional Services 0.5%
Experian plc	141,536	3,635,012
Intertek Group plc	23,959	1,557,775
RELX plc	162,808	3,425,612
RELX plc*	148,303	3,115,727

		11,734,126

Software 0.1%
Micro Focus International plc	64,976	1,203,978
Sage Group plc (The)	160,524	1,225,701

		2,429,679

Specialty Retail 0.0%†
Kingfisher plc	321,663	1,080,995

Textiles, Apparel & Luxury Goods 0.1%
Burberry Group plc	63,347	1,663,563

Tobacco 1.0%
British American Tobacco plc	347,305	16,214,357
Imperial Brands plc	144,458	5,024,044

		21,238,401

Trading Companies & Distributors 0.2%
Ashtead Group plc	74,112	2,352,155
Bunzl plc	51,244	1,610,728
Travis Perkins plc	40,162	556,950

		4,519,833

Water Utilities 0.1%
Severn Trent plc	35,546	856,033
United Utilities Group plc	101,456	930,330

		1,786,363

Wireless Telecommunication Services 0.4%
Vodafone Group plc	4,052,425	8,688,274

		312,390,199

UNITED STATES 0.5%
Biotechnology 0.4%
Shire plc	138,700	8,368,099

Hotels, Restaurants & Leisure 0.1%
Carnival plc	27,459	1,705,519

Life Sciences Tools & Services 0.0%†
QIAGEN NV*	35,655	1,349,501

		11,423,119

Total Common Stocks (cost $1,825,535,231)		2,183,106,766

Rights 0.0%†

	Number of Rights	Value

AUSTRALIA 0.0%†
Multiline Retail 0.0%†
Harvey Norman Holdings Ltd., expiring at an exercise price of $2.50 on 10/15/2018*	4,532	$2,621

Total Rights (cost $—)		2,621

Repurchase Agreements 1.5%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $2,000,848, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $2,040,000.(f)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $2,000,840, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $2,040,000.(f)	2,000,000	2,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $2,000,856, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $2,040,748.(f)	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $10,742,379, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $10,955,154.(f)	10,740,347	10,740,347
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $3,001,272, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $3,060,742.(f)	3,000,000	3,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $2,000,852, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $2,040,373.(f)	2,000,000	2,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $5,000,938, collateralized by U.S. Government Treasury Securities, ranging from 1.75% - 4.75%, maturing 5/15/2023 - 2/15/2043; total market value $5,100,001.(f)	$5,000,000	$5,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $7,001,354, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $7,140,001.(f)	7,000,000	7,000,000

Total Repurchase Agreements (cost $33,740,347)		33,740,347

Total Investments (cost $1,859,275,578) — 100.3%		2,216,849,734
Liabilities in excess of other assets — (0.3)%		(6,208,104)

NET ASSETS — 100.0%		$2,210,641,630

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $62,579,181, which was collateralized by cash used to purchase repurchase agreements with a total value of $33,740,347 and by $31,152,737 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 7.63%, and maturity dates ranging from 10/11/2018 – 11/15/2047, a total value of $64,893,084.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $15,292,674 which represents 0.69% of net assets.

(c)	Fair valued security.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(e)	Value determined using significant unobservable inputs.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $33,740,347.
†	Amount rounds to less than 0.1%.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

ADR	American Depositary Receipt
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S – Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	233	12/2018	EUR	9,162,670	123,953
FTSE 100 Index	59	12/2018	GBP	5,757,163	145,104
SGX Nikkei 225 Index	57	12/2018	JPY	6,056,438	400,433
SPI 200 Index	25	12/2018	AUD	2,798,333	4,106

					673,596

At September 30, 2018 the fund had $1,246,346 segregated as collateral with the broker for open futures contracts.

Currency:

AUD	Australian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$666,314	$32,062,891	$—	$32,729,205
Air Freight & Logistics	—	8,500,611	—	8,500,611
Airlines	—	4,039,219	—	4,039,219
Auto Components	—	25,179,588	—	25,179,588
Automobiles	—	73,771,117	—	73,771,117
Banks	—	238,271,421	—	238,271,421
Beverages	1,496,372	46,902,866	—	48,399,238
Biotechnology	—	20,988,582	—	20,988,582
Building Products	—	16,803,587	—	16,803,587
Capital Markets	3,953,902	50,290,263	—	54,244,165
Chemicals	1,845,643	85,032,546	—	86,878,189
Commercial Services & Supplies	—	11,458,691	—	11,458,691
Communications Equipment	—	8,915,995	—	8,915,995
Construction & Engineering	528,730	19,482,509	—	20,011,239
Construction Materials	—	13,008,727	—	13,008,727
Consumer Finance	—	882,843	—	882,843
Containers & Packaging	—	3,552,529	—	3,552,529
Distributors	—	326,690	—	326,690
Diversified Consumer Services	—	330,318	—	330,318
Diversified Financial Services	—	16,659,297	—	16,659,297
Diversified Telecommunication Services	1,353,166	44,786,187	—	46,139,353
Electric Utilities	—	37,367,991	—	37,367,991
Electrical Equipment	—	31,588,897	—	31,588,897
Electronic Equipment, Instruments & Components	—	33,151,655	—	33,151,655

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

	Level 1(a)(b)	Level 2(a)(b)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$—	$2,253,702	$—	$2,253,702
Entertainment	—	13,890,736	—	13,890,736
Equity Real Estate Investment Trusts (REITs)	—	32,689,849	—	32,689,849
Food & Staples Retailing	—	35,560,228	—	35,560,228
Food Products	—	67,034,096	—	67,034,096
Gas Utilities	—	8,493,828	—	8,493,828
Health Care Equipment & Supplies	989,520	33,057,798	—	34,047,318
Health Care Providers & Services	—	13,811,446	—	13,811,446
Health Care Technology	—	1,460,234	—	1,460,234
Hotels, Restaurants & Leisure	773,667	30,798,541	—	31,572,208
Household Durables	—	28,783,886	—	28,783,886
Household Products	—	19,189,054	—	19,189,054
Independent Power and Renewable Electricity Producers	—	1,941,605	—	1,941,605
Industrial Conglomerates	2,875,589	28,312,895	—	31,188,484
Insurance	699,906	118,185,108	—	118,885,014
Interactive Media & Services	—	3,320,138	—	3,320,138
Internet & Direct Marketing Retail	—	3,280,299	—	3,280,299
IT Services	—	21,565,210	—	21,565,210
Leisure Products	—	4,762,536	—	4,762,536
Life Sciences Tools & Services	—	6,182,339	—	6,182,339
Machinery	1,615,964	56,853,127	—	58,469,091
Marine	—	4,452,530	—	4,452,530
Media	1,362,983	19,764,884	—	21,127,867
Metals & Mining	—	66,165,403	—	66,165,403
Multiline Retail	—	7,009,070	—	7,009,070
Multi-Utilities	3,429,217	17,637,084	—	21,066,301
Oil, Gas & Consumable Fuels	—	131,911,916	—	131,911,916
Paper & Forest Products	—	7,288,498	—	7,288,498
Personal Products	1,688,401	44,871,208	—	46,559,609
Pharmaceuticals	3,200,069	163,074,519	—	166,274,588
Professional Services	3,115,727	25,300,314	—	28,416,041
Real Estate Management & Development	4,667,592	36,217,886	—	40,885,478
Road & Rail	—	25,862,175	—	25,862,175
Semiconductors & Semiconductor Equipment	4,475,155	24,143,540	—	28,618,695
Software	20,599,193	9,979,919	—	30,579,112
Specialty Retail	—	17,696,028	—	17,696,028
Technology Hardware, Storage & Peripherals	—	11,740,905	—	11,740,905
Textiles, Apparel & Luxury Goods	8,378,067	39,617,135	—	47,995,202
Tobacco	—	26,994,825	—	26,994,825
Trading Companies & Distributors	2,562,533	29,061,933	—	31,624,466
Transportation Infrastructure	600,202	11,042,993	—	11,643,195
Water Utilities	—	1,786,363	—	1,786,363
Wireless Telecommunication Services	—	35,828,051	—	35,828,051

Total Common Stocks	$70,877,912	$2,112,228,854	$—	$2,183,106,766

Futures Contracts	673,596	—	—	673,596
Repurchase Agreements	—	33,740,347	—	33,740,347
Rights	2,621	—	—	2,621

Total	$71,554,129	$2,145,969,201	$—	$2,217,523,330

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended September 30, 2018, there were three transfers of international common stocks from Level 1 to Level 2. The market value at the time of the transfer was $3,085,546. The investments were previously valued using the last quoted sales price from the local exchange on which they traded, resulting in the Level 1 classification. At September 30, 2018, the Fund valued these securities using the last quoted sales price and applied a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification.

(b)

During the period ended September 30, 2018, there were twenty transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $41,572,260. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the period ended September 30, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT International Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and foreign currencies. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$673,596

Total		$673,596

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Conservative Fund

Investment Companies 73.6%

	Shares	Value
Equity Funds 17.5%
Nationwide Ziegler Equity Income Fund, Class R6(a)	895,939	$14,057,276
NVIT Emerging Markets Fund, Class Y(a)	869,798	10,576,749
NVIT International Index Fund, Class Y(a)	4,145,334	42,323,864
NVIT Mid Cap Index Fund, Class Y(a)	414,196	10,545,427
NVIT S&P 500 Index Fund, Class Y(a)	2,259,926	42,464,003
NVIT Small Cap Index Fund, Class Y(a)	261,027	3,521,258

Total Equity Funds (cost $110,599,035)		123,488,577

Fixed Income Funds 56.1%
Nationwide Core Plus Bond Fund, Class R6(a)	7,915,125	78,043,136
Nationwide Inflation-Protected Securities Fund, Class R6(a)	3,686,612	35,391,477
NVIT Bond Index Fund, Class Y(a)	20,091,294	205,333,020
NVIT Short Term Bond Fund, Class Y(a)	7,541,341	77,826,635

Total Fixed Income Funds (cost $411,327,448)		396,594,268

Total Investment Companies (cost $521,926,483)		520,082,845

Exchange Traded Funds 2.5%

	Shares	Value
Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	274,228	7,143,639
Nationwide Risk-Based U.S. Equity ETF(a)	380,524	10,619,740

Total Exchange Traded Funds (cost $16,430,978)		17,763,379

Investment Contract 24.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$169,806,655	169,806,655

Total Investment Contract (cost $169,806,655)		169,806,655

Total Investments (cost $708,164,116) — 100.1%		707,652,879
Liabilities in excess of other assets — (0.1)%		(358,879)

NET ASSETS — 100.0%		$707,294,000

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,763,379	$—	$—	$17,763,379
Investment Companies	520,082,845	—	—	520,082,845
Investment Contract	—	—	169,806,655	169,806,655

Total	$537,846,224	$—	$169,806,655	$707,652,879

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$180,231,539	$180,231,539
Purchases*	12,898,600	12,898,600
Sales	(23,323,484)	(23,323,484)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$169,806,655	$169,806,655

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Aggressive Fund

Investment Companies 92.5%

	Shares	Value
Equity Funds 84.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	203,467	$3,192,393
NVIT Emerging Markets Fund, Class Y(a)	1,693,504	20,593,011
NVIT International Index Fund, Class Y(a)	8,089,434	82,593,118
NVIT Mid Cap Index Fund, Class Y(a)	1,806,572	45,995,314
NVIT S&P 500 Index Fund, Class Y(a)	5,304,333	99,668,424
NVIT Small Cap Index Fund, Class Y(a)	462,488	6,238,961

Total Equity Funds (cost $202,011,354)		258,281,221

Fixed Income Funds 8.1%
Nationwide Core Plus Bond Fund, Class R6(a)	1,254,455	12,368,928
NVIT Bond Index Fund, Class Y(a)	1,205,637	12,321,609

Total Fixed Income Funds (cost $25,557,607)		24,690,537

Total Investment Companies (cost $227,568,961)		282,971,758

Exchange Traded Funds 5.6%

	Shares	Value
Equity Funds 5.6%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	369,206	10,923,550
Nationwide Risk-Based International Equity ETF(a)	235,622	6,137,953

Total Exchange Traded Funds (cost $15,151,577)		17,061,503

Investment Contract 2.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$6,232,405	6,232,405

Total Investment Contract (cost $6,232,405)		6,232,405

Total Investments (cost $248,952,943) — 100.1%		306,265,666
Liabilities in excess of other assets — (0.1)%		(220,301)

NET ASSETS — 100.0%		$306,045,365

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$17,061,503	$—	$—	$17,061,503
Investment Companies	282,971,758	—	—	282,971,758
Investment Contract	—	—	6,232,405	6,232,405

Total	$300,033,261	$—	$6,232,405	$306,265,666

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$6,190,802	$6,190,802
Purchases*	540,976	540,976
Sales	(499,373)	(499,373)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$6,232,405	$6,232,405

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Balanced Fund

Investment Companies 83.4%

	Shares	Value
Equity Funds 47.3%
Nationwide Ziegler Equity Income Fund, Class R6(a)	4,148,418	$65,088,671
NVIT Emerging Markets Fund, Class Y(a)	3,049,534	37,082,336
NVIT International Index Fund, Class Y(a)	27,217,360	277,889,249
NVIT Mid Cap Index Fund, Class Y(a)	3,517,807	89,563,373
NVIT S&P 500 Index Fund, Class Y(a)	14,198,681	266,793,208
NVIT Small Cap Index Fund, Class Y(a)	1,867,487	25,192,394

Total Equity Funds (cost $640,256,819)		761,609,231

Fixed Income Funds 36.1%
Nationwide Core Plus Bond Fund, Class R6(a)	13,206,730	130,218,357
NVIT Bond Index Fund, Class Y(a)	36,142,895	369,380,387
NVIT Short Term Bond Fund, Class Y(a)	7,898,086	81,508,245

Total Fixed Income Funds (cost $606,740,698)		581,106,989

Total Investment Companies (cost $1,246,997,517)		1,342,716,220

Exchange Traded Funds 2.5%

	Shares	Value
Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	616,952	16,071,600
Nationwide Risk-Based U.S. Equity ETF(a)	904,319	25,237,915

Total Exchange Traded Funds (cost $38,083,831)		41,309,515

Investment Contract 14.1%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$226,536,170	226,536,170

Total Investment Contract (cost $226,536,170)		226,536,170

Total Investments (cost $1,511,617,518) — 100.0%		1,610,561,905
Liabilities in excess of other assets — 0.0%†		(779,434)

NET ASSETS — 100.0%		$1,609,782,471

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Balanced Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$41,309,515	$—	$—	$41,309,515
Investment Companies	1,342,716,220	—	—	1,342,716,220
Investment Contract	—	—	226,536,170	226,536,170

Total	$1,384,025,735	$—	$226,536,170	$1,610,561,905

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Balanced Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$230,226,133	$230,226,133
Purchases*	6,778,265	6,778,265
Sales	(10,468,228)	(10,468,228)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$226,536,170	$226,536,170

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Investment Companies 78.8%

	Shares	Value
Equity Funds 45.1%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,174,525	$18,428,297
NVIT Emerging Markets Fund, Class Y(a)	881,836	10,723,122
NVIT International Index Fund, Class Y(a)	7,646,578	78,071,558
NVIT Mid Cap Index Fund, Class Y(a)	975,273	24,830,443
NVIT S&P 500 Index Fund, Class Y(a)	4,070,029	76,475,838
NVIT Small Cap Index Fund, Class Y(a)	498,759	6,728,258

Total Equity Funds (cost $192,308,316)		215,257,516

Fixed Income Funds 33.7%
Nationwide Core Plus Bond Fund, Class R6(a)	3,628,357	35,775,600
NVIT Bond Index Fund, Class Y(a)	10,015,797	102,361,444
NVIT Short Term Bond Fund, Class Y(a)	2,170,687	22,401,488

Total Fixed Income Funds (cost $166,556,542)		160,538,532

Total Investment Companies (cost $358,864,858)		375,796,048

Exchange Traded Funds 2.4%

	Shares	Value
Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF(a)	173,768	4,526,657
Nationwide Risk-Based U.S. Equity ETF(a)	248,341	6,930,750

Total Exchange Traded Funds (cost $10,582,175)		11,457,407

Investment Contract 13.2%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$62,789,664	62,789,664

Total Investment Contract (cost $62,789,664)		62,789,664

Total Investments (cost $432,236,697) — 94.4%		450,043,119
Other assets in excess of liabilities — 5.6%		26,646,124

NET ASSETS — 100.0%		$476,689,243

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	357	12/2018	USD	35,262,675	579,758
Russell 2000 E-Mini Index	80	12/2018	USD	6,803,200	(82,339)
S&P 500 E-Mini Index	209	12/2018	USD	30,503,550	263,109
S&P Midcap 400 E-Mini Index	59	12/2018	USD	11,948,680	(102,391)

					658,137

At September 30, 2018, the Fund has $3,982,330 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$11,457,407	$—	$—	$11,457,407
Futures Contracts	842,867	—	—	842,867
Investment Companies	375,796,048	—	—	375,796,048
Investment Contract	—	—	62,789,664	62,789,664

Total Assets	$388,096,322	$—	$62,789,664	$450,885,986

Liabilities:
Futures Contracts	$(184,730)	$—	$—	$(184,730)

Total Liabilities	$(184,730)	$—	$—	$(184,730)

Total	$387,911,592	$—	$62,789,664	$450,701,256

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$61,679,940	$61,679,940
Purchases*	3,594,895	3,594,895
Sales	(2,485,171)	(2,485,171)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$62,789,664	$62,789,664

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth & Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$842,867

Total		$842,867

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(184,730)

Total		$(184,730)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Investment Companies 82.9%

	Shares	Value
Equity Funds 54.8%
Nationwide Ziegler Equity Income Fund, Class R6(a)	2,073,881	$32,539,191
NVIT Emerging Markets Fund, Class Y(a)	2,907,629	35,356,771
NVIT International Index Fund, Class Y(a)	19,549,086	199,596,166
NVIT Mid Cap Index Fund, Class Y(a)	2,713,742	69,091,867
NVIT S&P 500 Index Fund, Class Y(a)	13,937,907	261,893,267
NVIT Small Cap Index Fund, Class Y(a)	1,174,292	15,841,196

Total Equity Funds (cost $541,868,017)		614,318,458

Fixed Income Funds 28.1%
Nationwide Core Plus Bond Fund, Class R6(a)	7,475,326	73,706,712
NVIT Bond Index Fund, Class Y(a)	20,507,343	209,585,046
NVIT Short Term Bond Fund, Class Y(a)	3,066,625	31,647,575

Total Fixed Income Funds (cost $326,580,923)		314,939,333

Total Investment Companies (cost $868,448,940)		929,257,791

Exchange Traded Funds 2.4%

	Shares	Value
Equity Funds 2.4%
Nationwide Risk-Based International Equity ETF(a)	406,712	10,594,848
Nationwide Risk-Based U.S. Equity ETF(a)	582,871	16,266,880

Total Exchange Traded Funds (cost $24,826,214)		26,861,728

Investment Contract 9.4%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$105,602,207	105,602,207

Total Investment Contract (cost $105,602,207)		105,602,207

Total Investments (cost $998,877,361) — 94.7%		1,061,721,726
Other assets in excess of liabilities — 5.3%		59,972,014

NET ASSETS — 100.0%		$1,121,693,740

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	1,043	12/2018	USD	103,022,325	1,665,200
Russell 2000 E-Mini Index	214	12/2018	USD	18,198,560	(220,801)
S&P 500 E-Mini Index	712	12/2018	USD	103,916,400	856,080
S&P Midcap 400 E-Mini Index	167	12/2018	USD	33,820,840	(301,796)

					1,998,683

At September 30, 2018 the Fund has $12,180,520 segregated as collateral with the broker for open futures contracts.

Currency:

USD    United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$26,861,728	$—	$—	$26,861,728
Futures Contracts	2,521,280	—	—	2,521,280
Investment Companies	929,257,791	—	—	929,257,791
Investment Contract	—	—	105,602,207	105,602,207

Total Assets	$958,640,799	$—	$105,602,207	$1,064,243,006

Liabilities:
Futures Contracts	$(522,597)	$—	$—	$(522,597)

Total Liabilities	$(522,597)	$—	$—	$(522,597)

Total	$958,118,202	$—	$105,602,207	$1,063,720,409

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$99,855,669	$99,855,669
Purchases*	8,214,844	8,214,844
Sales	(2,468,306)	(2,468,306)
Change in Unrealized Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$105,602,207	$105,602,207

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

Financial futures contracts (“futures contracts”) are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount. The Fund is subject to equity risk in the normal course of pursuing its objective(s) in two respects. First, the Fund has set a baseline target equity exposure of 60%, which is represented by the Fund’s allocations to underlying equity funds. Second, the Fund enters into stock index futures contracts in order to increase or decrease the baseline equity exposure consistent with NFA’s view of current equity market conditions. Through the use of these futures contracts, the Fund may increase its equity exposure to a maximum of 80% or to a minimum of 0% of the Fund’s assets.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Managed Growth Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,521,280

Total		$2,521,280

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(522,597)

Total		$(522,597)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderate Fund

Investment Companies 87.4%

	Shares	Value
Equity Funds 57.3%
Nationwide Ziegler Equity Income Fund, Class R6(a)	5,201,416	$81,610,210
NVIT Emerging Markets Fund, Class Y(a)	7,303,107	88,805,786
NVIT International Index Fund, Class Y(a)	49,697,080	507,407,182
NVIT Mid Cap Index Fund, Class Y(a)	6,905,041	175,802,351
NVIT S&P 500 Index Fund, Class Y(a)	34,425,369	646,852,684
NVIT Small Cap Index Fund, Class Y(a)	3,074,309	41,472,423

Total Equity Funds (cost $1,138,734,054)		1,541,950,636

Fixed Income Funds 30.1%
Nationwide Core Plus Bond Fund, Class R6(a)	19,286,123	190,161,177
NVIT Bond Index Fund, Class Y(a)	52,515,039	536,703,697
NVIT Short Term Bond Fund, Class Y(a)	7,937,868	81,918,798

Total Fixed Income Funds (cost $844,278,408)		808,783,672

Total Investment Companies (cost $1,983,012,462)		2,350,734,308

Exchange Traded Funds 2.5%

	Shares	Value
Equity Funds 2.5%
Nationwide Risk-Based International Equity ETF(a)	1,041,540	27,132,117
Nationwide Risk-Based U.S. Equity ETF(a)	1,494,948	41,721,308

Total Exchange Traded Funds (cost $63,501,905)		68,853,425

Investment Contract 10.1%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$270,327,343	270,327,343

Total Investment Contract (cost $270,327,343)		270,327,343

Total Investments (cost $2,316,841,710) — 100.0%		2,689,915,076
Liabilities in excess of other assets — 0.0%†		(1,330,287)

NET ASSETS — 100.0%		$2,688,584,789

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.
†	Amount rounds to less than 0.1%.

ETF    Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$68,853,425	$—	$—	$68,853,425
Investment Companies	2,350,734,308	—	—	2,350,734,308
Investment Contract	—	—	270,327,343	270,327,343

Total	$2,419,587,733	$—	$270,327,343	$2,689,915,076

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderate Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$286,310,484	$286,310,484
Purchases*	8,786,646	8,786,646
Sales	(24,769,787)	(24,769,787)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$270,327,343	$270,327,343

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

Investment Companies 91.4%

	Shares	Value
Equity Funds 74.3%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,547,124	$24,274,370
NVIT Emerging Markets Fund, Class Y(a)	3,626,597	44,099,416
NVIT International Index Fund, Class Y(a)	28,505,022	291,036,270
NVIT Mid Cap Index Fund, Class Y(a)	5,338,413	135,915,993
NVIT S&P 500 Index Fund, Class Y(a)	18,847,716	354,148,575
NVIT Small Cap Index Fund, Class Y(a)	1,809,582	24,411,262

Total Equity Funds (cost $634,719,401)		873,885,886

Fixed Income Funds 17.1%
Nationwide Core Plus Bond Fund, Class R6(a)	6,048,277	59,636,007
NVIT Bond Index Fund, Class Y(a)	13,790,662	140,940,565

Total Fixed Income Funds (cost $210,566,467)		200,576,572

Total Investment Companies (cost $845,285,868)		1,074,462,458

Exchange Traded Funds 5.6%

	Shares	Value
Equity Funds 5.6%
Nationwide Maximum Diversification U.S. Core Equity ETF(a)	1,424,611	42,149,396
Nationwide Risk-Based International Equity ETF(a)	903,791	23,543,755

Total Exchange Traded Funds (cost $58,291,145)		65,693,151

Investment Contract 3.1%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$35,898,605	35,898,605

Total Investment Contract (cost $35,898,605)		35,898,605

Total Investments (cost $939,475,618) — 100.1%		1,176,054,214
Liabilities in excess of other assets — (0.1)%		(594,856)

NET ASSETS — 100.0%		$1,175,459,358

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF	Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$65,693,151	$—	$—	$65,693,151
Investment Companies	1,074,462,458	—	—	1,074,462,458
Investment Contract	—	—	35,898,605	35,898,605

Total	$1,140,155,609	$—	$35,898,605	$1,176,054,214

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Aggressive Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$36,881,368	$36,881,368
Purchases*	1,138,920	1,138,920
Sales	(2,121,683)	(2,121,683)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$35,898,605	$35,898,605

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

Investment Companies 81.5%

	Shares	Value
Equity Funds 37.4%
Nationwide Ziegler Equity Income Fund, Class R6(a)	1,681,639	$26,384,917
NVIT Emerging Markets Fund, Class Y(a)	1,005,121	12,222,270
NVIT International Index Fund, Class Y(a)	11,076,794	113,094,062
NVIT Mid Cap Index Fund, Class Y(a)	1,544,252	39,316,668
NVIT S&P 500 Index Fund, Class Y(a)	6,534,433	122,781,993
NVIT Small Cap Index Fund, Class Y(a)	987,794	13,325,335

Total Equity Funds (cost $261,646,032)		327,125,245

Fixed Income Funds 44.1%
Nationwide Core Plus Bond Fund, Class R6(a)	8,035,297	79,228,029
Nationwide Inflation-Protected Securities Fund, Class R6(a)	2,758,490	26,481,504
NVIT Bond Index Fund, Class Y(a)	21,413,442	218,845,382
NVIT Short Term Bond Fund, Class Y(a)	5,953,520	61,440,329

Total Fixed Income Funds (cost $401,090,203)		385,995,244

Total Investment Companies (cost $662,736,235)		713,120,489

Exchange Traded Funds 2.6%

	Shares	Value
Equity Funds 2.6%
Nationwide Risk-Based International Equity ETF(a)	340,006	8,857,156
Nationwide Risk-Based U.S. Equity ETF(a)	479,797	13,390,271

Total Exchange Traded Funds (cost $20,525,511)		22,247,427

Investment Contract 16.0%

	Principal Amount	Value
Nationwide Contract, 2.70%(a)(b)(c)(d)	$140,291,173	140,291,173

Total Investment Contract (cost $140,291,173)		140,291,173

Total Investments (cost $823,552,919) — 100.1%		875,659,089
Liabilities in excess of other assets — (0.1)%		(484,096)

NET ASSETS — 100.0%		$875,174,993

(a)	Investment in affiliate.
(b)

The Nationwide Contract is issued by Nationwide Life Insurance Company. The interest rate changes quarterly. The security is restricted and has been deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited.

(c)	Value determined using significant unobservable inputs.
(d)	Fair valued security.

ETF    Exchange Traded Fund

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Exchange Traded Funds	$22,247,427	$—	$—	$22,247,427
Investment Companies	713,120,489	—	—	713,120,489
Investment Contract	—	—	140,291,173	140,291,173

Total	$735,367,916	$—	$140,291,173	$875,659,089

Amounts designated as “—” are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Investor Destinations Moderately Conservative Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Investment Contract	Total
Balance as of 12/31/2017	$148,996,282	$148,996,282
Purchases*	4,107,090	4,107,090
Sales	(12,812,199)	(12,812,199)
Change in Net Appreciation/Depreciation	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$140,291,173	$140,291,173

Amounts designated as “—” are zero or have been rounded to zero.

*	Purchases include reinvestment of income and realized gain distributions, as applicable.

The following table represents the Fund’s Level 3 financial instrument, the valuation technique used to measure the fair value of this financial instrument, and the significant unobservable inputs and the ranges of values for those inputs.

Instrument	Principal Valuation Technique	Unobservable Inputs	Significant Input Values*
Nationwide Contract	Discounted Cash Flow	Daily Transactions	daily
		Interest Rate	2.70%
		Redemption Feature	daily
		Non Assignment Feature	daily
		Termination Feature	daily

*

NFA can increase or redeem all or a portion of the Fund’s investment in the Nationwide Contract on a daily basis at par for any reason without imposition of any sales charge or market value adjustment. The Fund cannot assign or transfer its interest in the Nationwide Contract to any party. If the Fund transferred its interest in the Nationwide Contract, the issuer would terminate the arrangement and pay the Fund the amount of its holding as of the termination date. The Fund or the issuer has the ability to terminate their investment in the Nationwide Contract at their discretion. The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news or the credit rating of the issuer.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Common Stocks 80.1%

	Shares	Value
Aerospace & Defense 2.2%
Arconic, Inc.	23,391	$514,836
Boeing Co. (The)	29,112	10,826,753
General Dynamics Corp.	15,128	3,097,004
Harris Corp.	6,536	1,105,957
Huntington Ingalls Industries, Inc.(a)	2,450	627,396
L3 Technologies, Inc.	4,320	918,518
Lockheed Martin Corp.	13,478	4,662,849
Northrop Grumman Corp.	9,457	3,001,368
Raytheon Co.	15,497	3,202,610
Rockwell Collins, Inc.	9,041	1,269,989
Textron, Inc.	13,364	955,125
TransDigm Group, Inc.*(a)	2,685	999,625
United Technologies Corp.	40,934	5,722,983

		36,905,013

Air Freight & Logistics 0.5%
CH Robinson Worldwide, Inc.	7,666	750,655
Expeditors International of Washington, Inc.	9,617	707,138
FedEx Corp.	13,216	3,182,280
United Parcel Service, Inc., Class B	37,713	4,402,993

		9,043,066

Airlines 0.4%
Alaska Air Group, Inc.	6,785	467,215
American Airlines Group, Inc.(a)	22,037	910,789
Delta Air Lines, Inc.	34,090	1,971,425
Southwest Airlines Co.	27,921	1,743,667
United Continental Holdings, Inc.*	12,340	1,099,000

		6,192,096

Auto Components 0.1%
Aptiv plc	14,576	1,222,926
BorgWarner, Inc.	11,467	490,558
Goodyear Tire & Rubber Co. (The)(a)	13,204	308,842

		2,022,326

Automobiles 0.3%
Ford Motor Co.	215,480	1,993,190
General Motors Co.	72,268	2,433,263
Harley-Davidson, Inc.	9,163	415,084

		4,841,537

Banks 4.7%
Bank of America Corp.	506,322	14,916,246
BB&T Corp.	41,976	2,037,515
Citigroup, Inc.	137,111	9,836,343
Citizens Financial Group, Inc.	25,620	988,163
Comerica, Inc.	9,465	853,743
Fifth Third Bancorp	35,872	1,001,546
Huntington Bancshares, Inc.(a)	60,832	907,614
JPMorgan Chase & Co.	183,238	20,676,576
KeyCorp(a)	58,447	1,162,511
M&T Bank Corp.	7,764	1,277,489
People’s United Financial, Inc.	19,152	327,882
PNC Financial Services Group, Inc. (The)	25,232	3,436,346
Regions Financial Corp.	59,422	1,090,394
SunTrust Banks, Inc.(a)	24,936	1,665,475
SVB Financial Group*	2,916	906,380
US Bancorp	83,288	4,398,439
Wells Fargo & Co.	236,218	12,415,618
ZB NA	10,924	547,839

		78,446,119

Beverages 1.3%
Brown-Forman Corp., Class B	8,930	451,411
Coca-Cola Co. (The)	208,527	9,631,862
Constellation Brands, Inc., Class A	9,096	1,961,280
Molson Coors Brewing Co., Class B(a)	10,187	626,501
Monster Beverage Corp.*(a)	21,473	1,251,446
PepsiCo, Inc.	77,038	8,612,848

		22,535,348

Biotechnology 2.1%
AbbVie, Inc.	82,470	7,800,013
Alexion Pharmaceuticals, Inc.*	12,061	1,676,600
Amgen, Inc.	35,248	7,306,558
Biogen, Inc.*	10,952	3,869,451
Celgene Corp.*	38,222	3,420,487
Gilead Sciences, Inc.	70,548	5,447,011
Incyte Corp.*(a)	9,686	669,109
Regeneron Pharmaceuticals, Inc.*(a)	4,257	1,719,998
Vertex Pharmaceuticals, Inc.*	13,871	2,673,496

		34,582,723

Building Products 0.2%
Allegion plc(a)	5,228	473,500
AO Smith Corp.	7,987	426,266
Fortune Brands Home & Security, Inc.	8,033	420,608
Johnson Controls International plc	50,990	1,784,650
Masco Corp.	17,093	625,604

		3,730,628

Capital Markets 2.2%
Affiliated Managers Group, Inc.	2,990	408,793
Ameriprise Financial, Inc.	7,649	1,129,451
Bank of New York Mellon Corp. (The)	49,650	2,531,654
BlackRock, Inc.	6,676	3,146,599
Cboe Global Markets, Inc.(a)	6,193	594,280
Charles Schwab Corp. (The)(a)	65,335	3,211,215
CME Group, Inc.	18,503	3,149,396
E*TRADE Financial Corp.*	14,534	761,436
Franklin Resources, Inc.(a)	16,245	494,011
Goldman Sachs Group, Inc. (The)	19,097	4,282,311
Intercontinental Exchange, Inc.	31,105	2,329,454
Invesco Ltd.	22,614	517,408
Jefferies Financial Services, Inc.	16,692	366,556
Moody’s Corp.	9,192	1,536,903
Morgan Stanley	72,062	3,355,927
MSCI, Inc.	4,901	869,487
Nasdaq, Inc.(a)	6,434	552,037
Northern Trust Corp.	12,262	1,252,318
Raymond James Financial, Inc.	7,147	657,881
S&P Global, Inc.	13,655	2,668,051
State Street Corp.	20,885	1,749,745
T. Rowe Price Group, Inc.	13,330	1,455,369

		37,020,282

Chemicals 1.4%
Air Products & Chemicals, Inc.	12,067	2,015,792
Albemarle Corp.(a)	6,098	608,459
CF Industries Holdings, Inc.	12,847	699,391
DowDuPont, Inc.	125,675	8,082,159
Eastman Chemical Co.	7,859	752,264
Ecolab, Inc.(a)	13,784	2,161,056
FMC Corp.(a)	7,405	645,568
International Flavors & Fragrances, Inc.	4,345	604,476
LyondellBasell Industries NV, Class A	17,287	1,772,090
Mosaic Co. (The)(a)	19,308	627,124

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
PPG Industries, Inc.(a)	13,080	$1,427,420
Praxair, Inc.	15,606	2,508,352
Sherwin-Williams Co. (The)	4,532	2,063,012

		23,967,163

Commercial Services & Supplies 0.3%
Cintas Corp.	4,805	950,477
Copart, Inc.*	10,889	561,110
Republic Services, Inc.	11,707	850,631
Rollins, Inc.	4,312	261,695
Stericycle, Inc.*	4,712	276,500
Waste Management, Inc.	21,369	1,930,903

		4,831,316

Communications Equipment 0.9%
Arista Networks, Inc.*(a)	2,789	741,484
Cisco Systems, Inc.	249,113	12,119,347
F5 Networks, Inc.*	3,364	670,849
Juniper Networks, Inc.	19,221	576,053
Motorola Solutions, Inc.	8,926	1,161,630

		15,269,363

Construction & Engineering 0.1%
Fluor Corp.	7,739	449,636
Jacobs Engineering Group, Inc.	6,635	507,577
Quanta Services, Inc.*	8,236	274,918

		1,232,131

Construction Materials 0.1%
Martin Marietta Materials, Inc.	3,466	630,639
Vulcan Materials Co.(a)	7,277	809,202

		1,439,841

Consumer Finance 0.5%
American Express Co.	38,396	4,088,790
Capital One Financial Corp.	25,961	2,464,478
Discover Financial Services	18,520	1,415,854
Synchrony Financial	36,751	1,142,221

		9,111,343

Containers & Packaging 0.2%
Avery Dennison Corp.	4,846	525,064
Ball Corp.(a)	19,226	845,752
International Paper Co.	22,039	1,083,217
Packaging Corp. of America	5,194	569,730
Sealed Air Corp.	8,872	356,211
WestRock Co.	14,119	754,519

		4,134,493

Distributors 0.1%
Genuine Parts Co.	8,078	802,953
LKQ Corp.*	17,537	555,397

		1,358,350

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	11,517	296,563

Diversified Financial Services 1.4%
Berkshire Hathaway, Inc., Class B*	106,290	22,757,752

Diversified Telecommunication Services 1.6%
AT&T, Inc.	395,781	13,290,326
CenturyLink, Inc.	51,213	1,085,716
Verizon Communications, Inc.	225,170	12,021,826

		26,397,868

Electric Utilities 1.4%
Alliant Energy Corp.	12,743	542,470
American Electric Power Co., Inc.	27,115	1,921,911
Duke Energy Corp.	38,693	3,096,214
Edison International	17,937	1,213,976
Entergy Corp.	9,955	807,649
Evergy, Inc.	14,931	820,011
Eversource Energy	17,445	1,071,821
Exelon Corp.	52,382	2,286,998
FirstEnergy Corp.(a)	26,590	988,350
NextEra Energy, Inc.	25,648	4,298,605
PG&E Corp.*	28,431	1,308,110
Pinnacle West Capital Corp.	6,162	487,907
PPL Corp.	38,485	1,126,071
Southern Co. (The)(a)	55,017	2,398,741
Xcel Energy, Inc.	28,014	1,322,541

		23,691,375

Electrical Equipment 0.4%
AMETEK, Inc.	12,749	1,008,701
Eaton Corp. plc	23,484	2,036,767
Emerson Electric Co.	34,111	2,612,221
Rockwell Automation, Inc.(a)	6,648	1,246,633

		6,904,322

Electronic Equipment, Instruments & Components 0.3%
Amphenol Corp., Class A	16,595	1,560,262
Corning, Inc.	43,812	1,546,564
FLIR Systems, Inc.	7,554	464,344
IPG Photonics Corp.*(a)	2,069	322,909
TE Connectivity Ltd.	18,858	1,658,184

		5,552,263

Energy Equipment & Services 0.6%
Baker Hughes a GE Co.	22,924	775,519
Halliburton Co.	47,673	1,932,187
Helmerich & Payne, Inc.	5,994	412,207
National Oilwell Varco, Inc.	21,031	906,015
Schlumberger Ltd.	75,292	4,586,789
TechnipFMC plc	23,894	746,688

		9,359,405

Entertainment 1.2%
Activision Blizzard, Inc.	41,431	3,446,645
Electronic Arts, Inc.*	16,517	1,990,133
Take-Two Interactive Software, Inc.*	6,296	868,785
Twenty-First Century Fox, Inc., Class A	57,211	2,650,586
Twenty-First Century Fox, Inc., Class B	26,566	1,217,254
Viacom, Inc., Class B	19,432	656,024
Walt Disney Co. (The)(a)	81,021	9,474,596

		20,304,023

Equity Real Estate Investment Trusts (REITs) 2.1%
Alexandria Real Estate Equities, Inc.	5,831	733,482
American Tower Corp.	23,956	3,480,807
Apartment Investment & Management Co., Class A	8,663	382,298
AvalonBay Communities, Inc.	7,609	1,378,370
Boston Properties, Inc.	8,498	1,046,019
Crown Castle International Corp.	22,509	2,505,927
Digital Realty Trust, Inc.	11,338	1,275,298
Duke Realty Corp.	19,656	557,641
Equinix, Inc.	4,374	1,893,461
Equity Residential	20,271	1,343,157
Essex Property Trust, Inc.	3,636	897,038
Extra Space Storage, Inc.	6,744	584,300
Federal Realty Investment Trust	4,031	509,801

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
HCP, Inc.	25,863	$680,714
Host Hotels & Resorts, Inc.	40,812	861,133
Iron Mountain, Inc.	15,494	534,853
Kimco Realty Corp.	23,391	391,565
Macerich Co. (The)	5,977	330,468
Mid-America Apartment Communities, Inc.	6,264	627,528
Prologis, Inc.	34,142	2,314,486
Public Storage	8,248	1,663,044
Realty Income Corp.	16,008	910,695
Regency Centers Corp.	9,196	594,705
SBA Communications Corp.*	6,341	1,018,555
Simon Property Group, Inc.	16,793	2,968,163
SL Green Realty Corp.	4,868	474,776
UDR, Inc.	14,731	595,574
Ventas, Inc.	19,616	1,066,718
Vornado Realty Trust	9,527	695,471
Welltower, Inc.	20,478	1,317,145
Weyerhaeuser Co.	41,675	1,344,852

		34,978,044

Food & Staples Retailing 1.2%
Costco Wholesale Corp.	23,868	5,606,116
Kroger Co. (The)	43,001	1,251,759
Sysco Corp.	26,387	1,932,848
Walgreens Boots Alliance, Inc.	45,838	3,341,590
Walmart, Inc.	78,149	7,338,972

		19,471,285

Food Products 0.9%
Archer-Daniels-Midland Co.	30,784	1,547,512
Campbell Soup Co.(a)	10,593	388,021
Conagra Brands, Inc.	21,664	735,926
General Mills, Inc.(a)	32,962	1,414,729
Hershey Co. (The)(a)	7,693	784,686
Hormel Foods Corp.(a)	14,867	585,760
JM Smucker Co. (The)(a)	6,253	641,620
Kellogg Co.	13,980	978,880
Kraft Heinz Co. (The)(a)	34,217	1,885,699
McCormick & Co., Inc. (Non-Voting)	6,677	879,695
Mondelez International, Inc., Class A	79,698	3,423,826
Tyson Foods, Inc., Class A	16,383	975,280

		14,241,634

Health Care Equipment & Supplies 2.6%
Abbott Laboratories(a)	95,524	7,007,641
ABIOMED, Inc.*	2,462	1,107,284
Align Technology, Inc.*	4,038	1,579,746
Baxter International, Inc.	26,932	2,076,188
Becton Dickinson and Co.	14,545	3,796,245
Boston Scientific Corp.*	75,096	2,891,196
Cooper Cos., Inc. (The)	2,699	748,028
Danaher Corp.	33,470	3,636,850
DENTSPLY SIRONA, Inc.	12,521	472,543
Edwards Lifesciences Corp.*	11,345	1,975,165
Hologic, Inc.*(a)	15,030	615,929
IDEXX Laboratories, Inc.*	4,782	1,193,874
Intuitive Surgical, Inc.*	6,182	3,548,468
Medtronic plc	73,541	7,234,228
ResMed, Inc.	7,858	906,342
Stryker Corp.(a)	16,858	2,995,329
Varian Medical Systems, Inc.*(a)	5,038	563,903
Zimmer Biomet Holdings, Inc.	11,191	1,471,281

		43,820,240

Health Care Providers & Services 2.7%
Aetna, Inc.	17,779	3,606,470
AmerisourceBergen Corp.	8,970	827,214
Anthem, Inc.	14,133	3,873,149
Cardinal Health, Inc.(a)	17,104	923,616
Centene Corp.*	11,295	1,635,290
Cigna Corp.	13,212	2,751,399
CVS Health Corp.(a)	55,371	4,358,805
DaVita, Inc.*	7,146	511,868
Envision Healthcare Corp.*	6,669	304,973
Express Scripts Holding Co.*	30,532	2,900,845
HCA Healthcare, Inc.	14,628	2,035,047
Henry Schein, Inc.*(a)	8,479	720,969
Humana, Inc.	7,476	2,530,776
Laboratory Corp. of America Holdings*(a)	5,632	978,166
McKesson Corp.	10,797	1,432,222
Quest Diagnostics, Inc.	7,477	806,843
UnitedHealth Group, Inc.	52,457	13,955,660
Universal Health Services, Inc., Class B	4,797	613,249
WellCare Health Plans, Inc.*	2,728	874,297

		45,640,858

Health Care Technology 0.1%
Cerner Corp.*(a)	18,097	1,165,628

Hotels, Restaurants & Leisure 1.3%
Carnival Corp.	22,350	1,425,260
Chipotle Mexican Grill, Inc.*(a)	1,346	611,784
Darden Restaurants, Inc.	6,815	757,760
Hilton Worldwide Holdings, Inc.	16,350	1,320,753
Marriott International, Inc., Class A	15,611	2,061,120
McDonald’s Corp.	42,243	7,066,832
MGM Resorts International	28,203	787,146
Norwegian Cruise Line Holdings Ltd.*	11,380	653,553
Royal Caribbean Cruises Ltd.	9,244	1,201,165
Starbucks Corp.	73,367	4,170,180
Wynn Resorts Ltd.	5,304	673,926
Yum! Brands, Inc.	17,165	1,560,470

		22,289,949

Household Durables 0.3%
DR Horton, Inc.	18,907	797,497
Garmin Ltd.	6,608	462,890
Leggett & Platt, Inc.(a)	7,227	316,470
Lennar Corp., Class A(a)	15,998	746,947
Mohawk Industries, Inc.*	3,491	612,147
Newell Brands, Inc.(a)	24,562	498,609
PulteGroup, Inc.(a)	14,461	358,199
Whirlpool Corp.	3,552	421,800

		4,214,559

Household Products 1.1%
Church & Dwight Co., Inc.	13,707	813,785
Clorox Co. (The)(a)	7,130	1,072,423
Colgate-Palmolive Co.	47,139	3,155,956
Kimberly-Clark Corp.	18,848	2,141,887
Procter & Gamble Co. (The)	135,635	11,288,901

		18,472,952

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.(a)	36,411	509,754
NRG Energy, Inc.	16,468	615,903

		1,125,657

Industrial Conglomerates 1.2%
3M Co.	31,939	6,729,866
General Electric Co.	472,982	5,339,967

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Common Stocks (continued)

	Shares	Value
Industrial Conglomerates (continued)
Honeywell International, Inc.	40,432	$6,727,885
Roper Technologies, Inc.	5,680	1,682,473

		20,480,191

Insurance 1.8%
Aflac, Inc.	41,602	1,958,206
Allstate Corp. (The)	18,752	1,850,822
American International Group, Inc.(a)	48,219	2,567,180
Aon plc	13,152	2,022,515
Arthur J Gallagher & Co.	10,035	747,005
Assurant, Inc.(a)	2,917	314,890
Brighthouse Financial, Inc.*	6,594	291,719
Chubb Ltd.	25,172	3,363,986
Cincinnati Financial Corp.(a)	8,224	631,686
Everest Re Group Ltd.	2,256	515,428
Hartford Financial Services Group, Inc. (The)	19,716	985,011
Lincoln National Corp.	12,040	814,626
Loews Corp.	15,257	766,359
Marsh & McLennan Cos., Inc.	27,388	2,265,535
MetLife, Inc.	53,988	2,522,319
Principal Financial Group, Inc.	14,663	859,105
Progressive Corp. (The)	31,620	2,246,285
Prudential Financial, Inc.	22,617	2,291,554
Torchmark Corp.	5,814	504,016
Travelers Cos., Inc. (The)	14,499	1,880,665
Unum Group	12,178	475,795
Willis Towers Watson plc	7,258	1,022,943

		30,897,650

Interactive Media & Services 3.7%
Alphabet, Inc., Class A*	16,296	19,670,576
Alphabet, Inc., Class C*	16,786	20,033,587
Facebook, Inc., Class A*	131,491	21,625,010
Twitter, Inc.*	39,312	1,118,819

		62,447,992

Internet & Direct Marketing Retail 3.7%
Amazon.com, Inc.*	22,344	44,755,032
Booking Holdings, Inc.*	2,583	5,124,672
eBay, Inc.*	51,438	1,698,482
Expedia Group, Inc.	6,654	868,214
Netflix, Inc.*	23,722	8,875,112
TripAdvisor, Inc.*	5,899	301,262

		61,622,774

IT Services 3.9%
Accenture plc, Class A	34,877	5,936,065
Akamai Technologies, Inc.*	9,393	687,098
Alliance Data Systems Corp.(a)	2,654	626,769
Automatic Data Processing, Inc.	23,811	3,587,365
Broadridge Financial Solutions, Inc.	6,515	859,654
Cognizant Technology Solutions Corp., Class A	31,480	2,428,682
DXC Technology Co.	15,196	1,421,130
Fidelity National Information Services, Inc.(a)	17,816	1,943,191
Fiserv, Inc.*	21,927	1,806,346
FleetCor Technologies, Inc.*	4,763	1,085,202
Gartner, Inc.*(a)	5,023	796,146
Global Payments, Inc.(a)	8,783	1,118,954
International Business Machines Corp.	49,707	7,516,196
Mastercard, Inc., Class A	49,711	11,066,166
Paychex, Inc.(a)	17,603	1,296,461
PayPal Holdings, Inc.*	64,425	5,659,092
Total System Services, Inc.	9,273	915,616
VeriSign, Inc.*	5,845	935,901
Visa, Inc., Class A	96,837	14,534,265
Western Union Co. (The)(a)	25,364	483,438

		64,703,737

Leisure Products 0.1%
Hasbro, Inc.	6,438	676,762
Mattel, Inc.*(a)	18,938	297,327

		974,089

Life Sciences Tools & Services 0.8%
Agilent Technologies, Inc.	17,614	1,242,491
Illumina, Inc.*	7,983	2,930,240
IQVIA Holdings, Inc.*	8,910	1,155,983
Mettler-Toledo International, Inc.*(a)	1,398	851,354
PerkinElmer, Inc.(a)	6,091	592,472
Thermo Fisher Scientific, Inc.	21,920	5,350,234
Waters Corp.*	4,313	839,655

		12,962,429

Machinery 1.2%
Caterpillar, Inc.	32,336	4,930,917
Cummins, Inc.(a)	8,106	1,184,043
Deere & Co.	17,460	2,624,762
Dover Corp.(a)	7,907	700,007
Flowserve Corp.(a)	7,203	393,932
Fortive Corp.(a)	16,886	1,421,801
Illinois Tool Works, Inc.	16,738	2,362,066
Ingersoll-Rand plc	13,252	1,355,680
PACCAR, Inc.	19,368	1,320,704
Parker-Hannifin Corp.	7,319	1,346,184
Pentair plc	8,937	387,419
Snap-on, Inc.(a)	3,116	572,097
Stanley Black & Decker, Inc.	8,495	1,244,008
Xylem, Inc.(a)	9,905	791,112

		20,634,732

Media 1.0%
CBS Corp. (Non-Voting), Class B	18,799	1,080,003
Charter Communications, Inc., Class A*(a)	9,699	3,160,710
Comcast Corp., Class A	249,073	8,819,675
Discovery, Inc., Class A*	8,591	274,912
Discovery, Inc., Class C*	19,759	584,471
DISH Network Corp., Class A*(a)	12,604	450,719
Interpublic Group of Cos., Inc. (The)(a)	21,223	485,370
News Corp., Class A(a)	21,100	278,309
News Corp., Class B	6,704	91,174
Omnicom Group, Inc.	12,513	851,134

		16,076,477

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	79,364	1,104,747
Newmont Mining Corp.	29,370	886,974
Nucor Corp.	17,512	1,111,136

		3,102,857

Multiline Retail 0.4%
Dollar General Corp.	14,604	1,596,217
Dollar Tree, Inc.*	13,090	1,067,490
Kohl’s Corp.(a)	9,261	690,408
Macy’s, Inc.(a)	16,866	585,756
Nordstrom, Inc.(a)	6,466	386,731

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Common Stocks (continued)

	Shares	Value
Multiline Retail (continued)
Target Corp.	28,562	$2,519,454

		6,846,056

Multi-Utilities 0.7%
Ameren Corp.	13,413	847,970
CenterPoint Energy, Inc.	23,753	656,771
CMS Energy Corp.(a)	15,554	762,146
Consolidated Edison, Inc.	17,107	1,303,382
Dominion Energy, Inc.(a)	35,473	2,493,043
DTE Energy Co.	9,991	1,090,318
NiSource, Inc.	19,882	495,459
Public Service Enterprise Group, Inc.	27,813	1,468,248
SCANA Corp.(a)	7,852	305,364
Sempra Energy(a)	15,060	1,713,075
WEC Energy Group, Inc.(a)	17,371	1,159,688

		12,295,464

Oil, Gas & Consumable Fuels 4.3%
Anadarko Petroleum Corp.	27,734	1,869,549
Andeavor	7,654	1,174,889
Apache Corp.(a)	21,039	1,002,929
Cabot Oil & Gas Corp.	24,855	559,735
Chevron Corp.	104,426	12,769,211
Cimarex Energy Co.(a)	5,253	488,214
Concho Resources, Inc.*	11,003	1,680,708
ConocoPhillips	63,226	4,893,692
Devon Energy Corp.	27,417	1,095,035
EOG Resources, Inc.	31,493	4,017,562
EQT Corp.(a)	14,623	646,775
Exxon Mobil Corp.	230,822	19,624,487
Hess Corp.(a)	13,547	969,694
HollyFrontier Corp.(a)	9,113	636,999
Kinder Morgan, Inc.(a)	104,447	1,851,845
Marathon Oil Corp.	46,971	1,093,485
Marathon Petroleum Corp.	25,066	2,004,528
Newfield Exploration Co.*	10,995	316,986
Noble Energy, Inc.(a)	26,670	831,837
Occidental Petroleum Corp.	41,555	3,414,574
ONEOK, Inc.(a)	22,631	1,534,156
Phillips 66	23,183	2,613,188
Pioneer Natural Resources Co.(a)	9,382	1,634,251
Valero Energy Corp.	23,201	2,639,114
Williams Cos., Inc. (The)(a)	66,438	1,806,449

		71,169,892

Personal Products 0.1%
Coty, Inc., Class A(a)	26,030	326,937
Estee Lauder Cos., Inc. (The), Class A	12,331	1,791,941

		2,118,878

Pharmaceuticals 3.8%
Allergan plc	17,337	3,302,352
Bristol-Myers Squibb Co.	88,812	5,513,449
Eli Lilly & Co.	52,021	5,582,373
Johnson & Johnson	146,262	20,209,021
Merck & Co., Inc.	144,902	10,279,348
Mylan NV*	28,378	1,038,635
Nektar Therapeutics*(a)	9,452	576,194
Perrigo Co. plc	7,089	501,901
Pfizer, Inc.	319,504	14,080,541
Zoetis, Inc.	26,139	2,393,287

		63,477,101

Professional Services 0.2%
Equifax, Inc.	6,622	864,635
IHS Markit Ltd.*	19,605	1,057,886
Nielsen Holdings plc(a)	19,541	540,504
Robert Half International, Inc.(a)	6,802	478,725
Verisk Analytics, Inc.*	9,039	1,089,651

		4,031,401

Real Estate Management & Development 0.0%†
CBRE Group, Inc., Class A*	17,379	766,414

Road & Rail 0.8%
CSX Corp.	44,329	3,282,562
JB Hunt Transport Services, Inc.(a)	4,826	574,004
Kansas City Southern(a)	5,727	648,755
Norfolk Southern Corp.	15,203	2,744,142
Union Pacific Corp.	40,261	6,555,699

		13,805,162

Semiconductors & Semiconductor Equipment 3.1%
Advanced Micro Devices, Inc.*(a)	47,205	1,458,162
Analog Devices, Inc.	20,419	1,887,941
Applied Materials, Inc.	53,278	2,059,195
Broadcom, Inc.(a)	23,497	5,797,415
Intel Corp.	251,263	11,882,227
KLA-Tencor Corp.	8,581	872,774
Lam Research Corp.	8,508	1,290,664
Microchip Technology, Inc.(a)	12,939	1,021,016
Micron Technology, Inc.*	62,976	2,848,404
NVIDIA Corp.(a)	33,120	9,307,382
Qorvo, Inc.*(a)	6,964	535,462
QUALCOMM, Inc.	76,541	5,513,248
Skyworks Solutions, Inc.	9,615	872,177
Texas Instruments, Inc.	52,914	5,677,143
Xilinx, Inc.	13,950	1,118,372

		52,141,582

Software 4.8%
Adobe Systems, Inc.*	26,664	7,197,947
ANSYS, Inc.*	4,626	863,582
Autodesk, Inc.*	12,063	1,883,155
CA, Inc.	17,202	759,468
Cadence Design Systems, Inc.*	15,520	703,366
Citrix Systems, Inc.*	7,088	787,902
Intuit, Inc.	14,194	3,227,716
Microsoft Corp.	418,226	47,832,508
Oracle Corp.	153,949	7,937,610
Red Hat, Inc.*	9,781	1,332,955
salesforce.com, Inc.*	41,198	6,551,718
Symantec Corp.(a)	34,217	728,138
Synopsys, Inc.*	8,204	808,996

		80,615,061

Specialty Retail 1.9%
Advance Auto Parts, Inc.	4,076	686,113
AutoZone, Inc.*	1,468	1,138,727
Best Buy Co., Inc.	13,502	1,071,519
CarMax, Inc.*	9,803	731,990
Foot Locker, Inc.(a)	6,503	331,523
Gap, Inc. (The)	11,945	344,613
Home Depot, Inc. (The)	62,354	12,916,631
L Brands, Inc.(a)	12,011	363,933
Lowe’s Cos., Inc.	44,127	5,066,662
O’Reilly Automotive, Inc.*	4,356	1,512,926
Ross Stores, Inc.	20,407	2,022,334
Tiffany & Co.	5,972	770,209
TJX Cos., Inc. (The)	34,090	3,818,762
Tractor Supply Co.	6,719	610,623

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Ulta Beauty, Inc.*(a)	3,148	$888,114

		32,274,679

Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	250,264	56,494,595
Hewlett Packard Enterprise Co.	79,462	1,296,025
HP, Inc.	85,806	2,211,221
NetApp, Inc.	13,987	1,201,343
Seagate Technology plc(a)	14,717	696,850
Western Digital Corp.	15,665	917,029
Xerox Corp.	11,777	317,744

		63,134,807

Textiles, Apparel & Luxury Goods 0.6%
Hanesbrands, Inc.(a)	19,839	365,633
Michael Kors Holdings Ltd.*	8,251	565,689
NIKE, Inc., Class B	69,699	5,904,899
PVH Corp.	4,298	620,631
Ralph Lauren Corp.(a)	3,065	421,591
Tapestry, Inc.	15,845	796,528
Under Armour, Inc., Class A*(a)	10,238	217,250
Under Armour, Inc., Class C*(a)	10,369	201,781
VF Corp.	17,592	1,643,972

		10,737,974

Tobacco 0.8%
Altria Group, Inc.	102,625	6,189,314
Philip Morris International, Inc.	84,642	6,901,708

		13,091,022

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	15,836	918,805
United Rentals, Inc.*	4,636	758,449
WW Grainger, Inc.	2,443	873,153

		2,550,407

Water Utilities 0.1%
American Water Works Co., Inc.	9,970	877,061

Total Common Stocks (cost $1,242,856,526)		1,341,183,404

Purchased Options 2.3%

	Number of Contracts	Value
Call Options 2.3%
Future Equity Index Options: 2.3%
S&P 500 E-Mini Index 10/19/18 at USD 2,550.00 Vanilla, European Style Notional Amount: USD 170,467,830 Exchange Traded*	1,170	21,650,850
S&P 500 E-Mini Index 10/19/18 at USD 2,650.00 Vanilla, European Style Notional Amount: USD 170,322,131 Exchange Traded*	1,169	15,839,950
S&P 500 E-Mini Index 11/16/18 at USD 2,975.00 Vanilla, European Style Notional Amount: USD 255,847,444 Exchange Traded*	1,756	1,308,220

Total Purchased Option (cost $34,019,723)		38,799,020

Short-Term Investment 7.3%

	Principal Amount	Market Value
U.S. Treasury Obligation 7.3%
U.S. Treasury Bills, 0.00%, 3/14/2019(a)(b)(c)	$123,000,000	121,721,039

Total U.S. Treasury Obligation (cost $121,731,125)		121,721,039

Repurchase Agreements 6.0%

	Principal Amount	Value
BNP Paribas Securities Corp.,2.18%, dated 09/26/2018, due 10/3/2018, repurchase price w483$4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $4,080,000.(d)	4,000,000	4,000,000
Deutsche Bank Securities, Inc.,2.16%, dated 09/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(d)	1,000,000	1,000,000
HSBC Securities, Inc.,2.20%, dated 09/25/2018, due 10/2/2018, repurchase price $3,001,284, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $3,061,122.(d)	3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc.,2.27%, dated 09/28/2018, due 10/1/2018, repurchase price $5,391,396, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $5,498,183.(d)	5,390,376	5,390,376
Natixis New York Branch,2.23%, dated 09/28/2018, due 10/1/2018, repurchase price $10,001,859, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $10,201,896.(d)	10,000,000	10,000,000
NatWest Markets Securities, Inc.,2.18%, dated 09/27/2018, due 10/4/2018, repurchase price $6,002,544, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $6,121,484.(d)	6,000,000	6,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Repurchase Agreements (continued)

	Principal Amount	Value
NatWest Markets Securities, Inc.,2.19%, dated 09/28/2018, due 10/5/2018, repurchase price $10,004,259, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $10,201,867.(d)	$10,000,000	$10,000,000
Nomura Securities International, Inc.,2.25%, dated 09/28/2018, due 10/1/2018, repurchase price $60,011,250, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $61,200,011.(d)	60,000,000	60,000,000
Pershing LLC,2.32%, dated 09/28/2018, due 10/1/2018, repurchase price $1,000,194, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.89% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $1,020,000.(d)	1,000,000	1,000,000

Total Repurchase Agreements (cost $100,390,376)		100,390,376

Total Investments (cost $1,498,997,750) — 95.7%		1,602,093,839
Other assets in excess of liabilities — 4.3%		71,868,685

NET ASSETS — 100.0%		$1,673,962,524

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $141,094,597, which was collateralized by cash used to purchase repurchase agreements with a total value of $100,390,376 and by $43,115,473 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 2/15/2048, a total value of $143,505,849.

(b)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(c)	Security or a portion of the security was used to cover the margin requirement for futures contracts.
(d)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $100,390,376.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	2,259	12/2018	USD	329,701,050	441,404
U.S. Treasury Long Bond	1,536	12/2018	USD	215,808,000	(4,850,934)

					(4,409,530)

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,341,183,404	$—	$—	$1,341,183,404
Futures Contracts	441,404	—	—	441,404
Purchased Options	38,799,020	—	—	38,799,020
Repurchase Agreements	—	100,390,376	—	100,390,376
U.S. Treasury Obligation	—	121,721,039	—	121,721,039

Total Assets	$1,380,423,828	$222,111,415	$—	$1,602,535,243

Liabilities:
Futures Contracts	$(4,850,934)	$—	$—	$(4,850,934)

Total Liabilities	$(4,850,934)	$—	$—	$(4,850,934)

Total	$1,375,572,894	$222,111,415	$—	$1,597,684,309

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using purchased options and financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Dynamic U.S. Growth Fund (formerly, NVIT Large Cap Growth Fund)

Options

The Fund has long positions in options on equity index futures contracts, which are exchange-traded. Such option investments are utilized to gain exposure to the value of equities. The purchase of put options serves as a short hedge.

Options traded on an exchange are valued at the settlement price provided by an independent pricing service as approved by the Board. If a settlement price is not available, such options are valued at the last quoted sale price, if available, and otherwise at the average bid/ask price. Exchange-traded options are generally categorized as Level 1 investments within the hierarchy. Options traded in the over-the-counter (“OTC”) market, and which are not quoted by NASDAQ, are valued at the last quoted bid price, and are generally categorized as Level 2 investments within the hierarchy. The value of an option position reflects, among other things, the implied price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the strike price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. The Fund uses only American-style options, which can be exercised at any time prior to the expiration date of the option. This is in contrast to European-style options which can only be exercised at expiration of the option.

The Fund effectively terminates its right or obligation under an option by entering into a closing transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

If the Fund is unable to affect a closing transaction for an option it purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between options and the securities markets may detract from the effectiveness of attempted hedging. Transactions using OTC options (other than options purchased by the Fund) expose the Fund to counterparty risk. To the extent required by Securities and Exchange Commission (“SEC”), guidelines, the Fund will not enter into any options transactions unless it owns either (i) an offsetting (“covered”) position in securities, other options, or futures or (ii) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (i) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account as required by SEC and U.S. Commodity Futures Trading Commission regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Futures Contracts

The Fund is subject to equity price and interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities and to gain exposure to and/or hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Purchased Options
Equity risk	Investment securities, at value	$38,799,020

Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	441,404

Total		$39,240,424

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	(4,850,934)

Total		$(4,850,934)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

Investment Company 94.6%

	Shares	Value
Balanced Fund 94.6%
American Funds Asset Allocation Fund, Class 1	70,242,104	$1,658,416,071

Total Investment Company (cost $1,555,408,031)		1,658,416,071

Total Investments (cost $1,555,408,031) — 94.6%		1,658,416,071
Other assets in excess of liabilities — 5.4%		94,431,265

NET ASSETS — 100.0%		$1,752,847,336

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	309	12/2018	USD	30,521,475	490,491
Russell 2000 E-Mini Index	223	12/2018	USD	18,963,920	(225,823)
S&P 500 E-Mini Index	1,258	12/2018	USD	183,605,100	1,569,987
S&P Midcap 400 E-Mini Index	7	12/2018	USD	1,417,640	(9,734)

					1,824,921

At September 30, 2018, the Fund has $10,741,775 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Managed American Funds Asset Allocation Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$2,060,478

Total		$2,060,478

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(235,557)

Total		$(235,557)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

Investment Company 96.6%

	Shares	Value
Equity Fund 96.6%
American Funds Growth-Income Fund, Class 1	6,474,315	$339,513,097

Total Investment Company (cost $305,987,441)		339,513,097

Total Investments (cost $305,987,441) — 96.6%		339,513,097
Other assets in excess of liabilities — 3.4%		12,108,264

NET ASSETS — 100.0%		$351,621,361

Futures contracts outstanding as of September 30, 2018:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
MSCI EAFE E-Mini Index	14	12/2018	USD	1,382,850	22,802
Russell 2000 E-Mini Index	7	12/2018	USD	595,280	(7,353)
S&P 500 E-Mini Index	62	12/2018	USD	9,048,900	74,657
S&P Midcap 400 E-Mini Index	1	12/2018	USD	202,520	(1,782)

					88,324

At September 30, 2018, the Fund has $514,085 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to modify exposure to volatility. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Managed American Funds Growth-Income Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$97,459

Total		$97,459

Liabilities:
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(9,135)

Total		$(9,135)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks 99.1%

	Shares	Value
Aerospace & Defense 1.1%
Curtiss-Wright Corp.	33,413	$4,591,615
Esterline Technologies Corp.*	20,131	1,830,914
KLX, Inc.*	38,669	2,427,640
Teledyne Technologies, Inc.*	27,308	6,736,337

		15,586,506

Airlines 0.3%
JetBlue Airways Corp.*	237,674	4,601,369

Auto Components 0.9%
Adient plc(a)	65,970	2,593,281
Dana, Inc.	110,051	2,054,652
Delphi Technologies plc	67,588	2,119,560
Gentex Corp.	204,299	4,384,256
Visteon Corp.*(a)	22,309	2,072,506

		13,224,255

Automobiles 0.2%
Thor Industries, Inc.	38,031	3,183,195

Banks 7.5%
Associated Banc-Corp.(a)	130,742	3,399,292
BancorpSouth Bank(a)	68,229	2,231,088
Bank of Hawaii Corp.(a)	31,931	2,519,675
Bank OZK(a)	91,838	3,486,170
Cathay General Bancorp(a)	58,645	2,430,249
Chemical Financial Corp.	54,243	2,896,576
Commerce Bancshares, Inc.	72,088	4,759,250
Cullen/Frost Bankers, Inc.(a)	48,552	5,070,771
East West Bancorp, Inc.	110,201	6,652,834
First Horizon National Corp.	246,909	4,261,649
FNB Corp.(a)	247,116	3,143,316
Fulton Financial Corp.	133,612	2,224,640
Hancock Whitney Corp.	64,923	3,087,089
Home BancShares, Inc.(a)	122,078	2,673,508
International Bancshares Corp.	41,703	1,876,635
MB Financial, Inc.	63,969	2,949,611
PacWest Bancorp(a)	93,011	4,431,974
Pinnacle Financial Partners, Inc.(a)	55,615	3,345,242
Prosperity Bancshares, Inc.(a)	50,404	3,495,517
Signature Bank	42,053	4,829,367
Sterling Bancorp(a)	171,660	3,776,520
Synovus Financial Corp.	89,151	4,082,224
TCF Financial Corp.	127,398	3,033,346
Texas Capital Bancshares, Inc.*	38,106	3,149,461
Trustmark Corp.(a)	51,372	1,728,668
UMB Financial Corp.(a)	34,253	2,428,538
Umpqua Holdings Corp.(a)	167,292	3,479,674
United Bankshares, Inc.(a)	78,874	2,867,070
Valley National Bancorp(a)	251,822	2,832,998
Webster Financial Corp.	70,067	4,131,150
Wintrust Financial Corp.	42,821	3,637,216

		104,911,318

Beverages 0.1%
Boston Beer Co., Inc. (The), Class A*(a)	6,560	1,886,000

Biotechnology 0.6%
Exelixis, Inc.*	226,421	4,012,180
United Therapeutics Corp.*(a)	33,167	4,241,396

		8,253,576

Building Products 0.4%
Lennox International, Inc.	27,524	6,011,242

Capital Markets 2.8%
Eaton Vance Corp.(a)	89,679	4,713,528
Evercore, Inc., Class A(a)	31,219	3,139,071
FactSet Research Systems, Inc.(a)	29,141	6,519,133
Federated Investors, Inc., Class B(a)	72,723	1,754,079
Interactive Brokers Group, Inc., Class A(a)	57,145	3,160,690
Janus Henderson Group plc(a)	127,891	3,447,941
Legg Mason, Inc.	65,091	2,032,792
MarketAxess Holdings, Inc.	28,543	5,094,640
SEI Investments Co.	100,180	6,120,998
Stifel Financial Corp.	54,093	2,772,807

		38,755,679

Chemicals 2.7%
Ashland Global Holdings, Inc.	47,426	3,977,144
Cabot Corp.	46,767	2,933,226
Chemours Co. (The)(a)	134,351	5,298,804
Minerals Technologies, Inc.	26,913	1,819,319
NewMarket Corp.(a)	6,787	2,752,196
Olin Corp.	127,071	3,263,183
PolyOne Corp.(a)	60,732	2,655,203
RPM International, Inc.	101,377	6,583,422
Scotts Miracle-Gro Co. (The)(a)	29,901	2,354,106
Sensient Technologies Corp.(a)	32,221	2,465,229
Valvoline, Inc.(a)	144,913	3,117,079

		37,218,911

Commercial Services & Supplies 1.2%
Brink’s Co. (The)	38,772	2,704,347
Clean Harbors, Inc.*(a)	38,776	2,775,586
Deluxe Corp.	36,407	2,073,015
Healthcare Services Group, Inc.(a)	56,021	2,275,573
Herman Miller, Inc.	45,201	1,735,718
HNI Corp.	33,206	1,469,034
MSA Safety, Inc.(a)	26,572	2,828,324
Pitney Bowes, Inc.	142,843	1,011,328

		16,872,925

Communications Equipment 1.2%
ARRIS International plc*	128,780	3,346,992
Ciena Corp.*(a)	108,336	3,384,417
InterDigital, Inc.	26,446	2,115,680
Lumentum Holdings, Inc.*(a)	47,904	2,871,845
NetScout Systems, Inc.*(a)	55,065	1,390,391
Plantronics, Inc.	25,048	1,510,394
ViaSat, Inc.*(a)	42,526	2,719,538

		17,339,257

Construction & Engineering 1.1%
AECOM*(a)	122,146	3,989,288
Dycom Industries, Inc.*(a)	23,818	2,015,003
EMCOR Group, Inc.	44,200	3,319,862
Granite Construction, Inc.(a)	34,903	1,595,067
KBR, Inc.	106,891	2,258,607
Valmont Industries, Inc.(a)	17,024	2,357,824

		15,535,651

Construction Materials 0.2%
Eagle Materials, Inc.	36,412	3,103,759

Consumer Finance 0.4%
Navient Corp.	178,926	2,411,923
SLM Corp.*	331,528	3,696,537

		6,108,460

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Containers & Packaging 1.3%
AptarGroup, Inc.(a)	47,241	$5,089,745
Bemis Co., Inc.	69,304	3,368,175
Greif, Inc., Class A(a)	19,861	1,065,741
Owens-Illinois, Inc.*	121,595	2,284,770
Silgan Holdings, Inc.	58,826	1,635,363
Sonoco Products Co.(a)	75,848	4,209,564

		17,653,358

Distributors 0.4%
Pool Corp.	30,673	5,118,710

Diversified Consumer Services 1.0%
Adtalem Global Education, Inc.*	45,664	2,201,005
Graham Holdings Co., Class B	3,330	1,929,069
Service Corp. International	137,021	6,056,328
Sotheby’s*	27,979	1,376,287
Weight Watchers International, Inc.*	29,356	2,113,338

		13,676,027

Electric Utilities 1.3%
ALLETE, Inc.	39,065	2,930,266
Hawaiian Electric Industries, Inc.(a)	82,872	2,949,414
IDACORP, Inc.(a)	38,407	3,811,127
OGE Energy Corp.	151,738	5,511,124
PNM Resources, Inc.	60,677	2,393,708

		17,595,639

Electrical Equipment 1.4%
Acuity Brands, Inc.(a)	30,526	4,798,687
EnerSys	32,001	2,788,247
Hubbell, Inc.	41,612	5,558,115
nVent Electric plc	123,685	3,359,285
Regal Beloit Corp.	33,013	2,721,922

		19,226,256

Electronic Equipment, Instruments & Components 4.6%
Arrow Electronics, Inc.*	66,390	4,894,271
Avnet, Inc.	87,945	3,937,298
Belden, Inc.(a)	30,975	2,211,925
Cognex Corp.	130,695	7,295,395
Coherent, Inc.*(a)	18,460	3,178,627
Jabil, Inc.	116,452	3,153,520
Keysight Technologies, Inc.*	142,375	9,436,615
Littelfuse, Inc.	19,054	3,770,596
National Instruments Corp.	85,374	4,126,125
SYNNEX Corp.	22,880	1,937,936
Tech Data Corp.*(a)	29,135	2,085,192
Trimble, Inc.*	190,028	8,258,617
Vishay Intertechnology, Inc.(a)	100,510	2,045,378
Zebra Technologies Corp., Class A*	40,790	7,212,896

		63,544,391

Energy Equipment & Services 2.0%
Apergy Corp.*	58,756	2,559,411
Core Laboratories NV	33,602	3,892,120
Diamond Offshore Drilling, Inc.*(a)	48,967	979,340
Dril-Quip, Inc.*(a)	28,525	1,490,431
Ensco plc, Class A(a)	332,515	2,806,427
McDermott International, Inc.*	137,724	2,538,253
Nabors Industries Ltd.(a)	247,272	1,523,196
Oceaneering International, Inc.*(a)	74,823	2,065,115
Patterson-UTI Energy, Inc.(a)	167,156	2,860,039
Rowan Cos. plc, Class A*(a)	96,524	1,817,547
Superior Energy Services, Inc.*	117,181	1,141,343
Transocean Ltd.*(a)	326,339	4,552,429

		28,225,651

Entertainment 0.9%
Cinemark Holdings, Inc.(a)	80,768	3,246,873
Live Nation Entertainment, Inc.*(a)	104,825	5,709,818
World Wrestling Entertainment, Inc., Class A	32,949	3,187,157

		12,143,848

Equity Real Estate Investment Trusts (REITs) 8.3%
Alexander & Baldwin, Inc.	51,646	1,171,848
American Campus Communities, Inc.	104,108	4,285,085
Camden Property Trust	70,504	6,597,059
CoreCivic, Inc.	90,077	2,191,573
CoreSite Realty Corp.	27,885	3,099,139
Corporate Office Properties Trust	78,450	2,340,164
Cousins Properties, Inc.	319,236	2,838,008
CyrusOne, Inc.	79,498	5,040,173
Douglas Emmett, Inc.	122,634	4,625,755
EPR Properties	56,484	3,864,070
First Industrial Realty Trust, Inc.	95,896	3,011,134
GEO Group, Inc. (The)	92,518	2,327,753
Healthcare Realty Trust, Inc.	95,357	2,790,146
Highwoods Properties, Inc.	78,786	3,723,426
Hospitality Properties Trust	124,875	3,601,395
JBG SMITH Properties	82,274	3,030,151
Kilroy Realty Corp.	76,467	5,481,919
Lamar Advertising Co., Class A	64,285	5,001,373
LaSalle Hotel Properties	84,124	2,909,849
Liberty Property Trust	112,295	4,744,464
Life Storage, Inc.	35,403	3,368,950
Mack-Cali Realty Corp.	68,985	1,466,621
Medical Properties Trust, Inc.	277,212	4,133,231
National Retail Properties, Inc.	119,267	5,345,547
Omega Healthcare Investors, Inc.	152,198	4,987,528
PotlatchDeltic Corp.	47,676	1,952,332
Rayonier, Inc.	98,588	3,333,260
Sabra Health Care REIT, Inc.	135,677	3,136,852
Senior Housing Properties Trust	180,810	3,175,024
Tanger Factory Outlet Centers, Inc.	71,928	1,645,713
Taubman Centers, Inc.	46,337	2,772,343
Uniti Group, Inc.	133,472	2,689,461
Urban Edge Properties	86,625	1,912,680
Weingarten Realty Investors	90,659	2,698,012

		115,292,038

Food & Staples Retailing 0.5%
Casey’s General Stores, Inc.(a)	27,802	3,589,516
Sprouts Farmers Market, Inc.*	96,550	2,646,436
United Natural Foods, Inc. *(a)	38,334	1,148,103

		7,384,055

Food Products 2.1%
Flowers Foods, Inc.(a)	139,629	2,605,477
Hain Celestial Group, Inc. (The) *(a)	67,917	1,841,909
Ingredion, Inc.	53,960	5,663,642
Lamb Weston Holdings, Inc.	111,340	7,415,244
Lancaster Colony Corp.(a)	14,828	2,212,486
Post Holdings, Inc.*(a)	50,613	4,962,099
Sanderson Farms, Inc.(a)	15,268	1,578,253
Tootsie Roll Industries, Inc.(a)	14,361	420,059
TreeHouse Foods, Inc.*(a)	42,732	2,044,726

		28,743,895

Gas Utilities 2.0%
Atmos Energy Corp.	84,616	7,946,288
National Fuel Gas Co.	65,298	3,660,606
New Jersey Resources Corp.(a)	67,065	3,091,696

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Gas Utilities (continued)
ONE Gas, Inc.(a)	39,899	$3,282,890
Southwest Gas Holdings, Inc.	37,328	2,950,032
UGI Corp.	132,085	7,328,076

		28,259,588

Health Care Equipment & Supplies 4.5%
Avanos Medical, Inc.*	35,975	2,464,288
Cantel Medical Corp.(a)	27,568	2,537,910
Globus Medical, Inc., Class A*	55,848	3,169,932
Haemonetics Corp.*	39,271	4,499,671
Hill-Rom Holdings, Inc.	50,545	4,771,448
ICU Medical, Inc.*	12,595	3,561,236
Inogen, Inc.*	13,275	3,240,693
Integra LifeSciences Holdings Corp.*(a)	53,754	3,540,776
LivaNova plc*	36,916	4,576,477
Masimo Corp.*	36,463	4,541,102
NuVasive, Inc.*(a)	39,066	2,772,905
STERIS plc	64,235	7,348,484
Teleflex, Inc.	34,792	9,257,803
West Pharmaceutical Services, Inc.	55,872	6,898,516

		63,181,241

Health Care Providers & Services 2.3%
Acadia Healthcare Co., Inc.*(a)	67,063	2,360,618
Chemed Corp.	12,223	3,906,226
Encompass Health Corp.	75,108	5,854,669
HealthEquity, Inc.*(a)	41,151	3,885,066
LifePoint Health, Inc.*	29,374	1,891,686
MEDNAX, Inc.*	71,008	3,313,233
Molina Healthcare, Inc.*	46,921	6,977,153
Patterson Cos., Inc.(a)	62,696	1,532,917
Tenet Healthcare Corp.*	63,012	1,793,321

		31,514,889

Health Care Technology 0.4%
Allscripts Healthcare Solutions, Inc.*(a)	132,653	1,890,305
Medidata Solutions, Inc.*(a)	45,337	3,323,656

		5,213,961

Hotels, Restaurants & Leisure 3.7%
Boyd Gaming Corp.	61,413	2,078,830
Brinker International, Inc.	31,013	1,449,237
Cheesecake Factory, Inc. (The)(a)	32,032	1,714,993
Churchill Downs, Inc.(a)	9,067	2,517,906
Cracker Barrel Old Country Store, Inc.(a)	18,291	2,691,155
Domino’s Pizza, Inc.	31,811	9,377,883
Dunkin’ Brands Group, Inc.(a)	63,646	4,691,983
Eldorado Resorts, Inc.*(a)	49,353	2,398,556
International Speedway Corp., Class A	18,567	813,234
Jack in the Box, Inc.	20,707	1,735,868
Marriott Vacations Worldwide Corp.	31,128	3,478,554
Papa John’s International, Inc.(a)	17,056	874,632
Scientific Games Corp.*(a)	41,674	1,058,519
Six Flags Entertainment Corp.	54,278	3,789,690
Texas Roadhouse, Inc.	50,499	3,499,076
Wendy’s Co. (The)(a)	142,236	2,437,925
Wyndham Destinations, Inc.(a)	75,813	3,287,252
Wyndham Hotels & Resorts, Inc.	76,061	4,226,710

		52,122,003

Household Durables 1.3%
Helen of Troy Ltd.*	20,013	2,619,702
KB Home	65,011	1,554,413
NVR, Inc.*	2,590	6,399,372
Tempur Sealy International, Inc.*(a)	34,862	1,844,200
Toll Brothers, Inc.(a)	102,998	3,402,024
TRI Pointe Group, Inc.*(a)	115,313	1,429,881
Tupperware Brands Corp.(a)	38,002	1,271,167

		18,520,759

Household Products 0.2%
Energizer Holdings, Inc.(a)	45,408	2,663,179

Industrial Conglomerates 0.4%
Carlisle Cos., Inc.	45,383	5,527,649

Insurance 4.5%
Alleghany Corp.	11,348	7,404,910
American Financial Group, Inc.	53,468	5,933,344
Aspen Insurance Holdings Ltd.	45,537	1,903,447
Brown & Brown, Inc.	176,099	5,207,247
CNO Financial Group, Inc.	125,023	2,652,988
First American Financial Corp.	83,261	4,295,435
Genworth Financial, Inc., Class A*	380,373	1,586,155
Hanover Insurance Group, Inc. (The)	32,315	3,986,702
Kemper Corp.	46,236	3,719,686
Mercury General Corp.(a)	20,598	1,033,196
Old Republic International Corp.	216,004	4,834,169
Primerica, Inc.	32,763	3,949,580
Reinsurance Group of America, Inc.	48,361	6,991,066
RenaissanceRe Holdings Ltd.	30,588	4,085,945
WR Berkley Corp.(a)	73,106	5,843,363

		63,427,233

Interactive Media & Services 0.1%
Cars.com, Inc.*(a)	48,739	1,345,684

IT Services 3.5%
Acxiom Holdings, Inc.*	58,856	2,908,075
Convergys Corp.	69,252	1,644,042
CoreLogic, Inc.*	61,494	3,038,419
Jack Henry & Associates, Inc.	58,634	9,386,131
Leidos Holdings, Inc.	114,325	7,906,717
MAXIMUS, Inc.	48,802	3,175,058
Perspecta, Inc.	108,281	2,784,987
Sabre Corp.	190,204	4,960,520
Science Applications International Corp.	32,246	2,599,028
Teradata Corp.*(a)	90,482	3,412,076
WEX, Inc.*	32,738	6,572,481

		48,387,534

Leisure Products 0.6%
Brunswick Corp.	65,885	4,415,613
Polaris Industries, Inc.	44,451	4,487,328

		8,902,941

Life Sciences Tools & Services 1.6%
Bio-Rad Laboratories, Inc., Class A*	15,221	4,764,021
Bio-Techne Corp.	28,666	5,851,017
Charles River Laboratories International, Inc.*(a)	36,520	4,913,401
PRA Health Sciences, Inc.*	44,013	4,849,792
Syneos Health, Inc.*(a)	46,144	2,378,723

		22,756,954

Machinery 5.2%
AGCO Corp.	50,490	3,069,287
Crane Co.	38,486	3,785,098
Donaldson Co., Inc.	97,986	5,708,664
Graco, Inc.	126,986	5,884,531
IDEX Corp.	58,255	8,776,698
ITT, Inc.	66,609	4,080,467

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Kennametal, Inc.(a)	62,196	$2,709,258
Lincoln Electric Holdings, Inc.	49,512	4,626,401
Nordson Corp.(a)	39,759	5,522,525
Oshkosh Corp.	55,537	3,956,456
Terex Corp.(a)	49,272	1,966,446
Timken Co. (The)	52,721	2,628,142
Toro Co. (The)(a)	79,917	4,792,623
Trinity Industries, Inc.	112,221	4,111,777
Wabtec Corp.(a)	65,268	6,845,308
Woodward, Inc.(a)	42,181	3,410,756

		71,874,437

Marine 0.2%
Kirby Corp.*(a)	40,973	3,370,029

Media 1.0%
AMC Networks, Inc., Class A*(a)	34,524	2,290,322
Cable One, Inc.(a)	3,769	3,330,326
John Wiley & Sons, Inc., Class A(a)	34,565	2,094,639
Meredith Corp.(a)	30,252	1,544,364
New York Times Co. (The), Class A(a)	107,206	2,481,819
TEGNA, Inc.	164,355	1,965,686

		13,707,156

Metals & Mining 2.2%
Allegheny Technologies, Inc.*	95,484	2,821,552
Carpenter Technology Corp.	35,904	2,116,541
Commercial Metals Co.	88,780	1,821,766
Compass Minerals International, Inc.(a)	25,717	1,728,182
Reliance Steel & Aluminum Co.	54,965	4,687,965
Royal Gold, Inc.	49,765	3,834,891
Steel Dynamics, Inc.	178,370	8,060,540
United States Steel Corp.(a)	134,638	4,103,766
Worthington Industries, Inc.	30,691	1,330,762

		30,505,965

Multiline Retail 0.4%
Big Lots, Inc.	30,648	1,280,780
Dillard’s, Inc., Class A(a)	14,615	1,115,709
Ollie’s Bargain Outlet Holdings, Inc.*	39,059	3,753,570

		6,150,059

Multi-Utilities 0.9%
Black Hills Corp.(a)	40,717	2,365,251
MDU Resources Group, Inc.(a)	149,238	3,833,924
NorthWestern Corp.	38,226	2,242,337
Vectren Corp.	63,312	4,526,175

		12,967,687

Oil, Gas & Consumable Fuels 3.2%
Callon Petroleum Co.*(a)	172,886	2,072,903
Chesapeake Energy Corp.*(a)	694,527	3,118,426
CNX Resources Corp.*	161,863	2,316,260
Energen Corp.*	62,259	5,364,858
Gulfport Energy Corp.*(a)	119,810	1,247,222
Matador Resources Co.*(a)	78,679	2,600,341
Murphy Oil Corp.	123,578	4,120,091
Oasis Petroleum, Inc.*(a)	202,932	2,877,576
PBF Energy, Inc., Class A(a)	91,049	4,544,256
QEP Resources, Inc.*(a)	181,120	2,050,278
Range Resources Corp.	157,297	2,672,476
SM Energy Co.	78,724	2,482,168
Southwestern Energy Co.*(a)	445,421	2,276,101
World Fuel Services Corp.(a)	51,571	1,427,485
WPX Energy, Inc.*(a)	299,944	6,034,873

		45,205,314

Paper & Forest Products 0.4%
Domtar Corp.	47,782	2,492,787
Louisiana-Pacific Corp.	108,424	2,872,152

		5,364,939

Personal Products 0.4%
Edgewell Personal Care Co.*(a)	41,013	1,896,031
Nu Skin Enterprises, Inc., Class A	42,270	3,483,893

		5,379,924

Pharmaceuticals 0.7%
Akorn, Inc.*(a)	72,005	934,625
Catalent, Inc.*	110,063	5,013,369
Mallinckrodt plc*	63,303	1,855,411
Prestige Consumer Healthcare, Inc.*(a)	39,303	1,489,191

		9,292,596

Professional Services 0.6%
Dun & Bradstreet Corp. (The)	28,246	4,025,337
ManpowerGroup, Inc.	49,302	4,238,000

		8,263,337

Real Estate Management & Development 0.5%
Jones Lang LaSalle, Inc.	34,654	5,001,265
Realogy Holdings Corp.(a)	97,107	2,004,289

		7,005,554

Road & Rail 1.8%
Avis Budget Group, Inc.*	50,538	1,624,291
Genesee & Wyoming, Inc., Class A*	45,151	4,108,290
Knight-Swift Transportation Holdings, Inc.(a)	97,759	3,370,730
Landstar System, Inc.(a)	31,219	3,808,718
Old Dominion Freight Line, Inc.	49,835	8,036,392
Ryder System, Inc.(a)	40,337	2,947,425
Werner Enterprises, Inc.(a)	33,743	1,192,815

		25,088,661

Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.*(a)	46,454	1,793,125
Cree, Inc.*(a)	77,332	2,928,563
Cypress Semiconductor Corp.(a)	274,666	3,979,910
First Solar, Inc.*(a)	57,326	2,775,725
Integrated Device Technology, Inc.*	98,267	4,619,532
MKS Instruments, Inc.	41,625	3,336,244
Monolithic Power Systems, Inc.	29,555	3,710,039
Silicon Laboratories, Inc.*	32,922	3,022,240
Synaptics, Inc.*(a)	26,865	1,225,581
Teradyne, Inc.	141,639	5,237,810
Versum Materials, Inc.	82,936	2,986,525

		35,615,294

Software 4.5%
ACI Worldwide, Inc.*(a)	88,369	2,486,704
Blackbaud, Inc.(a)	36,948	3,749,483
CDK Global, Inc.	98,338	6,152,025
CommVault Systems, Inc.*	29,186	2,043,020
Fair Isaac Corp.*	22,141	5,060,325
Fortinet, Inc.*	109,221	10,077,822
j2 Global, Inc.(a)	35,540	2,944,489
LogMeIn, Inc.	39,490	3,518,559
Manhattan Associates, Inc.*(a)	49,959	2,727,761
PTC, Inc.*	80,565	8,555,197
Tyler Technologies, Inc.*	29,364	7,195,942
Ultimate Software Group, Inc. (The)*(a)	23,703	7,636,870

		62,148,197

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail 2.2%
Aaron’s, Inc.	52,554	$2,862,091
American Eagle Outfitters, Inc.	128,131	3,181,493
AutoNation, Inc.*(a)	43,694	1,815,486
Bed Bath & Beyond, Inc.(a)	106,702	1,600,530
Dick’s Sporting Goods, Inc.(a)	58,139	2,062,772
Five Below, Inc.*	42,368	5,510,382
Michaels Cos., Inc. (The)*(a)	74,208	1,204,396
Murphy USA, Inc.*(a)	22,733	1,942,762
Sally Beauty Holdings, Inc.*(a)	91,273	1,678,510
Signet Jewelers Ltd.	39,437	2,600,081
Urban Outfitters, Inc.*(a)	57,940	2,369,746
Williams-Sonoma, Inc.	61,199	4,021,998

		30,850,247

Technology Hardware, Storage & Peripherals 0.2%
NCR Corp.*(a)	89,658	2,547,184

Textiles, Apparel & Luxury Goods 0.6%
Carter’s, Inc.(a)	35,304	3,480,974
Deckers Outdoor Corp.*(a)	22,848	2,709,316
Skechers U.S.A., Inc., Class A*(a)	102,636	2,866,624

		9,056,914

Thrifts & Mortgage Finance 0.5%
LendingTree, Inc.*(a)	5,648	1,299,605
New York Community Bancorp, Inc.	373,303	3,871,152
Washington Federal, Inc.	63,465	2,030,880

		7,201,637

Trading Companies & Distributors 0.8%
GATX Corp.(a)	28,727	2,487,471
MSC Industrial Direct Co., Inc., Class A	35,071	3,090,106
NOW, Inc.*(a)	82,654	1,367,923
Watsco, Inc.	24,351	4,336,913

		11,282,413

Water Utilities 0.4%
Aqua America, Inc.	135,497	4,999,839

Wireless Telecommunication Services 0.2%
Telephone & Data Systems, Inc.	69,954	2,128,700

Total Common Stocks (cost $993,445,033)		1,383,025,669

Repurchase Agreements 14.1%

	Principal Amount	Value
BNP Paribas Securities Corp.,2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $18,007,630, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $18,360,001.(b)	$18,000,000	18,000,000
Deutsche Bank Securities, Inc.,2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $17,007,140, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $17,340,000.(b)	17,000,000	17,000,000
HSBC Securities, Inc.,2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $20,008,556, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $20,407,480.(b)	20,000,000	20,000,000
ML Pierce Fenner & Smith, Inc.,2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $14,259,588, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $14,542,028.(b)	14,256,891	14,256,891
Natixis New York Branch,2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $20,003,717, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $20,403,792.(b)	20,000,000	20,000,000
NatWest Markets Securities, Inc.,2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $20,008,478, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $20,404,948.(b)	20,000,000	20,000,000
NatWest Markets Securities, Inc.,2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $15,006,388, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $15,302,801.(b)	15,000,000	15,000,000
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $25,004,688, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $25,500,004.(b)	25,000,000	25,000,000
Nomura Securities International, Inc.,2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $20,738,888, collateralized by U.S. Government Treasury Securities, ranging from 1.75% - 4.75%, maturing 5/15/2023 - 2/15/2043; total market value $21,149,704.(b)	20,735,000	20,735,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC,2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $26,005,027, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $26,520,003.(b)	$26,000,000	$26,000,000

Total Repurchase Agreements (cost $195,991,891)		195,991,891

Total Investments (cost $1,189,436,924) — 113.2%		1,579,017,560
Liabilities in excess of other assets — (13.2)%		(184,172,319)

NET ASSETS — 100.0%		$1,394,845,241

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $259,861,931, which was collateralized by cash used to purchase repurchase agreements with a total value of $195,991,891 and by $69,544,043 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 11/15/2047, a total value of $265,535,934.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $195,991,891.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P Midcap 400 E-Mini Index	71	12/2018	USD	14,378,920	(104,055)

					(104,055)

At September 30, 2018, the Fund had $531,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,383,025,669	$—	$—	$1,383,025,669
Repurchase Agreements	—	195,991,891	—	195,991,891

Total Assets	$1,383,025,669	$195,991,891	$—	$1,579,017,560

Liabilities:
Futures Contracts	$(104,055)	$—	$—	$(104,055)

Total Liabilities	$(104,055)	$—	$—	$(104,055)

Total	$1,382,921,614	$195,991,891	$—	$1,578,913,505

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Mid Cap Index Fund

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(104,055)

Total		$(104,055)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Asset-Backed Securities 4.4%

	Principal Amount	Value
Automobiles 1.1%
ARI Fleet Lease Trust, Series 2017-A, Class A2, 1.91%, 4/15/2026(a)	$335,145	$333,025
California Republic Auto Receivables Trust, Series 2017-1, Class A3, 1.90%, 3/15/2021	224,915	224,143
Chesapeake Funding II LLC Series 2017-2A, Class C, 3.01%, 5/15/2029(a)	590,000	582,928
Series 2017-3A, Class C, 2.78%, 8/15/2029(a)	420,000	411,949
Drive Auto Receivables Trust, Series 2018-3, Class A3, 3.01%, 11/15/2021	215,000	214,850
Enterprise Fleet Financing LLC, Series 2016-2, Class A3, 2.04%, 2/22/2022(a)	200,000	197,513
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A3, 3.24%, 9/15/2022(a)	670,000	667,369
Hertz Fleet Lease Funding LP Series 2017-1, Class A2, 2.13%, 4/10/2031(a)	485,239	482,371
Series 2018-1, Class C, 3.77%, 5/10/2032(a)	315,000	314,852

		3,429,000

Home Equity 0.4%
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2002-HE1, Class M1, 3.81%, 3/15/2032(b)	574,318	584,371
NovaStar Mortgage Funding Trust, Series 2003-3, Class A1, 2.93%, 12/25/2033(b)	537,706	534,542
Provident Home Equity Loan Trust, Series 2000-2, Class A1, 2.76%, 8/25/2031(b)	34,004	29,585
Renaissance Home Equity Loan Trust, Series 2007-1, Class AF2, 5.51%, 4/25/2037(c)	111,783	52,047

		1,200,545

Other 2.1%
Ascentium Equipment Receivables Trust, Series 2018-1A, Class A3, 3.21%, 9/11/2023(a)	370,000	368,966
BSPRT Issuer Ltd., Series 2018-FL4, Class A, %, (a)(b)	480,000	480,299
FNMA, Series 2003-T4, Class 2A5, 4.68%, 9/26/2033(c)	43,861	47,589
Hilton Grand Vacations Trust, Series 2017-AA, Class A, 2.66%, 12/26/2028(a)	269,501	264,347
Nationstar HECM Loan Trust Series 2017-2A, Class A1, 2.04%, 9/25/2027(a)(b)	263,883	261,986
Series 2018-1A, Class M2, 3.47%, 2/25/2028(a)(b)	445,000	444,999
Orange Lake Timeshare Trust, Series 2018-A, Class A, 3.10%, 11/8/2030(a)	287,386	283,146
Renaissance Home Equity Loan Trust, Series 2006-1, Class AF3, 5.61%, 5/25/2036(c)	26,171	18,155
SBA Small Business Investment Cos., Series 2018-10B, Class 1, 3.55%, 9/11/2028	600,000	602,058
Sofi Consumer Loan Program LLC Series 2017-3, Class A, 2.77%, 5/25/2026(a)	527,656	522,836
Series 2017-6, Class A2, 2.82%, 11/25/2026(a)	370,000	364,231
Sofi Consumer Loan Program Trust Series 2018-1, Class A2, 3.14%, 2/25/2027(a)	1,060,000	1,050,589
Series 2018-2, Class A2, 3.35%, 4/26/2027(a)	1,120,000	1,117,814
Towd Point Mortgage Trust, Series 2018-2, Class A1, 3.25%, 3/25/2058(a)(b)	386,946	381,753

		6,208,768

Student Loan 0.8%
AccessLex Institute Series 2006-1, Class B, 2.76%, 8/25/2037(b)	119,757	114,788
Series 2003-A, Class A2, 3.42%, 7/1/2038(b)	47,064	47,007
Commonbond Student Loan Trust, Series 2018-BGS, Class A1, 3.56%, 9/25/2045(a)	798,932	799,275
DRB Prime Student Loan Trust, Series 2015-D, Class A2, 3.20%, 1/25/2040(a)	398,685	397,489
SLM Private Credit Student Loan Trust, Series 2006-A, Class A5, 2.62%, 6/15/2039(b)	310,923	303,348
SLM Private Education Loan Trust, Series 2010-A, Class 2A, 5.41%, 5/16/2044(a)(b)	145,363	147,950
SoFi Professional Loan Program LLC, Series 2014-B, Class A2, 2.55%, 8/27/2029(a)	150,358	148,991
South Carolina Student Loan Corp., Series 2015-A, Class A, 3.72%, 1/25/2036(b)	482,761	487,295

		2,446,143

Total Asset-Backed Securities (cost $13,243,749)		13,284,456

Collateralized Mortgage Obligations 3.3%

	Principal Amount	Value
BCAP LLC Trust, Series 2011-R11, Class 20A5, 4.47%, 3/26/2035(a)(b)	38,149	38,303
CHL Mortgage Pass-Through Trust, Series 2005-11, Class 5A1, 2.82%, 3/25/2035(b)	61,295	35,290
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, 3.88%, 8/25/2034(b)	111,596	110,557
CSMC Mortgage-Backed Trust, Series 2007-5, Class 8A2, 6.00%, 10/25/2024	62,949	58,205
Deutsche Mortgage Securities, Inc. Re-REMIC Trust, Series 2007-WM1, Class A1, 3.65%, 6/27/2037(a)(b)	232,507	234,609

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FDIC Trust Series 2011-R1, Class A, 2.67%, 7/25/2026(a)	$70,154	$69,812
Series 2010-R1, Class A, 2.18%, 5/25/2050(a)	51,222	51,253
FHLMC STRIPS REMICS Series 3558, Class G, 4.00%, 8/15/2024	478,205	484,240
Series 3123, Class HT, 5.00%, 3/15/2026	29,361	30,372
Series 3150, Class EQ, 5.00%, 5/15/2026	41,342	42,944
Series 2129, Class SG, IO, 4.84%, 6/17/2027(b)	206,547	21,654
Series 3599, Class DY, 4.50%, 11/15/2029	420,000	435,946
Series 3653, Class B, 4.50%, 4/15/2030	158,271	164,789
Series 2649, Class IM, IO, 7.00%, 7/15/2033	332,888	77,847
Series 2725, Class TA, 4.50%, 12/15/2033	20,000	20,932
Series R006, Class ZA, 6.00%, 4/15/2036	212,319	232,723
Series R007, Class ZA, 6.00%, 5/15/2036	176,756	192,925
Series 3704, Class DC, 4.00%, 11/15/2036	68,542	69,307
Series 3632, Class PK, 5.00%, 2/15/2040	118,110	124,420
Series 271, Class 30, 3.00%, 8/15/2042	707,547	680,551
Series 4793, Class CM, 3.00%, 5/15/2048	1,187,764	1,127,924
FHLMC Whole Loan Securities Trust, Series 2016-SC01, Class 2A, 3.50%, 7/25/2046	182,637	177,472
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.32%, 11/25/2027(a)(b)(d)(e)	195,653	195,066
FNMA REMICS Series 207, Class 2, IO, 8.00%, 2/25/2023	23,904	2,947
Series 2006-22, Class CE, 4.50%, 8/25/2023	39,504	40,248
Series 264, Class 2, IO, 8.00%, 7/25/2024	66,672	11,147
Series 2009-71, Class MB, 4.50%, 9/25/2024	32,373	33,340
Series 2004-70, Class EB, 5.00%, 10/25/2024	22,501	23,181
Series 274, Class 2, IO, 8.50%, 10/25/2025	77,723	14,287
Series 277, Class 2, IO, 7.50%, 4/25/2027	37,021	7,285
Series 1997-61, Class PK, IO, 8.00%, 8/18/2027	57,310	12,829
Series 2009-39, Class LB, 4.50%, 6/25/2029	47,092	48,666
Series 2009-96, Class DB, 4.00%, 11/25/2029	168,566	174,048
Series 2003-32, Class UI, IO, 6.00%, 5/25/2033	75,391	17,999
Series 2003-35, Class UI, IO, 6.50%, 5/25/2033	25,189	6,045
Series 2003-41, Class IB, IO, 7.00%, 5/25/2033	94,658	21,715
Series 2003-44, Class IB, IO, 6.00%, 6/25/2033	16,271	2,994
Series 2001-T4, Class A1, 7.50%, 7/25/2041	189,260	213,617
Series 2013-111, Class PL, 2.00%, 12/25/2042	425,000	383,921
FNMA STRIPS, Series 267, Class 2, IO, 8.50%, 10/25/2024	79,910	12,704
Galton Funding Mortgage Trust, Series 2018-1, Class A43, 3.50%, 11/25/2057(a)(b)	456,874	454,697
GMACM Mortgage Loan Trust, Series 2005-AR2, Class 4A, 3.80%, 5/25/2035(b)	23,345	22,230
GNMA REMICS Series 2010-14, Class A, 4.50%, 6/16/2039	37,436	38,471
Series 2010-H12, Class PT, 5.47%, 11/20/2059	5,090	5,119
Series 2017-H16, Class PT, 4.64%, 5/20/2066(b)	323,209	326,260
Series 2016-H24, Class KF, 2.04%, 11/20/2066(b)	631,119	633,602
Series 2018-H04, Class FJ, 2.60%, 3/20/2068(b)	654,577	651,466
Series 2018-H13, Class DF, 2.85%, 7/20/2068(b)	418,672	416,484
GSMPS Mortgage Loan Trust Series 2006-RP1, Class 1A2, 7.50%, 1/25/2036(a)	104,664	109,063
Series 2006-RP1, Class 1A3, 8.00%, 1/25/2036(a)	40,208	42,684
JP Morgan Mortgage Trust Series 2005-A6, Class 1A2, 4.44%, 9/25/2035(b)	48,479	49,132
Series 2005-A8, Class 1A1, 3.77%, 11/25/2035(b)(f)	25,633	24,870
Series 2006-A6, Class 1A2, 4.25%, 10/25/2036(b)	4,425	3,870
Merrill Lynch Mortgage Investors Trust, Series 2005-2, Class 2A, 4.59%, 10/25/2035(b)	172,446	174,727
NCUA Guaranteed Notes Trust, Series 2010-R3, Class 3A, 2.40%, 12/8/2020	46,665	46,525
OBX Trust, Series 2018-1, Class A2, 2.87%, 6/25/2057(a)(b)	573,122	573,362
Seasoned Loans Structured Transaction, Series 2018-1, Class A1, 3.50%, 6/25/2028	531,919	531,845
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 6A, 4.38%, 11/25/2033(b)	127,363	127,162
WaMu Mortgage Pass-Through Certificates Trust Series 2004-AR1, Class A, 3.73%, 3/25/2034(b)	35,752	36,514
Series 2006-AR14, Class 1A4, 3.11%, 11/25/2036(b)	82,204	78,389

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
Wells Fargo Mortgage Backed Securities Trust Series 2004-P, Class 2A1, 4.63%, 9/25/2034(b)	$19,367	$19,913
Series 2005-AR2, Class 2A1, 3.93%, 3/25/2035(b)	35,677	36,145
Series 2006-AR6, Class 7A1, 4.38%, 3/25/2036(b)	18,364	18,666
Series 2006-AR10, Class 5A1, 4.23%, 7/25/2036(b)	59,098	59,938

Total Collateralized Mortgage Obligations (cost $10,033,990)		10,185,248

Commercial Mortgage-Backed Securities 4.0%

	Principal Amount	Value
1345 Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3, 5.28%, 8/10/2035(a)	655,000	707,938
BBCMS Trust, Series 2015-SRCH, Class A1, 3.31%, 8/10/2035(a)	560,000	548,366
Bear Stearns Commercial Mortgage Securities Trust, Series 2004-PWR5, Class L, 4.69%, 7/11/2042(a)(b)	225,000	223,719
Caesars Palace Las Vegas Trust, Series 2017-VICI, Class A, 3.53%, 10/15/2034(a)	505,000	504,613
CG-CCRE Commercial Mortgage Trust, Series 2014-FL2, Class A, 4.01%, 11/15/2031(a)(b)	200,215	200,250
COMM Mortgage Trust Series 2013-CR12, Class A2, 2.90%, 10/10/2046	220,289	220,151
Series 2015-CR26, Class C, 4.64%, 10/10/2048(b)	545,000	526,573
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A3, 3.45%, 8/15/2048	105,000	103,548
CSMC OA LLC, Series 2014-USA, Class A2, 3.95%, 9/15/2037(a)	465,000	463,354
DBCCRE Mortgage Trust Series 2014-ARCP, Class A, 4.24%, 1/10/2034(a)	440,000	443,008
Series 2014-ARCP, Class C, 5.10%, 1/10/2034(a)(b)	425,000	425,302
FHLMC REMICS, Series X3FX, Class A2FX, 3.00%, 6/25/2027	220,000	210,465
FHLMC Multifamily Structured Pass-Through Certificates REMICS Series KF12, Class A, 2.81%, 9/25/2022(b)	159,410	159,944
Series KJ17, Class A2, 2.98%, 11/25/2025	410,000	400,240
Series KJ21, Class A2, 3.70%, 9/25/2026	430,000	434,250
Series KF27, Class A, 2.53%, 12/25/2026(b)	135,113	135,113
FNMA ACES REMICS Series 2016-M7, Class FA, 2.74%, 7/25/2023(b)	338,655	341,201
Series 2018-M12, Class A1, 3.55%, 2/25/2030	500,000	501,294
FRESB Mortgage Trust REMICS Series 2018-SB50, Class A10F, 3.35%, 4/25/2028(b)	469,741	458,882
GNMA REMICS Series 2012-89, Class C, 2.74%, 9/16/2044	585,000	550,652
Series 2017-135, Class AG, 2.60%, 8/16/2058	280,748	263,055
GS Mortgage Securities Corp. II, Series 2018-GS10, Class A5, 4.16%, 7/10/2051(b)	545,000	559,237
GS Mortgage Securities Trust Series 2010-C1, Class A2, 4.59%, 8/10/2043(a)	375,000	382,362
Series 2012-GC6, Class C, 5.84%, 1/10/2045(a)(b)	285,000	297,115
Series 2015-GC34, Class A4, 3.51%, 10/10/2048	385,000	380,772
JP Morgan Chase Commercial Mortgage Securities Trust Series 2005-CB12, Class AJ, 4.99%, 9/12/2037(b)	65,277	66,166
Series 2004-LN2, Class B, 5.68%, 7/15/2041(b)	159,699	137,341
JPMBB Commercial Mortgage Securities Trust Series 2014-C18, Class A2, 2.88%, 2/15/2047	326,253	326,112
Series 2015-C27, Class ASB, 3.02%, 2/15/2048	320,000	315,353
LB-UBS Commercial Mortgage Trust, Series 2005-C7, Class F, 5.35%, 11/15/2040(b)	151,299	151,969
Morgan Stanley Bank of America Merrill Lynch Trust Series 2013-C13, Class A2, 2.94%, 11/15/2046	23,557	23,539
Series 2014-C14, Class C, 4.98%, 2/15/2047(b)	230,000	234,525
Series 2015-C24, Class C, 4.50%, 5/15/2048(b)	45,000	43,057
Morgan Stanley Capital I Trust, Series 2006-T21, Class B, 5.21%, 10/12/2052(a)(b)	100,000	99,808
Motel 6 Trust, Series 2017-MTL6, Class C, 3.56%, 8/15/2034(a)(b)	271,153	271,323
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, 10/15/2030(a)	110,000	105,924
MSCG Trust, Series 2015-ALDR, Class A2, 3.58%, 6/7/2035(a)(b)	330,000	317,878
Wells Fargo Commercial Mortgage Trust, Series 2012-LC5, Class AS, 3.54%, 10/15/2045	240,000	239,803
WFRBS Commercial Mortgage Trust, Series 2014-C20, Class A2, 3.04%, 5/15/2047	243,792	243,829

Total Commercial Mortgage-Backed Securities (cost $12,187,075)		12,018,031

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds 46.1%

	Principal Amount		Value
Aerospace & Defense 0.3%
BBA US Holdings, Inc., 5.38%, 5/1/2026(a)		$315,000	$315,394
United Technologies Corp., 3.35%, 8/16/2021(f)		310,000	309,566
3.95%, 8/16/2025		350,000	348,343

			973,303

Airlines 0.2%
American Airlines Group, Inc., 5.50%, 10/1/2019(a)		250,000	253,438
United Continental Holdings, Inc., 4.25%, 10/1/2022(f)		310,000	306,900

			560,338

Auto Components 0.4%
Allison Transmission, Inc., 5.00%, 10/1/2024(a)(f)		285,000	283,575
American Axle & Manufacturing, Inc., 6.25%, 4/1/2025(f)		275,000	273,859
Icahn Enterprises LP, 6.38%, 12/15/2025		395,000	396,481
JB Poindexter & Co., Inc., 7.13%, 4/15/2026(a)		310,000	321,625

			1,275,540

Automobiles 0.6%
BMW US Capital LLC, 3.45%, 4/12/2023(a)(f)		540,000	535,141
General Motors Co., 4.88%, 10/2/2023		610,000	624,541
Hyundai Capital America, 2.00%, 7/1/2019(a)		200,000	198,665
Volkswagen Group of America Finance LLC, 2.45%, 11/20/2019(a)		420,000	416,080

			1,774,427

Banks 3.6%
Banco Mercantil del Norte SA, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 5.35%), 7.63%, 1/10/2028(a)(g)(h)		300,000	303,003
Bank of America Corp., (ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(h)		530,000	518,527
(ICE LIBOR USD 3 Month + 0.81%), 3.37%, 1/23/2026(h)		530,000	509,698
Bank of Montreal, 2.10%, 12/12/2019		375,000	371,417
1.90%, 8/27/2021		270,000	259,328
Barclays plc, (ICE LIBOR USD 3 Month + 1.36%), 4.34%, 5/16/2024(h)		615,000	607,553
(ICE LIBOR USD 3 Month + 1.90%), 4.97%, 5/16/2029(h)		495,000	487,411
BBVA Bancomer SA, 6.75%, 9/30/2022(a)		175,000	187,549
Canadian Imperial Bank of Commerce, 3.50%, 9/13/2023		740,000	735,386
Citigroup, Inc., 3.88%, 10/25/2023		300,000	302,210
8.13%, 7/15/2039		300,000	433,040
4.65%, 7/23/2048		295,000	298,346
Credit Agricole SA, 3.25%, 10/4/2024(a)		145,000	135,888
Credit Bank of Moscow, (USD Swap Semi 5 Year + 5.42%), 7.50%, 10/5/2027(a)(h)		250,000	198,120
Discover Bank, 4.65%, 9/13/2028(f)		350,000	350,012
Fifth Third Bank, 2.88%, 10/1/2021		400,000	393,215
HSBC Bank plc, 7.65%, 5/1/2025		180,000	208,248
HSBC Bank USA NA, 5.88%, 11/1/2034		300,000	341,803
JPMorgan Chase & Co., 4.25%, 11/2/2018	NZD	200,000	132,788
3.88%, 9/10/2024		$325,000	321,899
8.75%, 9/1/2030		275,000	371,607
Lloyds Bank plc, 3.50%, 5/14/2025		734,000	710,768
QNB Finansbank A/S, 4.88%, 5/19/2022(a)		505,000	464,095
Royal Bank of Canada, 2.13%, 3/2/2020		290,000	286,961
Royal Bank of Scotland Group plc, 3.88%, 9/12/2023		285,000	276,838
Sumitomo Mitsui Financial Group, Inc., 3.66%, 3/29/2022	AUD	780,000	569,480
Toronto-Dominion Bank (The), 2.13%, 4/7/2021		$450,000	437,651
Turkiye Is Bankasi A/S, 6.13%, 4/25/2024(a)		350,000	289,805
Turkiye Vakiflar Bankasi TAO, 5.75%, 1/30/2023(a)		250,000	213,750
Wells Fargo & Co., 3.07%, 1/24/2023		295,000	287,926

			11,004,322

Beverages 0.7%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021		390,000	384,337
Coca-Cola European Partners plc, 3.25%, 8/19/2021		465,000	459,567
Cott Holdings, Inc., 5.50%, 4/1/2025(a)		425,000	414,906
Keurig Dr Pepper, Inc., 4.06%, 5/25/2023(a)		430,000	430,751
4.42%, 5/25/2025(a)		480,000	482,023

			2,171,584

Biotechnology 0.6%
AbbVie, Inc., 2.50%, 5/14/2020		640,000	632,828
4.25%, 11/14/2028		295,000	291,664
Celgene Corp., 3.90%, 2/20/2028		135,000	129,946
Gilead Sciences, Inc., 2.55%, 9/1/2020		775,000	767,210

			1,821,648

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Building Products 0.4%
Jeld-Wen, Inc., 4.63%, 12/15/2025(a)		$300,000	$276,750
PGT Escrow Issuer, Inc., 6.75%, 8/1/2026(a)		305,000	316,438
Standard Industries, Inc., 4.75%, 1/15/2028(a)		270,000	249,399
USG Corp., 5.50%, 3/1/2025(a)		300,000	305,625

			1,148,212

Capital Markets 2.5%
Apollo Management Holdings LP, 4.00%, 5/30/2024(a)		85,000	84,410
4.40%, 5/27/2026(a)		180,000	178,256
5.00%, 3/15/2048(a)		445,000	431,732
BGC Partners, Inc., 5.38%, 7/24/2023		175,000	174,988
Carlyle Holdings II Finance LLC, 5.63%, 3/30/2043(a)		130,000	128,319
CDP Financial, Inc., 5.60%, 11/25/2039(a)		290,000	359,718
Goldman Sachs Group, Inc. (The), 5.20%, 12/17/2019	NZD	975,000	664,317
(ICE LIBOR USD 3 Month + 1.20%), 3.27%, 9/29/2025(h)		$335,000	320,093
(ICE LIBOR USD 3 Month + 1.17%), 3.48%, 5/15/2026(h)		240,000	240,147
(ICE LIBOR USD 3 Month + 1.75%), 4.09%, 10/28/2027(f)(h)		680,000	705,254
(ICE LIBOR USD 3 Month + 1.30%), 4.22%, 5/1/2029(h)		560,000	551,800
ING Bank NV, 5.80%, 9/25/2023(a)		375,000	395,380
Intercontinental Exchange, Inc., 3.45%, 9/21/2023		230,000	228,752
3.75%, 9/21/2028		230,000	227,236
KKR Group Finance Co. III LLC, 5.13%, 6/1/2044(a)		485,000	481,546
Lions Gate Capital Holdings LLC, 5.88%, 11/1/2024(a)		400,000	410,000
Morgan Stanley, 4.75%, 11/16/2018	AUD	130,000	94,251
3.75%, 2/25/2023		$965,000	964,819
(ICE LIBOR USD 3 Month + 1.40%), 3.74%, 10/24/2023(h)		425,000	436,718
(ICE LIBOR USD 3 Month + 1.14%), 3.77%, 1/24/2029(h)		350,000	335,963
UBS AG, 2.45%, 12/1/2020(a)		370,000	362,327

			7,776,026

Chemicals 1.4%
Blue Cube Spinco LLC, 10.00%, 10/15/2025		200,000	230,000
Braskem America Finance Co., 7.13%, 7/22/2041(a)		635,000	732,853
Braskem Netherlands Finance BV, 4.50%, 1/10/2028(a)		745,000	710,506
CF Industries, Inc., 5.38%, 3/15/2044		365,000	338,537
Huntsman International LLC, 5.13%, 11/15/2022		300,000	309,000
Israel Chemicals Ltd., Reg. S, 6.38%, 5/31/2038(a)		150,000	149,940
LyondellBasell Industries NV, 5.00%, 4/15/2019		198,000	198,992
NOVA Chemicals Corp., 5.25%, 6/1/2027(a)		550,000	512,188
Nufarm Australia Ltd., 5.75%, 4/30/2026(a)		270,000	254,813
SASOL Financing USA LLC, 5.88%, 3/27/2024(f)		225,000	229,257
6.50%, 9/27/2028		315,000	319,102
Tronox, Inc., 6.50%, 4/15/2026(a)(f)		270,000	259,875

			4,245,063

Commercial Services & Supplies 0.7%
ACCO Brands Corp., 5.25%, 12/15/2024(a)(f)		270,000	267,975
Atento Luxco 1 SA, 6.13%, 8/10/2022(a)		335,000	328,300
Covanta Holding Corp., 5.88%, 3/1/2024		400,000	408,380
Hulk Finance Corp., 7.00%, 6/1/2026(a)		300,000	289,875
Quad/Graphics, Inc., 7.00%, 5/1/2022(f)		350,000	354,375
Waste Pro USA, Inc., 5.50%, 2/15/2026(a)(f)		405,000	395,887

			2,044,792

Communications Equipment 0.5%
Avaya, Inc., 9.00%, 4/1/2019(a)(d)(e)(i)(j)		625,000	0
Gogo Intermediate Holdings LLC, 12.50%, 7/1/2022(a)		575,000	630,194
IHS Netherlands Holdco BV, 9.50%, 10/27/2021(a)		205,000	208,114
Nokia OYJ, 6.63%, 5/15/2039		650,000	700,375

			1,538,683

Construction & Engineering 0.3%
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 3/30/2029(a)		200,000	207,700
Mexico City Airport Trust, 5.50%, 7/31/2047(a)		445,000	397,167
New Enterprise Stone & Lime Co., Inc., 6.25%, 3/15/2026(a)		220,000	221,650

			826,517

Construction Materials 0.1%
US Concrete, Inc., 6.38%, 6/1/2024		260,000	263,042

Consumer Finance 0.8%
Ally Financial, Inc., 4.13%, 2/13/2022		325,000	324,594
American Express Co., 3.70%, 8/3/2023		310,000	308,435
Caterpillar Financial Services Corp., 1.35%, 5/18/2019(f)		355,000	352,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Consumer Finance (continued)
Ford Motor Credit Co. LLC, 2.55%, 10/5/2018	$200,000	$200,000
3.81%, 10/12/2021	400,000	397,152
General Motors Financial Co., Inc., 3.45%, 4/10/2022	340,000	334,394
Springleaf Finance Corp., 6.88%, 3/15/2025	275,000	274,312
TMX Finance LLC, 11.13%, 4/1/2023(a)	300,000	300,000

		2,490,984

Containers & Packaging 0.4%
Graphic Packaging International LLC, 4.13%, 8/15/2024(f)	180,000	175,050
Smurfit Kappa Treasury Funding DAC, 7.50%, 11/20/2025	555,000	642,413
WestRock MWV LLC, 7.38%, 9/1/2019	305,000	315,891

		1,133,354

Diversified Consumer Services 0.2%
Service Corp. International, 7.50%, 4/1/2027	650,000	730,847

Diversified Financial Services 0.3%
AXA Equitable Holdings, Inc., 3.90%, 4/20/2023(a)	325,000	322,625
Financial & Risk US Holdings, Inc., 8.25%, 11/15/2026(a)	290,000	288,243
VFH Parent LLC, 6.75%, 6/15/2022(a)	250,000	258,125

		868,993

Diversified Telecommunication Services 1.4%
Altice France SA, 7.38%, 5/1/2026(a)	475,000	475,000
AT&T, Inc., 4.30%, 2/15/2030(a)	345,000	331,786
Avanti Communications Group plc, 0.00%, 10/1/2022(a)(k)	268,503	175,668
CCO Holdings LLC, 5.88%, 4/1/2024(a)	275,000	279,469
CenturyLink, Inc., Series Y, 7.50%, 4/1/2024(f)	220,000	234,850
Deutsche Telekom International Finance BV, 4.38%, 6/21/2028(a)	445,000	443,631
Frontier Communications Corp., 11.00%, 9/15/2025	240,000	187,130
8.50%, 4/1/2026(a)	325,000	307,125
Intelsat Jackson Holdings SA, 9.50%, 9/30/2022(a)(f)	415,000	482,437
Sprint Capital Corp., 8.75%, 3/15/2032	400,000	450,000
Verizon Communications, Inc., 3.50%, 11/1/2024	330,000	325,410
4.67%, 3/15/2055	240,000	225,627
Virgin Media Secured Finance plc, 5.25%, 1/15/2026(a)	300,000	293,337

		4,211,470

Electric Utilities 1.6%
Acwa Power Management And Investments One Ltd., 5.95%, 12/15/2039(a)	265,000	256,223
Enel Finance International NV, 4.63%, 9/14/2025(a)	630,000	616,579
Eskom Holdings SOC Ltd., 6.35%, 8/10/2028(a)	315,000	313,692
8.45%, 8/10/2028(a)	125,000	124,938
Evergy, Inc., 5.29%, 6/15/2022(c)	380,000	394,813
Exelon Corp., 2.85%, 6/15/2020	580,000	574,898
Minejesa Capital BV, 4.63%, 8/10/2030(a)	250,000	229,132
Pampa Energia SA, 7.38%, 7/21/2023(a)	200,000	185,502
7.50%, 1/24/2027(a)	270,000	238,842
Perusahaan Listrik Negara PT, 5.45%, 5/21/2028(a)	400,000	410,875
Public Service Co. of Colorado, 2.25%, 9/15/2022	450,000	430,089
South Carolina Electric & Gas Co., 3.50%, 8/15/2021	230,000	230,102
4.25%, 8/15/2028(f)	230,000	229,074
Vistra Operations Co. LLC, 5.50%, 9/1/2026(a)	255,000	257,869
Xcel Energy, Inc., 2.60%, 3/15/2022	355,000	344,221

		4,836,849

Electronic Equipment, Instruments & Components 0.1%
Avnet, Inc., 4.88%, 12/1/2022	420,000	430,924

Energy Equipment & Services 0.7%
Ensco plc, 7.75%, 2/1/2026(f)	285,000	282,862
FTS International, Inc., 6.25%, 5/1/2022(f)	555,000	534,188
National Oilwell Varco, Inc., 2.60%, 12/1/2022	515,000	490,661
Odebrecht Drilling Norbe VIII/IX Ltd., Reg. S, 6.35%, 12/1/2021	165,375	161,861
Transocean Pontus Ltd., 6.13%, 8/1/2025(a)	235,000	238,816
Transocean, Inc., 7.50%, 1/15/2026(a)	365,000	376,863
Weatherford International Ltd., 5.95%, 4/15/2042	150,000	108,000

		2,193,251

Entertainment 0.8%
21st Century Fox America, Inc., 6.15%, 3/1/2037	550,000	683,697
National CineMedia LLC, 5.75%, 8/15/2026(f)	600,000	567,900
NBCUniversal Media LLC, 5.95%, 4/1/2041	250,000	287,064
Viacom, Inc., (ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057(h)	325,000	320,223

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Entertainment (continued)
Warner Media LLC, 4.75%, 3/29/2021	$350,000	$360,572
WMG Acquisition Corp., 5.00%, 8/1/2023(a)	250,000	250,000

		2,469,456

Equity Real Estate Investment Trusts (REITs) 0.6%
American Tower Trust #1, 3.07%, 3/15/2023(a)	275,000	268,499
CoreCivic, Inc., 4.75%, 10/15/2027	575,000	508,875
GEO Group, Inc. (The), 6.00%, 4/15/2026	400,000	383,000
MPT Operating Partnership LP, 5.00%, 10/15/2027	350,000	337,313
Select Income REIT, 4.25%, 5/15/2024	215,000	205,679

		1,703,366

Food & Staples Retailing 0.0%†
Cencosud SA, 6.63%, 2/12/2045(a)	170,000	171,011

Food Products 2.2%
Dean Foods Co., 6.50%, 3/15/2023(a)(f)	475,000	446,975
ESAL GmbH, 6.25%, 2/5/2023(a)	285,000	282,506
FAGE International SA, 5.63%, 8/15/2026(a)(f)	515,000	473,800
Grupo Bimbo SAB de CV,
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.28%), 5.95%, 4/17/2023(a)(f)(g)(h)	235,000	235,587
JBS Investments GmbH, 7.75%, 10/28/2020(a)	995,000	1,015,288
Kraft Heinz Foods Co., 4.88%, 2/15/2025(a)	1,095,000	1,112,922
4.63%, 1/30/2029	280,000	279,534
Lamb Weston Holdings, Inc., 4.88%, 11/1/2026(a)	250,000	245,000
Land O’ Lakes, Inc., 6.00%, 11/15/2022(a)	470,000	489,809
MARB BondCo plc, 6.88%, 1/19/2025(a)	240,000	223,200
Minerva Luxembourg SA, 5.88%, 1/19/2028(a)	655,000	581,313
Nestle Holdings, Inc., 3.50%, 9/24/2025(a)	760,000	754,479
Tyson Foods, Inc., 3.90%, 9/28/2023	440,000	441,731
Unilever Capital Corp., 3.00%, 3/7/2022	205,000	202,979

		6,785,123

Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., 2.89%, 6/6/2022	540,000	525,012
Hill-Rom Holdings, Inc., 5.00%, 2/15/2025(a)	250,000	244,458
Hologic, Inc., 4.38%, 10/15/2025(a)	270,000	258,692

		1,028,162

Health Care Providers & Services 2.5%
Anthem, Inc., 2.50%, 11/21/2020	460,000	452,721
Centene Corp., 4.75%, 1/15/2025	300,000	299,250
Cigna Corp., 3.05%, 10/15/2027	180,000	162,196
Community Health Systems, Inc., 5.13%, 8/1/2021	250,000	243,125
CVS Health Corp., 3.70%, 3/9/2023	480,000	477,488
4.10%, 3/25/2025	870,000	867,671
3.88%, 7/20/2025	160,000	157,670
4.30%, 3/25/2028	145,000	143,863
4.78%, 3/25/2038	275,000	273,682
Enterprise Merger Sub, Inc., 8.75%, 10/15/2026(a)	550,000	550,000
Halfmoon Parent, Inc., 3.20%, 9/17/2020(a)	520,000	518,091
4.38%, 10/15/2028(a)	435,000	433,733
HCA, Inc., 5.25%, 4/15/2025	200,000	206,250
7.50%, 11/6/2033	1,175,000	1,273,559
Tenet Healthcare Corp., 4.63%, 7/15/2024	275,000	267,438
6.88%, 11/15/2031	745,000	666,924
Universal Health Services, Inc., 5.00%, 6/1/2026(a)	175,000	175,438
WellCare Health Plans, Inc., 5.25%, 4/1/2025	385,000	391,256

		7,560,355

Hotels, Restaurants & Leisure 2.4%
Boyne USA, Inc., 7.25%, 5/1/2025(a)	330,000	348,975
Carrols Restaurant Group, Inc., 8.00%, 5/1/2022	375,000	391,050
Delta Merger Sub, Inc., 6.00%, 9/15/2026(a)	415,000	420,187
Enterprise Development Authority (The), 12.00%, 7/15/2024(a)	500,000	481,250
GLP Capital LP, 5.75%, 6/1/2028	325,000	334,344
Golden Nugget, Inc., 6.75%, 10/15/2024(a)	650,000	659,347
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/2024	335,000	324,213
International Game Technology plc, 6.25%, 1/15/2027(a)	425,000	430,270
Jack Ohio Finance LLC, 6.75%, 11/15/2021(a)	375,000	388,125
McDonald’s Corp., 3.35%, 4/1/2023	700,000	694,052
3.80%, 4/1/2028	300,000	295,821
Sands China Ltd., 5.40%, 8/8/2028(a)(f)	200,000	199,030
Scientific Games International, Inc., 5.00%, 10/15/2025(a)(f)	525,000	498,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp., 3.80%, 8/15/2025	$445,000	$442,060
4.00%, 11/15/2028	190,000	189,465
4.50%, 11/15/2048	180,000	177,028
Sugarhouse HSP Gaming Prop Mezz LP, 5.88%, 5/15/2025(a)(f)	700,000	661,290
Viking Cruises Ltd., 5.88%, 9/15/2027(a)	350,000	341,530

		7,276,787

Household Durables 0.8%
Newell Brands, Inc., 5.00%, 11/15/2023	650,000	657,288
5.50%, 4/1/2046	170,000	161,962
NVR, Inc., 3.95%, 9/15/2022	330,000	330,209
PulteGroup, Inc., 5.00%, 1/15/2027(f)	255,000	241,613
Shea Homes LP, 5.88%, 4/1/2023(a)	335,000	330,394
Tempur Sealy International, Inc., 5.50%, 6/15/2026(f)	375,000	359,531
Williams Scotsman International, Inc., 7.88%, 12/15/2022(a)(f)	120,000	123,600
6.88%, 8/15/2023(a)	130,000	129,025

		2,333,622

Household Products 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/2025	335,000	338,350

Independent Power and Renewable Electricity Producers 0.5%
Clearway Energy Operating LLC, 5.75%, 10/15/2025(a)	360,000	363,168
Cometa Energia SA de CV, 6.38%, 4/24/2035(a)	325,000	319,232
NRG Energy, Inc., 7.25%, 5/15/2026(f)	235,000	254,975
Vistra Energy Corp., 7.63%, 11/1/2024	429,000	461,711

		1,399,086

Insurance 0.9%
Ardonagh Midco 3 plc, 8.63%, 7/15/2023(a)(f)	525,000	518,437
Athene Global Funding, 2.75%, 4/20/2020(a)	540,000	533,247
Athene Holding Ltd., 4.13%, 1/12/2028	350,000	327,004
Brighthouse Financial, Inc., 3.70%, 6/22/2027	285,000	253,006
Mercury General Corp., 4.40%, 3/15/2027	155,000	149,262
Mutual of Omaha Insurance Co., (ICE LIBOR USD 3 Month + 2.64%), 4.30%, 7/15/2054(a)(h)	170,000	168,300
Prudential Financial, Inc., (ICE LIBOR USD 3 Month + 2.67%), 5.70%, 9/15/2048(h)	425,000	423,547
Validus Holdings Ltd., 8.88%, 1/26/2040	340,000	488,917

		2,861,720

Internet & Direct Marketing Retail 0.2%
Amazon.com, Inc., 5.20%, 12/3/2025	260,000	285,520
QVC, Inc., 4.38%, 3/15/2023	310,000	306,196

		591,716

IT Services 0.1%
VeriSign, Inc., 4.63%, 5/1/2023	300,000	305,148

Machinery 0.2%
Novelis Corp., 5.88%, 9/30/2026(a)	270,000	263,790
Park-Ohio Industries, Inc., 6.63%, 4/15/2027(f)	240,000	246,000
Stevens Holding Co., Inc., 6.13%, 10/1/2026(a)	55,000	55,894

		565,684

Marine 0.1%
Pelabuhan Indonesia II PT, 5.38%, 5/5/2045(a)	200,000	185,500

Media 2.3%
Altice Luxembourg SA, 7.63%, 2/15/2025(a)(f)	930,000	847,602
Charter Communications Operating LLC, 4.91%, 7/23/2025	690,000	700,645
6.38%, 10/23/2035	360,000	387,179
Clear Channel Worldwide Holdings, Inc., Series A, 6.50%, 11/15/2022	475,000	483,906
Cox Communications, Inc., 3.25%, 12/15/2022(a)	270,000	262,287
CSC Holdings LLC, 10.88%, 10/15/2025(a)	275,000	319,687
5.50%, 4/15/2027(a)	300,000	291,000
Discovery Communications LLC, 5.63%, 8/15/2019	258,000	263,647
6.35%, 6/1/2040	400,000	439,516
DISH DBS Corp., 7.75%, 7/1/2026(f)	775,000	731,057
Interpublic Group of Cos., Inc. (The), 3.75%, 10/1/2021	370,000	370,733
Liberty Interactive LLC, 8.25%, 2/1/2030(f)	415,000	442,515
Meredith Corp., 6.88%, 2/1/2026(a)(f)	275,000	281,875
Nexstar Broadcasting, Inc., 5.63%, 8/1/2024(a)(f)	250,000	244,688
Sirius XM Radio, Inc., 5.00%, 8/1/2027(a)	400,000	384,884
SiTV LLC, 10.38%, 7/1/2019(a)	325,000	188,500
Univision Communications, Inc., 5.13%, 2/15/2025(a)(f)	400,000	374,000

		7,013,721

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Metals & Mining 1.5%
Alcoa Nederland Holding BV, 6.13%, 5/15/2028(a)		$325,000	$333,937
Cleveland-Cliffs, Inc., 4.88%, 1/15/2024(a)		275,000	270,875
CSN Resources SA, Reg. S, 6.50%, 7/21/2020(f)		625,000	605,625
6.50%, 7/21/2020(a)		200,000	193,800
First Quantum Minerals Ltd., 7.50%, 4/1/2025(a)		555,000	526,556
6.88%, 3/1/2026(a)(f)		270,000	245,363
Freeport-McMoRan, Inc., 5.40%, 11/14/2034		210,000	197,400
5.45%, 3/15/2043		695,000	632,450
GTL Trade Finance, Inc., 7.25%, 4/16/2044(a)		315,000	322,878
New Gold, Inc., 6.38%, 5/15/2025(a)		350,000	290,500
Samarco Mineracao SA, 4.13%, 11/1/2022(a)(j)		50,000	34,350
5.75%, 10/24/2023(a)(j)		205,000	144,525
Vale Canada Ltd., 7.20%, 9/15/2032		145,000	159,138
Vale Overseas Ltd., 6.88%, 11/10/2039(f)		400,000	468,600
Vedanta Resources plc, 6.13%, 8/9/2024(a)		250,000	232,267

			4,658,264

Multiline Retail 0.1%
Kohl’s Corp., 5.55%, 7/17/2045		465,000	446,587

Oil, Gas & Consumable Fuels 6.1%
BP Capital Markets America, Inc., 3.80%, 9/21/2025		430,000	430,953
3.94%, 9/21/2028		450,000	452,858
Canadian Oil Sands Ltd., 7.75%, 5/15/2019(a)		505,000	516,641
Cenovus Energy, Inc., 4.25%, 4/15/2027		560,000	541,324
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/2027		295,000	296,106
Cheniere Energy Partners LP, 5.25%, 10/1/2025		325,000	325,400
5.63%, 10/1/2026(a)		275,000	276,980
Chesapeake Energy Corp., 8.00%, 6/15/2027		270,000	275,400
Cimarex Energy Co., 4.38%, 6/1/2024(f)		260,000	262,249
Covey Park Energy LLC, 7.50%, 5/15/2025(a)		375,000	380,156
DCP Midstream Operating LP, 3.88%, 3/15/2023(f)		250,000	243,750
5.38%, 7/15/2025		235,000	239,406
Denbury Resources, Inc., 7.50%, 2/15/2024(a)(f)		495,000	509,850
Devon Financing Co. LLC, 7.88%, 9/30/2031		285,000	355,338
Ecopetrol SA, 5.88%, 5/28/2045(f)		130,000	128,570
Eni SpA, Series X-R, 4.00%, 9/12/2023(a)		920,000	910,148
EnLink Midstream Partners LP, 5.05%, 4/1/2045		420,000	348,505
5.45%, 6/1/2047		160,000	139,708
EP Energy LLC, 7.75%, 5/15/2026(a)		375,000	383,906
EQT Midstream Partners LP, 5.50%, 7/15/2028		385,000	395,620
Frontera Energy Corp., 9.70%, 6/25/2023(a)(f)		225,000	235,969
Holly Energy Partners LP, 6.00%, 8/1/2024(a)		260,000	265,850
Jagged Peak Energy LLC, 5.88%, 5/1/2026(a)(f)		270,000	268,650
Jonah Energy LLC, 7.25%, 10/15/2025(a)(f)		295,000	225,675
KazMunayGas National Co. JSC, 5.38%, 4/24/2030(a)		180,000	182,898
6.38%, 10/24/2048(a)		495,000	519,067
Medco Platinum Road Pte. Ltd., 6.75%, 1/30/2025(a)		200,000	188,818
MPLX LP, 4.50%, 4/15/2038		410,000	386,423
Murphy Oil Corp., 5.75%, 8/15/2025		265,000	269,288
Pertamina Persero PT, 6.00%, 5/3/2042(a)(f)		195,000	199,954
Petroamazonas EP, 4.63%, 2/16/2020(a)		200,000	197,000
4.63%, 11/6/2020(a)		400,000	386,000
Petrobras Global Finance BV, 5.30%, 1/27/2025		95,000	88,730
5.75%, 2/1/2029		265,000	236,605
Petroleos de Venezuela SA, Reg. S, 8.50%, 10/27/2020		90,000	76,050
Reg. S, 6.00%, 11/15/2026(j)		405,000	87,075
Reg. S, 5.50%, 4/12/2037(j)		310,000	68,200
Petroleos Mexicanos, 5.50%, 1/21/2021		300,000	309,573
4.63%, 9/21/2023		310,000	307,210
5.35%, 2/12/2028(a)		130,000	122,525
6.75%, 9/21/2047		350,000	333,967
Rockies Express Pipeline LLC, 5.63%, 4/15/2020(a)		360,000	369,900
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024		450,000	483,062
5.00%, 3/15/2027		160,000	164,350
Sanchez Energy Corp., 6.13%, 1/15/2023		500,000	285,000
SEPLAT Petroleum Development Co. plc, 9.25%, 4/1/2023(a)		250,000	250,050
SM Energy Co., 6.63%, 1/15/2027(f)		275,000	284,281
Sunoco Logistics Partners Operations LP, 5.40%, 10/1/2047		520,000	514,367
Sunoco LP, 4.88%, 1/15/2023(a)		245,000	242,550
Tallgrass Energy Partners LP, 5.50%, 9/15/2024(a)(f)		345,000	351,469
Tecpetrol SA, 4.88%, 12/12/2022(a)		130,000	117,975
Tennessee Gas Pipeline Co. LLC, 8.38%, 6/15/2032		450,000	568,108
Total Capital International SA, 4.25%, 11/26/2021	AUD	780,000	587,959

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
TransMontaigne Partners LP, 6.13%, 2/15/2026	$120,000	$113,100
Tullow Oil plc, 7.00%, 3/1/2025(a)	225,000	219,375
Williams Cos., Inc. (The), 4.55%, 6/24/2024	510,000	518,152
5.80%, 11/15/2043	285,000	307,725
WPX Energy, Inc., 5.75%, 6/1/2026	270,000	273,375
YPF SA, 8.50%, 3/23/2021(a)	210,000	211,575
8.75%, 4/4/2024(a)	300,000	299,100

		18,529,868

Paper & Forest Products 0.3%
Georgia-Pacific LLC, 8.88%, 5/15/2031	155,000	225,344
Suzano Austria GmbH, 6.00%, 1/15/2029(a)	580,000	582,320
7.00%, 3/16/2047(a)	205,000	213,770

		1,021,434

Pharmaceuticals 1.3%
AstraZeneca plc, 2.38%, 11/16/2020(f)	625,000	615,442
2.38%, 6/12/2022	315,000	302,764
Bausch Health Cos., Inc., 5.50%, 3/1/2023(a)(f)	275,000	264,687
7.00%, 3/15/2024(a)	225,000	237,713
9.25%, 4/1/2026(a)	400,000	431,500
Bayer US Finance II LLC, 3.50%, 6/25/2021(a)	615,000	613,573
4.38%, 12/15/2028(a)	350,000	342,912
Bayer US Finance LLC, 3.38%, 10/8/2024(a)	550,000	524,104
Shire Acquisitions Investments Ireland DAC, 1.90%, 9/23/2019	575,000	568,852

		3,901,547

Professional Services 0.2%
Equifax, Inc., 3.95%, 6/15/2023	705,000	700,211

Real Estate Management & Development 0.1%
Avison Young Canada, Inc., 9.50%, 12/15/2021(a)	300,000	317,250

Road & Rail 0.1%
Rumo Luxembourg Sarl, 5.88%, 1/18/2025(a)	260,000	241,153

Semiconductors & Semiconductor Equipment 0.5%
Advanced Micro Devices, Inc., 7.50%, 8/15/2022	225,000	253,134
Broadcom Corp., 3.88%, 1/15/2027	415,000	390,698
Marvell Technology Group Ltd., 4.20%, 6/22/2023	470,000	467,695
QUALCOMM, Inc., 2.60%, 1/30/2023	400,000	384,519

		1,496,046

Software 0.1%
Oracle Corp., 2.95%, 5/15/2025	400,000	383,811

Specialty Retail 0.3%
AutoNation, Inc., 3.80%, 11/15/2027	90,000	83,365
L Brands, Inc., 5.63%, 2/15/2022	210,000	212,163
Penske Automotive Group, Inc., 5.50%, 5/15/2026(f)	245,000	238,189
Staples, Inc., 8.50%, 9/15/2025(a)	320,000	301,600

		835,317

Technology Hardware, Storage & Peripherals 0.3%
Dell International LLC, 8.35%, 7/15/2046(a)	715,000	890,000
Hewlett Packard Enterprise Co., 2.85%, 10/5/2018	140,000	140,005

		1,030,005

Thrifts & Mortgage Finance 0.1%
Quicken Loans, Inc., 5.25%, 1/15/2028(a)	395,000	366,856

Tobacco 0.9%
Altria Group, Inc., 9.25%, 8/6/2019	434,000	457,218
9.95%, 11/10/2038	55,000	86,867
10.20%, 2/6/2039	272,000	427,788
BAT Capital Corp., (ICE LIBOR USD 3 Month + 0.59%), 2.91%, 8/14/2020(a)(h)	805,000	807,850
Reynolds American, Inc., 6.88%, 5/1/2020	315,000	332,022
4.45%, 6/12/2025	400,000	402,948
8.13%, 5/1/2040	245,000	321,582

		2,836,275

Trading Companies & Distributors 0.1%
H&E Equipment Services, Inc., 5.63%, 9/1/2025	260,000	259,350

Transportation Infrastructure 0.2%
DP World Ltd., 5.63%, 9/25/2048(a)	500,000	495,096

Wireless Telecommunication Services 2.1%
America Movil SAB de CV, 5.00%, 10/16/2019	460,000	469,078
C&W Senior Financing DAC, 6.88%, 9/15/2027(a)(f)	595,000	593,512
Comunicaciones Celulares SA, 6.88%, 2/6/2024(a)(f)	205,000	209,612
Digicel Group Ltd., 8.25%, 9/30/2020(a)	250,000	190,625

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Corporate Bonds (continued)

	Principal Amount		Value
Wireless Telecommunication Services (continued)
Digicel Group Ltd., (continued) 7.13%, 4/1/2022(a)(f)		$295,000	$193,181
Digicel Ltd., 6.75%, 3/1/2023(a)(f)		725,000	604,469
Inmarsat Finance plc, 4.88%, 5/15/2022(a)		400,000	398,000
MTN Mauritius Investments Ltd., 5.37%, 2/13/2022(a)		50,000	48,234
4.76%, 11/11/2024(a)		75,000	67,832
6.50%, 10/13/2026(a)		290,000	283,445
Oztel Holdings SPC Ltd., 6.63%, 4/24/2028(a)		395,000	395,672
Sprint Communications, Inc., 7.00%, 8/15/2020(f)		275,000	287,375
Sprint Corp., 7.88%, 9/15/2023		355,000	382,956
Sprint Spectrum Co. LLC, 3.36%, 9/20/2021(a)		386,250	384,802
4.74%, 3/20/2025(a)		415,000	414,813
Telefonica Celular del Paraguay SA, 6.75%, 12/13/2022(a)		180,000	183,715
T-Mobile USA, Inc., 6.50%, 1/15/2026		610,000	639,097
Turkcell Iletisim Hizmetleri A/S, 5.80%, 4/11/2028(a)		380,000	331,276
Vodafone Group plc, 6.15%, 2/27/2037		230,000	253,996

			6,331,690

Total Corporate Bonds (cost $142,583,881)			140,759,736

Foreign Government Securities 14.4%

	Principal Amount		Value
ANGOLA 0.2%
Republic of Angola, Reg. S, 7.00%, 8/17/2019		62,500	63,031
8.25%, 5/9/2028(a)		425,000	439,008
9.38%, 5/8/2048(a)		105,000	110,855

			612,894

ARGENTINA 1.3%
Bonos de la Nacion Argentina con Ajuste por CER, 3.75%, 2/8/2019(l)	ARS	11,711,000	344,620
Provincia de Buenos Aires, Reg. S, 5.75%, 6/15/2019		$150,000	148,500
6.50%, 2/15/2023(a)		345,000	301,016
Reg. S, (Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 3.75%), 37.38%, 4/12/2025(h)	ARS	5,400,000	115,072
7.88%, 6/15/2027(a)		$150,000	124,726
Republic of Argentina, 6.25%, 4/22/2019		395,000	395,596
6.88%, 4/22/2021		465,000	444,075
4.63%, 1/11/2023		650,000	549,250
5.88%, 1/11/2028		575,000	455,113
6.63%, 7/6/2028		75,000	61,500
0.00%, 12/15/2035(b)		890,000	35,155
2.50%, 12/31/2038(c)		580,000	341,040
7.63%, 4/22/2046		655,000	531,212
6.25%, 11/9/2047	EUR	240,000	212,171

			4,059,046

BAHRAIN 0.1%
Kingdom of Bahrain, 5.88%, 1/26/2021(a)		$380,000	381,269

BRAZIL 0.5%
Brazil Notas do Tesouro Nacional, 10.00%, 1/1/2025	BRL	1,959,000	457,576
10.00%, 1/1/2027		3,315,000	754,199
10.00%, 1/1/2029		1,473,000	328,754

			1,540,529

CANADA 0.6%
Canada Government Bond, 2.25%, 6/1/2025	CAD	1,660,000	1,273,920
Province of British Columbia, 6.60%, 1/9/2020(a)	INR	8,800,000	119,490
Province of Quebec, 4.50%, 12/1/2020	CAD	650,000	525,525

			1,918,935

CHILE 0.4%
Bonos de la Tesoreria de la Republica en pesos, 4.50%, 3/1/2021	CLP	385,000,000	594,384
4.50%, 3/1/2026		490,000,000	745,464

			1,339,848

COLOMBIA 0.5%
Republic of Colombia, 3.88%, 4/25/2027		$175,000	169,750
Titulos de Tesoreria, 7.00%, 5/4/2022	COP	1,499,800,000	525,888
6.25%, 11/26/2025		1,438,100,000	477,398
7.50%, 8/26/2026		987,800,000	349,512

			1,522,548

CROATIA 0.3%
Republic of Croatia, 6.75%, 11/5/2019(a)(f)		$245,000	253,729
Reg. S, 3.88%, 5/30/2022	EUR	225,000	291,270
6.00%, 1/26/2024(a)(f)		$295,000	320,473

			865,472

DOMINICAN REPUBLIC 0.3%
Dominican Republic Bond, 6.00%, 7/19/2028(a)		480,000	488,136
6.85%, 1/27/2045(a)		100,000	101,250
6.50%, 2/15/2048(a)		225,000	220,500

			809,886

ECUADOR 0.1%
Republic of Ecuador, 8.88%, 10/23/2027(a)		200,000	189,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
ECUADOR (continued)
Republic of Ecuador (continued)
7.88%, 1/23/2028(a)		$200,000	$179,940

			369,680

EGYPT 0.2%
Arab Republic of Egypt, 5.58%, 2/21/2023(a)		630,000	610,924

GABON 0.1%
Gabon Government Bond, 6.38%, 12/12/2024(a)		355,000	335,113

GERMANY 0.0%†
Federal Republic of Germany, Reg. S, 2.50%, 8/15/2046	EUR	61,328	96,248

GHANA 0.1%
Republic of Ghana, 7.88%, 8/7/2023(a)		$75,000	78,487
10.75%, 10/14/2030(a)		175,000	217,648

			296,135

HUNGARY 0.3%
Hungary Government Bond,
1.75%, 10/26/2022	HUF	212,580,000	750,382
6.00%, 11/24/2023		57,700,000	242,703

			993,085

INDONESIA 0.7%
Perusahaan Penerbit SBSN Indonesia III, 4.40%, 3/1/2028(a)		$255,000	249,594
Republic of Indonesia, 3.38%, 4/15/2023(a)(f)		280,000	272,127
4.75%, 1/8/2026(a)		130,000	131,780
4.35%, 1/8/2027(a)		210,000	207,121
3.75%, 6/14/2028(a)	EUR	200,000	254,270
8.75%, 5/15/2031	IDR	3,975,000,000	273,421
7.50%, 8/15/2032		5,638,000,000	349,975
8.38%, 3/15/2034		2,528,000,000	166,323
8.25%, 5/15/2036		1,465,000,000	95,756
5.25%, 1/8/2047(a)		$250,000	254,953

			2,255,320

IRELAND 0.2%
Republic of Ireland, Reg. S, 1.00%, 5/15/2026	EUR	455,000	540,129

ITALY 0.3%
Italy Buoni Poliennali Del Tesoro, 2.00%, 2/1/2028		700,000	749,659

IVORY COAST 0.1%
Republic of Cote d’Ivoire, 5.75%, 12/31/2032(a)(c)		$457,875	432,893

KAZAKHSTAN 0.2%
KazAgro National Management Holding JSC, 4.63%, 5/24/2023(a)		455,000	448,530

KENYA 0.1%
Republic of Kenya, 7.25%, 2/28/2028(a)		255,000	247,988

MALAYSIA 0.2%
Malaysia Government Bond, 3.76%, 3/15/2019	MYR	1,453,000	351,995
4.06%, 9/30/2024		1,505,000	365,074

			717,069

MEXICO 0.8%
Mexican Bonos, 6.50%, 6/9/2022	MXN	15,060,000	772,290
8.00%, 12/7/2023		16,870,000	910,245
10.00%, 11/20/2036		6,500,000	410,607
8.00%, 11/7/2047		9,000,000	474,926

			2,568,068

MONGOLIA 0.1%
Mongolia Government Bond, 5.13%, 12/5/2022(a)		$265,000	253,725

NETHERLANDS 0.6%
Netherlands Government Bond, Reg. S, 2.50%, 1/15/2033(a)	EUR	1,255,000	1,786,018

NIGERIA 0.1%
Federal Republic of Nigeria, 7.70%, 2/23/2038(a)		$185,000	181,085

OMAN 0.3%
Oman Government Bond, 4.13%, 1/17/2023(a)		365,000	355,664
6.75%, 1/17/2048(a)		515,000	500,899

			856,563

PERU 0.3%
Republic of Peru, 5.70%, 8/12/2024(a)	PEN	1,403,000	442,883
8.20%, 8/12/2026(a)		955,000	341,350

			784,233

POLAND 0.7%
Republic of Poland, 4.00%, 10/25/2023	PLN	2,180,000	631,211
3.25%, 7/25/2025		1,825,000	504,216
2.50%, 7/25/2026		3,643,000	945,631

			2,081,058

PORTUGAL 0.5%
Portugal Obrigacoes do Tesouro OT, Reg. S, 4.95%, 10/25/2023(a)	EUR	425,000	596,182
Reg. S, 5.65%, 2/15/2024(a)		550,000	795,987

			1,392,169

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Foreign Government Securities (continued)

	Principal Amount		Value
QATAR 0.2%
Qatar Government Bond, 5.10%, 4/23/2048(a)		$530,000	$551,200

ROMANIA 0.4%
Romania Government Bond, 5.80%, 7/26/2027	RON	4,770,000	1,271,905

SAUDI ARABIA 0.2%
Kingdom of Saudi Arabia, 4.30%, 1/19/2029(a)		$150,000	150,288
5.00%, 4/17/2049(a)		490,000	497,350

			647,638

SLOVENIA 0.1%
Republic of Slovenia, Reg. S, 4.63%, 9/9/2024	EUR	157,000	226,232

SOUTH AFRICA 0.9%
Republic of South Africa, 10.50%, 12/21/2026	ZAR	13,226,000	1,013,000
4.30%, 10/12/2028		$145,000	130,024
7.00%, 2/28/2031	ZAR	11,562,035	670,359
8.88%, 2/28/2035		11,896,000	782,758
8.75%, 1/31/2044		3,705,007	233,340

			2,829,481

SOUTH KOREA 0.0%†
Export-Import Bank of Korea, 6.90%, 1/8/2021(a)	IDR	2,100,000,000	132,287

SPAIN 0.4%
Kingdom of Spain, Reg. S, 1.30%, 10/31/2026(a)	EUR	320,000	373,915
Reg. S, 5.15%, 10/31/2028(a)		610,000	948,561

			1,322,476

SRI LANKA 0.3%
Democratic Socialist Republic of Sri Lanka, Reg. S, 6.25%, 7/27/2021		$650,000	651,146
5.75%, 4/18/2023(a)		130,000	126,484

			777,630

SWEDEN 0.3%
Sweden Government Bond, 1.00%, 11/12/2026	SEK	6,800,000	798,105

TURKEY 0.1%
Export Credit Bank of Turkey, 6.13%, 5/3/2024(a)		$400,000	357,924

UKRAINE 0.8%
Ukraine Government Bond, 7.75%, 9/1/2019(a)		825,000	830,292
Reg. S, 7.75%, 9/1/2020		515,000	518,863
Reg. S, 7.75%, 9/1/2021		230,000	231,725
Reg. S, 7.75%, 9/1/2025		200,000	190,198
Reg. S, 7.75%, 9/1/2026		150,000	140,854
Ukreximbank Via Biz Finance plc, 9.63%, 4/27/2022(a)		195,000	198,373
Reg. S, 9.75%, 1/22/2025		200,000	200,900

			2,311,205

UNITED KINGDOM 0.3%
U.K. Treasury Bonds, Reg. S, 4.75%, 12/7/2030	GBP	133,000	232,520
Reg. S, 4.25%, 6/7/2032		435,000	741,438

			973,958

VENEZUELA, BOLIVARIAN REPUBLIC OF 0.1%
Bolivarian Republic of Venezuela, Reg. S, 9.00%, 5/7/2023(j)		$460,000	124,062
Reg. S, 8.25%, 10/13/2024(j)		270,000	72,009
9.25%, 9/15/2027(j)		545,000	148,077

			344,148

ZAMBIA 0.1%
Republic of Zambia, 5.38%, 9/20/2022(a)		380,000	265,559

Total Foreign Government Securities (cost $46,473,825)			43,855,867

Loan Participations 0.4%

	Principal Amount		Value

Equity Real Estate Investment Trusts (REITs) 0.2%
Communications Sales & Leasing, Inc., 1st Lien Term Loan, (ICE LIBOR USD 1 Month + 3.00%), 5.24%, 10/24/2022(h)		475,322	454,408

Paper & Forest Products 0.0%†
Catalyst Paper Corp., Term Loan, (ICE LIBOR USD 3 Month + 12.00%), 12.00%, 1/1/2100(d)(h)		147,593	119,513

Specialty Retail 0.2%
J. Crew Group, Inc. Term Loan, (ICE LIBOR USD 1 Month + 3.22%), 5.55%, 3/5/2021(h)		133,930	121,755
Petco Animal Supplies, Inc., Term Loan, (ICE LIBOR USD 3 Month + 3.25%), 5.59%, 1/26/2023(h)		781,955	632,703

			754,458

Total Loan Participation (cost $1,518,053)			1,328,379

Mortgage-Backed Securities 11.5%

	Principal Amount		Value
FHLMC Gold Pool
Pool# C90381 7.50%, 11/1/2020		36	37

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount	Value
FHLMC Gold Pool (continued)
Pool# C00712 6.50%, 2/1/2029	$2,836	$3,137
Pool# J32653 3.50%, 8/1/2030	64,449	64,895
Pool# C41531 8.00%, 8/1/2030	1,250	1,294
Pool# J32749 3.50%, 9/1/2030	61,648	62,065
Pool# C42327 8.00%, 9/1/2030	728	802
Pool# C01104 8.00%, 12/1/2030	4,490	5,051
Pool# C49587 8.00%, 3/1/2031	4,537	4,548
Pool# C50477 8.00%, 4/1/2031	11,238	11,660
Pool# C53381 8.00%, 6/1/2031	1,034	1,036
Pool# C69951 6.50%, 8/1/2032	16,655	18,425
Pool# G60085 5.50%, 6/1/2041	162,598	176,240
Pool# Q20545 3.50%, 7/1/2043	260,981	258,879
Pool# G07787 4.00%, 8/1/2044	395,189	401,809
Pool# G60847 4.00%, 1/1/2045	618,818	630,379
Pool# Q37249 3.50%, 11/1/2045	292,506	289,044
Pool# Q38896 4.00%, 2/1/2046	762,598	773,850
Pool# Q39379 4.50%, 3/1/2046	119,210	123,285
Pool# Q50962 3.50%, 9/1/2047	881,270	868,125
Pool# Q52093 3.50%, 11/1/2047	1,450,591	1,428,772
Pool# G08791 3.00%, 12/1/2047	295,937	283,372
FNMA Pool
Pool# FN0004 3.62%, 12/1/2020	101,706	102,680
Pool# AM9378 3.13%, 7/1/2025	306,903	302,198
Pool# AN2259 2.55%, 7/1/2026	288,670	272,542
Pool# 540017 8.00%, 5/1/2030	913	914
Pool# AZ4471 3.50%, 7/1/2030	84,817	85,342
Pool# AZ6158 3.50%, 9/1/2030	43,251	43,571
Pool# AL6344 5.00%, 2/1/2031	19,486	20,532
Pool# 564993 7.50%, 3/1/2031	6,720	6,817
Pool# 606566 7.50%, 10/1/2031	2,958	3,030
Pool# 642656 7.00%, 7/1/2032	4,707	4,728
Pool# AB0047 4.50%, 4/1/2035	357,080	372,737
Pool# 886574 4.39%, 8/1/2036(b)	40,825	42,885
Pool# 888817 5.50%, 8/1/2037	78,050	84,306
Pool# AL1104 5.50%, 2/1/2038	134,512	145,291
Pool# 995049 5.50%, 2/1/2038	121,193	130,859
Pool# 257231 5.50%, 6/1/2038	108,815	117,043
Pool# AE0811 6.00%, 9/1/2039	30,060	33,105
Pool# AC9581 5.50%, 1/1/2040	36,887	39,903
Pool# AL5814 5.50%, 7/1/2040	383,524	417,004
Pool# AB5692 4.00%, 6/1/2042	150,819	152,923
Pool# AB5617 4.00%, 7/1/2042	163,072	165,360
Pool# AL5760 4.00%, 9/1/2043	258,956	263,599
Pool# AS4991 3.50%, 5/1/2045	957,825	946,657
Pool# AY4204 3.50%, 5/1/2045	456,327	451,006
Pool# AZ9821 3.50%, 9/1/2045	358,057	353,889
Pool# AL7441 3.50%, 10/1/2045	221,854	219,271
Pool# BC0302 4.50%, 3/1/2046	341,055	356,407
Pool# AS6938 4.00%, 4/1/2046	1,142,296	1,158,268
Pool# AS8204 3.50%, 10/1/2046	580,270	572,964
Pool# MA2833 3.00%, 12/1/2046	3,147,695	3,014,738
Pool# BE4223 3.50%, 12/1/2046	238,060	234,842
Pool# MA2956 3.00%, 4/1/2047	1,013,175	970,305
Pool# AS9535 4.00%, 5/1/2047	417,135	418,042
Pool# CA0079 4.00%, 7/1/2047	517,605	518,718
Pool# BH6534 4.00%, 7/1/2047	299,709	302,997
Pool# BH2594 3.50%, 8/1/2047	1,333,804	1,314,046
Pool# BH6565 4.00%, 8/1/2047	199,571	201,750
Pool# BH2682 3.50%, 9/1/2047	1,161,216	1,143,608
Pool# MA3210 3.50%, 12/1/2047	383,240	377,349
Pool# CA1662 4.00%, 5/1/2048	783,640	785,269
Pool# BK8101 5.00%, 7/1/2048	1,296,785	1,363,113
Pool# 890848 4.00%, 8/1/2048	983,147	999,053

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Mortgage-Backed Securities (continued)

	Principal Amount		Value
FNMA Pool (continued)
Pool# BE8368 4.50%, 8/1/2048		$1,478,147	$1,534,443
Pool# CA2172 4.50%, 8/1/2048		239,412	248,617
FNMA TBA 3.00%, 10/25/2033		350,000	345,658
3.00%, 10/25/2048		590,000	564,498
3.50%, 10/25/2048		2,380,000	2,341,989
4.00%, 10/25/2048		1,335,000	1,348,037
4.50%, 10/25/2048		1,735,000	1,789,703
GNMA I Pool
Pool# AC3663 2.49%, 6/15/2035		244,584	222,390
GNMA II Pool
Pool# 82468 3.50%, 1/20/2040(b)		109,626	113,636
Pool# 82483 3.50%, 2/20/2040(b)		35,831	37,157
Pool# 82520 3.62%, 4/20/2040(b)		67,532	69,972
Pool# 82570 4.25%, 6/20/2040(b)		1,444	1,494
Pool# MA1161 5.50%, 7/20/2043		53,895	57,666
Pool# MA1289 5.50%, 9/20/2043		117,883	127,656
Pool# 725640 5.29%, 5/20/2060(b)		57,625	58,274
Pool# 710065 4.81%, 2/20/2061(b)		74,859	75,294
Pool# 773443 5.13%, 4/20/2062(b)		63,274	64,052
Pool# 766552 4.79%, 5/20/2062(b)		38,064	38,430
Pool# 765227 4.57%, 11/20/2062(b)		533,902	540,127
Pool# AC0942 4.66%, 1/20/2063(b)		27,506	28,450
Pool# AC0934 4.70%, 1/20/2063(b)		71,574	74,273
Pool# AJ4785 4.69%, 8/20/2064(b)		43,449	43,707
Pool# AS6007 4.55%, 12/20/2066(b)		430,736	452,784
Pool# AY2220 4.51%, 1/20/2067(b)		905,516	952,141

Total Mortgage-Backed Securities (cost $36,142,687)			35,046,814

Municipal Bonds 0.4%

	Principal Amount		Value
Georgia 0.4%
Municipal Electric Authority of Georgia, RB Series A, 6.64%, 4/1/2057		540,000	636,973
Series A, 7.06%, 4/1/2057		440,000	503,699

Total Municipal Bonds (cost $981,298)			1,140,672

Supranational 1.2%

	Principal Amount		Value
Africa Finance Corp., 3.88%, 4/13/2024(a)		205,000	195,099
Banque Ouest Africaine de Developpement 5.50%, 5/6/2021(a)		200,000	204,500
5.00%, 7/27/2027(a)(f)		290,000	279,125
Eastern and Southern African Trade and Development Bank, Reg. S, 5.38%, 3/14/2022		215,000	214,043
European Bank for Reconstruction & Development 10.00%, 11/16/2018	IDR	6,440,000,000	431,739
7.38%, 4/15/2019		12,990,000,000	860,915
European Investment Bank, Reg. S, 7.20%, 7/9/2019		6,210,000,000	409,652
Inter-American Development Bank 7.00%, 2/4/2019		1,000,000,000	66,226
9.50%, 4/15/2019		2,550,000,000	170,782
7.88%, 3/14/2023		3,430,000,000	225,469
International Bank for Reconstruction & Development 3.50%, 1/22/2021	NZD	488,000	332,045
3.00%, 10/19/2026	AUD	461,000	332,458

Total Supranational (cost $4,003,405)			3,722,053

U.S. Treasury Obligations 12.5%

	Principal Amount		Value
U.S. Treasury Bonds 3.00%, 2/15/2048(f)		2,360,000	2,271,223
3.13%, 5/15/2048(f)		4,300,000	4,242,723
3.00%, 8/15/2048(f)		1,250,000	1,202,979
U.S. Treasury Inflation Linked Notes 0.38%, 1/15/2027(l)		500,000	497,928
U.S. Treasury Notes 2.63%, 7/31/2020		1,260,000	1,255,866
2.75%, 8/15/2021(f)		3,740,000	3,726,121
2.75%, 8/31/2023(f)		4,690,000	4,648,962
2.88%, 7/31/2025		1,750,000	1,735,098
2.75%, 8/31/2025(f)		3,370,000	3,314,579
2.25%, 11/15/2027		3,985,000	3,730,022
2.88%, 5/15/2028		770,000	758,390
2.88%, 8/15/2028(f)		11,010,000	10,840,548

Total U.S. Treasury Obligations (cost $38,854,187)			38,224,439

Common Stocks 0.4%

	Shares		Value
Diversified Telecommunication Services 0.0%†
Avanti Communications Group plc*		1,560,186	103,715

IT Services 0.1%
iPayment Holdings, Inc.*(d)		265,038	225,282
iPayment, Inc.*(d)		1,697	169,700

			394,982

Oil, Gas & Consumable Fuels 0.1%
Chaparral Energy, Inc., Class A*		12,224	215,387
Chaparral Energy, Inc., Class B*		2,956	50,252
Frontera Energy Corp.*		10,324	144,536

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Templar Energy LLC*(d)(e)	6,672	$834

		411,009

Paper & Forest Products 0.0%†
Catalyst Paper Corp.*(d)(e)(i)	344,368	0

Software 0.1%
Avaya Holdings Corp.*	10,834	239,865

Wireless Telecommunication Services 0.1%
NII Holdings, Inc.*(f)	20,137	118,003

Total Common Stocks (cost $1,561,974)		1,267,574

Preferred Stock 0.0%†

	Shares	Value
Oil, Gas & Consumable Fuels 0.0%†
Templar Energy LLC, 0.00%*(d)(e)(m)	4,172	33,376

Total Preferred Stock (cost $41,720)		33,376

Short-Term Investment 1.8%

	Principal Amount	Value
U.S. Treasury Obligation 1.8%
U.S. Treasury Bills, 0.00%, 10/11/2018(n)	$5,430,000	5,426,914

Total Short-Term Investment (cost $5,427,039)		5,426,914

Repurchase Agreements 4.6%

	Principal Amount	Value
BNP Paribas Securities Corp.2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $1,020,000.(o)	1,000,000	1,000,000
Deutsche Bank Securities, Inc.2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(o)	1,000,000	1,000,000
HSBC Securities, Inc.2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,428, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $1,020,374.(o)	1,000,000	1,000,000
ML Pierce Fenner & Smith, Inc.2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $7,139,053, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $7,280,456.(o)	7,137,702	7,137,702
NatWest Markets Securities, Inc.2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $1,020,247.(o)	1,000,000	1,000,000
Nomura Securities International, Inc.2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $1,000,188, collateralized by U.S. Government Treasury Securities, ranging from 1.75% - 4.75%, maturing 5/15/2023 - 2/15/2043; total market value $1,020,000.(o)	1,000,000	1,000,000
Pershing LLC2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $2,000,387, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $2,040,000.(o)	2,000,000	2,000,000

Total Repurchase Agreements (cost $14,137,702)		14,137,702

Total Investments (cost $327,190,585) — 105.0%		320,431,261
Liabilities in excess of other assets — (5.0)%		(15,305,411)

NET ASSETS — 100.0%		$305,125,850

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

*	Denotes a non-income producing security.
(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $97,031,970 which represents 31.80% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(c)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(d)	Fair valued security.
(e)	Value determined using significant unobservable inputs.
(f)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $40,484,954, which was collateralized by cash used to purchase repurchase agreements with a total value of $14,137,702 and by $27,380,198 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 9/30/2018 - 2/15/2048, a total value of $41,517,900.

(g)	Perpetual Bond Security. The rate reflected in the Statement of Investments is the rate in effect on September 30, 2018. The maturity date reflects the next call date.
(h)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(i)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(j)	Security in default.
(k)	PIK-- Payment-in-kind security. Income may be paid in cash or additional notes, at the discretion of the issuer. The rate disclosed is the cash rate.
(l)	Principal amounts are not adjusted for inflation.
(m)

The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is currently in effect as of September 30, 2018.

(n)	Zero Coupon Security. Debt security that pays no cash income but is sold at substantial discount from its value at maturity.
(o)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $14,137,702.
†	Amount rounds to less than 0.1%.

ACES	Alternative Credit Enhancement Services
FDIC	Federal Deposit Insurance Corp.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
RB	Revenue Bond
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits
TBA	To Be Announced; Security is subject to delayed delivery

Currency:

ARS	Argentina Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
MXN	Mexican Peso
MYR	Malaysia Ringgit
NZD	New Zealand Dollar
PEN	Peru Nuevo Sol
PLN	Poland New Zloty
RON	Romanian Leu
SEK	Swedish Krona
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

Forward foreign currency contracts outstanding as of September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	550,799	CZK	12,139,600	TD Bank	10/1/2018	3,771
CLP	239,475,024	USD	353,208	Standard Chartered Bank**	10/22/2018	11,036
CLP	239,122,493	USD	353,209	TD Bank**	10/22/2018	10,499
CLP	422,622,687	USD	631,723	Standard Chartered Bank**	10/24/2018	11,125
CLP	422,150,232	USD	631,725	TD Bank**	10/24/2018	10,404
CAD	67,223	USD	51,504	TD Bank	10/31/2018	575
MXN	31,352,881	USD	1,640,336	Bank of America NA	10/31/2018	26,481
THB	24,172,269	USD	745,643	Standard Chartered Bank	10/31/2018	2,480
TRY	6,996,890	USD	1,117,768	JPMorgan Chase Bank	10/31/2018	19,510
USD	690,791	AUD	953,328	Bank of America NA	10/31/2018	1,536
USD	4,628,793	EUR	3,936,182	TD Bank	10/31/2018	48,019
USD	367,205	HUF	101,128,257	TD Bank	10/31/2018	3,211
USD	660,492	PLN	2,412,449	TD Bank	10/31/2018	5,736

Total unrealized appreciation						154,383

ARS	7,879,099	USD	195,754	JPMorgan Chase Bank**	10/29/2018	(11,914)
CZK	12,139,600	USD	551,487	TD Bank	10/31/2018	(3,898)
GBP	126,865	USD	166,806	TD Bank	10/31/2018	(1,231)
HUF	261,660,009	USD	950,040	TD Bank	10/31/2018	(8,239)
JPY	343,103,173	USD	3,042,909	TD Bank	10/31/2018	(16,632)
NZD	87,983	USD	58,338	TD Bank	10/31/2018	(8)
PLN	3,526,441	USD	965,598	TD Bank	10/31/2018	(8,496)
USD	1,422,885	CAD	1,842,935	Standard Chartered Bank	10/31/2018	(4,858)
USD	367,205	TRY	2,298,593	JPMorgan Chase Bank	10/31/2018	(6,409)
USD	1,128,641	ZAR	16,192,611	JPMorgan Chase Bank	10/31/2018	(11,888)

Total unrealized depreciation						(73,573)

Net unrealized appreciation						80,810

**	Non-deliverable forward.

Currency:

ARS	Argentina Peso
AUD	Australian Dollar
CAD	Canadian Dollar
CLP	Chilean Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar
PLN	Poland New Zloty
THB	Thai Bhat
TRY	Turkish Lira
USD	United States Dollar
ZAR	South Africa Rand

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$13,284,456	$—	$13,284,456
Collateralized Mortgage Obligations	—	9,990,182	195,066	10,185,248
Commercial Mortgage-Backed Securities	—	12,018,031	—	12,018,031
Common Stocks
Diversified Telecommunication Services	—	103,715	—	103,715
IT Services	—	394,982	—	394,982
Oil, Gas & Consumable Fuels	359,923	50,252	834	411,009
Paper & Forest Products	—	—	—	—
Software	239,865	—	—	239,865
Wireless Telecommunication Services	118,003	—	—	118,003

Total Common Stocks	717,791	548,949	834	1,267,574

Corporate Bonds
Aerospace & Defense	—	973,303	—	973,303
Airlines	—	560,338	—	560,338
Auto Components	—	1,275,540	—	1,275,540
Automobiles	—	1,774,427	—	1,774,427
Banks	—	11,004,322	—	11,004,322
Beverages	—	2,171,584	—	2,171,584
Biotechnology	—	1,821,648	—	1,821,648
Building Products	—	1,148,212	—	1,148,212
Capital Markets	—	7,776,026	—	7,776,026
Chemicals	—	4,245,063	—	4,245,063
Commercial Services & Supplies	—	2,044,792	—	2,044,792
Communications Equipment	—	1,538,683	—	1,538,683
Construction & Engineering	—	826,517	—	826,517
Construction Materials	—	263,042	—	263,042
Consumer Finance	—	2,490,984	—	2,490,984

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Corporate Bonds (continued)
Containers & Packaging	$—	$1,133,354	$—	$1,133,354
Diversified Consumer Services	—	730,847	—	730,847
Diversified Financial Services	—	868,993	—	868,993
Diversified Telecommunication Services	—	4,211,470	—	4,211,470
Electric Utilities	—	4,836,849	—	4,836,849
Electronic Equipment, Instruments & Components	—	430,924	—	430,924
Energy Equipment & Services	—	2,193,251	—	2,193,251
Entertainment	—	2,469,456	—	2,469,456
Equity Real Estate Investment Trusts (REITs)	—	1,703,366	—	1,703,366
Food & Staples Retailing	—	171,011	—	171,011
Food Products	—	6,785,123	—	6,785,123
Health Care Equipment & Supplies	—	1,028,162	—	1,028,162
Health Care Providers & Services	—	7,560,355	—	7,560,355
Hotels, Restaurants & Leisure	—	7,276,787	—	7,276,787
Household Durables	—	2,333,622	—	2,333,622
Household Products	—	338,350	—	338,350
Independent Power and Renewable Electricity Producers	—	1,399,086	—	1,399,086
Insurance	—	2,861,720	—	2,861,720
Internet & Direct Marketing Retail	—	591,716	—	591,716
IT Services	—	305,148	—	305,148
Machinery	—	565,684	—	565,684
Marine	—	185,500	—	185,500
Media	—	7,013,721	—	7,013,721
Metals & Mining	—	4,658,264	—	4,658,264
Multiline Retail	—	446,587	—	446,587
Oil, Gas & Consumable Fuels	—	18,529,868	—	18,529,868
Paper & Forest Products	—	1,021,434	—	1,021,434
Pharmaceuticals	—	3,901,547	—	3,901,547
Professional Services	—	700,211	—	700,211
Real Estate Management & Development	—	317,250	—	317,250
Road & Rail	—	241,153	—	241,153
Semiconductors & Semiconductor Equipment	—	1,496,046	—	1,496,046
Software	—	383,811	—	383,811
Specialty Retail	—	835,317	—	835,317
Technology Hardware, Storage & Peripherals	—	1,030,005	—	1,030,005
Thrifts & Mortgage Finance	—	366,856	—	366,856
Tobacco	—	2,836,275	—	2,836,275
Trading Companies & Distributors	—	259,350	—	259,350
Transportation Infrastructure	—	495,096	—	495,096
Wireless Telecommunication Services	—	6,331,690	—	6,331,690

Total Corporate Bonds	—	140,759,736	—	140,759,736

Foreign Government Securities	—	43,855,867	—	43,855,867
Forward Foreign Currency Contracts	—	154,383	—	154,383
Loan Participations	—	1,328,379	—	1,328,379
Mortgage-Backed Securities	—	35,046,814	—	35,046,814
Municipal Bonds	—	1,140,672	—	1,140,672
Preferred Stock	—	—	33,376	33,376
Repurchase Agreements	—	14,137,702	—	14,137,702
Short-Term Investment	—	5,426,914	—	5,426,914
Supranational	—	3,722,053	—	3,722,053
U.S. Treasury Obligations	—	38,224,439	—	38,224,439

Total Assets	$717,791	$319,638,577	$229,276	$320,585,644

Liabilities:
Forward Foreign Currency Contracts	$—	$(73,573)	$—	$(73,573)

Total Liabilities	$—	$(73,573)	$—	$(73,573)

Total	$717,791	$319,565,004	$229,276	$320,512,071

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no significant transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi Sector Bond Fund

During the period ended September 30, 2018, the Fund held a Corporate Bond investment and a Common Stock investment that were categorized as Level 3 investments which were each valued at $0.

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Collateralized Mortgage Obligations	Common Stocks	Corporate Bonds	Preferred Stocks	Total
Balance as of 12/31/2017	$2,454	$88,291	$—	$38,591	$129,336
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gain (Loss)	2,975	—	—	—	2,975
Change in Unrealized Appreciation/Depreciation	(2,891)	(30,804)	(1)	(5,215)	(38,911)
Purchases	—	—	—	—	—
Sales	(257,322)	—	—	—	(257,322)
Transfers Into Level 3	449,850	14,291	1	—	464,142
Transfers Out of Level 3	—	(70,944)	—	—	(70,944)

Balance as of 9/30/2018	$195,066	$834	$—	$33,376	$229,276

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2018	$(437)	$(30,804)	$(1)	$(5,215)	$(36,457)

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency, and to express outright views on currencies. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$154,383

Total		$154,383

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(73,573)

Total		$(73,573)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks 97.1%

	Shares	Value
ARGENTINA 0.2%
Software 0.2%
Globant SA*	39,710	$2,342,493

AUSTRALIA 3.7%
Beverages 0.2%
Treasury Wine Estates Ltd.	138,240	1,739,003

Biotechnology 0.5%
CSL Ltd.	37,287	5,391,445

Commercial Services & Supplies 0.9%
Brambles Ltd.	1,243,718	9,800,158

Containers & Packaging 0.9%
Amcor Ltd.	1,136,817	11,216,525

Hotels, Restaurants & Leisure 0.5%
Aristocrat Leisure Ltd.	286,329	5,853,776

IT Services 0.3%
Afterpay Touch Group Ltd.*	64,485	834,721
NEXTDC Ltd.*(a)	419,350	1,967,515

		2,802,236

Metals & Mining 0.1%
Northern Star Resources Ltd.	93,678	561,533

Trading Companies & Distributors 0.3%
Seven Group Holdings Ltd.(a)	181,340	2,966,819

		40,331,495

AUSTRIA 0.1%
Construction Materials 0.1%
Wienerberger AG	62,810	1,570,304

BELGIUM 0.5%
Biotechnology 0.1%
Galapagos NV*	13,420	1,517,822

Chemicals 0.4%
Umicore SA	72,660	4,058,937

		5,576,759

BRAZIL 3.7%
Airlines 0.2%
Azul SA, ADR*	95,280	1,695,031

Banks 1.1%
Banco Bradesco SA, ADR*	1,659,084	11,746,315

Capital Markets 1.4%
B3 SA - Brasil Bolsa Balcao*	2,680,332	15,530,269

Diversified Consumer Services 0.6%
Kroton Educacional SA	2,330,016	6,577,158

Multiline Retail 0.2%
Magazine Luiza SA	62,000	1,880,472

Road & Rail 0.2%
Localiza Rent a Car SA*	358,300	2,018,379

		39,447,624

CANADA 9.3%
Aerospace & Defense 0.8%
Bombardier, Inc., Class B*	1,575,970	5,612,559
CAE, Inc.	137,840	2,798,099

		8,410,658

Chemicals 0.9%
Nutrien Ltd.	176,685	10,201,810

Insurance 0.5%
Great-West Lifeco, Inc.	242,064	5,873,329

IT Services 2.8%
CGI Group, Inc., Class A*	471,881	30,424,843

Metals & Mining 0.4%
Kirkland Lake Gold Ltd.	169,940	3,220,789
Trevali Mining Corp.*(a)	1,597,600	902,913

		4,123,702

Oil, Gas & Consumable Fuels 2.3%
Kelt Exploration Ltd.*	246,380	1,604,193
Parex Resources, Inc.*	106,990	1,818,163
PrairieSky Royalty Ltd.	653,560	11,480,879
Suncor Energy, Inc.	262,247	10,147,567

		25,050,802

Real Estate Management & Development 0.2%
Colliers International Group, Inc.	29,410	2,278,071

Road & Rail 1.2%
Canadian National Railway Co.	141,082	12,659,315

Textiles, Apparel & Luxury Goods 0.2%
Canada Goose Holdings, Inc.*	28,201	1,820,093

		100,842,623

CHINA 2.3%
Beverages 0.3%
China Resources Beer Holdings Co. Ltd.	828,000	3,328,594

Commercial Services & Supplies 0.1%
A-Living Services Co. Ltd., Class H Reg. S*(b)	977,000	1,500,109

Construction Materials 0.2%
China Resources Cement Holdings Ltd.	1,666,000	1,941,191

Hotels, Restaurants & Leisure 0.4%
Yum China Holdings, Inc.	120,257	4,222,223

Interactive Media & Services 1.0%
Baidu, Inc., ADR*	46,050	10,530,713

Internet & Direct Marketing Retail 0.1%
Baozun, Inc., ADR*(a)	23,425	1,137,987

IT Services 0.1%
GDS Holdings Ltd., ADR*(a)	18,700	656,931

Textiles, Apparel & Luxury Goods 0.1%
Shenzhou International Group Holdings Ltd.	123,000	1,578,038

		24,895,786

DENMARK 1.5%
Beverages 1.1%
Carlsberg A/S, Class B	99,708	11,955,694

Road & Rail 0.4%
DSV A/S	42,770	3,886,542

		15,842,236

FRANCE 7.7%
Beverages 1.4%
Pernod Ricard SA	92,104	15,109,446

Construction & Engineering 1.7%
Eiffage SA	34,010	3,794,753
Vinci SA	160,048	15,225,426

		19,020,179

Electrical Equipment 1.6%
Schneider Electric SE	209,383	16,845,398

Entertainment 1.4%
Ubisoft Entertainment SA*	41,136	4,451,673
Vivendi SA	401,268	10,316,777

		14,768,450

Health Care Equipment & Supplies 1.0%
Essilor International Cie Generale d’Optique SA	70,710	10,455,868

Professional Services 0.5%
Teleperformance	26,500	4,998,862

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Semiconductors & Semiconductor Equipment 0.1%
SOITEC*	19,840	$1,372,718

		82,570,921

GERMANY 8.5%
Air Freight & Logistics 0.8%
Deutsche Post AG (Registered)	251,042	8,952,135

Capital Markets 2.4%
Deutsche Boerse AG	194,692	26,085,841

Industrial Conglomerates 0.1%
Rheinmetall AG	11,850	1,238,800

Insurance 1.7%
Allianz SE (Registered)	84,502	18,824,304

Interactive Media & Services 0.1%
Scout24 AG Reg. S(b)	16,010	746,511

IT Services 0.5%
Wirecard AG	22,740	4,924,662

Machinery 0.6%
GEA Group AG	192,930	6,872,362

Real Estate Management & Development 0.3%
Aroundtown SA	305,342	2,713,783

Software 2.0%
SAP SE	178,098	21,918,752

		92,277,150

HONG KONG 3.2%
Food Products 0.9%
WH Group Ltd. Reg. S(b)	14,287,000	10,061,767

Hotels, Restaurants & Leisure 1.3%
Galaxy Entertainment Group Ltd.	1,767,000	11,063,217
Melco Resorts & Entertainment Ltd., ADR	148,818	3,147,501

		14,210,718

Industrial Conglomerates 1.0%
CK Hutchison Holdings Ltd.	941,588	10,796,168

		35,068,653

INDIA 0.0%†
Thrifts & Mortgage Finance 0.0%†
Indiabulls Housing Finance Ltd.	38,960	460,354

INDONESIA 0.3%
Oil, Gas & Consumable Fuels 0.3%
United Tractors Tbk. PT	1,391,700	3,078,613

IRELAND 0.1%
IT Services 0.1%
Keywords Studios plc	57,572	1,463,131

ISRAEL 0.3%
Software 0.3%
Nice Ltd., ADR*(a)	24,500	2,804,515

ITALY 2.7%
Banks 2.4%
FinecoBank Banca Fineco SpA	424,220	5,663,671
Intesa Sanpaolo SpA	3,397,551	8,647,152
Mediobanca Banca di Credito Finanziario SpA	1,074,512	10,701,093

		25,011,916

Health Care Providers & Services 0.3%
Amplifon SpA	167,224	3,712,103

		28,724,019

JAPAN 8.8%
Auto Components 0.1%
Ichikoh Industries Ltd.	172,400	1,514,207

Beverages 1.1%
Asahi Group Holdings Ltd.	265,800	11,522,952

Chemicals 0.3%
Tokai Carbon Co. Ltd.(a)	160,100	3,145,057

Containers & Packaging 0.1%
Rengo Co. Ltd.	155,100	1,323,008

Electronic Equipment, Instruments & Components 1.3%
Anritsu Corp.	183,000	3,015,833
Keyence Corp.	11,748	6,815,514
TDK Corp.	35,000	3,818,273

		13,649,620

Energy Equipment & Services 0.2%
Modec, Inc.	60,943	1,993,056

Food & Staples Retailing 0.2%
Cosmos Pharmaceutical Corp.	10,600	2,384,393

Health Care Equipment & Supplies 1.4%
Hoya Corp.	240,600	14,283,436

Hotels, Restaurants & Leisure 0.1%
Round One Corp.	91,900	1,217,236

Household Durables 0.1%
Pressance Corp.	124,900	1,597,165

Household Products 0.3%
Pigeon Corp.	51,100	2,878,260

Internet & Direct Marketing Retail 0.2%
ZOZO, Inc.	61,500	1,861,903

Machinery 0.9%
FANUC Corp.	53,100	10,013,582

Personal Products 1.2%
Kao Corp.	119,200	9,626,230
Kose Corp.	17,400	3,315,313

		12,941,543

Pharmaceuticals 0.1%
Sawai Pharmaceutical Co. Ltd.	24,900	1,343,058

Professional Services 0.5%
Nihon M&A Center, Inc.	68,000	2,040,711
Outsourcing, Inc.(a)	128,300	1,880,800
Trust Tech, Inc.(a)	47,800	1,859,195

		5,780,706

Road & Rail 0.2%
Sankyu, Inc.	41,200	2,332,672

Tobacco 0.5%
Japan Tobacco, Inc.	211,200	5,513,834

		95,295,688

JORDAN 0.3%
Pharmaceuticals 0.3%
Hikma Pharmaceuticals plc	125,510	3,024,270

KAZAKHSTAN 0.1%
Metals & Mining 0.1%
KAZ Minerals plc	106,680	761,665

LUXEMBOURG 0.4%
Life Sciences Tools & Services 0.4%
Eurofins Scientific SE	7,460	4,229,016

MEXICO 2.3%
Beverages 2.0%
Fomento Economico Mexicano SAB de CV, ADR	221,399	21,911,859

Chemicals 0.3%
Alpek SAB de CV*(a)	1,762,466	2,874,343

		24,786,202

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value

NETHERLANDS 4.5%
Banks 0.9%
ING Groep NV	746,276	$9,675,103

Capital Markets 0.1%
Euronext NV Reg. S(b)	21,580	1,418,239

Insurance 0.2%
ASR Nederland NV	53,840	2,566,309

IT Services 0.3%
InterXion Holding NV*	51,942	3,495,697

Metals & Mining 0.3%
AMG Advanced Metallurgical Group NV	58,370	2,705,976

Oil, Gas & Consumable Fuels 0.9%
Royal Dutch Shell plc, Class B	276,673	9,682,330

Professional Services 1.8%
Wolters Kluwer NV	302,008	18,820,552

		48,364,206

NEW ZEALAND 0.2%
Food Products 0.2%
a2 Milk Co. Ltd.*(a)	224,940	1,665,245

NORWAY 0.3%
Oil, Gas & Consumable Fuels 0.3%
Aker BP ASA	74,180	3,147,917

RUSSIA 0.3%
Interactive Media & Services 0.3%
Yandex NV, Class A*	95,700	3,147,573

SINGAPORE 1.6%
Banks 1.6%
United Overseas Bank Ltd.	853,062	16,857,646

SOUTH KOREA 3.3%
Electronic Equipment, Instruments & Components 0.2%
Samsung Electro-Mechanics Co. Ltd.	19,010	2,379,738

Health Care Equipment & Supplies 0.1%
Dentium Co. Ltd.	16,617	1,505,243

Interactive Media & Services 1.5%
NAVER Corp.	23,667	15,247,349

IT Services 0.1%
Cafe24 Corp.*	9,931	1,339,629

Machinery 0.1%
Doosan Bobcat, Inc.	38,340	1,394,854

Semiconductors & Semiconductor Equipment 0.1%
Koh Young Technology, Inc.	11,070	1,089,359

Specialty Retail 0.2%
Hotel Shilla Co. Ltd.	19,890	1,945,867

Technology Hardware, Storage & Peripherals 1.0%
Samsung Electronics Co. Ltd.	255,881	10,716,874

		35,618,913

SPAIN 1.7%
Diversified Telecommunication Services 0.1%
Cellnex Telecom SA Reg. S(b)	52,511	1,375,854

Food Products 0.2%
Viscofan SA	27,660	2,014,160

IT Services 1.1%
Amadeus IT Group SA	136,895	12,703,221

Paper & Forest Products 0.3%
Ence Energia y Celulosa SA	269,320	2,735,834

		18,829,069

SWEDEN 3.1%
Auto Components 0.1%
Dometic Group AB(b)	90,527	792,184

Diversified Financial Services 2.4%
Investor AB, Class B	557,517	25,740,839

Health Care Equipment & Supplies 0.1%
Elekta AB, Class B	111,550	1,500,023

Machinery 0.4%
Epiroc AB, Class A*	345,857	3,863,951

Metals & Mining 0.1%
SSAB AB, Class A	310,580	1,560,304

		33,457,301

SWITZERLAND 7.5%
Airlines 0.1%
Wizz Air Holdings plc Reg. S*(b)	15,590	583,916

Beverages 0.3%
Coca-Cola HBC AG*	94,990	3,231,764

Capital Markets 1.7%
Julius Baer Group Ltd.*	176,408	8,816,846
Partners Group Holding AG	3,900	3,091,227
UBS Group AG (Registered)*	409,631	6,460,299

		18,368,372

Chemicals 0.8%
Sika AG (Registered)	59,110	8,595,624

Health Care Equipment & Supplies 0.5%
Straumann Holding AG (Registered)	7,027	5,281,998

Life Sciences Tools & Services 0.2%
Siegfried Holding AG (Registered)*	5,030	2,339,690

Machinery 0.0%†
Georg Fischer AG (Registered)	350	395,422

Marine 0.9%
Kuehne + Nagel International AG (Registered)	61,528	9,739,468

Pharmaceuticals 1.7%
Novartis AG (Registered)	208,898	17,998,325

Textiles, Apparel & Luxury Goods 1.3%
Cie Financiere Richemont SA (Registered)	174,526	14,208,657

		80,743,236

TAIWAN 2.1%
Diversified Financial Services 0.3%
Chailease Holding Co. Ltd.	778,100	2,725,136

Semiconductors & Semiconductor Equipment 1.8%
Taiwan Semiconductor Manufacturing Co. Ltd.	2,390,629	20,412,267

		23,137,403

THAILAND 0.6%
Banks 0.6%
Kasikornbank PCL, NVDR	1,024,500	6,829,595

TURKEY 0.5%
Banks 0.5%
Akbank T.A.S.	4,734,119	5,433,896

UNITED ARAB EMIRATES 0.4%
Health Care Providers & Services 0.4%
NMC Health plc	85,540	3,782,095

UNITED KINGDOM 10.8%
Beverages 0.2%
Fevertree Drinks plc	41,810	1,965,204

Capital Markets 0.4%
IG Group Holdings plc	223,680	1,847,806
Intermediate Capital Group plc	160,000	2,270,291

		4,118,097

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Commercial Services & Supplies 0.1%
Rentokil Initial plc	306,090	$1,268,630

Electrical Equipment 0.2%
Melrose Industries plc	652,400	1,697,239

Electronic Equipment, Instruments & Components 0.3%
Electrocomponents plc	299,260	2,799,370

Energy Equipment & Services 0.7%
TechnipFMC plc	251,657	7,902,833

Equity Real Estate Investment Trusts (REITs) 0.2%
Segro plc	204,660	1,700,351

Hotels, Restaurants & Leisure 1.2%
Compass Group plc	606,500	13,485,422

Household Products 1.4%
Reckitt Benckiser Group plc	174,221	15,915,833

Machinery 0.2%
CNH Industrial NV	220,070	2,639,490

Media 1.1%
Informa plc	1,219,519	12,103,541

Multiline Retail 0.2%
B&M European Value Retail SA	391,992	1,976,137

Personal Products 0.9%
Unilever NV, CVA	169,617	9,444,967

Professional Services 1.5%
RELX plc	800,585	16,844,954

Software 0.3%
AVEVA Group plc	81,180	3,056,817

Specialty Retail 0.2%
JD Sports Fashion plc	285,220	1,705,903

Tobacco 1.3%
British American Tobacco plc	295,952	13,816,880

Trading Companies & Distributors 0.4%
Ashtead Group plc	145,280	4,610,874

		117,052,542

UNITED STATES 4.0%
Capital Markets 0.2%
Burford Capital Ltd.	104,889	2,657,579

Leisure Products 0.5%
BRP, Inc.	107,564	5,045,719

Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.	98,510	24,305,371

Tobacco 1.0%
Philip Morris International, Inc.	133,388	10,876,458

		42,885,127

ZAMBIA 0.2%

Metals & Mining 0.2%
First Quantum Minerals Ltd.	204,360	2,327,361

Total Common Stocks (cost $971,335,492)		1,048,672,642

Repurchase Agreements 1.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $1,020,000.(c)	$1,000,000	$1,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(c)	1,000,000	1,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $2,000,856, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $2,040,748.(c)	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $6,640,935, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $6,772,472.(c)	6,639,679	6,639,679
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $1,020,247.(c)	1,000,000	1,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $3,000,580, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $3,060,000.(c)	3,000,000	3,000,000

Total Repurchase Agreements (cost $14,639,679)		14,639,679

Total Investments (cost $985,975,171) — 98.5%		1,063,312,321
Other assets in excess of liabilities — 1.5%		16,039,088

NET ASSETS — 100.0%		$1,079,351,409

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $15,765,366, which was collateralized by cash used to purchase repurchase agreements with a total value of $14,639,679 and by $291,033 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 7.63%, and maturity dates ranging from 11/1/2018 - 2/15/2047, a total value of $14,930,712.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $16,478,580 which represents 1.53% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $14,639,679.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certification
NVDR	Non-Voting Depositary Receipt
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1	—	Quoted prices in active markets for identical assets
• Level 2	—	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3	—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$8,410,658	$—	$—	$8,410,658
Air Freight & Logistics	—	8,952,135	—	8,952,135
Airlines	1,695,031	583,916	—	2,278,947
Auto Components	—	2,306,391	—	2,306,391
Banks	11,746,315	63,808,156	—	75,554,471
Beverages	21,911,859	48,852,657	—	70,764,516
Biotechnology	—	6,909,267	—	6,909,267
Capital Markets	41,616,110	26,562,287	—	68,178,397
Chemicals	13,076,153	15,799,618	—	28,875,771
Commercial Services & Supplies	—	12,568,897	—	12,568,897
Construction & Engineering	—	19,020,179	—	19,020,179
Construction Materials	—	3,511,495	—	3,511,495
Containers & Packaging	—	12,539,533	—	12,539,533
Diversified Consumer Services	6,577,158	—	—	6,577,158
Diversified Financial Services	—	28,465,975	—	28,465,975
Diversified Telecommunication Services	—	1,375,854	—	1,375,854
Electrical Equipment	—	18,542,637	—	18,542,637
Electronic Equipment, Instruments & Components	—	18,828,728	—	18,828,728
Energy Equipment & Services	—	9,895,889	—	9,895,889
Entertainment	—	14,768,450	—	14,768,450
Equity Real Estate Investment Trusts (REITs)	—	1,700,351	—	1,700,351

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Growth Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Food & Staples Retailing	$—	$2,384,393	$—	$2,384,393
Food Products	—	13,741,172	—	13,741,172
Health Care Equipment & Supplies	—	33,026,568	—	33,026,568
Health Care Providers & Services	—	7,494,198	—	7,494,198
Hotels, Restaurants & Leisure	7,369,724	31,619,651	—	38,989,375
Household Durables	—	1,597,165	—	1,597,165
Household Products	—	18,794,093	—	18,794,093
Industrial Conglomerates	—	12,034,968	—	12,034,968
Insurance	5,873,329	21,390,613	—	27,263,942
Interactive Media & Services	14,424,797	15,247,349	—	29,672,146
Internet & Direct Marketing Retail	1,137,987	1,861,903	—	2,999,890
IT Services	34,577,471	23,232,879	—	57,810,350
Leisure Products	5,045,719	—	—	5,045,719
Life Sciences Tools & Services	—	6,568,706	—	6,568,706
Machinery	6,872,362	18,307,299	—	25,179,661
Marine	—	9,739,468	—	9,739,468
Media	—	12,103,541	—	12,103,541
Metals & Mining	6,451,063	5,589,478	—	12,040,541
Multiline Retail	1,880,472	1,976,137	—	3,856,609
Oil, Gas & Consumable Fuels	25,050,802	15,908,860	—	40,959,662
Paper & Forest Products	—	2,735,834	—	2,735,834
Personal Products	—	22,386,510	—	22,386,510
Pharmaceuticals	—	22,365,653	—	22,365,653
Professional Services	—	46,445,074	—	46,445,074
Real Estate Management & Development	2,278,071	2,713,783	—	4,991,854
Road & Rail	14,677,694	6,219,214	—	20,896,908
Semiconductors & Semiconductor Equipment	24,305,371	22,874,344	—	47,179,715
Software	27,065,760	3,056,817	—	30,122,577
Specialty Retail	—	3,651,770	—	3,651,770
Technology Hardware, Storage & Peripherals	—	10,716,874	—	10,716,874
Textiles, Apparel & Luxury Goods	1,820,093	15,786,695	—	17,606,788
Thrifts & Mortgage Finance	—	460,354	—	460,354
Tobacco	10,876,458	19,330,714	—	30,207,172
Trading Companies & Distributors	—	7,577,693	—	7,577,693

Total Common Stocks	$294,740,457	$753,932,185	$—	$1,048,672,642

Repurchase Agreements	—	14,639,679	—	14,639,679

Total	$294,740,457	$768,571,864	$—	$1,063,312,321

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended September 30, 2018, there were three transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $48,734,897. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks 98.8%

	Shares	Value
AUSTRALIA 4.3%
Airlines 0.4%
Qantas Airways Ltd.	1,020,000	$4,330,993

Banks 1.1%
Australia & New Zealand Banking Group Ltd.	326,519	6,636,964
Bank of Queensland Ltd.	52,604	418,922
Bendigo & Adelaide Bank Ltd.	58,124	451,502
National Australia Bank Ltd.	111,774	2,246,352
Westpac Banking Corp.	38,356	772,477

		10,526,217

Capital Markets 0.5%
Macquarie Group Ltd.	49,700	4,499,876

Chemicals 0.1%
Incitec Pivot Ltd.	223,262	642,134

Commercial Services & Supplies 0.0%†
Downer EDI Ltd.	81,269	462,157

Construction Materials 0.0%†
Boral Ltd.	76,823	381,638

Diversified Financial Services 0.2%
AMP Ltd.	110,125	253,889
Challenger Ltd.	175,582	1,421,222

		1,675,111

Health Care Providers & Services 0.2%
Healthscope Ltd.	147,549	223,707
Sonic Healthcare Ltd.	109,629	1,980,310

		2,204,017

Hotels, Restaurants & Leisure 0.1%
Star Entertainment Grp Ltd. (The)	145,651	544,879
Tabcorp Holdings Ltd.	130,215	457,238

		1,002,117

Insurance 0.2%
QBE Insurance Group Ltd.	92,659	744,717
Suncorp Group Ltd.	77,117	803,441

		1,548,158

Metals & Mining 0.8%
BHP Billiton plc, ADR	58,765	2,584,484
BlueScope Steel Ltd.	116,801	1,429,342
Fortescue Metals Group Ltd.	385,867	1,093,531
Newcrest Mining Ltd.	53,198	744,870
South32 Ltd.	642,860	1,813,927
South32 Ltd., ADR	4,153	58,184

		7,724,338

Multiline Retail 0.0%†
Harvey Norman Holdings Ltd.(a)	51,231	130,355

Oil, Gas & Consumable Fuels 0.6%
Oil Search Ltd.	42,808	278,147
Origin Energy Ltd.*	131,446	780,953
Santos Ltd.	273,013	1,427,203
Whitehaven Coal Ltd.	131,410	514,946
Woodside Petroleum Ltd.	114,915	3,190,854

		6,192,103

Real Estate Management & Development 0.1%
LendLease Group	53,004	751,013

Road & Rail 0.0%†
Aurizon Holdings Ltd.	11,035	32,748

		42,102,975

AUSTRIA 0.1%
Banks 0.1%
Raiffeisen Bank International AG	13,694	393,778

Electric Utilities 0.0%†
Verbund AG	2,922	143,825

		537,603

BELGIUM 1.5%
Banks 0.6%
KBC Group NV	80,865	6,011,796

Chemicals 0.2%
Solvay SA	14,530	1,946,498

Diversified Financial Services 0.5%
Groupe Bruxelles Lambert SA	45,225	4,737,998

Diversified Telecommunication Services 0.0%†
Proximus SADP	1,009	24,108

Insurance 0.1%
Ageas	22,714	1,220,798

Pharmaceuticals 0.1%
UCB SA	13,455	1,207,622

		15,148,820

BRAZIL 0.5%
Aerospace & Defense 0.5%
Embraer SA, ADR	270,600	5,301,054

CANADA 3.8%
Auto Components 0.2%
Linamar Corp.(a)	6,121	282,012
Magna International, Inc.	25,144	1,320,814

		1,602,826

Banks 0.6%
Bank of Montreal	58,217	4,804,649
Bank of Nova Scotia (The)	13,751	819,972
Canadian Imperial Bank of Commerce	1,184	111,024

		5,735,645

Capital Markets 0.0%†
TMX Group Ltd.	2,627	176,313

Chemicals 0.1%
Nutrien Ltd.	19,157	1,105,818

Food & Staples Retailing 0.0%†
Empire Co. Ltd., Class A	14,720	268,268
Metro, Inc.	6,900	214,642

		482,910

Gas Utilities 0.0%†
AltaGas Ltd.(a)	3,100	49,321

Insurance 0.8%
Fairfax Financial Holdings Ltd.	3,616	1,964,535
Great-West Lifeco, Inc.	10,582	256,757
Industrial Alliance Insurance & Financial Services, Inc.	25,256	1,009,927
Manulife Financial Corp.	156,886	2,804,596
Sun Life Financial, Inc.	42,671	1,696,599

		7,732,414

Metals & Mining 0.7%
Agnico Eagle Mines Ltd.	17,088	584,410
Barrick Gold Corp.	116,007	1,283,428
Goldcorp, Inc.	101,843	1,038,799
IAMGOLD Corp.*	29,111	107,055
Kinross Gold Corp.*	279,967	762,965

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
CANADA (continued)
Metals & Mining (continued)
Teck Resources Ltd., Class B	112,568	$2,712,986
Wheaton Precious Metals Corp.	16,234	284,046

		6,773,689

Oil, Gas & Consumable Fuels 1.4%
ARC Resources Ltd.(a)	24,859	277,141
Cameco Corp.	53,272	607,515
Canadian Natural Resources Ltd.	70,236	2,293,909
Cenovus Energy, Inc.(a)	71,205	714,304
Crescent Point Energy Corp.(a)	135,996	864,942
Enbridge Income Fund Holdings, Inc.	10,400	252,582
Encana Corp.(a)	96,989	1,271,435
Husky Energy, Inc.	51,936	911,941
Imperial Oil Ltd.	19,406	627,784
Seven Generations Energy Ltd., Class A*	18,233	217,387
Suncor Energy, Inc.	128,228	4,961,744
Tourmaline Oil Corp.	43,705	769,444
Whitecap Resources, Inc.	47,200	286,492

		14,056,620

		37,715,556

CHILE 0.1%
Metals & Mining 0.1%
Antofagasta plc	22,054	245,191
Lundin Mining Corp.	108,900	576,686

		821,877

CHINA 1.3%
Interactive Media & Services 0.3%
Baidu, Inc., ADR*	11,200	2,561,216

Water Utilities 0.4%
Guangdong Investment Ltd.	2,466,500	4,380,668

Wireless Telecommunication Services 0.6%
China Mobile Ltd.	590,000	5,790,423

		12,732,307

COLOMBIA 0.1%
Wireless Telecommunication Services 0.1%
Millicom International Cellular SA, SDR	9,483	544,314

DENMARK 1.3%
Banks 0.1%
Danske Bank A/S	34,243	898,388

Beverages 0.1%
Carlsberg A/S, Class B	11,186	1,341,281

Building Products 0.0%†
Rockwool International A/S, Class B	707	302,587

Commercial Services & Supplies 0.1%
ISS A/S	28,895	1,015,518

Electrical Equipment 0.2%
Vestas Wind Systems A/S	23,109	1,560,836

Health Care Equipment & Supplies 0.0%†
William Demant Holding A/S*	3,643	136,805

Insurance 0.0%†
Tryg A/S	2,732	67,996

Marine 0.7%
AP Moller - Maersk A/S, Class A	244	319,858
AP Moller - Maersk A/S, Class B	3,897	5,469,265

		5,789,123

Pharmaceuticals 0.0%†
H Lundbeck A/S	7,213	444,956

Road & Rail 0.1%
DSV A/S	11,418	1,037,562

		12,595,052

FINLAND 0.5%
Communications Equipment 0.1%
Nokia OYJ	258,407	1,433,142

Electric Utilities 0.1%
Fortum OYJ	37,366	936,622

Paper & Forest Products 0.3%
Stora Enso OYJ, Class R	31,826	607,845
UPM-Kymmene OYJ	47,230	1,850,496

		2,458,341

		4,828,105

FRANCE 9.8%
Aerospace & Defense 0.1%
Airbus SE	10,020	1,256,261

Air Freight & Logistics 0.0%†
Bollore SA	91,199	393,881

Automobiles 0.8%
Peugeot SA	180,190	4,847,197
Renault SA(a)	40,244	3,476,380

		8,323,577

Banks 1.0%
BNP Paribas SA	111,226	6,797,657
Credit Agricole SA	58,221	836,434
Societe Generale SA	44,884	1,924,764

		9,558,855

Building Products 0.3%
Cie de Saint-Gobain	60,203	2,596,161

Capital Markets 0.1%
Natixis SA	97,924	663,566

Chemicals 0.4%
Arkema SA	35,201	4,354,811

Construction & Engineering 0.1%
Bouygues SA	29,980	1,294,599

Diversified Telecommunication Services 0.4%
Orange SA	230,501	3,671,952

Electric Utilities 0.1%
Electricite de France SA	72,294	1,268,345

Entertainment 0.8%
Vivendi SA	316,162	8,128,664

Food & Staples Retailing 0.2%
Carrefour SA	74,650	1,430,000
Casino Guichard Perrachon SA(a)	2,975	124,875

		1,554,875

Insurance 0.4%
AXA SA	98,074	2,633,094
CNP Assurances	25,291	609,099
SCOR SE	10,743	498,628

		3,740,821

Media 0.4%
Publicis Groupe SA	61,275	3,654,603

Multi-Utilities 1.6%
Engie SA	599,937	8,812,435

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
FRANCE (continued)
Multi-Utilities (continued)
Veolia Environnement SA	335,911	$6,700,616

		15,513,051

Oil, Gas & Consumable Fuels 2.0%
TOTAL SA(a)	308,129	19,894,172

Pharmaceuticals 0.9%
Sanofi	103,073	9,194,079

Trading Companies & Distributors 0.2%
Rexel SA	134,200	2,014,152

		97,076,425

GERMANY 9.9%
Airlines 0.1%
Deutsche Lufthansa AG (Registered)	56,134	1,379,177

Auto Components 0.0%†
Continental AG	1,970	342,929

Automobiles 2.2%
Bayerische Motoren Werke AG	56,842	5,120,035
Bayerische Motoren Werke AG (Preference)	8,321	653,113
Daimler AG (Registered)	131,517	8,284,685
Porsche Automobil Holding SE (Preference)	12,604	848,625
Volkswagen AG	5,531	961,682
Volkswagen AG (Preference)	28,020	4,918,777

		20,786,917

Banks 0.1%
Commerzbank AG*	136,276	1,420,154

Capital Markets 0.7%
Deutsche Bank AG (Registered)	101,204	1,154,151
Deutsche Bank AG (Registered)	24,588	279,320
Deutsche Boerse AG	40,582	5,437,386

		6,870,857

Chemicals 0.8%
BASF SE	8,571	761,710
Evonik Industries AG	20,867	747,422
LANXESS AG	54,336	3,979,516
Linde AG	10,196	2,411,272
Wacker Chemie AG	1,635	205,588

		8,105,508

Construction Materials 0.9%
HeidelbergCement AG	111,080	8,682,778

Diversified Telecommunication Services 0.3%
Deutsche Telekom AG (Registered)*	192,351	3,099,709
Telefonica Deutschland Holding AG	66,605	281,565

		3,381,274

Food & Staples Retailing 0.0%†
METRO AG	14,033	219,877

Hotels, Restaurants & Leisure 0.2%
TUI AG	128,296	2,460,620

Independent Power and Renewable Electricity Producers 0.0%†
Uniper SE	8,911	274,017

Industrial Conglomerates 0.7%
Siemens AG (Registered)	55,591	7,118,088

Insurance 1.2%
Allianz SE (Registered)	26,847	5,980,641
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	7,712	1,708,068
Talanx AG	80,068	3,043,418

		10,732,127

Multi-Utilities 0.4%
Innogy SE*	18,103	768,261
RWE AG	109,453	2,699,881

		3,468,142

Pharmaceuticals 1.2%
Bayer AG (Registered)	57,604	5,117,157
Merck KGaA	60,185	6,218,974

		11,336,131

Semiconductors & Semiconductor Equipment 0.6%
Infineon Technologies AG	241,259	5,481,503

Software 0.5%
SAP SE	43,754	5,384,862

Transportation Infrastructure 0.0%†
Fraport AG Frankfurt Airport Services Worldwide	4,451	393,272

		97,838,233

HONG KONG 2.7%
Airlines 0.0%†
Cathay Pacific Airways Ltd.	118,000	177,894

Food Products 0.0%†
WH Group Ltd. Reg. S (b)	267,000	188,038

Hotels, Restaurants & Leisure 0.0%†
Melco International Development Ltd.	49,000	96,475
Shangri-La Asia Ltd.	94,000	139,706

		236,181

Industrial Conglomerates 1.2%
CK Hutchison Holdings Ltd.	970,072	11,122,763
Guoco Group Ltd.	4,000	66,536
Hopewell Holdings Ltd.	54,000	177,635
NWS Holdings Ltd.	173,307	342,673

		11,709,607

Real Estate Management & Development 1.4%
CK Asset Holdings Ltd.	757,000	5,648,958
Hang Lung Group Ltd.	164,000	435,883
Hang Lung Properties Ltd.	217,000	424,241
Henderson Land Development Co. Ltd.	62,141	312,236
Hongkong Land Holdings Ltd.	54,000	357,251
Kerry Properties Ltd.	114,000	386,740
New World Development Co. Ltd.	625,202	846,884
Sino Land Co. Ltd.	352,651	604,232
Sun Hung Kai Properties Ltd.	130,221	1,896,868
Swire Pacific Ltd., Class A	94,500	1,035,401
Swire Pacific Ltd., Class B	180,000	318,319
Wharf Holdings Ltd. (The)	120,000	324,932
Wheelock & Co. Ltd.	176,000	1,055,836

		13,647,781

Road & Rail 0.1%
MTR Corp. Ltd.	107,000	561,192

Textiles, Apparel & Luxury Goods 0.0%†
Li & Fung Ltd.	80,000	17,888
Yue Yuen Industrial Holdings Ltd.	101,000	280,630

		298,518

Transportation Infrastructure 0.0%†
Hutchison Port Holdings Trust	914,000	228,414

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
HONG KONG (continued)
Transportation Infrastructure (continued)
Hutchison Port Holdings Trust	220,600	$54,047

		282,461

		27,101,672

IRELAND 1.3%
Airlines 0.2%
Ryanair Holdings plc, ADR*(a)	19,474	1,870,283

Banks 0.4%
AIB Group plc	625,857	3,204,359
Bank of Ireland Group plc	90,243	690,917

		3,895,276

Construction Materials 0.1%
CRH plc, ADR(a)	23,320	763,030

Containers & Packaging 0.6%
Smurfit Kappa Group plc	163,345	6,458,504

Hotels, Restaurants & Leisure 0.0%†
Paddy Power Betfair plc	3,186	271,862

		13,258,955

ISRAEL 0.2%
Banks 0.2%
Bank Hapoalim BM	102,936	752,360
Bank Leumi Le-Israel BM	142,321	937,396
First International Bank of Israel Ltd.	2,688	60,770

		1,750,526

ITALY 2.2%
Banks 0.7%
Intesa Sanpaolo SpA	658,894	1,676,960
Mediobanca Banca di Credito Finanziario SpA	413,436	4,117,419
UniCredit SpA	139,225	2,087,384

		7,881,763

Capital Markets 0.2%
Azimut Holding SpA(a)	155,795	2,344,860

Diversified Telecommunication Services 0.2%
Telecom Italia SpA*	2,537,747	1,537,936

Electrical Equipment 0.3%
Prysmian SpA	128,717	2,988,374

Insurance 0.1%
Assicurazioni Generali SpA	44,973	775,414

Oil, Gas & Consumable Fuels 0.7%
Eni SpA	343,571	6,479,853

		22,008,200

JAPAN 23.6%
Airlines 0.6%
Japan Airlines Co. Ltd.	172,300	6,193,625

Auto Components 1.5%
Aisin Seiki Co. Ltd.	11,800	574,488
Bridgestone Corp.	80,000	3,023,263
Denso Corp.	23,300	1,230,144
NGK Spark Plug Co. Ltd.	5,700	166,097
NHK Spring Co. Ltd.	29,800	309,609
NOK Corp.(a)	17,000	291,894
Sumitomo Electric Industries Ltd.	130,500	2,047,270
Sumitomo Rubber Industries Ltd.	35,500	532,834
Tokai Rika Co. Ltd.	6,900	147,908
Toyoda Gosei Co. Ltd.(a)	12,700	313,239
Toyota Industries Corp.	106,800	6,317,943
Yokohama Rubber Co. Ltd. (The)	17,100	368,661

		15,323,350

Automobiles 2.3%
Honda Motor Co. Ltd.	210,400	6,369,804
Mazda Motor Corp.(a)	125,600	1,508,196
Nissan Motor Co. Ltd.(a)	347,500	3,253,025
Toyota Motor Corp.	177,714	11,025,695

		22,156,720

Banks 3.0%
Bank of Kyoto Ltd. (The)(a)	5,000	260,940
Chiba Bank Ltd. (The)	73,000	498,547
Chugoku Bank Ltd. (The)	8,800	89,607
Concordia Financial Group Ltd.	120,000	588,248
Fukuoka Financial Group, Inc.	14,200	390,535
Gunma Bank Ltd. (The)	36,000	185,345
Hachijuni Bank Ltd. (The)	46,000	210,979
Hiroshima Bank Ltd. (The)	14,000	94,749
Hokuhoku Financial Group, Inc.	15,600	219,255
Iyo Bank Ltd. (The)	31,000	193,705
Kyushu Financial Group, Inc.	7,000	33,276
Mebuki Financial Group, Inc.	56,160	194,243
Mitsubishi UFJ Financial Group, Inc.	540,500	3,364,411
Mizuho Financial Group, Inc.	1,079,200	1,881,831
Resona Holdings, Inc.	870,800	4,891,847
Shinsei Bank Ltd.	18,600	303,982
Shizuoka Bank Ltd. (The)	36,000	323,165
Sumitomo Mitsui Financial Group, Inc.	355,300	14,340,364
Sumitomo Mitsui Trust Holdings, Inc.	17,100	703,721
Yamaguchi Financial Group, Inc.	21,000	228,808

		28,997,558

Beverages 0.0%†
Coca-Cola Bottlers Japan Holdings, Inc.	18,000	481,577

Building Products 0.2%
AGC, Inc.	38,600	1,602,223
LIXIL Group Corp.	35,100	676,034

		2,278,257

Capital Markets 0.8%
Daiwa Securities Group, Inc.	1,070,000	6,495,184
Nomura Holdings, Inc.	291,900	1,385,853

		7,881,037

Chemicals 1.7%
Asahi Kasei Corp.	9,900	150,165
Daicel Corp.	28,600	332,344
Denka Co. Ltd.	105,799	3,688,580
DIC Corp.	13,000	466,587
Hitachi Chemical Co. Ltd.	14,300	291,095
JSR Corp.	10,100	188,532
Kaneka Corp.(a)	10,200	471,281
Kuraray Co. Ltd.	353,400	5,313,721
Mitsubishi Chemical Holdings Corp.	85,200	815,440
Mitsubishi Gas Chemical Co., Inc.	15,300	325,721
Mitsui Chemicals, Inc.	17,300	432,683
Nippon Shokubai Co. Ltd.(a)	4,400	342,014
Sumitomo Chemical Co. Ltd.	258,000	1,509,947
Teijin Ltd.	24,800	475,701
Toray Industries, Inc.	15,700	117,957

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Chemicals (continued)
Tosoh Corp.	33,700	$519,027
Ube Industries Ltd.	17,000	462,429
Zeon Corp.	14,000	147,218

		16,050,442

Commercial Services & Supplies 0.1%
Dai Nippon Printing Co. Ltd.	25,200	586,093
Kokuyo Co. Ltd.	5,200	93,598
Toppan Printing Co. Ltd.	28,500	457,875

		1,137,566

Construction & Engineering 0.1%
Kandenko Co. Ltd.	10,200	105,299
Kinden Corp.	9,000	144,081
Maeda Corp.	7,700	101,671
Nippo Corp.	11,000	201,901
Obayashi Corp.	28,600	270,897
Shimizu Corp.	17,700	161,577

		985,426

Construction Materials 0.0%†
Taiheiyo Cement Corp.	12,300	385,920

Consumer Finance 0.0%†
Credit Saison Co. Ltd.	10,000	163,007
Hitachi Capital Corp.(a)	7,000	194,984

		357,991

Containers & Packaging 0.1%
Toyo Seikan Group Holdings Ltd.	26,400	547,747

Distributors 0.0%†
Canon Marketing Japan, Inc.	7,600	161,278

Diversified Financial Services 1.1%
Fuyo General Lease Co. Ltd.	1,400	85,140
Mitsubishi UFJ Lease & Finance Co. Ltd.	98,800	581,711
ORIX Corp.	631,700	10,240,670

		10,907,521

Diversified Telecommunication Services 0.5%
Nippon Telegraph & Telephone Corp.	106,000	4,788,312

Electrical Equipment 0.0%†
Furukawa Electric Co. Ltd.	9,100	302,725

Electronic Equipment, Instruments & Components 1.1%
Citizen Watch Co. Ltd.	36,900	243,239
Hitachi Ltd.	250,040	8,496,757
Ibiden Co. Ltd.(a)	16,900	236,931
Kyocera Corp.	14,600	876,604
Nippon Electric Glass Co. Ltd.	8,400	264,137
TDK Corp.	3,800	414,555

		10,532,223

Entertainment 0.4%
DeNA Co. Ltd.	10,900	192,534
Square Enix Holdings Co. Ltd.	79,400	3,284,611

		3,477,145

Food & Staples Retailing 0.7%
Aeon Co. Ltd.	6,300	151,813
Seven & i Holdings Co. Ltd.	158,800	7,072,977

		7,224,790

Food Products 0.1%
House Foods Group, Inc.	5,300	159,086
Itoham Yonekyu Holdings, Inc.	6,600	45,526
NH Foods Ltd.	12,500	461,504

		666,116

Health Care Equipment & Supplies 0.0%†
Nipro Corp.	7,000	95,614

Health Care Providers & Services 0.1%
Alfresa Holdings Corp.	7,300	195,353
Medipal Holdings Corp.	15,200	317,247
Suzuken Co. Ltd.	3,880	184,058
Toho Holdings Co. Ltd.(a)	2,100	55,731

		752,389

Household Durables 1.1%
Iida Group Holdings Co. Ltd.	26,600	473,230
Sekisui House Ltd.	48,600	741,176
Sony Corp.	149,800	9,186,882
Sumitomo Forestry Co. Ltd.(a)	20,300	352,951

		10,754,239

Industrial Conglomerates 0.8%
Nisshinbo Holdings, Inc.	18,000	214,399
Toshiba Corp.*	256,170	7,404,229

		7,618,628

Insurance 1.0%
Dai-ichi Life Holdings, Inc.	52,200	1,086,705
MS&AD Insurance Group Holdings, Inc.	240,100	7,994,275
Sompo Holdings, Inc.	7,800	332,185
T&D Holdings, Inc.	19,500	321,776
Tokio Marine Holdings, Inc.	4,000	198,485

		9,933,426

IT Services 0.1%
Fujitsu Ltd.	20,060	1,428,762

Leisure Products 0.3%
Sankyo Co. Ltd.	4,200	164,339
Sega Sammy Holdings, Inc.	207,900	3,065,586

		3,229,925

Machinery 0.9%
Amada Holdings Co. Ltd.	14,400	153,630
Ebara Corp.	11,400	393,442
FANUC Corp.	23,300	4,393,906
Glory Ltd.	6,900	168,637
JTEKT Corp.	39,200	573,717
Kawasaki Heavy Industries Ltd.	14,699	414,610
Kurita Water Industries Ltd.	8,900	259,103
Mitsubishi Heavy Industries Ltd.(a)	39,200	1,513,854
NSK Ltd.(a)	36,500	418,400
NTN Corp.(a)	56,000	229,255
Sumitomo Heavy Industries Ltd.	12,100	431,817

		8,950,371

Marine 0.1%
Kawasaki Kisen Kaisha Ltd.*(a)	5,599	113,187
Mitsui OSK Lines Ltd.(a)	15,300	446,373
Nippon Yusen KK	30,600	575,509

		1,135,069

Media 0.0%†
Fuji Media Holdings, Inc.	6,200	110,278
Tokyo Broadcasting System Holdings, Inc.	3,800	79,060

		189,338

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Metals & Mining 0.6%
Daido Steel Co. Ltd.(a)	3,600	$174,425
Dowa Holdings Co. Ltd.	1,400	44,348
Hitachi Metals Ltd.	29,000	359,095
JFE Holdings, Inc.	61,500	1,404,107
Kobe Steel Ltd.(a)	54,200	481,925
Mitsubishi Materials Corp.	22,000	655,934
Nippon Steel & Sumitomo Metal Corp.	83,999	1,776,814
Sumitomo Metal Mining Co. Ltd.	23,899	838,372

		5,735,020

Multiline Retail 0.1%
H2O Retailing Corp.	14,400	237,049
Isetan Mitsukoshi Holdings Ltd.	24,900	305,765
J Front Retailing Co. Ltd.	34,800	539,668
Takashimaya Co. Ltd.	20,499	346,241

		1,428,723

Oil, Gas & Consumable Fuels 1.3%
Idemitsu Kosan Co. Ltd.	20,100	1,063,154
Inpex Corp.	120,900	1,504,823
JXTG Holdings, Inc.	1,426,800	10,761,124

		13,329,101

Paper & Forest Products 0.2%
Nippon Paper Industries Co. Ltd.(a)	17,000	312,849
Oji Holdings Corp.	165,000	1,198,028

		1,510,877

Pharmaceuticals 0.7%
Astellas Pharma, Inc.	398,200	6,947,099
Mitsubishi Tanabe Pharma Corp.	3,100	51,859
Sawai Pharmaceutical Co. Ltd.	1,100	59,332

		7,058,290

Real Estate Management & Development 0.1%
Nomura Real Estate Holdings, Inc.	16,300	329,085
Tokyo Tatemono Co. Ltd.	24,200	295,191
Tokyu Fudosan Holdings Corp.(a)	74,500	519,286

		1,143,562

Road & Rail 0.2%
Hankyu Hanshin Holdings, Inc.	26,200	929,255
Hitachi Transport System Ltd.	6,400	179,727
Nippon Express Co. Ltd.	11,300	740,943
Seino Holdings Co. Ltd.	13,600	205,581

		2,055,506

Semiconductors & Semiconductor Equipment 0.0%†
Rohm Co. Ltd.	2,200	159,500

Specialty Retail 0.1%
Aoyama Trading Co. Ltd.	3,300	101,379
K’s Holdings Corp.	21,600	261,451
Shimamura Co. Ltd.	1,600	151,692
Yamada Denki Co. Ltd.(a)	84,100	425,600

		940,122

Technology Hardware, Storage & Peripherals 0.5%
FUJIFILM Holdings Corp.	28,400	1,278,759
Konica Minolta, Inc.	95,800	1,018,795
NEC Corp.	57,500	1,589,027
Ricoh Co. Ltd.	93,400	1,003,056

		4,889,637

Trading Companies & Distributors 0.7%
ITOCHU Corp.	10,100	184,931
Marubeni Corp.(a)	91,200	834,962
Mitsubishi Corp.	69,500	2,141,945
Mitsui & Co. Ltd.	81,000	1,439,414
Sojitz Corp.	150,800	544,299
Sumitomo Corp.	55,900	932,035
Toyota Tsusho Corp.	21,900	826,832

		6,904,418

Transportation Infrastructure 0.0%†
Kamigumi Co. Ltd.	13,000	286,546
Mitsubishi Logistics Corp.(a)	2,999	77,513

		364,059

Wireless Telecommunication Services 0.4%
SoftBank Group Corp.	42,900	4,332,285

		234,776,187

LUXEMBOURG 1.1%
Media 0.0%†
SES SA, FDR	19,456	426,764

Metals & Mining 1.1%
ArcelorMittal	332,681	10,315,579

		10,742,343

MACAU 0.0%†
Hotels, Restaurants & Leisure 0.0%†
SJM Holdings Ltd.	290,000	264,399

MONGOLIA 0.0%†
Metals & Mining 0.0%†
Turquoise Hill Resources Ltd.*	70,880	150,908

NETHERLANDS 5.0%
Banks 0.4%
ABN AMRO Group NV, CVA Reg. S(b)	29,170	794,085
ING Groep NV	263,440	3,415,370

		4,209,455

Beverages 0.7%
Heineken Holding NV	72,606	6,574,456

Chemicals 0.2%
Koninklijke DSM NV	14,907	1,578,807

Diversified Financial Services 0.1%
EXOR NV	18,500	1,239,871

Food & Staples Retailing 0.5%
Koninklijke Ahold Delhaize NV	226,371	5,190,522

Health Care Equipment & Supplies 0.9%
Koninklijke Philips NV	204,598	9,318,268

Insurance 0.3%
Aegon NV	200,492	1,300,545
ASR Nederland NV	1,182	56,341
NN Group NV	32,900	1,465,603

		2,822,489

Oil, Gas & Consumable Fuels 1.6%
Koninklijke Vopak NV	3,185	156,852
Royal Dutch Shell plc, Class A, ADR	110,345	7,518,909
Royal Dutch Shell plc, Class B, ADR(a)	105,595	7,489,853

		15,165,614

Professional Services 0.0%†
Randstad NV	3,381	180,457

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
NETHERLANDS (continued)
Semiconductors & Semiconductor Equipment 0.3%
NXP Semiconductors NV*	39,800	$3,402,900

		49,682,839

NEW ZEALAND 0.1%
Airlines 0.0%†
Air New Zealand Ltd.	92,376	189,172

Construction Materials 0.1%
Fletcher Building Ltd.*	90,660	390,163

Food Products 0.0%†
Fonterra Co-operative Group Ltd.	5,807	18,835

Health Care Providers & Services 0.0%†
EBOS Group Ltd.	2,525	37,586

Hotels, Restaurants & Leisure 0.0%†
SKYCITY Entertainment Group Ltd.	8,727	23,175

Transportation Infrastructure 0.0%†
Auckland International Airport Ltd.	71,252	344,786

		1,003,717

NORWAY 0.7%
Banks 0.2%
DNB ASA	70,711	1,487,732
SpareBank 1 SR-Bank ASA	16,245	197,310

		1,685,042

Chemicals 0.1%
Yara International ASA	12,220	598,925

Diversified Financial Services 0.0%†
Aker ASA, Class A	3,857	347,822

Food Products 0.3%
Austevoll Seafood ASA	4,387	60,476
Marine Harvest ASA	121,700	2,819,302

		2,879,778

Insurance 0.0%†
Storebrand ASA	36,062	322,104

Metals & Mining 0.1%
Norsk Hydro ASA	153,816	923,334

		6,757,005

PORTUGAL 0.0%†
Banks 0.0%†
Banco Espirito Santo SA (Registered)*(c)(d)(e)	146,163	0

SINGAPORE 1.2%
Airlines 0.1%
Singapore Airlines Ltd.	115,300	821,277

Banks 0.9%
DBS Group Holdings Ltd.	395,800	7,533,186

Food & Staples Retailing 0.0%†
Olam International Ltd.	52,400	77,800

Food Products 0.0%†
Golden Agri-Resources Ltd.	773,000	141,243
Wilmar International Ltd.	129,200	303,888

		445,131

Industrial Conglomerates 0.1%
Keppel Corp. Ltd.	155,100	789,293
Sembcorp Industries Ltd.	172,200	388,623

		1,177,916

Media 0.0%†
Singapore Press Holdings Ltd.	118,900	249,545

Real Estate Management & Development 0.1%
CapitaLand Ltd.	239,200	588,814
City Developments Ltd.	59,800	398,008
Frasers Property Ltd.	26,400	32,626
UOL Group Ltd.	54,910	276,584

		1,296,032

Trading Companies & Distributors 0.0%†
BOC Aviation Ltd. Reg. S(b)	23,300	180,715

		11,781,602

SOUTH AFRICA 0.5%
Capital Markets 0.0%†
Investec plc	33,083	232,146

Insurance 0.0%†
Old Mutual Ltd.*	118,983	251,147

Metals & Mining 0.5%
Anglo American plc	215,964	4,837,492

		5,320,785

SOUTH KOREA 0.4%
Technology Hardware, Storage & Peripherals 0.4%
Samsung Electronics Co. Ltd.	82,950	3,474,133

SPAIN 1.9%
Banks 0.9%
Banco de Sabadell SA	787,113	1,221,454
Banco Santander SA	1,350,722	6,750,878
Bankia SA	26,297	102,408

		8,074,740

Electrical Equipment 0.4%
Siemens Gamesa Renewable Energy SA*(a)	297,389	3,753,812

Independent Power and Renewable Electricity Producers 0.0%†
EDP Renovaveis SA(a)	32,575	330,213

Media 0.2%
Mediaset Espana Comunicacion SA	311,200	2,265,136

Oil, Gas & Consumable Fuels 0.4%
Repsol SA	197,088	3,927,563

		18,351,464

SWEDEN 1.7%
Auto Components 0.0%†
Dometic Group AB(b)	19,068	166,860

Banks 0.7%
Nordea Bank AB	220,204	2,397,600
Skandinaviska Enskilda Banken AB, Class A	192,072	2,142,624
Svenska Handelsbanken AB, Class A	109,096	1,376,531
Swedbank AB, Class A	15,688	388,517

		6,305,272

Commercial Services & Supplies 0.0%†
Intrum AB	4,823	125,263

Communications Equipment 0.1%
Telefonaktiebolaget LM Ericsson, Class A	2,737	24,821
Telefonaktiebolaget LM Ericsson, Class B	104,120	921,909

		946,730

Containers & Packaging 0.0%†
BillerudKorsnas AB	4,362	56,312

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
SWEDEN (continued)
Diversified Financial Services 0.4%
Investor AB, Class B	74,361	$3,433,285

Diversified Telecommunication Services 0.1%
Telia Co. AB	309,697	1,421,500

Food & Staples Retailing 0.0%†
ICA Gruppen AB(a)	9,693	307,611

Health Care Equipment & Supplies 0.0%†
Getinge AB, Class B	23,850	274,251

Hotels, Restaurants & Leisure 0.0%†
Pandox AB	568	10,170

Machinery 0.1%
SKF AB, Class B	11,864	233,802
Trelleborg AB, Class B	24,132	491,735

		725,537

Metals & Mining 0.2%
Boliden AB	45,582	1,268,909
SSAB AB, Class A	17,357	87,199
SSAB AB, Class B	36,887	149,427

		1,505,535

Paper & Forest Products 0.1%
Holmen AB, Class B	17,966	467,551
Svenska Cellulosa AB SCA, Class A	3,365	38,225
Svenska Cellulosa AB SCA, Class B	58,853	666,248

		1,172,024

		16,450,350

SWITZERLAND 8.4%
Banks 0.0%†
Banque Cantonale Vaudoise (Registered) REG	100	74,176

Capital Markets 1.4%
Credit Suisse Group AG (Registered)*	114,364	1,716,275
Julius Baer Group Ltd.*	26,281	1,313,521
UBS Group AG (Registered)*	712,035	11,229,519

		14,259,315

Chemicals 0.1%
Clariant AG (Registered)*	48,014	1,248,155

Construction Materials 0.3%
LafargeHolcim Ltd. (Registered)*	51,870	2,557,822

Diversified Telecommunication Services 0.1%
Swisscom AG (Registered)	2,159	979,799

Electrical Equipment 0.7%
ABB Ltd. (Registered)	294,054	6,958,086

Food Products 1.2%
Nestle SA (Registered)	142,881	11,902,856

Insurance 1.1%
Baloise Holding AG (Registered)	6,996	1,065,983
Helvetia Holding AG (Registered)	391	238,031
Swiss Life Holding AG (Registered)*	4,147	1,570,219
Swiss Re AG	16,391	1,511,614
Zurich Insurance Group AG	19,531	6,167,272

		10,553,119

Metals & Mining 0.5%
Glencore plc*	1,210,531	5,218,243

Pharmaceuticals 2.2%
Novartis AG (Registered)	243,832	21,008,184
Vifor Pharma AG	1,904	330,080

		21,338,264

Professional Services 0.1%
Adecco Group AG (Registered)	21,624	1,134,244

Real Estate Management & Development 0.0%†
Swiss Prime Site AG (Registered)*	2,862	243,855

Specialty Retail 0.1%
Dufry AG (Registered)*(a)	7,153	805,509

Textiles, Apparel & Luxury Goods 0.5%
Cie Financiere Richemont SA (Registered)	25,018	2,036,786
Swatch Group AG (The)	6,832	2,713,731
Swatch Group AG (The) (Registered)	8,054	627,068

		5,377,585

Transportation Infrastructure 0.1%
Flughafen Zurich AG (Registered)	2,883	582,796

		83,233,824

UNITED KINGDOM 13.2%
Air Freight & Logistics 0.1%
Royal Mail plc	85,585	531,658

Automobiles 0.2%
Fiat Chrysler Automobiles NV*	89,301	1,565,966

Banks 2.5%
Barclays plc, ADR(a)	225,538	2,018,565
HSBC Holdings plc	758,100	6,672,857
HSBC Holdings plc, ADR(a)	218,358	9,605,567
Lloyds Banking Group plc	6,603,821	5,096,092
Lloyds Banking Group plc, ADR	124,609	378,811
Royal Bank of Scotland Group plc, ADR(a)	79,436	518,717
Standard Chartered plc	156,649	1,297,302

		25,587,911

Capital Markets 0.0%†
3i Group plc	16,636	203,872

Distributors 0.3%
Inchcape plc	388,377	3,384,260

Diversified Financial Services 0.4%
Standard Life Aberdeen plc	1,007,220	4,010,414

Diversified Telecommunication Services 0.4%
Inmarsat plc	653,811	4,253,830

Energy Equipment & Services 0.6%
John Wood Group plc	28,835	289,987
Subsea 7 SA(a)	50,933	753,727
TechnipFMC plc	166,919	5,216,218

		6,259,932

Equity Real Estate Investment Trusts (REITs) 0.5%
British Land Co. plc (The)	611,348	4,911,319

Food & Staples Retailing 0.8%
J Sainsbury plc	380,657	1,595,220
Tesco plc	1,659,309	5,183,234
Wm Morrison Supermarkets plc	318,856	1,077,536

		7,855,990

Household Durables 0.6%
Barratt Developments plc	419,302	3,096,773
Persimmon plc	79,000	2,432,969

		5,529,742

Industrial Conglomerates 0.5%
DCC plc	49,264	4,467,101

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

Common Stocks (continued)

	Shares	Value
UNITED KINGDOM (continued)
Insurance 1.1%
Aviva plc	1,636,549	$10,426,434

Media 0.4%
Informa plc	339,785	3,372,314
Pearson plc	44,352	513,533
Pearson plc, ADR(a)	8,021	92,402

		3,978,249

Multi-Utilities 0.5%
National Grid plc	513,670	5,296,648

Oil, Gas & Consumable Fuels 1.2%
BP plc, ADR	266,439	12,282,838

Personal Products 0.4%
Unilever plc	75,978	4,172,789

Real Estate Management & Development 0.1%
Savills plc	129,596	1,319,171

Software 0.0%†
Micro Focus International plc, ADR	2,742	50,672

Specialty Retail 0.1%
Kingfisher plc	359,190	1,207,110

Tobacco 1.0%
British American Tobacco plc	37,870	1,768,007
Imperial Brands plc	220,832	7,680,224

		9,448,231

Wireless Telecommunication Services 1.5%
Vodafone Group plc	6,016,667	12,899,549
Vodafone Group plc, ADR	79,766	1,730,922

		14,630,471

		131,374,608

UNITED STATES 1.3%
Biotechnology 0.1%
Shire plc	15,517	936,177

Electronic Equipment, Instruments & Components 0.3%
Flex Ltd.*	253,671	3,328,164

Pharmaceuticals 0.9%
Allergan plc	40,100	7,638,248
Bausch Health Cos., Inc.*	45,900	1,178,727
Bausch Health Cos., Inc.*	8,025	206,002

		9,022,977

		13,287,318

ZAMBIA 0.1%
Metals & Mining 0.1%
First Quantum Minerals Ltd.	86,792	988,434

Total Common Stocks (cost $941,504,775)		979,001,590

Repurchase Agreements 3.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $2,000,848, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $2,040,000.(f)	$2,000,000	$2,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,100, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $5,100,000.(f)	5,000,000	5,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(f)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $8,586,911, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $8,756,992.(f)	8,585,287	8,585,287
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $4,080,990.(f)	4,000,000	4,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $8,001,547, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $8,160,001.(f)	8,000,000	8,000,000

Total Repurchase Agreements (cost $32,585,287)		32,585,287

Total Investments (cost $974,090,062) — 102.1%		1,011,586,877
Liabilities in excess of other assets — (2.1)%		(21,235,626)

NET ASSETS — 100.0%		$990,351,251

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $43,290,545, which was collateralized by cash used to purchase repurchase agreements with a total value of $32,585,287 and by $11,072,560 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.13%, and maturity dates ranging from 10/11/2018 - 11/15/2047, a total value of $43,657,847.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $1,329,698 which represents 0.13% of net assets.

(c)	Fair valued security.
(d)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(e)	Value determined using significant unobservable inputs.
(f)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $32,585,287.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
SDR	Swedish Depository Receipt

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$5,301,054	$1,256,261	$—	$6,557,315
Air Freight & Logistics	—	925,539	—	925,539
Airlines	1,870,283	13,092,138	—	14,962,421
Auto Components	1,602,826	15,833,139	—	17,435,965
Automobiles	—	52,833,180	—	52,833,180
Banks	18,257,305	112,282,433	—	130,539,738
Beverages	—	8,397,314	—	8,397,314
Biotechnology	—	936,177	—	936,177
Building Products	—	5,177,005	—	5,177,005
Capital Markets	5,893,019	31,238,823	—	37,131,842
Chemicals	6,038,344	29,592,754	—	35,631,098
Commercial Services & Supplies	—	2,740,504	—	2,740,504
Communications Equipment	—	2,379,872	—	2,379,872
Construction & Engineering	—	2,280,025	—	2,280,025
Construction Materials	763,030	12,398,321	—	13,161,351
Consumer Finance	—	357,991	—	357,991
Containers & Packaging	—	7,062,563	—	7,062,563

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager International Value Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Distributors	$—	$3,545,538	$—	$3,545,538
Diversified Financial Services	—	26,352,022	—	26,352,022
Diversified Telecommunication Services	281,565	19,777,146	—	20,058,711
Electric Utilities	—	2,348,792	—	2,348,792
Electrical Equipment	—	15,563,833	—	15,563,833
Electronic Equipment, Instruments & Components	3,328,164	10,532,223	—	13,860,387
Energy Equipment & Services	5,216,218	1,043,714	—	6,259,932
Entertainment	—	11,605,809	—	11,605,809
Equity Real Estate Investment Trusts (REITs)	—	4,911,319	—	4,911,319
Food & Staples Retailing	482,910	22,431,465	—	22,914,375
Food Products	—	16,100,754	—	16,100,754
Gas Utilities	49,321	—	—	49,321
Health Care Equipment & Supplies	—	9,824,938	—	9,824,938
Health Care Providers & Services	—	2,993,992	—	2,993,992
Hotels, Restaurants & Leisure	—	4,268,524	—	4,268,524
Household Durables	—	16,283,981	—	16,283,981
Independent Power and Renewable Electricity Producers	—	604,230	—	604,230
Industrial Conglomerates	—	32,091,340	—	32,091,340
Insurance	7,732,414	52,394,033	—	60,126,447
Interactive Media & Services	2,561,216	—	—	2,561,216
IT Services	—	1,428,762	—	1,428,762
Leisure Products	—	3,229,925	—	3,229,925
Machinery	—	9,675,908	—	9,675,908
Marine	—	6,924,192	—	6,924,192
Media	92,402	10,671,233	—	10,763,635
Metals & Mining	11,132,385	33,862,064	—	44,994,449
Multiline Retail	—	1,559,078	—	1,559,078
Multi-Utilities	—	24,277,841	—	24,277,841
Oil, Gas & Consumable Fuels	41,348,220	49,979,644	—	91,327,864
Paper & Forest Products	—	5,141,242	—	5,141,242
Personal Products	—	4,172,789	—	4,172,789
Pharmaceuticals	9,022,977	50,579,342	—	59,602,319
Professional Services	—	1,314,701	—	1,314,701
Real Estate Management & Development	—	18,401,414	—	18,401,414
Road & Rail	—	3,687,008	—	3,687,008
Semiconductors & Semiconductor Equipment	3,402,900	5,641,003	—	9,043,903
Software	5,435,534	—	—	5,435,534
Specialty Retail	—	2,952,741	—	2,952,741
Technology Hardware, Storage & Peripherals	—	8,363,770	—	8,363,770
Textiles, Apparel & Luxury Goods	—	5,676,103	—	5,676,103
Tobacco	—	9,448,231	—	9,448,231
Trading Companies & Distributors	—	9,099,285	—	9,099,285
Transportation Infrastructure	447,319	1,520,055	—	1,967,374
Water Utilities	—	4,380,668	—	4,380,668
Wireless Telecommunication Services	1,730,922	23,566,571	—	25,297,493

Total Common Stocks	$131,990,328	$847,011,262	$—	$979,001,590

Repurchase Agreements	$—	$32,585,287	$—	$32,585,287

Total	$131,990,328	$879,596,549	$—	$1,011,586,877

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended September 30, 2018, there were seven transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $22,852,539. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

During the period ended September 30, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for these investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks 99.0%

	Shares	Value
Aerospace & Defense 2.7%
Boeing Co. (The)	92,518	$34,407,444
Lockheed Martin Corp.(a)	29,329	10,146,661
Textron, Inc.(a)	121,243	8,665,237

		53,219,342

Air Freight & Logistics 1.5%
Expeditors International of Washington, Inc.(a)	332,095	24,418,946
United Parcel Service, Inc., Class B	32,211	3,760,634

		28,179,580

Airlines 0.5%
Delta Air Lines, Inc.	154,197	8,917,213

Auto Components 0.4%
Lear Corp.	50,185	7,276,825

Banks 0.9%
Bank of America Corp.	183,326	5,400,784
East West Bancorp, Inc.	110,760	6,686,581
SVB Financial Group*	8,400	2,610,972
Synovus Financial Corp.	41,800	1,914,022

		16,612,359

Beverages 2.6%
Coca-Cola Co. (The)	182,964	8,451,107
Monster Beverage Corp.*	449,300	26,185,204
PepsiCo, Inc.	142,210	15,899,078

		50,535,389

Biotechnology 4.1%
AbbVie, Inc.	26,320	2,489,346
Amgen, Inc.(a)	62,284	12,910,850
Biogen, Inc.*	38,497	13,601,375
BioMarin Pharmaceutical, Inc.*(a)	124,830	12,104,765
Celgene Corp.*	97,205	8,698,876
Incyte Corp.*(a)	10,937	755,528
Regeneron Pharmaceuticals, Inc.*	49,075	19,828,263
Vertex Pharmaceuticals, Inc.*	45,257	8,722,834

		79,111,837

Capital Markets 2.0%
Affiliated Managers Group, Inc.	11,713	1,601,401
FactSet Research Systems, Inc.(a)	46,333	10,365,156
MSCI, Inc.	64,237	11,396,286
SEI Investments Co.	254,583	15,555,021

		38,917,864

Chemicals 1.3%
CF Industries Holdings, Inc.	194,044	10,563,755
Eastman Chemical Co.	78,163	7,481,762
LyondellBasell Industries NV, Class A	15,560	1,595,056
PPG Industries, Inc.(a)	16,370	1,786,458
Praxair, Inc.	19,850	3,190,491

		24,617,522

Communications Equipment 2.1%
Arista Networks, Inc.*(a)	9,190	2,443,253
Cisco Systems, Inc.	482,062	23,452,316
F5 Networks, Inc.*	33,360	6,652,651
Motorola Solutions, Inc.	39,020	5,078,063
Palo Alto Networks, Inc.*	10,760	2,423,798

		40,050,081

Consumer Finance 1.1%
American Express Co.	58,040	6,180,680
Capital One Financial Corp.	25,600	2,430,208
Discover Financial Services(a)	113,335	8,664,461
Synchrony Financial	156,382	4,860,352

		22,135,701

Diversified Consumer Services 0.0%†
Weight Watchers International, Inc.*	7,894	568,289

Electrical Equipment 0.1%
Emerson Electric Co.	32,900	2,519,482

Electronic Equipment, Instruments & Components 0.3%
FLIR Systems, Inc.	40,300	2,477,241
Zebra Technologies Corp., Class A*	16,750	2,961,902

		5,439,143

Energy Equipment & Services 0.7%
Schlumberger Ltd.	221,580	13,498,654

Entertainment 0.7%
Electronic Arts, Inc.*	91,506	11,025,558
Take-Two Interactive Software, Inc.*	23,621	3,259,462

		14,285,020

Equity Real Estate Investment Trusts (REITs) 1.3%
American Tower Corp.	14,670	2,131,551
Crown Castle International Corp.	10,270	1,143,359
Extra Space Storage, Inc.	98,088	8,498,344
Life Storage, Inc.	58,745	5,590,174
Public Storage	4,850	977,906
Simon Property Group, Inc.	36,859	6,514,828

		24,856,162

Food & Staples Retailing 2.1%
Costco Wholesale Corp.	85,245	20,022,345
Sysco Corp.	160,100	11,727,325
Walgreens Boots Alliance, Inc.(a)	128,814	9,390,541

		41,140,211

Food Products 1.3%
Danone SA, ADR-FR	755,935	11,690,535
General Mills, Inc.(a)	134,820	5,786,474
Tyson Foods, Inc., Class A	116,473	6,933,638

		24,410,647

Health Care Equipment & Supplies 3.1%
ABIOMED, Inc.*(a)	23,591	10,610,052
Align Technology, Inc.*	39,797	15,569,382
Baxter International, Inc.	126,940	9,785,805
Edwards Lifesciences Corp.*(a)	74,994	13,056,456
ICU Medical, Inc.*	8,000	2,262,000
Varian Medical Systems, Inc.*	72,368	8,100,150

		59,383,845

Health Care Providers & Services 3.6%
Cigna Corp.	34,316	7,146,307
HCA Healthcare, Inc.	77,404	10,768,445
Humana, Inc.	35,910	12,156,253
Molina Healthcare, Inc.*(a)	79,900	11,881,130
UnitedHealth Group, Inc.	26,550	7,063,362
WellCare Health Plans, Inc.*	63,159	20,241,828

		69,257,325

Health Care Technology 0.7%
Cerner Corp.*(a)	204,320	13,160,251

Hotels, Restaurants & Leisure 3.8%
Domino’s Pizza, Inc.(a)	31,601	9,315,975
Hilton Worldwide Holdings, Inc.	77,400	6,252,372
Marriott International, Inc., Class A	82,291	10,864,880

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Hotels, Restaurants & Leisure (continued)
Starbucks Corp.	399,101	$22,684,901
Yum China Holdings, Inc.	464,808	16,319,409
Yum! Brands, Inc.	89,476	8,134,263

		73,571,800

Household Products 1.3%
Colgate-Palmolive Co.	130,822	8,758,533
Kimberly-Clark Corp.	76,885	8,737,211
Procter & Gamble Co. (The)	93,192	7,756,370

		25,252,114

Independent Power and Renewable Electricity Producers 0.5%
AES Corp.(a)	602,326	8,432,564
NRG Energy, Inc.	61,997	2,318,688

		10,751,252

Insurance 1.0%
MetLife, Inc.	133,787	6,250,529
Progressive Corp. (The)	174,750	12,414,240

		18,664,769

Interactive Media & Services 8.8%
Alphabet, Inc., Class A*	37,601	45,387,415
Alphabet, Inc., Class C*	41,827	49,919,270
Facebook, Inc., Class A*	439,808	72,330,823
Match Group, Inc.*(a)	54,000	3,127,140

		170,764,648

Internet & Direct Marketing Retail 9.3%
Alibaba Group Holding Ltd., ADR-CN*	187,528	30,897,113
Amazon.com, Inc.*(a)	65,854	131,905,562
Booking Holdings, Inc.*(a)	7,316	14,514,944
Netflix, Inc.*	5,862	2,193,150

		179,510,769

IT Services 6.4%
Accenture plc, Class A	64,094	10,908,799
Automatic Data Processing, Inc.	54,822	8,259,482
Cognizant Technology Solutions Corp., Class A	137,054	10,573,716
DXC Technology Co.	103,079	9,639,948
Fidelity National Information Services, Inc.(a)	52,487	5,724,757
GoDaddy, Inc., Class A*	39,553	3,298,325
Mastercard, Inc., Class A	69,770	15,531,500
Total System Services, Inc.	56,900	5,618,306
Visa, Inc., Class A(a)	295,406	44,337,486
WEX, Inc.*	46,905	9,416,648

		123,308,967

Machinery 2.8%
Allison Transmission Holdings, Inc.(a)	292,363	15,205,800
Caterpillar, Inc.	57,940	8,835,270
Deere & Co.	85,476	12,849,607
Illinois Tool Works, Inc.(a)	49,791	7,026,506
Ingersoll-Rand plc	97,733	9,998,086

		53,915,269

Metals & Mining 0.1%
Compass Minerals International, Inc.(a)	36,714	2,467,181

Multiline Retail 0.4%
Nordstrom, Inc.(a)	135,800	8,122,198

Oil, Gas & Consumable Fuels 0.3%
Marathon Petroleum Corp.(a)	81,398	6,509,398

Pharmaceuticals 3.2%
Bristol-Myers Squibb Co.	232,767	14,450,176
Eli Lilly & Co.	160,056	17,175,609
Merck & Co., Inc.	90,144	6,394,815
Novartis AG, ADR-CH	86,477	7,450,858
Novo Nordisk A/S, ADR-DK	298,442	14,068,556
Zoetis, Inc.	26,890	2,462,049

		62,002,063

Road & Rail 1.2%
Landstar System, Inc.(a)	48,410	5,906,020
Union Pacific Corp.	104,663	17,042,276

		22,948,296

Semiconductors & Semiconductor Equipment 2.3%
Broadcom, Inc.(a)	13,333	3,289,651
NVIDIA Corp.(a)	67,710	19,027,864
QUALCOMM, Inc.	226,918	16,344,904
Texas Instruments, Inc.	59,839	6,420,126

		45,082,545

Software 13.0%
Adobe Systems, Inc.*	129,454	34,946,107
Atlassian Corp. plc, Class A*	28,100	2,701,534
Autodesk, Inc.*	163,959	25,595,639
Citrix Systems, Inc.*	15,935	1,771,335
Fortinet, Inc.*(a)	124,670	11,503,301
Intuit, Inc.	54,250	12,336,450
Microsoft Corp.	886,576	101,397,697
Oracle Corp.	573,270	29,557,801
salesforce.com, Inc.*	194,425	30,919,408

		250,729,272

Specialty Retail 3.0%
Advance Auto Parts, Inc.	62,100	10,453,293
Best Buy Co., Inc.	15,698	1,245,793
Home Depot, Inc. (The)	40,868	8,465,806
Michaels Cos., Inc. (The)*(a)	328,619	5,333,486
O’Reilly Automotive, Inc.*	24,600	8,544,072
Ross Stores, Inc.	20,855	2,066,731
TJX Cos., Inc. (The)	75,157	8,419,087
Urban Outfitters, Inc.*(a)	335,825	13,735,243

		58,263,511

Technology Hardware, Storage & Peripherals 5.8%
Apple, Inc.	427,230	96,442,900
NetApp, Inc.	125,570	10,785,207
Western Digital Corp.(a)	85,501	5,005,229

		112,233,336

Textiles, Apparel & Luxury Goods 1.3%
Under Armour, Inc., Class A*(a)	686,128	14,559,636
VF Corp.	111,450	10,415,003

		24,974,639

Tobacco 0.4%
Philip Morris International, Inc.	103,179	8,413,216

Trading Companies & Distributors 1.0%
HD Supply Holdings, Inc.*(a)	173,360	7,418,075
United Rentals, Inc.*	52,480	8,585,728
WW Grainger, Inc.	7,820	2,794,946

		18,798,749

Total Common Stocks (cost $1,501,899,031)		1,914,376,734

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

Repurchase Agreements 6.1%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $2,000,848, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $2,040,000.(b)	$2,000,000	$2,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,100, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $5,100,000.(b)	5,000,000	5,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(b)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $7,445,065, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $7,592,530.(b)	7,443,657	7,443,657
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $15,002,788, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $15,302,844.(b)	15,000,000	15,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $10,004,239, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $10,202,474.(b)	10,000,000	10,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $10,004,259, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $10,201,867.(b)	10,000,000	10,000,000
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $60,011,250, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $61,200,011.(b)	60,000,000	60,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $4,000,774, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $4,080,000.(b)	4,000,000	4,000,000

Total Repurchase Agreements (cost $118,443,657)		118,443,657

Total Investments (cost $1,620,342,688) — 105.1%		2,032,820,391
Liabilities in excess of other assets — (5.1)%		(99,307,355)

NET ASSETS — 100.0%		$1,933,513,036

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $151,338,261, which was collateralized by cash used to purchase repurchase agreements with a total value of $118,443,657, and by $35,072,744, of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/4/2018 - 2/15/2048, a total value of $153,516,401.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $118,443,657.
†	Amount rounds to less than 0.1%.

ADR	American Depositary Receipt
CH	Switzerland
CN	China
DK	Denmark
FR	France
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$1,914,376,734	$—	$—	$1,914,376,734
Repurchase Agreements	—	118,443,657	—	118,443,657

Total	$1,914,376,734	$118,443,657	$—	$2,032,820,391

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks 99.2%

	Shares	Value
BERMUDA 0.7%
Insurance 0.7%
RenaissanceRe Holdings Ltd.	94,206	$12,584,037

CANADA 1.1%
Chemicals 0.3%
Nutrien Ltd.	102,405	5,912,875

Oil, Gas & Consumable Fuels 0.8%
Canadian Natural Resources Ltd.	398,820	13,025,461

		18,938,336

IRELAND 0.4%
Construction Materials 0.4%
CRH plc	219,158	7,166,170

JAPAN 0.4%
Building Products 0.4%
Sanwa Holdings Corp.	589,200	7,017,686

JERSEY 0.2%
Metals & Mining 0.2%
Randgold Resources Ltd., ADR	44,815	3,161,698

LUXEMBOURG 0.3%
Energy Equipment & Services 0.3%
Tenaris SA, ADR	175,469	5,881,721

NETHERLANDS 0.4%
Health Care Equipment & Supplies 0.4%
Koninklijke Philips NV, ADR REG	160,855	7,320,511

SOUTH KOREA 0.3%
Technology Hardware, Storage & Peripherals 0.3%
Samsung Electronics Co. Ltd.	139,101	5,825,864

SPAIN 0.3%
Electric Utilities 0.3%
Iberdrola SA	854,800	6,262,374

UNITED KINGDOM 0.9%
Beverages 0.2%
Coca-Cola European Partners plc	66,361	3,017,435

Pharmaceuticals 0.2%
AstraZeneca plc, ADR(a)	109,292	4,324,684

Tobacco 0.5%
British American Tobacco plc	210,213	9,814,050

		17,156,169

UNITED STATES 94.2%
Aerospace & Defense 2.0%
Harris Corp.	27,500	4,653,275
L3 Technologies, Inc.	20,687	4,398,470
Lockheed Martin Corp.	12,124	4,194,419
Northrop Grumman Corp.	19,793	6,281,704
Raytheon Co.	22,669	4,684,776
Textron, Inc.	33,303	2,380,165
United Technologies Corp.	76,463	10,690,292

		37,283,101

Airlines 1.4%
Delta Air Lines, Inc.	289,720	16,754,507
Southwest Airlines Co.	157,508	9,836,375

		26,590,882

Auto Components 0.3%
Lear Corp.	40,957	5,938,765

Automobiles 0.6%
General Motors Co.	322,391	10,854,905

Banks 12.0%
Bank of America Corp.	1,282,720	37,788,931
Bank OZK(a)	213,888	8,119,188
BB&T Corp.	86,532	4,200,263
Citigroup, Inc.	671,658	48,184,745
JPMorgan Chase & Co.	442,344	49,914,097
PNC Financial Services Group, Inc. (The)	170,341	23,198,741
SunTrust Banks, Inc.(a)	64,780	4,326,656
US Bancorp	141,696	7,482,966
Wells Fargo & Co.	631,674	33,200,785
ZB NA(a)	67,962	3,408,294

		219,824,666

Beverages 0.7%
Coca-Cola Co. (The)	62,562	2,889,739
Molson Coors Brewing Co., Class B(a)	73,110	4,496,265
PepsiCo, Inc.	50,098	5,600,956

		12,986,960

Biotechnology 1.6%
Biogen, Inc.*	46,006	16,254,380
Gilead Sciences, Inc.	40,224	3,105,695
Incyte Corp.*	70,096	4,842,232
Seattle Genetics, Inc.*	64,992	5,012,183

		29,214,490

Building Products 1.1%
Fortune Brands Home & Security, Inc.	122,700	6,424,572
JELD-WEN Holding, Inc.*(a)	79,351	1,956,796
Johnson Controls International plc	205,195	7,181,825
Owens Corning	83,687	4,541,693

		20,104,886

Capital Markets 1.2%
Ameriprise Financial, Inc.	41,769	6,167,611
Goldman Sachs Group, Inc. (The)	32,775	7,349,465
LPL Financial Holdings, Inc.	59,839	3,860,214
Raymond James Financial, Inc.	43,513	4,005,372

		21,382,662

Chemicals 3.3%
Cabot Corp.	55,020	3,450,854
Celanese Corp.(a)	109,197	12,448,458
CF Industries Holdings, Inc.	409,887	22,314,248
DowDuPont, Inc.	130,289	8,378,886
Eastman Chemical Co.	65,985	6,316,084
Mosaic Co. (The)(a)	241,791	7,853,372

		60,761,902

Commercial Services & Supplies 0.6%
Herman Miller, Inc.	303,449	11,652,442

Communications Equipment 2.2%
Acacia Communications, Inc.*	86,000	3,557,820
Cisco Systems, Inc.	772,792	37,596,331

		41,154,151

Construction & Engineering 0.2%
Quanta Services, Inc.*	88,108	2,941,045

Construction Materials 0.8%
Martin Marietta Materials, Inc.(a)	44,231	8,047,831
Vulcan Materials Co.(a)	53,936	5,997,683

		14,045,514

Consumer Finance 1.4%
Capital One Financial Corp.	45,085	4,279,919
Discover Financial Services	93,519	7,149,528
SLM Corp.*	725,952	8,094,364
Synchrony Financial	192,888	5,994,959

		25,518,770

Diversified Financial Services 2.5%
Berkshire Hathaway, Inc., Class B*	179,591	38,452,229
Voya Financial, Inc.	144,489	7,176,769

		45,628,998

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Diversified Telecommunication Services 3.9%
AT&T, Inc.	650,883	$21,856,651
Verizon Communications, Inc.	927,513	49,519,919

		71,376,570

Electric Utilities 3.4%
American Electric Power Co., Inc.	44,210	3,133,605
Edison International	101,473	6,867,693
Exelon Corp.	406,328	17,740,279
FirstEnergy Corp.(a)	198,432	7,375,717
NextEra Energy, Inc.	14,943	2,504,447
OGE Energy Corp.	199,080	7,230,586
PG&E Corp.*(a)	66,574	3,063,070
PPL Corp.	512,757	15,003,270

		62,918,667

Electrical Equipment 0.7%
Eaton Corp. plc	102,701	8,907,258
Regal Beloit Corp.	50,318	4,148,719

		13,055,977

Electronic Equipment, Instruments & Components 0.5%
Coherent, Inc.*(a)	29,700	5,114,043
Corning, Inc.	131,069	4,626,736

		9,740,779

Energy Equipment & Services 1.3%
Apergy Corp.*	103,649	4,514,950
Halliburton Co.	344,894	13,978,554
Schlumberger Ltd.	87,949	5,357,853

		23,851,357

Equity Real Estate Investment Trusts (REITs) 4.5%
Acadia Realty Trust	148,600	4,165,258
American Tower Corp.	33,247	4,830,789
Brixmor Property Group, Inc.	391,257	6,850,910
Columbia Property Trust, Inc.	304,744	7,204,148
CubeSmart	142,831	4,074,968
Extra Space Storage, Inc.	71,802	6,220,925
Host Hotels & Resorts, Inc.	580,491	12,248,361
Life Storage, Inc.	34,540	3,286,826
Medical Properties Trust, Inc.	366,406	5,463,113
Simon Property Group, Inc.	34,816	6,153,728
STORE Capital Corp.	497,523	13,826,165
Taubman Centers, Inc.	92,348	5,525,181
Weyerhaeuser Co.	82,025	2,646,947

		82,497,319

Food & Staples Retailing 1.6%
Kroger Co. (The)(a)	177,594	5,169,761
US Foods Holding Corp.*(a)	88,851	2,738,388
Walgreens Boots Alliance, Inc.	286,542	20,888,912

		28,797,061

Food Products 2.0%
Archer-Daniels-Midland Co.	144,289	7,253,408
Conagra Brands, Inc.	198,259	6,734,858
Hormel Foods Corp.(a)	149,658	5,896,525
JM Smucker Co. (The)(a)	45,448	4,663,419
Kellogg Co.(a)	87,780	6,146,356
Kraft Heinz Co. (The)(a)	48,144	2,653,216
Mondelez International, Inc., Class A	68,984	2,963,553
Tyson Foods, Inc., Class A	24,685	1,469,498

		37,780,833

Health Care Equipment & Supplies 1.8%
Abbott Laboratories	104,866	7,692,970
Baxter International, Inc.	26,227	2,021,839
Boston Scientific Corp.*	119,800	4,612,300
Danaher Corp.	19,514	2,120,391
Medtronic plc	177,777	17,487,924

		33,935,424

Health Care Providers & Services 3.5%
Centene Corp.*	13,188	1,909,359
Cigna Corp.	17,686	3,683,110
CVS Health Corp.	87,430	6,882,490
DaVita, Inc.*	37,751	2,704,104
Express Scripts Holding Co.*	60,738	5,770,717
HCA Healthcare, Inc.	22,171	3,084,430
Humana, Inc.	29,517	9,992,095
McKesson Corp.	148,928	19,755,298
Quest Diagnostics, Inc.	51,732	5,582,400
UnitedHealth Group, Inc.	17,055	4,537,312

		63,901,315

Hotels, Restaurants & Leisure 0.7%
Aramark (a)	103,042	4,432,866
Las Vegas Sands Corp.	50,848	3,016,812
Marriott International, Inc., Class A	15,192	2,005,800
Royal Caribbean Cruises Ltd.	25,289	3,286,053

		12,741,531

Household Durables 0.6%
Newell Brands, Inc.(a)	507,647	10,305,234

Household Products 0.4%
Kimberly-Clark Corp.	17,510	1,989,836
Procter & Gamble Co. (The)	73,419	6,110,664

		8,100,500

Independent Power and Renewable Electricity Producers 0.6%
AES Corp.(a)	221,061	3,094,854
NRG Energy, Inc.	221,022	8,266,223

		11,361,077

Industrial Conglomerates 0.8%
Honeywell International, Inc.	94,122	15,661,901

Insurance 5.3%
Allstate Corp. (The)	35,718	3,525,367
American International Group, Inc.	331,393	17,643,363
Arthur J Gallagher & Co.	73,637	5,481,538
Assurant, Inc.(a)	40,893	4,414,399
Athene Holding Ltd., Class A*	57,123	2,950,974
Chubb Ltd.	44,767	5,982,662
CNO Financial Group, Inc.	296,562	6,293,046
Hartford Financial Services Group, Inc. (The)	110,676	5,529,373
Loews Corp.	40,739	2,046,320
MetLife, Inc.	648,626	30,303,808
Prudential Financial, Inc.	61,666	6,247,999
Unum Group	198,464	7,753,988

		98,172,837

Interactive Media & Services 0.2%
Alphabet, Inc., Class A*	3,471	4,189,775

Internet & Direct Marketing Retail 0.3%
Expedia Group, Inc.	40,038	5,224,158

IT Services 2.0%
Amdocs Ltd.	105,907	6,987,744
DXC Technology Co.	71,550	6,691,356
Genpact Ltd.	275,991	8,448,085
International Business Machines Corp.	81,511	12,325,278
Teradata Corp.*(a)	72,952	2,751,020

		37,203,483

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Machinery 0.4%
AGCO Corp.	34,282	$2,084,003
Dover Corp.(a)	34,135	3,021,972
Ingersoll-Rand plc	28,084	2,872,993

		7,978,968

Media 1.7%
Comcast Corp., Class A	790,750	28,000,458
Omnicom Group, Inc.(a)	43,574	2,963,903

		30,964,361

Metals & Mining 1.3%
Alcoa Corp.*	122,400	4,944,960
Freeport-McMoRan, Inc.	309,034	4,301,753
Newmont Mining Corp.	93,222	2,815,304
Reliance Steel & Aluminum Co.(a)	143,666	12,253,274

		24,315,291

Mortgage Real Estate Investment Trusts (REITs) 0.1%
AGNC Investment Corp.	87,306	1,626,511

Multiline Retail 0.2%
Target Corp.	45,171	3,984,534

Multi-Utilities 0.3%
Sempra Energy(a)	53,800	6,119,750

Oil, Gas & Consumable Fuels 9.9%
Anadarko Petroleum Corp.	229,257	15,454,214
Cheniere Energy, Inc.*(a)	20,351	1,414,191
Chevron Corp.	137,807	16,851,040
Cimarex Energy Co.(a)	96,502	8,968,896
Concho Resources, Inc.*(a)	47,000	7,179,250
Diamondback Energy, Inc.	45,221	6,113,427
EOG Resources, Inc.	68,703	8,764,442
Exxon Mobil Corp.	117,142	9,959,413
Hess Corp.	133,666	9,567,812
Laredo Petroleum, Inc.*	452,984	3,700,879
Marathon Oil Corp.	261,185	6,080,387
Marathon Petroleum Corp.	230,912	18,466,033
Noble Energy, Inc.	185,059	5,771,990
Occidental Petroleum Corp.	251,444	20,661,153
Phillips 66	194,038	21,871,964
Pioneer Natural Resources Co.	23,395	4,075,175
Valero Energy Corp.	135,981	15,467,839

		180,368,105

Personal Products 0.3%
Coty, Inc., Class A(a)	405,554	5,093,758

Pharmaceuticals 5.7%
Allergan plc	39,368	7,498,817
Bristol-Myers Squibb Co.	375,296	23,298,376
Eli Lilly & Co.	65,822	7,063,359
Johnson & Johnson	126,598	17,492,046
Merck & Co., Inc.	175,478	12,448,409
Mylan NV*	370,642	13,565,497
Pfizer, Inc.	542,045	23,887,922

		105,254,426

Road & Rail 0.8%
Genesee & Wyoming, Inc., Class A*(a)	76,867	6,994,128
Union Pacific Corp.	44,020	7,167,777

		14,161,905

Semiconductors & Semiconductor Equipment 3.4%
Applied Materials, Inc.	106,599	4,120,051
Broadcom, Inc.	48,989	12,087,056
Intel Corp.	191,342	9,048,563
KLA-Tencor Corp.	91,443	9,300,668
Marvell Technology Group Ltd.	256,942	4,958,981
QUALCOMM, Inc.	230,329	16,590,597
Teradyne, Inc.(a)	94,100	3,479,818
Texas Instruments, Inc.	28,171	3,022,467

		62,608,201

Software 1.2%
Microsoft Corp.	81,132	9,279,067
Oracle Corp.	245,359	12,650,710

		21,929,777

Specialty Retail 0.4%
Advance Auto Parts, Inc.	18,032	3,035,327
Urban Outfitters, Inc.*(a)	115,631	4,729,307

		7,764,634

Technology Hardware, Storage & Peripherals 1.2%
Apple, Inc.	20,231	4,566,946
Hewlett Packard Enterprise Co.(a)	358,626	5,849,190
Western Digital Corp.	161,108	9,431,262
Xerox Corp.	107,662	2,904,721

		22,752,119

Textiles, Apparel & Luxury Goods 0.4%
Skechers U.S.A., Inc., Class A*(a)	235,900	6,588,687

Tobacco 0.9%
Altria Group, Inc.	64,802	3,908,209
Philip Morris International, Inc.	158,589	12,931,347

		16,839,556

		1,735,050,520

Total Common Stocks (cost $1,637,031,281)		1,826,365,086

Exchange Traded Fund 0.2%

	Shares	Market Value
UNITED STATES 0.2%
iShares Russell 1000 Value ETF(a)	33,959	4,299,889

Total Exchange Traded Fund (cost $4,401,596)		4,299,889

Repurchase Agreements 5.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $5,002,120, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $5,100,000.(b)	$5,000,000	$5,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $7,002,940, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $7,140,000.(b)	7,000,000	7,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $15,006,417, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $15,305,610.(b)	$15,000,000	$15,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $33,510,450, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $34,174,194.(b)	33,504,111	33,504,111
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $10,001,859, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $10,201,896.(b)	10,000,000	10,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $8,003,392, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $8,161,979.(b)	8,000,000	8,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(b)	5,000,000	5,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $15,002,901, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $15,300,002.(b)	15,000,000	15,000,000

Total Repurchase Agreements (cost $98,504,111)		98,504,111

Total Investments
(cost $1,739,936,988) — 104.7%		1,929,169,086
Liabilities in excess of other assets — (4.7)%		(85,922,543)

NET ASSETS — 100.0%		$1,843,246,543

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $126,643,151, which was collateralized by cash used to purchase repurchase agreements with a total value of $98,504,111 and by $31,032,336 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 2/15/2048, a total value of $129,536,447.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $98,504,111.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

Forward foreign currency contracts outstanding as of September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	5,511,396	JPY	609,114,000	JPMorgan Chase Bank	12/19/2018	115,352

Total unrealized appreciation						115,352

USD	3,429,721	EUR	2,941,000	JPMorgan Chase Bank	12/19/2018	(8,032)

Total unrealized depreciation						(8,032)

Net unrealized appreciation						107,320

Currency:

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$37,283,101	$—	$—	$37,283,101
Airlines	26,590,882	—	—	26,590,882
Auto Components	5,938,765	—	—	5,938,765
Automobiles	10,854,905	—	—	10,854,905
Banks	219,824,666	—	—	219,824,666
Beverages	16,004,395	—	—	16,004,395
Biotechnology	29,214,490	—	—	29,214,490
Building Products	20,104,886	7,017,686	—	27,122,572
Capital Markets	21,382,662	—	—	21,382,662
Chemicals	66,674,777	—	—	66,674,777
Commercial Services & Supplies	11,652,442	—	—	11,652,442
Communications Equipment	41,154,151	—	—	41,154,151
Construction & Engineering	2,941,045	—	—	2,941,045
Construction Materials	14,045,514	7,166,170	—	21,211,684
Consumer Finance	25,518,770	—	—	25,518,770
Diversified Financial Services	45,628,998	—	—	45,628,998
Diversified Telecommunication Services	71,376,570	—	—	71,376,570
Electric Utilities	62,918,667	6,262,374	—	69,181,041

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Electrical Equipment	$13,055,977	$—	$—	$13,055,977
Electronic Equipment, Instruments & Components	9,740,779	—	—	9,740,779
Energy Equipment & Services	29,733,078	—	—	29,733,078
Equity Real Estate Investment Trusts (REITs)	82,497,319	—	—	82,497,319
Food & Staples Retailing	28,797,061	—	—	28,797,061
Food Products	37,780,833	—	—	37,780,833
Health Care Equipment & Supplies	41,255,935	—	—	41,255,935
Health Care Providers & Services	63,901,315	—	—	63,901,315
Hotels, Restaurants & Leisure	12,741,531	—	—	12,741,531
Household Durables	10,305,234	—	—	10,305,234
Household Products	8,100,500	—	—	8,100,500
Independent Power and Renewable Electricity Producers	11,361,077	—	—	11,361,077
Industrial Conglomerates	15,661,901	—	—	15,661,901
Insurance	110,756,874	—	—	110,756,874
Interactive Media & Services	4,189,775	—	—	4,189,775
Internet & Direct Marketing Retail	5,224,158	—	—	5,224,158
IT Services	37,203,483	—	—	37,203,483
Machinery	7,978,968	—	—	7,978,968
Media	30,964,361	—	—	30,964,361
Metals & Mining	27,476,989	—	—	27,476,989
Mortgage Real Estate Investment Trusts (REITs)	1,626,511	—	—	1,626,511
Multiline Retail	3,984,534	—	—	3,984,534
Multi-Utilities	6,119,750	—	—	6,119,750
Oil, Gas & Consumable Fuels	193,393,566	—	—	193,393,566
Personal Products	5,093,758	—	—	5,093,758
Pharmaceuticals	109,579,110	—	—	109,579,110
Road & Rail	14,161,905	—	—	14,161,905
Semiconductors & Semiconductor Equipment	62,608,201	—	—	62,608,201
Software	21,929,777	—	—	21,929,777
Specialty Retail	7,764,634	—	—	7,764,634
Technology Hardware, Storage & Peripherals	22,752,119	5,825,864	—	28,577,983
Textiles, Apparel & Luxury Goods	6,588,687	—	—	6,588,687
Tobacco	16,839,556	9,814,050	—	26,653,606

Total Common Stocks	$1,790,278,942	$36,086,144	$—	$1,826,365,086

Exchange Traded Fund	$4,299,889	$—	$—	$4,299,889
Forward Foreign Currency Contracts	—	115,352	—	115,352
Repurchase Agreements	—	98,504,111	—	98,504,111

Total Assets	$1,794,578,831	$134,705,607	$—	$1,929,284,438

Liabilities:
Forward Foreign Currency Contracts	$—	$(8,032)	$—	$(8,032)

Total Liabilities	$—	$(8,032)	$—	$(8,032)

Total	$1,794,578,831	$134,697,575	$—	$1,929,276,406

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency and/or to manage currency exposures and/or to express a view on a foreign currency vs the U.S. dollar or other foreign currency. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Large Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$115,352

Total		$115,352

		Fair Value

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(8,032)

Total		$(8,032)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks 98.1%

	Shares	Value
ARGENTINA 1.5%
Internet & Direct Marketing Retail 0.8%
MercadoLibre, Inc.(a)	16,352	$5,567,365

Software 0.7%
Globant SA*	86,700	5,114,433

		10,681,798

CANADA 0.6%
IT Services 0.6%
Shopify, Inc., Class A*(a)	27,700	4,555,542

HONG KONG 0.5%
Hotels, Restaurants & Leisure 0.5%
Melco Resorts & Entertainment Ltd., ADR	179,600	3,798,540

RUSSIA 0.6%
Interactive Media & Services 0.6%
Yandex NV, Class A*	135,147	4,444,985

SWITZERLAND 0.2%
Biotechnology 0.2%
CRISPR Therapeutics AG*	38,825	1,721,889

UNITED KINGDOM 0.5%
Pharmaceuticals 0.5%
GW Pharmaceuticals plc, ADR*	20,200	3,489,348

UNITED STATES 94.2%
Aerospace & Defense 2.9%
Curtiss-Wright Corp.	48,467	6,660,336
Harris Corp.	24,000	4,061,040
Mercury Systems, Inc.*(a)	91,164	5,043,192
Teledyne Technologies, Inc.*	21,600	5,328,288

		21,092,856

Auto Components 0.4%
Aptiv plc	35,500	2,978,450

Banks 1.4%
Comerica, Inc.	29,000	2,615,800
East West Bancorp, Inc.	41,000	2,475,170
SVB Financial Group*	17,500	5,439,525

		10,530,495

Beverages 0.9%
National Beverage Corp.*(a)	55,300	6,449,086

Biotechnology 5.5%
Agios Pharmaceuticals, Inc.*(a)	23,500	1,812,320
AnaptysBio, Inc.*	24,583	2,452,646
Array BioPharma, Inc.*(a)	282,556	4,294,851
Avrobio, Inc.*(a)	34,000	1,763,580
BioMarin Pharmaceutical, Inc.*(a)	34,000	3,296,980
Exact Sciences Corp.*	49,600	3,914,432
Exelixis, Inc.*	135,000	2,392,200
Flexion Therapeutics, Inc.*(a)	183,698	3,436,990
Incyte Corp.*	49,000	3,384,920
Mirati Therapeutics, Inc.*(a)	21,000	989,100
Neurocrine Biosciences, Inc.*(a)	39,000	4,795,050
Sarepta Therapeutics, Inc.*	40,277	6,505,138
Seattle Genetics, Inc.*(a)	17,500	1,349,600

		40,387,807

Building Products 0.7%
AO Smith Corp.	93,300	4,979,421

Capital Markets 2.1%
Affiliated Managers Group, Inc.	14,500	1,982,440
Cboe Global Markets, Inc.	26,500	2,542,940
MarketAxess Holdings, Inc.	8,800	1,570,712
Raymond James Financial, Inc.	104,100	9,582,405

		15,678,497

Chemicals 1.4%
Albemarle Corp.(a)	41,000	4,090,980
Ingevity Corp.*(a)	63,300	6,449,004

		10,539,984

Commercial Services & Supplies 3.7%
Brink’s Co. (The)(a)	105,855	7,383,386
Cintas Corp.	24,500	4,846,345
Waste Connections, Inc.	191,041	15,239,341

		27,469,072

Communications Equipment 1.9%
Arista Networks, Inc.*	7,000	1,861,020
Motorola Solutions, Inc.	72,000	9,370,080
Palo Alto Networks, Inc.*	11,000	2,477,860

		13,708,960

Construction & Engineering 1.0%
MasTec, Inc.*(a)	55,000	2,455,750
Willscot Corp.*(a)	290,356	4,979,605

		7,435,355

Construction Materials 0.5%
Vulcan Materials Co.(a)	35,600	3,958,720

Consumer Finance 0.6%
SLM Corp.*	401,300	4,474,495

Containers & Packaging 0.4%
Packaging Corp. of America	27,000	2,961,630

Diversified Consumer Services 2.9%
Adtalem Global Education, Inc.*	117,000	5,639,400
Bright Horizons Family Solutions, Inc.*	98,900	11,654,376
Service Corp. International	87,000	3,845,400

		21,139,176

Diversified Telecommunication Services 0.3%
Zayo Group Holdings, Inc.*	71,500	2,482,480

Electrical Equipment 0.9%
AMETEK, Inc.	54,500	4,312,040
Rockwell Automation, Inc.	14,000	2,625,280

		6,937,320

Electronic Equipment, Instruments & Components 5.2%
Amphenol Corp., Class A	57,500	5,406,150
CDW Corp.	65,000	5,779,800
Cognex Corp.(a)	51,000	2,846,820
Littelfuse, Inc.	20,429	4,042,695
Novanta, Inc.*	57,850	3,956,940
Rogers Corp.*(a)	25,644	3,777,874
Trimble, Inc.*	108,000	4,693,680
Zebra Technologies Corp., Class A*	43,000	7,603,690

		38,107,649

Entertainment 2.4%
Take-Two Interactive Software, Inc.*	85,700	11,825,743
World Wrestling Entertainment, Inc., Class A	63,700	6,161,701

		17,987,444

Equity Real Estate Investment Trusts (REITs) 0.3%
CyrusOne, Inc.	37,500	2,377,500

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Food Products 1.0%
Lamb Weston Holdings, Inc.	115,000	$7,659,000

Health Care Equipment & Supplies 7.9%
ABIOMED, Inc.*	4,000	1,799,000
Align Technology, Inc.*	7,000	2,738,540
Avanos Medical, Inc.*(a)	68,000	4,658,000
AxoGen, Inc.*(a)	35,000	1,289,750
DexCom, Inc.*	39,000	5,578,560
Edwards Lifesciences Corp.*	19,500	3,394,950
Haemonetics Corp.*	39,300	4,502,994
Hill-Rom Holdings, Inc.(a)	98,700	9,317,280
ICU Medical, Inc.*	22,200	6,277,050
IDEXX Laboratories, Inc.*	7,500	1,872,450
Insulet Corp.*(a)	82,889	8,782,090
iRhythm Technologies, Inc.*	44,200	4,183,972
Merit Medical Systems, Inc.*	50,000	3,072,500

		57,467,136

Health Care Providers & Services 2.9%
Amedisys, Inc.*(a)	32,320	4,038,707
Encompass Health Corp.	37,500	2,923,125
Tivity Health, Inc.*(a)	98,000	3,150,700
WellCare Health Plans, Inc.*	34,800	11,153,052

		21,265,584

Health Care Technology 1.8%
Teladoc Health, Inc.*(a)	15,000	1,295,250
Veeva Systems, Inc., Class A*	112,000	12,193,440

		13,488,690

Hotels, Restaurants & Leisure 6.0%
Aramark	77,000	3,312,540
Chipotle Mexican Grill, Inc.*	10,400	4,727,008
Eldorado Resorts, Inc.*(a)	182,400	8,864,640
Hilton Grand Vacations, Inc.*	149,800	4,958,380
Norwegian Cruise Line Holdings Ltd.*	64,000	3,675,520
Red Rock Resorts, Inc., Class A	68,500	1,825,525
Six Flags Entertainment Corp.(a)	64,750	4,520,845
Vail Resorts, Inc.	40,500	11,114,010

		42,998,468

Household Durables 0.4%
Skyline Champion Corp.	100,200	2,862,714

Household Products 0.4%
Church & Dwight Co., Inc.	45,000	2,671,650

Independent Power and Renewable Electricity Producers 0.3%
Vistra Energy Corp.*	100,000	2,488,000

Industrial Conglomerates 0.6%
Roper Technologies, Inc.	16,000	4,739,360

Interactive Media & Services 1.3%
IAC/InterActiveCorp*	15,500	3,359,160
Match Group, Inc.*(a)	108,800	6,300,608

		9,659,768

Internet & Direct Marketing Retail 0.4%
Etsy, Inc.*	60,400	3,103,352

IT Services 9.9%
Black Knight, Inc.*	118,000	6,130,100
DXC Technology Co.	34,000	3,179,680
EPAM Systems, Inc.*	38,756	5,336,701
Euronet Worldwide, Inc.*(a)	65,734	6,587,861
First Data Corp., Class A*	313,380	7,668,409
Gartner, Inc.*(a)	46,100	7,306,850
Global Payments, Inc.(a)	44,000	5,605,600
GreenSky, Inc., Class A*	148,562	2,674,116
Okta, Inc.*(a)	37,500	2,638,500
Perspecta, Inc.	35,000	900,200
Square, Inc., Class A*(a)	47,500	4,702,975
Switch, Inc., Class A(a)	113,678	1,227,722
Total System Services, Inc.	84,000	8,294,160
WEX, Inc.*	49,300	9,897,469

		72,150,343

Life Sciences Tools & Services 2.0%
Bio-Rad Laboratories, Inc., Class A*	33,500	10,485,165
PRA Health Sciences, Inc.*	40,000	4,407,600

		14,892,765

Machinery 3.4%
Evoqua Water Technologies Corp.*(a)	242,141	4,305,267
Fortive Corp.	54,500	4,588,900
Gardner Denver Holdings, Inc.*(a)	89,000	2,522,260
IDEX Corp.	32,500	4,896,450
John Bean Technologies Corp.(a)	13,500	1,610,550
Milacron Holdings Corp.*	70,000	1,417,500
Stanley Black & Decker, Inc.	25,500	3,734,220
Xylem, Inc.	21,000	1,677,270

		24,752,417

Media 0.3%
Altice USA, Inc., Class A	137,000	2,485,180

Oil, Gas & Consumable Fuels 0.7%
Concho Resources, Inc.*(a)	17,500	2,673,125
Devon Energy Corp.	61,500	2,456,310

		5,129,435

Pharmaceuticals 1.6%
Aerie Pharmaceuticals, Inc.*(a)	50,000	3,077,500
Elanco Animal Health, Inc.*(a)	84,610	2,952,043
Jazz Pharmaceuticals plc*	17,100	2,875,023
MyoKardia, Inc.*(a)	22,280	1,452,656
WaVe Life Sciences Ltd.*	32,900	1,645,000

		12,002,222

Professional Services 0.9%
CoStar Group, Inc.*	15,500	6,523,020

Road & Rail 1.5%
JB Hunt Transport Services, Inc.(a)	19,500	2,319,330
Old Dominion Freight Line, Inc.	17,000	2,741,420
Saia, Inc.*(a)	73,300	5,603,785

		10,664,535

Semiconductors & Semiconductor Equipment 2.2%
Advanced Micro Devices, Inc.*	90,000	2,780,100
Microchip Technology, Inc.(a)	40,000	3,156,400
Monolithic Power Systems, Inc.(a)	39,000	4,895,670
Universal Display Corp.(a)	47,300	5,576,670

		16,408,840

Software 7.1%
2U, Inc.*	59,500	4,473,805
Autodesk, Inc.*(a)	28,500	4,449,135
Envestnet, Inc.*(a)	69,400	4,229,930
Nutanix, Inc., Class A*(a)	70,000	2,990,400
Proofpoint, Inc.*	92,102	9,793,206
RingCentral, Inc., Class A*(a)	45,000	4,187,250

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Software (continued)
ServiceNow, Inc.*	27,500	$5,379,825
Splunk, Inc.*	32,500	3,929,575
Tyler Technologies, Inc.*	7,000	1,715,420
Ultimate Software Group, Inc. (The)*(a)	31,600	10,181,204

		51,329,750

Specialty Retail 3.7%
Burlington Stores, Inc.*	70,659	11,511,764
Five Below, Inc.*(a)	32,500	4,226,950
Hudson Ltd., Class A*	69,600	1,570,176
O’Reilly Automotive, Inc.*	7,000	2,431,240
Ross Stores, Inc.	56,000	5,549,600
Ulta Beauty, Inc.*	7,000	1,974,840

		27,264,570

Technology Hardware, Storage & Peripherals 0.4%
NCR Corp.*(a)	97,200	2,761,452

Trading Companies & Distributors 2.1%
SiteOne Landscape Supply, Inc.*(a)	75,560	5,692,690
United Rentals, Inc.*	20,500	3,353,800
Univar, Inc.*	211,797	6,493,696

		15,540,186

		691,984,834

Total Common Stocks (cost $529,979,781)		720,676,936

Master Limited Partnership 0.6%

	Shares	Value
Oil, Gas & Consumable Fuels 0.6%
Viper Energy Partners LP	104,600	4,403,660

Total Master Limited Partnership (cost $4,036,512)		4,403,660

Repurchase Agreements 12.6%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $2,000,848, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $2,040,000.(b)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $9,003,780, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $9,180,000.(b)	9,000,000	9,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $6,002,567, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $6,122,244.(b)	6,000,000	6,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $7,691,378, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $7,843,722.(b)	7,689,923	7,689,923
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $40,007,434, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $40,807,584.(b)	40,000,000	40,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $8,003,392, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $8,161,979.(b)	8,000,000	8,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(b)	5,000,000	5,000,000
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $10,001,875, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $10,200,002.(b)	10,000,000	10,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $5,000,967, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $5,100,001.(b)	5,000,000	5,000,000

Total Repurchase Agreements (cost $92,689,923)		92,689,923

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

Value
Total Investments (cost $626,706,216) — 111.3%	817,770,519
Liabilities in excess of other assets — (11.3)%	(82,951,681)

NET ASSETS — 100.0%	$734,818,838

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $123,731,917, which was collateralized by cash used to purchase repurchase agreements with a total value of $92,689,923 and by $33,998,391 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 - 11/15/2047, a total value of $126,688,314.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $92,689,923.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$720,676,936	$—	$—	$720,676,936
Master Limited Partnership	4,403,660	—	—	4,403,660
Repurchase Agreements	—	92,689,923	—	92,689,923

Total	$725,080,596	$92,689,923	$—	$817,770,519

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks 96.4%

	Shares	Value
Aerospace & Defense 1.8%
Textron, Inc.	18,001	$1,286,532
TransDigm Group, Inc.*(a)	24,207	9,012,266

		10,298,798

Airlines 2.1%
Alaska Air Group, Inc.(a)	103,773	7,145,809
Southwest Airlines Co.	31,908	1,992,654
United Continental Holdings, Inc.*	32,200	2,867,732

		12,006,195

Auto Components 1.6%
Aptiv plc	4,646	389,799
BorgWarner, Inc.	31,046	1,328,148
Dana, Inc.	259,136	4,838,069
Delphi Technologies plc	76,903	2,411,678

		8,967,694

Automobiles 0.4%
Honda Motor Co. Ltd., ADR-JP(a)	46,848	1,409,188
Thor Industries, Inc.	11,499	962,466

		2,371,654

Banks 5.3%
Bank of Hawaii Corp.(a)	27,784	2,192,436
BB&T Corp.	67,931	3,297,371
CIT Group, Inc.(a)	90,210	4,655,738
Comerica, Inc.	7,690	693,638
Commerce Bancshares, Inc.	27,868	1,839,845
Fifth Third Bancorp	113,054	3,156,468
M&T Bank Corp.	13,658	2,247,287
Pinnacle Financial Partners, Inc.(a)	33,809	2,033,611
Prosperity Bancshares, Inc.(a)	7,265	503,828
Signature Bank	37,386	4,293,408
SunTrust Banks, Inc.(a)	26,804	1,790,239
UMB Financial Corp.(a)	26,485	1,877,787
Westamerica Bancorp(a)	30,213	1,817,614

		30,399,270

Beverages 0.8%
Molson Coors Brewing Co., Class B(a)	75,701	4,655,611

Biotechnology 0.4%
United Therapeutics Corp.*	16,100	2,058,868

Building Products 0.4%
Johnson Controls International plc	71,260	2,494,100

Capital Markets 2.5%
Ameriprise Financial, Inc.	17,627	2,602,803
E*TRADE Financial Corp.*	26,800	1,404,052
Invesco Ltd.	146,437	3,350,478
Jefferies Financial Services, Inc.	108,300	2,378,268
Northern Trust Corp.	35,809	3,657,173
State Street Corp.	11,315	947,971

		14,340,745

Chemicals 2.2%
Ashland Global Holdings, Inc.(a)	72,025	6,040,016
Eastman Chemical Co.	41,123	3,936,294
PPG Industries, Inc.	24,600	2,684,598

		12,660,908

Commercial Services & Supplies 1.6%
Republic Services, Inc.	100,016	7,267,163
Stericycle, Inc.*(a)	35,600	2,089,008

		9,356,171

Communications Equipment 0.6%
ARRIS International plc*	121,712	3,163,295

Construction & Engineering 0.3%
Star Group, Inc. (The)*	61,200	1,523,880

Consumer Finance 1.7%
Ally Financial, Inc.(a)	372,388	9,849,663

Containers & Packaging 3.4%
Ball Corp.	63,700	2,802,163
Bemis Co., Inc.	3,332	161,935
Graphic Packaging Holding Co.(a)	161,268	2,259,365
Owens-Illinois, Inc.*(a)	252,131	4,737,541
Packaging Corp. of America	39,994	4,386,942
Sonoco Products Co.(a)	36,289	2,014,040
WestRock Co.	54,220	2,897,517

		19,259,503

Distributors 0.9%
Genuine Parts Co.	16,841	1,673,995
LKQ Corp.*	104,600	3,312,682

		4,986,677

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*(a)	96,015	4,627,923

Diversified Financial Services 0.3%
Voya Financial, Inc.	30,200	1,500,034

Electric Utilities 6.7%
Alliant Energy Corp.	89,700	3,818,529
Edison International	21,825	1,477,116
Evergy, Inc.	75,736	4,159,421
Eversource Energy	13,688	840,991
FirstEnergy Corp.(a)	223,548	8,309,279
PG&E Corp.*	233,631	10,749,362
Pinnacle West Capital Corp.	20,148	1,595,319
PPL Corp.	166,200	4,863,012
Xcel Energy, Inc.	53,896	2,544,430

		38,357,459

Electrical Equipment 1.6%
Eaton Corp. plc	19,081	1,654,895
Emerson Electric Co.	24,063	1,842,744
Hubbell, Inc.	28,487	3,805,009
nVent Electric plc	25,845	701,950
Schneider Electric SE	14,663	1,179,676

		9,184,274

Electronic Equipment, Instruments & Components 0.9%
Avnet, Inc.	4,000	179,080
Keysight Technologies, Inc.*	48,568	3,219,087
TE Connectivity Ltd.	17,605	1,548,008

		4,946,175

Energy Equipment & Services 1.4%
Baker Hughes a GE Co.(a)	64,655	2,187,279
Halliburton Co.	22,286	903,252
Helmerich & Payne, Inc.	10,407	715,689
National Oilwell Varco, Inc.	12,080	520,406
Weatherford International plc*(a)	1,326,038	3,593,563

		7,920,189

Entertainment 0.5%
Viacom, Inc., Class B	83,300	2,812,208

Equity Real Estate Investment Trusts (REITs) 7.5%
American Tower Corp.	2,970	431,541
AvalonBay Communities, Inc.	26,091	4,726,385
Colony Capital, Inc.	549,800	3,348,282
Empire State Realty Trust, Inc., Class A	33,107	549,907
EPR Properties	92,524	6,329,567
Gaming and Leisure Properties, Inc.	41,800	1,473,450
Iron Mountain, Inc.	60,300	2,081,556
JBG SMITH Properties	79,500	2,927,985
Lamar Advertising Co., Class A	84,484	6,572,855
MGM Growth Properties LLC, Class A	173,205	5,107,815

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Piedmont Office Realty Trust, Inc., Class A	66,317	$1,255,381
Uniti Group, Inc.	91,700	1,847,755
VEREIT, Inc.	526,400	3,821,664
Weyerhaeuser Co.	80,929	2,611,579

		43,085,722

Food & Staples Retailing 1.5%
Casey’s General Stores, Inc.	25,800	3,331,038
Sysco Corp.	24,399	1,787,227
US Foods Holding Corp.*	114,846	3,539,553

		8,657,818

Food Products 2.9%
Conagra Brands, Inc.	71,714	2,436,125
General Mills, Inc.	18,672	801,402
JM Smucker Co. (The)(a)	36,766	3,772,559
Kellogg Co.(a)	63,603	4,453,482
Mondelez International, Inc., Class A	33,609	1,443,843
Orkla ASA	250,573	2,116,891
Post Holdings, Inc.*(a)	14,500	1,421,580

		16,445,882

Gas Utilities 1.2%
Atmos Energy Corp.	10,264	963,892
Spire, Inc.	14,489	1,065,666
UGI Corp.	82,689	4,587,586

		6,617,144

Health Care Equipment & Supplies 3.7%
DENTSPLY SIRONA, Inc.	74,186	2,799,780
Siemens Healthineers AG Reg. S* (b)	14,285	628,179
STERIS plc	8,803	1,007,063
Zimmer Biomet Holdings, Inc.	126,232	16,595,721

		21,030,743

Health Care Providers & Services 5.0%
AmerisourceBergen Corp.	29,000	2,674,380
Cardinal Health, Inc.	113,460	6,126,840
Henry Schein, Inc.*(a)	20,447	1,738,608
Laboratory Corp. of America Holdings*	16,800	2,917,824
LifePoint Health, Inc.*	763	49,137
McKesson Corp.	12,451	1,651,625
MEDNAX, Inc.*	54,715	2,553,002
Quest Diagnostics, Inc.	8,726	941,623
Universal Health Services, Inc., Class B	75,705	9,678,127

		28,331,166

Health Care Technology 0.1%
Cerner Corp.*	10,019	645,324

Hotels, Restaurants & Leisure 1.4%
Caesars Entertainment Corp.*(a)	270,500	2,772,625
Sodexo SA	9,612	1,018,092
Wyndham Destinations, Inc.(a)	100,626	4,363,143

		8,153,860

Household Durables 1.3%
DR Horton, Inc.	95,699	4,036,584
Mohawk Industries, Inc.*	10,500	1,841,175
PulteGroup, Inc.	66,850	1,655,874

		7,533,633

Household Products 1.2%
Kimberly-Clark Corp.	13,057	1,483,798
Spectrum Brands Holdings, Inc.	68,938	5,151,047

		6,634,845

Independent Power and Renewable Electricity Producers 0.5%
AES Corp.(a)	210,500	2,947,000

Insurance 7.4%
Aflac, Inc.	26,185	1,232,528
Alleghany Corp.	6,404	4,178,802
Allstate Corp. (The)	14,000	1,381,800
Arch Capital Group Ltd.*	96,600	2,879,646
Arthur J Gallagher & Co.	18,643	1,387,785
Assurant, Inc.(a)	34,307	3,703,441
Brown & Brown, Inc.	34,777	1,028,356
Chubb Ltd.	17,801	2,378,926
Fidelity National Financial, Inc.	237,035	9,327,327
Loews Corp.	64,700	3,249,881
Markel Corp.*	2,100	2,495,829
ProAssurance Corp.	25,627	1,203,188
Reinsurance Group of America, Inc.	9,999	1,445,456
Torchmark Corp.	6,612	573,194
Travelers Cos., Inc. (The)	3,471	450,223
Unum Group	24,200	945,494
Willis Towers Watson plc	31,027	4,372,945

		42,234,821

Internet & Direct Marketing Retail 0.8%
Liberty Expedia Holdings, Inc., Class A*	53,380	2,510,995
Qurate Retail, Inc.*	98,347	2,184,287

		4,695,282

IT Services 1.8%
Alliance Data Systems Corp.	19,686	4,649,046
Leidos Holdings, Inc.	49,100	3,395,756
MAXIMUS, Inc.	37,500	2,439,750

		10,484,552

Machinery 2.5%
Atlas Copco AB, Class B	35,240	939,260
Cummins, Inc.	13,139	1,919,214
Dover Corp.	64,967	5,751,529
IMI plc	106,730	1,523,919
Ingersoll-Rand plc	12,838	1,313,327
PACCAR, Inc.	15,199	1,036,420
Trinity Industries, Inc.	50,500	1,850,320

		14,333,989

Media 3.1%
Altice USA, Inc., Class A	191,991	3,482,717
AMC Networks, Inc., Class A*(a)	21,500	1,426,310
Discovery, Inc., Class C*	112,500	3,327,750
DISH Network Corp., Class A*(a)	109,100	3,901,416
GCI Liberty, Inc., Class A*(a)	28,500	1,453,500
Liberty Media Corp-Liberty SiriusXM, Class C*	34,000	1,477,300
News Corp., Class A	195,100	2,573,369

		17,642,362

Mortgage Real Estate Investment Trusts (REITs) 1.2%
Annaly Capital Management, Inc.	422,300	4,320,129
MFA Financial, Inc.	345,563	2,539,888

		6,860,017

Multiline Retail 0.2%
Target Corp.	10,505	926,646

Multi-Utilities 0.6%
Ameren Corp.	22,499	1,422,387
NorthWestern Corp.	36,608	2,147,425

		3,569,812

Oil, Gas & Consumable Fuels 6.1%
Anadarko Petroleum Corp.	24,923	1,680,059
Antero Resources Corp.*	190,900	3,380,839
Cimarex Energy Co.	19,327	1,796,251
Devon Energy Corp.	49,668	1,983,740

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp. (a)	245,459	$10,856,652
Imperial Oil Ltd.	38,046	1,231,234
Murphy Oil Corp. (a)	243,336	8,112,822
Noble Energy, Inc.	75,897	2,367,227
Williams Cos., Inc. (The)	121,900	3,314,461

		34,723,285

Personal Products 0.3%
Coty, Inc., Class A (a)	151,300	1,900,328

Professional Services 0.6%
ManpowerGroup, Inc.	22,300	1,916,908
Nielsen Holdings plc	53,000	1,465,980

		3,382,888

Road & Rail 0.4%
Heartland Express, Inc.	80,647	1,591,165
Norfolk Southern Corp.	3,571	644,566

		2,235,731

Semiconductors & Semiconductor Equipment 2.1%
Applied Materials, Inc.	15,202	587,557
Lam Research Corp.	7,403	1,123,035
Marvell Technology Group Ltd.	299,534	5,781,006
Maxim Integrated Products, Inc.	40,385	2,277,310
Microchip Technology, Inc.(a)	20,482	1,616,235
Teradyne, Inc.(a)	12,473	461,252

		11,846,395

Specialty Retail 1.7%
Aaron’s, Inc.	94,519	5,147,505
Advance Auto Parts, Inc.	10,335	1,739,690
Foot Locker, Inc.	50,200	2,559,196

		9,446,391

Technology Hardware, Storage & Peripherals 0.7%
HP, Inc.	45,126	1,162,897
NCR Corp.*(a)	102,700	2,917,707

		4,080,604

Thrifts & Mortgage Finance 0.3%
Capitol Federal Financial, Inc.	114,909	1,463,941

Trading Companies & Distributors 2.1%
AerCap Holdings NV *	168,831	9,711,159
MSC Industrial Direct Co., Inc., Class A	27,481	2,421,351

		12,132,510

Total Common Stocks (cost $505,344,360)		549,783,985

Exchange Traded Fund 0.8%

	Shares	Value

Equity Fund 0.8%
iShares Russell Mid-Cap Value ETF(a)	52,211	4,712,565

Total Exchange Traded Fund (cost $4,664,533)		4,712,565

Repurchase Agreements 11.9%

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $9,503,990, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $9,690,000.(c)	$9,500,000	$9,500,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(c)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $6,492,080, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $6,620,669.(c)	6,490,852	6,490,852
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $20,003,717, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $20,403,792.(c)	20,000,000	20,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $8,003,392, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $8,161,979.(c)	8,000,000	8,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(c)	5,000,000	5,000,000
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $10,001,875, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $10,200,002.(c)	10,000,000	10,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $4,000,774, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $4,080,000.(c)	4,000,000	4,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Repurchase Agreements (continued)

Value
Total Repurchase Agreements (cost $67,990,852)	$67,990,852

Total Investments (cost $577,999,745) — 109.1%	622,487,402
Liabilities in excess of other assets — (9.1)%	(51,808,046)

NET ASSETS — 100.0%	$570,679,356

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $70,913,407, which was collateralized by cash used to purchase repurchase agreements with a total value of $67,990,852 and by $4,657,117 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/4/2018 - 2/15/2048, a total value of $72,647,969.

(b)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $628,179 which represents 0.11% of net assets.

(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $67,990,852.

ADR	American Depositary Receipt
ETF	Exchange Traded Fund
JP	Japan
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

Forward foreign currency contracts outstanding as of September 30, 2018

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	854,415	JPY	95,539,844	Bank of America NA	12/28/2018	7,181
USD	776,488	SEK	6,770,309	Goldman Sachs	12/28/2018	8,535
USD	2,450,478	EUR	2,068,960	Credit Suisse International	12/31/2018	29,009
USD	1,357,181	GBP	1,020,606	Morgan Stanley Co., Inc.	12/31/2018	20,739

Total unrealized appreciation						65,464

USD	1,841,724	NOK	14,972,990	Goldman Sachs	12/28/2018	(5,286)
GBP	23,587	USD	31,244	Morgan Stanley Co., Inc.	12/31/2018	(358)
USD	1,060,282	CAD	1,366,974	Morgan Stanley Co., Inc.	12/31/2018	(222)

Total unrealized depreciation						(5,866)

Net unrealized appreciation						59,598

Currency:

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,298,798	$—	$—	$10,298,798
Airlines	12,006,195	—	—	12,006,195
Auto Components	8,967,694	—	—	8,967,694
Automobiles	2,371,654	—	—	2,371,654
Banks	30,399,270	—	—	30,399,270
Beverages	4,655,611	—	—	4,655,611
Biotechnology	2,058,868	—	—	2,058,868
Building Products	2,494,100	—	—	2,494,100
Capital Markets	14,340,745	—	—	14,340,745
Chemicals	12,660,908	—	—	12,660,908
Commercial Services & Supplies	9,356,171	—	—	9,356,171
Communications Equipment	3,163,295	—	—	3,163,295
Construction & Engineering	1,523,880	—	—	1,523,880
Consumer Finance	9,849,663	—	—	9,849,663
Containers & Packaging	19,259,503	—	—	19,259,503
Distributors	4,986,677	—	—	4,986,677
Diversified Consumer Services	4,627,923	—	—	4,627,923
Diversified Financial Services	1,500,034	—	—	1,500,034
Electric Utilities	38,357,459	—	—	38,357,459
Electrical Equipment	8,004,598	1,179,676	—	9,184,274
Electronic Equipment, Instruments & Components	4,946,175	—	—	4,946,175

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$7,920,189	$—	$—	$7,920,189
Entertainment	2,812,208	—	—	2,812,208
Equity Real Estate Investment Trusts (REITs)	43,085,722	—	—	43,085,722
Food & Staples Retailing	8,657,818	—	—	8,657,818
Food Products	14,328,991	2,116,891	—	16,445,882
Gas Utilities	6,617,144	—	—	6,617,144
Health Care Equipment & Supplies	21,030,743	—	—	21,030,743
Health Care Providers & Services	28,331,166	—	—	28,331,166
Health Care Technology	645,324	—	—	645,324
Hotels, Restaurants & Leisure	7,135,768	1,018,092	—	8,153,860
Household Durables	7,533,633	—	—	7,533,633
Household Products	6,634,845	—	—	6,634,845
Independent Power and Renewable Electricity Producers	2,947,000	—	—	2,947,000
Insurance	42,234,821	—	—	42,234,821
Internet & Direct Marketing Retail	4,695,282	—	—	4,695,282
IT Services	10,484,552	—	—	10,484,552
Machinery	11,870,810	2,463,179	—	14,333,989
Media	17,642,362	—	—	17,642,362
Mortgage Real Estate Investment Trusts (REITs)	6,860,017	—	—	6,860,017
Multiline Retail	926,646	—	—	926,646
Multi-Utilities	3,569,812	—	—	3,569,812
Oil, Gas & Consumable Fuels	34,723,285	—	—	34,723,285
Personal Products	1,900,328	—	—	1,900,328
Professional Services	3,382,888	—	—	3,382,888
Road & Rail	2,235,731	—	—	2,235,731
Semiconductors & Semiconductor Equipment	11,846,395	—	—	11,846,395
Specialty Retail	9,446,391	—	—	9,446,391
Technology Hardware, Storage & Peripherals	4,080,604	—	—	4,080,604
Thrifts & Mortgage Finance	1,463,941	—	—	1,463,941
Trading Companies & Distributors	12,132,510	—	—	12,132,510

Total Common Stocks	$543,006,147	$6,777,838	$—	$549,783,985

Exchange Traded Fund	4,712,565	—	—	4,712,565
Forward Foreign Currency Contracts	—	65,464	—	65,464
Repurchase Agreements	—	67,990,852	—	67,990,852

Total Assets	$547,718,712	$74,834,154	$—	$622,552,866

Liabilities:
Forward Foreign Currency Contracts	$—	$(5,866)	$—	$(5,866)

Total Liabilities	$—	$(5,866)	$—	$(5,866)

Total	$547,718,712	$74,828,288	$—	$622,547,000

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using forward foreign currency contracts.

Forward Foreign Currency Contracts

The Fund is subject to foreign currency exchange risk in the normal course of pursuing its objective(s). The Fund entered into forward foreign currency contracts in connection with planned purchases or sales of securities denominated in a foreign currency and/or to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward foreign currency contracts are generally valued at the mean of the last quoted bid and ask prices, as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 2 investments within the hierarchy. The market value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates. All commitments are marked-to-market daily at the applicable exchange rates and any resulting unrealized appreciation or depreciation is recorded. Realized gains or losses are recorded at the time of the forward foreign currency contract matures or by delivery of the currency. Forward foreign currency contracts entail the risk of unanticipated movements in the value of the foreign currency relative to the U.S. dollar, and the risk that the counterparties to the contracts may be unable to meet their obligations under the contract.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Mid Cap Value Fund

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Forward Foreign Currency Contracts
Currency risk	Unrealized appreciation on forward foreign currency contracts	$65,464

Total		$65,464

Liabilities:
Forward Foreign Currency Contracts
Currency risk	Unrealized depreciation on forward foreign currency contracts	$(5,866)

Total		$(5,866)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks 98.9%

	Shares	Value
Aerospace & Defense 2.7%
Aerojet Rocketdyne Holdings, Inc.*(a)	24,014	$816,236
BWX Technologies, Inc.	16,100	1,006,894
HEICO Corp.	26,219	2,428,141
Mercury Systems, Inc.*	38,915	2,152,778

		6,404,049

Auto Components 0.8%
Cooper Tire & Rubber Co.(a)	18,247	516,390
Tenneco, Inc.(a)	19,479	820,845
Visteon Corp.*(a)	6,331	588,150

		1,925,385

Banks 3.1%
First Busey Corp.	16,508	512,573
First Hawaiian, Inc.	22,463	610,095
Great Western Bancorp, Inc.(a)	13,977	589,690
IBERIABANK Corp.	9,397	764,446
Seacoast Banking Corp. of Florida*	19,001	554,829
Sterling Bancorp	36,353	799,766
Triumph Bancorp, Inc.*(a)	11,123	424,899
Western Alliance Bancorp*	25,350	1,442,161
Wintrust Financial Corp.	18,900	1,605,366

		7,303,825

Biotechnology 7.3%
Abeona Therapeutics, Inc.*(a)	18,617	238,298
Agios Pharmaceuticals, Inc.*(a)	13,348	1,029,398
Amicus Therapeutics, Inc.*(a)	52,663	636,696
Aptinyx, Inc.*	10,970	317,691
Arena Pharmaceuticals, Inc.*(a)	15,233	701,023
Audentes Therapeutics, Inc.*	12,215	483,592
Blueprint Medicines Corp.*(a)	10,972	856,474
Coherus Biosciences, Inc.*	18,157	299,590
Cytokinetics, Inc.*	24,621	242,517
Five Prime Therapeutics, Inc.*(a)	21,146	294,352
Flexion Therapeutics, Inc.*(a)	13,025	243,698
G1 Therapeutics, Inc.*(a)	8,063	421,614
GlycoMimetics, Inc.*(a)	15,118	217,699
Heron Therapeutics, Inc.*	34,509	1,092,210
Ironwood Pharmaceuticals, Inc.*(a)	20,462	377,729
Karyopharm Therapeutics, Inc.*	11,493	195,726
Ligand Pharmaceuticals, Inc.*(a)	9,970	2,736,665
Loxo Oncology, Inc.*	9,228	1,576,419
Madrigal Pharmaceuticals, Inc.*(a)	962	205,993
Neurocrine Biosciences, Inc.*(a)	5,400	663,930
Portola Pharmaceuticals, Inc.*(a)	13,634	363,073
REGENXBIO, Inc.*(a)	7,878	594,789
Repligen Corp.*(a)	23,610	1,309,411
Rigel Pharmaceuticals, Inc.*	85,166	273,383
Spark Therapeutics, Inc.* (a)	8,766	478,185
Ultragenyx Pharmaceutical, Inc.*(a)	15,909	1,214,493

		17,064,648

Building Products 2.3%
American Woodmark Corp.*(a)	7,293	572,136
Armstrong World Industries, Inc.*	12,557	873,967
JELD-WEN Holding, Inc.*(a)	26,094	643,478
Lennox International, Inc.(a)	7,310	1,596,504
Trex Co., Inc.*	20,990	1,615,810

		5,301,895

Capital Markets 1.9%
Blucora, Inc.*	19,314	777,389
Evercore, Inc., Class A(a)	17,416	1,751,179
Hamilton Lane, Inc., Class A(a)	16,400	726,192
LPL Financial Holdings, Inc.	16,840	1,086,348

		4,341,108

Chemicals 1.9%
Ashland Global Holdings, Inc.	7,360	617,210
Ingevity Corp.*	21,780	2,218,946
OMNOVA Solutions, Inc.*	43,089	424,427
PolyOne Corp.	24,548	1,073,238

		4,333,821

Commercial Services & Supplies 1.3%
Advanced Disposal Services, Inc.*	20,420	552,974
Clean Harbors, Inc.*	12,837	918,872
Mobile Mini, Inc.	13,740	602,499
MSA Safety, Inc.	8,649	920,600

		2,994,945

Communications Equipment 0.2%
Lumentum Holdings, Inc.*	9,768	585,592

Construction Materials 0.2%
Summit Materials, Inc., Class A*(a)	30,033	546,000

Consumer Finance 1.5%
Green Dot Corp., Class A*	24,900	2,211,618
OneMain Holdings, Inc.*	12,969	435,888
SLM Corp.*	69,731	777,501

		3,425,007

Containers & Packaging 0.3%
Graphic Packaging Holding Co.	48,301	676,697

Distributors 1.4%
Core-Mark Holding Co., Inc.	25,589	869,003
Pool Corp.	13,940	2,326,307

		3,195,310

Diversified Consumer Services 1.1%
Bright Horizons Family Solutions, Inc.*	22,575	2,660,238

Diversified Telecommunication Services 0.5%
ORBCOMM, Inc.*(a)	35,474	385,247
Vonage Holdings Corp.*	56,755	803,651

		1,188,898

Electrical Equipment 0.6%
AZZ, Inc.(a)	11,766	594,183
Generac Holdings, Inc.*	14,095	795,099

		1,389,282

Electronic Equipment, Instruments & Components 1.7%
CTS Corp.	10,700	367,010
ePlus, Inc.*	9,107	844,219
II-VI, Inc.*(a)	12,008	567,978
Novanta, Inc.*	22,080	1,510,272
Rogers Corp.*	5,311	782,417

		4,071,896

Energy Equipment & Services 0.2%
ProPetro Holding Corp.*(a)	29,433	485,350

Equity Real Estate Investment Trusts (REITs) 0.7%
CoreSite Realty Corp.	4,169	463,343
Corporate Office Properties Trust	15,727	469,136
Sunstone Hotel Investors, Inc.	45,402	742,777

		1,675,256

Food & Staples Retailing 1.0%
Casey’s General Stores, Inc.	4,233	546,523
Performance Food Group Co.*	27,447	913,985
PriceSmart, Inc.(a)	9,436	763,844

		2,224,352

Food Products 0.5%
Hostess Brands, Inc.*(a)	48,747	539,629
Post Holdings, Inc.*(a)	6,984	684,712

		1,224,341

Health Care Equipment & Supplies 11.1%
AtriCure, Inc.*	24,002	840,790

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies (continued)
AxoGen, Inc.*(a)	10,706	$394,516
Cantel Medical Corp.(a)	6,350	584,581
Cardiovascular Systems, Inc.*	20,220	791,411
Globus Medical, Inc., Class A*	22,269	1,263,988
Haemonetics Corp.*	15,197	1,741,272
ICU Medical, Inc.*	10,886	3,078,017
Inogen, Inc.*(a)	8,170	1,994,460
Insulet Corp.*	31,738	3,362,641
Integra LifeSciences Holdings Corp.*(a)	39,708	2,615,566
iRhythm Technologies, Inc.*	16,270	1,540,118
LivaNova plc*	4,908	608,445
Merit Medical Systems, Inc.*	30,017	1,844,545
Neogen Corp.*	16,120	1,153,064
OraSure Technologies, Inc.*	35,177	543,485
Orthofix Medical, Inc.*	9,608	555,438
Penumbra, Inc.*	10,410	1,558,377
Quidel Corp.*	22,730	1,481,314

		25,952,028

Health Care Providers & Services 1.7%
AMN Healthcare Services, Inc.*(a)	10,790	590,213
HealthEquity, Inc.*(a)	18,210	1,719,206
Molina Healthcare, Inc.*	2,969	441,490
PetIQ, Inc.*	5,960	234,288
Providence Service Corp. (The)*	7,309	491,750
US Physical Therapy, Inc.(a)	5,157	611,620

		4,088,567

Health Care Technology 1.9%
HMS Holdings Corp.*	35,967	1,180,077
Medidata Solutions, Inc.*(a)	9,319	683,176
Omnicell, Inc.*(a)	18,690	1,343,811
Teladoc Health, Inc.*(a)	13,318	1,150,009

		4,357,073

Hotels, Restaurants & Leisure 5.3%
BJ’s Restaurants, Inc.(a)	17,050	1,231,010
Boyd Gaming Corp.	48,830	1,652,895
Choice Hotels International, Inc.(a)	16,260	1,354,458
Dunkin’ Brands Group, Inc.(a)	11,961	881,765
Marriott Vacations Worldwide Corp.	8,772	980,271
Penn National Gaming, Inc.*	37,800	1,244,376
Planet Fitness, Inc., Class A*	24,690	1,334,001
Shake Shack, Inc., Class A*	12,280	773,763
Texas Roadhouse, Inc.(a)	11,280	781,591
Wingstop, Inc.	32,091	2,190,853

		12,424,983

Household Durables 1.3%
Installed Building Products, Inc.*	17,079	666,081
Roku, Inc.*(a)	16,310	1,191,119
Skyline Champion Corp.	7,600	217,132
TopBuild Corp.*	15,822	899,006

		2,973,338

Insurance 1.4%
James River Group Holdings Ltd.	21,544	918,205
Kinsale Capital Group, Inc.(a)	13,694	874,499
Primerica, Inc.(a)	11,370	1,370,654

		3,163,358

Interactive Media & Services 0.7%
Cargurus, Inc.*	9,580	533,510
TrueCar, Inc.*	45,788	645,611
Yelp, Inc.*(a)	7,800	383,760

		1,562,881

Internet & Direct Marketing Retail 1.2%
Etsy, Inc.*	55,799	2,866,952
Farfetch Ltd., Class A*	2,030	55,277

		2,922,229

IT Services 3.1%
Acxiom Holdings, Inc.*	19,867	981,628
CACI International, Inc., Class A*	4,733	871,582
Carbonite, Inc.*	18,983	676,744
EPAM Systems, Inc.*	4,127	568,288
ManTech International Corp., Class A	19,630	1,242,579
MongoDB, Inc.*(a)	26,244	2,140,198
Science Applications International Corp.	10,986	885,472

		7,366,491

Life Sciences Tools & Services 2.4%
Bio-Techne Corp.	7,890	1,610,428
Medpace Holdings, Inc.*	10,500	629,055
NanoString Technologies, Inc.*(a)	30,732	547,951
PRA Health Sciences, Inc.*	17,310	1,907,389
Syneos Health, Inc.*(a)	18,573	957,438

		5,652,261

Machinery 4.3%
Altra Industrial Motion Corp.(a)	19,714	814,188
Astec Industries, Inc.(a)	8,897	448,498
Chart Industries, Inc.*(a)	10,760	842,831
Evoqua Water Technologies Corp.*	26,056	463,276
ITT, Inc.	30,595	1,874,250
John Bean Technologies Corp.(a)	12,002	1,431,838
Milacron Holdings Corp.*	33,549	679,367
RBC Bearings, Inc.*(a)	14,600	2,195,256
Rexnord Corp.*	26,790	825,132
Welbilt, Inc.*	20,050	418,644

		9,993,280

Metals & Mining 0.5%
Allegheny Technologies, Inc.*	37,720	1,114,626

Multiline Retail 1.2%
Ollie’s Bargain Outlet Holdings, Inc.*	28,500	2,738,850

Oil, Gas & Consumable Fuels 1.9%
Centennial Resource Development, Inc., Class A*	35,820	782,667
Matador Resources Co.*(a)	37,580	1,242,019
Newfield Exploration Co.*	22,993	662,888
PDC Energy, Inc.*(a)	11,344	555,402
WildHorse Resource Development Corp.*	55,247	1,306,039

		4,549,015

Paper & Forest Products 0.5%
Boise Cascade Co.	15,109	556,011
Louisiana-Pacific Corp.	19,766	523,601

		1,079,612

Personal Products 0.3%
Edgewell Personal Care Co.*(a)	15,698	725,719

Pharmaceuticals 3.0%
Aerie Pharmaceuticals, Inc.*	27,232	1,676,130
Amneal Pharmaceuticals, Inc.*(a)	36,221	803,744
Assembly Biosciences, Inc.*	8,320	309,005
Catalent, Inc.*	23,262	1,059,584
Dermira, Inc.*	24,543	267,519
Intersect ENT, Inc.*(a)	28,266	812,647
Medicines Co. (The) *(a)	14,077	421,043
MyoKardia, Inc.*	12,269	799,939
Revance Therapeutics, Inc.*	12,047	299,368
Supernus Pharmaceuticals, Inc.*(a)	11,950	601,682

		7,050,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Common Stocks (continued)

	Shares	Value
Professional Services 2.0%
ASGN, Inc.*	26,344	$2,079,332
Exponent, Inc.	20,370	1,091,832
Huron Consulting Group, Inc.*	11,492	567,705
Insperity, Inc.	7,760	915,292

		4,654,161

Real Estate Management & Development 0.3%
HFF, Inc., Class A	17,708	752,236

Road & Rail 1.0%
Genesee & Wyoming, Inc., Class A*	16,742	1,523,355
Knight-Swift Transportation Holdings, Inc.(a)	7,880	271,702
Marten Transport Ltd.	26,795	564,035

		2,359,092

Semiconductors & Semiconductor Equipment 2.6%
Cirrus Logic, Inc.*	10,632	410,395
Cohu, Inc.	28,447	714,020
Diodes, Inc.*	16,158	537,900
Entegris, Inc.	27,859	806,518
FormFactor, Inc.*(a)	54,890	754,737
Monolithic Power Systems, Inc.	15,230	1,911,822
Silicon Laboratories, Inc.*	9,800	899,640

		6,035,032

Software 12.9%
2U, Inc.*	19,715	1,482,371
8x8, Inc.*	26,001	552,521
Alteryx, Inc., Class A*(a)	5,922	338,798
Blackbaud, Inc.	6,738	683,772
Blackline, Inc.*(a)	24,150	1,363,751
Bottomline Technologies DE, Inc.*	7,210	524,239
Cloudera, Inc.*	43,631	770,087
Coupa Software, Inc.*(a)	14,040	1,110,564
Everbridge, Inc.*(a)	25,026	1,442,499
Fair Isaac Corp.*	4,519	1,032,817
Five9, Inc.*	19,107	834,785
ForeScout Technologies, Inc.*	16,292	615,186
Guidewire Software, Inc.*	14,230	1,437,372
HubSpot, Inc.*(a)	17,753	2,679,815
Instructure, Inc.*(a)	15,628	553,231
MINDBODY, Inc., Class A*(a)	16,499	670,684
New Relic, Inc.*(a)	18,500	1,743,255
Paylocity Holding Corp.*	12,615	1,013,237
Pegasystems, Inc.	14,538	910,079
Pivotal Software, Inc., Class A*	19,741	386,529
Proofpoint, Inc.*	5,320	565,676
Q2 Holdings, Inc.*(a)	32,933	1,994,093
RealPage, Inc.* (a)	30,070	1,981,613
RingCentral, Inc., Class A*(a)	27,350	2,544,918
SendGrid, Inc.*	8,106	298,220
Tenable Holdings, Inc.*	7,840	304,819
Trade Desk, Inc. (The), Class A*(a)	7,999	1,207,129
Varonis Systems, Inc.*(a)	16,621	1,217,488

		30,259,548

Specialty Retail 2.4%
Boot Barn Holdings, Inc.*	10,310	292,907
Burlington Stores, Inc.*	8,660	1,410,887
Caleres, Inc.	19,623	703,681
Children’s Place, Inc. (The)	4,810	614,718
Five Below, Inc.*	7,131	927,458
Floor & Decor Holdings, Inc., Class A*(a)	23,861	719,886
Michaels Cos., Inc. (The) *(a)	30,231	490,649
Urban Outfitters, Inc.*(a)	13,850	566,465

		5,726,651

Textiles, Apparel & Luxury Goods 2.6%
Canada Goose Holdings, Inc.*	14,490	935,185
Carter’s, Inc.(a)	10,272	1,012,819
G-III Apparel Group Ltd.*	12,850	619,241
Oxford Industries, Inc.	9,818	885,584
Steven Madden Ltd.	24,435	1,292,611
Wolverine World Wide, Inc.(a)	34,896	1,362,689

		6,108,129

Thrifts & Mortgage Finance 0.4%
MGIC Investment Corp.*	69,712	927,867

Trading Companies & Distributors 1.7%
Applied Industrial Technologies, Inc.	10,898	852,768
BMC Stock Holdings, Inc.*	23,431	436,988
SiteOne Landscape Supply, Inc.*(a)	34,740	2,617,312

		3,907,068

Total Common Stocks (cost $188,870,916)		231,462,651

Repurchase Agreements 18.0%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $4,080,000.(b)	$4,000,000	4,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(b)	1,000,000	1,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $3,001,284, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $3,061,122.(b)	3,000,000	3,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $9,021,170, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $9,199,853.(b)	9,019,464	9,019,464
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $7,002,968, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $7,141,732.(b)	7,000,000	7,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

Repurchase Agreements (continued)

	Principal Amount	Value
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(b)	$5,000,000	$5,000,000
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $5,000,938, collateralized by U.S. Government Treasury Securities, ranging from 1.75% - 4.75%, maturing 5/15/2023 - 2/15/2043; total market value $5,100,001.(b)	5,000,000	5,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $8,001,547, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $8,160,001.(b)	8,000,000	8,000,000

Total Repurchase Agreements (cost $42,019,464)		42,019,464

Total Investments (cost $230,890,380) — 116.9%		273,482,115
Liabilities in excess of other assets — (16.9)%		(39,444,428)

NET ASSETS — 100.0%		$234,037,687

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $51,699,412, which was collateralized by cash used to purchase repurchase agreements with a total value of $42,019,464 and by $10,769,228 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 11/15/2047, a total value of $52,788,692.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $42,019,464.

REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total

Assets:
Common Stocks	$231,462,651	$—	$—	$231,462,651
Repurchase Agreements	—	42,019,464	—	42,019,464

Total	$231,462,651	$42,019,464	$—	$273,482,115

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Growth Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2017	$12,630	$12,630
Accrued Accretion/(Amortization)	—	—
Realized Gain (Loss)	33,680	33,680
Change in Unrealized Appreciation/Depreciation	(12,630)	(12,630)
Purchases	—	—
Sales	(33,680)	(33,680)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks 95.7%

	Shares	Value
Aerospace & Defense 1.4%
Engility Holdings, Inc.*	14,000	$503,860
Hexcel Corp.	28,123	1,885,647
Moog, Inc., Class A	14,375	1,235,819
Vectrus, Inc.*	44,000	1,372,360

		4,997,686

Airlines 0.6%
SkyWest, Inc.	33,000	1,943,700

Auto Components 2.7%
American Axle & Manufacturing Holdings, Inc.*(a)	36,100	629,584
Cooper-Standard Holdings, Inc.*	18,000	2,159,640
Dana, Inc.	70,800	1,321,836
Dorman Products, Inc.*(a)	27,533	2,117,838
LCI Industries(a)	21,747	1,800,652
Modine Manufacturing Co.*	6,400	95,360
Stoneridge, Inc.*	38,700	1,150,164
Tower International, Inc.	7,500	226,875

		9,501,949

Banks 14.5%
1st Source Corp.	1,840	96,821
Allegiance Bancshares, Inc.*	5,200	216,840
Bancorp, Inc. (The)*	99,000	949,410
Bank of Commerce Holdings	3,900	47,580
Bank of Hawaii Corp.(a)	20,618	1,626,966
Bank of Marin Bancorp	700	58,730
Bank of NT Butterfield & Son Ltd. (The)	46,900	2,432,234
Bank OZK	51,769	1,965,151
Banner Corp.	4,600	285,982
Berkshire Hills Bancorp, Inc.(a)	3,500	142,450
Boston Private Financial Holdings, Inc.	6,700	91,455
Cathay General Bancorp(a)	8,700	360,528
CenterState Bank Corp.(a)	9,446	264,960
Central Valley Community Bancorp	4,100	88,601
Chemung Financial Corp.(a)	1,000	42,430
Community Trust Bancorp, Inc.	6,757	313,187
Customers Bancorp, Inc.*	12,140	285,654
Eagle Bancorp, Inc.*	35,783	1,810,620
East West Bancorp, Inc.	6,722	405,807
Enterprise Financial Services Corp.	29,900	1,586,195
Farmers National Banc Corp.	14,600	223,380
Fidelity Southern Corp.	40,184	995,760
Financial Institutions, Inc.	22,900	719,060
First Bancorp/NC	6,300	255,213
First Bancorp/PR*	338,800	3,083,080
First Bancshares, Inc. (The)	3,800	148,390
First Business Financial Services, Inc.	8,900	206,302
First Citizens BancShares, Inc., Class A(a)	1,000	452,280
First Commonwealth Financial Corp.(a)	15,800	255,012
First Community Bancshares, Inc.	10,500	355,740
First Financial Bancorp(a)	10,800	320,760
First Financial Corp.	2,200	110,440
First Hawaiian, Inc.(a)	8,300	225,428
First Merchants Corp.(a)	27,800	1,250,722
First Midwest Bancorp, Inc.	14,500	385,555
Flushing Financial Corp.	6,800	165,920
Franklin Financial Network, Inc.*(a)	5,800	226,780
Fulton Financial Corp.(a)	53,000	882,450
Great Southern Bancorp, Inc.	9,600	531,360
Green Bancorp, Inc.	37,800	835,380
Hancock Whitney Corp.	60,000	2,853,000
Hanmi Financial Corp.(a)	68,490	1,705,401
Heartland Financial USA, Inc.(a)	13,300	772,065
Heritage Commerce Corp.	8,800	131,296
Hilltop Holdings, Inc.	32,800	661,576
HomeTrust Bancshares, Inc.*	5,000	145,750
Horizon Bancorp, Inc.	52,777	1,042,346
IBERIABANK Corp.	34,500	2,806,575
Independent Bank Corp./MA	6,500	536,900
Independent Bank Corp./MI	22,500	532,125
MB Financial, Inc.	2,681	123,621
Midland States Bancorp, Inc.(a)	4,800	154,080
Northrim BanCorp, Inc.	4,000	166,200
OFG Bancorp	37,900	612,085
Old Seco’nd Bancorp, Inc.	16,300	251,835
Pacific Mercantile Bancorp*	7,700	71,995
PacWest Bancorp(a)	7,646	364,332
Peoples Bancorp, Inc.	12,700	444,881
Preferred Bank	18,600	1,088,100
Premier Financial Bancorp, Inc.	2,973	54,971
Republic Bancorp, Inc., Class A(a)	3,455	159,275
Shore Bancshares, Inc.	3,800	67,716
Sierra Bancorp	5,500	158,950
Simmons First National Corp., Class A	5,942	174,992
South State Corp.	1,674	137,268
Texas Capital Bancshares, Inc.*	18,449	1,524,810
Towne Bank	3,227	99,553
TriCo Bancshares	35,200	1,359,424
TriState Capital Holdings, Inc.*(a)	3,900	107,640
Triumph Bancorp, Inc.*(a)	8,000	305,600
Trustmark Corp.(a)	5,100	171,615
Umpqua Holdings Corp.	50,600	1,052,480
United Community Banks, Inc.	73,000	2,035,970
West Bancorporation, Inc.	4,200	98,700
Western Alliance Bancorp*	28,213	1,605,038
Wintrust Financial Corp.	26,100	2,216,934

		50,495,712

Biotechnology 1.1%
Abeona Therapeutics, Inc.*(a)	19,400	248,320
Acceleron Pharma, Inc.*(a)	5,000	286,150
Acorda Therapeutics, Inc.*	7,200	141,480
AMAG Pharmaceuticals, Inc.*(a)	9,400	188,000
BioCryst Pharmaceuticals, Inc.*	68,900	525,707
Corvus Pharmaceuticals, Inc.*	21,800	187,044
Immune Design Corp.*	76,900	265,305
Karyopharm Therapeutics, Inc.*	21,800	371,254
Minerva Neurosciences, Inc.*	50,300	631,265
Momenta Pharmaceuticals, Inc.*	13,600	357,680
Spero Therapeutics, Inc.*(a)	30,800	323,708
Vanda Pharmaceuticals, Inc.*	4,200	96,390

		3,622,303

Building Products 0.5%
American Woodmark Corp.*(a)	14,959	1,173,534
Armstrong Flooring, Inc.*	3,700	66,970
Universal Forest Products, Inc.	13,700	484,021

		1,724,525

Capital Markets 1.8%
Artisan Partners Asset Management, Inc., Class A	32,396	1,049,630
BGC Partners, Inc., Class A	40,600	479,892
BrightSphere Investment Group plc	21,400	265,360
Diamond Hill Investment Group, Inc.	6,752	1,116,713
Donnelley Financial Solutions, Inc.*(a)	24,500	439,040
Houlihan Lokey, Inc.	5,100	229,143

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Capital Markets (continued)
Investment Technology Group, Inc.	29,600	$641,136
Ladenburg Thalmann Financial Services, Inc.	21,529	58,128
Morningstar, Inc.	7,785	980,132
Piper Jaffray Cos.	2,900	221,415
Pzena Investment Management, Inc., Class A	64,974	619,852
Stifel Financial Corp.	2,600	133,276

		6,233,717

Chemicals 1.5%
Chemours Co. (The)	4,900	193,256
FutureFuel Corp.	17,100	317,034
Platform Specialty Products Corp.*	38,462	479,621
Rayonier Advanced Materials, Inc.(a)	9,300	171,399
Trinseo SA	31,200	2,442,960
Valvoline, Inc.(a)	74,658	1,605,894

		5,210,164

Commercial Services & Supplies 3.8%
ABM Industries, Inc.(a)	25,000	806,250
ACCO Brands Corp.	187,900	2,123,270
Casella Waste Systems, Inc., Class A*	55,246	1,715,941
Essendant, Inc.	26,800	343,576
Healthcare Services Group, Inc.(a)	22,894	929,954
Kimball International, Inc., Class B	9,100	152,425
Knoll, Inc.	41,172	965,483
LSC Communications, Inc.	107,562	1,189,636
Quad/Graphics, Inc.	115,150	2,399,726
US Ecology, Inc.(a)	30,612	2,257,635
VSE Corp.	12,700	420,751

		13,304,647

Communications Equipment 0.7%
ADTRAN, Inc.	11,100	195,915
Ciena Corp.*(a)	20,100	627,924
Comtech Telecommunications Corp.	8,600	311,922
InterDigital, Inc.	7,300	584,000
Ribbon Communications, Inc.*	99,867	682,092

		2,401,853

Construction & Engineering 1.4%
EMCOR Group, Inc.	23,000	1,727,530
HC2 Holdings, Inc.*	47,900	293,148
KBR, Inc.	114,000	2,408,820
Tutor Perini Corp.*(a)	24,808	466,390

		4,895,888

Construction Materials 0.4%
Summit Materials, Inc., Class A*(a)	82,615	1,501,941

Consumer Finance 1.0%
Credit Acceptance Corp.*(a)	2,925	1,281,355
Enova International, Inc.*	32,700	941,760
FirstCash, Inc.(a)	11,528	945,296
Green Dot Corp., Class A*	3,000	266,460

		3,434,871

Distributors 0.1%
Funko, Inc., Class A*	19,100	452,479

Diversified Consumer Services 0.6%
K12, Inc.*	28,700	507,990
Service Corp. International	38,836	1,716,551

		2,224,541

Diversified Financial Services 0.1%
Marlin Business Services Corp.	6,700	193,295

Diversified Telecommunication Services 0.0%†
Frontier Communications Corp.(a)	20,000	129,800

Electric Utilities 1.4%
El Paso Electric Co.	11,100	634,920
IDACORP, Inc.(a)	16,000	1,587,680
MGE Energy, Inc.	5,150	328,828
PNM Resources, Inc.	1,600	63,120
Portland General Electric Co.	43,800	1,997,718
Spark Energy, Inc., Class A(a)	35,200	290,400

		4,902,666

Electrical Equipment 0.0%†
Bloom Energy Corp., Class A*(a)	1,700	57,936

Electronic Equipment, Instruments & Components 4.0%
Benchmark Electronics, Inc.	99,175	2,320,695
Coherent, Inc.*(a)	10,841	1,866,712
Fabrinet*	29,600	1,369,296
Insight Enterprises, Inc.*	27,500	1,487,475
KEMET Corp.*	85,300	1,582,315
Kimball Electronics, Inc.*	26,150	513,847
Plexus Corp.*(a)	6,200	362,762
Sanmina Corp.*	29,411	811,744
Tech Data Corp.*(a)	37,750	2,701,767
Vishay Intertechnology, Inc.(a)	13,700	278,795
Vishay Precision Group, Inc.*	13,100	489,940

		13,785,348

Energy Equipment & Services 2.1%
Core Laboratories NV	16,721	1,936,794
Diamond Offshore Drilling, Inc.*(a)	20,800	416,000
Exterran Corp.*	24,100	639,373
FTS International, Inc.*	20,400	240,516
Mammoth Energy Services, Inc.	5,200	151,320
Matrix Service Co.*	14,900	367,285
McDermott International, Inc.*	64,766	1,193,637
Newpark Resources, Inc.*	15,271	158,055
Nine Energy Service, Inc.*	32,850	1,004,553
Ocean Rig UDW, Inc., Class A*	13,300	460,446
Oil States International, Inc.*(a)	19,756	655,899

		7,223,878

Equity Real Estate Investment Trusts (REITs) 8.6%
American Assets Trust, Inc.	43,600	1,625,844
Armada Hoffler Properties, Inc.	70,800	1,069,788
Ashford Hospitality Trust, Inc.	213,600	1,364,904
Braemar Hotels & Resorts, Inc.	52,800	621,456
Cedar Realty Trust, Inc.	17,900	83,414
Chesapeake Lodging Trust	15,200	487,464
City Office REIT, Inc.	5,800	73,196
CoreCivic, Inc.	128,600	3,128,838
CorEnergy Infrastructure Trust, Inc.	2,100	78,918
CoreSite Realty Corp.	4,600	511,244
Cousins Properties, Inc.	111,770	993,635
DiamondRock Hospitality Co.	132,800	1,549,776
EastGroup Properties, Inc.	1,500	143,430
First Industrial Realty Trust, Inc.	37,200	1,168,080
Franklin Street Properties Corp.	3,900	31,161
GEO Group, Inc. (The)	144,437	3,634,035
Getty Realty Corp.	39,800	1,136,688
Global Medical REIT, Inc.	20,300	191,226
Highwoods Properties, Inc.	11,300	534,038
Hudson Pacific Properties, Inc.	7,500	245,400
InfraREIT, Inc.	26,200	554,130
Kite Realty Group Trust	24,850	413,752
NexPoint Residential Trust, Inc.	12,268	407,298
Pennsylvania REIT	16,000	151,360
Preferred Apartment Communities, Inc., Class A	40,100	704,958

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Ramco-Gershenson Properties Trust	25,800	$350,880
Retail Opportunity Investments Corp.	15,400	287,518
Rexford Industrial Realty, Inc.	14,400	460,224
RLJ Lodging Trust	19,917	438,771
Ryman Hospitality Properties, Inc.	14,805	1,275,747
STAG Industrial, Inc.	8,000	220,000
Sun Communities, Inc.	5,100	517,854
Sunstone Hotel Investors, Inc.	72,674	1,188,947
Tier REIT, Inc.	79,800	1,923,180
Urstadt Biddle Properties, Inc., Class A	11,600	246,964
Xenia Hotels & Resorts, Inc.	81,100	1,922,070

		29,736,188

Food & Staples Retailing 1.2%
BJ’s Wholesale Club Holdings, Inc.*(a)	37,400	1,001,572
Casey’s General Stores, Inc.	13,856	1,788,948
SpartanNash Co.	53,100	1,065,186
United Natural Foods, Inc.*	11,700	350,415

		4,206,121

Food Products 1.2%
B&G Foods, Inc.(a)	51,115	1,403,107
Dean Foods Co.(a)	37,500	266,250
Fresh Del Monte Produce, Inc.	13,600	460,904
J&J Snack Foods Corp.(a)	6,876	1,037,519
Limoneira Co.	33,500	874,685
Sanderson Farms, Inc.(a)	1,400	144,718

		4,187,183

Gas Utilities 1.0%
New Jersey Resources Corp.(a)	31,600	1,456,760
Southwest Gas Holdings, Inc.	19,600	1,548,988
Spire, Inc.	8,300	610,465

		3,616,213

Health Care Equipment & Supplies 0.9%
CONMED Corp.	3,300	261,426
Haemonetics Corp.*	6,000	687,480
Integer Holdings Corp.*	1,900	157,605
Lantheus Holdings, Inc.*	35,100	524,745
LeMaitre Vascular, Inc.(a)	40,466	1,567,653

		3,198,909

Health Care Providers & Services 2.8%
American Renal Associates Holdings, Inc.*(a)	16,900	365,885
AMN Healthcare Services, Inc.*(a)	16,384	896,205
Community Health Systems, Inc.*(a)	5,600	19,376
Cross Country Healthcare, Inc.*(a)	20,800	181,584
Diplomat Pharmacy, Inc.*(a)	21,100	409,551
Encompass Health Corp.	28,803	2,245,194
Magellan Health, Inc.*	5,400	389,070
Molina Healthcare, Inc.*	19,809	2,945,598
Owens & Minor, Inc.(a)	82,000	1,354,640
Triple-S Management Corp., Class B*	11,200	211,568
WellCare Health Plans, Inc.*	2,700	865,323

		9,883,994

Health Care Technology 0.2%
Allscripts Healthcare Solutions, Inc.*(a)	37,200	530,100

Hotels, Restaurants & Leisure 0.9%
Choice Hotels International, Inc.	15,715	1,309,059
Eldorado Resorts, Inc.*(a)	22,067	1,072,456
Lindblad Expeditions Holdings, Inc.*	40,596	603,663
Penn National Gaming, Inc.*	8,000	263,360

		3,248,538

Household Durables 1.2%
Beazer Homes USA, Inc.*	1,500	15,750
Hamilton Beach Brands Holding Co., Class A	3,900	85,566
Hooker Furniture Corp.	11,100	375,180
KB Home	64,000	1,530,240
LGI Homes, Inc.*(a)	36,732	1,742,566
Lifetime Brands, Inc.	33,000	359,700

		4,109,002

Household Products 0.5%
Central Garden & Pet Co., Class A*	56,800	1,882,352

Independent Power and Renewable Electricity Producers 0.8%
Atlantic Power Corp.*(a)	54,000	118,800
Clearway Energy, Inc., Class A(a)	15,200	289,408
Clearway Energy, Inc., Class C	38,400	739,200
Vistra Energy Corp.*	69,175	1,721,074

		2,868,482

Insurance 3.2%
American Equity Investment Life Holding Co.	72,100	2,549,456
CNO Financial Group, Inc.	83,000	1,761,260
FedNat Holding Co.	15,900	405,132
First American Financial Corp.	18,200	938,938
HCI Group, Inc.	7,800	341,250
Heritage Insurance Holdings, Inc.(a)	8,200	121,524
Kinsale Capital Group, Inc.(a)	2,000	127,720
National General Holdings Corp.	4,600	123,464
Selective Insurance Group, Inc.(a)	12,200	774,700
Stewart Information Services Corp.(a)	19,200	864,192
United Fire Group, Inc.	2,300	116,771
Universal Insurance Holdings, Inc.(a)	59,375	2,882,656

		11,007,063

Internet & Direct Marketing Retail 1.3%
Liberty Expedia Holdings, Inc., Class A*	43,150	2,029,776
PetMed Express, Inc.(a)	32,357	1,068,105
Stamps.com, Inc.*	6,055	1,369,641

		4,467,522

IT Services 2.3%
EVERTEC, Inc.	19,300	465,130
Limelight Networks, Inc.*(a)	188,200	944,764
MAXIMUS, Inc.	15,203	989,107
Perspecta, Inc.	31,700	815,324
Travelport Worldwide Ltd.	107,100	1,806,777
Unisys Corp.*	117,050	2,387,820
Virtusa Corp.*(a)	9,600	515,616

		7,924,538

Life Sciences Tools & Services 1.3%
Bio-Rad Laboratories, Inc., Class A*	5,812	1,819,098
Bio-Techne Corp.	6,915	1,411,420
Bruker Corp.	39,773	1,330,407

		4,560,925

Machinery 4.9%
Alamo Group, Inc.	12,817	1,174,165
FreightCar America, Inc.*	5,800	93,206
Global Brass & Copper Holdings, Inc.	63,500	2,343,150
Hurco Cos., Inc.	1,500	67,650
Hyster-Yale Materials Handling, Inc.	5,300	326,109
John Bean Technologies Corp.(a)	11,021	1,314,805
Kadant, Inc.(a)	21,527	2,321,687
LB Foster Co., Class A*	4,200	86,310
Meritor, Inc.*	99,900	1,934,064
Middleby Corp. (The)*(a)	7,874	1,018,502

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Machinery (continued)
Milacron Holdings Corp.*	26,300	$532,575
SPX FLOW, Inc.*	15,800	821,600
Timken Co. (The)	26,417	1,316,888
Toro Co. (The)	32,729	1,962,758
Wabash National Corp.	32,300	588,829
Woodward, Inc.	15,165	1,226,242

		17,128,540

Marine 0.2%
Costamare, Inc.	86,933	564,195

Media 0.5%
Gannett Co., Inc.(a)	57,000	570,570
Gray Television, Inc.*(a)	18,900	330,750
MDC Partners, Inc., Class A*	31,200	129,480
National CineMedia, Inc.	16,900	178,971
Sinclair Broadcast Group, Inc., Class A	4,800	136,080
tronc, Inc.*	28,400	463,772

		1,809,623

Metals & Mining 1.1%
AK Steel Holding Corp.*(a)	70,100	343,490
Cleveland-Cliffs, Inc.*(a)	84,300	1,067,238
Commercial Metals Co.	41,900	859,788
Compass Minerals International, Inc.(a)	16,538	1,111,354
Ramaco Resources, Inc.*	25,700	191,722
Schnitzer Steel Industries, Inc., Class A(a)	5,300	143,365
Warrior Met Coal, Inc.(a)	5,200	140,608

		3,857,565

Mortgage Real Estate Investment Trusts (REITs) 1.0%
AG Mortgage Investment Trust, Inc.	59,300	1,078,074
Cherry Hill Mortgage Investment Corp.	9,500	171,950
Dynex Capital, Inc.	28,700	183,106
Invesco Mortgage Capital, Inc.	48,000	759,360
Redwood Trust, Inc.	78,300	1,271,592

		3,464,082

Multi-Utilities 0.3%
NorthWestern Corp.	11,200	656,992
Unitil Corp.	4,200	213,780

		870,772

Oil, Gas & Consumable Fuels 3.2%
Abraxas Petroleum Corp.*	375,000	873,750
Arch Coal, Inc., Class A(a)	15,000	1,341,000
Delek US Holdings, Inc.	48,500	2,057,855
Denbury Resources, Inc.*(a)	374,700	2,323,140
Infinity Bio-energy Ltd.*(b)(c)(d)	155,500	0
Midstates Petroleum Co., Inc.*	13,800	122,958
NACCO Industries, Inc., Class A	1,800	58,950
Peabody Energy Corp.	36,700	1,307,988
Renewable Energy Group, Inc.*(a)	22,478	647,366
REX American Resources Corp.*	1,200	90,660
SemGroup Corp., Class A(a)	26,500	584,325
Southwestern Energy Co.*	86,600	442,526
W&T Offshore, Inc.*(a)	118,400	1,141,376

		10,991,894

Paper & Forest Products 1.3%
Boise Cascade Co.	8,300	305,440
Schweitzer-Mauduit International, Inc.	43,300	1,658,823
Verso Corp., Class A*	72,100	2,427,607

		4,391,870

Pharmaceuticals 1.0%
Amphastar Pharmaceuticals, Inc.*	20,500	394,420
Endo International plc*(a)	57,700	971,091
Endocyte, Inc.*	25,200	447,552
Kala Pharmaceuticals, Inc.*(a)	16,400	161,868
Lannett Co., Inc.*(a)	36,000	171,000
Mallinckrodt plc*	18,900	553,959
Zogenix, Inc.*(a)	13,000	644,800

		3,344,690

Professional Services 1.4%
Acacia Research Corp.*	76,000	243,200
CRA International, Inc.	5,500	276,210
Heidrick & Struggles International, Inc.	22,800	771,780
ICF International, Inc.	7,000	528,150
Kelly Services, Inc., Class A	33,700	809,811
Korn/Ferry International	22,400	1,102,976
TrueBlue, Inc.*	42,300	1,101,915

		4,834,042

Real Estate Management & Development 1.0%
Colliers International Group, Inc.	21,926	1,700,361
Cushman & Wakefield plc*(a)	51,800	880,082
Howard Hughes Corp. (The)*(a)	7,954	988,046

		3,568,489

Road & Rail 1.3%
ArcBest Corp.	50,100	2,432,355
Covenant Transportation Group, Inc., Class A*	5,000	145,300
Genesee & Wyoming, Inc., Class A*	13,330	1,212,897
YRC Worldwide, Inc.*	88,600	795,628

		4,586,180

Semiconductors & Semiconductor Equipment 2.2%
Advanced Energy Industries, Inc.*	15,473	799,181
Alpha & Omega Semiconductor Ltd.*	62,953	732,143
Amkor Technology, Inc.*	84,000	620,760
Cypress Semiconductor Corp.(a)	15,396	223,088
First Solar, Inc.*	5,800	280,836
Ichor Holdings Ltd.*(a)	36,540	746,147
Inphi Corp.*(a)	3,528	133,993
Photronics, Inc.*(a)	47,400	466,890
SMART Global Holdings, Inc.*(a)	23,900	686,886
Synaptics, Inc.*	4,000	182,480
Ultra Clean Holdings, Inc.*(a)	51,200	642,560
Universal Display Corp.(a)	18,052	2,128,331

		7,643,295

Software 1.7%
CyberArk Software Ltd.*	22,760	1,817,158
LogMeIn, Inc.	20,834	1,856,310
PTC, Inc.*	7,364	781,983
QAD, Inc., Class A	10,918	618,505
Synchronoss Technologies, Inc.*(a)	3,904	25,766
TiVo Corp.	1,800	22,410
Verint Systems, Inc.*	15,600	781,560

		5,903,692

Specialty Retail 2.4%
Abercrombie & Fitch Co., Class A(a)	4,600	97,152
American Eagle Outfitters, Inc.	36,500	906,295
America’s Car-Mart, Inc.*	1,500	117,300
Caleres, Inc.	18,200	652,652
Cato Corp. (The), Class A(a)	23,500	493,970
Citi Trends, Inc.	13,900	399,903
Conn’s, Inc.*(a)	24,900	880,215
Hudson Ltd., Class A*	922	20,800
Office Depot, Inc.	549,200	1,762,932
Signet Jewelers Ltd.	12,900	850,497
Tailored Brands, Inc.(a)	38,100	959,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Tilly’s, Inc., Class A	47,100	$892,545
Zumiez, Inc.*(a)	15,400	405,790

		8,439,790

Textiles, Apparel & Luxury Goods 0.8%
Carter’s, Inc.(a)	15,999	1,577,501
Deckers Outdoor Corp.*(a)	7,700	913,066
Perry Ellis International, Inc.*	12,400	338,892

		2,829,459

Thrifts & Mortgage Finance 2.7%
Axos Financial, Inc.*(a)	56,595	1,946,302
Dime Community Bancshares, Inc.	23,700	423,045
First Defiance Financial Corp.	9,800	295,078
Flagstar Bancorp, Inc.*	14,157	445,521
Hingham Institution for Savings	5,275	1,159,498
HomeStreet, Inc.*	10,500	278,250
Meta Financial Group, Inc.	7,700	636,405
MGIC Investment Corp.*	124,600	1,658,426
PennyMac Financial Services, Inc., Class A	55,100	1,151,590
Radian Group, Inc.	18,600	384,462
Riverview Bancorp, Inc.	13,300	117,572
TrustCo Bank Corp.(a)	38,100	323,850
United Community Financial Corp.	12,600	121,842
Walker & Dunlop, Inc.	8,600	454,768
WSFS Financial Corp.	1,500	70,725

		9,467,334

Trading Companies & Distributors 1.5%
Applied Industrial Technologies, Inc.	1,300	101,725
DXP Enterprises, Inc.*	13,800	552,966
MRC Global, Inc.*	101,900	1,912,663
NOW, Inc.*(a)	35,600	589,180
Titan Machinery, Inc.*(a)	19,800	306,603
Veritiv Corp.*	10,700	389,480
Watsco, Inc.	7,107	1,265,757

		5,118,374

Water Utilities 0.1%
Artesian Resources Corp., Class A	1,900	69,882
Consolidated Water Co. Ltd.	17,300	239,605

		309,487

Wireless Telecommunication Services 0.0%†
Spok Holdings, Inc.	3,500	53,900

Total Common Stocks (cost $299,550,588)		332,843,302

Master Limited Partnership 0.2%

	Shares	Value
Hotels, Restaurants & Leisure 0.2%
Cedar Fair LP	13,907	$724,277

Total Master Limited Partnership (cost $930,918)		724,277

Repurchase Agreements 13.2%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $2,000,848, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $2,040,000.(e)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $2,000,840, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $2,040,000.(e)	2,000,000	2,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(e)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $1,954,927, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $1,993,648.(e)	1,954,557	1,954,557
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $20,003,717, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $20,403,792.(e)	20,000,000	20,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $4,080,990.(e)	4,000,000	4,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(e)	5,000,000	5,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $6,001,161, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $6,120,001.(e)	$6,000,000	$6,000,000

Total Repurchase Agreements (cost $45,954,557)		45,954,557

Total Investments (cost $346,436,063) — 109.1%		379,522,136
Liabilities in excess of other assets — (9.1)%		(31,552,450)

NET ASSETS — 100.0%		$347,969,686

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $60,106,728, which was collateralized by cash used to purchase repurchase agreements with a total value of $45,954,557, and by $15,530,435, of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 2/15/2048, a total value of $61,484,992.

(b)	Fair valued security.
(c)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(d)	Value determined using significant unobservable inputs.
(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $45,954,557.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	122	12/2018	USD	10,374,880	(154,833)

					(154,833)

At September 30, 2018, the Fund had $485,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$4,997,686	$—	$—	$4,997,686
Airlines	1,943,700	—	—	1,943,700
Auto Components	9,501,949	—	—	9,501,949
Banks	50,495,712	—	—	50,495,712
Biotechnology	3,622,303	—	—	3,622,303
Building Products	1,724,525	—	—	1,724,525
Capital Markets	6,233,717	—	—	6,233,717
Chemicals	5,210,164	—	—	5,210,164
Commercial Services & Supplies	13,304,647	—	—	13,304,647
Communications Equipment	2,401,853	—	—	2,401,853
Construction & Engineering	4,895,888	—	—	4,895,888
Construction Materials	1,501,941	—	—	1,501,941
Consumer Finance	3,434,871	—	—	3,434,871
Distributors	452,479	—	—	452,479
Diversified Consumer Services	2,224,541	—	—	2,224,541
Diversified Financial Services	193,295	—	—	193,295
Diversified Telecommunication Services	129,800	—	—	129,800
Electric Utilities	4,902,666	—	—	4,902,666
Electrical Equipment	57,936	—	—	57,936
Electronic Equipment, Instruments & Components	13,785,348	—	—	13,785,348

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

	Level 1	Level 2	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Energy Equipment & Services	$7,223,878	$—	$—	$7,223,878
Equity Real Estate Investment Trusts (REITs)	29,736,188	—	—	29,736,188
Food & Staples Retailing	4,206,121	—	—	4,206,121
Food Products	4,187,183	—	—	4,187,183
Gas Utilities	3,616,213	—	—	3,616,213
Health Care Equipment & Supplies	3,198,909	—	—	3,198,909
Health Care Providers & Services	9,883,994	—	—	9,883,994
Health Care Technology	530,100	—	—	530,100
Hotels, Restaurants & Leisure	3,248,538	—	—	3,248,538
Household Durables	4,109,002	—	—	4,109,002
Household Products	1,882,352	—	—	1,882,352
Independent Power and Renewable Electricity Producers	2,868,482	—	—	2,868,482
Insurance	11,007,063	—	—	11,007,063
Internet & Direct Marketing Retail	4,467,522	—	—	4,467,522
IT Services	7,924,538	—	—	7,924,538
Life Sciences Tools & Services	4,560,925	—	—	4,560,925
Machinery	17,128,540	—	—	17,128,540
Marine	564,195	—	—	564,195
Media	1,809,623	—	—	1,809,623
Metals & Mining	3,857,565	—	—	3,857,565
Mortgage Real Estate Investment Trusts (REITs)	3,464,082	—	—	3,464,082
Multi-Utilities	870,772	—	—	870,772
Oil, Gas & Consumable Fuels	10,991,894	—	—	10,991,894
Paper & Forest Products	4,391,870	—	—	4,391,870
Pharmaceuticals	3,344,690	—	—	3,344,690
Professional Services	4,834,042	—	—	4,834,042
Real Estate Management & Development	3,568,489	—	—	3,568,489
Road & Rail	4,586,180	—	—	4,586,180
Semiconductors & Semiconductor Equipment	7,643,295	—	—	7,643,295
Software	5,903,692	—	—	5,903,692
Specialty Retail	8,439,790	—	—	8,439,790
Textiles, Apparel & Luxury Goods	2,829,459	—	—	2,829,459
Thrifts & Mortgage Finance	9,467,334	—	—	9,467,334
Trading Companies & Distributors	5,118,374	—	—	5,118,374
Water Utilities	309,487	—	—	309,487
Wireless Telecommunication Services	53,900	—	—	53,900

Total Common Stocks	$332,843,302	$—	$—	$332,843,302

Master Limited Partnership	724,277	—	—	724,277
Repurchase Agreements	—	45,954,557	—	45,954,557

Total Assets	$333,567,579	$45,954,557	$—	$379,522,136

Liabilities:
Futures Contracts	$(154,833)	$—	$—	$(154,833)

Total Liabilities	$(154,833)	$—	$—	$(154,833)

Total	$333,412,746	$45,954,557	$—	$379,367,303

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2018, the Fund held one common stock investment that was categorized as a Level 3 investment which was valued at $0.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain or reduce exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Cap Value Fund

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts Equity risk	Unrealized depreciation from futures contracts	$(154,883)

Total		$(154,883)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks 97.8%

	Shares	Value
AUSTRALIA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Aet and D Holdings No. 1 Ltd.* (a)(b)(c)	106,305	$0

BERMUDA 0.0%†
Oil, Gas & Consumable Fuels 0.0%†
Infinity Bio-energy Ltd.*(a)(b)(c)	94,500	0

CANADA 0.3%
Textiles, Apparel & Luxury Goods 0.3%
Canada Goose Holdings, Inc.*	14,000	903,560

PUERTO RICO 1.1%
Banks 1.1%
First Bancorp/PR*	312,516	2,843,895
OFG Bancorp	36,787	594,110
Popular, Inc.	8,590	440,238

		3,878,243

Health Care Providers & Services 0.0%†
Triple-S Management Corp., Class B*	3,770	71,215

		3,949,458

UNITED KINGDOM 0.0%†
Internet & Direct Marketing Retail 0.0%†
Farfetch Ltd., Class A*	1,940	52,826

UNITED STATES 96.4%
Aerospace & Defense 2.8%
BWX Technologies, Inc.	15,400	963,116
Ducommun, Inc.*	23,162	945,936
Esterline Technologies Corp.*	26,142	2,377,614
HEICO Corp.	25,473	2,359,055
Mercury Systems, Inc.*	24,700	1,366,404
Moog, Inc., Class A	15,383	1,322,477
Vectrus, Inc.*	23,070	719,553

		10,054,155

Air Freight & Logistics 0.9%
Atlas Air Worldwide Holdings, Inc.*	38,020	2,423,775
Echo Global Logistics, Inc.*(d)	15,902	492,167
Radiant Logistics, Inc.*	25,499	150,699

		3,066,641

Auto Components 1.2%
Cooper-Standard Holdings, Inc.*	11,625	1,394,767
Modine Manufacturing Co.*	90,951	1,355,170
Shiloh Industries, Inc. *	7,925	87,175
Stoneridge, Inc.*	14,943	444,106
Tower International, Inc.	28,787	870,807
VOXX International Corp.*	43,825	227,890

		4,379,915

Banks 11.4%
American National Bankshares, Inc.	1,500	58,500
Atlantic Capital Bancshares, Inc.*	30,000	502,500
BancFirst Corp.	23,360	1,400,432
Bancorp, Inc. (The)*	95,572	916,535
Bank of Marin Bancorp	7,930	665,327
Bankwell Financial Group, Inc.	100	3,136
Banner Corp.	6,500	404,105
Berkshire Hills Bancorp, Inc.(d)	51,657	2,102,440
Capital City Bank Group, Inc.	9,043	211,064
Central Pacific Financial Corp.(d)	76,268	2,015,763
Central Valley Community Bancorp	14,243	307,791
Chemung Financial Corp.	2,100	89,103
Civista Bancshares, Inc.	2,060	49,625
Commerce Bancshares, Inc.	12,809	845,650
Community Trust Bancorp, Inc.	12,640	585,864
East West Bancorp, Inc.	28,304	1,708,712
Enterprise Financial Services Corp.	29,719	1,576,593
Fidelity Southern Corp.	38,792	961,266
Financial Institutions, Inc.	11,604	364,366
First Bancorp/NC(d)	28,196	1,142,220
First Bancshares, Inc. (The)	1,400	54,670
First Business Financial Services, Inc.	11,088	257,020
First Financial Corp.	7,800	391,560
First Midwest Bancorp, Inc.(d)	77,828	2,069,447
Great Southern Bancorp, Inc.	8,010	443,354
Hancock Whitney Corp.	48,196	2,291,719
Heartland Financial USA, Inc.(d)	6,600	383,130
Heritage Commerce Corp.	25,272	377,058
Heritage Financial Corp.(d)	4,232	148,755
HomeTrust Bancshares, Inc.*	16,324	475,845
IBERIABANK Corp.	25,258	2,054,738
Independent Bank Corp./MI	21,300	503,745
Independent Bank Group, Inc.(d)	4,500	298,350
Lakeland Bancorp, Inc.	28,580	515,869
Mercantile Bank Corp.	3,000	100,110
Metropolitan Bank Holding Corp.*	8,096	332,908
MidWestOne Financial Group, Inc.	4,500	149,895
National Commerce Corp.*(d)	8,403	347,044
Northeast Bancorp	6,000	130,200
Northrim BanCorp, Inc.	4,100	170,355
Old Line Bancshares, Inc.	1,100	34,804
Old Second Bancorp, Inc.	2,700	41,715
Orrstown Financial Services, Inc.	1,748	41,602
Park National Corp.(d)	4,556	480,931
Peapack Gladstone Financial Corp.	11,500	355,235
Peoples Bancorp, Inc.	3,900	136,617
Prosperity Bancshares, Inc.(d)	14,815	1,027,420
QCR Holdings, Inc.	14,167	578,722
RBB Bancorp	6,737	165,057
Shore Bancshares, Inc.	6,786	120,927
Sierra Bancorp	6,610	191,029
Synovus Financial Corp.	12,100	554,059
TriCo Bancshares	57,585	2,223,933
TriState Capital Holdings, Inc.*(d)	8,708	240,341
UMB Financial Corp.(d)	25,622	1,816,600
WesBanco, Inc.	32,554	1,451,257
Western Alliance Bancorp*	24,701	1,405,240
Wintrust Financial Corp.	36,830	3,128,339

		41,400,592

Biotechnology 2.7%
Achillion Pharmaceuticals, Inc.*	66,200	243,616
Acorda Therapeutics, Inc.*	74,116	1,456,379
Agios Pharmaceuticals, Inc.*(d)	8,410	648,579
Akebia Therapeutics, Inc.*(d)	34,999	309,041
Applied Genetic Technologies Corp.*	10,500	76,650
Ardelyx, Inc.*	20,100	87,435
Bellicum Pharmaceuticals, Inc.*	15,400	94,864
Calithera Biosciences, Inc.*	11,151	58,543
Chimerix, Inc.*	90,279	351,185
Cidara Therapeutics, Inc.*(d)	30,700	135,080

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Biotechnology (continued)
Epizyme, Inc.*	12,100	$128,260
Five Prime Therapeutics, Inc.*(d)	11,600	161,472
Heron Therapeutics, Inc.*	13,311	421,293
Ligand Pharmaceuticals, Inc.*(d)	9,680	2,657,063
Loxo Oncology, Inc.*	2,670	456,116
Merrimack Pharmaceuticals, Inc.*(d)	11,605	61,855
Minerva Neurosciences, Inc.*	6,071	76,191
NantKwest, Inc.*(d)	14,828	54,864
Neurocrine Biosciences, Inc.*(d)	5,190	638,111
Pfenex, Inc.*	8,770	44,815
Repligen Corp.*(d)	22,945	1,272,530
Spero Therapeutics, Inc.*(d)	16	168
Syndax Pharmaceuticals, Inc.*	9,822	79,362
Ultragenyx Pharmaceutical, Inc.*(d)	3,750	286,275
Zafgen, Inc.*	4,402	51,459

		9,851,206

Building Products 1.1%
Armstrong Flooring, Inc.*	41,100	743,910
Lennox International, Inc.	7,053	1,540,375
Trex Co., Inc.*	20,370	1,568,083

		3,852,368

Capital Markets 1.3%
Evercore, Inc., Class A	8,180	822,499
Hamilton Lane, Inc., Class A	15,670	693,868
Investment Technology Group, Inc. (d)	94,710	2,051,419
Ladenburg Thalmann Financial Services, Inc.	46,629	125,898
LPL Financial Holdings, Inc.	16,340	1,054,093

		4,747,777

Chemicals 2.5%
Ashland Global Holdings, Inc.	19,700	1,652,042
Huntsman Corp.	15,000	408,450
Ingevity Corp.*	21,170	2,156,800
Kraton Corp.*(d)	46,300	2,183,045
Stepan Co.	7,043	612,811
Trinseo SA	26,000	2,035,800

		9,048,948

Commercial Services & Supplies 0.3%
ARC Document Solutions, Inc.*	23,375	66,385
Essendant, Inc.	23,189	297,283
Mobile Mini, Inc.	13,150	576,627

		940,295

Communications Equipment 2.6%
ADTRAN, Inc.	105,881	1,868,799
Calix, Inc.*	110,121	891,980
Comtech Telecommunications Corp.	4,781	173,407
Digi International, Inc.*	50,606	680,651
Harmonic, Inc.*	251,855	1,385,203
Infinera Corp.*(d)	209,800	1,531,540
KVH Industries, Inc.*	1,817	23,803
NetScout Systems, Inc.*(d)	20,720	523,180
Viavi Solutions, Inc.*	213,649	2,422,779

		9,501,342

Construction & Engineering 1.1%
Fluor Corp.	16,100	935,410
Jacobs Engineering Group, Inc.	3,900	298,350
KBR, Inc.	113,849	2,405,629
Orion Group Holdings, Inc.*	21,800	164,590
Sterling Construction Co., Inc.*	3,200	45,824

		3,849,803

Consumer Finance 0.6%
Green Dot Corp., Class A*	24,130	2,143,227

Distributors 0.6%
Pool Corp.(d)	13,560	2,262,893

Diversified Consumer Services 1.3%
Adtalem Global Education, Inc.*	7,900	380,780
American Public Education, Inc.*	9,871	326,237
Bright Horizons Family Solutions, Inc.*	22,006	2,593,186
K12, Inc.*	80,501	1,424,868

		4,725,071

Diversified Financial Services 0.1%
Marlin Business Services Corp.	6,402	184,698
Voya Financial, Inc.	4,500	223,515

		408,213

Electric Utilities 0.9%
PNM Resources, Inc.(d)	39,460	1,556,697
Portland General Electric Co.	35,300	1,610,033

		3,166,730

Electrical Equipment 0.2%
Encore Wire Corp.	4,700	235,470
Powell Industries, Inc.(d)	17,889	648,655

		884,125

Electronic Equipment, Instruments & Components 3.2%
Anixter International, Inc.*	16,087	1,130,916
Bel Fuse, Inc., Class B	18,976	502,864
Benchmark Electronics, Inc.(d)	102,673	2,402,549
Daktronics, Inc.	65,477	513,340
Fitbit, Inc., Class A*(d)	179,200	958,720
Jabil, Inc.	18,000	487,440
KEMET Corp.*	33,700	625,135
Novanta, Inc.*	21,330	1,458,972
ScanSource, Inc.*	29,876	1,192,052
SYNNEX Corp.	10,919	924,839
Tech Data Corp.*(d)	20,600	1,474,342

		11,671,169

Energy Equipment & Services 1.6%
Archrock, Inc.	28,420	346,724
Aspen Aerogels, Inc.*	4,153	18,979
Dawson Geophysical Co.*	23,556	145,812
Exterran Corp.*	35,481	941,311
Matrix Service Co.*	47,885	1,180,365
Newpark Resources, Inc.*(d)	141,737	1,466,977
Nine Energy Service, Inc.*	14,425	441,117
SEACOR Holdings, Inc.*	26,524	1,310,551

		5,851,836

Entertainment 0.6%
Madison Square Garden Co. (The), Class A*	2,910	917,581
Rosetta Stone, Inc.*	43,720	869,591
Zynga, Inc., Class A*	65,100	261,051

		2,048,223

Equity Real Estate Investment Trusts (REITs) 4.6%
Alexander & Baldwin, Inc.	24,221	549,574
Ashford Hospitality Trust, Inc.	161,467	1,031,774

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Equity Real Estate Investment Trusts (REITs) (continued)
Camden Property Trust	1,900	$177,783
Chesapeake Lodging Trust	69,935	2,242,816
DiamondRock Hospitality Co.	190,491	2,223,030
Equity Commonwealth*	11,200	359,408
Getty Realty Corp.	11,624	331,981
Hersha Hospitality Trust	70,327	1,594,313
Industrial Logistics Properties Trust	24,844	571,660
InfraREIT, Inc.	38,641	817,257
Investors Real Estate Trust	20,400	121,992
iStar, Inc.	35,923	401,260
MedEquities Realty Trust, Inc.	20,237	196,704
NexPoint Residential Trust, Inc.	29,959	994,639
Rayonier, Inc.	9,300	314,433
Sunstone Hotel Investors, Inc.	113,858	1,862,717
Tier REIT, Inc.	52,680	1,269,588
Urstadt Biddle Properties, Inc., Class A	4,900	104,321
VICI Properties, Inc.	33,800	730,756
Xenia Hotels & Resorts, Inc.	29,234	692,846

		16,588,852

Food & Staples Retailing 0.0%†
Natural Grocers by Vitamin Cottage, Inc.*	6,700	113,163

Food Products 0.4%
Fresh Del Monte Produce, Inc.	42,804	1,450,628

Gas Utilities 1.5%
Northwest Natural Gas Co.(d)	30,731	2,055,904
ONE Gas, Inc.(d)	25,355	2,086,209
Southwest Gas Holdings, Inc.(d)	16,324	1,290,086

		5,432,199

Health Care Equipment & Supplies 4.8%
AngioDynamics, Inc.*(d)	2,332	50,698
AxoGen, Inc.*(d)	10,542	388,473
Cantel Medical Corp.(d)	6,065	558,344
Conformis, Inc.*	42,200	44,732
Haemonetics Corp.*	7,990	915,494
ICU Medical, Inc.*	7,850	2,219,587
Inogen, Inc.*	7,936	1,937,336
Insulet Corp.*(d)	19,660	2,082,977
Integra LifeSciences Holdings Corp.*(d)	25,248	1,663,086
iRhythm Technologies, Inc.*	15,850	1,500,361
Merit Medical Systems, Inc.*	10,510	645,840
Neogen Corp.*	15,610	1,116,583
Orthofix Medical, Inc.*	15,451	893,222
Penumbra, Inc.*(d)	10,110	1,513,467
Quidel Corp.*	22,030	1,435,695
RTI Surgical, Inc.*(d)	55,786	251,037
SeaSpine Holdings Corp.*	5,300	82,468

		17,299,400

Health Care Providers & Services 1.8%
AMN Healthcare Services, Inc.*(d)	10,320	564,504
HealthEquity, Inc.*(d)	17,560	1,657,840
Magellan Health, Inc.*(d)	19,515	1,406,056
PetIQ, Inc.*	5,780	227,212
WellCare Health Plans, Inc.*	7,940	2,544,690

		6,400,302

Health Care Technology 0.8%
Allscripts Healthcare Solutions, Inc.*(d)	164,400	2,342,700
Teladoc Health, Inc.*(d)	7,680	663,168

		3,005,868

Hotels, Restaurants & Leisure 2.6%
BJ’s Restaurants, Inc.(d)	16,490	1,190,578
Boyd Gaming Corp.	47,630	1,612,275
Choice Hotels International, Inc.(d)	15,780	1,314,474
Del Frisco’s Restaurant Group, Inc.*	10,165	84,370
J Alexander’s Holdings, Inc.*	14,916	177,500
Penn National Gaming, Inc.*	36,660	1,206,847
Planet Fitness, Inc., Class A*	23,860	1,289,156
Shake Shack, Inc., Class A*(d)	11,956	753,348
Texas Roadhouse, Inc.(d)	10,980	760,804
Town Sports International Holdings, Inc.*	7,000	60,550
Wingstop, Inc.	13,400	914,818

		9,364,720

Household Durables 0.4%
Bassett Furniture Industries, Inc.	232	4,930
CSS Industries, Inc.	10,167	144,676
Roku, Inc.*	15,850	1,157,526

		1,307,132

Insurance 4.6%
American Equity Investment Life Holding Co.	56,367	1,993,137
AMERISAFE, Inc.(d)	35,200	2,180,640
Argo Group International Holdings Ltd.(d)	22,203	1,399,899
CNO Financial Group, Inc.	81,626	1,732,104
Donegal Group, Inc., Class A	4,400	62,524
EMC Insurance Group, Inc.	16,961	419,276
Employers Holdings, Inc.	39,424	1,785,907
FedNat Holding Co.	25,976	661,868
Hallmark Financial Services, Inc.*	11,827	130,097
Hanover Insurance Group, Inc. (The)	3,970	489,779
Heritage Insurance Holdings, Inc.(d)	102,373	1,517,168
Kinsale Capital Group, Inc.(d)	13,340	851,892
Primerica, Inc.(d)	10,840	1,306,762
ProAssurance Corp.(d)	4,024	188,927
Protective Insurance Corp., Class B	2,700	61,965
Reinsurance Group of America, Inc.	11,303	1,633,962
State Auto Financial Corp.	1,478	45,138

		16,461,045

Interactive Media & Services 0.4%
Cargurus, Inc.*	9,280	516,803
DHI Group, Inc.*	73,696	154,762
Meet Group, Inc. (The)*(d)	126,022	623,809

		1,295,374

Internet & Direct Marketing Retail 0.5%
Etsy, Inc.*	31,510	1,618,984
Leaf Group Ltd.*	8,400	84,000

		1,702,984

IT Services 1.3%
ManTech International Corp., Class A	19,130	1,210,929
MongoDB, Inc.*(d)	16,910	1,379,011
Unisys Corp.*(d)	102,167	2,084,206

		4,674,146

Leisure Products 0.1%
Clarus Corp.	41,310	456,476

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Life Sciences Tools & Services 1.1%
Bio-Techne Corp.	7,690	$1,569,606
Medpace Holdings, Inc.*	10,170	609,285
PRA Health Sciences, Inc.*	16,760	1,846,784

		4,025,675

Machinery 3.3%
AGCO Corp.	23,400	1,422,486
Briggs & Stratton Corp.(d)	86,037	1,654,492
Chart Industries, Inc.*	10,440	817,765
FreightCar America, Inc.*	19,600	314,972
Hyster-Yale Materials Handling, Inc.(d)	14,313	880,679
ITT, Inc.	13,530	828,848
Manitowoc Co., Inc. (The)*	68,985	1,654,950
Navistar International Corp.*	34,800	1,339,800
Park-Ohio Holdings Corp.	7,500	287,625
RBC Bearings, Inc.*	14,150	2,127,594
Terex Corp.(d)	15,200	606,632

		11,935,843

Media 0.9%
Gannett Co., Inc.(d)	65,900	659,659
Marchex, Inc., Class B	12,807	35,603
Mode Media M-1 Escrow*(a)(b)(c)	2,754	0
MSG Networks, Inc., Class A*	20,200	521,160
Scholastic Corp.(d)	41,775	1,950,475

		3,166,897

Metals & Mining 0.8%
Allegheny Technologies, Inc.*	36,870	1,089,509
Materion Corp.	24,941	1,508,930
SunCoke Energy, Inc.*	26,800	311,416

		2,909,855

Mortgage Real Estate Investment Trusts (REITs) 0.2%
Cherry Hill Mortgage Investment Corp.	41,500	751,150

Multiline Retail 0.7%
Ollie’s Bargain Outlet Holdings, Inc.*(d)	27,260	2,619,686

Oil, Gas & Consumable Fuels 3.6%
Arch Coal, Inc., Class A(d)	29,700	2,655,181
Bonanza Creek Energy, Inc.*	33,424	995,367
Centennial Resource Development, Inc., Class A*	34,920	763,002
Hallador Energy Co.	3,000	18,660
Matador Resources Co.*(d)	36,620	1,210,291
Midstates Petroleum Co., Inc.*	27,751	247,261
Par Pacific Holdings, Inc.*	50,255	1,025,202
PBF Energy, Inc., Class A	7,400	369,334
Peabody Energy Corp.	53,180	1,895,335
Renewable Energy Group, Inc.*(d)	86,656	2,495,693
SilverBow Resources, Inc.*	4,218	112,494
WildHorse Resource Development Corp.*	20,024	473,367
World Fuel Services Corp.(d)	22,836	632,100

		12,893,287

Paper & Forest Products 0.6%
Boise Cascade Co.	7,800	287,040
Domtar Corp.	6,800	354,756
Resolute Forest Products, Inc.*	73,762	955,218
Verso Corp., Class A*	12,200	410,774

		2,007,788

Pharmaceuticals 1.2%
Aerie Pharmaceuticals, Inc.*	14,750	907,863
Amphastar Pharmaceuticals, Inc.*	2,200	42,328
Assertio Therapeutics, Inc.*	25,869	152,110
Endo International plc*(d)	121,486	2,044,608
Lannett Co., Inc.*(d)	45,506	216,154
Mallinckrodt plc*	14,800	433,788
Otonomy, Inc.*	6,500	17,875
Supernus Pharmaceuticals, Inc.*(d)	11,650	586,578
Tetraphase Pharmaceuticals, Inc.*	22,500	62,100

		4,463,404

Professional Services 1.5%
ASGN, Inc.*	12,339	973,917
CRA International, Inc.	14,729	739,690
Insperity, Inc.	7,570	892,882
Kelly Services, Inc., Class A	67,611	1,624,693
ManpowerGroup, Inc.	8,098	696,104
TrueBlue, Inc.*(d)	18,219	474,605

		5,401,891

Real Estate Management & Development 0.5%
RE/MAX Holdings, Inc., Class A	44,319	1,965,548

Road & Rail 1.3%
ArcBest Corp.(d)	38,700	1,878,885
Genesee & Wyoming, Inc., Class A*(d)	6,820	620,552
Ryder System, Inc.	3,000	219,210
USA Truck, Inc.*	6,853	138,636
Werner Enterprises, Inc.(d)	48,500	1,714,475

		4,571,758

Semiconductors & Semiconductor Equipment 2.8%
Alpha & Omega Semiconductor Ltd.*	28,171	327,629
Amkor Technology, Inc.*	145,219	1,073,168
Cirrus Logic, Inc.*	71,823	2,772,368
DSP Group, Inc.*	24,645	293,276
Monolithic Power Systems, Inc.(d)	14,791	1,856,714
NeoPhotonics Corp.*(d)	29,800	247,340
Silicon Laboratories, Inc.*	9,360	859,248
Synaptics, Inc.*(d)	54,571	2,489,529

		9,919,272

Software 6.9%
2U, Inc.*	10,250	770,698
Aspen Technology, Inc.*	7,500	854,325
Avaya Holdings Corp.*	133,548	2,956,752
Blackline, Inc.*(d)	23,510	1,327,610
Bottomline Technologies DE, Inc.*	7,030	511,151
ChannelAdvisor Corp.*	6,800	84,660
Coupa Software, Inc.*	13,400	1,059,940
Everbridge, Inc.*(d)	10,087	581,415
FireEye, Inc.*(d)	16,600	282,200
Guidewire Software, Inc.*	13,860	1,399,999
HubSpot, Inc.*(d)	11,290	1,704,226
MicroStrategy, Inc., Class A*	9,560	1,344,327
New Relic, Inc.*(d)	18,040	1,699,909
NextGen Healthcare Information Systems LLC*	18,900	379,512
Proofpoint, Inc.*	5,087	540,901
Q2 Holdings, Inc.*(d)	24,410	1,478,026
RealPage, Inc.*(d)	29,230	1,926,257
RingCentral, Inc., Class A*	26,490	2,464,894
Rubicon Project, Inc. (The)*	119,884	431,582

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Common Stocks (continued)

	Shares	Value
UNITED STATES (continued)
Software (continued)
Seachange International, Inc.*	72,390	$129,578
SecureWorks Corp., Class A*	5,364	78,583
SendGrid, Inc.*	7,903	290,751
Telenav, Inc.*	26,067	131,638
Tenable Holdings, Inc.*(d)	7,580	294,710
Trade Desk, Inc. (The), Class A*(d)	7,810	1,178,607
Varonis Systems, Inc.*	16,100	1,179,325

		25,081,576

Specialty Retail 5.1%
Aaron’s, Inc.	38,003	2,069,643
Boot Barn Holdings, Inc.*	9,990	283,816
Build-A-Bear Workshop, Inc.*	19,105	172,900
Burlington Stores, Inc.*	8,539	1,391,174
Cato Corp. (The), Class A	30,357	638,104
Chico’s FAS, Inc.(d)	190,632	1,652,779
Children’s Place, Inc. (The)	4,590	586,602
Citi Trends, Inc.	31,640	910,283
Genesco, Inc.*	37,149	1,749,718
Group 1 Automotive, Inc.(d)	26,831	1,741,332
Haverty Furniture Cos., Inc.	33,398	738,096
Hibbett Sports, Inc.*(d)	22,660	426,008
Kirkland’s, Inc.*(d)	12,636	127,497
New York & Co., Inc.*	9,573	36,952
Office Depot, Inc.	622,599	1,998,543
Signet Jewelers Ltd.	36,331	2,395,303
Tilly’s, Inc., Class A	55,162	1,045,320
Urban Outfitters, Inc.*(d)	13,380	547,242

		18,511,312

Technology Hardware, Storage & Peripherals 1.4%
Avid Technology, Inc.*	149,944	889,168
Cray, Inc.*	29,938	643,667
Electronics For Imaging, Inc.*(d)	36,212	1,234,105
Intevac, Inc.*	31,685	164,762
Quantum Corp.*(d)	108,487	260,369
Stratasys Ltd.*	74,200	1,714,762

		4,906,833

Textiles, Apparel & Luxury Goods 0.3%
G-III Apparel Group Ltd.*	12,300	592,737
Rocky Brands, Inc.	5,600	158,480
Vera Bradley, Inc.*(d)	19,200	292,992

		1,044,209

Thrifts & Mortgage Finance 1.6%
BankFinancial Corp.	6,300	100,422
First Defiance Financial Corp.	13,820	416,120
Flagstar Bancorp, Inc.*	59,332	1,867,177
Home Bancorp, Inc.	1,500	65,220
Meridian Bancorp, Inc.	29,600	503,200
Provident Financial Services, Inc.	15,129	371,417
Riverview Bancorp, Inc.	5,600	49,504
Territorial Bancorp, Inc.	2,725	80,524
TrustCo Bank Corp.(d)	113,689	966,357
Washington Federal, Inc.(d)	44,836	1,434,752

		5,854,693

Trading Companies & Distributors 1.6%
Aircastle Ltd.	9,200	201,572
Foundation Building Materials, Inc.*	33,771	421,124
MRC Global, Inc.*	21,336	400,477
Rush Enterprises, Inc., Class A	43,979	1,728,814
SiteOne Landscape Supply, Inc.*(d)	27,590	2,078,631
Veritiv Corp.*	20,160	733,824
WESCO International, Inc.*	5,300	325,685

		5,890,127

Wireless Telecommunication Services 0.2%
United States Cellular Corp.*	17,268	773,261

		348,100,883

Total Common Stocks (cost $306,952,661)		353,006,727

Preferred Stock 0.0%†

	Shares	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., Series M-1*(a)(b)(c)	19,276	0

Total Preferred Stock (cost $100,042)		0

Corporate Bonds 0.0%†

	Principal Amount	Value
UNITED STATES 0.0%†
Media 0.0%†
Mode Media Corp., 9.00%, 12/02/14(a)(b)(c)	$42,256	0
Mode Media, Inc., 9.00%, 12/02/14(a)(b)(c)	1,544	0

Total Corporate Bonds (cost $43,259)		0

Exchange Traded Fund 1.0%

	Shares	Value
UNITED STATES 1.0%
iShares Russell 2000 Value ETF(d)	26,820	3,567,060

Total Exchange Traded Fund (cost $3,038,736)		3,567,060

Rights 0.0%†

	Number of Rights	Value
UNITED STATES 0.0%†
IT Services 0.0%†
BancTec, Inc., CVR*(a)(b)(c)	36,134	0

Total Rights (cost $–)		0

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

Repurchase Agreements 13.0%
	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $4,080,000.(e)	$4,000,000	$4,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $3,001,260, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $3,060,000.(e)	3,000,000	3,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $7,002,995, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $7,142,618.(e)	7,000,000	7,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $15,764,895, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $16,077,151.(e)	15,761,913	15,761,913
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $4,001,696, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $4,080,990.(e)	4,000,000	4,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(e)	5,000,000	5,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $8,001,547, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $8,160,001.(e)	8,000,000	8,000,000

Total Repurchase Agreements (cost $46,761,913)		46,761,913

Total Investments (cost $356,896,611) — 111.8%		403,335,700
Liabilities in excess of other assets — (11.8)%		(42,675,342)

NET ASSETS — 100.0%		$360,660,358

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

*	Denotes a non-income producing security.
(a)	Fair valued security.
(b)	Illiquid security as deemed by the procedures approved by the Board of Trustees (unaudited).
(c)	Value determined using significant unobservable inputs.
(d)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $65,827,136, which was collateralized by cash used to purchase repurchase agreements with a total value of $46,761,913 and by $20,228,222 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/4/2018 - 2/15/2048, a total value of $66,990,135.

(e)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $46,761,913.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
ETF	Exchange Traded Fund
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$10,054,155	$—	$—	$10,054,155
Air Freight & Logistics	3,066,641	—	—	3,066,641
Auto Components	4,379,915	—	—	4,379,915
Banks	45,278,835	—	—	45,278,835
Biotechnology	9,851,206	—	—	9,851,206
Building Products	3,852,368	—	—	3,852,368
Capital Markets	4,747,777	—	—	4,747,777
Chemicals	9,048,948	—	—	9,048,948
Commercial Services & Supplies	940,295	—	—	940,295
Communications Equipment	9,501,342	—	—	9,501,342
Construction & Engineering	3,849,803	—	—	3,849,803
Consumer Finance	2,143,227	—	—	2,143,227
Distributors	2,262,893	—	—	2,262,893
Diversified Consumer Services	4,725,071	—	—	4,725,071
Diversified Financial Services	408,213	—	—	408,213
Electric Utilities	3,166,730	—	—	3,166,730
Electrical Equipment	884,125	—	—	884,125

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

	Level 1	Level 2	Level 3	Total

Assets: (continued)
Common Stocks (continued)
Electronic Equipment, Instruments & Components	$11,671,169	$—	$—	$11,671,169
Energy Equipment & Services	5,851,836	—	—	5,851,836
Entertainment	2,048,223	—	—	2,048,223
Equity Real Estate Investment Trusts (REITs)	16,588,852	—	—	16,588,852
Food & Staples Retailing	113,163	—	—	113,163
Food Products	1,450,628	—	—	1,450,628
Gas Utilities	5,432,199	—	—	5,432,199
Health Care Equipment & Supplies	17,299,400	—	—	17,299,400
Health Care Providers & Services	6,471,517	—	—	6,471,517
Health Care Technology	3,005,868	—	—	3,005,868
Hotels, Restaurants & Leisure	9,364,720	—	—	9,364,720
Household Durables	1,307,132	—	—	1,307,132
Insurance	16,461,045	—	—	16,461,045
Interactive Media & Services	1,295,374	—	—	1,295,374
Internet & Direct Marketing Retail	1,755,810	—	—	1,755,810
IT Services	4,674,146	—	—	4,674,146
Leisure Products	456,476	—	—	456,476
Life Sciences Tools & Services	4,025,675	—	—	4,025,675
Machinery	11,935,843	—	—	11,935,843
Media	3,166,897	—	—	3,166,897
Metals & Mining	2,909,855	—	—	2,909,855
Mortgage Real Estate Investment Trusts (REITs)	751,150	—	—	751,150
Multiline Retail	2,619,686	—	—	2,619,686
Oil, Gas & Consumable Fuels	12,893,287	—	—	12,893,287
Paper & Forest Products	2,007,788	—	—	2,007,788
Pharmaceuticals	4,463,404	—	—	4,463,404
Professional Services	5,401,891	—	—	5,401,891
Real Estate Management & Development	1,965,548	—	—	1,965,548
Road & Rail	4,571,758	—	—	4,571,758
Semiconductors & Semiconductor Equipment	9,919,272	—	—	9,919,272
Software	25,081,576	—	—	25,081,576
Specialty Retail	18,511,312	—	—	18,511,312
Technology Hardware, Storage & Peripherals	4,906,833	—	—	4,906,833
Textiles, Apparel & Luxury Goods	1,947,769	—	—	1,947,769
Thrifts & Mortgage Finance	5,854,693	—	—	5,854,693
Trading Companies & Distributors	5,890,127	—	—	5,890,127
Wireless Telecommunication Services	773,261	—	—	773,261

Total Common Stocks	$353,006,727	$—	$—	$353,006,727

Corporate Bonds	$—	$—	$—	$—
Exchange Traded Fund	3,567,060	—	—	3,567,060
Preferred Stock	—	—	—	—
Repurchase Agreements	—	46,761,913	—	46,761,913
Rights	—	—	—	—

Total	$356,573,787	$46,761,913	$—	$403,335,700

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

During the period ended September 30, 2018, the Fund held three common stocks, two corporate bonds, one preferred stock and one rights investments that were categorized as Level 3 investments and which were each valued at $0.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Multi-Manager Small Company Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Common Stocks	Corporate Bonds	Preferred Stocks	Rights	Total
Balance as of 12/31/2017	$—	$—	$—	$20,541	$20,541
Accrued Accretion/(Amortization)	—	—	—	—	—
Realized Gains (Losses)	—	—	—	54,776	54,776
Change in Unrealized Appreciation/Depreciation	—	—	—	(20,541)	(20,541)
Purchases	—	—	—	—	—
Sales	—	—	—	(54,776)	(54,776)
Transfers Into Level 3	—	—	—	—	—
Transfers Out of Level 3	—	—	—	—	—

Balance as of 9/30/2018	$—	$—	$—	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2018	$—	$—	$—	$—	$—

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Nationwide Fund

Common Stocks 97.8%

	Shares	Value
Aerospace & Defense 5.3%
Boeing Co. (The)	23,432	$8,714,361
Curtiss-Wright Corp.	18,310	2,516,160
General Dynamics Corp.(a)	48,180	9,863,410
L3 Technologies, Inc.	27,307	5,806,014
Lockheed Martin Corp.	7,798	2,697,796
Northrop Grumman Corp.	17,536	5,565,400
Raytheon Co.	29,300	6,055,138
Teledyne Technologies, Inc.*	7,007	1,728,487

		42,946,766

Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	38,692	2,845,023

Airlines 0.7%
Delta Air Lines, Inc.	26,538	1,534,693
Southwest Airlines Co.	59,783	3,733,448

		5,268,141

Auto Components 0.0%†
Aptiv plc	1,191	99,925

Banks 3.7%
Bank OZK(a)	65,200	2,474,992
Huntington Bancshares, Inc.(a)	114,215	1,704,088
JPMorgan Chase & Co.	58,018	6,546,751
KeyCorp	54,436	1,082,732
M&T Bank Corp.	12,488	2,054,775
PNC Financial Services Group, Inc. (The)	2,127	289,676
SVB Financial Group*	3,358	1,043,767
TCF Financial Corp.	30,105	716,800
US Bancorp	122,310	6,459,191
Wells Fargo & Co.	143,776	7,556,867

		29,929,639

Beverages 3.4%
Brown-Forman Corp., Class B	2,653	134,109
Coca-Cola Co. (The)	237,699	10,979,317
Constellation Brands, Inc., Class A	5,726	1,234,640
Monster Beverage Corp.*	66,102	3,852,425
PepsiCo, Inc.	97,664	10,918,835

		27,119,326

Biotechnology 0.4%
Biogen, Inc.*	5,516	1,948,858
Vertex Pharmaceuticals, Inc.*	7,353	1,417,217

		3,366,075

Capital Markets 3.4%
Ameriprise Financial, Inc.	17,019	2,513,025
Cboe Global Markets, Inc.	29,736	2,853,466
CME Group, Inc.(a)	52,503	8,936,536
MarketAxess Holdings, Inc.(a)	17,786	3,174,623
MSCI, Inc.	29,525	5,238,030
SEI Investments Co.	27,358	1,671,574
State Street Corp.	3,632	304,289
T. Rowe Price Group, Inc.	22,170	2,420,521

		27,112,064

Chemicals 1.6%
Air Products & Chemicals, Inc.	4,353	727,169
DowDuPont, Inc.	37,894	2,436,963
Ecolab, Inc.	16,629	2,607,095
International Flavors & Fragrances, Inc.	996	138,563
LyondellBasell Industries NV, Class A	1,424	145,974
NewMarket Corp.(a)	1,350	547,438
PPG Industries, Inc.	19,121	2,086,675
Praxair, Inc.	25,327	4,070,809

		12,760,686

Commercial Services & Supplies 1.7%
Copart, Inc.*	15,158	781,092
Republic Services, Inc.	40,695	2,956,899
Rollins, Inc.(a)	46,168	2,801,936
Waste Management, Inc.	78,320	7,076,995

		13,616,922

Communications Equipment 2.4%
Arista Networks, Inc.*(a)	3,817	1,014,787
Cisco Systems, Inc.	242,552	11,800,155
F5 Networks, Inc.*	32,264	6,434,087

		19,249,029

Consumer Finance 0.7%
Discover Financial Services	72,035	5,507,076

Distributors 0.4%
Pool Corp.(a)	18,071	3,015,688

Diversified Consumer Services 0.1%
Service Corp. International(a)	23,122	1,021,992

Diversified Telecommunication Services 0.4%
Verizon Communications, Inc.	59,316	3,166,881

Electric Utilities 6.1%
Alliant Energy Corp.	5,271	224,386
American Electric Power Co., Inc.	94,272	6,681,999
Duke Energy Corp.	43,285	3,463,666
Edison International	81,687	5,528,576
Evergy, Inc.	81,714	4,487,733
Eversource Energy	52,192	3,206,677
NextEra Energy, Inc.	65,963	11,055,399
OGE Energy Corp.	4,229	153,597
PG&E Corp.*	24,225	1,114,592
Pinnacle West Capital Corp.	94,573	7,488,290
Xcel Energy, Inc.	120,122	5,670,960

		49,075,875

Electrical Equipment 0.5%
Eaton Corp. plc	40,024	3,471,282
Emerson Electric Co.	8,211	628,798
Rockwell Automation, Inc.	1,490	279,405

		4,379,485

Electronic Equipment, Instruments & Components 1.0%
Amphenol Corp., Class A	4,613	433,714
Cognex Corp.(a)	1,955	109,128
Dolby Laboratories, Inc., Class A	12,627	883,511
FLIR Systems, Inc.	84,855	5,216,037
National Instruments Corp.	33,319	1,610,308

		8,252,698

Entertainment 0.7%
Electronic Arts, Inc.*	3,138	378,098
Live Nation Entertainment, Inc.*(a)	30,244	1,647,391
Walt Disney Co. (The)(a)	28,194	3,297,006

		5,322,495

Food & Staples Retailing 2.5%
Costco Wholesale Corp.	14,410	3,384,621
Sysco Corp.	101,622	7,443,812
US Foods Holding Corp.*	35,345	1,089,333
Walmart, Inc.	90,774	8,524,586

		20,442,352

Food Products 2.0%
Flowers Foods, Inc.(a)	136,073	2,539,122
Hershey Co. (The)	26,780	2,731,560
Hormel Foods Corp.(a)	83,947	3,307,512
Ingredion, Inc.	9,255	971,405
Lamb Weston Holdings, Inc.	26,839	1,787,477
McCormick & Co., Inc. (Non-Voting)	2,209	291,036
Mondelez International, Inc., Class A	95,057	4,083,649

		15,711,761

Gas Utilities 0.9%
Atmos Energy Corp.(a)	33,816	3,175,661

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value
Gas Utilities (continued)
UGI Corp.(a)	68,903	$3,822,738

		6,998,399

Health Care Equipment & Supplies 5.3%
Abbott Laboratories	86,237	6,326,346
ABIOMED, Inc.*	11,351	5,105,112
Align Technology, Inc.*	16,971	6,639,395
Baxter International, Inc.	150,961	11,637,583
Edwards Lifesciences Corp.*	3,225	561,473
ICU Medical, Inc.*	4,157	1,175,392
IDEXX Laboratories, Inc.*	6,903	1,723,403
Intuitive Surgical, Inc.*	13,983	8,026,242
ResMed, Inc.	5,021	579,122
Varian Medical Systems, Inc.*(a)	11,219	1,255,743

		43,029,811

Health Care Providers & Services 3.0%
Anthem, Inc.	16,402	4,494,968
Chemed Corp.	4,264	1,362,689
Cigna Corp.	7,036	1,465,247
Humana, Inc.	16,569	5,608,938
UnitedHealth Group, Inc.	43,233	11,501,707

		24,433,549

Hotels, Restaurants & Leisure 1.9%
Aramark	17,444	750,441
Darden Restaurants, Inc.	14,275	1,587,237
Domino’s Pizza, Inc.	3,770	1,111,396
McDonald’s Corp.	21,933	3,669,171
Royal Caribbean Cruises Ltd.	3,997	519,370
Starbucks Corp.	76,376	4,341,212
Yum! Brands, Inc.	32,660	2,969,121

		14,947,948

Household Durables 0.2%
Garmin Ltd.	26,273	1,840,424

Household Products 1.7%
Clorox Co. (The)	21,036	3,164,025
Colgate-Palmolive Co.	32,212	2,156,593
Procter & Gamble Co. (The)	103,953	8,652,008

		13,972,626

Industrial Conglomerates 1.4%
3M Co.	25,461	5,364,887
Honeywell International, Inc.	33,390	5,556,096

		10,920,983

Insurance 6.1%
Allstate Corp. (The)	78,364	7,734,527
American Financial Group, Inc.	30,671	3,403,561
Aon plc	9,975	1,533,955
Arch Capital Group Ltd.*(a)	28,401	846,634
Axis Capital Holdings Ltd.	31,533	1,819,769
Chubb Ltd.	55,174	7,373,453
Erie Indemnity Co., Class A	2,424	309,133
Fidelity National Financial, Inc.	118,211	4,651,603
First American Financial Corp.	2,739	141,305
Markel Corp.*	1,291	1,534,341
Marsh & McLennan Cos., Inc.	28,019	2,317,732
Progressive Corp. (The)	151,005	10,727,395
Travelers Cos., Inc. (The)	33,881	4,394,705
WR Berkley Corp.(a)	32,450	2,593,728

		49,381,841

Interactive Media & Services 2.4%
Alphabet, Inc., Class A*	9,218	11,126,863
Facebook, Inc., Class A*	45,266	7,444,446
IAC/InterActiveCorp*	1,605	347,836

		18,919,145

Internet & Direct Marketing Retail 1.7%
Amazon.com, Inc.*	3,980	7,971,940
Booking Holdings, Inc.*(a)	1,732	3,436,288
Netflix, Inc.*	6,731	2,518,269

		13,926,497

IT Services 6.7%
Accenture plc, Class A	52,156	8,876,951
Akamai Technologies, Inc.*	4,032	294,941
Amdocs Ltd.	32,379	2,136,367
Automatic Data Processing, Inc.	13,213	1,990,671
Broadridge Financial Solutions, Inc.	2,776	366,293
Cognizant Technology Solutions Corp., Class A	58,734	4,531,328
Fidelity National Information Services, Inc.	42,930	4,682,375
Fiserv, Inc.*	10,282	847,031
Jack Henry & Associates, Inc.(a)	14,105	2,257,928
Mastercard, Inc., Class A	43,092	9,592,710
Paychex, Inc.(a)	55,526	4,089,490
VeriSign, Inc.*	15,618	2,500,754
Visa, Inc., Class A(a)	79,221	11,890,280

		54,057,119

Life Sciences Tools & Services 3.0%
Agilent Technologies, Inc.	92,180	6,502,377
Illumina, Inc.*	9,817	3,603,428
Mettler-Toledo International, Inc.*(a)	4,422	2,692,909
Thermo Fisher Scientific, Inc.	41,711	10,180,821
Waters Corp.*	6,198	1,206,627

		24,186,162

Machinery 1.2%
Graco, Inc.	8,952	414,836
IDEX Corp.	7,454	1,123,020
Illinois Tool Works, Inc.	20,950	2,956,464
Ingersoll-Rand plc	40,955	4,189,696
Pentair plc	1,786	77,423
Toro Co. (The)(a)	2,994	179,550
Xylem, Inc.	10,865	867,788

		9,808,777

Media 0.1%
Comcast Corp., Class A	11,921	422,123

Multi-Utilities 3.3%
Ameren Corp.	149,682	9,462,896
CMS Energy Corp.(a)	56,974	2,791,726
Consolidated Edison, Inc.	55,377	4,219,174
Dominion Energy, Inc.(a)	2,364	166,142
Public Service Enterprise Group, Inc.	75,478	3,984,483
WEC Energy Group, Inc.(a)	82,875	5,532,735

		26,157,156

Oil, Gas & Consumable Fuels 1.0%
Chevron Corp.	12,784	1,563,228
Exxon Mobil Corp.	45,718	3,886,944
Phillips 66	21,106	2,379,068

		7,829,240

Personal Products 0.8%
Estee Lauder Cos., Inc. (The), Class A	25,660	3,728,911
Nu Skin Enterprises, Inc., Class A	32,396	2,670,078

		6,398,989

Pharmaceuticals 4.2%
Bristol-Myers Squibb Co.	49,677	3,083,948
Eli Lilly & Co.	39,376	4,225,439
Johnson & Johnson	78,707	10,874,946
Merck & Co., Inc.	92,218	6,541,945
Pfizer, Inc.	136,603	6,020,094
Zoetis, Inc.	34,937	3,198,832

		33,945,204

Professional Services 0.8%
CoStar Group, Inc.*	6,348	2,671,492
Robert Half International, Inc.	58,767	4,136,022

		6,807,514

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Nationwide Fund

Common Stocks (continued)

	Shares	Value
Road & Rail 0.6%
CSX Corp.	9,261	$685,777
Kansas City Southern(a)	2,547	288,524
Landstar System, Inc.(a)	21,958	2,678,876
Old Dominion Freight Line, Inc.	7,190	1,159,460

		4,812,637

Semiconductors & Semiconductor Equipment 2.6%
Applied Materials, Inc.	12,567	485,715
Broadcom, Inc.	8,548	2,109,048
Intel Corp.	18,801	889,099
Maxim Integrated Products, Inc.	18,225	1,027,708
NVIDIA Corp.	18,811	5,286,267
Skyworks Solutions, Inc.	22,903	2,077,531
Texas Instruments, Inc.	64,847	6,957,435
Xilinx, Inc.	30,503	2,445,425

		21,278,228

Software 4.6%
Adobe Systems, Inc.*	43,350	11,702,332
ANSYS, Inc.*	2,126	396,882
Cadence Design Systems, Inc.*	12,768	578,646
Fortinet, Inc.*(a)	7,360	679,107
Intuit, Inc.	30,201	6,867,707
Manhattan Associates, Inc.*(a)	7,051	384,985
Microsoft Corp.	104,255	11,923,644
Oracle Corp.	53,034	2,734,433
Red Hat, Inc.*	10,027	1,366,480

		36,634,216

Specialty Retail 2.7%
Best Buy Co., Inc.	11,323	898,593
Home Depot, Inc. (The)	57,145	11,837,587
Lowe’s Cos., Inc.	46,014	5,283,327
TJX Cos., Inc. (The)	13,731	1,538,147
Tractor Supply Co.	10,225	929,248
Williams-Sonoma, Inc.(a)	23,980	1,575,966

		22,062,868

Technology Hardware, Storage & Peripherals 0.9%
Apple, Inc.	32,696	7,380,795

Textiles, Apparel & Luxury Goods 1.0%
Lululemon Athletica, Inc.*	41,366	6,721,561
NIKE, Inc., Class B	12,565	1,064,507

		7,786,068

Tobacco 1.2%
Altria Group, Inc.	98,823	5,960,015
Philip Morris International, Inc.	43,365	3,535,982

		9,495,997

Water Utilities 1.1%
American Water Works Co., Inc.(a)	76,145	6,698,476
Aqua America, Inc.(a)	54,141	1,997,803

		8,696,279

Total Common Stocks (cost $625,825,097)		786,340,494

Repurchase Agreements 4.3%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $2,000,848, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $2,040,000.(b)	$2,000,000	2,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(b)	1,000,000	1,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $2,000,856, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $2,040,748.(b)	2,000,000	2,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $15,929,883, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $16,245,407.(b)	15,926,870	15,926,870
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $5,002,120, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $5,101,237.(b)	5,000,000	5,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $2,000,852, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $2,040,373.(b)	2,000,000	2,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $7,001,354, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $7,140,001.(b)	7,000,000	7,000,000

Total Repurchase Agreements (cost $34,926,870)		34,926,870

Total Investments (cost $660,751,967) — 102.1%		821,267,364
Liabilities in excess of other assets — (2.1)%		(16,776,458)

NET ASSETS — 100.0%		$804,490,906

*	Denotes a non-income producing security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Nationwide Fund

(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $50,718,842, which was collateralized by cash used to purchase repurchase agreements with a total value of $34,926,870 and by $16,647,261 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% - 8.75%, and maturity dates ranging from 10/4/2018 - 2/15/2048, a total value of $51,574,131.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $34,926,870.
†	Amount rounds to less than 0.1%.

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	82	12/2018	USD	11,967,900	63,429

					63,429

At September 30, 2018 the Fund had $541,200 segregated as collateral with the broker for open future contracts.

Currency:

USD         United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Nationwide Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$786,340,494	$—	$—	$786,340,494
Futures Contracts	63,429	—	—	63,429
Repurchase Agreements	—	34,926,870	—	34,926,870

Total	$786,403,923	$34,926,870	$—	$821,330,793

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) for the purpose of reducing active risk in the portfolio. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Nationwide Fund

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$63,429

Total		$63,429

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Real Estate Fund

Common Stocks 98.8%

	Shares	Value
Equity Real Estate Investment Trusts (REITs) 93.7%
Acadia Realty Trust	106,201	$2,976,814
Agree Realty Corp.	70,248	3,731,574
Alexandria Real Estate Equities, Inc.	100,785	12,677,745
American Tower Corp.	72,891	10,591,062
Apartment Investment & Management Co., Class A	118,968	5,250,058
Boston Properties, Inc.	67,163	8,267,094
Camden Property Trust	99,286	9,290,191
Chesapeake Lodging Trust	145,710	4,672,920
Columbia Property Trust, Inc.	166,153	3,927,857
Community Healthcare Trust, Inc.	138,834	4,301,077
CoreSite Realty Corp.	46,447	5,162,119
Corporate Office Properties Trust	207,696	6,195,572
DDR Corp.	98,223	1,315,206
Douglas Emmett, Inc.	180,941	6,825,094
Equinix, Inc.	17,472	7,563,454
Equity LifeStyle Properties, Inc.	68,577	6,614,252
Essex Property Trust, Inc.	36,779	9,073,747
Extra Space Storage, Inc.	59,489	5,154,127
HCP, Inc.	447,234	11,771,199
Invitation Homes, Inc.	205,903	4,717,238
JBG SMITH Properties	103,077	3,796,326
Physicians Realty Trust	151,590	2,555,807
PotlatchDeltic Corp.	14,727	603,071
Prologis, Inc.	233,091	15,801,239
PS Business Parks, Inc.	31,645	4,021,763
Public Storage	64,762	13,057,962
Regency Centers Corp.	134,575	8,702,965
Rexford Industrial Realty, Inc.	231,010	7,383,080
Simon Property Group, Inc.	133,718	23,634,656
STORE Capital Corp.	224,619	6,242,162
Sun Communities, Inc.	70,625	7,171,262
Taubman Centers, Inc.	44,826	2,681,940
UDR, Inc.	217,007	8,773,593
Xenia Hotels & Resorts, Inc.	265,027	6,281,140

		240,785,366

Hotels, Restaurants & Leisure 4.5%
Hilton Worldwide Holdings, Inc.	44,038	3,557,390
Hyatt Hotels Corp., Class A	50,738	4,038,237
Vail Resorts, Inc.	14,388	3,948,355

		11,543,982

Real Estate Management & Development 0.6%
Kennedy-Wilson Holdings, Inc.	74,079	1,592,699

Total Investments (cost $244,577,607) — 98.8%		253,922,047
Other assets in excess of liabilities — 1.2%		2,964,750

NET ASSETS — 100.0%		$256,886,797

REIT        Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Real Estate Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

At September 30, 2018, 100% of the market value of the Fund was determined based on Level 1 inputs.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks 99.0%

	Shares	Value
Aerospace & Defense 2.7%
Arconic, Inc.	60,751	$1,337,129
Boeing Co. (The)	76,042	28,280,020
General Dynamics Corp.	39,638	8,114,691
Harris Corp.	16,724	2,829,868
Huntington Ingalls Industries, Inc.(a)	6,165	1,578,733
L3 Technologies, Inc.	11,185	2,378,155
Lockheed Martin Corp.	35,262	12,199,242
Northrop Grumman Corp.	24,774	7,862,524
Raytheon Co.	40,599	8,390,189
Rockwell Collins, Inc.	23,440	3,292,617
Textron, Inc.	35,629	2,546,405
TransDigm Group, Inc.*(a)	6,863	2,555,095
United Technologies Corp.	107,039	14,965,123

		96,329,791

Air Freight & Logistics 0.7%
CH Robinson Worldwide, Inc.	19,718	1,930,786
Expeditors International of Washington, Inc.	24,931	1,833,176
FedEx Corp.	34,625	8,337,354
United Parcel Service, Inc., Class B	98,685	11,521,474

		23,622,790

Airlines 0.5%
Alaska Air Group, Inc.(a)	17,758	1,222,816
American Airlines Group, Inc.(a)	58,142	2,403,009
Delta Air Lines, Inc.	89,537	5,177,925
Southwest Airlines Co.	73,398	4,583,705
United Continental Holdings, Inc.*	32,536	2,897,656

		16,285,111

Auto Components 0.1%
Aptiv plc	37,789	3,170,497
BorgWarner, Inc.	28,657	1,225,946
Goodyear Tire & Rubber Co. (The)(a)	34,204	800,032

		5,196,475

Automobiles 0.3%
Ford Motor Co.	558,634	5,167,364
General Motors Co.	186,746	6,287,738
Harley-Davidson, Inc.	23,365	1,058,435

		12,513,537

Banks 5.8%
Bank of America Corp.	1,322,047	38,947,505
BB&T Corp.	110,222	5,350,176
Citigroup, Inc.	358,170	25,695,116
Citizens Financial Group, Inc.	68,110	2,627,003
Comerica, Inc.	24,583	2,217,387
Fifth Third Bancorp	94,363	2,634,615
Huntington Bancshares, Inc.(a)	157,941	2,356,480
JPMorgan Chase & Co.	478,331	53,974,870
KeyCorp(a)	149,729	2,978,110
M&T Bank Corp.	20,484	3,370,437
People’s United Financial, Inc.(a)	50,033	856,565
PNC Financial Services Group, Inc. (The)	66,081	8,999,571
Regions Financial Corp.	156,305	2,868,197
SunTrust Banks, Inc.(a)	65,573	4,379,621
SVB Financial Group*	7,574	2,354,226
US Bancorp	217,939	11,509,358
Wells Fargo & Co.	616,902	32,424,369
ZB NA(a)	26,689	1,338,453

		204,882,059

Beverages 1.7%
Brown-Forman Corp., Class B	24,172	1,221,895
Coca-Cola Co. (The)	544,759	25,162,418
Constellation Brands, Inc., Class A	23,979	5,170,352
Molson Coors Brewing Co., Class B(a)	26,815	1,649,123
Monster Beverage Corp.*	56,455	3,290,197
PepsiCo, Inc.	201,290	22,504,222

		58,998,207

Biotechnology 2.6%
AbbVie, Inc.	215,516	20,383,503
Alexion Pharmaceuticals, Inc.*	31,756	4,414,401
Amgen, Inc.	92,122	19,095,969
Biogen, Inc.*	28,670	10,129,398
Celgene Corp.*	100,105	8,958,396
Gilead Sciences, Inc.	184,499	14,245,168
Incyte Corp.*(a)	24,958	1,724,099
Regeneron Pharmaceuticals, Inc.*(a)	11,039	4,460,198
Vertex Pharmaceuticals, Inc.*	36,370	7,009,954

		90,421,086

Building Products 0.3%
Allegion plc(a)	13,655	1,236,733
AO Smith Corp.	20,448	1,091,310
Fortune Brands Home & Security, Inc.	20,270	1,061,337
Johnson Controls International plc	131,224	4,592,840
Masco Corp.	42,887	1,569,664

		9,551,884

Capital Markets 2.7%
Affiliated Managers Group, Inc.	7,605	1,039,756
Ameriprise Financial, Inc.	20,111	2,969,590
Bank of New York Mellon Corp. (The)(a)	130,930	6,676,121
BlackRock, Inc.	17,489	8,243,090
Cboe Global Markets, Inc.(a)	15,914	1,527,107
Charles Schwab Corp. (The)(a)	171,064	8,407,796
CME Group, Inc.(a)	48,398	8,237,824
E*TRADE Financial Corp.*	36,958	1,936,230
Franklin Resources, Inc.(a)	43,844	1,333,296
Goldman Sachs Group, Inc. (The)	49,960	11,203,030
Intercontinental Exchange, Inc.	81,613	6,111,997
Invesco Ltd.(a)	58,926	1,348,227
Jefferies Financial Services, Inc.	41,273	906,355
Moody’s Corp.(a)	23,828	3,984,042
Morgan Stanley	188,726	8,788,970
MSCI, Inc.	12,706	2,254,171
Nasdaq, Inc.(a)	16,596	1,423,937
Northern Trust Corp.	31,691	3,236,602
Raymond James Financial, Inc.(a)	18,408	1,694,456
S&P Global, Inc.	35,866	7,007,858
State Street Corp.	53,999	4,524,036
T. Rowe Price Group, Inc.(a)	34,559	3,773,152

		96,627,643

Chemicals 1.8%
Air Products & Chemicals, Inc.	31,154	5,204,276
Albemarle Corp.(a)	15,435	1,540,104
CF Industries Holdings, Inc.	33,403	1,818,459
DowDuPont, Inc.	328,392	21,118,890

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
Eastman Chemical Co.	19,905	$1,905,307
Ecolab, Inc.(a)	36,184	5,672,928
FMC Corp.(a)	19,313	1,683,707
International Flavors & Fragrances, Inc.(a)	11,200	1,558,144
LyondellBasell Industries NV, Class A	45,436	4,657,644
Mosaic Co. (The)(a)	50,428	1,637,901
PPG Industries, Inc.	34,401	3,754,181
Praxair, Inc.	41,014	6,592,180
Sherwin-Williams Co. (The)(a)	11,709	5,330,054

		62,473,775

Commercial Services & Supplies 0.4%
Cintas Corp.	12,104	2,394,292
Copart, Inc.*	28,900	1,489,217
Republic Services, Inc.	31,025	2,254,276
Rollins, Inc.	13,969	847,779
Stericycle, Inc.*(a)	12,069	708,209
Waste Management, Inc.	56,135	5,072,359

		12,766,132

Communications Equipment 1.1%
Arista Networks, Inc.*(a)	7,405	1,968,693
Cisco Systems, Inc.	650,605	31,651,933
F5 Networks, Inc.*	8,723	1,739,541
Juniper Networks, Inc.	48,650	1,458,041
Motorola Solutions, Inc.	23,109	3,007,405

		39,825,613

Construction & Engineering 0.1%
Fluor Corp.	20,065	1,165,776
Jacobs Engineering Group, Inc.	17,153	1,312,205
Quanta Services, Inc.*	21,708	724,613

		3,202,594

Construction Materials 0.1%
Martin Marietta Materials, Inc.(a)	9,064	1,649,195
Vulcan Materials Co.(a)	18,866	2,097,899

		3,747,094

Consumer Finance 0.7%
American Express Co.	100,489	10,701,074
Capital One Financial Corp.	68,091	6,463,879
Discover Financial Services(a)	48,768	3,728,313
Synchrony Financial	96,674	3,004,628

		23,897,894

Containers & Packaging 0.3%
Avery Dennison Corp.	12,442	1,348,091
Ball Corp.(a)	48,946	2,153,134
International Paper Co.(a)	58,193	2,860,186
Packaging Corp. of America	13,553	1,486,629
Sealed Air Corp.	22,467	902,050
WestRock Co.	36,308	1,940,299

		10,690,389

Distributors 0.1%
Genuine Parts Co.	20,869	2,074,379
LKQ Corp.*(a)	44,593	1,412,260

		3,486,639

Diversified Consumer Services 0.0%†
H&R Block, Inc.(a)	29,858	768,843

Diversified Financial Services 1.7%
Berkshire Hathaway, Inc., Class B*	277,448	59,404,391

Diversified Telecommunication Services 1.9%
AT&T, Inc.	1,033,549	34,706,575
CenturyLink, Inc.(a)	134,796	2,857,675
Verizon Communications, Inc.(a)	588,069	31,397,004

		68,961,254

Electric Utilities 1.7%
Alliant Energy Corp.(a)	33,588	1,429,841
American Electric Power Co., Inc.	70,295	4,982,509
Duke Energy Corp.(a)	101,384	8,112,748
Edison International	46,370	3,138,322
Entergy Corp.	25,740	2,088,286
Evergy, Inc.	38,575	2,118,539
Eversource Energy	44,574	2,738,626
Exelon Corp.	137,783	6,015,606
FirstEnergy Corp.(a)	68,757	2,555,698
NextEra Energy, Inc.	67,077	11,242,105
PG&E Corp.*	73,706	3,391,213
Pinnacle West Capital Corp.(a)	16,060	1,271,631
PPL Corp.	99,565	2,913,272
Southern Co. (The)(a)	144,383	6,295,099
Xcel Energy, Inc.	72,271	3,411,914

		61,705,409

Electrical Equipment 0.5%
AMETEK, Inc.	32,824	2,597,035
Eaton Corp. plc	61,668	5,348,466
Emerson Electric Co.	89,445	6,849,698
Rockwell Automation, Inc.	17,483	3,278,412

		18,073,611

Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	42,651	4,010,047
Corning, Inc.(a)	115,284	4,069,525
FLIR Systems, Inc.	19,910	1,223,868
IPG Photonics Corp.*	5,126	800,015
TE Connectivity Ltd.	49,701	4,370,209

		14,473,664

Energy Equipment & Services 0.7%
Baker Hughes a GE Co.(a)	59,339	2,007,438
Halliburton Co.	125,022	5,067,142
Helmerich & Payne, Inc.(a)	15,540	1,068,686
National Oilwell Varco, Inc.(a)	54,356	2,341,656
Schlumberger Ltd.	196,992	12,000,753
TechnipFMC plc(a)	60,805	1,900,156

		24,385,831

Entertainment 1.5%
Activision Blizzard, Inc.	108,642	9,037,928
Electronic Arts, Inc.*	43,383	5,227,217
Take-Two Interactive Software, Inc.*	16,325	2,252,687
Twenty-First Century Fox, Inc., Class A(a)	150,435	6,969,654
Twenty-First Century Fox, Inc., Class B	69,077	3,165,108
Viacom, Inc., Class B	50,302	1,698,195
Walt Disney Co. (The)(a)	211,669	24,752,573

		53,103,362

Equity Real Estate Investment Trusts (REITs) 2.6%
Alexandria Real Estate Equities, Inc.	15,168	1,907,983

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Tower Corp.	62,741	$9,116,267
Apartment Investment & Management Co., Class A	22,619	998,176
AvalonBay Communities, Inc.	19,630	3,555,974
Boston Properties, Inc.	21,977	2,705,149
Crown Castle International Corp.	59,205	6,591,293
Digital Realty Trust, Inc.	29,394	3,306,237
Duke Realty Corp.	51,417	1,458,700
Equinix, Inc.	11,341	4,909,405
Equity Residential	52,415	3,473,018
Essex Property Trust, Inc.	9,473	2,337,084
Extra Space Storage, Inc.	17,895	1,550,423
Federal Realty Investment Trust	10,395	1,314,656
HCP, Inc.	67,386	1,773,600
Host Hotels & Resorts, Inc.	105,484	2,225,712
Iron Mountain, Inc.	40,228	1,388,671
Kimco Realty Corp.	59,972	1,003,931
Macerich Co. (The)	15,369	849,752
Mid-America Apartment Communities, Inc.	16,162	1,619,109
Prologis, Inc.	89,816	6,088,627
Public Storage	21,385	4,311,858
Realty Income Corp.	41,600	2,366,624
Regency Centers Corp.	24,301	1,571,546
SBA Communications Corp.*	16,440	2,640,757
Simon Property Group, Inc.	44,002	7,777,353
SL Green Realty Corp.	12,321	1,201,667
UDR, Inc.	38,390	1,552,108
Ventas, Inc.	50,729	2,758,643
Vornado Realty Trust	24,633	1,798,209
Welltower, Inc.	53,091	3,414,813
Weyerhaeuser Co.	108,044	3,486,580

		91,053,925

Food & Staples Retailing 1.4%
Costco Wholesale Corp.	62,415	14,660,035
Kroger Co. (The)	113,385	3,300,637
Sysco Corp.	67,928	4,975,726
Walgreens Boots Alliance, Inc.(a)	120,056	8,752,083
Walmart, Inc.	204,245	19,180,648

		50,869,129

Food Products 1.0%
Archer-Daniels-Midland Co.(a)	79,809	4,011,998
Campbell Soup Co.(a)	27,038	990,402
Conagra Brands, Inc.	56,165	1,907,925
General Mills, Inc.(a)	84,681	3,634,509
Hershey Co. (The)(a)	20,047	2,044,794
Hormel Foods Corp.(a)	39,186	1,543,928
JM Smucker Co. (The)(a)	16,134	1,655,510
Kellogg Co.(a)	35,642	2,495,653
Kraft Heinz Co. (The)	88,499	4,877,180
McCormick & Co., Inc. (Non-Voting)	17,261	2,274,137
Mondelez International, Inc., Class A	208,725	8,966,826
Tyson Foods, Inc., Class A	41,900	2,494,307

		36,897,169

Health Care Equipment & Supplies 3.2%
Abbott Laboratories(a)	249,680	18,316,525
ABIOMED, Inc.*	6,353	2,857,262
Align Technology, Inc.*	10,392	4,065,558
Baxter International, Inc.	70,716	5,451,496
Becton Dickinson and Co.	38,136	9,953,496
Boston Scientific Corp.*	196,931	7,581,844
Cooper Cos., Inc. (The)(a)	6,976	1,933,398
Danaher Corp.	87,640	9,522,962
DENTSPLY SIRONA, Inc.	31,645	1,194,282
Edwards Lifesciences Corp.*	29,800	5,188,180
Hologic, Inc.*(a)	38,708	1,586,254
IDEXX Laboratories, Inc.*	12,397	3,095,035
Intuitive Surgical, Inc.*	16,199	9,298,226
Medtronic plc	192,209	18,907,599
ResMed, Inc.	20,231	2,333,444
Stryker Corp.(a)	44,179	7,849,725
Varian Medical Systems, Inc.*(a)	12,962	1,450,837
Zimmer Biomet Holdings, Inc.	29,012	3,814,208

		114,400,331

Health Care Providers & Services 3.4%
Aetna, Inc.	46,554	9,443,479
AmerisourceBergen Corp.	22,786	2,101,325
Anthem, Inc.	36,998	10,139,302
Cardinal Health, Inc.(a)	43,691	2,359,314
Centene Corp.*	29,193	4,226,562
Cigna Corp.	34,720	7,230,440
CVS Health Corp.(a)	144,894	11,406,056
DaVita, Inc.*	18,193	1,303,165
Envision Healthcare Corp.*	17,480	799,360
Express Scripts Holding Co.*	80,171	7,617,047
HCA Healthcare, Inc.	38,415	5,344,295
Henry Schein, Inc.*(a)	21,983	1,869,214
Humana, Inc.	19,656	6,653,949
Laboratory Corp. of America Holdings*	14,296	2,482,929
McKesson Corp.	28,432	3,771,505
Quest Diagnostics, Inc.	19,416	2,095,180
UnitedHealth Group, Inc.	136,982	36,442,691
Universal Health Services, Inc., Class B	12,252	1,566,296
WellCare Health Plans, Inc.*	7,034	2,254,327

		119,106,436

Health Care Technology 0.1%
Cerner Corp.*(a)	46,638	3,003,954

Hotels, Restaurants & Leisure 1.6%
Carnival Corp.	57,394	3,660,015
Chipotle Mexican Grill, Inc.*(a)	3,488	1,585,366
Darden Restaurants, Inc.	17,819	1,981,295
Hilton Worldwide Holdings, Inc.	42,330	3,419,417
Marriott International, Inc., Class A(a)	40,989	5,411,778
McDonald’s Corp.	110,414	18,471,158
MGM Resorts International	71,457	1,994,365
Norwegian Cruise Line Holdings Ltd.*	28,998	1,665,355
Royal Caribbean Cruises Ltd.	24,484	3,181,451
Starbucks Corp.	192,008	10,913,735
Wynn Resorts Ltd.	14,024	1,781,889
Yum! Brands, Inc.	45,167	4,106,132

		58,171,956

Household Durables 0.3%
DR Horton, Inc.	48,732	2,055,516
Garmin Ltd.	17,330	1,213,967
Leggett & Platt, Inc.(a)	18,641	816,289
Lennar Corp., Class A(a)	41,841	1,953,556
Mohawk Industries, Inc.*	9,007	1,579,377
Newell Brands, Inc.(a)	62,347	1,265,644
PulteGroup, Inc.(a)	36,750	910,298
Whirlpool Corp.	9,205	1,093,094

		10,887,741

Household Products 1.4%
Church & Dwight Co., Inc.	34,925	2,073,497
Clorox Co. (The)(a)	18,230	2,741,974
Colgate-Palmolive Co.	123,499	8,268,258
Kimberly-Clark Corp.	49,481	5,623,021

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Household Products (continued)
Procter & Gamble Co. (The)	354,264	$29,485,393

		48,192,143

Independent Power and Renewable Electricity Producers 0.1%
AES Corp.(a)	93,422	1,307,908
NRG Energy, Inc.	42,428	1,586,807

		2,894,715

Industrial Conglomerates 1.5%
3M Co.	83,488	17,591,756
General Electric Co.	1,236,940	13,965,053
Honeywell International, Inc.	105,691	17,586,982
Roper Technologies, Inc.	14,705	4,355,768

		53,499,559

Insurance 2.3%
Aflac, Inc.	109,275	5,143,574
Allstate Corp. (The)	49,277	4,863,640
American International Group, Inc.	126,446	6,731,985
Aon plc	34,535	5,310,792
Arthur J Gallagher & Co.	25,959	1,932,388
Assurant, Inc.(a)	7,478	807,250
Brighthouse Financial, Inc.*	17,180	760,043
Chubb Ltd.	65,932	8,811,152
Cincinnati Financial Corp.(a)	21,674	1,664,780
Everest Re Group Ltd.	5,815	1,328,553
Hartford Financial Services Group, Inc. (The)	51,011	2,548,510
Lincoln National Corp.	30,391	2,056,255
Loews Corp.	39,882	2,003,273
Marsh & McLennan Cos., Inc.	71,870	5,945,086
MetLife, Inc.	141,588	6,614,991
Principal Financial Group, Inc.(a)	37,327	2,186,989
Progressive Corp. (The)	83,119	5,904,774
Prudential Financial, Inc.	59,349	6,013,241
Torchmark Corp.	14,756	1,279,198
Travelers Cos., Inc. (The)	38,097	4,941,562
Unum Group	31,127	1,216,132
Willis Towers Watson plc	18,575	2,617,961

		80,682,129

Interactive Media & Services 4.6%
Alphabet, Inc., Class A*	42,542	51,351,597
Alphabet, Inc., Class C*	43,821	52,299,049
Facebook, Inc., Class A*	343,237	56,448,757
Twitter, Inc.*(a)	102,034	2,903,888

		163,003,291

Internet & Direct Marketing Retail 4.5%
Amazon.com, Inc.*	58,310	116,794,930
Booking Holdings, Inc.*(a)	6,756	13,403,904
eBay, Inc.*	131,934	4,356,461
Expedia Group, Inc.(a)	16,920	2,207,721
Netflix, Inc.*	61,976	23,187,081
TripAdvisor, Inc.*	14,559	743,528

		160,693,625

IT Services 4.8%
Accenture plc, Class A	91,193	15,521,049
Akamai Technologies, Inc.*	24,124	1,764,671
Alliance Data Systems Corp.	6,725	1,588,176
Automatic Data Processing, Inc.	62,349	9,393,500
Broadridge Financial Solutions, Inc.	16,460	2,171,897
Cognizant Technology Solutions Corp., Class A	82,581	6,371,124
DXC Technology Co.	40,016	3,742,296
Fidelity National Information Services, Inc.(a)	46,799	5,104,367
Fiserv, Inc.*	57,614	4,746,241
FleetCor Technologies, Inc.*(a)	12,661	2,884,682
Gartner, Inc.*(a)	13,008	2,061,768
Global Payments, Inc.(a)	22,384	2,851,722
International Business Machines Corp.	129,908	19,643,389
Mastercard, Inc., Class A	129,841	28,903,905
Paychex, Inc.(a)	45,443	3,346,877
PayPal Holdings, Inc.*(a)	168,464	14,797,878
Total System Services, Inc.	24,070	2,376,672
VeriSign, Inc.*	15,388	2,463,926
Visa, Inc., Class A(a)	252,859	37,951,607
Western Union Co. (The)(a)	63,654	1,213,245

		168,898,992

Leisure Products 0.1%
Hasbro, Inc.(a)	16,232	1,706,308
Mattel, Inc.*(a)	48,700	764,590

		2,470,898

Life Sciences Tools & Services 0.9%
Agilent Technologies, Inc.	45,368	3,200,259
Illumina, Inc.*	20,882	7,664,947
IQVIA Holdings, Inc.*	23,066	2,992,583
Mettler-Toledo International, Inc.*(a)	3,616	2,202,071
PerkinElmer, Inc.(a)	15,689	1,526,069
Thermo Fisher Scientific, Inc.	57,327	13,992,374
Waters Corp.*(a)	10,831	2,108,579

		33,686,882

Machinery 1.5%
Caterpillar, Inc.	84,586	12,898,519
Cummins, Inc.	21,313	3,113,190
Deere & Co.	45,782	6,882,408
Dover Corp.(a)	20,994	1,858,599
Flowserve Corp.(a)	18,623	1,018,492
Fortive Corp.(a)	43,778	3,686,107
Illinois Tool Works, Inc.	43,910	6,196,579
Ingersoll-Rand plc	34,913	3,571,600
PACCAR, Inc.	49,426	3,370,359
Parker-Hannifin Corp.(a)	18,687	3,437,100
Pentair plc	22,754	986,386
Snap-on, Inc.(a)	8,115	1,489,914
Stanley Black & Decker, Inc.(a)	21,777	3,189,024
Xylem, Inc.	25,564	2,041,797

		53,740,074

Media 1.2%
CBS Corp. (Non-Voting), Class B	47,583	2,733,643
Charter Communications, Inc., Class A*(a)	25,410	8,280,611
Comcast Corp., Class A	650,770	23,043,766
Discovery, Inc., Class A*	22,585	722,720
Discovery, Inc., Class C*	49,729	1,470,984
DISH Network Corp., Class A*(a)	32,856	1,174,930
Interpublic Group of Cos., Inc. (The)(a)	54,416	1,244,494
News Corp., Class A(a)	56,715	748,071

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Media (continued)
News Corp., Class B(a)	16,457	$223,815
Omnicom Group, Inc.(a)	31,933	2,172,083

		41,815,117

Metals & Mining 0.2%
Freeport-McMoRan, Inc.	205,363	2,858,653
Newmont Mining Corp.(a)	76,503	2,310,391
Nucor Corp.(a)	44,849	2,845,669

		8,014,713

Multiline Retail 0.5%
Dollar General Corp.	37,757	4,126,840
Dollar Tree, Inc.*	33,936	2,767,481
Kohl’s Corp.(a)	23,983	1,787,933
Macy’s, Inc.(a)	43,446	1,508,880
Nordstrom, Inc.(a)	16,179	967,666
Target Corp.	74,912	6,607,987

		17,766,787

Multi-Utilities 0.9%
Ameren Corp.(a)	34,520	2,182,354
CenterPoint Energy, Inc.(a)	61,420	1,698,263
CMS Energy Corp.(a)	40,598	1,989,302
Consolidated Edison, Inc.	44,277	3,373,465
Dominion Energy, Inc.(a)	93,134	6,545,458
DTE Energy Co.(a)	25,748	2,809,879
NiSource, Inc.(a)	52,069	1,297,559
Public Service Enterprise Group, Inc.	71,919	3,796,604
SCANA Corp.	20,456	795,534
Sempra Energy(a)	38,912	4,426,240
WEC Energy Group, Inc.(a)	44,730	2,986,175

		31,900,833

Oil, Gas & Consumable Fuels 5.2%
Anadarko Petroleum Corp.	72,880	4,912,841
Andeavor	19,788	3,037,458
Apache Corp.(a)	54,395	2,593,010
Cabot Oil & Gas Corp.	61,731	1,390,182
Chevron Corp.	272,712	33,347,224
Cimarex Energy Co.(a)	13,767	1,279,505
Concho Resources, Inc.*(a)	28,484	4,350,931
ConocoPhillips	165,393	12,801,418
Devon Energy Corp.	72,131	2,880,912
EOG Resources, Inc.	82,590	10,536,006
EQT Corp.(a)	37,864	1,674,725
Exxon Mobil Corp.	602,568	51,230,331
Hess Corp.	35,619	2,549,608
HollyFrontier Corp.(a)	23,068	1,612,453
Kinder Morgan, Inc.(a)	269,456	4,777,455
Marathon Oil Corp.	121,285	2,823,515
Marathon Petroleum Corp.(a)	64,188	5,133,114
Newfield Exploration Co.*(a)	28,247	814,361
Noble Energy, Inc.(a)	69,090	2,154,917
Occidental Petroleum Corp.	108,837	8,943,136
ONEOK, Inc.(a)	58,124	3,940,226
Phillips 66	60,789	6,852,136
Pioneer Natural Resources Co.(a)	24,324	4,236,998
Valero Energy Corp.(a)	60,829	6,919,299
Williams Cos., Inc. (The)(a)	172,121	4,679,970

		185,471,731

Personal Products 0.2%
Coty, Inc., Class A(a)	64,113	805,259
Estee Lauder Cos., Inc. (The), Class A	31,968	4,645,590

		5,450,849

Pharmaceuticals 4.7%
Allergan plc	45,412	8,650,078
Bristol-Myers Squibb Co.	232,253	14,418,266
Eli Lilly & Co.	136,039	14,598,345
Johnson & Johnson	381,818	52,755,793
Merck & Co., Inc.	378,511	26,851,570
Mylan NV*	73,570	2,692,662
Nektar Therapeutics*(a)	24,736	1,507,907
Perrigo Co. plc(a)	17,894	1,266,895
Pfizer, Inc.	834,312	36,768,130
Zoetis, Inc.	68,575	6,278,727

		165,788,373

Professional Services 0.3%
Equifax, Inc.	17,137	2,237,578
IHS Markit Ltd.*	50,825	2,742,517
Nielsen Holdings plc(a)	51,092	1,413,205
Robert Half International, Inc.	17,427	1,226,512
Verisk Analytics, Inc.*	23,331	2,812,552

		10,432,364

Real Estate Management & Development 0.1%
CBRE Group, Inc., Class A*	45,324	1,998,788

Road & Rail 1.0%
CSX Corp.	116,117	8,598,464
JB Hunt Transport Services, Inc.(a)	12,411	1,476,164
Kansas City Southern(a)	14,540	1,647,091
Norfolk Southern Corp.	39,855	7,193,828
Union Pacific Corp.	105,247	17,137,369

		36,052,916

Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*(a)	121,968	3,767,592
Analog Devices, Inc.	52,897	4,890,857
Applied Materials, Inc.	139,902	5,407,212
Broadcom, Inc.(a)	61,438	15,158,598
Intel Corp.	656,251	31,034,110
KLA-Tencor Corp.	22,247	2,262,742
Lam Research Corp.(a)	22,374	3,394,136
Microchip Technology, Inc.(a)	33,525	2,645,458
Micron Technology, Inc.*	164,750	7,451,642
NVIDIA Corp.	86,532	24,317,223
Qorvo, Inc.*(a)	18,053	1,388,095
QUALCOMM, Inc.(a)	200,165	14,417,885
Skyworks Solutions, Inc.	25,671	2,328,616
Texas Instruments, Inc.	138,366	14,845,288
Xilinx, Inc.	36,167	2,899,508

		136,208,962

Software 5.9%
Adobe Systems, Inc.*	69,690	18,812,815
ANSYS, Inc.*	11,991	2,238,480
Autodesk, Inc.*(a)	31,042	4,845,967
CA, Inc.(a)	44,294	1,955,580
Cadence Design Systems, Inc.*	40,109	1,817,740
Citrix Systems, Inc.*	18,342	2,038,897
Intuit, Inc.	36,815	8,371,731
Microsoft Corp.	1,091,363	124,819,186
Oracle Corp.	402,293	20,742,227
Red Hat, Inc.*	25,358	3,455,788
salesforce.com, Inc.*(a)	107,696	17,126,895
Symantec Corp.(a)	88,708	1,887,706
Synopsys, Inc.*	21,311	2,101,478

		210,214,490

Specialty Retail 2.4%
Advance Auto Parts, Inc.	10,650	1,792,714
AutoZone, Inc.*	3,759	2,915,856
Best Buy Co., Inc.	34,531	2,740,380
CarMax, Inc.*	25,346	1,892,586
Foot Locker, Inc.	16,570	844,739

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Common Stocks (continued)

	Shares	Value
Specialty Retail (continued)
Gap, Inc. (The)(a)	31,261	$901,880
Home Depot, Inc. (The)	162,837	33,731,684
L Brands, Inc.(a)	32,493	984,538
Lowe’s Cos., Inc.	115,424	13,252,984
O’Reilly Automotive, Inc.*	11,466	3,982,371
Ross Stores, Inc.	53,441	5,296,003
Tiffany & Co.	15,626	2,015,285
TJX Cos., Inc. (The)	89,178	9,989,720
Tractor Supply Co.	17,419	1,583,039
Ulta Beauty, Inc.*(a)	8,081	2,279,812

		84,203,591

Technology Hardware, Storage & Peripherals 4.7%
Apple, Inc.	653,038	147,416,798
Hewlett Packard Enterprise Co.(a)	209,000	3,408,790
HP, Inc.	225,213	5,803,739
NetApp, Inc.(a)	36,780	3,159,034
Seagate Technology plc(a)	37,483	1,774,820
Western Digital Corp.	41,788	2,446,270
Xerox Corp.	30,800	830,984

		164,840,435

Textiles, Apparel & Luxury Goods 0.8%
Hanesbrands, Inc.(a)	52,248	962,931
Michael Kors Holdings Ltd.*	21,252	1,457,037
NIKE, Inc., Class B	182,243	15,439,627
PVH Corp.	10,918	1,576,559
Ralph Lauren Corp.(a)	7,942	1,092,422
Tapestry, Inc.	41,312	2,076,754
Under Armour, Inc., Class A*(a)	26,687	566,298
Under Armour, Inc., Class C*(a)	26,457	514,853
VF Corp.	46,242	4,321,315

		28,007,796

Tobacco 1.0%
Altria Group, Inc.	268,303	16,181,354
Philip Morris International, Inc.	221,242	18,040,073

		34,221,427

Trading Companies & Distributors 0.2%
Fastenal Co.(a)	41,054	2,381,953
United Rentals, Inc.*(a)	11,777	1,926,717
WW Grainger, Inc.	6,521	2,330,671

		6,639,341

Water Utilities 0.1%
American Water Works Co., Inc.(a)	25,412	2,235,494

Total Common Stocks (cost $1,638,754,650)		3,498,812,034

Repurchase Agreements 8.4%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $24,010,174, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $24,480,001.(b)	$24,000,000	$24,000,000
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $29,012,180, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $29,580,000.(b)	29,000,000	29,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $83,035,506, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $84,691,042.(b)	83,000,000	83,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $20,573,096, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $20,980,589.(b)	20,569,205	20,569,205
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $20,003,717, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $20,403,792.(b)	20,000,000	20,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $34,014,413, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $34,688,411.(b)	34,000,000	34,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $15,006,388, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $15,302,801.(b)	15,000,000	15,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Nomura Securities International, Inc., 2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $30,005,625, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 3.13%, maturing 10/31/2018 - 8/15/2047; total market value $30,600,005.(b)	$30,000,000	$30,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $42,008,121, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $42,840,005.(b)	42,000,000	42,000,000

Total Repurchase Agreements (cost $297,569,205)		297,569,205

Total Investments (cost $1,936,323,855) — 107.4%		3,796,381,239
Liabilities in excess of other assets — (7.4)%		(262,350,234)

NET ASSETS — 100.0%		$3,534,031,005

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $359,820,184, which was collateralized by cash used to purchase repurchase agreements with a total value of $297,569,205 and by $69,836,014 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 2/15/2048, a total value of $367,405,219.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $297,569,205.
†	Amount rounds to less than 0.1%.

REIT	Real Estate Investment Trust

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
S&P 500 E-Mini Index	261	12/2018	USD	38,092,950	41,544

					41,544

At September 30, 2018, the Fund had $1,685,000 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$3,498,812,034	$—	$—	$3,498,812,034
Futures Contracts	41,544	—	—	41,544
Repurchase Agreements	—	297,569,205	—	297,569,205

Total	$3,498,853,578	$297,569,205	$—	$3,796,422,783

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT S&P 500 Index Fund

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following table provides a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Equity risk	Unrealized appreciation from futures contracts	$41,544

Total		$41,544

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities 25.0%

	Principal Amount	Value
Airlines 1.6%
Air Canada Pass-Through Trust, Series 2015-1, Class B, 3.88%, 3/15/2023(a)	$8,914,608	$8,736,316
American Airlines Pass-Through Trust Series 2013-2, Class B, 5.60%, 7/15/2020(a)	3,157,768	3,213,029
Series 2015-1, Class B, 3.70%, 5/1/2023	2,889,376	2,833,091
Series 2015-2, Class B, 4.40%, 9/22/2023	3,691,934	3,682,335
Series 2016-3, Class B, 3.75%, 10/15/2025	3,345,329	3,229,513
United Airlines Pass-Through Trust, Series 2016-1, Class B, 3.65%, 1/7/2026	9,571,759	9,194,458

		30,888,742

Automobiles 5.6%
Credit Acceptance Auto Loan Trust Series 2016-3A, Class A, 2.15%, 4/15/2024(a)	4,545,000	4,524,714
Series 2017-2A, Class A, 2.55%, 2/17/2026(a)	12,500,000	12,386,771
Drive Auto Receivables Trust, Series 2018-4, Class A1, 2.45%, 9/16/2019	8,500,000	8,498,234
First Investors Auto Owner Trust Series 2015-2A, Class A2, 2.28%, 9/15/2021(a)	1,837,627	1,837,478
Series 2016-2A, Class A2, 1.87%, 11/15/2021(a)	1,980,000	1,968,194
Series 2017-1A, Class A2, 2.20%, 3/15/2022(a)	6,746,000	6,694,929
Series 2017-2A, Class A2, 2.27%, 7/15/2022(a)	4,600,000	4,551,555
Flagship Credit Auto Trust Series 2015-2, Class A, 1.98%, 10/15/2020(a)	278,397	278,285
Series 2015-3, Class A, 2.38%, 10/15/2020(a)	943,410	942,604
Ford Credit Auto Owner Trust, Series 2014-2, Class A, 2.31%, 4/15/2026(a)	14,450,000	14,356,956
Foursight Capital Automobile Receivables Trust, Series 2018-1, Class A2, 2.85%, 8/16/2021(a)	2,980,670	2,977,100
NextGear Floorplan Master Owner Trust Series 2015-2A, Class A, 2.38%, 10/15/2020(a)	2,900,000	2,899,761
Series 2016-1A, Class A2, 2.74%, 4/15/2021(a)	11,037,000	11,026,912
Series 2017-1A, Class A2, 2.54%, 4/18/2022(a)	4,666,667	4,618,130
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A, 3.43%, 12/16/2024(a)	14,000,000	13,979,876
Prestige Auto Receivables Trust, Series 2016-1A, Class A3, 1.99%, 6/15/2020(a)	1,033,732	1,033,079
Santander Drive Auto Receivables Trust, Series 2018-4, Class A1, 2.41%, 8/15/2019	3,209,971	3,209,226
United Auto Credit Securitization Trust, Series 2018-2, Class A, 2.89%, 3/10/2021(a)	6,111,738	6,109,932
Westlake Automobile Receivables Trust, Series 2018-3A, Class A1, 2.53%, 9/16/2019(a)	4,785,240	4,785,240

		106,678,976

Credit Card 1.4%
American Express Credit Account Master Trust Series 2017-1, Class A, 1.93%, 9/15/2022	2,000,000	1,972,273
Series 2017-3, Class A, 1.77%, 11/15/2022	14,000,000	13,741,413
Citibank Credit Card Issuance Trust, Series 2017-A3, Class A3, 1.92%, 4/7/2022	11,000,000	10,826,180

		26,539,866

Home Equity 1.9%
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates, Series 2004-4, Class A2B, 3.32%, 10/25/2034(b)	301,136	301,464
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2003-10, Class AV1, 2.98%, 12/25/2033(b)	5,150,481	5,122,027
EquiFirst Mortgage Loan Trust, Series 2004-3, Class M2, 3.12%, 12/25/2034(b)	536,618	537,623
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class A2C, 2.98%, 1/25/2035(b)	7,901,420	7,957,715
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 4/25/2057(a)(b)	4,091,170	4,108,561
New Residential Mortgage Trust, Series 2018-1A, Class A1A, 4.00%, 12/25/2057(a)(b)	2,764,110	2,776,207
RASC Trust, Series 2005-KS12, Class M2, 2.68%, 1/25/2036(b)	14,555,000	14,438,527

		35,242,124

Other 14.4%
A Voce CLO Ltd., Series 2014-1A, Class A1R, 3.50%, 7/15/2026(a)(b)	9,000,000	8,995,410
ALM VII Ltd., Series 2012-7A, Class A1R, 3.82%, 10/15/2028(a)(b)	19,775,000	19,908,877
Alterna Funding II LLC, Series 2015-1X, Class A, Reg. S, 2.50%, 2/15/2024(c)	1,642,416	1,639,336
American Homes 4 Rent Trust Series 2014-SFR3, Class A, 3.68%, 12/17/2036(a)	932,905	928,288
Series 2015-SFR1, Class A, 3.47%, 4/17/2052(a)	4,687,747	4,604,845
AMMC CLO 22 Ltd. Series 2018-22A, Class A, 3.37%, 4/25/2031(a)(b)	5,000,000	4,966,315
Series 2018-22A, Class B, 3.79%, 4/25/2031(a)(b)	5,000,000	4,931,565
AMMC CLO XIII Ltd., Series 2013-13A, Class A2LR, 4.04%, 7/24/2029(a)(b)	9,000,000	8,998,047
AMMC CLO XIV Ltd., Series 2014-14A, Class A2LR, 4.04%, 7/25/2029(a)(b)	8,947,368	8,945,444

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

Asset-Backed Securities (continued)

	Principal Amount	Value
Other (continued)
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL1, Class A, 4.00%, 10/28/2064(a)(b)	$5,235,760	$5,246,273
Bayview Opportunity Master Fund IVb Trust Series 2017-SPL2, Class A, 4.00%, 6/28/2054(a)(b)	6,333,630	6,346,327
Series 2017-SPL4, Class A, 3.50%, 1/28/2055(a)(b)	3,343,648	3,320,734
Bear Stearns Asset-Backed Securities Trust, Series 2005-SD3, Class 1A, 2.71%, 7/25/2035(b)	2,062,280	2,057,860
Cazenovia Creek Funding I LLC, Series 2015-1A, Class A, 2.00%, 12/10/2023(a)	569,384	567,960
CCG Receivables Trust Series 2018-2, Class A1, 2.47%, 8/14/2019(a)	4,720,863	4,721,045
Series 2017-1, Class A2, 1.84%, 11/14/2023(a)	4,303,829	4,269,414
Series 2018-2, Class A2, 3.09%, 12/15/2025(a)	7,500,000	7,483,037
Cedar Funding II CLO Ltd. Series 2013-1A, Class A1R, 3.56%, 6/9/2030(a)(b)	10,000,000	10,001,020
Series 2013-1A, Class BR, 4.08%, 6/9/2030(a)(b)	7,000,000	7,000,049
Cedar Funding VII Clo Ltd., Series 2018-7A, Class A1, 3.35%, 1/20/2031(a)(b)	3,000,000	2,994,609
Cedar Funding VIII Clo Ltd., Series 2017-8A, Class A2, 3.69%, 10/17/2030(a)(b)	8,500,000	8,530,719
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class M1, 2.48%, 1/25/2037(b)	8,672,000	8,557,638
CNH Equipment Trust, Series 2017-A, Class A2, 1.64%, 7/15/2020	3,841,864	3,834,819
Dryden 49 Senior Loan Fund, Series 2017-49A, Class B, 4.03%, 7/18/2030(a)(b)	4,500,000	4,504,279
Golden Bear LLC, Series 2016-1A, Class A, 3.75%, 9/20/2047(a)	1,550,629	1,508,653
Goodgreen Trust, Series 2017-1A, Class A, 3.74%, 10/15/2052(a)	628,859	623,318
HERO Funding Trust, Series 2015-2A, Class A, 3.99%, 9/20/2040(a)	1,000,673	999,938
Invitation Homes Trust, Series 2018-SFR3, Class A, 3.16%, 7/17/2037(a)(b)	4,995,358	5,025,524
Long Beach Mortgage Loan Trust, Series 2005-WL2, Class M2, 2.95%, 8/25/2035(b)	8,462,560	8,486,377
Madison Park Funding XII Ltd., Series 2014-12A, Class AR, 3.61%, 7/20/2026(a)(b)	3,000,000	2,998,857
New Residential Advance Receivables Trust Advance Receivables Backed Notes, Series 2017-T1, Class AT1, 3.21%, 2/15/2051(a)	3,000,000	2,968,774
NRZ Advance Receivables Trust, Series 2016-T4, Class AT4, 3.11%, 12/15/2050(a)	25,000,000	24,764,993
NRZ Advance Receivables Trust 2015-ON1, Series 2016-T5, Class AT5, 3.33%, 12/15/2051(a)	8,000,000	7,899,472
Oak Hill Advisors Residential Loan Trust Series 2017-NPL1, Class A1, 3.00%, 6/25/2057(a)(d)	6,062,842	5,971,285
Series 2017-NPL2, Class A1, 3.00%, 7/25/2057(a)(d)	5,330,402	5,243,245
Ocwen Master Advance Receivables Trust Series 2018-T1, Class AT1, 3.30%, 8/15/2049(a)	3,200,000	3,197,792
Series 2016-T2, Class AT2, 2.72%, 8/16/2049(a)(c)	14,750,000	14,676,250
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-WCH1, Class M4, 3.46%, 1/25/2036(b)	1,470,000	1,476,344
Renew Series 2018-1, Class A, 3.95%, 9/20/2053(a)	5,006,760	4,980,271
Series 2017-2A, Class A, 3.22%, 9/22/2053(a)	4,351,748	4,176,877
Soundview Home Loan Trust Series 2005-CTX1, Class M3, 2.69%, 11/25/2035(b)	6,750,000	6,732,387
Series 2006-WF2, Class M1, 2.44%, 12/25/2036(b)	5,000,000	4,959,020
SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2016-T2, Class AT2, 2.75%, 11/15/2049(a)	8,400,000	8,348,073
Structured Asset Investment Loan Trust, Series 2005-HE2, Class M1, 2.94%, 7/25/2035(b)	2,618,472	2,623,867
Tax Ease Funding LLC, Series 2016-1A, Class A, 3.13%, 6/15/2028(a)	5,347,724	5,333,000
TLF National Tax Lien Trust, Series 2017-1A, Class A, 3.09%, 12/15/2029(a)	1,606,836	1,602,601
VOLT LXIII LLC, Series 2017-NP10, Class A1, 3.00%, 10/25/2047(a)(d)	4,264,206	4,216,452

		272,167,280

Road & Rail 0.1%
Federal Express Corp. Pass-Through Trust Series 1998 6.85%, 1/15/2019	952,754	963,473
Series 1998 6.72%, 1/15/2022	399,303	417,271
Union Pacific Railroad Co. Pass-Through Trust, Series 2000 8.00%, 1/10/2021	1,209,679	1,258,500

		2,639,244

Total Asset-Backed Securities (cost $475,751,259)		474,156,232

Collateralized Mortgage Obligations 3.8%

	Principal Amount	Value
Chase Mortgage Trust, Series 2016-1, Class M2, 3.75%, 4/25/2045(a)(b)	1,989,581	1,950,011
Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class A1, 3.00%, 9/25/2064(a)(b)	3,930,886	3,846,023
CSMC Trust, Series 2012-CIM1, Class A1, 3.38%, 2/25/2042(a)(b)	63,510	63,449

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

Collateralized Mortgage Obligations (continued)

	Principal Amount	Value
FHLMC REMICS Series 3640, Class EL, 4.00%, 3/15/2020	$120,862	$121,507
Series 3616, Class PA, 4.50%, 11/15/2039	114,598	116,321
GSAA Trust, Series 2004-NC1, Class AF6, 5.26%, 11/25/2033(d)	17,550	17,990
HomeBanc Mortgage Trust, Series 2005-4, Class A2, 2.55%, 10/25/2035(b)	5,552,591	5,553,338
MFA Trust, Series 2017-RPL1, Class A1, 2.59%, 2/25/2057(a)(b)	7,524,752	7,358,121
New Residential Mortgage Loan Trust Series 2016-2A, Class A1, 3.75%, 11/26/2035(a)(b)	12,298,149	12,277,767
Series 2014-3A, Class AFX3, 3.75%, 11/25/2054(a)(b)	5,320,661	5,311,624
Series 2016-3A, Class A1, 3.75%, 9/25/2056(a)(b)	2,583,616	2,572,692
Series 2016-4A, Class A1, 3.75%, 11/25/2056(a)(b)	2,481,389	2,469,424
Series 2017-1A, Class A1, 4.00%, 2/25/2057(a)(b)	6,766,435	6,785,492
Series 2017-2A, Class A3, 4.00%, 3/25/2057(a)(b)	9,204,121	9,255,181
Series 2018-2A, Class A1, 4.50%, 2/25/2058(a)(b)	2,773,697	2,826,100
RALI Trust, Series 2003-QS20, Class CB, 5.00%, 11/25/2018	65,718	65,575
RCO Trust, Series 2017-INV1, Class A, 3.20%, 11/25/2052(a)(b)	5,198,678	5,246,833
Sequoia Mortgage Trust Series 2017-CH1, Class A2, 3.50%, 8/25/2047(a)(b)	1,921,641	1,893,576
Series 2018-CH4, Class A10, 4.50%, 10/25/2048(a)(b)	3,675,000	3,726,705

Total Collateralized Mortgage Obligations (cost $72,959,561)		71,457,729

Commercial Mortgage-Backed Securities 2.4%

	Principal Amount	Value
AOA Mortgage Trust, Series 2015-1177, Class A, 2.96%, 12/13/2029(a)	4,000,000	3,933,428
Aventura Mall Trust, Series 2013-AVM, Class A, 3.87%, 12/5/2032(a)(b)	5,000,000	5,065,909
COMM Mortgage Trust Series 2014-TWC, Class B, 3.75%, 2/13/2032(a)(b)	13,000,000	13,024,364
Series 2014-TWC, Class C, 4.00%, 2/13/2032(a)(b)	6,000,000	6,022,506
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C8, Class XA, IO, 1.13%, 12/15/2048(b)	22,253,048	767,839
OBP Depositor LLC Trust, Series 2010-OBP, Class A, 4.65%, 7/15/2045(a)	16,000,000	16,310,562

Total Commercial Mortgage-Backed Securities (cost $46,150,333)		45,124,608

Corporate Bonds 34.4%

	Principal Amount	Value
Aerospace & Defense 0.5%
United Technologies Corp., 3.65%, 8/16/2023	$10,000,000	$9,955,596

Air Freight & Logistics 0.2%
FedEx Corp., 8.00%, 1/15/2019	2,974,000	3,017,375

Automobiles 1.6%
Daimler Finance North America LLC, (ICE LIBOR USD 3 Month + 0.62%), 2.96%, 10/30/2019(a)(e)	10,000,000	10,042,889
Hyundai Capital America, 2.60%, 3/19/2020(a)(f)	10,000,000	9,854,768
Nissan Motor Acceptance Corp., (ICE LIBOR USD 3 Month + 0.52%), 2.85%, 9/13/2019(a)(e)	10,000,000	10,024,455

		29,922,112

Banks 10.1%
Bank of America Corp., Series L, 2.60%, 1/15/2019	1,443,000	1,442,770
(ICE LIBOR USD 3 Month + 0.63%), 2.33%, 10/1/2021(e)	2,500,000	2,445,883
(ICE LIBOR USD 3 Month + 1.16%), 3.51%, 1/20/2023(e)(f)	5,000,000	5,084,566
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023(e)	8,623,000	8,368,062
Capital One NA, (ICE LIBOR USD 3 Month + 0.77%), 3.10%, 9/13/2019(e)	15,000,000	15,068,108
Citibank NA, 2.10%, 6/12/2020	15,000,000	14,731,759
Citigroup, Inc., 2.50%, 7/29/2019	10,000,000	9,977,997
Citizens Financial Group, Inc., 3.75%, 7/1/2024	10,000,000	9,589,693
Fifth Third Bancorp, 2.30%, 3/1/2019(f)	7,000,000	6,989,901
ING Groep NV, 3.15%, 3/29/2022	5,000,000	4,877,102
JPMorgan Chase & Co., 2.30%, 8/15/2021	10,000,000	9,722,904
Nordea Bank AB, (ICE LIBOR USD 3 Month + 0.62%), 3.01%, 9/30/2019(a)(e)	17,000,000	17,081,758
Skandinaviska Enskilda Banken AB, (ICE LIBOR USD 3 Month + 0.57%), 2.90%, 9/13/2019(a)(e)	15,000,000	15,062,132
Svenska Handelsbanken AB, (ICE LIBOR USD 3 Month + 0.49%), 2.81%, 9/6/2019(e)	15,000,000	15,048,320
Toronto-Dominion Bank (The), (ICE LIBOR USD 3 Month + 0.42%), 2.75%, 1/18/2019(e)	20,000,000	20,023,719
UBS Group Funding Switzerland AG, 2.65%, 2/1/2022(a)	9,000,000	8,699,834
Wells Fargo & Co., (ICE LIBOR USD 3 Month + 0.46%), 2.81%, 4/22/2019(e)	20,000,000	20,043,316
4.13%, 8/15/2023(f)	7,000,000	7,085,474

		191,343,298

Beverages 1.3%
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021(f)	10,000,000	9,854,800

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Beverages (continued)
PepsiCo, Inc., (ICE LIBOR USD 3 Month + 0.27%), 2.61%, 10/4/2019(e)	$15,000,000	$15,036,869

		24,891,669

Biotechnology 0.7%
AbbVie, Inc., 2.50%, 5/14/2020	8,000,000	7,910,343
Celgene Corp., 2.88%, 8/15/2020	5,000,000	4,967,171

		12,877,514

Capital Markets 1.5%
FMR LLC, 7.49%, 6/15/2019(a)	2,000,000	2,061,209
Goldman Sachs Group, Inc. (The), (ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023(e)(f)	7,000,000	6,770,480
Morgan Stanley, 2.20%, 12/7/2018	4,000,000	3,997,760
MSCI, Inc., 5.25%, 11/15/2024(a)	10,000,000	10,240,000
UBS AG, 2.20%, 6/8/2020(a)	5,000,000	4,909,740

		27,979,189

Chemicals 0.7%
CF Industries, Inc., 7.13%, 5/1/2020	2,580,000	2,721,900
Solvay Finance America LLC, 3.40%, 12/3/2020(a)	10,000,000	9,989,716

		12,711,616

Communications Equipment 0.5%
Cisco Systems, Inc., (ICE LIBOR USD 3 Month + 0.34%), 2.68%, 9/20/2019(e)	9,000,000	9,026,278

Consumer Finance 1.6%
Ford Motor Credit Co. LLC, (ICE LIBOR USD 3 Month + 1.00%), 3.34%, 1/9/2020(e)	15,000,000	15,058,260
Toyota Motor Credit Corp., (ICE LIBOR USD 3 Month + 0.44%), 2.77%, 10/18/2019(e)	15,000,000	15,068,318

		30,126,578

Diversified Financial Services 0.5%
National Rural Utilities Cooperative Finance Corp., 2.00%, 1/27/2020	10,000,000	9,870,305

Diversified Telecommunication Services 1.3%
AT&T, Inc., 4.10%, 2/15/2028(a)(f)	5,102,000	4,953,161
CCO Holdings LLC, 5.13%, 2/15/2023	10,000,000	10,037,500
Verizon Communications, Inc., (ICE LIBOR USD 3 Month + 0.77%), 3.10%, 6/17/2019(e)(f)	10,000,000	10,045,097

		25,035,758

Electric Utilities 0.5%
Evergy, Inc., 5.29%, 6/15/2022(d)	10,135,000	10,530,084

Equity Real Estate Investment Trusts (REITs) 0.4%
WEA Finance LLC, 2.70%, 9/17/2019(a)	7,000,000	6,982,300

Food Products 0.8%
Mondelez International Holdings Netherlands BV, (ICE LIBOR USD 3 Month + 0.61%), 2.95%, 10/28/2019(a)(e)	15,000,000	15,056,182

Health Care Equipment & Supplies 0.3%
Becton Dickinson and Co., 2.68%, 12/15/2019	6,098,000	6,063,770

Health Care Providers & Services 1.5%
Allergan Sales LLC, 4.88%, 2/15/2021(a)	930,000	957,511
CVS Health Corp., 3.70%, 3/9/2023(f)	12,000,000	11,937,197
Dignity Health, 2.64%, 11/1/2019	6,000,000	5,962,617
Laboratory Corp. of America Holdings, 2.63%, 2/1/2020	10,000,000	9,937,124

		28,794,449

Hotels, Restaurants & Leisure 0.0%†
1011778 BC ULC, 5.00%, 10/15/2025(a)	1,000,000	957,510

Household Durables 0.8%
Newell Brands, Inc., 2.60%, 3/29/2019(f)	10,000,000	9,985,432
3.15%, 4/1/2021	5,000,000	4,919,828

		14,905,260

Industrial Conglomerates 0.8%
Honeywell International, Inc., (ICE LIBOR USD 3 Month + 0.28%), 2.62%, 10/30/2019(e)	10,000,000	10,025,805
Ingersoll-Rand Luxembourg Finance SA, 2.63%, 5/1/2020	5,000,000	4,951,915

		14,977,720

Insurance 1.8%
Metropolitan Life Global Funding I, 2.30%, 4/10/2019(a)	7,000,000	6,986,206
New York Life Global Funding, (ICE LIBOR USD 3 Month + 0.39%), 2.73%, 10/24/2019(a)(e)	15,000,000	15,049,936
Nuveen Finance LLC, 2.95%, 11/1/2019(a)	11,500,000	11,484,223

		33,520,365

Media 0.3%
Charter Communications Operating LLC, 3.58%, 7/23/2020	5,000,000	5,002,824

Oil, Gas & Consumable Fuels 4.4%
Anadarko Petroleum Corp., 4.85%, 3/15/2021	18,250,000	18,755,478

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

Corporate Bonds (continued)

	Principal Amount	Value
Oil, Gas & Consumable Fuels (continued)
BP Capital Markets plc, 3.81%, 2/10/2024	$5,000,000	$5,058,956
Canadian Natural Resources Ltd., 2.95%, 1/15/2023	8,000,000	7,716,743
Continental Resources, Inc., 3.80%, 6/1/2024	3,000,000	2,941,986
Energy Transfer Equity LP, 4.25%, 3/15/2023	9,000,000	8,943,750
Energy Transfer Partners LP, 5.20%, 2/1/2022	3,500,000	3,634,214
Kinder Morgan Energy Partners LP, 5.00%, 10/1/2021	6,000,000	6,233,869
Marathon Oil Corp., 3.85%, 6/1/2025	5,000,000	4,887,763
MPLX LP, 4.50%, 7/15/2023	5,000,000	5,126,330
NGPL PipeCo LLC, 4.38%, 8/15/2022(a)	750,000	755,625
Noble Energy, Inc., 3.90%, 11/15/2024(f)	7,250,000	7,119,859
Sabine Pass Liquefaction LLC, 5.75%, 5/15/2024	6,000,000	6,440,819
Williams Cos., Inc. (The), 3.90%, 1/15/2025	6,500,000	6,359,139

		83,974,531

Pharmaceuticals 0.8%
Allergan Funding SCS, 3.45%, 3/15/2022	10,000,000	9,932,977
Teva Pharmaceutical Finance Netherlands III BV, 2.20%, 7/21/2021	6,000,000	5,638,200

		15,571,177

Semiconductors & Semiconductor Equipment 0.4%
QUALCOMM, Inc., 2.60%, 1/30/2023(f)	8,000,000	7,690,378

Thrifts & Mortgage Finance 0.6%
BPCE SA, 4.00%, 9/12/2023(a)	3,000,000	2,959,707
5.70%, 10/22/2023(a)	8,000,000	8,337,776

		11,297,483

Trading Companies & Distributors 0.5%
GATX Corp., 2.60%, 3/30/2020(f)	9,000,000	8,886,126

Total Corporate Bonds (cost $656,746,758)		650,967,447

Loan Participations 0.7%

	Principal Amount	Value
IT Services 0.2%
First Data Corp., 1st Lien New Term Loan, (ICE LIBOR USD 1 Month + 2.00%), 4.21%, 7/8/2022(e)	$4,616,248	$4,623,081

Software 0.5%
TIBCO Software, Inc., Tranche B Term Loan, (ICE LIBOR USD 1 Month + 3.50%), 5.75%, 12/4/2020(e)	9,652,625	9,686,795

Total Loan Participation (cost $14,065,525)		14,309,876

Mortgage-Backed Securities 0.1%

	Principal Amount	Value
FHLMC Non Gold Pool
Pool# 1Q0648 3.45%, 6/1/2037(b)	629,102	654,980
Pool# 1B3601 3.81%, 10/1/2037(b)	137,905	144,910
FNMA Pool
Pool# 747271 4.64%, 7/1/2034(b)	456,516	478,237
Pool# 886345 4.35%, 8/1/2036(b)	68,358	69,438
Pool# 949691 4.48%, 9/1/2037(b)	239,473	239,380

Total Mortgage-Backed Securities (cost $1,572,541)		1,586,945

Municipal Bond 0.4%

	Principal Amount	Value
New Jersey 0.4%
New Jersey Transportation Trust Fund Authority, RB, Series B, 1.76%, 12/15/2018	8,000,000	7,982,880

Total Municipal Bond (cost $8,000,000)		7,982,880

U.S. Treasury Obligations 32.4%

	Principal Amount	Value
U.S. Treasury Bonds, 7.13%, 2/15/2023	5,000,000	5,853,515
U.S. Treasury Inflation Linked Notes 0.13%, 4/15/2019(g)	15,000,000	16,029,483
0.13%, 4/15/2022(g)	15,000,000	15,101,028
0.13%, 7/15/2022(g)	73,000,000	78,058,066
U.S. Treasury Notes 1.13%, 1/31/2019(f)	19,000,000	18,925,028
3.13%, 5/15/2019(f)	36,000,000	36,137,807
1.38%, 7/31/2019	8,000,000	7,920,938
3.63%, 8/15/2019	48,000,000	48,401,250
1.50%, 10/31/2019	12,000,000	11,848,594
1.75%, 11/30/2019	15,000,000	14,836,523
1.13%, 3/31/2020	3,000,000	2,928,164
3.50%, 5/15/2020	16,500,000	16,682,402
2.50%, 5/31/2020	9,000,000	8,957,109
1.50%, 8/15/2020	20,000,000	19,525,000
2.63%, 8/15/2020	10,000,000	9,964,453
1.63%, 10/15/2020	1,000,000	976,133
1.75%, 11/15/2020	8,000,000	7,820,938
2.38%, 12/31/2020	17,000,000	16,825,352
2.38%, 4/15/2021	26,000,000	25,687,187

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

U.S. Treasury Obligations (continued)

	Principal Amount	Value
U.S. Treasury Notes (continued)
1.38%, 4/30/2021(f)	$10,000,000	$9,631,250
2.63%, 5/15/2021	12,000,000	11,924,531
2.13%, 8/15/2021	8,000,000	7,833,750
1.75%, 11/30/2021	70,000,000	67,577,343
2.00%, 11/30/2022(f)	10,000,000	9,634,766
2.13%, 12/31/2022	5,135,000	4,968,313
2.00%, 5/31/2024	51,000,000	48,412,148
2.38%, 8/15/2024	50,000,000	48,349,610
2.25%, 10/31/2024	10,000,000	9,589,062
2.25%, 11/15/2024	15,000,000	14,374,805
2.00%, 8/15/2025	15,000,000	14,056,641
2.25%, 11/15/2025	4,000,000	3,802,031

Total U.S. Treasury Obligations (cost $626,553,699)		612,633,220

Repurchase Agreements 1.8%

	Principal Amount	Value
BNP Paribas Securities Corp.2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $1,000,424, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $1,020,000.(h)	1,000,000	1,000,000
Deutsche Bank Securities, Inc.2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $4,001,680, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $4,080,000.(h)	4,000,000	4,000,000
HSBC Securities, Inc.2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $5,002,139, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $5,101,870.(h)	5,000,000	5,000,000
ML Pierce Fenner & Smith, Inc.2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $10,593,947, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $10,803,781.(h)	10,591,943	10,591,943
NatWest Markets Securities, Inc.2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $3,001,272, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $3,060,742.(h)	3,000,000	3,000,000
NatWest Markets Securities, Inc.2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $2,000,852, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $2,040,373.(h)	2,000,000	2,000,000
Nomura Securities International, Inc.2.25%, dated 9/28/2018, due 10/1/2018, repurchase price $2,700,507, collateralized by U.S. Government Treasury Securities, ranging from 1.75% - 4.75%, maturing 5/15/2023 - 2/15/2043; total market value $2,754,001.(h)	2,700,000	2,700,000
Pershing LLC2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $5,000,967, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $5,100,001.(h)	5,000,000	5,000,000

Total Repurchase Agreements (cost $33,291,943)		33,291,943

Total Investments (cost $1,935,091,619) — 101.0%		1,911,510,880
Liabilities in excess of other assets — (1.0)%		(19,034,258)

NET ASSETS — 100.0%		$1,892,476,622

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

(a)

Rule 144A, Section 4(2), or other security which is restricted as to sale to institutional investors. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees. The liquidity determination is unaudited. The aggregate value of these securities at September 30, 2018 was $627,991,666 which represents 33.18% of net assets.

(b)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2018.

(c)	Fair valued security.
(d)	Step Bond. Coupon rate is set for an initial period and then increases to a higher coupon rate at a specific date. The rate shown is the rate at September 30, 2018.
(e)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2018.
(f)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $80,884,788, which was collateralized by cash used to purchase repurchase agreements with a total value of $33,291,943 and by $49,774,020 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 9/30/2018 – 11/15/2046, a total value of $83,065,963.

(g)	Principal amounts are not adjusted for inflation.
(h)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $33,291,943.
†	Amount rounds to less than 0.1%.

CLO	Collateralized Loan Obligations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
ICE	Intercontinental Exchange
IO	Interest only
LIBOR	London Interbank Offered Rate
RB	Revenue Bond
Reg. S	Regulation S — Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.
REIT	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduits

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

Futures contracts outstanding as of September 30, 2018 :

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
3 Month Eurodollar	1,500	12/2018	USD	365,025,000	(147,163)
U.S. Treasury 2 Year Note	1,605	12/2018	USD	338,228,672	(856,750)

					(1,003,913)

Short Contracts
U.S. Treasury 10 Year Note	(70)	12/2018	USD	(8,314,688)	88,880
U.S. Treasury 5 Year Note	(494)	12/2018	USD	(55,563,422)	392,786
3 Month Eurodollar	(1,500)	12/2019	USD	(363,224,999)	638,613

					1,120,279

					116,366

At September 30, 2018, the Fund had $996,364 segregated as collateral with the broker for open futures contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (h) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (h) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Asset-Backed Securities	$—	$474,156,232	$—	$474,156,232
Collateralized Mortgage Obligations	—	71,457,729	—	71,457,729
Commercial Mortgage-Backed Securities	—	45,124,608	—	45,124,608
Corporate Bonds	—	650,967,447	—	650,967,447
Futures Contracts	1,120,279	—	—	1,120,279
Loan Participations	—	14,309,876	—	14,309,876
Mortgage-Backed Securities	—	1,586,945	—	1,586,945
Municipal Bond	—	7,982,880	—	7,982,880
Repurchase Agreements	—	33,291,943	—	33,291,943
U.S. Treasury Obligations	—	612,633,220	—	612,633,220

Total Assets	$1,120,279	$1,911,510,880	$—	$1,912,631,159

Liabilities:
Futures Contracts	$(1,003,913)	$—	$—	$(1,003,913)

Total Liabilities	$(1,003,913)	$—	$—	$(1,003,913)

Total	$116,366	$1,911,510,880	$—	$1,911,627,246

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Short Term Bond Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Asset-Backed Securities	Total
Balance as of 12/31/2017	$4,578,269	$4,578,269
Accrued Accretion/(Amortization)	—	—
Realized Gains (Losses)	—	—
Change in Unrealized Appreciation/Depreciation	—	—
Purchases	—	—
Sales	—	—
Transfers Into Level 3	—	—
Transfers Out of Level 3	(4,578,269)	(4,578,269)

Balance as of 9/30/2018	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of March 31, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to interest rate risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to hedge against changes in interest rates. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Assets:		Fair Value
Futures Contracts
Interest rate risk	Unrealized appreciation from futures contracts	$1,120,279

Total		$1,120,279

Liabilities:
Futures Contracts
Interest rate risk	Unrealized depreciation from futures contracts	$(1,003,913)

Total		$(1,003,913)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks 97.0%

	Shares	Value
Aerospace & Defense 1.3%
AAR Corp.	4,837	$231,644
Aerojet Rocketdyne Holdings, Inc.*(a)	10,573	359,376
Aerovironment, Inc.*	3,151	353,448
Astronics Corp.*	3,195	138,982
Axon Enterprise, Inc.*	8,590	587,814
Cubic Corp.	3,836	280,220
Ducommun, Inc.*	1,524	62,240
Engility Holdings, Inc.*	2,611	93,970
Esterline Technologies Corp.*	3,934	357,797
KeyW Holding Corp. (The) *(a)	6,973	60,386
KLX, Inc.*	7,636	479,388
Kratos Defense & Security Solutions, Inc.*(a)	12,981	191,859
Maxar Technologies Ltd.	8,655	286,221
Mercury Systems, Inc.*	7,030	388,900
Moog, Inc., Class A	4,844	416,439
National Presto Industries, Inc.(a)	717	92,959
Sparton Corp.*	1,389	20,043
Triumph Group, Inc.	7,352	171,302
Vectrus, Inc.*	1,607	50,122
Wesco Aircraft Holdings, Inc.*(a)	8,050	90,563

		4,713,673

Air Freight & Logistics 0.3%
Air Transport Services Group, Inc.*	8,812	189,194
Atlas Air Worldwide Holdings, Inc.*	3,502	223,252
Echo Global Logistics, Inc.*(a)	4,139	128,102
Forward Air Corp.(a)	4,391	314,835
Hub Group, Inc., Class A*	4,903	223,577
Radiant Logistics, Inc.*	5,523	32,641

		1,111,601

Airlines 0.4%
Allegiant Travel Co.	1,977	250,684
Hawaiian Holdings, Inc.	7,566	303,397
Mesa Air Group, Inc.*	1,375	19,057
SkyWest, Inc.	7,724	454,944
Spirit Airlines, Inc.*(a)	10,249	481,395

		1,509,477

Auto Components 1.0%
American Axle & Manufacturing Holdings, Inc.*(a)	16,756	292,225
Cooper Tire & Rubber Co.(a)	7,642	216,269
Cooper-Standard Holdings, Inc.*	2,682	321,786
Dana, Inc.	22,183	414,157
Dorman Products, Inc.*(a)	4,119	316,833
Fox Factory Holding Corp.*(a)	5,490	384,575
Gentherm, Inc.*(a)	5,469	248,566
LCI Industries	3,665	303,462
Modine Manufacturing Co.*	7,513	111,944
Motorcar Parts of America, Inc.*(a)	2,765	64,839
Shiloh Industries, Inc.*	2,111	23,221
Standard Motor Products, Inc.	3,113	153,222
Stoneridge, Inc.*	4,102	121,911
Superior Industries International, Inc.	3,567	60,817
Tenneco, Inc.(a)	7,878	331,979
Tower International, Inc.	2,857	86,424

		3,452,230

Automobiles 0.0%†
Winnebago Industries, Inc.	4,556	151,031

Banks 9.1%
1st Constitution Bancorp(a)	1,027	21,259
1st Source Corp.	2,321	122,131
Access National Corp.	2,149	58,259
ACNB Corp.	1,014	37,721
Allegiance Bancshares, Inc.*	1,943	81,023
Amalgamated Bank, Class A*	1,588	30,633
American National Bankshares, Inc.	1,205	46,995
Ameris Bancorp(a)	6,258	285,991
Ames National Corp.	1,270	34,607
Arrow Financial Corp.	1,788	66,159
Atlantic Capital Bancshares, Inc.*	3,739	62,628
Auburn National Bancorporation, Inc.	340	13,029
Banc of California, Inc.	6,277	118,635
BancFirst Corp.	2,739	164,203
Bancorp, Inc. (The) *	7,125	68,329
BancorpSouth Bank	14,073	460,187
Bank of Commerce Holdings	2,320	28,304
Bank of Marin Bancorp	976	81,886
Bank of NT Butterfield & Son Ltd. (The)	8,200	425,252
Bank of Princeton (The) *	883	26,967
Bankwell Financial Group, Inc.	868	27,220
Banner Corp.	4,693	291,764
Bar Harbor Bankshares	2,189	62,868
Baycom Corp.*	1,490	39,753
BCB Bancorp, Inc.	1,835	25,415
Berkshire Hills Bancorp, Inc.(a)	6,158	250,631
Blue Hills Bancorp, Inc.	3,441	82,928
Boston Private Financial Holdings, Inc.	12,064	164,674
Bridge Bancorp, Inc.	2,549	84,627
Brookline Bancorp, Inc.	11,654	194,622
Bryn Mawr Bank Corp.	2,945	138,120
Business First Bancshares, Inc.	1,433	38,046
Byline Bancorp, Inc.*	2,425	55,047
C&F Financial Corp.	473	27,789
Cadence Bancorp	10,846	283,298
Cambridge Bancorp	533	47,965
Camden National Corp.	2,219	96,393
Capital City Bank Group, Inc.	1,606	37,484
Capstar Financial Holdings, Inc.	1,318	22,011
Carolina Financial Corp.	3,175	119,761
Cathay General Bancorp(a)	11,536	478,052
CB Financial Services, Inc.(a)	669	20,639
CBTX, Inc.	2,769	98,410
CenterState Bank Corp.(a)	13,795	386,950
Central Pacific Financial Corp.(a)	4,215	111,402
Central Valley Community Bancorp	1,781	38,487
Century Bancorp, Inc., Class A	418	30,200
Chemical Financial Corp.	10,698	571,273
Chemung Financial Corp.	471	19,985
Citizens & Northern Corp.	1,745	45,632
City Holding Co. (a)	2,192	168,346
Civista Bancshares, Inc.	2,148	51,745
CNB Financial Corp.	2,150	62,049
Coastal Financial Corp.*	1,054	17,918
Codorus Valley Bancorp, Inc.	1,240	38,738
Columbia Banking System, Inc.	10,888	422,128
Community Bank System, Inc.(a)	7,445	454,666
Community Bankers Trust Corp.*	3,186	28,037
Community Financial Corp. (The)	755	25,240
Community Trust Bancorp, Inc.	2,362	109,479

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
ConnectOne Bancorp, Inc.(a)	4,353	$103,384
County Bancorp, Inc.	688	17,269
Customers Bancorp, Inc.*	4,389	103,273
CVB Financial Corp.	16,526	368,860
Eagle Bancorp, Inc.*	4,802	242,981
Enterprise Bancorp, Inc.	1,387	47,699
Enterprise Financial Services Corp.	3,365	178,513
Equity Bancshares, Inc., Class A*	1,952	76,636
Esquire Financial Holdings, Inc.*(a)	776	19,369
Evans Bancorp, Inc.	666	31,269
Farmers & Merchants Bancorp, Inc.	1,290	54,941
Farmers National Banc Corp.	3,795	58,063
FB Financial Corp.	2,457	96,265
FCB Financial Holdings, Inc., Class A*	6,375	302,175
Fidelity D&D Bancorp, Inc.(a)	328	22,625
Fidelity Southern Corp.(a)	3,203	79,370
Financial Institutions, Inc.	2,362	74,167
First Bancorp, Inc.	1,508	43,687
First Bancorp/NC	4,308	174,517
First Bancorp/PR*	32,328	294,185
First Bancshares, Inc. (The)	1,792	69,978
First Bank	2,389	31,415
First Busey Corp.	6,660	206,793
First Business Financial Services, Inc.	1,192	27,631
First Choice Bancorp	1,299	35,190
First Commonwealth Financial Corp.(a)	14,809	239,017
First Community Bancshares, Inc.	2,411	81,685
First Community Corp.	1,028	24,878
First Connecticut Bancorp, Inc.	2,044	60,400
First Financial Bancorp (a)	14,210	422,037
First Financial Bankshares, Inc.(a)	9,712	573,979
First Financial Corp.	1,766	88,653
First Financial Northwest, Inc.	1,187	19,669
First Foundation, Inc.*	5,753	89,862
First Guaranty Bancshares, Inc.	660	16,955
First Internet Bancorp	1,536	46,771
First Interstate BancSystem, Inc., Class A	4,940	221,312
First Merchants Corp.	7,353	330,811
First Mid-Illinois Bancshares, Inc.	1,747	70,456
First Midwest Bancorp, Inc.	15,113	401,855
First Northwest Bancorp*	1,455	22,407
First of Long Island Corp. (The)	3,702	80,518
First Savings Financial Group, Inc.	208	14,202
First United Corp.(a)	990	18,612
Flushing Financial Corp.	4,013	97,917
Franklin Financial Network, Inc.*(a)	1,920	75,072
Fulton Financial Corp.	25,832	430,103
German American Bancorp, Inc.(a)	3,086	108,874
Glacier Bancorp, Inc.(a)	12,768	550,173
Great Southern Bancorp, Inc.	1,834	101,512
Great Western Bancorp, Inc.(a)	8,778	370,344
Green Bancorp, Inc.	4,070	89,947
Guaranty Bancorp	3,764	111,791
Guaranty Bancshares, Inc.	1,140	34,462
Hancock Whitney Corp.	12,863	611,636
Hanmi Financial Corp.	4,548	113,245
HarborOne Bancorp, Inc.*	2,252	43,058
Heartland Financial USA, Inc.	4,448	258,206
Heritage Commerce Corp.	5,901	88,043
Heritage Financial Corp.(a)	5,532	194,450
Hilltop Holdings, Inc.	11,095	223,786
Home BancShares, Inc.(a)	23,935	524,176
HomeTrust Bancshares, Inc.*	2,790	81,328
Hope Bancorp, Inc.(a)	18,992	307,101
Horizon Bancorp, Inc.	5,421	107,065
Howard Bancorp, Inc.*	1,920	33,984
IBERIABANK Corp.	8,271	672,846
Independent Bank Corp./MA	4,006	330,896
Independent Bank Corp./MI	3,268	77,288
Independent Bank Group, Inc.(a)	3,258	216,005
International Bancshares Corp.	8,347	375,615
Investar Holding Corp.	1,190	31,951
Investors Bancorp, Inc.(a)	36,584	448,886
Lakeland Bancorp, Inc.	7,465	134,743
Lakeland Financial Corp.(a)	3,662	170,210
LCNB Corp.	1,330	24,804
LegacyTexas Financial Group, Inc.(a)	7,131	303,781
Level One Bancorp, Inc.	253	7,033
Live Oak Bancshares, Inc.(a)	3,772	101,090
Macatawa Bank Corp.	3,916	45,856
MB Financial, Inc.	12,390	571,303
MBT Financial Corp.	2,611	29,504
Mercantile Bank Corp.	2,337	77,986
Metropolitan Bank Holding Corp.*	971	39,928
Mid Penn Bancorp, Inc.	528	15,391
Middlefield Banc Corp.	383	18,039
Midland States Bancorp, Inc.(a)	3,128	100,409
MidSouth Bancorp, Inc.(a)	2,114	32,556
MidWestOne Financial Group, Inc.	1,630	54,295
MutualFirst Financial, Inc.	887	32,686
MVB Financial Corp.	1,163	20,957
National Bank Holdings Corp., Class A	4,386	165,133
National Bankshares, Inc.	988	44,905
National Commerce Corp.*(a)	2,732	112,832
NBT Bancorp, Inc.	6,377	244,749
Nicolet Bankshares, Inc.*(a)	1,279	69,718
Northeast Bancorp	1,084	23,523
Northrim BanCorp, Inc.	980	40,719
Norwood Financial Corp.	842	32,973
Oak Valley Bancorp	794	15,602
OFG Bancorp	6,265	101,180
Ohio Valley Banc Corp.(a)	594	21,770
Old Line Bancshares, Inc.	2,271	71,854
Old National Bancorp(a)	22,539	435,003
Old Second Bancorp, Inc.	4,208	65,014
Opus Bank(a)	2,878	78,857
Origin Bancorp, Inc.	2,705	101,843
Orrstown Financial Services, Inc.	1,073	25,537
Pacific City Financial Corp.	1,786	34,541
Pacific Mercantile Bancorp*	2,316	21,655
Pacific Premier Bancorp, Inc.*(a)	6,883	256,048
Park National Corp.(a)	2,076	219,143
Parke Bancorp, Inc.	930	20,878
Peapack Gladstone Financial Corp.	2,756	85,133
Penns Woods Bancorp, Inc.	678	29,459
Peoples Bancorp of North Carolina, Inc.	689	19,871
Peoples Bancorp, Inc.	2,612	91,498
Peoples Financial Services Corp.	1,009	42,782

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Banks (continued)
People’s Utah Bancorp	2,238	$75,980
Preferred Bank	2,070	121,095
Premier Financial Bancorp, Inc.	1,727	31,932
QCR Holdings, Inc.	1,931	78,881
RBB Bancorp	2,036	49,882
Reliant Bancorp, Inc.	1,461	37,358
Renasant Corp.	7,257	299,061
Republic Bancorp, Inc., Class A	1,405	64,770
Republic First Bancorp, Inc.*	7,061	50,486
S&T Bancorp, Inc.(a)	5,120	222,003
Sandy Spring Bancorp, Inc.	5,232	205,670
SB One Bancorp	1,019	25,679
Seacoast Banking Corp. of Florida*	6,726	196,399
Select Bancorp, Inc.*(a)	1,310	16,244
ServisFirst Bancshares, Inc.(a)	7,069	276,751
Shore Bancshares, Inc.	1,824	32,504
Sierra Bancorp	2,274	65,719
Simmons First National Corp., Class A	13,524	398,282
SmartFinancial, Inc.*(a)	1,650	38,857
South State Corp.	5,475	448,950
Southern First Bancshares, Inc.*	952	37,414
Southern National Bancorp of Virginia, Inc.	3,119	50,528
Southside Bancshares, Inc.	4,926	171,425
Spirit of Texas Bancshares, Inc.*	320	6,909
State Bank Financial Corp.	5,652	170,577
Stock Yards Bancorp, Inc.	3,164	114,853
Summit Financial Group, Inc.	1,587	36,834
Tompkins Financial Corp.(a)	2,190	177,806
Towne Bank	9,954	307,081
TriCo Bancshares	3,907	150,888
TriState Capital Holdings, Inc.*(a)	3,761	103,804
Triumph Bancorp, Inc.*	3,535	135,037
Trustmark Corp.	10,177	342,456
UMB Financial Corp.(a)	6,730	477,157
Union Bankshares Corp.(a)	9,768	376,361
Union Bankshares, Inc.(a)	574	30,508
United Bankshares, Inc.(a)	14,916	542,197
United Community Banks, Inc.	11,548	322,074
United Security Bancshares	1,958	21,734
Unity Bancorp, Inc.	1,156	26,472
Univest Corp. of Pennsylvania	4,357	115,243
Valley National Bancorp(a)	48,385	544,331
Veritex Holdings, Inc.*	3,376	95,406
Washington Trust Bancorp, Inc.	2,279	126,029
WesBanco, Inc.	7,845	349,730
West Bancorporation, Inc.	2,320	54,520
Westamerica Bancorp(a)	3,874	233,060

		31,907,812

Beverages 0.3%
Boston Beer Co., Inc. (The), Class A*(a)	1,247	358,512
Castle Brands, Inc.*	13,108	14,026
Celsius Holdings, Inc.*(a)	3,368	13,573
Coca-Cola Bottling Co. Consolidated	740	134,887
Craft Brew Alliance, Inc.*	1,827	29,871
MGP Ingredients, Inc.	1,945	153,616
National Beverage Corp.*	1,759	205,135
Primo Water Corp.*(a)	4,990	90,070

		999,690

Biotechnology 6.5%
Abeona Therapeutics, Inc.*(a)	4,556	58,317
ACADIA Pharmaceuticals, Inc.*(a)	14,546	301,975
Acceleron Pharma, Inc.*(a)	5,797	331,762
Achaogen, Inc.*(a)	4,381	17,480
Achillion Pharmaceuticals, Inc.*	19,551	71,948
Acorda Therapeutics, Inc.*	6,247	122,754
Adamas Pharmaceuticals, Inc.*(a)	3,245	64,965
ADMA Biologics, Inc.*(a)	2,813	17,469
Aduro Biotech, Inc.*	9,505	69,862
Adverum Biotechnologies, Inc.*(a)	8,057	48,745
Aeglea BioTherapeutics, Inc.*	2,407	23,035
Agenus, Inc.*(a)	10,936	23,403
Aimmune Therapeutics, Inc.*(a)	6,383	174,128
Akebia Therapeutics, Inc.*(a)	7,494	66,172
Albireo Pharma, Inc.*(a)	1,347	44,397
Alder Biopharmaceuticals, Inc.*	8,609	143,340
Aldeyra Therapeutics, Inc.*	2,354	32,485
Allakos, Inc.*	1,246	56,057
Allena Pharmaceuticals, Inc.*	1,722	18,494
AMAG Pharmaceuticals, Inc.*(a)	5,058	101,160
Amicus Therapeutics, Inc.*(a)	28,457	344,045
AnaptysBio, Inc.*	2,854	284,744
Apellis Pharmaceuticals, Inc.*(a)	5,324	94,661
Aptinyx, Inc.*	2,004	58,036
Arbutus Biopharma Corp.*	5,232	49,442
Arcus Biosciences, Inc.*(a)	1,490	20,771
Ardelyx, Inc.*	6,791	29,541
Arena Pharmaceuticals, Inc.*(a)	7,433	342,067
ArQule, Inc.*	16,299	92,252
Array BioPharma, Inc.*(a)	30,528	464,026
Arrowhead Pharmaceuticals, Inc.*(a)	12,822	245,798
Arsanis, Inc.*(a)	667	1,080
Atara Biotherapeutics, Inc.*	6,259	258,810
Athenex, Inc.*(a)	6,202	96,379
Athersys, Inc.*(a)	17,939	37,672
Audentes Therapeutics, Inc.*(a)	4,716	186,706
AVEO Pharmaceuticals, Inc.*(a)	15,044	49,796
Avid Bioservices, Inc.*(a)	7,481	51,320
Avrobio, Inc.*	926	48,032
Bellicum Pharmaceuticals, Inc.*	5,911	36,412
BioCryst Pharmaceuticals, Inc.*(a)	15,894	121,271
Biohaven Pharmaceutical Holding Co. Ltd.*	4,260	159,963
BioSpecifics Technologies Corp.*	798	46,675
BioTime, Inc.*(a)	12,374	29,079
Blueprint Medicines Corp.*	6,184	482,723
Calithera Biosciences, Inc.*	4,412	23,163
Calyxt, Inc.*(a)	684	10,445
Cara Therapeutics, Inc.*(a)	4,896	117,259
CareDx, Inc.*	4,753	137,124
CASI Pharmaceuticals, Inc.*	7,360	34,371
Catalyst Biosciences, Inc.*	1,764	19,016
Catalyst Pharmaceuticals, Inc.*(a)	14,571	55,078
Celcuity, Inc.*	864	24,849
Cellular Biomedicine Group, Inc.*(a)	1,513	27,461
ChemoCentryx, Inc.*	3,020	38,173

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Chimerix, Inc.*	6,701	$26,067
Clovis Oncology, Inc.*(a)	7,149	209,966
Cohbar, Inc.Reg. S*(a)	3,276	14,120
Coherus Biosciences, Inc.*	7,801	128,716
Concert Pharmaceuticals, Inc.*	3,165	46,969
Corbus Pharmaceuticals Holdings, Inc.*(a)	7,064	53,333
Corvus Pharmaceuticals, Inc.*	2,051	17,598
Crinetics Pharmaceuticals, Inc.*(a)	1,057	30,283
CTI BioPharma Corp.*(a)	7,557	16,323
Cue Biopharma, Inc.*(a)	2,617	23,684
Cytokinetics, Inc.*	6,844	67,413
CytomX Therapeutics, Inc.*	6,717	124,264
Deciphera Pharmaceuticals, Inc.*(a)	1,187	45,961
Denali Therapeutics, Inc.*(a)	6,830	148,484
Dicerna Pharmaceuticals, Inc.*	6,549	99,938
Dynavax Technologies Corp.*	9,205	114,142
Eagle Pharmaceuticals, Inc.*	1,541	106,837
Editas Medicine, Inc.*(a)	6,855	218,126
Eidos Therapeutics, Inc.*(a)	1,138	11,357
Emergent BioSolutions, Inc.*(a)	6,669	439,020
Enanta Pharmaceuticals, Inc.*(a)	2,508	214,334
Epizyme, Inc.*	7,730	81,938
Esperion Therapeutics, Inc.*(a)	3,378	149,882
Evelo Biosciences, Inc.*(a)	810	9,866
Fate Therapeutics, Inc.*	7,509	122,322
Fennec Pharmaceuticals, Inc.*	1,656	13,579
FibroGen, Inc.*	11,181	679,246
Five Prime Therapeutics, Inc.*	4,745	66,050
Flexion Therapeutics, Inc.*(a)	4,969	92,970
Fortress Biotech, Inc.*(a)	4,726	7,562
Forty Seven, Inc.*(a)	1,255	18,725
G1 Therapeutics, Inc.*(a)	3,008	157,288
Genomic Health, Inc.*	3,052	214,311
Geron Corp.*(a)	25,329	44,579
Global Blood Therapeutics, Inc.*(a)	7,476	284,088
GlycoMimetics, Inc.*	4,965	71,496
GTx, Inc.*(a)	681	1,069
Halozyme Therapeutics, Inc.*(a)	18,754	340,760
Heron Therapeutics, Inc.*	10,310	326,311
Homology Medicines, Inc.*(a)	1,550	35,433
Idera Pharmaceuticals, Inc.*(a)	2,541	22,640
Immune Design Corp.*	4,616	15,925
ImmunoGen, Inc.*	21,514	203,738
Immunomedics, Inc.*(a)	21,244	442,512
Inovio Pharmaceuticals, Inc.*	11,719	65,158
Insmed, Inc.*(a)	11,494	232,409
Insys Therapeutics, Inc.*(a)	4,358	43,929
Intellia Therapeutics, Inc.*(a)	4,899	140,209
Intercept Pharmaceuticals, Inc.*	3,277	414,082
Intrexon Corp.*(a)	11,077	190,746
Invitae Corp.*	9,448	158,065
Iovance Biotherapeutics, Inc.*(a)	12,119	136,339
Ironwood Pharmaceuticals, Inc.*	20,800	383,968
Jounce Therapeutics, Inc.*	2,083	13,539
Kadmon Holdings, Inc.*	15,108	50,461
Karyopharm Therapeutics, Inc.*	7,155	121,850
Keryx Biopharmaceuticals, Inc.*(a)	14,182	48,219
Kezar Life Sciences, Inc.*	791	16,935
Kindred Biosciences, Inc.*	4,788	66,793
Kiniksa Pharmaceuticals Ltd., Class A*	1,035	26,392
Kura Oncology, Inc.*	4,268	74,690
La Jolla Pharmaceutical Co.*(a)	3,164	63,691
Lexicon Pharmaceuticals, Inc.*(a)	6,188	66,026
Ligand Pharmaceuticals, Inc.*(a)	3,124	857,507
Loxo Oncology, Inc.*	4,046	691,178
MacroGenics, Inc.*	5,805	124,459
Madrigal Pharmaceuticals, Inc.*(a)	1,037	222,053
Magenta Therapeutics, Inc.*	655	7,867
MannKind Corp.*(a)	20,797	38,058
MediciNova, Inc.*(a)	5,587	69,782
Mersana Therapeutics, Inc.*(a)	1,970	19,700
MiMedx Group, Inc.*(a)	14,998	92,688
Minerva Neurosciences, Inc.*	4,566	57,303
Miragen Therapeutics, Inc.*	3,834	21,394
Mirati Therapeutics, Inc.*	3,021	142,289
Molecular Templates, Inc.*(a)	1,387	7,476
Momenta Pharmaceuticals, Inc.*	11,492	302,240
Mustang Bio, Inc.*(a)	2,269	13,501
Myriad Genetics, Inc.*(a)	9,909	455,814
NantKwest, Inc.*	4,270	15,799
Natera, Inc.*	4,946	118,407
Neon Therapeutics, Inc.*	1,022	8,728
NewLink Genetics Corp.*	4,179	9,988
Novavax, Inc.*(a)	56,314	105,870
Nymox Pharmaceutical Corp.*	4,501	11,072
OPKO Health, Inc.*(a)	47,791	165,357
Organovo Holdings, Inc.*(a)	15,089	17,352
Ovid therapeutics, Inc.*	1,773	10,053
Palatin Technologies, Inc.*(a)	26,395	26,329
PDL BioPharma, Inc.*(a)	21,942	57,707
Pfenex, Inc.*	3,186	16,280
Pieris Pharmaceuticals, Inc.*	7,684	43,030
PolarityTE, Inc.*(a)	1,274	24,333
Portola Pharmaceuticals, Inc.*(a)	9,752	259,696
Progenics Pharmaceuticals, Inc.*(a)	12,893	80,839
Proteostasis Therapeutics, Inc.*(a)	3,838	9,250
Prothena Corp. plc*	6,046	79,082
PTC Therapeutics, Inc.*	6,777	318,519
Puma Biotechnology, Inc.*	4,332	198,622
Ra Pharmaceuticals, Inc.*	2,147	38,839
Radius Health, Inc.*	5,982	106,480
Recro Pharma, Inc.*	1,935	13,758
REGENXBIO, Inc.*(a)	4,732	357,266
Repligen Corp.*(a)	5,864	325,217
Replimune Group, Inc.*	1,139	18,338
Retrophin, Inc.*(a)	5,915	169,938
Rhythm Pharmaceuticals, Inc.*	2,299	67,062
Rigel Pharmaceuticals, Inc.*	24,419	78,385
Rocket Pharmaceuticals, Inc.*(a)	3,075	75,706
Rubius Therapeutics, Inc.*	1,851	44,424
Sangamo Therapeutics, Inc.*(a)	15,203	257,691
Savara, Inc.*	4,348	48,524
Scholar Rock Holding Corp.*	974	25,080
Selecta Biosciences, Inc.*	2,663	41,410
Seres Therapeutics, Inc.*(a)	2,943	22,337
Solid Biosciences, Inc.*(a)	1,823	86,009
Sorrento Therapeutics, Inc.*(a)	16,506	72,626

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Biotechnology (continued)
Spark Therapeutics, Inc.*(a)	4,712	$257,040
Spectrum Pharmaceuticals, Inc.*(a)	15,150	254,520
Spero Therapeutics, Inc.*(a)	861	9,049
Spring Bank Pharmaceuticals, Inc.*	2,174	26,197
Stemline Therapeutics, Inc.*	4,205	69,803
Surface Oncology, Inc.*(a)	1,086	11,881
Syndax Pharmaceuticals, Inc.*	2,487	20,095
Synergy Pharmaceuticals, Inc.*(a)	35,863	60,967
Synlogic, Inc.*	2,288	32,512
Syros Pharmaceuticals, Inc.*	3,629	43,221
T2 Biosystems, Inc.*	3,754	27,967
TG Therapeutics, Inc.*(a)	8,735	48,916
Tocagen, Inc.*(a)	2,563	39,957
Translate Bio, Inc.*	1,589	15,890
Tyme Technologies, Inc.*	6,231	17,322
Ultragenyx Pharmaceutical, Inc.*(a)	7,042	537,586
UNITY Biotechnology, Inc.*(a)	768	12,511
Unum Therapeutics, Inc.*(a)	538	5,541
Vanda Pharmaceuticals, Inc.*	7,599	174,397
Veracyte, Inc.*	4,387	41,896
Verastem, Inc.*(a)	10,332	74,907
Vericel Corp.*	6,468	91,522
Viking Therapeutics, Inc.*(a)	7,768	135,319
Vital Therapies, Inc.*(a)	4,514	1,243
Voyager Therapeutics, Inc.*	3,168	59,939
Xencor, Inc.*	6,926	269,906
XOMA Corp.*(a)	865	15,198
Zafgen, Inc.*	4,591	53,669
ZIOPHARM Oncology, Inc.*(a)	18,929	60,573

		22,797,170

Building Products 1.2%
AAON, Inc.	6,301	238,178
Advanced Drainage Systems, Inc.(a)	5,468	168,961
American Woodmark Corp.*(a)	2,086	163,647
Apogee Enterprises, Inc.	4,166	172,139
Armstrong Flooring, Inc.*	3,128	56,617
Builders FirstSource, Inc.*	17,080	250,735
Caesarstone Ltd.(a)	3,280	60,844
Continental Building Products, Inc.*	5,492	206,225
CSW Industrials, Inc.*	2,328	125,014
Gibraltar Industries, Inc.*(a)	4,759	217,010
Griffon Corp.	5,288	85,401
Insteel Industries, Inc.	2,640	94,723
JELD-WEN Holding, Inc.*(a)	10,402	256,513
Masonite International Corp.*	4,207	269,669
NCI Building Systems, Inc.*	6,181	93,642
Patrick Industries, Inc.*(a)	3,601	213,179
PGT Innovations, Inc.*	7,304	157,766
Quanex Building Products Corp.	5,069	92,256
Simpson Manufacturing Co., Inc.	6,240	452,150
Trex Co., Inc.*(a)	8,831	679,810
Universal Forest Products, Inc.	9,014	318,465

		4,372,944

Capital Markets 1.2%
Arlington Asset Investment Corp., Class A(a)	4,591	42,880
Artisan Partners Asset Management, Inc., Class A	7,117	230,591
Ashford, Inc.	121	9,180
Associated Capital Group, Inc., Class A	381	16,212
B. Riley Financial, Inc.(a)	3,017	68,335
Blucora, Inc.*	7,200	289,800
BrightSphere Investment Group plc	11,865	147,126
Cohen & Steers, Inc.(a)	3,273	132,916
Cowen, Inc.*(a)	4,318	70,383
Diamond Hill Investment Group, Inc.	551	91,130
Donnelley Financial Solutions, Inc.*(a)	4,854	86,984
Federated Investors, Inc., Class B(a)	14,646	353,261
Focus Financial Partners, Inc., Class A*	2,819	133,790
GAIN Capital Holdings, Inc.	4,075	26,487
GAMCO Investors, Inc., Class A	547	12,811
Greenhill & Co., Inc.(a)	2,969	78,233
Hamilton Lane, Inc., Class A	2,250	99,630
Houlihan Lokey, Inc.	4,952	222,493
INTL. FCStone, Inc.*	2,317	111,957
Investment Technology Group, Inc.	4,752	102,928
Ladenburg Thalmann Financial Services, Inc.	14,999	40,497
Moelis & Co., Class A	6,666	365,297
Oppenheimer Holdings, Inc., Class A	1,396	44,114
Piper Jaffray Cos.	2,196	167,665
PJT Partners, Inc., Class A	2,974	155,689
Pzena Investment Management, Inc., Class A	2,445	23,325
Safeguard Scientifics, Inc.*	2,896	27,078
Siebert Financial Corp.*(a)	996	14,591
Silvercrest Asset Management Group, Inc., Class A	1,463	20,263
Stifel Financial Corp.	10,408	533,514
Value Line, Inc.	289	7,196
Virtus Investment Partners, Inc.	1,057	120,234
Waddell & Reed Financial, Inc., Class A(a)	11,698	247,764
Westwood Holdings Group, Inc.	1,185	61,312
WisdomTree Investments, Inc.	17,798	150,927

		4,306,593

Chemicals 2.0%
Advanced Emissions Solutions, Inc.	1,134	13,563
AdvanSix, Inc.*	4,541	154,167
AgroFresh Solutions, Inc.*	4,682	29,169
American Vanguard Corp.	4,564	82,152
Balchem Corp.(a)	4,792	537,135
Chase Corp.	1,092	131,204
Ferro Corp.*	12,670	294,198
Flotek Industries, Inc.*	7,980	19,152
FutureFuel Corp.	3,637	67,430
GCP Applied Technologies, Inc.*	11,047	293,298
Hawkins, Inc.	1,402	58,113
HB Fuller Co.(a)	7,514	388,248
Ingevity Corp.*	6,372	649,179
Innophos Holdings, Inc.	2,941	130,581
Innospec, Inc.	3,685	282,824
Intrepid Potash, Inc.*	13,875	49,811
KMG Chemicals, Inc.	2,168	163,814
Koppers Holdings, Inc.*	2,981	92,858
Kraton Corp.*	4,676	220,473
Kronos Worldwide, Inc.(a)	3,286	53,398
LSB Industries, Inc.*	3,153	30,836
Marrone Bio Innovations, Inc.*	7,916	14,486

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Chemicals (continued)
Minerals Technologies, Inc.	5,382	$363,823
OMNOVA Solutions, Inc.*	6,238	61,444
PolyOne Corp.	12,018	525,427
PQ Group Holdings, Inc.*	5,416	94,618
Quaker Chemical Corp.	1,967	397,747
Rayonier Advanced Materials, Inc.	7,612	140,289
Sensient Technologies Corp.(a)	6,424	491,500
Stepan Co.	3,039	264,423
Trecora Resources*	2,850	39,900
Tredegar Corp.(a)	3,755	81,296
Trinseo SA	6,451	505,113
Tronox Ltd., Class A	14,001	167,312
Valhi, Inc.	3,667	8,361

		6,897,342

Commercial Services & Supplies 2.4%
ABM Industries, Inc.(a)	9,935	320,404
ACCO Brands Corp.	15,719	177,625
Advanced Disposal Services, Inc.*	11,152	301,996
Brady Corp., Class A	7,098	310,537
BrightView Holdings, Inc.*	3,760	60,348
Brink’s Co. (The)	7,507	523,613
Casella Waste Systems, Inc., Class A*	5,915	183,720
CECO Environmental Corp.*	4,347	34,254
Charah Solutions, Inc.*(a)	1,374	10,855
Cimpress NV*	3,285	448,764
Covanta Holding Corp.(a)	17,777	288,876
Deluxe Corp.	7,155	407,406
Ennis, Inc.	3,640	74,438
Essendant, Inc.	5,421	69,497
Healthcare Services Group, Inc.(a)	11,049	448,810
Heritage-Crystal Clean, Inc.*	2,088	44,579
Herman Miller, Inc.	8,956	343,910
HNI Corp.(a)	6,557	290,082
Interface, Inc.	9,134	213,279
Kimball International, Inc., Class B	5,342	89,478
Knoll, Inc.	7,334	171,982
LSC Communications, Inc.	4,966	54,924
Matthews International Corp., Class A	4,644	232,897
McGrath RentCorp	3,621	197,236
Mobile Mini, Inc.	6,660	292,041
MSA Safety, Inc.	5,165	549,763
Multi-Color Corp.(a)	2,070	128,857
NL Industries, Inc.*	1,098	6,588
PICO Holdings, Inc.*	3,189	40,022
Pitney Bowes, Inc.	28,234	199,897
Quad/Graphics, Inc.	4,535	94,509
RR Donnelley & Sons Co.	10,153	54,826
SP Plus Corp.*	3,343	122,019
Steelcase, Inc., Class A	12,675	234,488
Team, Inc.*(a)	4,662	104,895
Tetra Tech, Inc.	8,355	570,647
UniFirst Corp.	2,269	394,012
US Ecology, Inc.	3,272	241,310
Viad Corp.	3,030	179,528
VSE Corp.	1,247	41,313

		8,554,225

Communications Equipment 1.5%
Acacia Communications, Inc.*	4,040	167,135
ADTRAN, Inc.	7,021	123,921
Aerohive Networks, Inc.*	4,650	19,158
Applied Optoelectronics, Inc.*(a)	2,957	72,920
CalAmp Corp.*(a)	5,396	129,288
Calix, Inc.*	6,264	50,738
Casa Systems, Inc.*(a)	4,162	61,389
Ciena Corp.*(a)	21,342	666,724
Clearfield, Inc.*(a)	1,689	22,717
Comtech Telecommunications Corp.	3,423	124,152
DASAN Zhone Solutions, Inc.*	858	12,175
Digi International, Inc.*	3,925	52,791
Extreme Networks, Inc.*	17,269	94,634
Finisar Corp.*(a)	17,661	336,442
Harmonic, Inc.*	11,617	63,893
Infinera Corp.*(a)	22,011	160,680
InterDigital, Inc.	5,243	419,440
KVH Industries, Inc.*	2,271	29,750
Lumentum Holdings, Inc.*	9,483	568,506
NETGEAR, Inc.*	4,670	293,510
NetScout Systems, Inc.*(a)	11,779	297,420
Oclaro, Inc.*	25,016	223,643
Plantronics, Inc.	4,962	299,209
Quantenna Communications, Inc.*	4,940	91,143
Ribbon Communications, Inc.*	7,889	53,882
ViaSat, Inc.*(a)	8,243	527,140
Viavi Solutions, Inc.*	34,334	389,348

		5,351,748

Construction & Engineering 1.0%
Aegion Corp.*(a)	4,672	118,575
Ameresco, Inc., Class A*	2,705	36,923
Argan, Inc.	2,104	90,472
Comfort Systems USA, Inc.	5,470	308,508
Dycom Industries, Inc.*(a)	4,522	382,561
EMCOR Group, Inc.	8,681	652,030
Granite Construction, Inc.(a)	6,620	302,534
Great Lakes Dredge & Dock Corp.*	8,250	51,150
HC2 Holdings, Inc.*	6,027	36,885
IES Holdings, Inc.*	1,269	24,746
Infrastructure and Energy Alternatives, Inc.*(a)	2,512	26,376
KBR, Inc.	21,071	445,230
MasTec, Inc.*(a)	9,725	434,221
MYR Group, Inc.*(a)	2,314	75,529
Northwest Pipe Co.*	1,386	27,374
NV5 Global, Inc.*	1,422	123,288
Orion Group Holdings, Inc.*	4,033	30,449
Primoris Services Corp.	6,195	153,760
Sterling Construction Co., Inc.*	3,751	53,714
Tutor Perini Corp.*(a)	5,417	101,840
Willscot Corp.*	5,380	92,267

		3,568,432

Construction Materials 0.1%
Forterra, Inc.*	2,705	20,179
Summit Materials, Inc., Class A*(a)	16,822	305,824
United States Lime & Minerals, Inc.	290	22,895
US Concrete, Inc.*(a)	2,396	109,857

		458,755

Consumer Finance 0.7%
Curo Group Holdings Corp.*	1,764	53,326
Elevate Credit, Inc.*	3,319	26,751

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

6

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Consumer Finance (continued)
Encore Capital Group, Inc.*(a)	3,903	$139,922
Enova International, Inc.*	4,966	143,021
EZCORP, Inc., Class A*(a)	7,214	77,190
FirstCash, Inc.(a)	6,495	532,590
Green Dot Corp., Class A*	7,253	644,211
LendingClub Corp.*	47,239	183,287
Nelnet, Inc., Class A	2,758	157,675
PRA Group, Inc.*(a)	6,620	238,320
Regional Management Corp.*	1,473	42,467
World Acceptance Corp.*	935	106,927

		2,345,687

Containers & Packaging 0.1%
Greif, Inc., Class A	3,801	203,962
Greif, Inc., Class B	825	47,561
Myers Industries, Inc.	5,302	123,271
UFP Technologies, Inc.*	941	34,582

		409,376

Distributors 0.1%
Core-Mark Holding Co., Inc.	6,962	236,429
Funko, Inc., Class A*	1,440	34,114
Weyco Group, Inc.	905	31,838

		302,381

Diversified Consumer Services 0.8%
Adtalem Global Education, Inc.*	8,989	433,270
American Public Education, Inc.*	2,286	75,552
Cambium Learning Group, Inc.*	2,004	23,727
Career Education Corp.*	10,189	152,122
Carriage Services, Inc.(a)	2,897	62,430
Chegg, Inc.*(a)	16,256	462,158
Houghton Mifflin Harcourt Co.*	14,967	104,769
K12, Inc.*	5,576	98,695
Laureate Education, Inc., Class A*	12,542	193,648
Regis Corp.*	5,143	105,072
Sotheby’s*	5,608	275,858
Strategic Education, Inc.	3,136	429,726
Weight Watchers International, Inc.*	5,733	412,719

		2,829,746

Diversified Financial Services 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,686	98,031
Cannae Holdings, Inc.*	10,227	214,256
FGL Holdings*	21,360	191,172
Marlin Business Services Corp.	1,273	36,726
On Deck Capital, Inc.*	7,250	54,882

		595,067

Diversified Telecommunication Services 0.6%
ATN International, Inc.	1,517	112,076
Cincinnati Bell, Inc.*	6,618	105,557
Cogent Communications Holdings, Inc.	6,307	351,931
Consolidated Communications Holdings, Inc.(a)	10,448	136,242
Frontier Communications Corp.(a)	15,719	102,016
Intelsat SA*	6,831	204,930
Iridium Communications, Inc.*	14,395	323,887
Ooma, Inc.*	2,548	42,297
ORBCOMM, Inc.*(a)	10,800	117,288
pdvWireless, Inc.*	1,370	46,443
Vonage Holdings Corp.*	33,208	470,225
Windstream Holdings, Inc.*(a)	6,223	30,493

		2,043,385

Electric Utilities 1.0%
ALLETE, Inc.	7,691	576,902
El Paso Electric Co.	6,041	345,545
IDACORP, Inc.	7,507	744,920
MGE Energy, Inc.	5,262	335,979
Otter Tail Corp.	6,008	287,783
PNM Resources, Inc.	11,855	467,680
Portland General Electric Co.	13,405	611,402
Spark Energy, Inc., Class A(a)	1,698	14,008

		3,384,219

Electrical Equipment 0.7%
Allied Motion Technologies, Inc.	1,096	59,655
Atkore International Group, Inc.*	5,846	155,094
AZZ, Inc.	4,018	202,909
Babcock & Wilcox Enterprises, Inc.*(a)	4,943	5,091
Encore Wire Corp.	3,063	153,456
Energous Corp.*(a)	3,434	34,752
EnerSys	6,350	553,276
Enphase Energy, Inc.*(a)	12,665	61,425
FuelCell Energy, Inc.*(a)	11,942	12,778
Generac Holdings, Inc.*	8,998	507,577
Plug Power, Inc.*(a)	33,038	63,433
Powell Industries, Inc.	1,279	46,377
Preformed Line Products Co.	444	31,204
Sunrun, Inc.*	14,714	183,042
Thermon Group Holdings, Inc.*	5,088	131,169
TPI Composites, Inc.*	2,151	61,411
Vicor Corp.*(a)	2,564	117,944
Vivint Solar, Inc.*	3,917	20,369

		2,400,962

Electronic Equipment, Instruments & Components 2.2%
Anixter International, Inc.*	4,398	309,179
Arlo Technologies, Inc.*(a)	1,868	27,105
AVX Corp.	7,083	127,848
Badger Meter, Inc.	4,268	225,991
Bel Fuse, Inc., Class B	1,401	37,126
Belden, Inc.(a)	6,084	434,458
Benchmark Electronics, Inc.	7,109	166,351
Control4 Corp.*(a)	3,857	132,411
CTS Corp.	4,805	164,811
Daktronics, Inc.	5,196	40,737
Electro Scientific Industries, Inc.*(a)	4,685	81,753
ePlus, Inc.*	2,024	187,625
Fabrinet*	5,330	246,566
FARO Technologies, Inc.*	2,519	162,098
Fitbit, Inc., Class A*(a)	31,795	170,103
II-VI, Inc.*(a)	9,255	437,762
Insight Enterprises, Inc.*	5,229	282,837
Iteris, Inc.*	3,704	19,928
Itron, Inc.*	5,049	324,146
KEMET Corp.*	8,280	153,594
Kimball Electronics, Inc.*	3,816	74,984
Knowles Corp.*(a)	13,199	219,367
Maxwell Technologies, Inc.*(a)	5,280	18,427
Mesa Laboratories, Inc.	521	96,708
Methode Electronics, Inc.	5,497	198,991
MTS Systems Corp.	2,785	152,479

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

7

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Napco Security Technologies, Inc.*	1,749	$26,148
nLight, Inc.*(a)	1,017	22,588
Novanta, Inc.*	4,977	340,427
OSI Systems, Inc.*	2,536	193,522
PAR Technology Corp.*	1,652	36,707
Park Electrochemical Corp.	2,802	54,611
PC Connection, Inc.	1,672	65,024
Plexus Corp.*(a)	4,840	283,188
Rogers Corp.*	2,791	411,170
Sanmina Corp.*	10,335	285,246
ScanSource, Inc.*	3,774	150,583
SYNNEX Corp.	4,575	387,502
Tech Data Corp.*(a)	5,670	405,802
TTM Technologies, Inc.*(a)	13,986	222,517
Vishay Intertechnology, Inc.(a)	19,654	399,959
Vishay Precision Group, Inc.*	1,469	54,941

		7,833,320

Energy Equipment & Services 1.8%
Archrock, Inc.	19,321	235,716
Basic Energy Services, Inc.*(a)	3,056	30,530
Bristow Group, Inc.*(a)	4,679	56,756
C&J Energy Services, Inc.*(a)	9,816	204,173
Cactus, Inc., Class A*	5,726	219,191
CARBO Ceramics, Inc.*(a)	3,321	24,077
Covia Holdings Corp.*	4,488	40,257
Dawson Geophysical Co.*	3,023	18,712
Diamond Offshore Drilling, Inc.*(a)	9,717	194,340
Dril-Quip, Inc.*(a)	5,657	295,578
Era Group, Inc.*	2,867	35,408
Exterran Corp.*	4,892	129,785
Forum Energy Technologies, Inc.*	12,178	126,042
Frank’s International NV*	10,758	93,380
FTS International, Inc.*	5,014	59,115
Gulfmark Offshore, Inc.*(a)	538	20,067
Helix Energy Solutions Group, Inc.*(a)	21,148	208,942
Independence Contract Drilling, Inc.*	5,014	24,769
ION Geophysical Corp.*	1,557	24,211
Keane Group, Inc.*	8,188	101,286
Key Energy Services, Inc.*	1,491	17,057
KLX Energy Services Holdings, Inc.*	3,054	97,759
Liberty Oilfield Services, Inc., Class A(a)	6,628	142,966
Mammoth Energy Services, Inc.	1,890	54,999
Matrix Service Co.*	3,796	93,571
McDermott International, Inc.*	26,780	493,555
Natural Gas Services Group, Inc.*	1,796	37,896
NCS Multistage Holdings, Inc.*(a)	1,536	25,359
Newpark Resources, Inc.*	12,925	133,774
Nine Energy Service, Inc.*	2,277	69,631
Noble Corp. plc*(a)	36,556	256,989
Ocean Rig UDW, Inc., Class A*	8,169	282,811
Oceaneering International, Inc.*(a)	14,827	409,225
Oil States International, Inc.*(a)	9,052	300,526
PHI, Inc.(Non-Voting)*	1,691	15,794
Pioneer Energy Services Corp.*	11,015	32,494
Profire Energy, Inc.*	3,381	10,785
ProPetro Holding Corp.*(a)	10,453	172,370
Quintana Energy Services, Inc.*(a)	746	5,476
RigNet, Inc.*	1,939	39,459
Rowan Cos. plc, Class A*(a)	19,139	360,387
SEACOR Holdings, Inc.*	2,516	124,316
SEACOR Marine Holdings, Inc.*	2,349	53,158
Select Energy Services, Inc., Class A*	6,647	78,701
Smart Sand, Inc.*(a)	3,181	13,074
Solaris Oilfield Infrastructure, Inc., Class A*(a)	3,813	72,028
Superior Energy Services, Inc.*	22,693	221,030
TETRA Technologies, Inc.*	18,055	81,428
Tidewater, Inc.*(a)	3,522	109,851
Unit Corp.*	7,771	202,512
US Silica Holdings, Inc.(a)	11,706	220,424

		6,371,740

Entertainment 0.5%
AMC Entertainment Holdings, Inc., Class A(a)	7,704	157,932
Eros International plc*	5,419	65,299
IMAX Corp.*	8,107	209,161
Liberty Media Corp.-Liberty Braves, Class C*	5,207	141,891
Liberty Media Corp-Liberty Braves, Class A*	1,426	38,901
LiveXLive Media, Inc.*	1,475	5,782
Marcus Corp. (The)	2,909	122,323
Pandora Media, Inc.*(a)	38,339	364,604
Reading International, Inc., Class A*	2,427	38,347
Rosetta Stone, Inc.*	2,880	57,283
World Wrestling Entertainment, Inc., Class A	6,391	618,201

		1,819,724

Equity Real Estate Investment Trusts (REITs) 6.2%
Acadia Realty Trust	12,132	340,060
Agree Realty Corp.	4,664	247,752
Alexander & Baldwin, Inc.	10,214	231,756
Alexander’s, Inc.	324	111,229
American Assets Trust, Inc.	5,811	216,692
Americold Realty Trust	12,884	322,358
Armada Hoffler Properties, Inc.	7,657	115,697
Ashford Hospitality Trust, Inc.	12,727	81,326
Bluerock Residential Growth REIT, Inc.	3,340	32,732
Braemar Hotels & Resorts, Inc.	4,559	53,659
BRT Apartments Corp.	1,211	14,580
CareTrust REIT, Inc.	10,927	193,517
CatchMark Timber Trust, Inc., Class A	7,202	82,319
CBL & Associates Properties, Inc.	25,168	100,420
Cedar Realty Trust, Inc.	12,820	59,741
Chatham Lodging Trust	6,804	142,136
Chesapeake Lodging Trust	9,070	290,875
City Office REIT, Inc.	5,121	64,627
Clipper Realty, Inc.	2,339	31,647
Community Healthcare Trust, Inc.	2,763	85,598
CoreCivic, Inc.	17,738	431,566
CorEnergy Infrastructure Trust, Inc.	1,869	70,237
CorePoint Lodging, Inc.	6,147	119,559
Cousins Properties, Inc.	62,911	559,279
DiamondRock Hospitality Co.	30,719	358,491
Easterly Government Properties, Inc.	9,238	178,940
EastGroup Properties, Inc.	5,228	499,901
Farmland Partners, Inc.	4,621	30,961

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

8

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	18,633	$585,076
Four Corners Property Trust, Inc.	10,192	261,832
Franklin Street Properties Corp.	15,181	121,296
Front Yard Residential Corp.	7,172	77,816
GEO Group, Inc. (The)	18,005	453,006
Getty Realty Corp.	4,806	137,259
Gladstone Commercial Corp.	4,110	78,706
Gladstone Land Corp.	1,931	23,829
Global Medical REIT, Inc.	2,681	25,255
Global Net Lease, Inc.	11,111	231,664
Government Properties Income Trust	14,108	159,279
Gramercy Property Trust	24,023	659,191
Healthcare Realty Trust, Inc.	18,610	544,529
Hersha Hospitality Trust	5,296	120,060
Independence Realty Trust, Inc.	13,063	137,553
Industrial Logistics Properties Trust	2,925	67,304
InfraREIT, Inc.	6,556	138,659
Innovative Industrial Properties, Inc.	937	45,201
Investors Real Estate Trust	17,532	104,841
iStar, Inc.	9,512	106,249
Jernigan Capital, Inc.	2,837	54,726
Kite Realty Group Trust	12,407	206,577
LaSalle Hotel Properties	16,533	571,876
Lexington Realty Trust	32,879	272,896
LTC Properties, Inc.	5,952	262,543
Mack-Cali Realty Corp.	13,542	287,903
MedEquities Realty Trust, Inc.	4,208	40,902
Monmouth Real Estate Investment Corp.	11,757	196,577
National Health Investors, Inc.	6,107	461,628
National Storage Affiliates Trust	8,587	218,453
New Senior Investment Group, Inc.	10,983	64,800
NexPoint Residential Trust, Inc.	2,492	82,734
NorthStar Realty Europe Corp.	6,954	98,469
One Liberty Properties, Inc.	2,150	59,727
Pebblebrook Hotel Trust	10,437	379,594
Pennsylvania REIT	9,910	93,749
Physicians Realty Trust	27,728	467,494
Piedmont Office Realty Trust, Inc., Class A	19,351	366,314
PotlatchDeltic Corp.	9,143	374,406
Preferred Apartment Communities, Inc., Class A	6,019	105,814
PS Business Parks, Inc.	2,951	375,043
QTS Realty Trust, Inc., Class A	7,610	324,719
Ramco-Gershenson Properties Trust	11,941	162,398
Retail Opportunity Investments Corp.	16,948	316,419
Rexford Industrial Realty, Inc.	13,577	433,921
RLJ Lodging Trust	25,884	570,225
Ryman Hospitality Properties, Inc.	6,705	577,770
Sabra Health Care REIT, Inc.	26,740	618,229
Safety Income & Growth, Inc.	1,151	21,558
Saul Centers, Inc.	1,823	102,088
Select Income REIT	9,480	207,991
Seritage Growth Properties, Class A	4,857	230,659
Spirit MTA REIT	6,369	73,371
STAG Industrial, Inc.	15,864	436,260
Summit Hotel Properties, Inc.	15,476	209,390
Sunstone Hotel Investors, Inc.	33,894	554,506
Tanger Factory Outlet Centers, Inc.	13,540	309,795
Terreno Realty Corp.	8,457	318,829
Tier REIT, Inc.	7,775	187,377
UMH Properties, Inc.	4,974	77,793
Universal Health Realty Income Trust	1,945	144,727
Urban Edge Properties	16,545	365,314
Urstadt Biddle Properties, Inc., Class A	4,310	91,760
Washington Prime Group, Inc.	27,979	204,247
Washington REIT	12,090	370,558
Whitestone REIT	6,013	83,460
Xenia Hotels & Resorts, Inc.	16,905	400,649

		21,582,498

Food & Staples Retailing 0.6%
Andersons, Inc. (The)	4,093	154,101
BJ’s Wholesale Club Holdings, Inc.*	6,501	174,097
Chefs’ Warehouse, Inc. (The)*(a)	3,293	119,701
Ingles Markets, Inc., Class A	2,038	69,801
Natural Grocers by Vitamin Cottage, Inc.*	1,316	22,227
Performance Food Group Co.*	15,283	508,924
PriceSmart, Inc.(a)	3,320	268,754
Rite Aid Corp.*(a)	157,392	201,462
Smart & Final Stores, Inc.*	3,274	18,662
SpartanNash Co.	5,306	106,438
SUPERVALU, Inc.*(a)	5,657	182,269
United Natural Foods, Inc.*	7,495	224,475
Village Super Market, Inc., Class A	1,159	31,525
Weis Markets, Inc.(a)	1,388	60,239

		2,142,675

Food Products 1.0%
Alico, Inc.	445	15,041
B&G Foods, Inc.(a)	9,830	269,833
Calavo Growers, Inc.(a)	2,414	233,192
Cal-Maine Foods, Inc.	4,652	224,692
Darling Ingredients, Inc.*	24,334	470,133
Dean Foods Co.	13,163	93,457
Farmer Brothers Co.*	1,486	39,230
Fresh Del Monte Produce, Inc.	4,514	152,979
Freshpet, Inc.*	3,857	141,552
Hostess Brands, Inc.*(a)	14,564	161,223
J&J Snack Foods Corp.	2,247	339,050
John B Sanfilippo & Son, Inc.	1,243	88,725
Lancaster Colony Corp.	2,799	417,639
Landec Corp.*	3,904	56,218
Limoneira Co.	2,345	61,228
Sanderson Farms, Inc.(a)	3,045	314,762
Seneca Foods Corp., Class A*	1,005	33,869
Simply Good Foods Co. (The)*	8,862	172,366
Tootsie Roll Industries, Inc.(a)	2,472	72,306

		3,357,495

Gas Utilities 0.9%
Chesapeake Utilities Corp.	2,367	198,591
New Jersey Resources Corp.	13,077	602,850
Northwest Natural Gas Co.(a)	4,217	282,117
ONE Gas, Inc.	7,797	641,537
RGC Resources, Inc.	989	26,416
South Jersey Industries, Inc.(a)	12,781	450,786
Southwest Gas Holdings, Inc.	7,257	573,521
Spire, Inc.	7,402	544,417

		3,320,235

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

9

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Equipment & Supplies 3.7%
Accuray, Inc.*	12,089	$54,400
AngioDynamics, Inc.*	5,269	114,548
Anika Therapeutics, Inc.*	2,063	87,017
Antares Pharma, Inc.*	20,797	69,878
AtriCure, Inc.*	4,956	173,609
Atrion Corp.(a)	213	147,992
Avanos Medical, Inc.*(a)	7,019	480,801
AxoGen, Inc.*(a)	5,149	189,741
Cardiovascular Systems, Inc.*	4,912	192,256
Cerus Corp.*	19,337	139,420
CONMED Corp.	3,796	300,719
CryoLife, Inc.*(a)	5,245	184,624
CryoPort, Inc.*(a)	3,662	46,910
Cutera, Inc.*(a)	1,910	62,170
CytoSorbents Corp.*	4,163	53,703
ElectroCore LLC*	992	13,888
Endologix, Inc.*	11,900	22,729
FONAR Corp.*	897	22,335
GenMark Diagnostics, Inc.*	7,385	54,280
Glaukos Corp.*	4,936	320,346
Globus Medical, Inc., Class A*	10,807	613,405
Haemonetics Corp.*	7,761	889,255
Helius Medical Technologies, Inc.*(a)	2,026	19,835
Heska Corp.*	1,013	114,783
Inogen, Inc.*(a)	2,635	643,256
Integer Holdings Corp.*	4,667	387,128
IntriCon Corp.*	1,088	61,146
Invacare Corp.	4,699	68,370
iRadimed Corp.*(a)	526	19,541
iRhythm Technologies, Inc.*	3,677	348,065
K2M Group Holdings, Inc.*(a)	6,210	169,968
Lantheus Holdings, Inc.*	5,503	82,270
LeMaitre Vascular, Inc.(a)	2,380	92,201
LivaNova plc*	7,273	901,634
Meridian Bioscience, Inc.	6,024	89,758
Merit Medical Systems, Inc.*	7,969	489,695
Natus Medical, Inc.*(a)	4,765	169,872
Neogen Corp.*	7,506	536,904
Neuronetics, Inc.*	991	31,771
Nevro Corp.*	4,330	246,810
Novocure Ltd.*(a)	11,054	579,230
NuVasive, Inc.*(a)	7,680	545,126
Nuvectra Corp.*	2,049	45,037
NxStage Medical, Inc.*	9,768	272,430
OraSure Technologies, Inc.*	8,885	137,273
Orthofix Medical, Inc.*	2,620	151,462
OrthoPediatrics Corp.*(a)	1,019	37,336
Oxford Immunotec Global plc*	3,661	59,418
Pulse Biosciences, Inc.*(a)	1,727	24,506
Quidel Corp.*	5,119	333,605
Rockwell Medical, Inc.*(a)	6,905	29,139
RTI Surgical, Inc.*	7,941	35,735
SeaSpine Holdings Corp.*	1,700	26,452
Senseonics Holdings, Inc.*(a)	12,867	61,376
Sientra, Inc.*	3,410	81,431
STAAR Surgical Co.*	6,578	315,744
Surmodics, Inc.*	1,946	145,269
Tactile Systems Technology, Inc.*	2,553	181,391
Tandem Diabetes Care, Inc.*	7,621	326,484
TransEnterix, Inc.*(a)	22,968	133,214
Utah Medical Products, Inc.	493	46,441
Varex Imaging Corp.*	5,680	162,789
ViewRay, Inc.*(a)	9,076	84,951
Wright Medical Group NV*	18,544	538,147

		13,061,019

Health Care Providers & Services 1.9%
AAC Holdings, Inc.*(a)	1,659	12,658
Addus HomeCare Corp.*(a)	1,433	100,525
Amedisys, Inc.*(a)	3,997	499,465
American Renal Associates Holdings, Inc.*	1,974	42,737
AMN Healthcare Services, Inc.*(a)	7,023	384,158
Apollo Medical Holdings, Inc.*(a)	556	12,271
BioScrip, Inc.*	19,224	59,594
BioTelemetry, Inc.*	4,878	314,387
Brookdale Senior Living, Inc.*(a)	28,109	276,311
Capital Senior Living Corp.*(a)	3,553	33,540
Civitas Solutions, Inc.*	2,321	34,235
Community Health Systems, Inc.*(a)	12,284	42,503
CorVel Corp.*	1,351	81,398
Cross Country Healthcare, Inc.*(a)	5,144	44,907
Diplomat Pharmacy, Inc.*(a)	8,371	162,481
Ensign Group, Inc. (The)	7,589	287,775
Genesis Healthcare, Inc.*	8,300	11,205
HealthEquity, Inc.*(a)	8,091	763,871
LHC Group, Inc.*(a)	4,410	454,186
LifePoint Health, Inc.*	5,424	349,306
Magellan Health, Inc.*	3,629	261,469
National HealthCare Corp.	1,834	138,229
National Research Corp.	1,689	65,195
Owens & Minor, Inc.(a)	9,188	151,786
Patterson Cos., Inc.(a)	12,284	300,344
PetIQ, Inc.*	1,506	59,201
Providence Service Corp. (The)*	1,637	110,137
Quorum Health Corp.*(a)	4,229	24,782
R1 RCM, Inc.*	15,262	155,062
RadNet, Inc.*	5,856	88,133
Select Medical Holdings Corp.*	16,203	298,135
Surgery Partners, Inc.*	2,727	44,996
Tenet Healthcare Corp.*	12,685	361,015
Tivity Health, Inc.*(a)	5,920	190,328
Triple-S Management Corp., Class B*	3,303	62,394
US Physical Therapy, Inc.(a)	1,848	219,173

		6,497,892

Health Care Technology 1.1%
Allscripts Healthcare Solutions, Inc.*	26,181	373,079
Castlight Health, Inc., Class B*	11,594	31,304
Computer Programs & Systems, Inc.	1,638	43,980
Evolent Health, Inc., Class A*(a)	10,159	288,516
HealthStream, Inc.	4,044	125,404
HMS Holdings Corp.*	12,426	407,697
Inovalon Holdings, Inc., Class A*(a)	10,235	102,862
Inspire Medical Systems, Inc.*	1,145	48,182
Medidata Solutions, Inc.*(a)	8,651	634,205
NantHealth, Inc.*(a)	2,346	3,683
Omnicell, Inc.*(a)	5,849	420,543
Simulations Plus, Inc.	1,594	32,199
Tabula Rasa HealthCare, Inc.*(a)	2,582	209,633

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

10

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Health Care Technology (continued)
Teladoc Health, Inc.*(a)	10,026	$865,745
Vocera Communications, Inc.*(a)	4,404	161,098

		3,748,130

Hotels, Restaurants & Leisure 2.9%
BBX Capital Corp.	9,629	71,447
Belmond Ltd., Class A*(a)	13,249	241,794
Biglari Holdings, Inc., Class A*	14	12,908
BJ’s Restaurants, Inc.(a)	3,022	218,188
Bloomin’ Brands, Inc.	12,584	249,037
Bluegreen Vacations Corp.(a)	1,093	19,554
Bojangles’, Inc.*(a)	2,541	39,894
Boyd Gaming Corp.	12,406	419,943
Brinker International, Inc.	6,581	307,530
Carrols Restaurant Group, Inc.*	4,988	72,825
Century Casinos, Inc.*	3,736	27,871
Cheesecake Factory, Inc. (The)(a)	6,414	343,406
Churchill Downs, Inc.(a)	1,756	487,641
Chuy’s Holdings, Inc.*(a)	2,403	63,079
Cracker Barrel Old Country Store, Inc.(a)	2,859	420,645
Dave & Buster’s Entertainment, Inc.*(a)	5,974	395,598
Del Frisco’s Restaurant Group, Inc.*	5,267	43,716
Del Taco Restaurants, Inc.*	4,778	56,428
Denny’s Corp.*	9,237	135,969
Dine Brands Global, Inc.	2,487	202,218
Drive Shack, Inc.*(a)	8,998	53,628
El Pollo Loco Holdings, Inc.*	2,945	36,960
Eldorado Resorts, Inc.*(a)	9,814	476,960
Empire Resorts, Inc.*	444	4,129
Fiesta Restaurant Group, Inc.*	3,484	93,197
Golden Entertainment, Inc.*(a)	2,792	67,036
Habit Restaurants, Inc. (The), Class A*	2,927	46,686
International Speedway Corp., Class A	3,640	159,432
J Alexander’s Holdings, Inc.*	1,877	22,336
Jack in the Box, Inc.	4,096	343,368
Lindblad Expeditions Holdings, Inc.*	2,911	43,287
Marriott Vacations Worldwide Corp.	5,865	655,414
Monarch Casino & Resort, Inc.*	1,596	72,538
Nathan’s Famous, Inc.	411	33,866
Noodles & Co.*(a)	1,693	20,485
OBH, Inc.*	149	27,021
Papa John’s International, Inc.(a)	3,356	172,096
Penn National Gaming, Inc.*	12,262	403,665
Pinnacle Entertainment, Inc.*	8,176	275,449
Planet Fitness, Inc., Class A*	13,192	712,764
PlayAGS, Inc.*	3,373	99,402
Potbelly Corp.*(a)	3,312	40,738
RCI Hospitality Holdings, Inc.	1,313	38,878
Red Lion Hotels Corp.*	2,434	30,425
Red Robin Gourmet Burgers, Inc.*(a)	1,860	74,679
Red Rock Resorts, Inc., Class A(a)	10,384	276,734
Ruth’s Hospitality Group, Inc.	4,228	133,393
Scientific Games Corp.*(a)	8,443	214,452
SeaWorld Entertainment, Inc.*	8,233	258,763
Shake Shack, Inc., Class A*	3,816	240,446
Sonic Corp.	5,205	225,585
Speedway Motorsports, Inc.	1,696	30,274
Texas Roadhouse, Inc.	10,221	708,213
Town Sports International Holdings, Inc.*	2,108	18,234
Wingstop, Inc.	4,330	295,609
Zoe’s Kitchen, Inc.*	2,765	35,171

		10,271,004

Household Durables 1.5%
AV Homes, Inc.*	1,757	35,140
Bassett Furniture Industries, Inc.	1,476	31,365
Beazer Homes USA, Inc.*	4,524	47,502
Cavco Industries, Inc.*	1,278	323,334
Century Communities, Inc.*	3,774	99,067
Ethan Allen Interiors, Inc.	3,610	74,908
Flexsteel Industries, Inc.	1,117	33,220
GoPro, Inc., Class A*(a)	16,843	121,270
Green Brick Partners, Inc.*	3,532	35,673
Hamilton Beach Brands Holding Co., Class A	961	21,084
Helen of Troy Ltd.*	3,966	519,149
Hooker Furniture Corp.	1,670	56,446
Hovnanian Enterprises, Inc., Class A*(a)	17,877	28,603
Installed Building Products, Inc.*	3,239	126,321
iRobot Corp.*(a)	3,990	438,581
KB Home	13,122	313,747
La-Z-Boy, Inc.	6,969	220,220
LGI Homes, Inc.*(a)	2,720	129,037
Lifetime Brands, Inc.	1,455	15,860
Lovesac Co. (The)*(a)	595	14,863
M/I Homes, Inc.*	4,082	97,682
MDC Holdings, Inc.(a)	6,814	201,558
Meritage Homes Corp.*	5,859	233,774
New Home Co., Inc. (The)*	1,805	14,548
Purple Innovation, Inc.*(a)	809	4,692
Roku, Inc.*	6,467	472,285
Skyline Champion Corp.	4,308	123,080
Sonos, Inc.*(a)	2,574	41,287
Taylor Morrison Home Corp., Class A*	16,948	305,742
TopBuild Corp.*	5,418	307,851
TRI Pointe Group, Inc.*(a)	22,493	278,913
Tupperware Brands Corp.(a)	7,604	254,354
Turtle Beach Corp.*(a)	1,155	23,031
Universal Electronics, Inc.*	2,042	80,353
Vuzix Corp.*	3,448	22,584
William Lyon Homes, Class A*	4,636	73,666
ZAGG, Inc.*	3,936	58,056

		5,278,846

Household Products 0.2%
Central Garden & Pet Co.*	1,491	53,736
Central Garden & Pet Co., Class A*	6,179	204,772
Oil-Dri Corp. of America	733	28,264
WD-40 Co.(a)	2,030	349,363

		636,135

Independent Power and Renewable Electricity Producers 0.3%
Atlantic Power Corp.*(a)	16,718	36,780
Clearway Energy, Inc., Class A(a)	5,446	103,692
Clearway Energy, Inc., Class C	10,058	193,616
Ormat Technologies, Inc.(a)	5,922	320,439
Pattern Energy Group, Inc., Class A	12,256	243,527

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

11

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Independent Power and Renewable Electricity Producers (continued)
TerraForm Power, Inc., Class A	10,816	$124,925

		1,022,979

Industrial Conglomerates 0.1%
Raven Industries, Inc.	5,391	246,638

Insurance 2.6%
Ambac Financial Group, Inc.*	6,561	133,976
American Equity Investment Life Holding Co.	13,356	472,268
AMERISAFE, Inc.	2,763	171,168
AmTrust Financial Services, Inc.	16,562	240,480
Argo Group International Holdings Ltd.	4,924	310,458
Citizens, Inc.*(a)	7,626	64,058
CNO Financial Group, Inc.	24,563	521,227
Crawford & Co., Class B	1,796	16,541
Donegal Group, Inc., Class A	1,265	17,976
eHealth, Inc.*	2,761	78,026
EMC Insurance Group, Inc.	1,276	31,543
Employers Holdings, Inc.	4,749	215,130
Enstar Group Ltd.*	1,812	377,802
FBL Financial Group, Inc., Class A	1,512	113,778
FedNat Holding Co.	1,723	43,902
Genworth Financial, Inc., Class A*	75,465	314,689
Global Indemnity Ltd.	1,184	44,637
Goosehead Insurance, Inc., Class A*(a)	1,401	47,452
Greenlight Capital Re Ltd., Class A*	4,316	53,518
Hallmark Financial Services, Inc.*	1,950	21,450
HCI Group, Inc.	1,136	49,700
Health Insurance Innovations, Inc., Class A*	1,911	117,813
Heritage Insurance Holdings, Inc.(a)	3,127	46,342
Horace Mann Educators Corp.(a)	6,062	272,184
Independence Holding Co.	682	24,484
Investors Title Co.	213	35,763
James River Group Holdings Ltd.	3,851	164,130
Kemper Corp.	7,828	629,763
Kingstone Cos., Inc.	1,322	25,118
Kinsale Capital Group, Inc.	2,979	190,239
Maiden Holdings Ltd.	10,147	28,919
MBIA, Inc.*(a)	13,199	141,097
National General Holdings Corp.	9,193	246,740
National Western Life Group, Inc., Class A	351	112,039
Navigators Group, Inc. (The)	3,067	211,930
NI Holdings, Inc.*	1,490	25,136
Primerica, Inc.	6,404	772,002
ProAssurance Corp.(a)	7,822	367,243
Protective Insurance Corp., Class B	1,338	30,707
RLI Corp.(a)	5,879	461,972
Safety Insurance Group, Inc.	2,290	205,184
Selective Insurance Group, Inc.	8,697	552,259
State Auto Financial Corp.	2,491	76,075
Stewart Information Services Corp.	3,466	156,005
Third Point Reinsurance Ltd.*	11,560	150,280
Tiptree, Inc.	3,691	24,176
Trupanion, Inc.*(a)	3,788	135,345
United Fire Group, Inc.	3,061	155,407
United Insurance Holdings Corp.	2,985	66,804
Universal Insurance Holdings, Inc.	4,728	229,544

		8,994,479

Interactive Media & Services 0.5%
Care.com, Inc.*	2,873	63,522
Cargurus, Inc.*	7,447	414,724
Cars.com, Inc.*(a)	10,561	291,589
Meet Group, Inc. (The)*	9,706	48,045
QuinStreet, Inc.*	5,381	73,020
Travelzoo*	719	8,520
TrueCar, Inc.*	13,523	190,674
XO Group, Inc.*	3,561	122,783
Yelp, Inc.*(a)	12,121	596,353

		1,809,230

Internet & Direct Marketing Retail 1.0%
1-800-Flowers.com, Inc., Class A*	3,886	45,855
Duluth Holdings, Inc., Class B*(a)	1,084	34,103
Etsy, Inc.*(a)	17,853	917,287
Fluent, Inc.*(a)	5,585	12,008
Gaia, Inc.*(a)	1,635	25,179
Groupon, Inc.*(a)	65,901	248,447
Lands’ End, Inc.*	1,555	27,290
Leaf Group Ltd.*	2,081	20,810
Liberty Expedia Holdings, Inc., Class A*	8,313	391,044
Liberty TripAdvisor Holdings, Inc., Class A*	10,761	159,801
Liquidity Services, Inc.*	3,759	23,870
Nutrisystem, Inc.(a)	4,578	169,615
Overstock.com, Inc.*(a)	3,053	84,568
PetMed Express, Inc.(a)	3,005	99,195
Quotient Technology, Inc.*(a)	11,773	182,481
Remark Holdings, Inc.*(a)	4,060	12,951
Shutterfly, Inc.*	5,028	331,295
Shutterstock, Inc.(a)	2,817	153,752
Stamps.com, Inc.*	2,622	593,096

		3,532,647

IT Services 2.1%
Acxiom Holdings, Inc.*	11,487	567,573
Brightcove, Inc.*	4,982	41,849
CACI International, Inc., Class A*	3,671	676,015
Carbonite, Inc.*	4,740	168,981
Cardtronics plc, Class A*	5,867	185,632
Cass Information Systems, Inc.	1,737	113,113
ConvergeOne Holdings, Inc.	3,640	33,888
Convergys Corp.	13,711	325,499
CSG Systems International, Inc.(a)	4,969	199,456
Endurance International Group Holdings, Inc.*	10,405	91,564
Everi Holdings, Inc.*	9,403	86,226
EVERTEC, Inc.	9,039	217,840
Evo Payments, Inc., Class A*(a)	2,501	59,774
Exela Technologies, Inc.*(a)	6,956	49,596
ExlService Holdings, Inc.*	4,912	325,174
GTT Communications, Inc.*(a)	6,357	275,894
Hackett Group, Inc. (The)	3,416	68,832
I3 Verticals, Inc., Class A*	1,252	28,771
Information Services Group, Inc.*	4,839	23,130
Internap Corp.*(a)	2,936	37,082
Limelight Networks, Inc.*	15,825	79,441
ManTech International Corp., Class A	3,950	250,035
MAXIMUS, Inc.	9,523	619,566
MoneyGram International, Inc.*	4,205	22,497

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

12

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
IT Services (continued)
NIC, Inc.(a)	9,702	$143,590
Perficient, Inc.*	5,245	139,779
Perspecta, Inc.	21,382	549,945
PFSweb, Inc.*	2,251	16,657
Presidio, Inc.*	4,558	69,509
PRGX Global, Inc.*	3,011	26,196
Science Applications International Corp.	6,303	508,022
ServiceSource International, Inc.*	11,169	31,832
Sykes Enterprises, Inc.*	5,890	179,586
Syntel, Inc.*	5,317	217,891
Travelport Worldwide Ltd.	18,664	314,862
TTEC Holdings, Inc.	2,184	56,566
Tucows, Inc., Class A*(a)	1,418	79,054
Unisys Corp.*(a)	7,598	154,999
Virtusa Corp.*	4,224	226,871
Web.com Group, Inc.*	5,976	166,730

		7,429,517

Leisure Products 0.4%
Acushnet Holdings Corp.	5,175	141,950
American Outdoor Brands Corp.*	7,793	121,025
Callaway Golf Co.	14,099	342,465
Clarus Corp.	2,997	33,117
Escalade, Inc.	1,601	20,573
Johnson Outdoors, Inc., Class A	702	65,279
Malibu Boats, Inc., Class A*	3,079	168,483
Marine Products Corp.	1,164	26,644
MCBC Holdings, Inc.*	2,667	95,692
Nautilus, Inc.*	4,377	61,059
Sturm Ruger & Co., Inc.(a)	2,545	175,732
Vista Outdoor, Inc.*(a)	8,451	151,189

		1,403,208

Life Sciences Tools & Services 0.5%
Accelerate Diagnostics, Inc.*(a)	3,805	87,325
Cambrex Corp.*(a)	4,927	337,007
ChromaDex Corp.*(a)	5,713	24,509
Codexis, Inc.*(a)	7,498	128,591
Enzo Biochem, Inc.*	6,392	26,335
Fluidigm Corp.*(a)	3,981	29,818
Harvard Bioscience, Inc.*	4,745	24,911
Luminex Corp.	6,142	186,164
Medpace Holdings, Inc.*	3,246	194,468
NanoString Technologies, Inc.*	3,805	67,843
NeoGenomics, Inc.*	9,626	147,759
Pacific Biosciences of California, Inc.*(a)	18,435	99,733
Quanterix Corp.*	1,315	28,167
Syneos Health, Inc.*	9,266	477,662

		1,860,292

Machinery 3.8%
Actuant Corp., Class A(a)	9,039	252,188
Alamo Group, Inc.	1,440	131,918
Albany International Corp., Class A	4,308	342,486
Altra Industrial Motion Corp.(a)	8,958	369,965
American Railcar Industries, Inc.(a)	1,059	48,820
Astec Industries, Inc.(a)	3,400	171,394
Barnes Group, Inc.	7,156	508,291
Blue Bird Corp.*	2,159	52,895
Briggs & Stratton Corp.	6,037	116,092
Chart Industries, Inc.*	4,625	362,276
CIRCOR International, Inc.(a)	2,388	113,430
Columbus McKinnon Corp.(a)	3,342	132,143
Commercial Vehicle Group, Inc.*	4,548	41,660
DMC Global, Inc.	2,040	83,232
Douglas Dynamics, Inc.	3,334	146,363
Eastern Co. (The)	820	23,288
Energy Recovery, Inc.*(a)	5,271	47,175
EnPro Industries, Inc.	3,125	227,906
ESCO Technologies, Inc.(a)	3,792	258,046
Evoqua Water Technologies Corp.*	11,319	201,252
Federal Signal Corp.	8,810	235,932
Franklin Electric Co., Inc.	7,079	334,483
FreightCar America, Inc.*	1,762	28,315
Gencor Industries, Inc.*	1,310	15,785
Global Brass & Copper Holdings, Inc.	3,228	119,113
Gorman-Rupp Co. (The)	2,571	93,841
Graham Corp.	1,391	39,184
Greenbrier Cos., Inc. (The)	4,869	292,627
Harsco Corp.*	12,269	350,280
Hillenbrand, Inc.	9,383	490,731
Hurco Cos., Inc.	900	40,590
Hyster-Yale Materials Handling, Inc.	1,494	91,926
John Bean Technologies Corp.	4,675	557,727
Kadant, Inc.	1,635	176,335
Kennametal, Inc.	12,248	533,523
LB Foster Co., Class A*	1,468	30,167
Lindsay Corp.	1,581	158,479
Lydall, Inc.*	2,577	111,069
Manitex International, Inc.*	2,125	22,376
Manitowoc Co., Inc. (The)*	5,237	125,636
Meritor, Inc.*	12,500	242,000
Milacron Holdings Corp.*	10,263	207,826
Miller Industries, Inc.	1,610	43,309
Mueller Industries, Inc.	8,461	245,200
Mueller Water Products, Inc., Class A	23,388	269,196
Navistar International Corp.*	7,293	280,780
NN, Inc.	4,249	66,284
Omega Flex, Inc.	425	30,243
Park-Ohio Holdings Corp.	1,282	49,165
Proto Labs, Inc.*	4,062	657,028
RBC Bearings, Inc.*	3,563	535,733
REV Group, Inc.(a)	4,408	69,206
Rexnord Corp.*	15,722	484,238
Spartan Motors, Inc.	4,941	72,880
SPX Corp.*	6,366	212,051
SPX FLOW, Inc.*	6,381	331,812
Standex International Corp.	1,924	200,577
Sun Hydraulics Corp.(a)	4,224	231,391
Tennant Co.(a)	2,635	200,128
Titan International, Inc.	7,207	53,476
TriMas Corp.*	6,807	206,933
Twin Disc, Inc.*	1,240	28,570
Wabash National Corp.	8,446	153,971
Watts Water Technologies, Inc., Class A	4,206	349,098
Woodward, Inc.	8,013	647,931

		13,347,965

Marine 0.1%
Costamare, Inc.	7,377	47,877
Eagle Bulk Shipping, Inc.*	7,115	39,986

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

13

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Marine (continued)
Genco Shipping & Trading Ltd.*	1,113	$15,582
Matson, Inc.	6,275	248,741
Safe Bulkers, Inc.*	7,148	20,586
Scorpio Bulkers, Inc.	8,714	63,177

		435,949

Media 1.3%
Beasley Broadcast Group, Inc., Class A	672	4,637
Boston Omaha Corp., Class A*(a)	736	22,006
Cardlytics, Inc.*(a)	793	19,857
Central European Media Enterprises Ltd., Class A*	11,963	44,861
Clear Channel Outdoor Holdings, Inc., Class A	5,343	31,791
Daily Journal Corp.*(a)	163	39,283
Emerald Expositions Events, Inc.	3,660	60,317
Entercom Communications Corp., Class A(a)	19,206	151,727
Entravision Communications Corp., Class A	9,619	47,133
EW Scripps Co. (The), Class A(a)	6,879	113,503
Gannett Co., Inc.(a)	16,902	169,189
Gray Television, Inc.*(a)	11,937	208,897
Hemisphere Media Group, Inc.*	2,604	36,326
Liberty Latin America Ltd., Class A*	6,440	134,210
Liberty Latin America Ltd., Class C*	17,093	352,628
Loral Space & Communications, Inc.*	1,857	84,308
MDC Partners, Inc., Class A*	8,253	34,250
Meredith Corp.(a)	5,921	302,267
MSG Networks, Inc., Class A*	8,957	231,091
National CineMedia, Inc.	11,397	120,694
New Media Investment Group, Inc.(a)	8,840	138,700
New York Times Co. (The), Class A	19,673	455,430
Nexstar Media Group, Inc., Class A(a)	6,723	547,252
Saga Communications, Inc., Class A	572	20,678
Scholastic Corp.	4,298	200,674
Sinclair Broadcast Group, Inc., Class A	10,789	305,868
TechTarget, Inc.*	3,064	59,503
TEGNA, Inc.	32,580	389,657
tronc, Inc.*	2,532	41,347
WideOpenWest, Inc.*(a)	4,636	51,970

		4,420,054

Metals & Mining 1.3%
AK Steel Holding Corp.*(a)	47,056	230,574
Allegheny Technologies, Inc.*	18,854	557,136
Carpenter Technology Corp.	6,991	412,119
Century Aluminum Co.*	7,207	86,268
Cleveland-Cliffs, Inc.*(a)	44,505	563,433
Coeur Mining, Inc.*	27,656	147,406
Commercial Metals Co.	17,526	359,634
Compass Minerals International, Inc.(a)	5,085	341,712
Gold Resource Corp.	7,640	39,270
Haynes International, Inc.	1,795	63,722
Hecla Mining Co.	68,199	190,275
Kaiser Aluminum Corp.	2,426	264,580
Materion Corp.	3,001	181,560
Olympic Steel, Inc.	1,332	27,799
Ramaco Resources, Inc.*	724	5,401
Ryerson Holding Corp.*	2,323	26,250
Schnitzer Steel Industries, Inc., Class A	3,823	103,412
SunCoke Energy, Inc.*	9,874	114,736
Synalloy Corp.	1,236	28,243
Tahoe Resources, Inc.*	45,845	127,908
TimkenSteel Corp.*	5,735	85,279
Universal Stainless & Alloy Products, Inc.*	1,059	27,015
Warrior Met Coal, Inc.(a)	6,474	175,057
Worthington Industries, Inc.(a)	6,294	272,908

		4,431,697

Mortgage Real Estate Investment Trusts (REITs) 1.0%
AG Mortgage Investment Trust, Inc.	4,078	74,138
Annaly Capital Management, Inc.	6,271	64,154
Anworth Mortgage Asset Corp.	14,111	65,334
Apollo Commercial Real Estate Finance, Inc.	18,703	352,926
Arbor Realty Trust, Inc.	5,618	64,495
Ares Commercial Real Estate Corp.	3,875	54,134
ARMOUR Residential REIT, Inc.	6,669	149,719
Blackstone Mortgage Trust, Inc., Class A	16,317	546,783
Capstead Mortgage Corp.	13,779	108,992
Cherry Hill Mortgage Investment Corp.	2,567	46,463
Colony Credit Real Estate, Inc.	12,693	279,119
Dynex Capital, Inc.	7,492	47,799
Exantas Capital Corp.	4,355	47,818
Granite Point Mortgage Trust, Inc.	6,216	119,844
Great Ajax Corp.	2,292	31,194
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	7,688	165,061
Invesco Mortgage Capital, Inc.	16,904	267,421
KKR Real Estate Finance Trust, Inc.	2,915	58,796
Ladder Capital Corp.	12,860	217,848
New York Mortgage Trust, Inc.	22,116	134,465
Orchid Island Capital, Inc.	8,208	59,508
PennyMac Mortgage Investment Trust	7,542	152,650
Redwood Trust, Inc.	12,492	202,870
Sutherland Asset Management Corp.	2,536	42,224
TPG RE Finance Trust, Inc.	5,020	100,500
Western Asset Mortgage Capital Corp.	5,889	59,008

		3,513,263

Multiline Retail 0.3%
Big Lots, Inc.	6,048	252,746
Dillard’s, Inc., Class A(a)	1,740	132,832
JC Penney Co., Inc.*(a)	47,238	78,415
Ollie’s Bargain Outlet Holdings, Inc.*	7,432	714,215
Sears Holdings Corp.*(a)	6,057	5,862

		1,184,070

Multi-Utilities 0.4%
Avista Corp.	9,849	497,966
Black Hills Corp.	7,971	463,035
NorthWestern Corp.	7,561	443,528
Unitil Corp.	2,121	107,959

		1,512,488

Oil, Gas & Consumable Fuels 2.9%
Abraxas Petroleum Corp.*	22,223	51,780
Adams Resources & Energy, Inc.	314	13,332
Alta Mesa Resources, Inc.*(a)	14,129	59,059
Amyris, Inc.*	4,750	37,715
Approach Resources, Inc.*(a)	6,233	13,900
Arch Coal, Inc., Class A	2,736	244,598

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

14

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Ardmore Shipping Corp.*	4,651	$30,232
Berry Petroleum Corp.	1,902	33,513
Bonanza Creek Energy, Inc.*	2,729	81,270
California Resources Corp.*(a)	6,765	328,305
Callon Petroleum Co.*(a)	34,174	409,746
Carrizo Oil & Gas, Inc.*	13,104	330,221
Clean Energy Fuels Corp.*	19,741	51,327
Cloud Peak Energy, Inc.*(a)	10,714	24,642
CONSOL Energy, Inc.*	4,141	168,994
CVR Energy, Inc.(a)	2,281	91,742
Delek US Holdings, Inc.	12,495	530,163
Denbury Resources, Inc.*(a)	68,804	426,585
DHT Holdings, Inc.	13,875	65,213
Dorian LPG Ltd.*	4,119	32,828
Earthstone Energy, Inc., Class A*	2,672	25,063
Eclipse Resources Corp.*(a)	12,712	15,127
Energy Fuels, Inc.*	10,785	35,375
Energy XXI Gulf Coast, Inc.*	5,025	42,009
EP Energy Corp., Class A*(a)	5,583	13,064
Evolution Petroleum Corp.	3,685	40,719
Frontline Ltd.*(a)	11,135	64,694
GasLog Ltd.	5,896	116,446
Golar LNG Ltd.	14,202	394,816
Goodrich Petroleum Corp.*	1,267	17,789
Green Plains, Inc.(a)	5,950	102,340
Gulfport Energy Corp.*(a)	26,302	273,804
Halcon Resources Corp.*(a)	19,895	88,931
Hallador Energy Co.	2,389	14,860
HighPoint Resources Corp.*	16,014	78,148
International Seaways, Inc.*	3,221	64,484
Isramco, Inc.*	112	13,670
Jagged Peak Energy, Inc.*(a)	9,440	130,555
Laredo Petroleum, Inc.*	23,582	192,665
Lilis Energy, Inc.*(a)	6,203	30,395
Matador Resources Co.*(a)	15,782	521,595
Midstates Petroleum Co., Inc.*	2,252	20,065
NACCO Industries, Inc., Class A	590	19,323
NextDecade Corp.*	1,145	6,469
Nordic American Tankers Ltd.(a)	20,156	42,126
Northern Oil and Gas, Inc.*	29,279	117,116
Oasis Petroleum, Inc.*	40,430	573,297
Overseas Shipholding Group, Inc., Class A*	8,475	26,696
Panhandle Oil and Gas, Inc., Class A	2,292	42,287
Par Pacific Holdings, Inc.*	4,579	93,412
PDC Energy, Inc.*(a)	9,965	487,886
Peabody Energy Corp.	11,715	417,523
Penn Virginia Corp.*	1,830	147,388
Renewable Energy Group, Inc.*(a)	5,487	158,026
Resolute Energy Corp.*(a)	3,136	118,572
REX American Resources Corp.*	840	63,462
Ring Energy, Inc.*(a)	8,442	83,660
Rosehill Resources, Inc.*	249	1,519
Sanchez Energy Corp.*(a)	10,482	24,109
SandRidge Energy, Inc.*	4,659	50,643
Scorpio Tankers, Inc.	43,504	87,443
SemGroup Corp., Class A(a)	12,027	265,195
Ship Finance International Ltd.(a)	12,421	172,652
SilverBow Resources, Inc.*	1,010	26,937
Southwestern Energy Co.*	88,430	451,877
SRC Energy, Inc.*(a)	36,440	323,952
Talos Energy, Inc.*(a)	3,002	98,526
Teekay Corp.	10,178	68,600
Teekay Tankers Ltd., Class A	29,517	29,157
Tellurian, Inc.*(a)	12,801	114,825
Ultra Petroleum Corp.*	23,776	26,629
Uranium Energy Corp.*(a)	24,044	41,356
W&T Offshore, Inc.*(a)	13,563	130,747
WildHorse Resource Development Corp.*	4,005	94,678
World Fuel Services Corp.(a)	10,029	277,603
Zion Oil & Gas, Inc.*(a)	7,780	9,958

		10,015,428

Paper & Forest Products 0.6%
Boise Cascade Co.	5,931	218,261
Clearwater Paper Corp.*	2,340	69,498
KapStone Paper and Packaging Corp.	13,126	445,103
Louisiana-Pacific Corp.	21,437	567,866
Neenah, Inc.	2,487	214,628
PH Glatfelter Co.	6,491	124,043
Schweitzer-Mauduit International, Inc.	4,562	174,770
Verso Corp., Class A*	5,323	179,225

		1,993,394

Personal Products 0.4%
Edgewell Personal Care Co.*(a)	8,294	383,432
elf Beauty, Inc.*(a)	3,383	43,066
Inter Parfums, Inc.	2,620	168,859
Medifast, Inc.(a)	1,767	391,479
Natural Health Trends Corp.(a)	1,072	24,956
Nature’s Sunshine Products, Inc.*	1,586	13,877
Revlon, Inc., Class A*(a)	1,213	27,050
USANA Health Sciences, Inc.*	1,944	234,349

		1,287,068

Pharmaceuticals 2.2%
Aclaris Therapeutics, Inc.*(a)	3,991	57,949
Aerie Pharmaceuticals, Inc.*	5,338	328,554
Akcea Therapeutics, Inc.*(a)	1,882	65,908
Akorn, Inc.*(a)	13,777	178,825
Amneal Pharmaceuticals, Inc.*	12,968	287,760
Amphastar Pharmaceuticals, Inc.*	5,137	98,836
Ampio Pharmaceuticals, Inc.*	11,707	5,947
ANI Pharmaceuticals, Inc.*(a)	1,149	64,964
Aquestive Therapeutics, Inc.*	863	15,111
Aratana Therapeutics, Inc.*	5,934	34,655
Assembly Biosciences, Inc.*	3,169	117,697
Assertio Therapeutics, Inc.*	8,289	48,739
Clearside Biomedical, Inc.*	4,139	25,455
Collegium Pharmaceutical, Inc.*(a)	4,324	63,736
Corcept Therapeutics, Inc.*(a)	14,410	202,028
Corium International, Inc.*(a)	3,946	37,526
Cymabay Therapeutics, Inc.*	8,678	96,152
Dermira, Inc.*	4,871	53,094
Dova Pharmaceuticals, Inc.*(a)	1,740	36,488
Durect Corp.*	23,821	26,203
Eloxx Pharmaceuticals, Inc.*	3,166	53,949
Endo International plc*(a)	33,492	563,670
Endocyte, Inc.*(a)	9,582	170,176
Evolus, Inc.*	1,381	25,714
Horizon Pharma plc*	24,788	485,349

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

15

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Pharmaceuticals (continued)
Innovate Biopharmaceuticals, Inc.*(a)	2,736	$18,687
Innoviva, Inc.*	10,286	156,759
Intersect ENT, Inc.*	4,364	125,465
Intra-Cellular Therapies, Inc.*	6,610	143,437
Kala Pharmaceuticals, Inc.*	1,553	15,328
Lannett Co., Inc.*(a)	4,091	19,432
Liquidia Technologies, Inc.*	776	21,286
Mallinckrodt plc*	12,282	359,985
Marinus Pharmaceuticals, Inc.*	5,359	53,590
Medicines Co. (The)*(a)	10,336	309,150
Melinta Therapeutics, Inc.*	5,464	21,583
Menlo Therapeutics, Inc.*(a)	920	9,062
MyoKardia, Inc.*	5,086	331,607
Neos Therapeutics, Inc.*	4,570	22,165
Ocular Therapeutix, Inc.*	5,005	34,434
Odonate Therapeutics, Inc.*(a)	965	18,731
Omeros Corp.*(a)	6,921	168,942
Optinose, Inc.*(a)	2,919	36,283
Pacira Pharmaceuticals, Inc.*(a)	5,980	293,917
Paratek Pharmaceuticals, Inc.*(a)	4,717	45,755
Phibro Animal Health Corp., Class A	2,966	127,241
Prestige Consumer Healthcare, Inc.*(a)	7,808	295,845
Reata Pharmaceuticals, Inc., Class A*	2,795	228,519
resTORbio, Inc.*(a)	930	14,080
Revance Therapeutics, Inc.*	4,851	120,547
scPharmaceuticals, Inc.*(a)	1,069	6,275
Sienna Biopharmaceuticals, Inc.*	2,174	32,219
SIGA Technologies, Inc.*	7,633	52,591
Supernus Pharmaceuticals, Inc.*(a)	7,316	368,361
Teligent, Inc.*(a)	5,884	23,242
Tetraphase Pharmaceuticals, Inc.*	7,379	20,366
TherapeuticsMD, Inc.*(a)	27,386	179,652
Theravance Biopharma, Inc.*(a)	6,373	208,206
Tricida, Inc.*(a)	1,754	53,585
Verrica Pharmaceuticals, Inc.*	946	15,373
WaVe Life Sciences Ltd.*	2,599	129,950
Xeris Pharmaceuticals, Inc.*	1,006	17,686
Zogenix, Inc.*(a)	6,209	307,966
Zomedica Pharmaceuticals Corp.*	4,325	8,088

		7,559,875

Professional Services 1.4%
Acacia Research Corp.*	7,232	23,142
ASGN, Inc.*	7,574	597,816
Barrett Business Services, Inc.	1,027	68,583
BG Staffing, Inc.(a)	1,304	35,469
CBIZ, Inc.*	7,692	182,300
CRA International, Inc.	1,146	57,552
Exponent, Inc.	7,772	416,579
Forrester Research, Inc.	1,479	67,886
Franklin Covey Co.*	1,401	33,134
FTI Consulting, Inc.*	5,715	418,281
GP Strategies Corp.*	1,812	30,532
Heidrick & Struggles International, Inc.	2,838	96,066
Huron Consulting Group, Inc.*	3,328	164,403
ICF International, Inc.	2,681	202,282
InnerWorkings, Inc.*	6,701	53,072
Insperity, Inc.	5,749	678,095
Kelly Services, Inc., Class A	4,714	113,277
Kforce, Inc.	3,469	130,434
Korn/Ferry International	8,548	420,904
Mistras Group, Inc.*	2,516	54,522
Navigant Consulting, Inc.	6,638	153,072
Reis, Inc.	1,322	30,406
Resources Connection, Inc.	4,406	73,140
TriNet Group, Inc.*	6,471	364,447
TrueBlue, Inc.*	6,154	160,312
WageWorks, Inc.*(a)	6,024	257,526
Willdan Group, Inc.*	1,116	37,899

		4,921,131

Real Estate Management & Development 0.5%
Altisource Portfolio Solutions SA*(a)	1,580	50,923
American Realty Investors, Inc.*(a)	423	7,157
Consolidated-Tomoka Land Co.	563	35,064
Cushman & Wakefield plc*	6,701	113,850
Essential Properties Realty Trust, Inc.	5,562	78,925
Forestar Group, Inc.*	1,518	32,182
FRP Holdings, Inc.*	1,055	65,515
Griffin Industrial Realty, Inc.	155	6,045
HFF, Inc., Class A(a)	5,615	238,525
Kennedy-Wilson Holdings, Inc.(a)	18,742	402,953
Marcus & Millichap, Inc.*	2,885	100,138
Maui Land & Pineapple Co., Inc.*	983	12,582
Newmark Group, Inc., Class A	3,341	37,386
RE/MAX Holdings, Inc., Class A	2,666	118,237
Redfin Corp.*(a)	11,857	221,726
RMR Group, Inc. (The), Class A(a)	1,018	94,470
St Joe Co. (The)*(a)	5,150	86,520
Stratus Properties, Inc.*	863	26,408
Tejon Ranch Co.*	3,098	67,258
Transcontinental Realty Investors, Inc.*	231	7,367
Trinity Place Holdings, Inc.*	2,746	16,723

		1,819,954

Road & Rail 0.5%
ArcBest Corp.	3,819	185,413
Avis Budget Group, Inc.*	9,991	321,111
Covenant Transportation Group, Inc., Class A*	1,718	49,925
Daseke, Inc.*(a)	6,107	48,978
Heartland Express, Inc.	7,197	141,997
Hertz Global Holdings, Inc.*(a)	8,081	131,963
Marten Transport Ltd.	5,922	124,658
PAM Transportation Services, Inc.*(a)	334	21,740
Saia, Inc.*	3,858	294,944
Universal Logistics Holdings, Inc.	1,216	44,749
US Xpress Enterprises, Inc., Class A*	3,228	44,546
USA Truck, Inc.*	1,171	23,689
Werner Enterprises, Inc.(a)	7,159	253,071
YRC Worldwide, Inc.*	4,786	42,978

		1,729,762

Semiconductors & Semiconductor Equipment 2.4%
ACM Research, Inc., Class A*	1,173	12,985
Adesto Technologies Corp.*(a)	3,881	23,092
Advanced Energy Industries, Inc.*	5,970	308,350
Alpha & Omega Semiconductor Ltd.*	2,899	33,715
Ambarella, Inc.*(a)	4,848	187,521
Amkor Technology, Inc.*	15,471	114,331
Aquantia Corp.*(a)	3,101	39,662
Axcelis Technologies, Inc.*	4,771	93,750

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

16

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
AXT, Inc.*	5,390	$38,538
Brooks Automation, Inc.(a)	10,403	364,417
Cabot Microelectronics Corp.	3,791	391,117
CEVA, Inc.*	3,415	98,181
Cirrus Logic, Inc.*	9,253	357,166
Cohu, Inc.	4,296	107,830
Cree, Inc.*(a)	15,063	570,436
Diodes, Inc.*	6,153	204,833
Entegris, Inc.	21,093	610,642
FormFactor, Inc.*(a)	10,881	149,614
Ichor Holdings Ltd.*(a)	3,755	76,677
Impinj, Inc.*(a)	2,358	58,526
Inphi Corp.*	6,567	249,415
Integrated Device Technology, Inc.*	19,379	911,007
Kopin Corp.*(a)	8,949	21,657
Lattice Semiconductor Corp.*	17,749	141,992
MACOM Technology Solutions Holdings, Inc.*	6,679	137,587
MaxLinear, Inc.*(a)	9,282	184,526
Nanometrics, Inc.*	3,325	124,754
NeoPhotonics Corp.*(a)	4,762	39,525
NVE Corp.	694	73,481
PDF Solutions, Inc.*(a)	4,046	36,535
Photronics, Inc.*(a)	10,005	98,549
Power Integrations, Inc.(a)	4,402	278,206
Rambus, Inc.*	15,621	170,425
Rudolph Technologies, Inc.*	4,728	115,600
Semtech Corp.*(a)	9,846	547,438
Silicon Laboratories, Inc.*	6,441	591,284
SMART Global Holdings, Inc.*(a)	1,537	44,173
SunPower Corp.*(a)	9,459	69,051
Synaptics, Inc.*	5,366	244,797
Ultra Clean Holdings, Inc.*(a)	5,860	73,543
Veeco Instruments, Inc.*	7,247	74,282
Xcerra Corp.*	7,833	111,777
Xperi Corp.(a)	7,297	108,360

		8,289,347

Software 5.1%
8x8, Inc.*	13,756	292,315
A10 Networks, Inc.*	7,263	44,159
ACI Worldwide, Inc.*(a)	17,280	486,259
Agilysys, Inc.*	2,249	36,659
Alarm.com Holdings, Inc.*(a)	4,609	264,557
Altair Engineering, Inc., Class A*	4,546	197,524
Alteryx, Inc., Class A*(a)	4,299	245,946
Amber Road, Inc.*	3,587	34,507
American Software, Inc., Class A	4,026	48,835
Appfolio, Inc., Class A*	2,297	180,085
Apptio, Inc., Class A*	5,249	194,003
Asure Software, Inc.*(a)	1,451	18,021
Avalara, Inc.*	1,346	47,016
Avaya Holdings Corp.*	15,633	346,115
Benefitfocus, Inc.*(a)	3,405	137,732
Blackbaud, Inc.	7,205	731,163
Blackline, Inc.*(a)	5,389	304,317
Bottomline Technologies DE, Inc.*	6,020	437,714
Box, Inc., Class A*(a)	18,504	442,431
Carbon Black, Inc.*(a)	1,173	24,844
ChannelAdvisor Corp.*	3,709	46,177
Cision Ltd.*	8,146	136,853
Cloudera, Inc.*	15,482	273,257
CommVault Systems, Inc.*	5,890	412,300
Cornerstone OnDemand, Inc.*	8,151	462,569
Coupa Software, Inc.*	7,956	629,320
Digimarc Corp.*	1,703	53,559
Ebix, Inc.(a)	3,692	292,222
eGain Corp.*	2,585	20,938
Ellie Mae, Inc.*(a)	5,085	481,905
Envestnet, Inc.*(a)	6,596	402,026
Everbridge, Inc.*(a)	4,060	234,018
Five9, Inc.*	8,600	375,734
ForeScout Technologies, Inc.*	4,517	170,562
Fusion Connect, Inc.*(a)	3,119	8,016
Glu Mobile, Inc.*	16,316	121,554
Hortonworks, Inc.*	10,595	241,672
HubSpot, Inc.*(a)	5,428	819,357
Imperva, Inc.*	5,294	245,906
Instructure, Inc.*	4,792	169,637
j2 Global, Inc.(a)	7,031	582,518
LivePerson, Inc.*	8,743	226,881
Majesco*	423	3,194
MicroStrategy, Inc., Class A*	1,423	200,102
MINDBODY, Inc., Class A*(a)	6,570	267,071
Mitek Systems, Inc.*(a)	4,713	33,227
MobileIron, Inc.*(a)	10,494	55,618
Model N, Inc.*	3,818	60,515
Monotype Imaging Holdings, Inc.	6,436	130,007
New Relic, Inc.*(a)	6,634	625,122
NextGen Healthcare Information Systems LLC*	7,934	159,315
OneSpan, Inc.*	4,706	89,649
Park City Group, Inc.*(a)	1,959	19,786
Paylocity Holding Corp.*	4,323	347,223
Progress Software Corp.	6,954	245,407
PROS Holdings, Inc.*	4,724	165,434
Q2 Holdings, Inc.*	5,539	335,386
QAD, Inc., Class A	1,558	88,261
Qualys, Inc.*(a)	5,116	455,836
Rapid7, Inc.*	5,521	203,835
Rimini Street, Inc.*(a)	1,291	8,146
SailPoint Technologies Holding, Inc.*(a)	7,745	263,485
SecureWorks Corp., Class A*	1,131	16,569
SendGrid, Inc.*	4,343	159,779
ShotSpotter, Inc.*	1,058	64,845
SPS Commerce, Inc.*	2,527	250,779
Telaria, Inc.*	6,442	24,415
Telenav, Inc.*	4,230	21,362
Tenable Holdings, Inc.*	1,924	74,805
TiVo Corp.(a)	18,280	227,586
Trade Desk, Inc. (The), Class A*(a)	4,858	733,121
Upland Software, Inc.*	2,296	74,184
Varonis Systems, Inc.*	4,290	314,243
Verint Systems, Inc.*	9,597	480,810
Veritone, Inc.*(a)	1,056	11,014
VirnetX Holding Corp.*(a)	7,430	34,550
Workiva, Inc.*	4,289	169,416
Yext, Inc.*	12,062	285,869
Zix Corp.*	7,935	44,039

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

17

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Software (continued)
Zscaler, Inc.*(a)	2,040	$83,191

		17,748,379

Specialty Retail 3.0%
Aaron’s, Inc.	10,355	563,933
Abercrombie & Fitch Co., Class A(a)	10,134	214,030
American Eagle Outfitters, Inc.	24,131	599,173
America’s Car-Mart, Inc.*	881	68,894
Asbury Automotive Group, Inc.*	3,023	207,831
Ascena Retail Group, Inc.*	25,576	116,882
At Home Group, Inc.*(a)	6,637	209,265
Barnes & Noble Education, Inc.*(a)	5,590	32,198
Barnes & Noble, Inc.(a)	8,615	49,967
Bed Bath & Beyond, Inc.(a)	20,175	302,625
Big 5 Sporting Goods Corp.(a)	2,949	15,040
Boot Barn Holdings, Inc.*(a)	4,169	118,441
Buckle, Inc. (The)(a)	4,568	105,292
Caleres, Inc.	6,282	225,273
Camping World Holdings, Inc., Class A(a)	4,859	103,594
Carvana Co.*(a)	4,835	285,700
Cato Corp. (The), Class A	3,299	69,345
Chico’s FAS, Inc.(a)	19,159	166,109
Children’s Place, Inc. (The)	2,448	312,854
Citi Trends, Inc.	1,925	55,382
Conn’s, Inc.*(a)	2,904	102,656
Container Store Group, Inc. (The)*	2,328	25,841
DSW, Inc., Class A	10,280	348,286
Express, Inc.*(a)	11,162	123,452
Five Below, Inc.*	8,158	1,061,029
Francesca’s Holdings Corp.*(a)	5,297	19,652
GameStop Corp., Class A(a)	14,890	227,370
Genesco, Inc.*(a)	2,957	139,275
GNC Holdings, Inc., Class A*(a)	12,137	50,247
Group 1 Automotive, Inc.	2,890	187,561
Guess?, Inc.	8,831	199,581
Haverty Furniture Cos., Inc.	2,730	60,333
Hibbett Sports, Inc.*(a)	2,767	52,020
Hudson Ltd., Class A*	5,766	130,081
J. Jill, Inc.*	2,702	16,698
Kirkland’s, Inc.*(a)	2,226	22,460
Lithia Motors, Inc., Class A(a)	3,477	283,932
Lumber Liquidators Holdings, Inc.*(a)	4,065	62,967
MarineMax, Inc.*(a)	3,938	83,682
Monro, Inc.(a)	4,792	333,523
Murphy USA, Inc.*	4,504	384,912
National Vision Holdings, Inc.*	7,429	335,345
New York & Co., Inc.*	4,242	16,374
Office Depot, Inc.	83,308	267,419
Party City Holdco, Inc.*	8,674	117,533
Pier 1 Imports, Inc.(a)	11,578	17,367
Rent-A-Center, Inc.*	6,641	95,498
RH*(a)	2,870	375,999
Sally Beauty Holdings, Inc.*(a)	18,044	331,829
Shoe Carnival, Inc.(a)	1,667	64,180
Signet Jewelers Ltd.	8,823	581,700
Sleep Number Corp.*	5,184	190,668
Sonic Automotive, Inc., Class A	3,651	70,647
Sportsman’s Warehouse Holdings, Inc.*	5,239	30,648
Tailored Brands, Inc.(a)	7,347	185,071
Tile Shop Holdings, Inc.	5,830	41,685
Tilly’s, Inc., Class A	1,905	36,100
Winmark Corp.	372	61,752
Zumiez, Inc.*(a)	2,664	70,196

		10,627,397

Technology Hardware, Storage & Peripherals 0.3%
3D Systems Corp.*(a)	16,257	307,257
Avid Technology, Inc.*	3,503	20,773
Cray, Inc.*	6,049	130,053
Diebold Nixdorf, Inc.(a)	11,428	51,426
Eastman Kodak Co.*(a)	2,405	7,456
Electronics For Imaging, Inc.*(a)	6,697	228,234
Immersion Corp.*	3,974	42,005
Stratasys Ltd.*	7,728	178,594
USA Technologies, Inc.*	8,588	61,834

		1,027,632

Textiles, Apparel & Luxury Goods 0.8%
Crocs, Inc.*	10,055	214,071
Culp, Inc.	1,609	38,938
Deckers Outdoor Corp.*(a)	4,528	536,930
Fossil Group, Inc.*(a)	6,727	156,605
G-III Apparel Group Ltd.*	6,505	313,476
Movado Group, Inc.(a)	2,329	97,585
Oxford Industries, Inc.(a)	2,497	225,229
Perry Ellis International, Inc.*	1,856	50,724
Rocky Brands, Inc.	1,019	28,838
Steven Madden Ltd.	8,669	458,590
Superior Group of Cos., Inc.	1,247	23,718
Unifi, Inc.*	2,222	62,949
Vera Bradley, Inc.*	3,373	51,472
Wolverine World Wide, Inc.	14,038	548,184

		2,807,309

Thrifts & Mortgage Finance 2.1%
Axos Financial, Inc.*(a)	9,075	312,089
BankFinancial Corp.	2,023	32,247
Beneficial Bancorp, Inc.	10,189	172,194
Bridgewater Bancshares, Inc.*	814	10,598
BSB Bancorp, Inc.*	1,203	39,218
Capitol Federal Financial, Inc.(a)	19,722	251,258
Columbia Financial, Inc.*	7,367	123,029
Dime Community Bancshares, Inc.	4,911	87,661
Entegra Financial Corp.*	970	25,753
ESSA Bancorp, Inc.	1,301	21,154
Essent Group Ltd.*	14,290	632,333
Federal Agricultural Mortgage Corp., Class C	1,367	98,670
First Defiance Financial Corp.	2,870	86,416
Flagstar Bancorp, Inc.*	4,434	139,538
FS Bancorp, Inc.	453	25,241
Greene County Bancorp, Inc.(a)	449	14,413
Hingham Institution for Savings	187	41,104
Home Bancorp, Inc.	1,146	49,828
HomeStreet, Inc.*	3,659	96,964
Impac Mortgage Holdings, Inc.*	1,363	10,209
Kearny Financial Corp.	14,541	201,393
LendingTree, Inc.*(a)	1,195	274,970
Luther Burbank Corp.	3,310	36,013
Malvern Bancorp, Inc.*	956	22,896
Merchants Bancorp	2,381	60,525

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

18

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Common Stocks (continued)

	Shares	Value
Thrifts & Mortgage Finance (continued)
Meridian Bancorp, Inc.	7,227	$122,859
Meta Financial Group, Inc.	1,403	115,958
MGIC Investment Corp.*	53,996	718,687
NMI Holdings, Inc., Class A*(a)	9,332	211,370
Northfield Bancorp, Inc.	6,316	100,551
Northwest Bancshares, Inc.(a)	14,160	245,251
OceanFirst Financial Corp.	7,196	195,875
Ocwen Financial Corp.*	17,336	68,304
OP Bancorp*(a)	1,695	19,662
Oritani Financial Corp.	6,100	94,855
PCSB Financial Corp.	2,603	52,945
PDL Community Bancorp*	1,297	19,598
PennyMac Financial Services, Inc., Class A	3,934	82,221
PHH Corp.*	4,623	50,807
Provident Bancorp, Inc.*	647	18,731
Provident Financial Services, Inc.	9,404	230,868
Prudential Bancorp, Inc.	1,200	20,772
Radian Group, Inc.(a)	32,258	666,773
Riverview Bancorp, Inc.	3,123	27,607
SI Financial Group, Inc.	1,633	22,862
Southern Missouri Bancorp, Inc.	997	37,158
Sterling Bancorp, Inc.	3,352	37,911
Territorial Bancorp, Inc.	1,106	32,682
Timberland Bancorp, Inc.	904	28,241
TrustCo Bank Corp.(a)	14,164	120,394
United Community Financial Corp.	7,160	69,237
United Financial Bancorp, Inc.	7,936	133,563
Walker & Dunlop, Inc.	4,121	217,918
Washington Federal, Inc.(a)	12,523	400,736
Waterstone Financial, Inc.	3,689	63,266
Western New England Bancorp, Inc.	4,014	43,351
WMIH Corp.*	47,044	65,391
WSFS Financial Corp.	4,477	211,091

		7,413,209

Tobacco 0.2%
22nd Century Group, Inc.*(a)	17,151	48,194
Pyxus International, Inc.*(a)	1,248	28,704
Turning Point Brands, Inc.	1,141	47,306
Universal Corp.	3,674	238,810
Vector Group Ltd.(a)	15,425	212,563

		575,577

Trading Companies & Distributors 1.3%
Aircastle Ltd.	8,527	186,827
Applied Industrial Technologies, Inc.	5,760	450,720
Beacon Roofing Supply, Inc.*(a)	10,179	368,378
BlueLinx Holdings, Inc.*(a)	1,310	41,252
BMC Stock Holdings, Inc.*	9,968	185,903
CAI International, Inc.*	2,717	62,138
DXP Enterprises, Inc.*	2,358	94,485
EnviroStar, Inc.(a)	531	20,682
Foundation Building Materials, Inc.*	2,154	26,860
GATX Corp.(a)	5,615	486,203
General Finance Corp.*	1,404	22,394
GMS, Inc.*	5,159	119,689
H&E Equipment Services, Inc.	4,731	178,737
Herc Holdings, Inc.*	3,624	185,549
Kaman Corp.	4,261	284,550
Lawson Products, Inc.*	947	32,103
MRC Global, Inc.*	12,456	233,799
Nexeo Solutions, Inc.*	4,847	59,376
NOW, Inc.*(a)	16,173	267,663
Rush Enterprises, Inc., Class A	4,366	171,627
Rush Enterprises, Inc., Class B	785	31,314
SiteOne Landscape Supply, Inc.*(a)	5,947	448,047
Systemax, Inc.	1,851	60,972
Textainer Group Holdings Ltd.*	3,923	50,214
Titan Machinery, Inc.*(a)	2,717	42,073
Triton International Ltd.(a)	7,830	260,504
Veritiv Corp.*	1,660	60,424
Willis Lease Finance Corp.*	498	17,186

		4,449,669

Water Utilities 0.4%
American States Water Co.(a)	5,482	335,170
AquaVenture Holdings Ltd.*	1,684	30,430
Artesian Resources Corp., Class A	1,150	42,297
Cadiz, Inc.*(a)	3,087	34,420
California Water Service Group	7,250	311,025
Connecticut Water Service, Inc.	1,810	125,560
Consolidated Water Co. Ltd.	2,140	29,639
Global Water Resources, Inc.	1,466	15,525
Middlesex Water Co.	2,306	111,657
Pure Cycle Corp.*	2,519	29,094
SJW Group	2,535	155,015
York Water Co. (The)	1,871	56,878

		1,276,710

Wireless Telecommunication Services 0.2%
Boingo Wireless, Inc.*	5,975	208,528
Gogo, Inc.*(a)	8,234	42,734
NII Holdings, Inc.*(a)	13,070	76,590
Shenandoah Telecommunications Co.(a)	7,024	272,180
Spok Holdings, Inc.	2,885	44,429

		644,461

Total Common Stocks (cost $262,578,631)		339,715,037

Rights 0.0%†

	Number of Rights	Value
Food Products 0.0%†
Schuman, Inc., CVR*(b)	3,948	7,541

Total Rights (cost $–)		7,541

Repurchase Agreements 20.7%

	Principal Amount	Value
BNP Paribas Securities Corp., 2.18%, dated 9/26/2018, due 10/3/2018, repurchase price $7,002,968, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.13%, maturing 1/3/2019 - 7/31/2023; total market value $7,140,000.(c)	$7,000,000	7,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

19

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Repurchase Agreements (continued)

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $6,002,520, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $6,120,000.(c)	$6,000,000	$6,000,000
HSBC Securities, Inc., 2.20%, dated 9/25/2018, due 10/2/2018, repurchase price $10,004,278, collateralized by U.S. Government Agency Securities, ranging from 2.46% - 5.00%, maturing 12/15/2040 - 9/1/2048; total market value $10,203,740.(c)	10,000,000	10,000,000
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $21,340,749, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $21,763,447.(c)	21,336,712	21,336,712
Natixis New York Branch, 2.23%, dated 9/28/2018, due 10/1/2018, repurchase price $5,000,930, collateralized by U.S. Government Treasury Securities, ranging from 0.00% - 8.75%, maturing 11/23/2018 - 5/15/2044; total market value $5,100,948.(c)	5,000,000	5,000,000
NatWest Markets Securities, Inc., 2.18%, dated 9/27/2018, due 10/4/2018, repurchase price $8,003,392, collateralized by U.S. Government Treasury Securities, ranging from 1.38% - 2.13%, maturing 10/31/2020 - 11/15/2026; total market value $8,161,979.(c)	8,000,000	8,000,000
NatWest Markets Securities, Inc., 2.19%, dated 9/28/2018, due 10/5/2018, repurchase price $5,002,130, collateralized by U.S. Government Treasury Securities, ranging from 0.13% - 3.38%, maturing 2/15/2019 - 5/15/2044; total market value $5,100,934.(c)	5,000,000	5,000,000
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $10,001,934, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $10,200,001.(c)	10,000,000	10,000,000

Total Repurchase Agreements (cost $72,336,712)		72,336,712

Total Investments (cost $334,915,343) — 117.7%		412,059,290
Liabilities in excess of other assets — (17.7)%		(61,975,939)

NET ASSETS — 100.0%		$350,083,351

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $89,732,030 which was collateralized by cash used to purchase repurchase agreements with a total value of $72,336,712 and by $19,540,245 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 8.75%, and maturity dates ranging from 10/4/2018 – 2/15/2048, a total value of $91,876,957.

(b)	Fair valued security.
(c)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $72,336,712.
†	Amount rounds to less than 0.1%.

CVR	Contingent Value Rights
REIT	Real Estate Investment Trust

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

20

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

Futures contracts outstanding as of September 30, 2018

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Russell 2000 E-Mini Index	119	12/2018	USD	10,119,760	(92,598)

					(92,598)

At September 30, 2018 the fund had $408,400 segregated as collateral with the broker for open future contracts.

Currency:

USD	United States Dollar

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

21

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$339,715,037	$—	$—	$339,715,037
Repurchase Agreements	—	72,336,712	—	72,336,712
Rights	—	7,541	—	7,541

Total Assets	$339,715,037	$72,344,253	$—	$412,059,290

Liabilities:
Futures Contracts	$(92,598)	$—	$—	$(92,598)

Total Liabilities	$(92,598)	$—	$—	$(92,598)

Total	$339,622,439	$72,344,253	$—	$411,966,692

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

During the period ended September 30, 2018, there were no transfers into or out of Level 1, Level 2 or Level 3.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

22

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

NVIT Small Cap Index Fund

The following is a reconciliation of assets for which Level 3 inputs were used in determining fair value:

	Rights	Total
Balance as of 12/31/2017	$56,834	$56,834
Accrued Accretion/(Amortization)	—	—
Realized Gain (Loss)	152,313	152,313
Change in Unrealized Appreciation/Depreciation	(56,834)	(56,834)
Purchases	—	—
Sales	(152,313)	(152,313)
Transfers Into Level 3	—	—
Transfers Out of Level 3	—	—

Balance as of 9/30/2018	$—	$—

Change in Unrealized Appreciation/Depreciation for Investments Still Held as of 9/30/2018	$—	$—

Amounts designated as “—” are zero or have been rounded to zero.

The FVC continues to evaluate any information that could cause an adjustment to the fair value for this investment, such as market news, the progress of judicial and regulatory proceedings, and subadviser recommendations.

The following is a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018. Please see below for information on the Fund’s policy regarding the objectives and strategies for using financial futures contracts.

Futures Contracts

The Fund is subject to equity price risk in the normal course of pursuing its objective(s). The Fund entered into financial futures contracts (“futures contracts”) to gain exposure to the value of equities. Futures contracts are contracts for delayed delivery of securities or currencies at a specific future date and at a specific price or currency amount.

Upon entering into a futures contract, the Fund is required to segregate an initial margin deposit of cash and/or other assets equal to a certain percentage of the futures contract’s notional value. Under a futures contract, the Fund agrees to receive from or pay to a broker an amount of cash equal to the daily fluctuation in value of the futures contract. Subsequent receipts or payments, known as “variation margin” receipts or payments, are made each day, depending on the fluctuation in the fair value of the futures contract, and are recognized by the Fund as unrealized gains or losses. Futures contracts are generally valued daily at their settlement price as provided by an independent pricing service approved by the Board of Trustees, and are generally categorized as Level 1 investments within the hierarchy.

A “sale” of a futures contract means a contractual obligation to deliver the securities or foreign currency called for by the contract at a fixed price or amount at a specified time in the future. A “purchase” of a futures contract means a contractual obligation to acquire the securities or foreign currency at a fixed price at a specified time in the future. When a futures contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the futures contract at the time it was opened and its value at the time it was closed.

Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of futures contracts and may realize a loss. The use of futures contracts for hedging purposes involves the risk of imperfect correlation in the movements in the price of the futures contracts and the underlying assets. The Fund’s investments in futures contracts entail limited counterparty credit risk because the Fund invests only in exchange-traded futures contracts, which are settled through the exchange and whose fulfillment is guaranteed by the credit of the exchange.

The following tables provide a summary of the Fund’s derivative instruments categorized by risk exposure as of September 30, 2018:

Fair Values of Derivatives not Accounted for as Hedging Instruments as of September 30, 2018

Liabilities:		Fair Value
Futures Contracts
Equity risk	Unrealized depreciation from futures contracts	$(92,598)

Total		$(92,598)

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

23

Statement of Investments

September 30, 2018 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks 97.6%

	Shares	Value
BELGIUM 1.0%
Pharmaceuticals 1.0%
UCB SA	23,175	$2,080,018

CANADA 2.8%
Metals & Mining 2.1%
Goldcorp, Inc.	199,700	2,034,647
Wheaton Precious Metals Corp.	126,700	2,216,870

		4,251,517

Oil, Gas & Consumable Fuels 0.7%
Husky Energy, Inc.	89,700	1,575,037

		5,826,554

CHINA 7.1%
Diversified Telecommunication Services 1.4%
China Telecom Corp. Ltd., Class H	5,934,000	2,943,695

Entertainment 0.7%
NetEase, Inc., ADR	6,400	1,460,800

Health Care Providers & Services 0.8%
Sinopharm Group Co. Ltd., Class H	355,200	1,740,867

Insurance 1.2%
China Life Insurance Co. Ltd., Class H	1,100,000	2,482,818

Interactive Media & Services 1.3%
Baidu, Inc., ADR*	11,620	2,657,262

Wireless Telecommunication Services 1.7%
China Mobile Ltd.	366,000	3,592,025

		14,877,467

DENMARK 2.4%
Electrical Equipment 1.4%
Vestas Wind Systems A/S	44,828	3,027,790

Marine 1.0%
AP Moller - Maersk A/S, Class B	1,467	2,058,869

		5,086,659

FRANCE 10.1%
Auto Components 1.2%
Cie Generale des Etablissements Michelin SCA	21,756	2,597,498

Banks 2.4%
BNP Paribas SA	86,967	5,315,051

Building Products 1.3%
Cie de Saint-Gobain	61,942	2,671,153

Insurance 1.4%
AXA SA	107,132	2,876,284

Multi-Utilities 1.2%
Veolia Environnement SA	123,135	2,456,247

Oil, Gas & Consumable Fuels 0.5%
TOTAL SA(a)	16,908	1,091,655

Pharmaceuticals 2.1%
Sanofi	48,624	4,337,245

		21,345,133

GERMANY 10.6%
Chemicals 1.1%
LANXESS AG	32,072	2,348,922

Construction Materials 0.8%
HeidelbergCement AG	21,210	1,657,920

Diversified Telecommunication Services 1.0%
Telefonica Deutschland Holding AG	519,707	2,197,001

Health Care Providers & Services 1.1%
Fresenius Medical Care AG & Co. KGaA	22,145	2,277,375

Industrial Conglomerates 1.4%
Siemens AG (Registered)	22,224	2,845,648

Multi-Utilities 1.5%
E.ON SE	299,053	3,048,551

Pharmaceuticals 2.7%
Bayer AG (Registered)	33,223	2,951,311
Merck KGaA	28,858	2,981,924

		5,933,235

Semiconductors & Semiconductor Equipment 1.0%
Infineon Technologies AG	93,382	2,121,677

		22,430,329

HONG KONG 2.5%
Industrial Conglomerates 1.5%
CK Hutchison Holdings Ltd.	259,512	2,975,543

Real Estate Management & Development 1.0%
CK Asset Holdings Ltd.	292,012	2,179,080

		5,154,623

IRELAND 2.3%
Banks 1.1%
Bank of Ireland Group plc	314,726	2,414,265

Construction Materials 1.2%
CRH plc	76,825	2,512,074

		4,926,339

ISRAEL 2.1%
Pharmaceuticals 2.1%
Teva Pharmaceutical Industries Ltd., ADR	201,444	4,339,104

ITALY 2.6%
Banks 1.0%
UniCredit SpA	137,198	2,056,993

Oil, Gas & Consumable Fuels 1.6%
Eni SpA	176,169	3,322,600

		5,379,593

JAPAN 13.3%
Auto Components 0.6%
Sumitomo Rubber Industries Ltd.	87,600	1,314,824

Beverages 2.1%
Kirin Holdings Co. Ltd.	76,700	1,965,367
Suntory Beverage & Food Ltd.	54,800	2,315,973

		4,281,340

Electronic Equipment, Instruments & Components 0.9%
Omron Corp.	46,200	1,951,671

Food & Staples Retailing 1.0%
Seven & i Holdings Co. Ltd.	49,300	2,195,830

Food Products 0.9%
Ezaki Glico Co. Ltd.(a)	37,600	1,843,432

Household Durables 1.0%
Panasonic Corp.	181,000	2,108,857

Metals & Mining 0.4%
Sumitomo Metal Mining Co. Ltd.	26,500	929,614

Multiline Retail 0.6%
Ryohin Keikaku Co. Ltd.	4,500	1,336,974

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

1

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Templeton NVIT International Value Fund

Common Stocks (continued)

	Shares	Value
JAPAN (continued)
Oil, Gas & Consumable Fuels 1.1%
Inpex Corp.	190,900	$2,376,102

Pharmaceuticals 1.9%
Astellas Pharma, Inc.	225,100	3,927,153

Real Estate Management & Development 1.1%
Mitsui Fudosan Co. Ltd.	98,800	2,338,773

Wireless Telecommunication Services 1.7%
SoftBank Group Corp.	34,400	3,473,907

		28,078,477

LUXEMBOURG 2.2%
Media 2.2%
SES SA, FDR	210,276	4,612,367

NETHERLANDS 8.0%
Banks 1.5%
ING Groep NV	250,940	3,253,314

Chemicals 1.1%
Akzo Nobel NV	25,115	2,348,206

Energy Equipment & Services 1.0%
SBM Offshore NV	121,271	2,194,602

Insurance 0.7%
NN Group NV	33,334	1,484,937

Oil, Gas & Consumable Fuels 3.1%
Royal Dutch Shell plc, Class B	76,567	2,679,506
Royal Dutch Shell plc, Class B, ADR(a)	50,238	3,563,382

		6,242,888

Semiconductors & Semiconductor Equipment 0.6%
NXP Semiconductors NV*	13,900	1,188,450

		16,712,397

NORWAY 0.9%
Chemicals 0.9%
Yara International ASA	37,794	1,852,355

SINGAPORE 1.3%
Diversified Telecommunication Services 1.3%
Singapore Telecommunications Ltd.	1,145,900	2,713,003

SOUTH KOREA 5.7%
Banks 2.8%
Hana Financial Group, Inc.	68,890	2,766,696
KB Financial Group, Inc., ADR	64,426	3,110,487

		5,877,183

Technology Hardware, Storage & Peripherals 2.9%
Samsung Electronics Co. Ltd., GDR Reg. S	5,900	6,161,122

		12,038,305

SWEDEN 0.5%
Health Care Equipment & Supplies 0.5%
Getinge AB, Class B	82,457	948,173

SWITZERLAND 5.3%
Capital Markets 2.2%
UBS Group AG (Registered)*	292,201	4,608,308

Pharmaceuticals 3.1%
Novartis AG (Registered)	26,201	2,257,437
Roche Holding AG	17,346	4,197,373

		6,454,810

		11,063,118

TAIWAN 1.4%
Semiconductors & Semiconductor Equipment 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd.	340,214	2,904,900

THAILAND 1.3%
Banks 1.3%
Bangkok Bank PCL, NVDR	375,700	2,440,223
Bangkok Bank PCL	45,200	304,749

		2,744,972

UNITED KINGDOM 11.0%
Aerospace & Defense 0.8%
BAE Systems plc	195,060	1,599,890

Banks 3.7%
Barclays plc	446,855	999,057
HSBC Holdings plc	384,292	3,382,569
Standard Chartered plc	413,429	3,423,845

		7,805,471

Chemicals 0.5%
Johnson Matthey plc	24,621	1,141,622

Oil, Gas & Consumable Fuels 3.1%
BP plc	859,804	6,596,703

Specialty Retail 1.1%
Kingfisher plc	716,347	2,407,387

Trading Companies & Distributors 0.7%
Travis Perkins plc	98,983	1,372,656

Wireless Telecommunication Services 1.1%
Vodafone Group plc	1,081,458	2,318,613

		23,242,342

UNITED STATES 3.2%
Biotechnology 1.5%
Shire plc	53,303	3,215,896

Health Care Equipment & Supplies 0.5%
LivaNova plc*	8,210	1,017,794

Life Sciences Tools & Services 0.7%
QIAGEN NV*	38,599	1,460,928

Pharmaceuticals 0.5%
Perrigo Co. plc	14,200	1,005,360

		6,699,978

Total Common Stocks (cost $175,490,934)		205,056,206

Repurchase Agreements 1.8%

	Principal Amount	Value
Deutsche Bank Securities, Inc., 2.16%, dated 9/25/2018, due 10/2/2018, repurchase price $1,000,420, collateralized by U.S. Government Treasury Securities, 0.00%, maturing 2/15/2021 - 8/15/2038; total market value $1,020,000.(b)	$1,000,000	1,000,000

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

2

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Templeton NVIT International Value Fund

Repurchase Agreements (continued)

	Principal Amount	Value
ML Pierce Fenner & Smith, Inc., 2.27%, dated 9/28/2018, due 10/1/2018, repurchase price $1,805,358, collateralized by U.S. Government Agency Securities, 3.50%, maturing 6/20/2047; total market value $1,841,117.(b)	$1,805,017	$1,805,017
Pershing LLC, 2.32%, dated 9/28/2018, due 10/1/2018, repurchase price $1,000,194, collateralized by U.S. Government Agency and Treasury Securities, ranging from 0.00% - 9.50%, maturing 10/22/2018 - 6/20/2066; total market value $1,020,000.(b)	1,000,000	1,000,000

Total Repurchase Agreements (cost $3,805,017)		3,805,017

Total Investments (cost $179,295,951) — 99.4%		208,861,223
Other assets in excess of liabilities — 0.6%		1,205,778

NET ASSETS — 100.0%		$210,067,001

*	Denotes a non-income producing security.
(a)

The security or a portion of this security is on loan at September 30, 2018. The total value of securities on loan at September 30, 2018 was $4,685,769, which was collateralized by cash used to purchase repurchase agreements with a total value of $3,805,017 and by $1,049,832 of collateral in the form of U.S Government Treasury Securities, interest rates ranging from 0.00% – 3.63%, and maturity dates ranging from 10/11/2018 – 2/15/2047, a total value of $4,854,849.

(b)	Security was purchased with cash collateral held from securities on loan. The total value of securities purchased with cash collateral as of September 30, 2018 was $3,805,017.

ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
Reg. S	Regulation S - Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933 or pursuant to an exemption from registration. Currently there is no restriction on trading this security.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

3

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Templeton NVIT International Value Fund

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, Nationwide Variable Insurance Trust’s (the “Trust”) investment adviser to the Fund, Nationwide Fund Advisors (“NFA”), assigns a fair value to Fund investments in accordance with a hierarchy that prioritizes the various types of inputs used to measure fair value. The hierarchy gives the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable.

The three levels of the hierarchy are summarized below.

• Level 1 —	Quoted prices in active markets for identical assets
• Level 2 —	Other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 —	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy.

An investment’s categorization within the hierarchy is based on the lowest level of any input that is significant to the fair valuation in its entirety. The inputs or methodology used to value investments are not intended to indicate the risk associated with investing in those investments.

The Trust’s Board of Trustees (the “Board of Trustees”) has delegated authority to NFA, and the Trust’s administrator, Nationwide Fund Management LLC (“NFM”), to assign a fair value under certain circumstances, as described below, pursuant to valuation procedures approved by the Board of Trustees. NFA and NFM have established a Fair Valuation Committee (“FVC”) to assign these fair valuations. The fair value of a security may differ from its quoted or published price. Fair valuation of portfolio securities may occur on a daily basis.

Securities may be fair valued in certain circumstances, such as where (i) market quotations are not readily available; (ii) an independent pricing service does not provide a value or the value provided by an independent pricing service is determined to be unreliable in the judgment of NFA/NFM or its designee; (iii) a significant event has occurred that affects the value of the Fund’s securities after trading has stopped (e.g., earnings announcements or news relating to natural disasters affecting an issuer’s operations); (iv) the securities are illiquid; (v) the securities have defaulted or been delisted from an exchange and are no longer trading; or (vi) any other circumstance in which the FVC believes that market quotations do not accurately reflect the value of a security.

The FVC will assign a fair value according to fair value methodologies. Information utilized by the FVC to obtain a fair value may include, among others, the following: (i) a multiple of earnings; (ii) the discount from market value of a similar, freely traded security; (iii) the yield-to-maturity for debt issues; or (iv) a combination of these and other methods. To arrive at the appropriate methodology, the FVC may consider a non-exclusive list of factors, which are specific to the security as well as whether the security is traded on the domestic or foreign markets. The FVC monitors the results of fair valuation determinations and regularly reports the results to the Board of Trustees. The Fund attempts to establish a price that it might reasonably expect to receive upon the current sale of that security. That said, there can be no assurance that the fair value assigned to a security is the price at which a security could have been sold during the period in which the particular fair value was used to value the security. To the extent the inputs used are observable, these securities are classified as Level 2 investments; otherwise, they are classified as Level 3 investments within the hierarchy.

Equity securities listed on a non-U.S. exchange (“non-U.S. securities”) are generally fair valued daily by an independent fair value pricing service approved by the Board of Trustees. The fair valuations for non-U.S. securities may not be the same as quoted or published prices of the securities on the exchange on which such securities trade. Such securities are categorized as Level 2 investments within the hierarchy. If daily fair value prices from the independent fair value pricing service are not available, such non-U.S. securities are generally valued at the last quoted sale price at the close of an exchange on which the security is traded and categorized as Level 1 investments within the hierarchy. Values of foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of said currencies against the U.S. dollar, as of Valuation Time, as provided by an independent pricing service approved by the Board of Trustees.

The following table provides a summary of the inputs used to value the Fund’s net assets as of September 30, 2018. Please refer to the Statement of Investments for additional information on portfolio holdings.

	Level 1(a)	Level 2(a)	Level 3	Total
Assets:
Common Stocks
Aerospace & Defense	$—	$1,599,890	$—	$1,599,890
Auto Components	—	3,912,322	—	3,912,322
Banks	3,110,487	26,356,762	—	29,467,249
Beverages	—	4,281,340	—	4,281,340
Biotechnology	—	3,215,896	—	3,215,896
Building Products	—	2,671,153	—	2,671,153
Capital Markets	—	4,608,308	—	4,608,308
Chemicals	2,348,922	5,342,183	—	7,691,105
Construction Materials	—	4,169,994	—	4,169,994
Diversified Telecommunication Services	2,197,001	5,656,698	—	7,853,699
Electrical Equipment	—	3,027,790	—	3,027,790
Electronic Equipment, Instruments & Components	—	1,951,671	—	1,951,671
Energy Equipment & Services	—	2,194,602	—	2,194,602
Entertainment	1,460,800	—	—	1,460,800
Food & Staples Retailing	—	2,195,830	—	2,195,830
Food Products	—	1,843,432	—	1,843,432
Health Care Equipment & Supplies	1,017,794	948,173	—	1,965,967
Health Care Providers & Services	—	4,018,242	—	4,018,242

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

4

Statement of Investments (Continued)

September 30, 2018 (Unaudited)

Templeton NVIT International Value Fund

	Level 1(a)	Level 2(a)	Level 3	Total
Assets: (continued)
Common Stocks (continued)
Household Durables	$—	$2,108,857	$—	$2,108,857
Industrial Conglomerates	—	5,821,191	—	5,821,191
Insurance	—	6,844,039	—	6,844,039
Interactive Media & Services	2,657,262	—	—	2,657,262
Life Sciences Tools & Services	—	1,460,928	—	1,460,928
Marine	—	2,058,869	—	2,058,869
Media	—	4,612,367	—	4,612,367
Metals & Mining	4,251,517	929,614	—	5,181,131
Multiline Retail	—	1,336,974	—	1,336,974
Multi-Utilities	3,048,551	2,456,247	—	5,504,798
Oil, Gas & Consumable Fuels	5,138,419	16,066,566	—	21,204,985
Pharmaceuticals	5,344,464	22,732,461	—	28,076,925
Real Estate Management & Development	—	4,517,853	—	4,517,853
Semiconductors & Semiconductor Equipment	1,188,450	5,026,577	—	6,215,027
Specialty Retail	—	2,407,387	—	2,407,387
Technology Hardware, Storage & Peripherals	—	6,161,122	—	6,161,122
Trading Companies & Distributors	—	1,372,656	—	1,372,656
Wireless Telecommunication Services	—	9,384,545	—	9,384,545

Total Common Stocks	$31,763,667	$173,292,539	$—	$205,056,206

Repurchase Agreements	$—	$3,805,017	$—	$3,805,017

Total	$31,763,667	$177,097,556	$—	$208,861,223

Amounts designated as “—”, which may include fair valued securities, are zero or have been rounded to zero.

Transfers between levels are recognized as of the beginning of the reporting period.

(a)

During the period ended September 30, 2018, there were two transfers of international common stocks from Level 2 to Level 1. The market value at the time of the transfer was $4,344,617. The investments were previously valued using the last quoted sales price from the local exchange on which they traded and applying a fair value factor received from an independent fair value pricing service, resulting in the Level 2 classification. At September 30, 2018, the Fund valued these securities at the last quoted sales price without a fair value factor, resulting in a Level 1 classification.

The Statement of Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and unaudited semi-annual report.

5

Item 2. Controls and Procedures.

(a)

Disclose the conclusions of the registrant’s principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Exchange Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures, as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)

Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely materially to affect, the registrant’s internal control over financial reporting.

There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most-recent fiscal quarter that have materially affected, or are reasonably likely materially to affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)).

Certifications pursuant to Rule 30a-2(a) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 13, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Michael S. Spangler
	Name:	Michael S. Spangler
	Title:	Principal Executive Officer
	Date:	November 13, 2018

(Registrant)	NATIONWIDE VARIABLE INSURANCE TRUST

By (Signature and Title)	/s/ Joseph A. Finelli
	Name:	Joseph A. Finelli
	Title:	Principal Financial Officer
	Date:	November 13, 2018